AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 2019.

FILE NO. 333-72042

811-10559

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 66	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 116	☒

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

(Exact Name of Registrant)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

(Name of Depositor)

1 GRIFFIN ROAD NORTH

WINDSOR, CT 06095

(Address of Depositor’s Principal Offices)

(860) 547-4390

(Depositor’s Telephone Number, Including Area Code)

CHRISTOPHER M. GRINNELL

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

1295 STATE STREET

SPRINGFIELD, MASSACHUSETTS 01111

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

It is proposed that this filing will become effective:

☐            immediately upon filing pursuant to paragraph (b) of Rule 485

☒          on May 1, 2019 pursuant to paragraph (b) of Rule 485

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐            on              pursuant to paragraph (a)(1) of Rule 485

☐            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this updated registration statement is to include a prospectus that was omitted from Post-Effective Amendment No. 65 and to incorporate by reference all of the prospectuses that were included in Post-Effective Amendment No. 65.  This Post-Effective Amendment No. 66 does not supersede Post-Effective Amendment No. 64.

Part A

Talcott Resolution Life Insurance Company Group Variable Annuity Contracts Separate Account Eleven PremierSolutions State of Connecticut Administered by Massachusetts Mutual Life Insurance Company
This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the “Contract” or “Contracts”). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.
Talcott Resolution Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.
You or your Employer allocate your plan Contribution to “Sub-Accounts.” Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds (“Funds”) that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.
The underlying Funds are listed below:
●
BlackRock S&P 500 Index V.I. Fund — Class I Shares

●
Franklin Mutual Shares Fund — Class A

●
Hartford Balanced HLS Fund — Class IA

●
Hartford Capital Appreciation HLS Fund — Class IA

●
Hartford Dividend and Growth HLS Fund — Class IA

●
Hartford MidCap HLS Fund — Class IA

●
Hartford Small Company HLS Fund — Class IA

●
Hartford Stock HLS Fund — Class IA

●
Hartford Total Return Bond HLS Fund — Class IA

●
Invesco American Franchise Fund — Class A

●
Invesco Diversified Dividend Fund — Investor Class

●
Invesco Equity and Income Fund — Class A

●
Invesco Oppenheimer Intermediate Income Fund — Class A*

●
Invesco Small Cap Growth Fund — Investor Class

●
Janus Henderson Global Research Fund — Class S

●
Massachusetts Investors Growth Stock Fund — Class A

●
MFS® Core Equity Fund — Class A

●
MFS® Mid Cap Growth Fund — Class A

●
MFS® Value Fund — Class A

●
Oppenheimer Intermediate Income Fund — Class A

●
Templeton Foreign Fund — Class A

* Effective on or about May 28, 2019, the underlying Fund will be added as a new Sub-Account investment option, subject to the closing of the reorganization.
For more information on the underlying Funds see the section entitled “The Funds.”
For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer’s program.
Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, you do not invest directly in any of the underlying Funds.
The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission (“SEC”).
If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

The SEC doesn’t approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.
This Prospectus and the Statement of Additional Information can also be obtained from the SEC’s website (http://www.sec.gov).
Beginning January 1, 2021, we will no longer send you paper copies of underlying mutual fund shareholder reports (“Reports”) unless you specifically request paper copies from us. The Reports will be available online. We will notify you by mail each time the Reports are posted. The notice will provide the website link(s) to access the Reports as well as instructions for requesting paper copies. If you wish to continue receiving your Reports in paper free of charge from us, please call 800-258-4511. Your election to receive the Reports in paper will apply to all underlying mutual funds available under your Contract. If you have already elected to receive the Reports electronically, you will not be affected by this change and need not take any action.
This group variable annuity contract IS NOT:
♦
A bank deposit or obligation

♦
Federally insured

♦
Endorsed by any bank or governmental agency

Prospectus Dated: May 1, 2019
Statement of Additional Information Dated: May 1, 2019
2

3

GLOSSARY OF SPECIAL TERMS
Accumulation Period: The period before the start of Annuity payouts.
Accumulation Units: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.
Administrative Office: Our overnight mailing address is: 100 Bright Meadow Blvd., Enfield, CT 06082-1981. Our standard mailing address is: MassMutual U.S. Workplace Solutions, P.O. Box 1583, Hartford, Connecticut 06144-1583.
Annual Maintenance Fee: An annual charge for establishing and maintaining a Participant’s Account under a Contract.
Annuitant: The person on whose life Annuity payouts are based.
Annuitant’s Account: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.
Annuity: A series of payments for life or another designated period.
Annuity Commencement Date: The date we start to make Annuity payouts to you.
Annuity Period: The period during which we make Annuity payouts to you.
Annuity Unit:  A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.
Beneficiary: The person or persons designated to receive Contract values in the event of the Participant’s or Annuitant’s death.
Code: The Internal Revenue Code of 1986, as amended.
Contract Owner: The Employer or entity owning the Contract.
Contract Year: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.
Contribution(s): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.
Date of Coverage: The date on which we receive the application on behalf of a Participant.
Due Proof of Death: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.
Employer: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.
Fixed Annuity: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.
General Account: Our General Account that consists of all of our company assets, including any money you have invested in the General Account option. The assets of the General Account are available to the creditors of Talcott Resolution.
Talcott Resolution, we or us: Talcott Resolution Life Insurance Company.
Minimum Death Benefit: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.
Participant (also, “you”): Any employee or former employee of an Employer or other individual with a Participant Account under in a Contract.
Participant Account: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.
4

Participant’s Contract Year: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.
Premium Tax:  A tax or amount of tax, if any, charged by a state, federal, or other governmental entity or Contributions or Contract values.
Related Contract: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Talcott Resolution agree as to whether another contract or funding vehicle is eligible as a Related Contract.
Sub-Account Value: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.
Surrender: Any withdrawal of Contract values.
Tax Sheltered Annuity (also “Tax Deferred Annuity”): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.
Valuation Day: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.
Variable Annuity: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.
5

FEE TABLE
The following tables describe the fees and expenses that a Contract Owner will pay when purchasing, owning and surrendering the Contract or, if you are a Participant, when opening, holding and surrendering a Participant Account under the Contract. In addition to the fees described below, the Contract Owner may direct us to deduct additional fees for certain plan related expenses (See “Plan Related Expenses” under the section entitled “Contract Charges”).
If you are a Contract Owner, this table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. If you are a Participant, this table describes the fees and expenses that you will pay at the time that you open a Participant Account or surrender a Participant Account under the Contract. Charges for state Premium Taxes may also be deducted when you contribute to the Contract, upon Surrender or when we start to make Annuity payouts.
Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of premium payments)	None
Transfer Fee(1)	$5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered)(2)
During First Year	5%
During Second Year	4%
During Third Year	3%
During Fourth Year	2%
During Fifth Year	1%
During Sixth Year and thereafter	0%
Loan Set-Up Fee(3)	$50
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract or have a Participant Account under the Contract, not including fees and expenses of the underlying Funds.
Loan Administration Fee(3)(4)*	$50

(1)
The Transfer Fee applies to transfers between available investment options under the Contract. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2)
Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant’s Contract Years completed with respect to the Participant’s Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.

(3)
This is the maximum fee we would charge. (See “May I request a Loan from my Participant Account?”)

(4)
We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

*
This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.

6

Annual Maintenance Fee (5)	$30
Maximum Separate Account Annual Expenses (as a percentage of average daily Sub-Account value)(6)
Before Annuity Commencement Date:
Range of Mortality and Expense Risk and Administrative Charge based on total value of Participant Accounts under a Contract(7)	Mortality and Expense Risk and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After Annuity Commencement Date:
Mortality and Expense Risk and Administrative Charge
All Participant Accounts.	1.25%
We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”). We may also deduct a charge for Premium Taxes at the time of Surrender.
This table shows the minimum and maximum Total Annual Fund Operating Expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract or have a Participant Account under the Contract. More details concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from Sub-Account assets, including management fees, Rule 12b-1 distribution and/or service fees, and other expenses)	0.17%	0.78%
(5)
The maximum Annual Maintenance Fee under the Contracts is $30. We will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract.

Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
(6)
The Mortality and Expense Risk and Administrative Charge can be reduced (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”).

7

(7)
The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.

8

EXAMPLE
These Examples below are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Examples reflect a deduction for any Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses and the highest Total Annual Fund Operating Expenses (before any fee waivers and/or expense reimbursements) of the underlying Funds. The Examples do not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. The Examples do not reflect any deduction for Contract Owner directed Plan related expenses. If a deduction for Plan related expenses applied, expenses would be higher.
The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example tables, Talcott Resolution assumes a Participant Account Value of  $10,000 to illustrate the charges that would be deducted. The Examples assume the Annual Maintenance Fee will always be deducted if the Contract or Participant Account is Surrendered. We change the Annual Maintenance Fee for a $10,000 Participant Account Value into a percentage to more easily calculate the charges. The percentage we use is 0.30%.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Mortality and Expense Risk and Administrative Charge	If you Surrender your Contract at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not Surrender your Contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$700	$1,024	$1,346	$2,646	$208	$701	$1,216	$2,616	$238	$731	$1,246	$2,646
1.05%	$680	$964	$1,242	$2,435	$188	$639	$1,113	$2,405	$218	$669	$1,143	$2,435
0.85%	$661	$904	$1,137	$2,220	$167	$577	$1,008	$2,190	$197	$607	$1,038	$2,220
0.75%	$651	$874	$1,085	$2,111	$157	$545	$955	$2,081	$187	$575	$985	$2,111
0.65%	$641	$843	$1,032	$2,000	$147	$514	$902	$1,970	$177	$544	$932	$2,000
0.50%	$627	$796	$952	$1,833	$131	$467	$822	$1,803	$161	$497	$852	$1,833
0.35%	$612	$749	$871	$1,663	$116	$420	$742	$1,633	$146	$450	$772	$1,663
0.15%	$593	$686	$764	$1,433	$95	$357	$634	$1,403	$125	$387	$664	$1,433
0.00%	$578	$638	$682	$1,257	$80	$309	$552	$1,227	$110	$339	$582	$1,257
CONDENSED FINANCIAL INFORMATION

When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see “How do I know what my Participant Account is worth?”. Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.
Available Information
We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.
You may read or copy these reports at the SEC’s Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.massmutual.com/govnp or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
9

SUMMARY
What are the Contracts?
The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code. We no longer sell the Contract. However, we continue to administer the Contract and we continue to accept Contributions to existing Contracts.
What is the Accumulation Period?
During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.
During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.
What is the Contingent Deferred Sales Charge under the Contract?
You do not pay a sales charges at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant’s Contract Years that have been completed before the Surrender.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Participant’s Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
No deduction for Contingent Deferred Sales Charges will be made in certain cases. (See “Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?”)
What charges will I pay on an annual basis?
Mortality and Expense Risk and Administrative Charge: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
10

Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:
Total Value of Participant Accounts under a Contract	Mortality and Expense Risk and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.
Annual Maintenance Fee: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Is there a deduction for Premium Taxes?
We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0-3.5%.
Is there a Death Benefit?
We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant’s 65th birthday or the Annuity Commencement Date.
Participant Account Loans
You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer’s plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.
11

Loans may be subject to a one-time set-up fee of  $50. In addition, loans may also be subject to an annual loan administration fee of  $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
What is the Annuity Period?
At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants’ Accounts to provide Fixed and/or Variable Annuities under the Contract.
What Annuity Payout Options are available?
When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:
Life Annuity where we make monthly Annuity payments for as long as the Annuitant lives.
❖
Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

Life Annuity with 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.
Unit Refund Life Annuity where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.
Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.
❖
When the Annuity is purchased, the Annuitant elects what percentage (50%, 66⅔%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

❖
It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.
❖
This option does not involve life contingencies and does not provide any mortality guarantee.

❖
Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

Under any of the Annuity payout options above, except the Payments for a Designated Period option (on a variable basis), no Surrenders are permitted by the Annuitant after Annuity payouts commence.
PERFORMANCE RELATED INFORMATION
The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.
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When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the Sub-Account’s inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest annual maintenance fee.
A Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.
If applicable, a Sub-Account may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.
TALCOTT RESOLUTION INSURANCE COMPANY
Talcott Resolution Life Insurance Company (“Talcott Resolution”) is a stock life insurance company. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Windsor, Connecticut. We are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
THE SEPARATE ACCOUNT
We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Talcott Resolution. The Separate Account meets the definition of  “separate account” under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:
•
Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

•
Is not subject to the liabilities arising out of any other business Talcott Resolution may conduct. The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance

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company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.
•
Is not affected by the rate of return of Talcott Resolution’s General Account or by the investment performance of any of Talcott Resolution’s other separate accounts.

•
May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

•
Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Participant Account will equal the total of the Contributions made to your Participant Account.
Separate Account Eleven was established on December 1, 2000.
THE FUNDS
The Separate Account is divided into “Sub-Accounts.” Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each underlying Fund’s prospectus. Before investing, you should carefully read each underlying Fund’s prospectus along with this Prospectus.
We do not guarantee the investment results of any of the underlying Funds. The Funds may not be available in all states or in all Contracts.
Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.
Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.
Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
RETAIL MUTUAL FUNDS:
Franklin Mutual Shares Fund — Class A	Capital appreciation, which may occasionally be short term. The secondary goal is income.	Franklin Mutual Advisers, LLC
Invesco American Franchise Fund — Class A	Seeks long-term capital appreciation.	Invesco Advisers, Inc.
Invesco Diversified Dividend Fund — Investor Class	Seeks long-term growth of capital and, secondarily, current income.	Invesco Advisers, Inc.
Invesco Equity and Income Fund — Class A	Seeks current income and secondly capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer Intermediate Income Fund — Class A	Seeks total return.	OFI Global Asset Management, Inc. Sub-advised by OppenheimerFunds, Inc.
Invesco Small Cap Growth Fund — Investor Class	Seeks long-term capital growth.	Invesco Advisers, Inc.
Janus Henderson Global Research Fund — Class S	Seeks long-term growth of capital.	Janus Capital Management LLC
Massachusetts Investors Growth Stock Fund — Class A	Seeks capital appreciation.	MFS Investment Management
MFS® Core Equity Fund — Class A	Seeks capital appreciation.	MFS Investment Management
MFS Mid Cap Growth Fund — Class A	Seeks capital appreciation.	MFS Investment Management
MFS® Value Fund — Class A	Seeks capital appreciation.	MFS Investment Management
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Oppenheimer Intermediate Income Fund — Class A	Seeks total return.	OFI Global Asset Management, Inc. Sub-advised by OppenheimerFunds, Inc.
Formerly Oppenheimer Corporate Bond Fund — Class A
Templeton Foreign Fund — Class A	Long-term capital growth.	Templeton Global Advisors Limited
INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund — Class I Shares	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index.	BlackRock Advisors, LLC
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund — Class IA	Seeks long-term total return.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Capital Appreciation HLS Fund — Class IA	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Dividend and Growth HLS Fund — Class IA	Seeks a high level of current income consistent with growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford MidCap HLS Fund — Class IA	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Small Company HLS Fund — Class IA	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Stock HLS Fund — Class IA	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Total Return Bond HLS Fund — Class IA	Seeks a competitive total return, with income as a secondary objective.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Mixed and Shared Funding: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as “mixed and shared funding.” As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds’ prospectus.
Voting Rights: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund’s shareholder meetings. To the extent required by federal securities laws or regulations, we will:
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Notify the Contract Owner or Participant of any Fund shareholders’ meeting if the shares held for the Contract may be voted;

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Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

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Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

•
Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

•
Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.
During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.
Substitution, Addition or Deletion of Funds, Separate Accounts and/or Sub-Accounts: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.
We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.
Fees and Payments Received by Talcott Resolution from the Fund Families: On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to reinsure the obligations of Talcott Resolution under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation
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described in this Prospectus as payable to Talcott Resolution for the services provided in respect of the Contracts. Additionally, MassMutual and its affiliates are responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Talcott Resolution receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments are sometimes called “revenue sharing” payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Talcott Resolution or an affiliate. We receive these fees and payments under agreements between Talcott Resolution and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. MassMutual expects to make a profit on the amount of the fees and payments that exceed MassMutual’s own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Talcott Resolution varies by Fund and Talcott Resolution may receive greater or less fees and payments depending on which variable investment options your Plan selects.
For Example:
As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of  $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund’s principal underwriter pays Talcott Resolution a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund’s transfer agent pays Talcott Resolution an administrative service fee at a rate of 0.25% of assets annually, Talcott Resolution would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of  $750 for that year due to the Plan’s investment in the Fund.
If the Plan maintained an average balance of  $100,000 in an investment option investing in a different fund during the year where that Fund’s principal underwriter pays Talcott Resolution a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund’s transfer agent pays Talcott Resolution an administrative services fee at a rate of  $12 per Plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Talcott Resolution would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of  $490 for that year due to the Plan’s investment in the Fund.
You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Talcott Resolution has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Talcott Resolution would decrease.
Some of the Sub-Accounts available in the Contract invest in funds that are part of our own and MassMutual affiliated family of funds. In addition to any fees and payments Talcott Resolution and MassMutual may receive with respect to those funds, one or more of our and MassMutual affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.
For information on which underlying Funds pay Talcott Resolution such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.
Endorsement/Sponsorship Fees Paid By Talcott Resolution: MassMutual, as administrator for the Talcott Resolution Contracts, has entered into a sponsorship arrangement with the National Association of Police Organizations (“NAPO”). Under the arrangement, MassMutual pays sponsorship fees to NAPO, which allows MassMutual to advertise its retirement products and services to NAPO member organizations and individuals.
For additional information on the amount of fees and payments made by MassMutual, as administrator for the Talcott Resolution Contracts, please call 1-800-528-9009. Written information will be provided upon request.
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GENERAL ACCOUNT OPTION
Important information you should know: The portion of the Contract relating to the General Account option is not registered under the Securities Act of 1933 (“1933 Act”) and the General Account option is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Neither the General Account option nor any interest in the General Account option is subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the General Account option.
The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account option are available to our general creditors.
Declared Rate of Interest: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.
Guaranteed Rate of Interest: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.
Distributions and Transfers: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.
The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.
Guaranteed Separate Account: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.
CONTRACT CHARGES
Contingent Deferred Sales Charge: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:
•
the cost of preparing sales literature,

•
commissions and other compensation paid to broker dealers and their registered representatives, and

•
other promotional and distribution related activities.

If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.
We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.
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The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Participant’s Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.
➢
Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).
If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.
➢
Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of  $1,052.63 made up of  $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of  $1,000 is paid to you.
Annual Maintenance Fee: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.
Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?
We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant’s Account under a Contract in the event of the Participant’s:
•
death,

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•
disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

•
for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

•
severance from employment with the Employer,

•
attainment of age 59½ or older,

•
financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

•
in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.
If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer’s plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year.
No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A “Related Participant Directed Account Option” is a separate Participant directed investment account under your Employer’s plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.
Mortality and Expense Risk and Administrative Charge: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. If the actual aggregate level of Participant Accounts within the Contract is lesser than the anticipated level, we may increase the Mortality and Expense Risk and Administrative Charge on a going-forward basis. In no event will the charge exceed 1.25%.
Before Annuity Commencement Date
Total Value of Participant Accounts under a Contract	Mortality and Expense Risk and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After Annuity Commencement Date
Mortality and Expense Risk and Administrative Charge
All Participants	1.25%
When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:
Method One: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.
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Method Two: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.
The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:
Mortality Risk During The Accumulation Period:  During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Mortality Risk During The Annuity Period:  Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.
Expense Risk: We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.
Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.
We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials, including the fees paid to distributors.
If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.
We may reduce the mortality and expense risk and administrative charge under the Contracts (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Loan Fees: Loans may be subject to a one-time set-up fee of  $50. In addition, loans may also be subject to an annual loan administration fee of  $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Premium Taxes  We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.
Transfer Fee:  You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of  $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.
Experience Rating under the Contracts: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants’ Account values, (3) the allocation of Contract values between the General Account and
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the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Mortality and Expense Risk and Administrative Charges, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.
Negotiated Charges and Fees: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Talcott Resolution.
Charges of the Funds: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Funds’ prospectuses.
Plan Related Expenses: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Talcott Resolution and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.
THE CONTRACTS
The Contracts Offered: The Contracts are group variable annuity contracts offered to:
•
Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

•
Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

•
Qualified governmental excess benefit plans under Section 415(m) of the Code;

•
Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

•
Individual Retirement Annuity programs adopted according to Section 408 of the Code.

The Contracts are not available for issuance except as described above.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.
Assignments:  The Contract and a Participant’s interest in a Contract cannot be assigned, transferred or pledged.
Pricing and Crediting of Contributions:  We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.
If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete
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information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.
Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.
May I cancel my certificate?
For certificates issued in Florida, Minnesota, North Carolina, Texas and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.
You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.
The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.
What is a Surrender Charge Offset?
You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.
Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Talcott Resolution will reimburse the plan not to exceed 7% of transferred assets.
May I make changes in the amounts of my Contribution?
Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.
Can you transfer from one Sub-Account to another?
During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.
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What Happens When you Request a Sub-Account Transfer?
Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of  (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of  $300,000) rather than making two or more transactions.
What Restrictions Are There on your Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day.  We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer,” however, you cannot transfer the same Participant Account value more than once a Valuation Day.
For Example:
•
If the only transfer you make on a day is a transfer of  $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

•
If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day’s transfer activity would count as one Sub-Account transfer.

•
Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day’s transfer activity would count as one Sub-Account transfer.

•
Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

•
However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a bond fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

Second, you are allowed to submit a total of 20 Sub-Account transfers each Calendar Year (the “Transfer Rule”) by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you
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about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We may aggregate a Contract Owner’s Contracts or a Participant’s Participant Accounts for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
The Contracts provide for a Transfer Fee of  $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase or become a Participant under this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:
Fund Trading Policies
Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that Fund’s trading policy.
We are obligated to follow each Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund’s trading policy. Please refer to each underlying Fund’s prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.
In certain circumstances, Fund trading policies do not apply or may be limited. For instance:
•
Certain types of financial intermediaries may not be required to provide us with shareholder information.

•
“Excepted funds” such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

•
A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

•
Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of  “dollar cost averaging” programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

Possibility of Undetected abusive trading or market timing.   We may not be able to detect or prevent all abusive trading activities. For instance,
•
Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•
Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

•
These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life

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insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.
•
In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

How are you affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
General Account Option Transfers
You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:
•
Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

•
Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to ⅙ of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.
These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.
As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.
Telephone and Internet Transfers
Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.
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We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.
We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Fraud
Four Simple Steps to Safeguard Your Account Against Fraud
We take protection of our Contract Owners and Participants accounts and information seriously. With the number of security breaches on the rise, it is a good time to remind you to increase your awareness and protect yourself from fraud. We recommend four easy ways you can help protect yourself and your investments.
1.   Strengthen Your Password
A strong password is your primary line of defense, which is why criminals attempt to acquire them. Passwords should be complex and difficult to guess. In order to ensure their ongoing effectiveness, passwords should be changed on a regular basis.
2.   Keep Your Information Current
Make sure your contact information, including mailing address, email address and phone number is up to date with us. This will ensure that you receive your important documents.
3.   Be Aware
Learn to recognize phishing emails, suspicious phone calls and texts from individuals posing as legitimate organizations, such as a bank, credit card company and government agencies. Do not click on links or download attachments from unknown sources.
4.   Review Your Participant Account Statements and Notify Law Enforcement of Suspicious Activity
As a precautionary measure, we recommend that you remain vigilant by reviewing your Participant account statements and credit reports closely. If you detect any suspicious activity on an account, you should promptly notify the financial institution or company with which the account is maintained. You also should promptly report any fraudulent activity or suspected incidence of identity theft to proper law enforcement authorities or the Federal Trade Commission (FTC).
To file a complaint with the FTC, you may do so at www.ftc.gov/idtheft or call 1-877-ID-THEFT (877-438-4338). The FTC mailing address is 600 Pennsylvania Ave. NW, Washington, DC 20580. Complaints filed with the FTC will be added to the FTC’s Identity Theft Data Clearinghouse, which is a database made available to law enforcement agencies.
Obtain a Copy of Your Credit Report
You may obtain a free copy of your credit report from each of the three major credit reporting agencies once every 12 months by visiting www.annualcreditreport.com, calling toll-free 877-322-8228, or by completing an Annual Credit Report Request Form (found on the website) and mailing it to Annual Credit Report Request Service, P.O. Box 105281, Atlanta, GA 30348.
Or you can elect to purchase a copy of your credit report by contacting one of the three national credit reporting agencies. Contact information for the three national credit reporting agencies is provided below:
Equifax (800) 685-1111 www.equifax.com P.O. Box 740241 Atlanta, GA 30374	Experian (888) 397-3742 www.experian.com P.O. Box 2002 Allen, TX 75013	Transunion (800) 888-4213 www.transunion.com P.O. Box 1000 Chester, PA 19016
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Additional Free Resources on Identity Theft
You may wish to review the tips provided by the FTC on how to avoid identity theft. For more information, please visit www.consumer.ftc.gov/topics/privacy-identity or call 1-877-ID THEFT (877-438-4338).
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying Funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Dollar Cost Averaging: Effective July 1, 2019, the Dollar Cost Averaging program will close to new elections and enrollments. Additionally, we will discontinue the Dollar Cost Averaging program as of the close of the New York Stock Exchange on December 31, 2019. This means any existing elections under the Dollar Cost Averaging program will terminate effective as of December 31, 2019, and we will no longer process transfers to the Sub-Accounts from the General Account option or the Hartford Ultrashort Bond HLS Sub-Account under the Dollar Cost Averaging program after December 31, 2019. If, during the Accumulation Period, the portion of your Contract values held under either the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Ultrashort Bond HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Ultrashort Bond HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals (“transfer intervals”). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.
The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, either your General Account value or the value of your Accumulation Units under the Hartford Ultrashort Bond HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.
Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to “General Account Option Transfers” under the section entitled “The Contracts”.
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May I request a loan from my Participant Account?
During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of  $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter or from the proceeds of a full Surrender of a Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
How do I know what my Participant Account is worth?
Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.
There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.
Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.
To determine the current Accumulation Unit value, we take the prior Valuation Day’s Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.
Method One
The Net Investment Factor for each Sub-Account equals:
•
the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

•
the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

•
the daily expense factor for the mortality, expense risk and administrative charge and any other applicable charges, adjusted for the number of days in the period.

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Method Two (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)
The Net Investment Factor for each Sub-Account equals:
•
the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

•
the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.
We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at www.massmutual.com/govnp.
How are the underlying Fund shares valued?
The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds’ prospectus.
DEATH BENEFITS
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•
Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of  (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of  (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrender or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

•
Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
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You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “How are Contributions made to establish my Annuity Account?”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the computed value.
SETTLEMENT PROVISIONS
IMPORTANT TAX INFORMATION: There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age 59½, b) a severance from employment, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59½). Distributions prior to age 59½ due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a withdrawal is permissible, with or without tax penalty, in any particular situation; or in monitoring withdrawal requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender (See “Appendix Tax — Federal Tax Considerations”).
After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:
1.
Continue the Participant’s Account under the Contract. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See “Annuity Payout Options”). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

2.
To provide Annuity payouts immediately. The values in a Participant’s Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See “Annuity Payout Options”).

3.
To Surrender the Participant’s Account in a single sum. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

4.
To request a partial Surrender of the Participant’s Account. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (See “Contract Charges”).

5.
To begin making monthly, quarterly, semi-annual or annual withdrawals while allowing your Participant Account to remain in the Accumulation Period. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See “The Contracts”). For a more complete description of the restrictions and limitations of this Option (See “Systematic Withdrawal Option”).

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Can payment of the Surrender value ever be postponed beyond the seven-day period?
Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, including holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.
May I Surrender once Annuity Payouts have started?
Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.
How do I elect an Annuity Commencement Date and Annuity Payout Option?
A Participant selects an Annuity Commencement Date (usually between the Participant’s 50th birthday and the date on which the Participant attains age 70½) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant’s 90th birthday, or an earlier date if prescribed by applicable law.
The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.
The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. Annuity payouts will depend on the investment allocation of your Participant Account in effect on the Annuity Commencement Date. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions (See “Appendix Tax — Federal Tax Considerations”).
What is the minimum amount that I may select for an Annuity Payout?
The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20 we have the right to change the frequency of payment to intervals that will result in payments of at least $20.
How are Contributions made to establish an Annuity Account?
During the Annuity Period, Contract values are applied to establish Annuitant’s Accounts under the Contracts to provide Fixed or Variable Annuity payouts.
Can a Contract be suspended by a Contract Owner?
A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract (See “Can a Contract be modified?”). In this context, such modifications would have become effective on or before that anniversary.
Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant’s Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payments. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant’s Accounts to the purchase of Fixed or Variable Annuity benefits.
Upon suspension of all other contracts, Talcott will not accept future contributions.
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Annuity Payout Options:
Option 1:   Life Annuity where we make monthly Annuity payouts for as long as the Annuitant lives.
❖
Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

Option 2:   Life Annuity with 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.
Option 3:   Unit Refund Life Annuity where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if  (a) below exceeds (b) below:
(a) =	total amount applied under the option at the Annuity Commencement Date
Annuity Unit value at the Annuity Commencement Date
(b) =	number of Annuity Units represented by each monthly Annuity payout made	×	number of monthly Annuity payouts made
The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.
Option 4:   Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.
❖
When the Annuity is purchased, the Annuitant elects what percentage (50%, 66⅔%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

❖
Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Option 5:   Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by us.
❖
Option 5 does not involve life contingencies and does not provide any mortality guarantee.

❖
Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges (See “Contract Charges”).

For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.
Under any of the Annuity payout options above, except Option 5 (on a variable basis), no Surrenders by the Annuitant are permitted after Annuity payouts commence.
Options 2 and 5 are available only if the guaranteed Annuity payout period is less than the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and their Joint Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS or, if none is prescribed, the mortality table then in use by Us.
We may offer other Annuity payment options from time to time. Not all Annuity payout options will be available in all states or in all Contracts.
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Systematic Withdrawal Option:
If permitted by IRS regulations and the terms of the Employer’s plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option (“SWO”). Payments are limited to 18.0% of the Participant’s Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59½, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.
Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semiannually or annually) and the duration of payments (either a fixed number of payments or until the Participant’s Account is depleted). The duration of payments may not extend beyond the Participant’s life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant’s Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.
A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant’s Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant’s Account is allocated.
We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70½ (See, “Appendix Tax — Federal Tax Considerations”).
The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants’ other rights under the Contracts.
How are Variable Annuity Payouts determined?
The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of  (1) the Net Investment Factor (see “How do I know what my Participant Account is worth?”) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.
The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.
The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate (“A.I.R.”) of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.
Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.
The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.
The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.
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Here is an example of how a Variable Annuity is determined:
ILLUSTRATION OF ANNUITY PAYOUTS:
(UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN
A.	Net amount applied	$139,782.50
B.	Initial monthly income per $1,000 of payment applied	6.13
C.	Initial monthly payment (A x B ÷ 1,000)	$856.87
D.	Annuity Unit Value	3.125
E.	Number of monthly annuity units (C ÷ D)	274.198
F.	Assume annuity unit value for second month equal to	2.897
G.	Second monthly payment (F x E)	$794.35
H.	Assume annuity unit value for third month equal to	3.415
I.	Third month payment (H x E)	$936.39
The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.
MORE INFORMATION
Can a Contract be modified?
Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.
On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the Contingent Deferred Sales Charges which are applicable at the time a Participant’s Account is established under a contract, will continue to be applicable.
We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Talcott Resolution may also make appropriate endorsement in the Contract to reflect such modification.
Can Talcott Resolution waive any rights under a Contract?
We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.
How Contracts Are Sold — Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.
MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries (“Registered Representatives”).
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We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries’ internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.
Commissions
Up front commissions paid to Financial Intermediaries generally range from 0% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.
Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer (“Additional Payments”). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.
Additional Payments may be used for various purposes, and may take various forms, such as:
•
Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

•
Payments for inclusion of our products on a Financial Intermediary’s “preferred list”; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

•
Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

•
Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

•
Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

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•
“Due diligence” payments for a Financial Intermediary’s examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

•
Occasional meals and entertainment, tickets to sporting events and other gifts.

As of December 31, 2018, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:
Amerprise Financial Services, Inc., Bank of America Merrill Lynch, Commonwealth Financial Network, GRP Advisor Alliance, LPL Financial LLC, Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Wealth Management, and Retirement Plan Advisory Group.
Inclusion on this list does not imply that these arrangements necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.
For the fiscal year ended December 31, 2018, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $1.6 million.
Who is the custodian of the Separate Account’s assets?
Talcott Resolution is the custodian of the Separate Account’s assets.
Are there any material legal proceedings affecting the Separate Accounts?
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
How may I get additional information?
Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:
MassMutual U.S. Workplace Solutions
P.O. Box 1583
Hartford, CT 06144-1583
You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.
You can find financial statements of the Separate Account and Talcott Resolution in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.
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APPENDIX TAX
FEDERAL TAX CONSIDERATIONS
What are some of the federal tax consequences which affect these contracts?
A. General
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
Civil Unions & Domestic Partnerships. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.
Tax Reporting. The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.
B. Taxation of Talcott Resolution and the Separate Account
The Separate Account is taxed as part of Talcott Resolution which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See “How do I know what my Participant Account is worth?”). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Talcott Resolution is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Talcott Resolution is the owner of the assets from which the tax benefits are derived.
APP TAX-1

C. Diversification of the Separate Account
For certain types of Contracts, the Internal Revenue Code (“Code”) requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:
•
no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•
no more than 70% is represented by any two investments,

•
no more than 80% is represented by any three investments and

•
no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.
D. Tax Ownership of the Assets in the Separate Account
In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The U.S. Tax Court followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30, 2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a
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facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
E. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of  (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:
•
A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•
A contract acquired by the estate of a decedent by reason of such decedent’s death,

•
Certain contracts acquired with respect to tax-qualified retirement arrangements,

•
Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

•
A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
F. Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Talcott Resolution. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
G. Generation Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Talcott Resolution to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
H. Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each
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other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.
a. Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 70½ or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain
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circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse “designated beneficiary” of a deceased Plan participant may make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.
b. SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
c. SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.
d. Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth
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IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of  “incidental” death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($19,000 in 2019) or 100% of the employee’s “includible compensation.” For participants over age 50, a special additional catch-up provision may be available ($6,000 in 2019). In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($19,000 in 2019) or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,000 in 2019). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:
a.
after the employee reaches age 59½;

b.
upon the employee’s separation from service;

c.
upon the employee’s death or disability;

d.
in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

e.
as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for
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Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September  24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, ($19,000 in 2019). The Plan may provide for additional “catch-up” contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,000 in 2019); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70½, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (nongovernmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of  “investment in the contract”.
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For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
6. Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.
a. Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% penalty tax does not apply to a distribution that is either:
(i)
made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)
attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually — “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)
not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

(vii)
certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:
(viii)
made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

(ix)
not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(x)
for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.
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b. RMDs and 50% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of —
(i)
the calendar year in which the individual attains age 70½, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over —
(a)
the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)
over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual’s entire interest generally must be distributed within 5 years after the individual’s death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual’s surviving spouse, distributions may be delayed until the deceased individual would have attained age 70½.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or “QLAC”), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable
APP TAX-9

portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of  “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of  “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either —
a.
an RMD amount;

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.
any distribution made upon hardship of the employee.

Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a
APP TAX-10

transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.
APP TAX-11

APPENDIX I
ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference to this Prospectus.

Mortality and Expense Risk and Administrative Charge of 0.65%
(as a percentage of daily Sub-Account value)

	Year ending December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Blackrock S&P 500 Index V.I. Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$9.323	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	-	-	-	-	-	-	-	-	-
Franklin Mutual Shares Fund
Accumulation unit value at beginning of period	$25.394	$23.620	$20.563	$21.581	$20.245	$15.952	$13.992	$14.340	$12.955	$10.200
Accumulation unit value at end of period	$22.913	$25.394	$23.620	$20.563	$21.581	$20.245	$15.952	$13.992	$14.340	$12.955
Number of accumulation units outstanding at end of period (in thousands)	20	24	26	32	34	34	36	37	42	49
Hartford Balanced HLS Fund
Accumulation unit value at beginning of period	$22.880	$19.922	$18.911	$19.000	$17.419	$14.467	$12.999	$12.845	$11.530	$8.907
Accumulation unit value at end of period	$21.539	$22.880	$19.922	$18.911	$19.000	$17.419	$14.467	$12.999	$12.845	$11.530
Number of accumulation units outstanding at end of period (in thousands)	8	10	11	8	4	4	5	4	5	6
Hartford Capital Appreciation HLS Fund
Accumulation unit value at beginning of period	$38.197	$31.477	$30.024	$29.915	$28.060	$20.307	$17.272	$19.623	$18.233	$-
Accumulation unit value at end of period	$35.308	$38.197	$31.477	$30.024	$29.915	$28.060	$20.307	$17.272	$19.623	$-
Number of accumulation units outstanding at end of period (in thousands)	29	31	32	32	38	40	44	50	49	-
Hartford Dividend and Growth HLS Fund
Accumulation unit value at beginning of period	$33.363	$28.372	$24.856	$25.311	$22.554	$17.208	$15.247	$15.147	$13.467	$10.872
Accumulation unit value at end of period	$31.382	$33.363	$28.372	$24.856	$25.311	$22.554	$17.208	$15.247	$15.147	$13.467
Number of accumulation units outstanding at end of period (in thousands)	23	27	28	30	33	37	38	37	38	102

APP I-1

	Year ending December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford MidCap HLS Fund
Accumulation unit value at beginning of period	$47.981	$38.800	$34.875	$34.550	$31.225	$22.478	$18.942	$20.705	$18.744	$-
Accumulation unit value at end of period	$44.119	$47.981	$38.800	$34.875	$34.550	$31.225	$22.478	$18.942	$20.705	$-
Number of accumulation units outstanding at end of period (in thousands)	11	13	15	16	19	19	23	27	28	-
Hartford Small Company HLS Fund
Accumulation unit value at beginning of period	$35.918	$28.610	$28.219	$30.944	$29.089	$20.279	$17.651	$18.384	$14.907	$11.605
Accumulation unit value at end of period	$34.174	$35.918	$28.610	$28.219	$30.944	$29.089	$20.279	$17.651	$18.384	$14.907
Number of accumulation units outstanding at end of period (in thousands)	10	10	11	11	11	11	12	14	14	61
Hartford Stock HLS Fund
Accumulation unit value at beginning of period	$25.125	$21.101	$19.772	$19.369	$17.516	$13.331	$11.731	$11.938	$10.466	$7.443
Accumulation unit value at end of period	$24.926	$25.125	$21.101	$19.772	$19.369	$17.516	$13.331	$11.731	$11.938	$10.466
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	3
Hartford Total Return Bond HLS Fund
Accumulation unit value at beginning of period	$18.775	$17.970	$17.309	$17.525	$16.659	$17.000	$15.911	$14.968	$14.013	$12.264
Accumulation unit value at end of period	$18.502	$18.775	$17.970	$17.309	$17.525	$16.659	$17.000	$15.911	$14.968	$14.013
Number of accumulation units outstanding at end of period (in thousands)	53	55	57	58	33	35	34	36	37	93
Invesco American Franchise Fund
Accumulation unit value at beginning of period	$19.899	$15.757	$15.547	$14.913	$13.858	$10.790	$-	$-	$-	$-
Accumulation unit value at end of period	$19.022	$19.899	$15.757	$15.547	$14.913	$13.858	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	8	8	9	9	-	-	-	-
Invesco Diversified Dividend Fund
Accumulation unit value at beginning of period	$19.542	$18.171	$15.998	$15.815	$14.201	$11.085	$9.518	$10.296	$-	$-
Accumulation unit value at end of period	$17.911	$19.542	$18.171	$15.998	$15.815	$14.201	$11.085	$9.518	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	7	7	6	5	5	2	3	-	-
Invesco Equity and Income Fund
Accumulation unit value at beginning of period	$28.020	$25.434	$22.292	$22.977	$21.204	$17.079	$15.229	$15.519	$13.898	$11.326
Accumulation unit value at end of period	$25.150	$28.020	$25.434	$22.292	$22.977	$21.204	$17.079	$15.229	$15.519	$13.898
Number of accumulation units outstanding at end of period (in thousands)	63	80	82	68	56	59	59	63	61	106

APP I-2

	Year ending December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco Small Cap Growth Fund
Accumulation unit value at beginning of period	$26.986	$21.739	$19.661	$20.156	$18.843	$13.555	$11.529	$11.750	$9.366	$7.012
Accumulation unit value at end of period	$24.388	$26.986	$21.739	$19.661	$20.156	$18.843	$13.555	$11.529	$11.750	$9.366
Number of accumulation units outstanding at end of period (in thousands)	7	7	6	6	6	6	6	6	6	7
Janus Henderson Global Research Fund
Accumulation unit value at beginning of period	$23.522	$18.724	$18.544	$19.155	$18.023	$14.262	$12.008	$14.062	$12.113	$7.157
Accumulation unit value at end of period	$21.680	$23.522	$18.724	$18.544	$19.155	$18.023	$14.262	$12.008	$14.062	$12.113
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	0	0	1	1	1	2
Massachusetts Investors Growth Stock Fund
Accumulation unit value at beginning of period	$27.015	$21.129	$20.032	$20.171	$18.204	$14.079	$12.121	$12.040	$10.614	$7.604
Accumulation unit value at end of period	$27.047	$27.015	$21.129	$20.032	$20.171	$18.204	$14.079	$12.121	$12.040	$10.614
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	3	3	3	2	2	31
MFS® Core Equity Fund
Accumulation unit value at beginning of period	$21.477	$17.369	$15.736	$15.898	$14.403	$10.806	$9.330	$9.496	$8.164	$6.187
Accumulation unit value at end of period	$20.461	$21.477	$17.369	$15.736	$15.898	$14.403	$10.806	$9.330	$9.496	$8.164
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	4	5	5	4	2	2	2
MFS® Mid Cap Growth Fund
Accumulation unit value at beginning of period	$19.583	$15.644	$15.092	$14.577	$13.509	$9.934	$8.606	$9.227	$7.217	$5.129
Accumulation unit value at end of period	$19.621	$19.583	$15.644	$15.092	$14.577	$13.509	$9.934	$8.606	$9.227	$7.217
Number of accumulation units outstanding at end of period (in thousands)	11	11	10	11	13	12	15	16	20	19
MFS® Value Fund
Accumulation unit value at beginning of period	$32.225	$27.616	$24.413	$24.768	$22.604	$16.793	$14.554	$14.680	$13.262	$11.080
Accumulation unit value at end of period	$28.790	$32.225	$27.616	$24.413	$24.768	$22.604	$16.793	$14.554	$14.680	$13.262
Number of accumulation units outstanding at end of period (in thousands)	9	9	10	10	11	11	13	14	16	17
Templeton Foreign Fund
Accumulation unit value at beginning of period	$24.918	$21.422	$19.315	$20.924	$23.612	$18.688	$15.866	$18.295	$16.971	$11.408
Accumulation unit value at end of period	$21.043	$24.918	$21.422	$19.315	$20.924	$23.612	$18.688	$15.866	$18.295	$16.971
Number of accumulation units outstanding at end of period (in thousands)	17	13	12	14	15	17	19	18	21	96

APP I-3

This form must be completed for all tax-sheltered annuities.
SECTION 403(b)(11) ACKNOWLEDGMENT FORM
The Talcott Resolution Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:
a.
attained age 59½

b.
severance from employment

c.
died, or

d.
become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59½ because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Talcott Resolution variable annuity. Please refer to your Plan.
Please complete the following and return to:
MassMutual U.S. Workplace Solutions
P.O. Box 1583
Hartford, CT 06144-1583
Name of Contractholder/Participant
Address
City or Plan/School District
Date

TABLE OF CONTENTS FOR
STATEMENT OF ADDITIONAL INFORMATION

To obtain a Statement of Additional Information, complete the form below and mail to:
MassMutual U.S. Workplace Solutions
P.O. Box 1583
Hartford, CT 06144-1583
Please send the current Statement of Additional Information for HV-3572 to me at the following address:

Name

Address

City/State Zip Code

Part B

Statement of Additional Information Talcott Resolution Life Insurance Company Separate Account Eleven PremierSolutionsState of Connecticut
HV-3572
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.
To obtain a prospectus, send a written request to Talcott Resolution Life Insurance Company Attn: MassMutual U.S. Workplace Solutions, P.O. Box 1583, Hartford, CT 06144-1583
Date of Prospectus: May 1, 2019
Date of Statement of Additional Information: May 1, 2019

 2

GENERAL INFORMATION
Safekeeping of Assets
Talcott Resolution holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Talcott Resolution’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.
Experts
The consolidated financial statements of Talcott Resolution Life Insurance Company as of December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is CityPlace I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
The financial statements of Talcott Resolution Life Insurance Company Separate Account Eleven as of December 31, 2018 and for each of the years or periods then ended presented therein, have been included herein in reliance upon the report of KPMG LLP, an independent registered public accounting firm, also included herein, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.
Principal Underwriter
Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.
MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2018, 2017, and 2016, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.
Additional Payments
As of December 31, 2018, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.

 3

PERFORMANCE RELATED INFORMATION
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Talcott Resolution uses a hypothetical initial premium payment of  $1,000.00 and deducts for any applicable Mortality and Expense Risk and Administrative Charge, the highest possible Contingent Deferred Sales Charge, and the Annual Maintenance Fee.
The formula Talcott Resolution uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of  $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.
In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying Fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the Contingent Deferred Sales Charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.
The formula Talcott Resolution uses to calculate yield is: YIELD = 2[(a – b/cd +1)6 – 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying Fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying Fund. The first step in determining yield is to compute the base period return. Talcott Resolution takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Talcott Resolution then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR”. Once the base period return is calculated, Talcott Resolution then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A – B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that Talcott Resolution deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Talcott Resolution uses is:

 4

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] – 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Report of Independent Registered Public Accounting Firm

Those Charged With Governance
Talcott Resolution Life Insurance Company Separate Account Eleven:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise the Talcott Resolution Life Insurance Company Separate Account Eleven, formerly Hartford Life Insurance Company Separate Account Eleven (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or periods listed in the Appendix, and changes in net assets for each of the years or periods listed in the Appendix, and the related notes, including the financial highlights for each of the years or periods in the four-year period ended December 31, 2018 in Note 6, (collectively, the financial statements). The financial highlights for the year or periods in the year ended December 31, 2014 were audited by other auditors whose report thereon, dated April 28, 2015, expressed an unqualified opinion on those financial highlights. In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or periods listed in the Appendix, the changes in net assets for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in the four-year period ended December 31, 2018, as indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP

We have served as the Separate Account's auditor since 2015.

Hartford, Connecticut
April 30, 2019

Appendix

Statement of Assets and liabilities as of December 31, 2018, the related Statement of Operations for the year then ended, and the Statements of Changes in Net Assets for each of the years in the two year period then ended.

American Century Equity Income Fund

American Century Growth Fund

American Century Ultra® Fund

American Century VP Balanced Fund

American Century VP International Fund

American Century Small Cap Value Fund

American Century Large Company Value Fund

American Century Inflation-Adjusted Bond Fund

American Century Equity Growth Fund

American Century VP Income & Growth Fund

American Century VP Ultra Fund

American Century VP Value Fund

American Century Mid Cap Value Fund

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Diversified Dividend Fund

Invesco European Growth Fund

Invesco International Growth Fund

Invesco Mid Cap Core Equity Fund

Invesco Small Cap Growth Fund

Invesco Real Estate Fund

Invesco Small Cap Equity Fund

Invesco Developing Markets Fund

American Century Diversified Bond Fund

Domini Impact Equity Fund

AB Global Bond Fund

AB Global Risk Allocation Fund

AB Relative Value Fund

AB Sustainable International Thematic Fund (1)

AB International Value Fund

AB Growth Fund

AB Discovery Growth Fund

AB Discovery Value Fund

AB Value Fund

AB High Income Fund

American Funds AMCAP Fund®

American Funds American Balanced Fund®

American Funds Capital Income Builder®

American Funds EuroPacific Growth Fund

American Funds Fundamental Investors FundSM

American Funds New Perspective Fund®

American Funds The Bond Fund of America®

American Funds The Growth Fund of America®

American Funds The Income Fund of America®

American Funds The Investment Company of America®

American Funds The New Economy Fund®

American Funds Washington Mutual Investors FundSM

American Funds American Mutual Fund®

American Funds Capital World Growth and Income Fund®

American Funds SMALLCAP World Fund®

Ariel Appreciation Fund

Ariel Fund

Artisan Mid Cap Value Fund

Ave Maria Rising Dividend Fund

Ave Maria Value Fund

Ave Maria Growth Fund

BlackRock LifePath® Dynamic 2020 Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2055 Fund

Baron Small Cap Fund

BlackRock U.S. Government Bond Portfolio

BlackRock Equity Dividend Fund

BlackRock Capital Appreciation Fund

BlackRock Advantage Large Cap Growth Fund

Calvert VP SRI Balanced Portfolio

Calvert Equity Fund

Calvert Bond Fund

Calvert Income Fund

Columbia Contrarian Core Fund

Columbia Small Cap Value I Fund

Columbia Select Mid Cap Value Fund (1)

Columbia Acorn Fund

CRM Mid Cap Value Fund

Columbia Disciplined Small Core Fund

Calamos International Growth Fund

Davis Financial Fund

Davis New York Venture Fund

Davis Opportunity Fund

Delaware Diversified Income Fund

Delaware Extended Duration Bond Fund

Dreyfus Bond Market Index Fund

Dreyfus VIF Appreciation Portfolio

Dreyfus International Stock Index Fund

Dreyfus MidCap Index Fund

Dreyfus SmallCap Stock Index Fund

Dreyfus VIF Growth and Income Portfolio

Dreyfus VIF Quality Bond Portfolio Fund

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

Dreyfus S&P 500 Index Fund

Eaton Vance Large-Cap Value Fund

Eaton Vance Dividend Builder Fund

Eaton Vance Worldwide Health Sciences Fund

Eaton Vance Income Fund of Boston

Eaton Vance Balanced Fund

Eaton Vance Atlanta Capital SMID-Cap Fund

Wells Fargo Asset Allocation Fund

Wells Fargo Emerging Markets Equity Fund

Appendix

Wells Fargo Utility & Telecommunications Fund

Alger Capital Appreciation Institutional Portfolio

Alger Mid Cap Growth Institutional Fund

Alger Small Cap Growth Institutional Fund

Nuveen Mid Cap Growth Opportunities Fund

Nuveen Small Cap Select Fund

Nuveen Santa Barbara Dividend Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Leveraged Company Stock Fund

Federated Equity Income Fund, Inc.

Federated Fund for U.S. Government Securities Fund

Federated MDT Mid Cap Growth Fund

Federated High Income Bond Fund

Federated Kaufmann Fund

Federated Short-Term Income Fund

Federated Total Return Bond Fund

Federated Clover Small Value Fund

Federated International Leaders Fund

Fidelity® VIP Growth Opportunities Portfolio

Fidelity® VIP Overseas Portfolio

Fidelity® VIP Value Strategies Portfolio

Fidelity® VIP Balanced Portfolio

Fidelity® VIP Growth & Income Portfolio

Fidelity® VIP Freedom 2020 Portfolio

Fidelity® VIP Freedom 2030 Portfolio

Fidelity® VIP Freedom 2015 Portfolio

Fidelity® VIP Freedom 2025 Portfolio

Fidelity Advisor® Stock Selector All Cap Fund

Templeton Developing Markets Trust

Franklin High Income Fund

Franklin Strategic Income Fund

Templeton Global Bond Fund

Franklin U.S. Government Securities Fund

Franklin Small Cap Value Fund

Franklin Mutual Global Discovery Fund

Templeton Growth Fund

Franklin Income Fund

Franklin Growth Fund

Franklin Total Return Fund

Franklin Balance Sheet Investment Fund

Franklin Mutual Beacon Fund

Franklin Mutual Shares Fund

Franklin Small-Mid Cap Growth Fund

Franklin Conservative Allocation Fund

Franklin Growth Allocation Fund

Franklin Moderate Allocation Fund

Templeton Foreign Fund

Highland Premier Growth Equity

Goldman Sachs Income Builder Fund

Goldman Sachs Capital Growth Fund

Goldman Sachs Core Fixed Income Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Government Income Fund

Goldman Sachs Equity Income Fund

Goldman Sachs Growth Opportunities Fund

Goldman Sachs Focused International Equity Fund

Goldman Sachs Mid Cap Value Fund

Goldman Sachs Small Cap Value Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs High Yield Fund

Goldman Sachs Large Cap Value Fund

Goldman Sachs Small/Mid Cap Growth Fund

Goldman Sachs Satellite Strategies Portfolio

Frost Value Equity Fund

Hartford Balanced HLS Fund

Hartford Total Return Bond HLS Fund

Hartford Capital Appreciation HLS Fund

Hartford Dividend and Growth HLS Fund

Hartford Disciplined Equity HLS Fund

The Hartford Healthcare HLS Fund

Hartford Global Growth HLS Fund

Hartford Growth Opportunities HLS Fund

Hartford International Opportunities HLS Fund

Hartford MidCap HLS Fund

Hartford Ultrashort Bond HLS Fund

Hartford Small Company HLS Fund

Hartford Small Cap Growth HLS Fund

Hartford Stock HLS Fund

Hartford U.S. Government Securities HLS Fund

Hartford Value HLS Fund

The Hartford Checks and Balances Fund

The Hartford High Yield

The Hartford Dividend and Growth Fund

The Hartford International Opportunities Fund

The Hartford MidCap Fund

The Hartford Small Company Fund

The Hartford Total Return Bond Fund

The Hartford Healthcare Fund

The Hartford Growth Opportunities Fund

The Hartford Value Opportunities Fund

Hartford Moderate Allocation Fund

The Hartford Conservative Allocation Fund

The Hartford Capital Appreciation Fund

The Hartford Growth Allocation Fund

The Hartford Inflation Plus Fund

The Hartford Equity Income Fund

The Hartford Balanced Income Fund

The Hartford International Small Company Fund

The Hartford MidCap Value Fund

Hotchkis and Wiley Large Cap Value Fund

Invesco V.I. Technology Fund

Invesco Technology Fund

Ivy Natural Resources Fund

Appendix

Ivy Large Cap Growth Fund

Ivy Science & Technology Fund

Ivy Asset Strategy Fund

Janus Henderson Forty Portfolio

Janus Henderson Global Research Portfolio

Janus Henderson Enterprise Portfolio

Janus Henderson Balanced Portfolio

Janus Henderson Overseas Portfolio

Janus Henderson Flexible Bond Fund

Janus Henderson Forty Fund

Janus Henderson Balanced Fund

Janus Henderson Enterprise Fund

Janus Henderson Overseas Fund

Janus Henderson Global Research Fund

Janus Henderson Mid Cap Value Fund

PGIM Jennison Natural Resources Fund (1)

PGIM Jennison Mid-Cap Growth Fund (1)

PGIM Jennison 20/20 Focus Fund (1)

JPMorgan Large Cap Growth Fund

JPMorgan Core Bond Fund

JPMorgan Small Cap Equity Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

JPMorgan U.S. Equity Fund

JPMorgan SmartRetirement 2020 Fund

JPMorgan SmartRetirement 2025 Fund

JPMorgan SmartRetirement 2030 Fund

JPMorgan SmartRetirement 2035 Fund

JPMorgan SmartRetirement 2040 Fund

JPMorgan SmartRetirement 2045 Fund

JPMorgan SmartRetirement 2050 Fund

JPMorgan SmartRetirement Income Fund

JP Morgan Smart Retirement 2055 Fund

Keeley Small Cap Value Fund

Loomis Sayles Bond Fund

LKCM Aquinas Catholic Equity Fund

Lord Abbett Affiliated Fund

Lord Abbett Fundamental Equity Fund

Lord Abbett Bond Debenture Fund

Lord Abbett Growth Opportunities Fund

Lord Abbett Calibrated Dividend Growth Fund

Lord Abbett Total Return Fund

Lord Abbett Developing Growth Fund

Lord Abbett International Equity Inv Opt

Lord Abbett Value Opportunities Fund

Clearbridge Value Trust

BMO Mid-Cap Value Fund

MassMutual RetireSMARTSM by JPMorgan 2010 Fund (1)

MFS® Emerging Markets Debt Fund

Massachusetts Investors Growth Stock Fund

MFS High Income Fund

MFS International New Discovery Fund

MFS Mid Cap Growth Fund

MFS New Discovery Fund

MFS Research International Fund

MFS Total Return Fund

MFS Utilities Fund

MFS Value Fund

MFS Total Return Bond Fund

MFS Massachusetts Investors Trust

MFS International Growth Fund

MFS Core Equity Fund

MFS Government Securities Fund

MFS International Value Fund

MFS Technology Fund

MFS Core Equity Series

MFS Utilities Series

MFS Growth Fund

MFS High Yield Portfolio

BlackRock Global Allocation Fund, Inc.

BlackRock Advantage Large Cap Core Fund

BlackRock Advantage U.S. Total Market Fund

BlackRock Mid Cap Dividend Fund

BlackRock International Dividend Fund

BlackRock Mid Cap Growth Equity Portfolio

Victory Munder Mid-Cap Core Growth Fund

Neuberger Berman Sustainable Equity Fund (1)

Nuveen NWQ International Value Fund

The Oakmark International Small Cap Fund

The Oakmark Equity and Income Fund

Oppenheimer Capital Appreciation Fund

Oppenheimer Global Fund

Oppenheimer Global Opportunities Fund

Oppenheimer International Growth Fund

Oppenheimer Main Street Fund

Oppenheimer Global Strategic Income Fund

Oppenheimer Main Street Mid Cap Fund

Oppenheimer Developing Markets Fund

Oppenheimer Capital Income Fund

Oppenheimer International Bond Fund

Oppenheimer Mid Cap Value Fund

Oppenheimer Main Street All Cap Fund®

Oppenheimer Gold & Special Minerals Fund

Oppenheimer Real Estate Fund

Oppenheimer Equity Income Fund

Oppenheimer International Diversified Fund

Oppenheimer Rising Dividends Fund

Putnam Global Equity Fund

Putnam VT High Yield Fund

Putnam VT International Growth Fund

Putnam VT Sustainable Leaders Fund (1)

Putnam VT Small Cap Value Fund

Pioneer Disciplined Value Fund

Pioneer Equity Income Fund

Appendix

Pioneer Fundamental Growth Fund

AllianzGI NFJ International Value Fund

AllianzGI NFJ Small-Cap Value Fund

AllianzGI NFJ Dividend Value Fund

AMG Managers Cadence Mid Cap Fund

PIMCO Emerging Markets Bond Fund

Pioneer Fund

Pioneer High Yield Fund

Pioneer Strategic Income Fund

Pioneer Mid Cap Value Fund

Pioneer Select Mid Cap Growth Fund

PIMCO Total Return ESG Fund

Putnam Equity Income Fund

Putnam High Yield Fund

Putnam International Equity Fund

Putnam Sustainable Leaders Fund (1)

Putnam International Capital Opportunities Fund

Putnam Small Cap Growth Fund

Royce Total Return Fund

Royce Smaller-Companies Growth Fund

Royce Small-Cap Value Fund

Columbia Large Cap Value Fund (1)

Columbia Small/Mid Cap Value Fund

RidgeWorth Ceredex Small Cap Value Equity Fund

RidgeWorth Ceredex Mid-Cap Value Equity Fund

RidgeWorth Seix Total Return Bond Fund

RidgeWorth Ceredex Large Cap Value Equity Fund

DWS Real Estate Securities Fund (1)

DWS Equity Dividend Fund (1)

DWS Capital Growth Fund (1)

DWS Enhanced Emerging Markets Fixed Income (1)

SSgA S&P 500 Index Fund

DWS Core Equity VIP (1)

DWS Global Growth Fund (1)

Select Overseas Fund

MassMutual Select Total Return Bond Fund

Select T. Rowe Price/Frontier MC Gr II Fund

Select Western Strategic Bond Fund

ClearBridge Appreciation Fund

ClearBridge Aggressive Growth Fund

ClearBridge All Cap Value Fund

ClearBridge Mid Cap Fund

ClearBridge Small Cap Growth Fund

Thornburg International Value Fund

Thornburg Value Fund

Thornburg Core Growth Fund

Timothy Plan Large/Mid Cap Value Fund

T. Rowe Price Growth Stock Fund, Inc.

T. Rowe Price Equity Income Fund

T. Rowe Price Retirement 2010 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement Balanced Fund

UBS Global Allocation Fund

UBS US Allocation Fund

Vanguard Small-Cap Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Total Bond Market Index Fund

Vanguard Total Stock Market Index Fund

Victory Diversified Stock Fund

Victory Special Value Fund

Victory Sycamore Small Company Opportunity Fund

Victory Sycamore Established Value Fund

Invesco Small Cap Discovery Fund

Invesco Comstock Fund

Invesco Equity and Income Fund

Invesco Growth and Income Fund

Invesco Mid Cap Growth Fund

Invesco Quality Income Fund

Invesco Small Cap Value Fund

Invesco American Value Fund

Invesco Value Opportunities Fund

Invesco Diversified Dividend Fund

Invesco American Franchise Fund

Invesco Global Core Equity Fund

Vanguard 500 Index Fund

Wells Fargo International Equity Fund

Wells Fargo Core Bond Fund

Columbia Seligman Communications and Information Fund

Columbia Seligman Global Technology Fund

Columbia Select Small Cap Value Fund (1)

TIAA-CREF Large Cap Value Index Fund

TIAA-CREF Large Cap Growth Fund

TIAA-CREF Bond Index Fund

TIAA-CREF Equity Index Fund

MM MSCI EAFE® International Index Fund

MassMutual RetireSMARTSM by JPMorgan 2015 Fund

MassMutual RetireSMARTSM by JPMorgan 2020 Fund (1)

MassMutual RetireSMARTSM by JPMorgan 2025 Fund (1)

MassMutual RetireSMARTSM by JPMorgan 2030 Fund (1)

MassMutual RetireSMARTSM by JPMorgan 2035 Fund (1)

MassMutual RetireSMARTSM by JPMorgan 2040 Fund (1)

MassMutual RetireSMARTSM by JPMorgan 2045 Fund (1)

MassMutual RetireSMARTSM by JPMorgan 2050 Fund (1)

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (1)

MassMutual RetireSMARTSM by JPMorgan 2055 Fund (1)

American Century Heritage Fund (1)

ClearBridge Small Cap Value Fund

Oak Ridge Small Cap Growth Fund

MassMutual Premier Small Cap Opportunities Fund

Fidelity VIP Freedom 2035 Portfolio

Fidelity VIP Freedom 2040 Portfolio

Appendix

Fidelity VIP Freedom 2050 Portfolio

Ivy Small Cap Growth Fund

MSIF Global Opportunity Portfolio

JPMorgan U.S. Government Money Market Fund

American Century U.S. Government Money Market Fund

Columbia Select International Equity Fund

Putnam Growth Opportunities Fund

John Hancock New Opportunities Fund

Columbia Large Cap Growth III

Victory RS Value Fund

MM Russell 2000® Small Cap Index Fund

MM S&P 500® Index Fund

MM S&P Mid Cap Index Fund

Russell Balanced Strategy Fund

Russell Conservative Strategy Fund

Russell Growth Strategy Fund

Russell Moderate Strategy Fund

PIMCO Total Return Fund

PIMCO Real Return Fund

Statement of Assets and liabilities as of December 31, 2018, and the related Statements of Operations and the Statement of Changes in Net Assets for the period from December 24, 2018 (inception) to December 31, 2018

MassMutual Blue Chip Growth Fund

Statement of Assets and liabilities as of December 31, 2018, and the related Statements of Operations and the Statement of Changes in Net Assets for the period from April 6, 2018 (inception) to December 31, 2018

MassMutual Premier Strategic Emerging Markets Fund

Statement of Assets and liabilities as of December 31, 2018, and the related Statements of Operations and the Statement of Changes in Net Assets for the period from August 29, 2018 (inception) to December 31, 2018

MassMutual Select Small Cap Growth Equity Fund

Statement of Assets and liabilities as of December 31, 2018, and the related Statements of Operations and the Statement of Changes in Net Assets for the period from January 16, 2018 (inception) to December 31, 2018

Fidelity VIP Freedom 2035 Portfolio

Statement of Assets and liabilities as of December 31, 2018, and the related Statements of Operations and the Statement of Changes in Net Assets for the period from April 20, 2018 (inception) to December 31, 2018

T. Rowe Price Retirement 2060 Fund

Statement of Assets and liabilities as of December 31, 2018, and the related Statements of Operations and the Statement of Changes in Net Assets for the period from March 2, 2018 (inception) to December 31, 2018

BlackRock Advantage Small Cap Growth Fund

Statement of Assets and liabilities as of December 31, 2018, and the related Statements of Operations and the Statement of Changes in Net Assets for the period from November 14, 2018 (inception) to December 31, 2018

MassMutual Select T.Rowe Price Retire 2035 Fund

Statement of Assets and liabilities as of December 31, 2018, and the related Statements of Operations and the Statement of Changes in Net Assets for the period from April 20, 2018 (inception) to December 31, 2018

BlackRock S&P 500 Index V.I. Fund

Statement of Assets and liabilities as of December 31, 2018, and the related Statements of Operations and the Statement of Changes in Net Assets for the period from October 26, 2018 (inception) to December 31, 2018

Hartford International Equity Fund

Statement of Assets and liabilities as of December 31, 2018, and the related Statements of Operations and the Statement of Changes in Net Assets for the period from October 19, 2018 (inception) to December 31, 2018

BNY Mellon Insight Core Plus Fund

Statement of Assets and liabilities as of December 31, 2018, and the related Statements of Operations and the Statement of Changes in Net Assets for the year ended December 31, 2018 and the Statement of Changes in Net Assets for the period from February 10, 2017 (inception) to December 31, 2017

New World Fund

Statement of Assets and liabilities as of December 31, 2018, and the related Statements of Operations and the Statement of Changes in Net Assets for the year ended December 31, 2018 and the Statement of Changes in Net Assets for the period from April 20, 2017 (inception) to December 31, 2017

Invesco Balanced-Risk Commodity Strategy Fund

Appendix

Statement of Assets and liabilities as of December 31, 2018, and the related Statements of Operations and the Statement of Changes in Net Assets for the year ended December 31, 2018 and the Statement of Changes in Net Assets for the period from July 21, 2017 (inception) to December 31, 2017

Russell Equity Growth Strategy Fund

Statement of Assets and liabilities as of December 31, 2018, and the related Statements of Operations and the Statement of Changes in Net Assets for the year ended December 31, 2018 and the Statement of Changes in Net Assets for the period from November 17, 2017 (inception) to December 31, 2017

Pioneer Global Equity Fund

Oppenheimer Corporate Bond Fund

Statement of Operations and the Statement of Changes in Net Assets for the period from January 1, 2018 to August 24, 2018 (merger or replacement date) and the Statement of Changes in Net Assets for the year ended December 31, 2017

Templeton Global Opportunities Trust Fund

Statement of Operations and the Statement of Changes in Net Assets for the period from January 1, 2018 to March 2, 2018 (merger or replacement date) and the Statement of Changes in Net Assets for the year ended December 31, 2017

BlackRock Small Cap Growth Fund II

Statement of Operations and the Statement of Changes in Net Assets for the period from January 1, 2018 to April 20, 2018 (merger or replacement date) and the Statement of Changes in Net Assets for the year ended December 31, 2017

HIMCO VIT Index Fund

Statement of Operations and the Statement of Changes in Net Assets for the period from January 1, 2018 to October 26, 2018 (merger or replacement date) and the Statement of Changes in Net Assets for the year ended December 31, 2017

Hartford Global Capital Appreciation Fund

Statement of Operations and the Statement of Changes in Net Assets for the period from January 1, 2018 to October 19, 2018 (merger or replacement date) and the Statement of Changes in Net Assets for the year ended December 31, 2017

Dreyfus Intermediate Term Income Fund

Statement of Changes in Net Assets for the period from January 1, 2017 to April 28, 2017 (merger or replacement date)

Nuveen Mid Cap Index Fund

Nuveen Small Cap Index

Nuveen Equity Index Fund

Statement of Changes in Net Assets for the period from January 1, 2017 to June 23, 2017 (merger or replacement date)

JPMorgan SmartRetirement 2015 Fund

Statement of Changes in Net Assets for the period from January 1, 2017 to November 17, 2017 (merger or replacement date)

Pioneer Emerging Markets Fund

(1)  See face financial statements for the former name of the fund.

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
For the Year Ended December 31, 2018

	American Century Equity Income Fund Sub-Account	American Century Growth Fund Sub-Account	American Century Ultra® Fund Sub-Account	American Century VP Balanced Fund Sub-Account	American Century VP International Fund Sub-Account
Assets:
Investments:
Number of shares	3,762,160	698,533	10,261	22,222	1,521
Cost	$32,271,844	$20,333,107	$351,294	$156,392	$15,577
Market Value	$29,721,067	$19,806,748	$395,266	$157,554	$14,509
Due from Sponsor Company	1,724	—	—	—	—
Receivable from fund shares sold	—	273	8	—	—
Other assets	—	3	3	—	1
Total assets	29,722,791	19,807,024	395,277	157,554	14,510
Liabilities:
Due to Sponsor	—	279	24	—	2
Payable for fund shares purchased	1,724	—	—	—	—
Other liabilities	2	—	—	—	—
Total liabilities	1,726	279	24	—	2
Net assets:
For contract liabilities	$29,721,065	$19,806,745	$395,253	$157,554	$14,508
Deferred contracts in the accumulation period:
Units owned by participants #	867,254	902,111	15,326	8,780	1,098
Minimum unit fair value #*	$7.90000	$21.20200	$23.33090	$17.94554	$13.21319
Maximum unit fair value #*	$38.68113	$40.32329	$26.54474	$17.94554	$13.21319
Contract liablility	$29,721,065	$19,806,745	$395,253	$157,554	$14,508
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	American Century Small Cap Value Fund Sub-Account	American Century Large Company Value Fund Sub-Account	American Century Inflation-Adjusted Bond Fund Sub-Account	American Century Equity Growth Fund Sub-Account	American Century VP Income & Growth Fund Sub-Account
Assets:
Investments:
Number of shares	497,382	4,146	10,652	13,417	24,354
Cost	$4,107,423	$35,686	$123,110	$413,951	$201,802
Market Value	$3,028,380	$36,647	$117,280	$361,720	$219,674
Due from Sponsor Company	1,401	—	—	—	17
Receivable from fund shares sold	—	6	8	2	—
Other assets	7	1	1	2	—
Total assets	3,029,788	36,654	117,289	361,724	219,691
Liabilities:
Due to Sponsor	—	25	25	22	—
Payable for fund shares purchased	1,409	—	—	—	17
Other liabilities	—	—	—	—	4
Total liabilities	1,409	25	25	22	21
Net assets:
For contract liabilities	$3,028,379	$36,629	$117,264	$361,702	$219,670
Deferred contracts in the accumulation period:
Units owned by participants #	139,829	2,661	9,189	17,231	11,147
Minimum unit fair value #*	$18.52531	$13.14952	$12.24375	$16.21702	$19.09981
Maximum unit fair value #*	$28.27391	$16.27108	$13.14655	$21.36855	$19.09981
Contract liablility	$3,028,379	$36,629	$117,264	$361,702	$212,903
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	354.00
Minimum unit fair value #*	—	—	—	—	$19.11582
Maximum unit fair value #*	—	—	—	—	$19.11582
Contract liablility	—	—	—	—	$6,767

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	American Century VP Ultra Fund Sub-Account	American Century VP Value Fund Sub-Account	American Century Mid Cap Value Fund Sub-Account	Invesco V.I. Small Cap Equity Fund Sub-Account	Invesco V.I. Diversified Dividend Fund Sub-Account
Assets:
Investments:
Number of shares	50,479	80,374	68,856	5,105	1,419
Cost	$628,311	$600,985	$1,097,016	$98,226	$29,578
Market Value	$878,330	$804,547	$924,731	$81,320	$33,634
Due from Sponsor Company	26	—	—	—	—
Receivable from fund shares sold	—	—	22,987	—	—
Other assets	3	—	—	—	—
Total assets	878,359	804,547	947,718	81,320	33,634
Liabilities:
Due to Sponsor	—	—	23,011	—	3
Payable for fund shares purchased	26	—	—	—	—
Other liabilities	1	1	—	2	1
Total liabilities	27	1	23,011	2	4
Net assets:
For contract liabilities	$878,332	$804,546	$924,707	$81,318	$33,630
Deferred contracts in the accumulation period:
Units owned by participants #	32,410	42,561	40,293	5,258	1,808
Minimum unit fair value #*	$27.10063	$18.35461	$21.20844	$15.46717	$18.60247
Maximum unit fair value #*	$27.10063	$18.35461	$23.68797	$15.46717	$18.60247
Contract liablility	$878,332	$781,199	$924,707	$81,318	$33,630
Deferred contracts in the annuity period:
Units owned by participants #	—	1,272.00	—	—	—
Minimum unit fair value #*	—	$18.35456	—	—	—
Maximum unit fair value #*	—	$18.35456	—	—	—
Contract liablility	—	$23,347	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Invesco European Growth Fund Sub-Account	Invesco International Growth Fund Sub-Account	Invesco Mid Cap Core Equity Fund Sub-Account	Invesco Small Cap Growth Fund Sub-Account	Invesco Real Estate Fund Sub-Account
Assets:
Investments:
Number of shares	10,749	9,296	15,213	64,197	216,846
Cost	$374,941	$299,836	$335,277	$2,368,902	$4,935,927
Market Value	$354,947	$260,182	$259,080	$2,042,079	$4,067,497
Due from Sponsor Company	—	1,306	1	—	—
Receivable from fund shares sold	27	—	—	18,823	1,741
Other assets	5	1	3	6	1
Total assets	354,979	261,489	259,084	2,060,908	4,069,239
Liabilities:
Due to Sponsor	51	—	—	18,850	1,743
Payable for fund shares purchased	—	1,333	16	—	—
Other liabilities	—	—	—	1	2
Total liabilities	51	1,333	16	18,851	1,745
Net assets:
For contract liabilities	$354,928	$260,156	$259,068	$2,042,057	$4,067,494
Deferred contracts in the accumulation period:
Units owned by participants #	32,080	19,747	15,855	83,101	137,129
Minimum unit fair value #*	$10.21615	$10.44878	$15.48415	$13.19447	$13.85806
Maximum unit fair value #*	$15.93238	$15.71247	$18.38124	$47.08764	$43.48810
Contract liablility	$354,928	$260,156	$259,068	$2,042,057	$4,067,494
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	Invesco Small Cap Equity Fund Sub-Account	Invesco Developing Markets Fund Sub-Account	American Century Diversified Bond Fund Sub-Account	Domini Impact Equity Fund Sub-Account	AB Global Bond Fund Sub-Account
Assets:
Investments:
Number of shares	71,419	76,997	15,488	96,931	10,892
Cost	$998,646	$2,391,716	$166,554	$2,105,222	$90,908
Market Value	$788,470	$2,318,368	$160,149	$1,816,494	$88,989
Due from Sponsor Company	37	484	293	—	—
Receivable from fund shares sold	—	—	—	13	—
Other assets	6	1	4	3	7
Total assets	788,513	2,318,853	160,446	1,816,510	88,996
Liabilities:
Due to Sponsor	—	—	—	32	6
Payable for fund shares purchased	60	510	302	—	3
Other liabilities	—	6	—	—	—
Total liabilities	60	516	302	32	9
Net assets:
For contract liabilities	$788,453	$2,318,337	$160,144	$1,816,478	$88,987
Deferred contracts in the accumulation period:
Units owned by participants #	49,327	182,347	14,228	33,927	7,590
Minimum unit fair value #*	$14.57423	$11.52361	$11.19436	$15.78806	$11.60666
Maximum unit fair value #*	$18.10765	$12.87146	$11.59756	$60.37998	$12.31341
Contract liablility	$788,453	$2,318,337	$160,144	$1,816,478	$88,987
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(1)  Formerly AB International Growth Fund. Change effective January 8, 2018

The accompanying notes are an integral part of these financial statements.

	AB Global Risk Allocation Fund Sub-Account	AB Relative Value Fund Sub-Account	AB Sustainable International Thematic Fund Sub-Account (1)	AB International Value Fund Sub-Account	AB Growth Fund Sub-Account
Assets:
Investments:
Number of shares	11,271	38,056	29,566	56,421	1,246
Cost	$179,634	$212,892	$497,801	$770,656	$80,863
Market Value	$167,374	$181,906	$417,182	$642,630	$82,279
Due from Sponsor Company	—	1,635	389	1,168	—
Receivable from fund shares sold	33	—	—	—	11
Other assets	4	1	—	2	2
Total assets	167,411	183,542	417,571	643,800	82,292
Liabilities:
Due to Sponsor	47	—	—	—	33
Payable for fund shares purchased	—	1,656	407	1,188	—
Other liabilities	—	1	6	—	—
Total liabilities	47	1,657	413	1,188	33
Net assets:
For contract liabilities	$167,364	$181,885	$417,158	$642,612	$82,259
Deferred contracts in the accumulation period:
Units owned by participants #	10,349	10,182	45,293	68,877	3,608
Minimum unit fair value #*	$11.33569	$16.67900	$8.09232	$5.61376	$21.50976
Maximum unit fair value #*	$17.92012	$21.52689	$11.95577	$17.60282	$25.10459
Contract liablility	$167,364	$181,885	$417,158	$642,612	$82,259
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	AB Discovery Growth Fund Sub-Account	AB Discovery Value Fund Sub-Account	AB Value Fund Sub-Account	AB High Income Fund Sub-Account	American Funds AMCAP Fund® Sub-Account
Assets:
Investments:
Number of shares	34,031	46,794	570	61,632	130,698
Cost	$338,513	$955,257	$8,164	$536,173	$3,488,519
Market Value	$296,071	$809,543	$7,473	$480,115	$3,526,237
Due from Sponsor Company	465	335	49	—	—
Receivable from fund shares sold	—	—	—	411	1,392
Other assets	6	7	1	—	6
Total assets	296,542	809,885	7,523	480,526	3,527,635
Liabilities:
Due to Sponsor	—	—	—	424	1,394
Payable for fund shares purchased	482	356	61	—	—
Other liabilities	—	1	—	26	—
Total liabilities	482	357	61	450	1,394
Net assets:
For contract liabilities	$296,060	$809,528	$7,462	$480,076	$3,526,241
Deferred contracts in the accumulation period:
Units owned by participants #	12,308	42,091	746	35,333	164,533
Minimum unit fair value #*	$21.79418	$18.42507	$9.96679	$13.30760	$19.69748
Maximum unit fair value #*	$26.71725	$20.71901	$10.87637	$14.28579	$23.58158
Contract liablility	$296,060	$809,528	$7,462	$480,076	$3,526,241
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	American Funds American Balanced Fund® Sub-Account	American Funds Capital Income Builder® Sub-Account	American Funds EuroPacific Growth Fund Sub-Account	American Funds Fundamental Investors FundSM Sub-Account	American Funds New Perspective Fund® Sub-Account
Assets:
Investments:
Number of shares	348,734	262,462	583,602	284,175	214,769
Cost	$8,272,783	$14,875,840	$26,643,462	$14,456,719	$7,695,420
Market Value	$8,638,131	$14,787,106	$25,744,118	$14,819,713	$7,905,634
Due from Sponsor Company	5,073	7,659	—	2,267	—
Receivable from fund shares sold	—	—	2,237	—	374
Other assets	—	—	—	2	2
Total assets	8,643,204	14,794,765	25,746,355	14,821,982	7,906,010
Liabilities:
Due to Sponsor	—	—	2,243	—	377
Payable for fund shares purchased	5,082	7,665	—	2,270	—
Other liabilities	1	2	5	—	1
Total liabilities	5,083	7,667	2,248	2,270	378
Net assets:
For contract liabilities	$8,638,121	$14,787,098	$25,744,107	$14,819,712	$7,905,632
Deferred contracts in the accumulation period:
Units owned by participants #	476,275	1,069,874	1,412,931	775,177	425,127
Minimum unit fair value #*	$17.02301	$12.62108	$11.20300	$17.61600	$16.60733
Maximum unit fair value #*	$20.63530	$16.19652	$44.11000	$23.02011	$22.14650
Contract liablility	$8,638,121	$14,787,098	$25,744,107	$14,819,712	$7,905,632
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	American Funds The Bond Fund of America® Sub-Account	American Funds The Growth Fund of America® Sub-Account	American Funds The Income Fund of America® Sub-Account	American Funds The Investment Company of America® Sub-Account	American Funds The New Economy Fund® Sub-Account
Assets:
Investments:
Number of shares	314,445	962,464	509,928	257,669	69,430
Cost	$3,956,582	$39,133,401	$10,311,438	$9,118,763	$2,658,980
Market Value	$3,952,579	$40,346,492	$10,479,021	$8,704,058	$2,632,089
Due from Sponsor Company	1,499	—	—	3,929	275
Receivable from fund shares sold	—	1,248,089	731,049	—	—
Other assets	74	2	5	3	3
Total assets	3,954,152	41,594,583	11,210,075	8,707,990	2,632,367
Liabilities:
Due to Sponsor	—	1,248,092	731,049	—	—
Payable for fund shares purchased	1,508	—	—	3,930	289
Other liabilities	1	—	—	5	—
Total liabilities	1,509	1,248,092	731,049	3,935	289
Net assets:
For contract liabilities	$3,952,643	$40,346,491	$10,479,026	$8,704,055	$2,632,078
Deferred contracts in the accumulation period:
Units owned by participants #	324,683	1,548,650	660,207	491,335	117,235
Minimum unit fair value #*	$11.60066	$18.85368	$14.39888	$16.36571	$20.14684
Maximum unit fair value #*	$12.87649	$41.92000	$18.34431	$20.56740	$26.59061
Contract liablility	$3,952,643	$40,346,491	$10,479,026	$8,704,055	$2,632,078
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	American Funds Washington Mutual Investors FundSM Sub-Account	American Funds American Mutual Fund® Sub-Account	American Funds Capital World Growth and Income Fund® Sub-Account	American Funds SMALLCAP World Fund® Sub-Account	New World Fund Sub-Account
Assets:
Investments:
Number of shares	111,447	92,801	515,573	16,519	5,180
Cost	$4,313,983	$3,219,064	$22,058,262	$728,490	$334,819
Market Value	$4,537,024	$3,452,205	$21,930,520	$738,402	$293,049
Due from Sponsor Company	1,288	3,603	—	112	—
Receivable from fund shares sold	—	—	390,341	—	7
Other assets	—	—	—	4	1
Total assets	4,538,312	3,455,808	22,320,861	738,518	293,057
Liabilities:
Due to Sponsor	—	—	390,341	—	29
Payable for fund shares purchased	1,301	3,619	—	130	—
Other liabilities	2	2	—	—	1
Total liabilities	1,303	3,621	390,341	130	30
Net assets:
For contract liabilities	$4,537,009	$3,452,187	$21,930,520	$738,388	$293,027
Deferred contracts in the accumulation period:
Units owned by participants #	232,461	179,192	1,077,411	45,498	24,127
Minimum unit fair value #*	$17.11392	$17.12184	$13.31395	$14.30311	$11.86465
Maximum unit fair value #*	$21.97839	$21.95540	$80.94595	$19.84641	$12.28599
Contract liablility	$4,537,009	$3,452,187	$21,930,520	$738,388	$293,027
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	Ariel Appreciation Fund Sub-Account	Ariel Fund Sub-Account	Artisan Mid Cap Value Fund Sub-Account	Ave Maria Rising Dividend Fund Sub-Account	Ave Maria Value Fund Sub-Account
Assets:
Investments:
Number of shares	3,978	4,791	209,329	83,021	787
Cost	$192,282	$316,526	$4,490,155	$1,420,960	$15,619
Market Value	$153,580	$265,064	$3,546,036	$1,314,215	$13,527
Due from Sponsor Company	—	—	—	78	—
Receivable from fund shares sold	16	32	115	—	3
Other assets	—	3	4	2	3
Total assets	153,596	265,099	3,546,155	1,314,295	13,533
Liabilities:
Due to Sponsor	31	52	127	—	29
Payable for fund shares purchased	—	—	—	102	—
Other liabilities	1	—	1	3	1
Total liabilities	32	52	128	105	30
Net assets:
For contract liabilities	$153,564	$265,047	$3,546,027	$1,314,190	$13,503
Deferred contracts in the accumulation period:
Units owned by participants #	7,087	13,222	87,228	57,518	1,333
Minimum unit fair value #*	$19.52305	$18.18892	$16.94000	$21.60810	$10.07277
Maximum unit fair value #*	$38.61000	$55.32000	$45.93119	$24.13392	$10.33785
Contract liablility	$153,564	$265,047	$3,546,027	$1,314,190	$13,503
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Ave Maria Growth Fund Sub-Account	BlackRock LifePath® Dynamic 2020 Fund Sub-Account	BlackRock LifePath® Dynamic 2030 Fund Sub-Account	BlackRock LifePath® Dynamic 2040 Fund Sub-Account	BlackRock LifePath® Dynamic Retirement Fund Sub-Account
Assets:
Investments:
Number of shares	2,460	1,315,615	2,137,018	1,699,612	307,112
Cost	$70,796	$19,863,483	$30,023,965	$28,683,039	$3,236,248
Market Value	$69,343	$17,664,916	$24,757,302	$23,220,615	$2,773,237
Due from Sponsor Company	—	2,350	6,473	11,400	5,833
Receivable from fund shares sold	—	—	—	—	—
Other assets	4	—	—	3	—
Total assets	69,347	17,667,266	24,763,775	23,232,018	2,779,070
Liabilities:
Due to Sponsor	7	—	—	—	—
Payable for fund shares purchased	29	2,359	6,482	11,403	5,871
Other liabilities	—	6	4	—	3
Total liabilities	36	2,365	6,486	11,403	5,874
Net assets:
For contract liabilities	$69,311	$17,664,901	$24,757,289	$23,220,615	$2,773,196
Deferred contracts in the accumulation period:
Units owned by participants #	2,719	984,773	1,435,974	1,430,187	160,238
Minimum unit fair value #*	$25.06104	$12.66174	$11.90000	$12.55372	$9.69000
Maximum unit fair value #*	$27.62138	$25.13795	$27.39914	$28.94879	$22.12943
Contract liablility	$69,311	$17,664,901	$24,757,289	$23,220,615	$2,773,196
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	BlackRock LifePath® Dynamic 2050 Fund Sub-Account	BlackRock LifePath® Dynamic 2025 Fund Sub-Account	BlackRock LifePath® Dynamic 2035 Fund Sub-Account	BlackRock LifePath® Dynamic 2045 Fund Sub-Account	BlackRock LifePath® Dynamic 2055 Fund Sub-Account
Assets:
Investments:
Number of shares	276,756	27,568	34,223	17,378	19,379
Cost	$5,464,318	$362,519	$476,908	$253,170	$290,134
Market Value	$4,728,921	$322,548	$415,808	$221,043	$254,447
Due from Sponsor Company	112	2,841	4,191	3,426	6,285
Receivable from fund shares sold	—	—	—	—	—
Other assets	—	—	3	—	2
Total assets	4,729,033	325,389	420,002	224,469	260,734
Liabilities:
Due to Sponsor	—	—	—	—	—
Payable for fund shares purchased	118	2,851	4,216	3,448	6,288
Other liabilities	3	3	—	3	—
Total liabilities	121	2,854	4,216	3,451	6,288
Net assets:
For contract liabilities	$4,728,912	$322,535	$415,786	$221,018	$254,446
Deferred contracts in the accumulation period:
Units owned by participants #	261,976	23,646	28,779	14,513	16,173
Minimum unit fair value #*	$17.11795	$13.42769	$14.34394	$15.01570	$15.44920
Maximum unit fair value #*	$19.11938	$14.14795	$15.11330	$15.98734	$16.44887
Contract liablility	$4,728,912	$322,535	$415,786	$221,018	$254,446
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Baron Small Cap Fund Sub-Account	BlackRock U.S. Government Bond Portfolio Sub-Account	BlackRock Equity Dividend Fund Sub-Account	BlackRock Capital Appreciation Fund Sub-Account	BlackRock Advantage Large Cap Growth Fund Sub-Account
Assets:
Investments:
Number of shares	91,041	15,995	126,617	14,283	5,631
Cost	$2,510,047	$169,020	$2,822,872	$360,204	$73,878
Market Value	$2,179,512	$162,827	$2,360,150	$331,786	$73,034
Due from Sponsor Company	128	—	621	311	54
Receivable from fund shares sold	—	18	—	—	—
Other assets	2	19	2	1	5
Total assets	2,179,642	162,864	2,360,773	332,098	73,093
Liabilities:
Due to Sponsor	—	46	—	—	—
Payable for fund shares purchased	140	—	650	326	80
Other liabilities	—	—	—	2	—
Total liabilities	140	46	650	328	80
Net assets:
For contract liabilities	$2,179,502	$162,818	$2,360,123	$331,770	$73,013
Deferred contracts in the accumulation period:
Units owned by participants #	73,687	15,197	72,015	8,853	2,226
Minimum unit fair value #*	$21.56054	$10.37724	$31.57430	$36.24450	$32.40157
Maximum unit fair value #*	$30.00544	$11.39772	$35.69840	$39.01508	$34.87858
Contract liablility	$2,179,502	$162,818	$2,360,123	$331,770	$73,013
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	Calvert VP SRI Balanced Portfolio Sub-Account	Calvert Equity Fund Sub-Account	Calvert Bond Fund Sub-Account	Calvert Income Fund Sub-Account	Columbia Contrarian Core Fund Sub-Account
Assets:
Investments:
Number of shares	173,306	140,632	133,538	29,900	24,789
Cost	$332,336	$5,969,341	$2,123,901	$478,242	$550,317
Market Value	$336,214	$5,853,111	$2,097,884	$463,454	$528,749
Due from Sponsor Company	—	20,124	501	515	—
Receivable from fund shares sold	—	—	—	—	76,769
Other assets	2	2	1	1	—
Total assets	336,216	5,873,237	2,098,386	463,970	605,518
Liabilities:
Due to Sponsor	—	—	—	—	76,795
Payable for fund shares purchased	—	20,124	505	537	—
Other liabilities	1	—	5	1	3
Total liabilities	1	20,124	510	538	76,798
Net assets:
For contract liabilities	$336,215	$5,853,113	$2,097,876	$463,432	$528,720
Deferred contracts in the accumulation period:
Units owned by participants #	20,676	208,342	149,220	37,214	13,410
Minimum unit fair value #*	$16.26110	$21.53893	$13.18264	$12.02840	$38.55945
Maximum unit fair value #*	$16.26110	$41.62000	$14.89124	$13.03037	$41.50663
Contract liablility	$336,215	$5,853,113	$2,097,876	$463,432	$528,720
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(2)  Formerly Columbia Mid Cap Value Fund. Change effective July 1, 2018
The accompanying notes are an integral part of these financial statements.

	Columbia Small Cap Value I Fund Sub-Account	Columbia Select Mid Cap Value Fund Sub-Account (2)	Columbia Acorn Fund Sub-Account	CRM Mid Cap Value Fund Sub-Account	Columbia Disciplined Small Core Fund Sub-Account
Assets:
Investments:
Number of shares	1,936	86,385	86,935	21,190	8,004
Cost	$77,626	$1,155,693	$1,481,549	$465,859	$64,884
Market Value	$60,941	$768,826	$925,862	$375,277	$35,859
Due from Sponsor Company	—	580	638	—	—
Receivable from fund shares sold	7	—	—	11	122,243
Other assets	6	—	4	2	3
Total assets	60,954	769,406	926,504	375,290	158,105
Liabilities:
Due to Sponsor	19	—	—	20	122,260
Payable for fund shares purchased	—	582	657	—	—
Other liabilities	—	2	—	—	3
Total liabilities	19	584	657	20	122,263
Net assets:
For contract liabilities	$60,935	$768,822	$925,847	$375,270	$35,842
Deferred contracts in the accumulation period:
Units owned by participants #	1,802	53,386	24,072	15,542	2,229
Minimum unit fair value #*	$33.20317	$13.80447	$37.67629	$21.34554	$15.75642
Maximum unit fair value #*	$35.74160	$15.96063	$42.59760	$25.25462	$16.83739
Contract liablility	$60,935	$768,822	$925,847	$375,270	$35,842
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	Calamos International Growth Fund Sub-Account	Davis Financial Fund Sub-Account	Davis New York Venture Fund Sub-Account	Davis Opportunity Fund Sub-Account	Delaware Diversified Income Fund Sub-Account
Assets:
Investments:
Number of shares	69	4,443	196,690	4,870	29,652
Cost	$1,238	$202,990	$6,474,421	$157,053	$257,842
Market Value	$1,027	$187,475	$4,818,901	$136,848	$243,736
Due from Sponsor Company	—	—	1,309	50	—
Receivable from fund shares sold	1	14	—	—	42
Other assets	—	3	2	—	222
Total assets	1,028	187,492	4,820,212	136,898	244,000
Liabilities:
Due to Sponsor	5	55	—	—	59
Payable for fund shares purchased	—	—	1,309	71	—
Other liabilities	4	—	1	—	2
Total liabilities	9	55	1,310	71	61
Net assets:
For contract liabilities	$1,019	$187,437	$4,818,902	$136,827	$243,939
Deferred contracts in the accumulation period:
Units owned by participants #	100	11,950	212,964	8,027	21,744
Minimum unit fair value #*	$10.23040	$13.85345	$14.39553	$15.96114	$10.66452
Maximum unit fair value #*	$10.23040	$18.30194	$68.89218	$19.13786	$11.23658
Contract liablility	$1,019	$187,437	$4,818,902	$136,827	$243,939
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Delaware Extended Duration Bond Fund Sub-Account	Dreyfus Bond Market Index Fund Sub-Account	Dreyfus VIF Appreciation Portfolio Sub-Account	Dreyfus International Stock Index Fund Sub-Account	Dreyfus MidCap Index Fund Sub-Account
Assets:
Investments:
Number of shares	3,936	1,249,204	692	25,813	556,131
Cost	$25,880	$13,017,760	$27,967	$408,969	$19,582,807
Market Value	$23,613	$12,517,029	$24,813	$387,974	$16,010,997
Due from Sponsor Company	—	—	—	—	4,646
Receivable from fund shares sold	2	585	—	—	—
Other assets	30	229	1	—	1
Total assets	23,645	12,517,843	24,814	387,974	16,015,644
Liabilities:
Due to Sponsor	13	599	7	—	—
Payable for fund shares purchased	—	—	—	—	4,646
Other liabilities	—	1	1	3	2
Total liabilities	13	600	8	3	4,648
Net assets:
For contract liabilities	$23,632	$12,517,243	$24,806	$387,971	$16,010,996
Deferred contracts in the accumulation period:
Units owned by participants #	1,866	936,569	1,208	29,034	340,175
Minimum unit fair value #*	$12.44842	$10.02000	$20.54162	$13.36254	$19.97747
Maximum unit fair value #*	$12.80013	$13.80238	$20.54162	$13.36254	$75.98087
Contract liablility	$23,632	$12,517,243	$24,806	$387,971	$16,010,996
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	Dreyfus SmallCap Stock Index Fund Sub-Account	Dreyfus VIF Growth and Income Portfolio Sub-Account	Dreyfus VIF Quality Bond Portfolio Fund Sub-Account	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Sub-Account	Dreyfus S&P 500 Index Fund Sub-Account
Assets:
Investments:
Number of shares	454,841	507	5,602	135	543,869
Cost	$13,373,681	$13,337	$66,128	$4,893	$27,282,415
Market Value	$11,521,111	$14,215	$63,528	$4,133	$23,913,914
Due from Sponsor Company	2,007	—	53	—	10,705
Receivable from fund shares sold	—	—	—	—	—
Other assets	1	1	2	2	—
Total assets	11,523,119	14,216	63,583	4,135	23,924,619
Liabilities:
Due to Sponsor	—	3	—	10	—
Payable for fund shares purchased	2,018	—	59	—	10,705
Other liabilities	2	1	—	—	7
Total liabilities	2,020	4	59	10	10,712
Net assets:
For contract liabilities	$11,521,099	$14,212	$63,524	$4,125	$23,913,907
Deferred contracts in the accumulation period:
Units owned by participants #	263,715	673	4,598	194	1,140,840
Minimum unit fair value #*	$22.22474	$21.12149	$13.81390	$21.27321	$18.95162
Maximum unit fair value #*	$59.35213	$21.12149	$13.81390	$21.27321	$43.97000
Contract liablility	$11,521,099	$14,212	$63,524	$4,125	$23,913,907
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Eaton Vance Large-Cap Value Fund Sub-Account	Eaton Vance Dividend Builder Fund Sub-Account	Eaton Vance Worldwide Health Sciences Fund Sub-Account	Eaton Vance Income Fund of Boston Sub-Account	Eaton Vance Balanced Fund Sub-Account
Assets:
Investments:
Number of shares	389,469	103,753	63,226	440,774	15,668
Cost	$7,104,572	$1,349,937	$691,139	$2,535,250	$137,497
Market Value	$6,426,232	$1,297,951	$656,282	$2,327,284	$129,731
Due from Sponsor Company	191	—	98	1,655	—
Receivable from fund shares sold	—	7	—	—	14
Other assets	—	—	—	243	—
Total assets	6,426,423	1,297,958	656,380	2,329,182	129,745
Liabilities:
Due to Sponsor	—	21	—	—	26
Payable for fund shares purchased	191	—	122	1,667	—
Other liabilities	2	2	3	—	—
Total liabilities	193	23	125	1,667	26
Net assets:
For contract liabilities	$6,426,230	$1,297,935	$656,255	$2,327,515	$129,719
Deferred contracts in the accumulation period:
Units owned by participants #	409,157	79,447	22,716	134,574	5,248
Minimum unit fair value #*	$13.74367	$14.64009	$25.00152	$5.28000	$24.29981
Maximum unit fair value #*	$18.51605	$22.19233	$31.09814	$18.86048	$26.15741
Contract liablility	$6,426,230	$1,297,935	$656,255	$2,327,515	$129,719
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	Eaton Vance Atlanta Capital SMID-Cap Fund Sub-Account	Wells Fargo Asset Allocation Fund Sub-Account	Wells Fargo Emerging Markets Equity Fund Sub-Account	Wells Fargo Utility & Telecommunications Fund Sub-Account	Alger Capital Appreciation Institutional Portfolio Sub-Account
Assets:
Investments:
Number of shares	36,995	13,235	88,826	563	139,661
Cost	$991,538	$176,960	$1,884,118	$10,578	$4,069,556
Market Value	$992,217	$159,885	$1,884,892	$12,062	$3,999,900
Due from Sponsor Company	50	—	—	—	1,365
Receivable from fund shares sold	—	—	296	4	—
Other assets	2	—	—	1	2
Total assets	992,269	159,885	1,885,188	12,067	4,001,267
Liabilities:
Due to Sponsor	—	9	300	24	—
Payable for fund shares purchased	59	24	—	—	1,374
Other liabilities	2	5	2	2	—
Total liabilities	61	38	302	26	1,374
Net assets:
For contract liabilities	$992,208	$159,847	$1,884,886	$12,041	$3,999,893
Deferred contracts in the accumulation period:
Units owned by participants #	45,537	11,830	87,456	436	141,802
Minimum unit fair value #*	$20.65971	$12.03275	$20.99967	$27.11368	$23.90624
Maximum unit fair value #*	$22.53917	$14.76680	$23.74297	$29.18620	$35.33633
Contract liablility	$992,208	$159,847	$1,884,886	$12,041	$3,999,893
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Alger Mid Cap Growth Institutional Fund Sub-Account	Alger Small Cap Growth Institutional Fund Sub-Account	Nuveen Mid Cap Growth Opportunities Fund Sub-Account	Nuveen Small Cap Select Fund Sub-Account	Nuveen Santa Barbara Dividend Growth Fund Sub-Account
Assets:
Investments:
Number of shares	47,193	16,802	14,865	5,901	—
Cost	$1,042,731	$361,589	$537,278	$51,226	$—
Market Value	$1,184,067	$294,708	$400,624	$37,528	$—
Due from Sponsor Company	384	107	—	—	—
Receivable from fund shares sold	—	—	11	5	—
Other assets	1	4	1	3	—
Total assets	1,184,452	294,819	400,636	37,536	—
Liabilities:
Due to Sponsor	—	—	35	16	—
Payable for fund shares purchased	386	145	—	—	—
Other liabilities	—	—	2	—	—
Total liabilities	386	145	37	16	—
Net assets:
For contract liabilities	$1,184,066	$294,674	$400,599	$37,520	$—
Deferred contracts in the accumulation period:
Units owned by participants #	70,603	15,677	16,885	1,895	—
Minimum unit fair value #*	$14.76207	$17.47524	$21.65281	$19.76965	—
Maximum unit fair value #*	$21.34343	$19.40643	$24.18394	$20.84724	—
Contract liablility	$1,184,066	$294,674	$400,599	$37,520	—
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	Fidelity Advisor Equity Growth Fund Sub-Account	Fidelity Advisor Value Strategies Fund Sub-Account	Fidelity Advisor Leveraged Company Stock Fund Sub-Account	Federated Equity Income Fund, Inc. Sub-Account	Federated Fund for U.S. Government Securities Fund Sub-Account
Assets:
Investments:
Number of shares	32,974	6,532	45,425	4,104	25,081
Cost	$314,671	$209,045	$1,968,859	$90,866	$188,740
Market Value	$327,760	$176,442	$1,405,891	$76,302	$179,582
Due from Sponsor Company	—	—	678	368	—
Receivable from fund shares sold	34	20	—	—	42
Other assets	2	1	4	2	2
Total assets	327,796	176,463	1,406,573	76,672	179,626
Liabilities:
Due to Sponsor	58	20	—	—	68
Payable for fund shares purchased	—	—	690	381	—
Other liabilities	—	1	1	2	2
Total liabilities	58	21	691	383	70
Net assets:
For contract liabilities	$327,738	$176,442	$1,405,882	$76,289	$179,556
Deferred contracts in the accumulation period:
Units owned by participants #	15,451	6,688	98,986	4,701	14,213
Minimum unit fair value #*	$19.82332	$26.38351	$13.32022	$14.01034	$12.31521
Maximum unit fair value #*	$25.53725	$26.38351	$15.53886	$17.96167	$13.11991
Contract liablility	$327,738	$176,442	$1,405,882	$76,289	$179,556
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Federated MDT Mid Cap Growth Fund Sub-Account	Federated High Income Bond Fund Sub-Account	Federated Kaufmann Fund Sub-Account	Federated Short-Term Income Fund Sub-Account	Federated Total Return Bond Fund Sub-Account
Assets:
Investments:
Number of shares	3,943	971	868,128	10,962	12,616
Cost	$158,551	$7,042	$4,757,900	$92,300	$138,344
Market Value	$132,295	$6,757	$4,384,044	$92,191	$131,713
Due from Sponsor Company	—	—	872	—	—
Receivable from fund shares sold	—	—	—	8	—
Other assets	4	1	2	8	15
Total assets	132,299	6,758	4,384,918	92,207	131,728
Liabilities:
Due to Sponsor	26	2	—	14	4
Payable for fund shares purchased	—	9	880	—	6
Other liabilities	—	2	—	—	4
Total liabilities	26	13	880	14	14
Net assets:
For contract liabilities	$132,273	$6,745	$4,384,038	$92,193	$131,714
Deferred contracts in the accumulation period:
Units owned by participants #	6,349	376	211,361	9,199	5,921
Minimum unit fair value #*	$16.63816	$16.95420	$19.19911	$10.02165	$13.92416
Maximum unit fair value #*	$21.80133	$18.03350	$25.43328	$10.02165	$46.47265
Contract liablility	$132,273	$6,745	$4,384,038	$92,193	$131,714
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	Federated Clover Small Value Fund Sub-Account	Federated International Leaders Fund Sub-Account	Fidelity® VIP Growth Opportunities Portfolio Sub-Account	Fidelity® VIP Overseas Portfolio Sub-Account	Fidelity® VIP Value Strategies Portfolio Sub-Account
Assets:
Investments:
Number of shares	3,046	58	18,313	5,060	5,270
Cost	$75,088	$1,938	$610,998	$95,925	$66,089
Market Value	$53,006	$1,665	$696,079	$96,799	$58,554
Due from Sponsor Company	170	—	259	127	34
Receivable from fund shares sold	—	2	—	—	—
Other assets	6	3	2	1	1
Total assets	53,182	1,670	696,340	96,927	58,589
Liabilities:
Due to Sponsor	—	19	—	—	—
Payable for fund shares purchased	193	—	259	127	34
Other liabilities	—	—	—	1	—
Total liabilities	193	19	259	128	34
Net assets:
For contract liabilities	$52,989	$1,651	$696,081	$96,799	$58,555
Deferred contracts in the accumulation period:
Units owned by participants #	3,398	123	22,749	7,757	3,344
Minimum unit fair value #*	$14.67921	$13.01345	$30.56155	$12.47950	$17.51076
Maximum unit fair value #*	$15.62906	$13.62682	$38.18081	$12.47950	$17.51076
Contract liablility	$52,989	$1,651	$696,081	$96,799	$58,555
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Balanced Portfolio Sub-Account	Fidelity® VIP Growth & Income Portfolio Sub-Account	Fidelity® VIP Freedom 2020 Portfolio Sub-Account	Fidelity® VIP Freedom 2030 Portfolio Sub-Account	Fidelity® VIP Freedom 2015 Portfolio Sub-Account
Assets:
Investments:
Number of shares	79,969	17,141	2,933	41,197	5,869
Cost	$1,290,250	$327,133	$37,763	$533,767	$74,228
Market Value	$1,341,877	$332,186	$36,659	$531,849	$71,603
Due from Sponsor Company	280	349	—	—	—
Receivable from fund shares sold	—	—	—	57	—
Other assets	2	1	2	4	1
Total assets	1,342,159	332,536	36,661	531,910	71,604
Liabilities:
Due to Sponsor	—	—	7	57	10
Payable for fund shares purchased	280	349	—	—	—
Other liabilities	—	—	—	—	1
Total liabilities	280	349	7	57	11
Net assets:
For contract liabilities	$1,341,879	$332,187	$36,654	$531,853	$71,593
Deferred contracts in the accumulation period:
Units owned by participants #	64,225	16,686	1,433	18,198	3,063
Minimum unit fair value #*	$20.05676	$19.90766	$25.58071	$26.68378	$23.37573
Maximum unit fair value #*	$20.60973	$19.90766	$25.58071	$29.22570	$23.37573
Contract liablility	$1,288,271	$332,187	$36,654	$531,853	$71,593
Deferred contracts in the annuity period:
Units owned by participants #	2,673.00	—	—	—	—
Minimum unit fair value #*	$20.05537	—	—	—	—
Maximum unit fair value #*	$20.05537	—	—	—	—
Contract liablility	$53,608	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	Fidelity® VIP Freedom 2025 Portfolio Sub-Account	Fidelity Advisor® Stock Selector All Cap Fund Sub-Account	Templeton Developing Markets Trust Sub-Account	Franklin High Income Fund Sub-Account	Franklin Strategic Income Fund Sub-Account
Assets:
Investments:
Number of shares	28,401	182	47,876	428,802	277,390
Cost	$376,867	$7,023	$925,334	$815,325	$2,771,202
Market Value	$372,332	$7,019	$869,909	$737,539	$2,568,635
Due from Sponsor Company	—	—	150	42	1,055
Receivable from fund shares sold	14	6	—	—	—
Other assets	2	5	3	2	2
Total assets	372,348	7,030	870,062	737,583	2,569,692
Liabilities:
Due to Sponsor	14	14	—	—	—
Payable for fund shares purchased	—	—	166	73	1,068
Other liabilities	—	—	4	2	2
Total liabilities	14	14	170	75	1,070
Net assets:
For contract liabilities	$372,334	$7,016	$869,892	$737,508	$2,568,622
Deferred contracts in the accumulation period:
Units owned by participants #	13,520	386	75,886	43,405	168,930
Minimum unit fair value #*	$27.53901	$18.15886	$9.27573	$16.09517	$14.35091
Maximum unit fair value #*	$27.53901	$18.39529	$14.40478	$18.44903	$16.42567
Contract liablility	$372,334	$7,016	$869,892	$737,508	$2,568,622
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(3)  Effective August 24, 2018 Templeton Global Opportunities Trust Fund merged with Templeton Growth Fund, Inc.

The accompanying notes are an integral part of these financial statements.

	Templeton Global Bond Fund Sub-Account	Franklin U.S. Government Securities Fund Sub-Account	Franklin Small Cap Value Fund Sub-Account	Franklin Mutual Global Discovery Fund Sub-Account	Templeton Growth Fund Sub-Account (3)
Assets:
Investments:
Number of shares	491,405	86,906	60,914	376,911	69,195
Cost	$5,961,576	$554,778	$3,049,203	$11,554,979	$1,587,590
Market Value	$5,552,875	$511,877	$2,509,672	$9,924,055	$1,434,413
Due from Sponsor Company	—	—	—	189	635
Receivable from fund shares sold	120,735	142	6,471	—	—
Other assets	4	2	1	1	1
Total assets	5,673,614	512,021	2,516,144	9,924,245	1,435,049
Liabilities:
Due to Sponsor	120,753	148	6,486	—	—
Payable for fund shares purchased	—	—	—	208	639
Other liabilities	2	—	1	1	4
Total liabilities	120,755	148	6,487	209	643
Net assets:
For contract liabilities	$5,552,859	$511,873	$2,509,657	$9,924,036	$1,434,406
Deferred contracts in the accumulation period:
Units owned by participants #	309,258	39,632	109,634	693,884	97,180
Minimum unit fair value #*	$11.30000	$12.73871	$15.51659	$13.18416	$10.02388
Maximum unit fair value #*	$19.27241	$13.57102	$41.20000	$18.24058	$36.55368
Contract liablility	$5,552,859	$511,873	$2,509,657	$9,924,036	$1,434,406
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	Franklin Income Fund Sub-Account	Franklin Growth Fund Sub-Account	Franklin Total Return Fund Sub-Account	Franklin Balance Sheet Investment Fund Sub-Account	Franklin Mutual Beacon Fund Sub-Account
Assets:
Investments:
Number of shares	2,944,199	158,972	37,126	61,676	59,924
Cost	$6,650,381	$12,661,540	$363,975	$2,594,677	$874,594
Market Value	$6,300,585	$14,304,317	$347,124	$1,820,681	$816,766
Due from Sponsor Company	—	—	88	—	768
Receivable from fund shares sold	160,497	82,930	—	103	—
Other assets	6	2	6	2	—
Total assets	6,461,088	14,387,249	347,218	1,820,786	817,534
Liabilities:
Due to Sponsor	160,497	82,942	—	116	—
Payable for fund shares purchased	—	—	108	—	794
Other liabilities	3	—	8	—	3
Total liabilities	160,500	82,942	116	116	797
Net assets:
For contract liabilities	$6,300,588	$14,304,307	$347,102	$1,820,670	$816,737
Deferred contracts in the accumulation period:
Units owned by participants #	408,341	606,619	24,958	66,465	53,197
Minimum unit fair value #*	$13.94000	$20.76217	$13.51694	$23.58760	$12.67213
Maximum unit fair value #*	$17.75025	$26.95765	$15.03483	$27.45697	$16.70039
Contract liablility	$6,300,588	$14,304,307	$347,102	$1,820,670	$816,737
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Franklin Mutual Shares Fund Sub-Account	Franklin Small-Mid Cap Growth Fund Sub-Account	Franklin Conservative Allocation Fund Sub-Account	Franklin Growth Allocation Fund Sub-Account	Franklin Moderate Allocation Fund Sub-Account
Assets:
Investments:
Number of shares	160,728	138,346	196,706	342,669	418,804
Cost	$4,195,298	$4,855,135	$2,740,247	$6,047,257	$6,320,000
Market Value	$3,857,469	$4,089,497	$2,622,088	$5,667,742	$5,888,385
Due from Sponsor Company	4,874	—	40	2,694	5,976
Receivable from fund shares sold	—	5,900	—	—	—
Other assets	3	2	—	—	1
Total assets	3,862,346	4,095,399	2,622,128	5,670,436	5,894,362
Liabilities:
Due to Sponsor	—	5,909	—	—	—
Payable for fund shares purchased	4,874	—	51	2,700	5,980
Other liabilities	—	—	4	1	—
Total liabilities	4,874	5,909	55	2,701	5,980
Net assets:
For contract liabilities	$3,857,472	$4,089,490	$2,622,073	$5,667,735	$5,888,382
Deferred contracts in the accumulation period:
Units owned by participants #	228,403	196,987	179,176	347,072	371,100
Minimum unit fair value #*	$12.36640	$14.94132	$13.51029	$14.76154	$14.43088
Maximum unit fair value #*	$23.50102	$27.48339	$16.00361	$18.62634	$17.55117
Contract liablility	$3,857,472	$4,089,490	$2,622,073	$5,667,735	$5,888,382
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	Templeton Foreign Fund Sub-Account	Franklin Small-Mid Cap Growth Fund Sub-Account	Highland Premier Growth Equity Sub-Account	Goldman Sachs Income Builder Fund Sub-Account	Goldman Sachs Capital Growth Fund Sub-Account
Assets:
Investments:
Number of shares	1,078,244	4,690	6,171	2,672	135
Cost	$7,736,811	$96,462	$143,917	$56,131	$3,156
Market Value	$7,202,668	$79,917	$88,004	$55,822	$2,558
Due from Sponsor Company	—	—	18	89	—
Receivable from fund shares sold	11,231	—	—	—	2
Other assets	—	—	1	1	—
Total assets	7,213,899	79,917	88,023	55,912	2,560
Liabilities:
Due to Sponsor	11,231	—	—	—	7
Payable for fund shares purchased	—	—	19	103	—
Other liabilities	3	3	—	—	2
Total liabilities	11,234	3	19	103	9
Net assets:
For contract liabilities	$7,202,665	$79,914	$88,004	$55,809	$2,551
Deferred contracts in the accumulation period:
Units owned by participants #	359,059	3,709	3,962	3,548	115
Minimum unit fair value #*	$10.09625	$21.54537	$14.26000	$15.20327	$20.20632
Maximum unit fair value #*	$23.02853	$21.54537	$24.83739	$28.65496	$22.48834
Contract liablility	$7,202,665	$79,914	$88,004	$55,809	$2,551
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
The accompanying notes are an integral part of these financial statements.

	Goldman Sachs Core Fixed Income Fund Sub-Account	Goldman Sachs U.S. Equity Insights Fund Sub-Account	Goldman Sachs Government Income Fund Sub-Account	Goldman Sachs Equity Income Fund Sub-Account	Goldman Sachs Growth Opportunities Fund Sub-Account
Assets:
Investments:
Number of shares	9,799	0	138,505	2,732	46,088
Cost	$101,413	$14	$2,058,956	$75,321	$946,435
Market Value	$99,165	$20	$1,991,695	$93,255	$659,983
Due from Sponsor Company	—	—	385	—	—
Receivable from fund shares sold	45	—	—	18	65
Other assets	1	1	34	—	1
Total assets	99,211	21	1,992,114	93,273	660,049
Liabilities:
Due to Sponsor	45	8	—	48	95
Payable for fund shares purchased	—	—	406	—	—
Other liabilities	—	1	—	1	—
Total liabilities	45	9	406	49	95
Net assets:
For contract liabilities	$99,166	$12	$1,991,708	$93,224	$659,954
Deferred contracts in the accumulation period:
Units owned by participants #	7,729	1	150,174	6,132	30,626
Minimum unit fair value #*	$12.81427	$18.82902	$12.35832	$13.23667	$19.82451
Maximum unit fair value #*	$12.91594	$18.82902	$14.38000	$16.71920	$25.60648
Contract liablility	$99,166	$12	$1,991,708	$93,224	$659,954
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	Goldman Sachs Focused International Equity Fund Sub-Account	Goldman Sachs Mid Cap Value Fund Sub-Account	Goldman Sachs Small Cap Value Fund Sub-Account	Goldman Sachs Strategic Growth Fund Sub-Account	Goldman Sachs High Yield Fund Sub-Account
Assets:
Investments:
Number of shares	969	131,944	126,723	2,594	499,398
Cost	$18,126	$4,748,573	$6,562,747	$29,180	$3,398,706
Market Value	$16,496	$3,536,093	$5,409,799	$19,609	$2,971,419
Due from Sponsor Company	—	1,212	—	—	—
Receivable from fund shares sold	6	—	2,632	—	104
Other assets	—	3	—	1	—
Total assets	16,502	3,537,308	5,412,431	19,610	2,971,523
Liabilities:
Due to Sponsor	19	—	2,649	9	128
Payable for fund shares purchased	—	1,220	—	27	—
Other liabilities	—	—	1	2	199
Total liabilities	19	1,220	2,650	38	327
Net assets:
For contract liabilities	$16,483	$3,536,088	$5,409,781	$19,572	$2,971,196
Deferred contracts in the accumulation period:
Units owned by participants #	1,900	113,636	274,381	854	153,974
Minimum unit fair value #*	$8.05294	$14.16179	$17.71487	$19.97514	$5.95000
Maximum unit fair value #*	$9.87563	$77.69693	$22.15943	$24.48853	$20.35821
Contract liablility	$16,483	$3,536,088	$5,409,781	$19,572	$2,971,196
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Goldman Sachs Large Cap Value Fund Sub-Account	Goldman Sachs Small/Mid Cap Growth Fund Sub-Account	Goldman Sachs Satellite Strategies Portfolio Sub-Account	Frost Value Equity Fund Sub-Account	Hartford Balanced HLS Fund Sub-Account
Assets:
Investments:
Number of shares	28,246	28,619	174	1	238,780
Cost	$439,591	$542,987	$1,394	$14	$5,931,869
Market Value	$357,879	$462,197	$1,286	$11	$6,560,744
Due from Sponsor Company	—	—	—	—	267
Receivable from fund shares sold	42	44	—	—	—
Other assets	—	3	—	2	1
Total assets	357,921	462,244	1,286	13	6,561,012
Liabilities:
Due to Sponsor	42	59	6	13	—
Payable for fund shares purchased	—	—	—	—	280
Other liabilities	4	2	—	—	—
Total liabilities	46	61	6	13	280
Net assets:
For contract liabilities	$357,875	$462,183	$1,280	$—	$6,560,732
Deferred contracts in the accumulation period:
Units owned by participants #	26,828	10,313	114	—	354,235
Minimum unit fair value #*	$12.68023	$41.33936	$11.25181	$17.31116	$13.48698
Maximum unit fair value #*	$13.83729	$46.73875	$11.25181	$17.62009	$27.47000
Contract liablility	$357,875	$462,183	$1,280	$—	$6,560,732
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	Hartford Total Return Bond HLS Fund Sub-Account	Hartford Capital Appreciation HLS Fund Sub-Account	Hartford Dividend and Growth HLS Fund Sub-Account	The Hartford Healthcare HLS Fund Sub-Account	Hartford Global Growth HLS Fund Sub-Account
Assets:
Investments:
Number of shares	1,256,880	520,426	1,199,236	169,710	44,304
Cost	$14,249,243	$26,248,449	$27,041,443	$4,036,257	$1,121,727
Market Value	$13,502,852	$20,759,782	$23,859,582	$3,413,370	$1,078,988
Due from Sponsor Company	1,737	—	—	—	—
Receivable from fund shares sold	—	12,603	2,946	6,182	7,598
Other assets	—	—	—	4	11
Total assets	13,504,589	20,772,385	23,862,528	3,419,556	1,086,597
Liabilities:
Due to Sponsor	—	12,603	2,958	6,206	7,644
Payable for fund shares purchased	1,752	—	—	—	—
Other liabilities	2	4	4	1	—
Total liabilities	1,754	12,607	2,962	6,207	7,644
Net assets:
For contract liabilities	$13,502,835	$20,759,778	$23,859,566	$3,413,349	$1,078,953
Deferred contracts in the accumulation period:
Units owned by participants #	945,835	640,141	2,140,309	125,752	66,444
Minimum unit fair value #*	$10.43137	$17.49679	$7.50258	$14.80088	$13.97650
Maximum unit fair value #*	$21.03692	$49.25184	$31.60658	$61.88223	$20.33405
Contract liablility	$13,451,181	$20,731,261	$23,850,223	$3,413,349	$1,078,953
Deferred contracts in the annuity period:
Units owned by participants #	3,552.00	1,394.00	418.00	—	—
Minimum unit fair value #*	$14.54223	$20.45696	$22.35167	—	—
Maximum unit fair value #*	$14.54223	$20.45696	$22.35167	—	—
Contract liablility	$51,654	$28,517	$9,343	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Hartford Disciplined Equity HLS Fund Sub-Account	Hartford Growth Opportunities HLS Fund Sub-Account	Hartford International Opportunities HLS Fund Sub-Account	Hartford MidCap HLS Fund Sub-Account	Hartford Ultrashort Bond HLS Fund Sub-Account
Assets:
Investments:
Number of shares	7	208,601	59,109	443,552	356,433
Cost	$105	$7,119,632	$883,695	$15,641,688	$3,568,317
Market Value	$93	$6,767,419	$824,958	$14,978,743	$3,597,845
Due from Sponsor Company	—	—	141	—	366
Receivable from fund shares sold	1	633	—	143	—
Other assets	—	3	4	1	6
Total assets	94	6,768,055	825,103	14,978,887	3,598,217
Liabilities:
Due to Sponsor	1	644	—	143	—
Payable for fund shares purchased	—	—	175	—	405
Other liabilities	—	—	—	—	—
Total liabilities	1	644	175	143	405
Net assets:
For contract liabilities	$93	$6,767,411	$824,928	$14,978,744	$3,597,812
Deferred contracts in the accumulation period:
Units owned by participants #	4	278,526	60,238	338,763	362,135
Minimum unit fair value #*	$21.66868	$20.94390	$11.02175	$26.86509	$3.61660
Maximum unit fair value #*	$21.66868	$33.79000	$14.89862	$47.25593	$13.02756
Contract liablility	$93	$6,767,411	$824,928	$14,978,744	$3,554,971
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	4,139.00
Minimum unit fair value #*	—	—	—	—	$10.35057
Maximum unit fair value #*	—	—	—	—	$10.35057
Contract liablility	—	—	—	—	$42,841

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	Hartford Small Company HLS Fund Sub-Account	Hartford Small Cap Growth HLS Fund Sub-Account	Hartford Stock HLS Fund Sub-Account	Hartford U.S. Government Securities HLS Fund Sub-Account	Hartford Value HLS Fund Sub-Account
Assets:
Investments:
Number of shares	246,055	19,321	53,299	65,077	112,194
Cost	$4,739,071	$541,064	$2,904,604	$682,093	$1,627,772
Market Value	$4,465,955	$509,978	$4,162,663	$654,028	$1,436,323
Due from Sponsor Company	1,518	—	—	533	913
Receivable from fund shares sold	—	2,465	3,155	—	—
Other assets	6	9	4	—	1
Total assets	4,467,479	512,452	4,165,822	654,561	1,437,237
Liabilities:
Due to Sponsor	—	2,490	3,170	—	—
Payable for fund shares purchased	1,527	—	—	540	935
Other liabilities	—	1	—	3	3
Total liabilities	1,527	2,491	3,170	543	938
Net assets:
For contract liabilities	$4,465,952	$509,961	$4,162,652	$654,018	$1,436,299
Deferred contracts in the accumulation period:
Units owned by participants #	536,008	21,197	180,209	59,501	70,399
Minimum unit fair value #*	$4.92097	$20.81706	$17.38825	$10.47697	$12.81000
Maximum unit fair value #*	$34.17443	$26.76000	$49.98857	$11.73955	$22.02003
Contract liablility	$4,465,952	$509,961	$4,162,652	$654,018	$1,436,299
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	The Hartford Checks and Balances Fund Sub-Account	The Hartford High Yield Sub-Account	The Hartford Dividend and Growth Fund Sub-Account	The Hartford International Opportunities Fund Sub-Account	The Hartford MidCap Fund Sub-Account
Assets:
Investments:
Number of shares	34,089	7,959	32,052	30,855	25,099
Cost	$341,741	$59,081	$799,536	$496,475	$765,904
Market Value	$280,556	$54,522	$710,598	$422,404	$717,338
Due from Sponsor Company	299	—	—	70	—
Receivable from fund shares sold	—	1	874,485	—	264,811
Other assets	3	1	1	—	2
Total assets	280,858	54,524	1,585,084	422,474	982,151
Liabilities:
Due to Sponsor	—	16	874,494	—	264,815
Payable for fund shares purchased	304	—	—	71	—
Other liabilities	3	4	5	4	—
Total liabilities	307	20	874,499	75	264,815
Net assets:
For contract liabilities	$280,551	$54,504	$710,585	$422,399	$717,336
Deferred contracts in the accumulation period:
Units owned by participants #	15,870	3,247	33,877	35,625	29,894
Minimum unit fair value #*	$17.23436	$15.37152	$18.33730	$11.26104	$23.62635
Maximum unit fair value #*	$18.41648	$16.78742	$35.95127	$13.85443	$25.24704
Contract liablility	$280,551	$54,504	$710,585	$422,399	$717,336
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	The Hartford Small Company Fund Sub-Account	The Hartford Total Return Bond Fund Sub-Account	The Hartford Healthcare Fund Sub-Account	The Hartford Growth Opportunities Fund Sub-Account	The Hartford Value Opportunities Fund Sub-Account
Assets:
Investments:
Number of shares	18,116	49,336	8,001	7,067	121
Cost	$383,481	$520,860	$273,509	$280,814	$2,378
Market Value	$344,376	$498,639	$261,459	$244,582	$2,146
Due from Sponsor Company	—	861	75	80	—
Receivable from fund shares sold	64,101	—	—	—	—
Other assets	5	14	3	1	—
Total assets	408,482	499,514	261,537	244,663	2,146
Liabilities:
Due to Sponsor	64,136	—	—	—	14
Payable for fund shares purchased	—	915	89	87	—
Other liabilities	—	2,143	2	—	—
Total liabilities	64,136	3,058	91	87	14
Net assets:
For contract liabilities	$344,346	$496,456	$261,446	$244,576	$2,132
Deferred contracts in the accumulation period:
Units owned by participants #	16,772	36,383	8,512	10,257	140
Minimum unit fair value #*	$16.26231	$12.62133	$25.81237	$22.36695	$13.97809
Maximum unit fair value #*	$35.71025	$14.18968	$44.46703	$43.75680	$15.26696
Contract liablility	$344,346	$496,456	$261,446	$244,576	$2,132
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Hartford Moderate Allocation Fund Sub-Account	The Hartford Conservative Allocation Fund Sub-Account	The Hartford Capital Appreciation Fund Sub-Account	The Hartford Growth Allocation Fund Sub-Account	The Hartford Inflation Plus Fund Sub-Account
Assets:
Investments:
Number of shares	189,948	82,219	172,761	204,572	49,352
Cost	$2,218,426	$835,550	$6,952,908	$2,411,616	$542,403
Market Value	$1,984,586	$801,792	$6,145,156	$2,251,466	$492,037
Due from Sponsor Company	404	—	—	30	503
Receivable from fund shares sold	—	98	827	—	—
Other assets	—	—	3	—	2
Total assets	1,984,990	801,890	6,145,986	2,251,496	492,542
Liabilities:
Due to Sponsor	—	124	836	—	—
Payable for fund shares purchased	431	—	—	52	530
Other liabilities	4	1	—	3	1
Total liabilities	435	125	836	55	531
Net assets:
For contract liabilities	$1,984,555	$801,765	$6,145,150	$2,251,441	$492,011
Deferred contracts in the accumulation period:
Units owned by participants #	144,105	54,468	349,741	155,610	40,645
Minimum unit fair value #*	$12.44513	$11.57700	$16.29904	$13.61853	$11.67862
Maximum unit fair value #*	$20.52312	$16.86082	$35.74484	$25.18314	$13.20462
Contract liablility	$1,984,555	$801,765	$6,145,150	$2,251,441	$492,011
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	The Hartford Equity Income Fund Sub-Account	The Hartford Balanced Income Fund Sub-Account	The Hartford International Small Company Fund Sub-Account	The Hartford MidCap Value Fund Sub-Account	Hotchkis and Wiley Large Cap Value Fund Sub-Account
Assets:
Investments:
Number of shares	30,446	48,555	2,684	7,579	21,742
Cost	$565,921	$682,277	$37,934	$117,869	$549,770
Market Value	$516,970	$632,677	$28,477	$96,405	$604,221
Due from Sponsor Company	—	798	—	—	—
Receivable from fund shares sold	107	—	6	24	57
Other assets	4	—	6	1	2
Total assets	517,081	633,475	28,489	96,430	604,280
Liabilities:
Due to Sponsor	128	—	28	33	61
Payable for fund shares purchased	—	803	—	—	—
Other liabilities	4	7	—	—	—
Total liabilities	132	810	28	33	61
Net assets:
For contract liabilities	$516,949	$632,665	$28,461	$96,397	$604,219
Deferred contracts in the accumulation period:
Units owned by participants #	22,601	39,809	2,415	6,393	30,411
Minimum unit fair value #*	$21.89063	$15.39198	$11.61283	$15.02795	$18.30724
Maximum unit fair value #*	$23.70455	$16.78685	$12.32072	$15.75639	$21.17060
Contract liablility	$516,949	$632,665	$28,461	$96,397	$604,219
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Invesco V.I. Technology Fund Sub-Account	Invesco Technology Fund Sub-Account	Ivy Natural Resources Fund Sub-Account	Ivy Large Cap Growth Fund Sub-Account	Ivy Science & Technology Fund Sub-Account
Assets:
Investments:
Number of shares	20,754	17,121	79,435	32,852	19,471
Cost	$513,349	$735,634	$1,317,745	$616,564	$1,191,330
Market Value	$454,934	$688,079	$973,079	$662,624	$1,101,658
Due from Sponsor Company	25	—	49	—	1,600
Receivable from fund shares sold	—	5,184	—	85	—
Other assets	1	1	1	—	1
Total assets	454,960	693,264	973,129	662,709	1,103,259
Liabilities:
Due to Sponsor	—	5,195	—	100	—
Payable for fund shares purchased	25	—	70	—	1,607
Other liabilities	1	—	3	4	—
Total liabilities	26	5,195	73	104	1,607
Net assets:
For contract liabilities	$454,934	$688,069	$973,056	$662,605	$1,101,652
Deferred contracts in the accumulation period:
Units owned by participants #	19,846	36,930	171,242	27,465	39,328
Minimum unit fair value #*	$22.89557	$16.37161	$4.30843	$22.57853	$26.43137
Maximum unit fair value #*	$27.12660	$21.03723	$7.10366	$25.91050	$29.37909
Contract liablility	$454,934	$688,069	$973,056	$662,605	$1,101,652
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	Ivy Asset Strategy Fund Sub-Account	Janus Henderson Forty Portfolio Sub-Account	Janus Henderson Global Research Portfolio Sub-Account	Janus Henderson Enterprise Portfolio Sub-Account	Janus Henderson Balanced Portfolio Sub-Account
Assets:
Investments:
Number of shares	23,439	69,762	5,328	1,547	12,220
Cost	$558,459	$2,724,350	$196,397	$102,670	$380,843
Market Value	$444,635	$2,455,624	$251,087	$103,666	$412,426
Due from Sponsor Company	—	25	—	—	—
Receivable from fund shares sold	56	—	—	—	—
Other assets	—	1	2	1	1
Total assets	444,691	2,455,650	251,089	103,667	412,427
Liabilities:
Due to Sponsor	60	—	—	—	—
Payable for fund shares purchased	—	25	—	—	—
Other liabilities	2	2	1	1	1
Total liabilities	62	27	1	1	1
Net assets:
For contract liabilities	$444,629	$2,455,623	$251,088	$103,666	$412,426
Deferred contracts in the accumulation period:
Units owned by participants #	28,590	80,062	14,387	3,289	17,951
Minimum unit fair value #*	$15.23644	$29.14289	$16.63614	$31.51133	$22.97502
Maximum unit fair value #*	$16.40136	$30.55125	$19.32459	$31.71233	$22.97502
Contract liablility	$444,629	$2,445,806	$239,809	$103,666	$412,426
Deferred contracts in the annuity period:
Units owned by participants #	—	321.00	678.00	—	—
Minimum unit fair value #*	—	$30.58255	$16.63569	—	—
Maximum unit fair value #*	—	$30.58255	$16.63569	—	—
Contract liablility	—	$9,817	$11,279	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Janus Henderson Overseas Portfolio Sub-Account	Janus Henderson Flexible Bond Fund Sub-Account	Janus Henderson Forty Fund Sub-Account	Janus Henderson Balanced Fund Sub-Account	Janus Henderson Enterprise Fund Sub-Account
Assets:
Investments:
Number of shares	6,769	3,017	197,411	100,307	13,204
Cost	$248,859	$31,320	$6,175,756	$3,030,719	$1,258,919
Market Value	$180,808	$29,992	$5,570,939	$3,097,472	$1,403,582
Due from Sponsor Company	52	—	1,860	—	1,201
Receivable from fund shares sold	—	—	—	453	—
Other assets	—	2	3	1	1
Total assets	180,860	29,994	5,572,802	3,097,926	1,404,784
Liabilities:
Due to Sponsor	—	16	—	470	—
Payable for fund shares purchased	52	—	1,860	—	1,210
Other liabilities	5	2	—	2	2
Total liabilities	57	18	1,860	472	1,212
Net assets:
For contract liabilities	$180,803	$29,976	$5,570,942	$3,097,454	$1,403,572
Deferred contracts in the accumulation period:
Units owned by participants #	16,409	2,249	186,660	144,037	38,165
Minimum unit fair value #*	$8.68466	$12.59066	$22.57948	$20.10181	$34.11575
Maximum unit fair value #*	$11.07017	$13.51939	$43.09994	$22.63302	$106.30000
Contract liablility	$180,803	$29,976	$5,570,942	$3,097,454	$1,403,572
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	Janus Henderson Overseas Fund Sub-Account	Janus Henderson Global Research Fund Sub-Account	Janus Henderson Mid Cap Value Fund Sub-Account	PGIM Jennison Natural Resources Fund Sub-Account (4)	PGIM Jennison Mid-Cap Growth Fund Sub-Account (5)
Assets:
Investments:
Number of shares	55,912	2,482	73,031	17,301	26,952
Cost	$1,847,240	$155,673	$1,254,056	$608,267	$856,553
Market Value	$1,530,304	$172,819	$939,184	$479,249	$608,300
Due from Sponsor Company	1,828	77	—	—	—
Receivable from fund shares sold	—	—	14	7	—
Other assets	1	4	5	10	—
Total assets	1,532,133	172,900	939,203	479,266	608,300
Liabilities:
Due to Sponsor	—	—	43	42	7
Payable for fund shares purchased	1,834	107	—	—	16
Other liabilities	2	—	—	—	3
Total liabilities	1,836	107	43	42	26
Net assets:
For contract liabilities	$1,530,297	$172,793	$939,160	$479,224	$608,274
Deferred contracts in the accumulation period:
Units owned by participants #	158,980	11,598	43,187	82,540	18,105
Minimum unit fair value #*	$9.09123	$12.21022	$20.44180	$5.37414	$32.07732
Maximum unit fair value #*	$10.23662	$21.99145	$23.01585	$27.70000	$35.04175
Contract liablility	$1,530,297	$172,793	$939,160	$479,224	$608,274
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(4)  Formerly Prudential Jennison Natural Resources Fund, Inc. Change effective June 11, 2018

(5)  Formerly Prudential Jennison Mid-Cap Growth Fund, Inc. Change effective June 11, 2018

(6)  Formerly Prudential Jennison 20/20 Focus Fund. Change effective June 11, 2018

The accompanying notes are an integral part of these financial statements.

	PGIM Jennison 20/20 Focus Fund Sub-Account (6)	JPMorgan Large Cap Growth Fund Sub-Account	JPMorgan Core Bond Fund Sub-Account	JPMorgan Small Cap Equity Fund Sub-Account	JPMorgan Small Cap Growth Fund Sub-Account
Assets:
Investments:
Number of shares	18,489	2,876	298,135	1,049	46,286
Cost	$278,789	$101,239	$3,467,261	$46,091	$648,492
Market Value	$232,402	$93,914	$3,362,960	$43,892	$621,159
Due from Sponsor Company	—	—	30	151	198
Receivable from fund shares sold	71	2	—	—	—
Other assets	1	—	—	6	4
Total assets	232,474	93,916	3,362,990	44,049	621,361
Liabilities:
Due to Sponsor	91	2	—	—	—
Payable for fund shares purchased	—	—	36	173	222
Other liabilities	3	—	7	—	—
Total liabilities	94	2	43	173	222
Net assets:
For contract liabilities	$232,380	$93,914	$3,362,947	$43,876	$621,139
Deferred contracts in the accumulation period:
Units owned by participants #	6,943	4,877	239,908	1,070	12,630
Minimum unit fair value #*	$32.75412	$19.04110	$12.67493	$39.95742	$48.39609
Maximum unit fair value #*	$35.25794	$19.26920	$14.33091	$43.65009	$53.91725
Contract liablility	$232,380	$93,914	$3,362,947	$43,876	$621,139
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	JPMorgan Small Cap Value Fund Sub-Account	JPMorgan U.S. Equity Fund Sub-Account	JPMorgan SmartRetirement 2020 Fund Sub-Account	JPMorgan SmartRetirement 2025 Fund Sub-Account	JPMorgan SmartRetirement 2030 Fund Sub-Account
Assets:
Investments:
Number of shares	16,139	92,789	372,810	453,033	446,040
Cost	$413,608	$1,376,018	$6,917,681	$8,133,809	$8,755,626
Market Value	$345,060	$1,245,233	$6,550,268	$7,819,345	$8,296,344
Due from Sponsor Company	180	—	—	—	3,620
Receivable from fund shares sold	—	223	16,905	733	—
Other assets	5	3	3	1	2
Total assets	345,245	1,245,459	6,567,176	7,820,079	8,299,966
Liabilities:
Due to Sponsor	—	239	16,914	749	—
Payable for fund shares purchased	207	—	—	—	3,638
Other liabilities	—	—	2	—	—
Total liabilities	207	239	16,916	749	3,638
Net assets:
For contract liabilities	$345,038	$1,245,220	$6,550,260	$7,819,330	$8,296,328
Deferred contracts in the accumulation period:
Units owned by participants #	9,077	50,927	455,592	533,884	535,177
Minimum unit fair value #*	$35.36107	$13.42000	$13.69292	$14.17060	$14.53898
Maximum unit fair value #*	$39.97994	$25.67446	$17.57000	$17.26000	$18.60000
Contract liablility	$345,038	$1,245,220	$6,550,260	$7,819,330	$8,296,328
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
The accompanying notes are an integral part of these financial statements.

	JPMorgan SmartRetirement 2035 Fund Sub-Account	JPMorgan SmartRetirement 2040 Fund Sub-Account	JPMorgan SmartRetirement 2045 Fund Sub-Account	JPMorgan SmartRetirement 2050 Fund Sub-Account	JPMorgan SmartRetirement Income Fund Sub-Account
Assets:
Investments:
Number of shares	289,810	334,250	201,292	158,374	149,910
Cost	$5,487,676	$6,812,368	$3,946,619	$3,125,220	$2,686,189
Market Value	$5,202,083	$6,420,947	$3,689,680	$2,907,756	$2,509,488
Due from Sponsor Company	1,443	—	3,151	—	911
Receivable from fund shares sold	—	14,107	—	17,779	—
Other assets	—	3	—	—	3
Total assets	5,203,526	6,435,057	3,692,831	2,925,535	2,510,402
Liabilities:
Due to Sponsor	—	14,114	—	17,785	—
Payable for fund shares purchased	1,452	—	3,155	—	927
Other liabilities	3	5	2	5	6
Total liabilities	1,455	14,119	3,157	17,790	933
Net assets:
For contract liabilities	$5,202,071	$6,420,938	$3,689,674	$2,907,745	$2,509,469
Deferred contracts in the accumulation period:
Units owned by participants #	337,707	406,670	236,962	186,801	195,034
Minimum unit fair value #*	$14.79677	$14.99470	$14.99233	$14.97203	$12.34484
Maximum unit fair value #*	$17.95000	$19.21000	$18.33000	$18.36000	$16.74000
Contract liablility	$5,202,071	$6,420,938	$3,689,674	$2,907,745	$2,509,469
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	JP Morgan Smart Retirement 2055 Fund Sub-Account	Keeley Small Cap Value Fund Sub-Account	Loomis Sayles Bond Fund Sub-Account	LKCM Aquinas Catholic Equity Fund Sub-Account	Lord Abbett Affiliated Fund Sub-Account
Assets:
Investments:
Number of shares	63,396	41,595	281,461	8,053	29,533
Cost	$1,411,273	$1,260,038	$3,861,808	$125,880	$427,239
Market Value	$1,311,036	$976,227	$3,594,255	$103,083	$389,046
Due from Sponsor Company	—	—	—	—	112
Receivable from fund shares sold	977	128	13	—	—
Other assets	1	2	—	8	—
Total assets	1,312,014	976,357	3,594,268	103,091	389,158
Liabilities:
Due to Sponsor	988	146	50	26	—
Payable for fund shares purchased	—	—	—	—	155
Other liabilities	2	3	2	—	1
Total liabilities	990	149	52	26	156
Net assets:
For contract liabilities	$1,311,024	$976,208	$3,594,216	$103,065	$389,002
Deferred contracts in the accumulation period:
Units owned by participants #	86,343	55,099	170,970	5,176	24,591
Minimum unit fair value #*	$14.81932	$15.28838	$18.85251	$19.56035	$14.18081
Maximum unit fair value #*	$20.68000	$23.47000	$21.31522	$20.90198	$18.14319
Contract liablility	$1,311,024	$976,208	$3,594,216	$103,065	$389,002
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Lord Abbett Fundamental Equity Fund Sub-Account	Lord Abbett Bond Debenture Fund Sub-Account	Lord Abbett Growth Opportunities fund Sub-Account	Lord Abbett Calibrated Dividend Growth Fund Sub-Account	Lord Abbett Total Return Fund Sub-Account
Assets:
Investments:
Number of shares	253,116	297,417	10,073	13,509	557,894
Cost	$3,242,738	$2,382,436	$201,938	$192,699	$5,796,957
Market Value	$2,740,691	$2,222,375	$186,834	$181,429	$5,551,051
Due from Sponsor Company	870	2,337	—	262	—
Receivable from fund shares sold	—	—	24	—	40,053
Other assets	—	218	6	4	638
Total assets	2,741,561	2,224,930	186,864	181,695	5,591,742
Liabilities:
Due to Sponsor	—	—	47	—	40,058
Payable for fund shares purchased	889	2,354	—	292	—
Other liabilities	8	—	—	1	—
Total liabilities	897	2,354	47	293	40,058
Net assets:
For contract liabilities	$2,740,664	$2,222,576	$186,817	$181,402	$5,551,684
Deferred contracts in the accumulation period:
Units owned by participants #	94,695	124,908	9,394	10,015	339,038
Minimum unit fair value #*	$18.85139	$16.60608	$10.77530	$17.51572	$14.44005
Maximum unit fair value #*	$55.69781	$19.64462	$22.07749	$21.62642	$16.67398
Contract liablility	$2,740,664	$2,222,576	$186,817	$181,402	$5,551,684
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	Lord Abbett Developing Growth Fund Sub-Account	Lord Abbett International Equity Inv Opt Sub-Account	Lord Abbett Value Opportunities Fund Sub-Account	Clearbridge Value Trust Sub-Account	BMO Mid-Cap Value Fund Sub-Account
Assets:
Investments:
Number of shares	45,629	26,061	205,998	2,766	62,417
Cost	$960,991	$350,242	$3,979,621	$214,589	$744,415
Market Value	$841,296	$297,878	$3,301,241	$219,810	$577,980
Due from Sponsor Company	—	75	—	—	186
Receivable from fund shares sold	2,456	—	12,095	32	—
Other assets	9	2	5	3	—
Total assets	843,761	297,955	3,313,341	219,845	578,166
Liabilities:
Due to Sponsor	2,484	—	12,122	64	—
Payable for fund shares purchased	—	85	—	—	195
Other liabilities	—	—	2	1	4
Total liabilities	2,484	85	12,124	65	199
Net assets:
For contract liabilities	$841,277	$297,870	$3,301,217	$219,780	$577,967
Deferred contracts in the accumulation period:
Units owned by participants #	36,500	34,175	178,043	12,703	62,384
Minimum unit fair value #*	$22.28105	$8.07361	$12.66120	$10.05287	$8.55971
Maximum unit fair value #*	$28.77055	$10.78696	$20.94369	$79.46000	$9.65811
Contract liablility	$841,277	$297,870	$3,301,217	$219,780	$577,967
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(7)  Formerly MassMutual RetireSMARTSM 2010 Fund. Change effective September 24, 2018

The accompanying notes are an integral part of these financial statements.

	MassMutual RetireSMARTSM by JPMorgan 2010 Fund Sub-Account (7)	MFS® Emerging Markets Debt Fund Sub-Account	Massachusetts Investors Growth Stock Fund Sub-Account	MFS High Income Fund Sub-Account	MFS International New Discovery Fund Sub-Account
Assets:
Investments:
Number of shares	4,748	21,072	111,777	269,746	11,550
Cost	$53,830	$310,023	$2,700,246	$939,749	$312,574
Market Value	$53,269	$288,469	$2,827,226	$855,096	$336,346
Due from Sponsor Company	—	—	164	229	—
Receivable from fund shares sold	7	6	—	—	88
Other assets	—	5	3	—	1
Total assets	53,276	288,480	2,827,393	855,325	336,435
Liabilities:
Due to Sponsor	26	34	—	—	101
Payable for fund shares purchased	—	—	182	230	—
Other liabilities	1	—	—	44	—
Total liabilities	27	34	182	274	101
Net assets:
For contract liabilities	$53,249	$288,446	$2,827,211	$855,051	$336,334
Deferred contracts in the accumulation period:
Units owned by participants #	4,934	20,418	118,290	59,840	11,121
Minimum unit fair value #*	$10.49352	$13.63232	$12.98205	$10.93741	$17.42281
Maximum unit fair value #*	$10.87058	$14.76190	$28.45234	$24.67160	$31.51909
Contract liablility	$53,249	$288,446	$2,827,211	$855,051	$336,334
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	MFS Mid Cap Growth Fund Sub-Account	MFS New Discovery Fund Sub-Account	MFS Research International Fund Sub-Account	MFS Total Return Fund Sub-Account	MFS Utilities Fund Sub-Account
Assets:
Investments:
Number of shares	37,305	122,474	195,275	165,883	195,256
Cost	$475,277	$3,003,699	$3,249,665	$2,865,128	$3,927,317
Market Value	$575,609	$2,622,177	$3,040,435	$2,851,521	$3,808,427
Due from Sponsor Company	6	—	—	889	—
Receivable from fund shares sold	—	1,485	53,233	—	3,049
Other assets	—	7	2	—	—
Total assets	575,615	2,623,669	3,093,670	2,852,410	3,811,476
Liabilities:
Due to Sponsor	—	1,528	53,233	—	3,069
Payable for fund shares purchased	19	—	—	902	—
Other liabilities	4	—	2	7	14
Total liabilities	23	1,528	53,235	909	3,083
Net assets:
For contract liabilities	$575,592	$2,622,141	$3,040,435	$2,851,501	$3,808,393
Deferred contracts in the accumulation period:
Units owned by participants #	32,111	150,129	313,135	174,713	231,261
Minimum unit fair value #*	$14.98906	$15.86875	$9.16985	$14.69842	$11.29554
Maximum unit fair value #*	$20.12431	$17.51335	$10.09441	$17.94473	$44.74252
Contract liablility	$575,592	$2,622,141	$3,040,435	$2,851,501	$3,808,393
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	MFS Value Fund Sub-Account	MFS Total Return Bond Fund Sub-Account	MFS Massachusetts Investors Trust Sub-Account	MFS International Growth Fund Sub-Account	MFS Core Equity Fund Sub-Account
Assets:
Investments:
Number of shares	269,329	238,402	34,966	3,992	83,718
Cost	$9,027,037	$2,494,482	$989,072	$111,382	$2,348,028
Market Value	$9,481,715	$2,457,925	$927,650	$117,193	$2,247,744
Due from Sponsor Company	3,610	2,692	—	—	1,684
Receivable from fund shares sold	—	—	58	22	—
Other assets	4	36	2	1	3
Total assets	9,485,329	2,460,653	927,710	117,216	2,249,431
Liabilities:
Due to Sponsor	—	—	79	27	—
Payable for fund shares purchased	3,613	2,715	—	—	1,719
Other liabilities	3	—	1	2	1
Total liabilities	3,616	2,715	80	29	1,720
Net assets:
For contract liabilities	$9,481,713	$2,457,938	$927,630	$117,187	$2,247,711
Deferred contracts in the accumulation period:
Units owned by participants #	541,185	159,894	24,420	7,594	152,573
Minimum unit fair value #*	$12.89438	$13.96145	$34.97257	$15.30994	$14.38777
Maximum unit fair value #*	$29.52893	$15.77099	$39.54027	$16.00232	$29.81182
Contract liablility	$9,481,713	$2,457,938	$927,630	$117,187	$2,247,711
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	MFS Government Securities Fund Sub-Account	MFS International Value Fund Sub-Account	MFS Technology Fund Sub-Account	MFS Core Equity Series Sub-Account	MFS Utilities Series Sub-Account
Assets:
Investments:
Number of shares	487,229	323,738	3,705	751	7,524
Cost	$4,851,039	$11,448,901	$79,827	$17,605	$214,822
Market Value	$4,662,782	$12,078,679	$131,390	$16,287	$221,063
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	25,201	51,090	19	—	—
Other assets	79	2	4	4	1
Total assets	4,688,062	12,129,771	131,413	16,291	221,064
Liabilities:
Due to Sponsor	25,205	51,114	26	6	7
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	2	3	—	—	1
Total liabilities	25,207	51,117	26	6	8
Net assets:
For contract liabilities	$4,662,855	$12,078,654	$131,387	$16,285	$221,056
Deferred contracts in the accumulation period:
Units owned by participants #	362,754	359,614	2,205	1,306	9,656
Minimum unit fair value #*	$9.57000	$29.81955	$56.84676	$12.46558	$22.89363
Maximum unit fair value #*	$13.23300	$37.31000	$61.19137	$12.46558	$23.60590
Contract liablility	$4,662,855	$12,078,654	$131,387	$16,285	$221,056
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	MFS Growth Fund Sub-Account	MFS High Yield Portfolio Sub-Account	BlackRock Global Allocation Fund, Inc. Sub-Account	BlackRock Advantage Large Cap Core Fund Sub-Account	BlackRock Advantage U.S. Total Market Fund Sub-Account
Assets:
Investments:
Number of shares	2,789	27,088	442,927	4,604	3,377
Cost	$228,048	$162,167	$8,573,495	$68,116	$85,918
Market Value	$245,015	$143,022	$7,662,636	$62,800	$77,950
Due from Sponsor Company	—	26	—	—	—
Receivable from fund shares sold	40	—	516,290	23	1
Other assets	2	—	—	—	3
Total assets	245,057	143,048	8,178,926	62,823	77,954
Liabilities:
Due to Sponsor	45	—	516,299	30	1
Payable for fund shares purchased	—	26	—	—	—
Other liabilities	—	2	—	3	—
Total liabilities	45	28	516,299	33	1
Net assets:
For contract liabilities	$245,012	$143,020	$7,662,627	$62,790	$77,953
Deferred contracts in the accumulation period:
Units owned by participants #	10,925	12,193	518,063	3,643	4,495
Minimum unit fair value #*	$21.96155	$11.73011	$13.49108	$15.29654	$17.33973
Maximum unit fair value #*	$22.97282	$11.73011	$17.33247	$18.84112	$17.33973
Contract liablility	$245,012	$143,020	$7,662,627	$62,790	$77,953
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	BlackRock Mid Cap Dividend Fund Sub-Account	BlackRock International Dividend Fund Sub-Account	BlackRock Mid Cap Growth Equity Portfolio Sub-Account	Victory Munder Mid-Cap Core Growth Fund Sub-Account	Neuberger Berman Sustainable Equity Fund Sub-Account (8)
Assets:
Investments:
Number of shares	83,166	24,273	12,994	148,362	45,158
Cost	$1,542,690	$714,995	$206,388	$4,332,705	$1,663,117
Market Value	$1,217,553	$578,415	$249,753	$3,005,289	$1,478,587
Due from Sponsor Company	—	880	190	369	1,283
Receivable from fund shares sold	1,033	—	—	—	—
Other assets	1	—	3	2	3
Total assets	1,218,587	579,295	249,946	3,005,660	1,479,873
Liabilities:
Due to Sponsor	1,041	—	—	—	—
Payable for fund shares purchased	—	893	219	381	1,309
Other liabilities	—	3	2	—	—
Total liabilities	1,041	896	221	381	1,309
Net assets:
For contract liabilities	$1,217,546	$578,399	$249,725	$3,005,279	$1,478,564
Deferred contracts in the accumulation period:
Units owned by participants #	66,982	48,108	11,714	127,477	59,773
Minimum unit fair value #*	$15.82202	$11.55968	$20.99563	$19.25000	$21.32871
Maximum unit fair value #*	$21.11383	$12.35291	$22.21122	$52.40254	$38.71508
Contract liablility	$1,217,546	$578,399	$249,725	$3,005,279	$1,478,564
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(8)  Formerly Neuberger Berman Socially Responsive Fund. Change effective May 1, 2018

The accompanying notes are an integral part of these financial statements.

	Nuveen NWQ International Value Fund Sub-Account	The Oakmark International Small Cap Fund Sub-Account	The Oakmark Equity and Income Fund Sub-Account	Oppenheimer Capital Appreciation Fund Sub-Account	Oppenheimer Global Fund Sub-Account
Assets:
Investments:
Number of shares	2,926	28,914	360,288	15,284	59,428
Cost	$69,305	$477,126	$10,596,025	$882,720	$4,628,910
Market Value	$61,748	$360,265	$9,684,507	$772,318	$4,392,314
Due from Sponsor Company	63	—	—	—	—
Receivable from fund shares sold	—	40	70	5,705	6,013
Other assets	4	—	—	3	1
Total assets	61,815	360,305	9,684,577	778,026	4,398,328
Liabilities:
Due to Sponsor	—	40	77	5,712	6,013
Payable for fund shares purchased	85	—	—	—	—
Other liabilities	—	1	2	—	4
Total liabilities	85	41	79	5,712	6,017
Net assets:
For contract liabilities	$61,730	$360,264	$9,684,498	$772,314	$4,392,311
Deferred contracts in the accumulation period:
Units owned by participants #	6,870	10,359	550,049	50,282	154,933
Minimum unit fair value #*	$8.80738	$34.77800	$11.33504	$13.81786	$14.35816
Maximum unit fair value #*	$9.34420	$34.77800	$17.61261	$21.60188	$144.62874
Contract liablility	$61,730	$360,264	$9,684,498	$772,314	$4,392,311
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	Oppenheimer Global Opportunities Fund Sub-Account	Oppenheimer International Growth Fund Sub-Account	Oppenheimer Main Street Fund Sub-Account	Oppenheimer Global Strategic Income Fund Sub-Account	Oppenheimer Main Street Mid Cap Fund Sub-Account
Assets:
Investments:
Number of shares	6,364	104,727	14,910	167,941	115,652
Cost	$401,973	$3,894,784	$718,255	$660,585	$2,971,321
Market Value	$324,183	$3,661,251	$590,898	$601,230	$2,400,943
Due from Sponsor Company	—	—	358	140	436
Receivable from fund shares sold	31	295	—	—	—
Other assets	4	1	2	—	—
Total assets	324,218	3,661,547	591,258	601,370	2,401,379
Liabilities:
Due to Sponsor	41	333	—	—	—
Payable for fund shares purchased	—	—	383	149	437
Other liabilities	—	1	—	15	4
Total liabilities	41	334	383	164	441
Net assets:
For contract liabilities	$324,177	$3,661,213	$590,875	$601,206	$2,400,938
Deferred contracts in the accumulation period:
Units owned by participants #	22,121	289,557	34,947	42,315	148,093
Minimum unit fair value #*	$14.49687	$10.93499	$15.89223	$13.54619	$14.81397
Maximum unit fair value #*	$14.80352	$34.96000	$17.64211	$14.63353	$19.69595
Contract liablility	$324,177	$3,661,213	$590,875	$601,206	$2,400,938
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Oppenheimer Developing Markets Fund Sub-Account	Oppenheimer Capital Income Fund Sub-Account	Oppenheimer International Bond Fund Sub-Account	Oppenheimer Mid Cap Value Fund Sub-Account	Oppenheimer Main Street All Cap Fund® Sub-Account
Assets:
Investments:
Number of shares	121,773	73	647,539	8,680	66,317
Cost	$4,477,962	$743	$3,857,153	$402,370	$1,096,066
Market Value	$4,625,798	$701	$3,470,808	$370,991	$982,155
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	259,514	1	486	—	116
Other assets	—	—	94	4	1
Total assets	4,885,312	702	3,471,388	370,995	982,272
Liabilities:
Due to Sponsor	259,527	12	494	11	120
Payable for fund shares purchased	—	—	—	1	—
Other liabilities	2	4	—	—	2
Total liabilities	259,529	16	494	12	122
Net assets:
For contract liabilities	$4,625,783	$686	$3,470,894	$370,983	$982,150
Deferred contracts in the accumulation period:
Units owned by participants #	182,484	68	246,274	24,068	59,818
Minimum unit fair value #*	$13.55247	$9.78497	$12.79292	$12.32058	$14.08880
Maximum unit fair value #*	$84.72347	$10.13172	$15.67602	$16.71357	$18.10949
Contract liablility	$4,625,783	$686	$3,470,894	$370,983	$982,150
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	Oppenheimer Gold & Special Minerals Fund Sub-Account	Oppenheimer Real Estate Fund Sub-Account	Oppenheimer Equity Income Fund Sub-Account	Oppenheimer International Diversified Fund Sub-Account	Oppenheimer Rising Dividends Fund Sub-Account
Assets:
Investments:
Number of shares	104,196	58,323	209	7,953	448
Cost	$1,816,299	$1,478,288	$6,325	$124,369	$8,611
Market Value	$1,493,130	$1,299,427	$5,528	$123,105	$7,461
Due from Sponsor Company	1,543	—	—	—	—
Receivable from fund shares sold	—	7,723	3	31	1
Other assets	2	3	2	1	1
Total assets	1,494,675	1,307,153	5,533	123,137	7,463
Liabilities:
Due to Sponsor	—	7,737	16	54	18
Payable for fund shares purchased	1,553	—	—	—	—
Other liabilities	3	2	1	3	—
Total liabilities	1,556	7,739	17	57	18
Net assets:
For contract liabilities	$1,493,119	$1,299,414	$5,516	$123,080	$7,445
Deferred contracts in the accumulation period:
Units owned by participants #	193,995	90,355	343	8,320	523
Minimum unit fair value #*	$5.55045	$13.02467	$15.72883	$14.56038	$14.23287
Maximum unit fair value #*	$9.82500	$15.06466	$16.57242	$15.34136	$14.57577
Contract liablility	$1,493,119	$1,299,414	$5,516	$123,080	$7,445
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(9)  Formerly Putnam VT Multi-Cap Growth Fund. Change effective May 1, 2018

The accompanying notes are an integral part of these financial statements.

	Putnam Global Equity Fund Sub-Account	Putnam VT High Yield Fund Sub-Account	Putnam VT International Growth Fund Sub-Account	Putnam VT Sustainable Leaders Fund Sub-Account (9)	Putnam VT Small Cap Value Fund Sub-Account
Assets:
Investments:
Number of shares	3,475	58,289	7,744	11,137	21,401
Cost	$50,679	$389,495	$155,986	$317,072	$276,071
Market Value	$58,686	$342,156	$135,984	$372,201	$189,614
Due from Sponsor Company	25	—	42	—	25
Receivable from fund shares sold	—	—	—	—	—
Other assets	1	—	—	—	3
Total assets	58,712	342,156	136,026	372,201	189,642
Liabilities:
Due to Sponsor	—	—	—	—	—
Payable for fund shares purchased	25	—	42	—	25
Other liabilities	5	1	3	—	—
Total liabilities	30	1	45	—	25
Net assets:
For contract liabilities	$58,682	$342,155	$135,981	$372,201	$189,617
Deferred contracts in the accumulation period:
Units owned by participants #	3,969	18,949	11,239	14,436	7,873
Minimum unit fair value #*	$14.78674	$18.05637	$12.09867	$25.75311	$14.91227
Maximum unit fair value #*	$14.78674	$18.05637	$12.09867	$27.02903	$21.86999
Contract liablility	$58,682	$342,155	$135,979	$372,199	$118,655
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	4,759.00
Minimum unit fair value #*	—	—	—	—	$14.91112
Maximum unit fair value #*	—	—	—	—	$14.91112
Contract liablility	—	—	—	—	$70,962

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	Pioneer Disciplined Value Fund Sub-Account	Pioneer Equity Income Fund Sub-Account	Pioneer Fundamental Growth Fund Sub-Account	AllianzGI NFJ International Value Fund Sub-Account	AllianzGI NFJ Small-Cap Value Fund Sub-Account
Assets:
Investments:
Number of shares	9,907	1,998	2,211	544	77,058
Cost	$159,779	$69,624	$47,394	$10,377	$1,666,799
Market Value	$116,402	$60,701	$46,794	$8,880	$977,090
Due from Sponsor Company	—	—	—	—	159
Receivable from fund shares sold	19	8	4	6	—
Other assets	3	—	1	2	2
Total assets	116,424	60,709	46,799	8,888	977,251
Liabilities:
Due to Sponsor	32	8	40	26	—
Payable for fund shares purchased	—	—	—	—	171
Other liabilities	2	—	—	—	1
Total liabilities	34	8	40	26	172
Net assets:
For contract liabilities	$116,390	$60,701	$46,759	$8,862	$977,079
Deferred contracts in the accumulation period:
Units owned by participants #	6,582	1,794	2,542	1,032	62,359
Minimum unit fair value #*	$17.20281	$33.83035	$18.09025	$8.45308	$14.78238
Maximum unit fair value #*	$18.38284	$33.83035	$18.74794	$8.72406	$16.27196
Contract liablility	$116,390	$60,701	$46,759	$8,862	$977,079
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
The accompanying notes are an integral part of these financial statements.

	AllianzGI NFJ Dividend Value Fund Sub-Account	AMG Managers Cadence Mid Cap Fund Sub-Account	PIMCO Emerging Markets Bond Fund Sub-Account	Pioneer Fund Sub-Account	Pioneer High Yield Fund Sub-Account
Assets:
Investments:
Number of shares	437,909	1,659	47,330	29,911	114,650
Cost	$6,240,521	$44,096	$502,068	$942,386	$1,108,363
Market Value	$4,690,006	$36,753	$461,468	$740,600	$1,029,556
Due from Sponsor Company	—	—	56	261	539
Receivable from fund shares sold	131,264	21	—	—	—
Other assets	4	4	5	2	—
Total assets	4,821,274	36,778	461,529	740,863	1,030,095
Liabilities:
Due to Sponsor	131,264	45	—	—	—
Payable for fund shares purchased	—	—	63	272	554
Other liabilities	—	—	1	—	2,115
Total liabilities	131,264	45	64	272	2,669
Net assets:
For contract liabilities	$4,690,010	$36,733	$461,465	$740,591	$1,027,426
Deferred contracts in the accumulation period:
Units owned by participants #	330,326	2,326	28,387	39,014	59,900
Minimum unit fair value #*	$13.55565	$15.45319	$15.25999	$16.21007	$15.12728
Maximum unit fair value #*	$14.92169	$19.35548	$18.12725	$20.71694	$18.72976
Contract liablility	$4,690,010	$36,733	$461,465	$740,591	$1,027,426
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	Pioneer Strategic Income Fund Sub-Account	Pioneer Mid Cap Value Fund Sub-Account	Pioneer Select Mid Cap Growth Fund Sub-Account	PIMCO Total Return ESG Fund Sub-Account	Putnam Equity Income Fund Sub-Account
Assets:
Investments:
Number of shares	488,259	45,468	18,578	16,888	37,242
Cost	$5,226,847	$1,068,862	$697,692	$158,285	$823,980
Market Value	$5,024,189	$832,063	$638,147	$149,123	$788,031
Due from Sponsor Company	—	—	—	252	276
Receivable from fund shares sold	25,233	1,118	38	—	—
Other assets	23	3	2	4	1
Total assets	5,049,445	833,184	638,187	149,379	788,308
Liabilities:
Due to Sponsor	25,255	1,154	65	—	—
Payable for fund shares purchased	—	—	—	267	297
Other liabilities	1	—	1	—	1
Total liabilities	25,256	1,154	66	267	298
Net assets:
For contract liabilities	$5,024,189	$832,030	$638,121	$149,112	$788,010
Deferred contracts in the accumulation period:
Units owned by participants #	290,439	60,711	25,865	13,552	41,080
Minimum unit fair value #*	$10.29000	$12.47859	$24.11452	$10.74064	$17.56262
Maximum unit fair value #*	$17.87987	$16.55967	$26.23925	$11.12137	$23.29324
Contract liablility	$5,024,189	$832,030	$638,121	$149,112	$788,010
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(10)  Formerly Putnam Multi-Cap Growth Fund. Change effective March 21, 2018

The accompanying notes are an integral part of these financial statements.

	Putnam High Yield Fund Sub-Account	Putnam International Equity Fund Sub-Account	Putnam Sustainable Leaders Fund Sub-Account (10)	Putnam International Capital Opportunities Fund Sub-Account	Putnam Small Cap Growth Fund Sub-Account
Assets:
Investments:
Number of shares	213,921	15,071	11	5,790	2,919
Cost	$1,261,497	$311,211	$780	$214,829	$87,970
Market Value	$1,161,590	$298,398	$793	$185,327	$105,828
Due from Sponsor Company	432	—	—	125	—
Receivable from fund shares sold	—	33	—	—	14
Other assets	2	1	2	1	6
Total assets	1,162,024	298,432	795	185,453	105,848
Liabilities:
Due to Sponsor	—	39	18	—	36
Payable for fund shares purchased	451	—	—	134	—
Other liabilities	2	2	3	1	3
Total liabilities	453	41	21	135	39
Net assets:
For contract liabilities	$1,161,571	$298,391	$774	$185,318	$105,809
Deferred contracts in the accumulation period:
Units owned by participants #	66,381	17,019	38	19,383	5,511
Minimum unit fair value #*	$16.31661	$8.34060	$20.47827	$9.12792	$16.06842
Maximum unit fair value #*	$19.06121	$17.53302	$23.91274	$10.55388	$20.33912
Contract liablility	$1,161,571	$298,391	$774	$185,318	$105,809
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	Royce Total Return Fund Sub-Account	Royce Smaller-Companies Growth Fund Sub-Account	Royce Small-Cap Value Fund Sub-Account	Columbia Large Cap Value Fund Sub-Account (11)	Columbia Small/Mid Cap Value Fund Sub-Account
Assets:
Investments:
Number of shares	66,371	78,822	21,682	9,924	33,417
Cost	$859,149	$836,832	$217,698	$124,702	$315,693
Market Value	$661,720	$527,321	$180,610	$114,918	$260,649
Due from Sponsor Company	633	—	—	—	555
Receivable from fund shares sold	—	43	32	20	—
Other assets	6	5	3	1	4
Total assets	662,359	527,369	180,645	114,939	261,208
Liabilities:
Due to Sponsor	—	62	39	32	—
Payable for fund shares purchased	642	—	—	—	578
Other liabilities	—	—	1	—	7
Total liabilities	642	62	40	32	585
Net assets:
For contract liabilities	$661,717	$527,307	$180,605	$114,907	$260,623
Deferred contracts in the accumulation period:
Units owned by participants #	75,024	25,179	19,748	7,642	19,300
Minimum unit fair value #*	$8.78648	$6.69000	$9.13578	$14.12822	$13.18165
Maximum unit fair value #*	$8.84392	$22.92531	$9.18549	$15.41777	$14.38484
Contract liablility	$661,717	$527,307	$180,605	$114,907	$260,623
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(11)  Formerly Columbia Diversified Equity Income Fund. Change effective February 28, 2018

(12)  Formerly Deutsche Real Estate Securities Fund. Change effective July 2, 2018

The accompanying notes are an integral part of these financial statements.

	RidgeWorth Ceredex Small Cap Value Equity Fund Sub-Account	RidgeWorth Ceredex Mid-Cap Value Equity Fund Sub-Account	RidgeWorth Seix Total Return Bond Fund Sub-Account	RidgeWorth Ceredex Large Cap Value Equity Fund Sub-Account	DWS Real Estate Securities Fund Sub-Account (12)
Assets:
Investments:
Number of shares	118,862	104,286	12,806	10,314	834
Cost	$1,400,465	$1,319,287	$141,754	$149,088	$17,330
Market Value	$1,004,388	$1,054,328	$134,714	$115,620	$15,772
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	159	113	13	2	—
Other assets	7	4	3	—	1
Total assets	1,004,554	1,054,445	134,730	115,622	15,773
Liabilities:
Due to Sponsor	163	126	41	12	3
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	—	2	2	4	1
Total liabilities	163	128	43	16	4
Net assets:
For contract liabilities	$1,004,391	$1,054,317	$134,687	$115,606	$15,769
Deferred contracts in the accumulation period:
Units owned by participants #	27,317	25,817	11,184	6,520	869
Minimum unit fair value #*	$35.32096	$39.14762	$11.52579	$16.72214	$18.14263
Maximum unit fair value #*	$38.02095	$42.14016	$12.70362	$17.74120	$18.14263
Contract liablility	$1,004,391	$1,054,317	$134,687	$115,606	$15,769
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	DWS Equity Dividend Fund Sub-Account (13)	DWS Capital Growth Fund Sub-Account (14)	DWS Enhanced Emerging Markets Fixed Income Sub-Account (15)	SSgA S&P 500 Index Fund Sub-Account	DWS Core Equity VIP Sub-Account (16)
Assets:
Investments:
Number of shares	3,354	88	2,667	55,327	6,309
Cost	$151,355	$6,962	$25,086	$1,745,933	$69,508
Market Value	$166,513	$5,734	$23,012	$1,754,404	$62,022
Due from Sponsor Company	—	—	115	—	—
Receivable from fund shares sold	9	2	—	8	—
Other assets	2	2	—	—	—
Total assets	166,524	5,738	23,127	1,754,412	62,022
Liabilities:
Due to Sponsor	36	10	—	8	—
Payable for fund shares purchased	—	—	126	—	—
Other liabilities	1	2	1	2	—
Total liabilities	37	12	127	10	—
Net assets:
For contract liabilities	$166,487	$5,726	$23,000	$1,754,402	$62,022
Deferred contracts in the accumulation period:
Units owned by participants #	11,754	164	1,541	71,150	2,805
Minimum unit fair value #*	$12.08147	$34.87332	$14.66981	$22.44320	$22.11151
Maximum unit fair value #*	$15.49441	$35.56507	$15.79142	$31.71000	$22.11151
Contract liablility	$166,487	$5,726	$23,000	$1,754,402	$62,022
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(13)  Formerly Deutsche Equity Dividend Fund. Change effective July 2, 2018

(14)  Formerly Deutsche Capital Growth Fund. Change effective July 2, 2018

(15)  Formerly Deutsche Enhanced Emerging Markets Fixed Income. Change effective July 2, 2018

(16)  Formerly Deutsche Core Equity VIP. Change effective July 2, 2018

(17)  Formerly Deutsche Global Growth Fund. Change effective July 2, 2018

(18)  Funded as of December 24, 2018

The accompanying notes are an integral part of these financial statements.

	DWS Global Growth Fund Sub-Account (17)	Select Overseas Fund Sub-Account	MassMutual Select Total Return Bond Fund Sub-Account	MassMutual Blue Chip Growth Fund Sub-Account (18)	Select T. Rowe Price/ Frontier MC Gr II Fund Sub-Account
Assets:
Investments:
Number of shares	4,130	1,863	26,319	562	7,372
Cost	$122,463	$16,168	$266,744	$9,300	$120,468
Market Value	$119,225	$13,006	$250,561	$9,951	$118,167
Due from Sponsor Company	—	—	33	—	—
Receivable from fund shares sold	25	1	—	10,007	20,758
Other assets	3	1	—	—	—
Total assets	119,253	13,008	250,594	19,958	138,925
Liabilities:
Due to Sponsor	45	9	—	10,009	20,763
Payable for fund shares purchased	—	—	33	—	—
Other liabilities	—	—	—	1	1
Total liabilities	45	9	33	10,010	20,764
Net assets:
For contract liabilities	$119,208	$12,999	$250,561	$9,948	$118,161
Deferred contracts in the accumulation period:
Units owned by participants #	10,527	1,403	24,142	595	8,210
Minimum unit fair value #*	$9.07551	$9.18757	$9.52000	$16.72076	$14.09491
Maximum unit fair value #*	$12.81218	$9.27307	$10.41394	$16.72076	$14.42498
Contract liablility	$119,208	$12,999	$250,561	$9,948	$118,161
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	Select Western Strategic Bond Fund Sub-Account	ClearBridge Appreciation Fund Sub-Account	ClearBridge Aggressive Growth Fund Sub-Account	ClearBridge All Cap Value Fund Sub-Account	ClearBridge Mid Cap Fund Sub-Account
Assets:
Investments:
Number of shares	21,608	23,354	171	2,768	32,452
Cost	$222,585	$515,403	$30,690	$41,093	$996,061
Market Value	$213,485	$507,259	$27,395	$30,555	$907,026
Due from Sponsor Company	565	—	—	—	179
Receivable from fund shares sold	—	5	—	4	—
Other assets	2	2	3	4	4
Total assets	214,052	507,266	27,398	30,563	907,209
Liabilities:
Due to Sponsor	—	21	39	12	—
Payable for fund shares purchased	567	—	21	—	195
Other liabilities	1	2	1	—	2
Total liabilities	568	23	61	12	197
Net assets:
For contract liabilities	$213,484	$507,243	$27,337	$30,551	$907,012
Deferred contracts in the accumulation period:
Units owned by participants #	21,075	25,688	1,468	1,981	25,788
Minimum unit fair value #*	$9.88000	$18.94573	$17.01369	$14.12663	$32.72760
Maximum unit fair value #*	$10.54096	$20.33913	$19.52780	$15.78269	$35.75214
Contract liablility	$213,484	$507,243	$27,337	$30,551	$907,012
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	ClearBridge Small Cap Growth Fund Sub-Account	Thornburg International Value Fund Sub-Account	Thornburg Value Fund Sub-Account	Thornburg Core Growth Fund Sub-Account	Timothy Plan Large/Mid Cap Value Fund Sub-Account
Assets:
Investments:
Number of shares	27,892	138,361	24,179	21,348	11,297
Cost	$783,838	$3,429,159	$1,115,542	$561,605	$201,097
Market Value	$833,368	$2,662,336	$1,470,066	$703,631	$178,161
Due from Sponsor Company	448	1,687	152	—	—
Receivable from fund shares sold	—	—	—	1,873	12
Other assets	9	3	3	5	3
Total assets	833,825	2,664,026	1,470,221	705,509	178,176
Liabilities:
Due to Sponsor	—	—	—	1,903	40
Payable for fund shares purchased	499	1,703	196	—	—
Other liabilities	—	—	—	—	2
Total liabilities	499	1,703	196	1,903	42
Net assets:
For contract liabilities	$833,326	$2,662,323	$1,470,025	$703,606	$178,134
Deferred contracts in the accumulation period:
Units owned by participants #	35,371	192,663	57,440	35,787	8,434
Minimum unit fair value #*	$19.71215	$8.98983	$14.55776	$14.80038	$20.49343
Maximum unit fair value #*	$27.69188	$20.92635	$36.57169	$38.05313	$22.88888
Contract liablility	$833,326	$2,662,323	$1,470,025	$703,606	$178,134
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	T. Rowe Price Growth Stock Fund, Inc. Sub-Account	T. Rowe Price Equity Income Fund Sub-Account	T. Rowe Price Retirement 2010 Fund Sub-Account	T. Rowe Price Retirement 2020 Fund Sub-Account	T. Rowe Price Retirement 2030 Fund Sub-Account
Assets:
Investments:
Number of shares	114,461	45,056	62,621	575,498	590,150
Cost	$6,275,646	$1,370,013	$1,081,183	$11,604,513	$13,530,228
Market Value	$6,155,701	$1,224,626	$1,006,325	$11,061,078	$12,947,895
Due from Sponsor Company	—	87	318	6,430	5,977
Receivable from fund shares sold	96,100	—	—	—	—
Other assets	3	2	—	3	1
Total assets	6,251,804	1,224,715	1,006,643	11,067,511	12,953,873
Liabilities:
Due to Sponsor	96,109	—	—	—	—
Payable for fund shares purchased	—	110	338	6,430	5,993
Other liabilities	1	—	4	2	—
Total liabilities	96,110	110	342	6,432	5,993
Net assets:
For contract liabilities	$6,155,694	$1,224,605	$1,006,301	$11,061,079	$12,947,880
Deferred contracts in the accumulation period:
Units owned by participants #	266,819	83,530	69,065	709,408	789,352
Minimum unit fair value #*	$21.67838	$13.86765	$13.64026	$14.68658	$15.42773
Maximum unit fair value #*	$53.78000	$17.22710	$15.58608	$16.78145	$17.62841
Contract liablility	$6,155,694	$1,224,605	$1,006,301	$11,061,079	$12,947,880
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	T. Rowe Price Retirement 2040 Fund Sub-Account	T. Rowe Price Retirement 2050 Fund Sub-Account	T. Rowe Price Retirement Balanced Fund Sub-Account	UBS Global Allocation Fund Sub-Account	UBS US Allocation Fund Sub-Account
Assets:
Investments:
Number of shares	320,152	255,783	57,884	361	243
Cost	$7,675,759	$3,429,587	$867,575	$4,010	$11,594
Market Value	$7,264,239	$3,320,058	$805,167	$4,058	$9,767
Due from Sponsor Company	4,008	—	—	—	—
Receivable from fund shares sold	—	2,132	190	1	—
Other assets	4	—	—	—	2
Total assets	7,268,251	3,322,190	805,357	4,059	9,769
Liabilities:
Due to Sponsor	—	2,148	219	11	12
Payable for fund shares purchased	4,020	—	—	—	—
Other liabilities	—	2	16	1	—
Total liabilities	4,020	2,150	235	12	12
Net assets:
For contract liabilities	$7,264,231	$3,320,040	$805,122	$4,047	$9,757
Deferred contracts in the accumulation period:
Units owned by participants #	430,921	198,308	58,198	340	580
Minimum unit fair value #*	$15.90138	$15.90724	$13.10893	$11.04902	$16.00140
Maximum unit fair value #*	$18.16964	$18.17630	$14.97896	$12.80438	$16.82528
Contract liablility	$7,264,231	$3,320,040	$805,122	$4,047	$9,757
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	Vanguard Small-Cap Index Fund Sub-Account	Vanguard Mid-Cap Index Fund Sub-Account	Vanguard Total Bond Market Index Fund Sub-Account	Vanguard Total Stock Market Index Fund Sub-Account	Victory Diversified Stock Fund Sub-Account
Assets:
Investments:
Number of shares	52,156	12,187	103,274	35,205	41,717
Cost	$2,841,806	$1,826,352	$1,118,787	$1,810,496	$760,288
Market Value	$3,297,845	$2,084,477	$1,079,218	$2,185,873	$605,319
Due from Sponsor Company	19	—	—	21	107
Receivable from fund shares sold	—	19	366	—	—
Other assets	1	3	110	—	3
Total assets	3,297,865	2,084,499	1,079,694	2,185,894	605,429
Liabilities:
Due to Sponsor	—	19	366	—	—
Payable for fund shares purchased	19	—	—	21	144
Other liabilities	1	—	—	1	1
Total liabilities	20	19	366	22	145
Net assets:
For contract liabilities	$3,297,845	$2,084,480	$1,079,328	$2,185,872	$605,284
Deferred contracts in the accumulation period:
Units owned by participants #	267,809	168,540	99,020	162,879	29,282
Minimum unit fair value #*	$12.31417	$12.36785	$10.90008	$13.42025	$14.51000
Maximum unit fair value #*	$12.31417	$12.36785	$10.90008	$13.42025	$23.10071
Contract liablility	$3,297,845	$2,084,480	$1,079,328	$2,185,872	$605,284
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Victory Special Value Fund Sub-Account	Victory Sycamore Small Company Opportunity Fund Sub-Account	Victory Sycamore Established Value Fund Sub-Account	Invesco Small Cap Discovery Fund Sub-Account	Invesco Comstock Fund Sub-Account
Assets:
Investments:
Number of shares	48,869	110,587	272,723	189,570	218,686
Cost	$997,189	$4,413,265	$9,891,212	$1,860,403	$4,853,181
Market Value	$1,041,408	$4,145,914	$9,013,504	$1,461,584	$4,706,113
Due from Sponsor Company	—	—	998	—	1,679
Receivable from fund shares sold	188	17,536	—	3,588	—
Other assets	6	2	5	6	2
Total assets	1,041,602	4,163,452	9,014,507	1,465,178	4,707,794
Liabilities:
Due to Sponsor	204	17,537	—	3,609	—
Payable for fund shares purchased	—	—	1,013	—	1,682
Other liabilities	1	—	1	—	—
Total liabilities	205	17,537	1,014	3,609	1,682
Net assets:
For contract liabilities	$1,041,397	$4,145,915	$9,013,493	$1,461,569	$4,706,112
Deferred contracts in the accumulation period:
Units owned by participants #	65,616	178,923	204,705	76,661	222,271
Minimum unit fair value #*	$11.75528	$21.35671	$33.05000	$17.60192	$15.18025
Maximum unit fair value #*	$19.13877	$37.49000	$44.27914	$21.61460	$26.20332
Contract liablility	$1,041,397	$4,145,915	$9,013,493	$1,461,569	$4,706,112
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	Invesco Equity and Income Fund Sub-Account	Invesco Growth and Income Fund Sub-Account	Invesco Mid Cap Growth Fund Sub-Account	Invesco Quality Income Fund Sub-Account	Invesco Small Cap Value Fund Sub-Account
Assets:
Investments:
Number of shares	1,451,018	99,991	35,288	65	71,325
Cost	$14,468,962	$2,431,922	$1,269,322	$790	$1,211,441
Market Value	$13,233,282	$2,047,819	$1,104,522	$744	$793,847
Due from Sponsor Company	2,785	—	23	—	159
Receivable from fund shares sold	—	78,748	—	1	—
Other assets	—	—	—	2	10
Total assets	13,236,067	2,126,567	1,104,545	747	794,016
Liabilities:
Due to Sponsor	—	78,748	—	13	—
Payable for fund shares purchased	2,789	—	23	—	197
Other liabilities	1	—	—	—	—
Total liabilities	2,790	78,748	23	13	197
Net assets:
For contract liabilities	$13,233,277	$2,047,819	$1,104,522	$734	$793,819
Deferred contracts in the accumulation period:
Units owned by participants #	655,677	121,598	54,588	57	22,125
Minimum unit fair value #*	$9.12000	$14.97570	$17.86592	$12.67164	$34.18419
Maximum unit fair value #*	$28.06583	$19.37208	$22.73928	$13.38284	$38.64955
Contract liablility	$13,233,277	$2,047,819	$1,104,522	$734	$793,819
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Invesco American Value Fund Sub-Account	Invesco Value Opportunities Fund Sub-Account	Invesco Diversified Dividend Fund Sub-Account	Invesco American Franchise Fund Sub-Account	Invesco Global Core Equity Fund Sub-Account
Assets:
Investments:
Number of shares	3,019	45,192	22,535	38,835	3,825
Cost	$111,388	$509,066	$409,008	$694,464	$55,699
Market Value	$86,340	$462,770	$393,462	$669,510	$48,691
Due from Sponsor Company	—	—	—	—	53
Receivable from fund shares sold	1,322	61	5,187	8,410	—
Other assets	5	—	—	5	1
Total assets	87,667	462,831	398,649	677,925	48,745
Liabilities:
Due to Sponsor	1,338	77	5,195	8,441	—
Payable for fund shares purchased	—	—	—	—	72
Other liabilities	—	—	6	—	5
Total liabilities	1,338	77	5,201	8,441	77
Net assets:
For contract liabilities	$86,329	$462,754	$393,448	$669,484	$48,668
Deferred contracts in the accumulation period:
Units owned by participants #	2,468	31,223	26,575	34,868	4,047
Minimum unit fair value #*	$34.37107	$13.83802	$12.34004	$18.16207	$11.72775
Maximum unit fair value #*	$37.54746	$14.83305	$18.11952	$19.77042	$12.76669
Contract liablility	$86,329	$462,754	$393,448	$669,484	$48,668
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	Vanguard 500 Index Fund Sub-Account	Wells Fargo International Equity Fund Sub-Account	Wells Fargo Core Bond Fund Sub-Account	Columbia Seligman Communications and Information Fund Sub-Account	Columbia Seligman Global Technology Fund Sub-Account
Assets:
Investments:
Number of shares	19,377	7,767	6,342	7,928	10,895
Cost	$3,626,731	$92,315	$83,184	$527,621	$342,845
Market Value	$4,484,723	$83,108	$81,366	$462,220	$347,871
Due from Sponsor Company	123	—	—	352	—
Receivable from fund shares sold	—	—	34	—	40
Other assets	2	4	9	4	7
Total assets	4,484,848	83,112	81,409	462,576	347,918
Liabilities:
Due to Sponsor	—	37	65	—	51
Payable for fund shares purchased	123	—	—	382	—
Other liabilities	1	1	3	—	—
Total liabilities	124	38	68	382	51
Net assets:
For contract liabilities	$4,484,724	$83,074	$81,341	$462,194	$347,867
Deferred contracts in the accumulation period:
Units owned by participants #	328,297	8,779	6,983	14,872	12,540
Minimum unit fair value #*	$13.66058	$9.16355	$11.38469	$27.16193	$26.14757
Maximum unit fair value #*	$13.66058	$12.31960	$12.13472	$37.28459	$29.03561
Contract liablility	$4,484,724	$83,074	$81,341	$462,194	$347,867
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(19)  Formerly Columbia Select Smaller-Cap Value Fund. Change effective October 1, 2018
The accompanying notes are an integral part of these financial statements.

	Columbia Select Small Cap Value Fund Sub-Account (19)	TIAA-CREF Large Cap Value Index Fund Sub-Account	TIAA-CREF Large Cap Growth Fund Sub-Account	TIAA-CREF Bond Index Fund Sub-Account	TIAA-CREF Equity Index Fund Sub-Account
Assets:
Investments:
Number of shares	1,801	132,230	96,516	22,956	168,844
Cost	$36,879	$2,409,984	$2,398,627	$250,714	$2,996,554
Market Value	$30,795	$2,316,670	$2,659,004	$241,729	$3,120,235
Due from Sponsor Company	—	83	31	—	1,189
Receivable from fund shares sold	3	—	—	6	—
Other assets	1	3	4	9	—
Total assets	30,799	2,316,756	2,659,039	241,744	3,121,424
Liabilities:
Due to Sponsor	11	—	—	19	—
Payable for fund shares purchased	—	88	40	—	1,202
Other liabilities	2	1	2	—	2
Total liabilities	13	89	42	19	1,204
Net assets:
For contract liabilities	$30,786	$2,316,667	$2,658,997	$241,725	$3,120,220
Deferred contracts in the accumulation period:
Units owned by participants #	2,770	118,942	112,286	22,509	146,888
Minimum unit fair value #*	$11.04955	$17.98682	$21.98130	$10.30418	$19.79611
Maximum unit fair value #*	$11.12644	$19.62306	$23.98070	$10.85693	$21.59686
Contract liablility	$30,786	$2,316,667	$2,658,997	$241,725	$3,120,220
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	MM MSCI EAFE® International Index Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2015 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2020 Fund Sub-Account (21)	MassMutual RetireSMARTSM by JPMorgan 2025 Fund Sub-Account (22)	MassMutual RetireSMARTSM by JPMorgan 2030 Fund Sub-Account (23)
Assets:
Investments:
Number of shares	29,746	36,083	30,693	80,276	133,453
Cost	$368,348	$409,242	$368,362	$951,930	$1,618,592
Market Value	$321,257	$374,907	$335,480	$867,789	$1,431,948
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	—	28,828	533,969	326,159	170,169
Other assets	2	2	—	—	3
Total assets	321,259	403,737	869,449	1,193,948	1,602,120
Liabilities:
Due to Sponsor	10	28,860	533,987	326,164	170,173
Payable for fund shares purchased	28	—	—	—	—
Other liabilities	—	2	4	5	4
Total liabilities	38	28,862	533,991	326,169	170,177
Net assets:
For contract liabilities	$321,221	$374,875	$335,458	$867,779	$1,431,943
Deferred contracts in the accumulation period:
Units owned by participants #	33,674	33,491	30,454	76,907	126,658
Minimum unit fair value #*	$9.23091	$10.64592	$10.83566	$11.01933	$11.07986
Maximum unit fair value #*	$9.78106	$11.29108	$11.22500	$11.68712	$11.47798
Contract liablility	$321,221	$374,875	$335,458	$867,779	$1,431,943
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(21)  Formerly MassMutual RetireSMARTSM 2020 Fund. Change effective September 24, 2018

(22)  Formerly MassMutual RetireSMARTSM 2025 Fund. Change effective September 24, 2018

(23)  Formerly MassMutual RetireSMARTSM 2030 Fund. Change effective September 24, 2018

(24)  Formerly MassMutual RetireSMARTSM 2035 Fund. Change effective September 24, 2018

(25)  Formerly MassMutual RetireSMARTSM 2040 Fund. Change effective September 24, 2018

(26)  Formerly MassMutual RetireSMARTSM 2045 Fund. Change effective September 24, 2018

(27)  Formerly MassMutual RetireSMARTSM 2050 Fund. Change effective September 24, 2018

(28)  Formerly MassMutual RetireSMARTSM In Retirement Fund. Change effective September 24, 2018

The accompanying notes are an integral part of these financial statements.

	MassMutual RetireSMARTSM by JPMorgan 2035 Fund Sub-Account (24)	MassMutual RetireSMARTSM by JPMorgan 2040 Fund Sub-Account (25)	MassMutual RetireSMARTSM by JPMorgan 2045 Fund Sub-Account (26)	MassMutual RetireSMARTSM by JPMorgan 2050 Fund Sub-Account (27)	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund Sub-Account (28)
Assets:
Investments:
Number of shares	88,553	98,146	53,685	57,213	2,138
Cost	$1,126,554	$1,145,709	$660,821	$514,876	$23,294
Market Value	$972,309	$1,015,811	$579,263	$428,522	$22,345
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	346,215	148,558	223,668	86,101	8,432
Other assets	—	—	3	4	—
Total assets	1,318,524	1,164,369	802,934	514,627	30,777
Liabilities:
Due to Sponsor	346,241	148,569	223,695	86,115	8,462
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	3	2	—	1	8
Total liabilities	346,244	148,571	223,695	86,116	8,470
Net assets:
For contract liabilities	$972,280	$1,015,798	$579,239	$428,511	$22,307
Deferred contracts in the accumulation period:
Units owned by participants #	85,629	89,889	51,189	37,808	2,072
Minimum unit fair value #*	$11.09331	$11.05452	$11.06895	$11.21716	$10.26455
Maximum unit fair value #*	$11.76557	$11.45172	$11.73975	$11.62023	$10.88659
Contract liablility	$972,280	$1,015,798	$579,239	$428,511	$22,307
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	MassMutual RetireSMARTSM by JPMorgan 2055 Fund Sub-Account (29)	American Century Heritage Fund Sub-Account (20)	ClearBridge Small Cap Value Fund Sub-Account	Oak Ridge Small Cap Growth Fund Sub-Account	Oppenheimer Corporate Bond Fund Sub-Account
Assets:
Investments:
Number of shares	14,245	45,831	113	41,252	148
Cost	$156,300	$934,474	$2,256	$815,894	$1,541
Market Value	$130,766	$706,250	$1,551	$503,684	$1,501
Due from Sponsor Company	—	101	—	227	—
Receivable from fund shares sold	93,707	—	1	—	6
Other assets	2	12	2	3	—
Total assets	224,475	706,363	1,554	503,914	1,507
Liabilities:
Due to Sponsor	93,732	—	21	—	15
Payable for fund shares purchased	—	116	—	250	—
Other liabilities	1	—	1	—	2
Total liabilities	93,733	116	22	250	17
Net assets:
For contract liabilities	$130,742	$706,247	$1,532	$503,664	$1,490
Deferred contracts in the accumulation period:
Units owned by participants #	11,450	54,740	109	44,287	147
Minimum unit fair value #*	$11.24505	$12.49273	$12.63924	$11.03850	$10.14350
Maximum unit fair value #*	$11.64911	$15.41000	$15.04999	$11.55196	$10.14350
Contract liablility	$130,742	$706,247	$1,532	$503,664	$1,490
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(20)  Formerly MassMutual RetireSMARTSM 2015 Fund. Change effective Sepember 24, 2018

(29)  Formerly MassMutual RetireSMARTSM 2055. Change effective September 24, 2018

(30)  Funded as of April 6, 2018

(31)  Funded as of August 29, 2018

(32)  Funded as of January 16, 2018

The accompanying notes are an integral part of these financial statements.

	MassMutual Premier Strategic Emerging Markets Fund Sub-Account (30)	MassMutual Premier Small Cap Opportunities Fund Sub-Account	MassMutual Select Small Cap Growth Equity Fund Sub-Account (31)	Fidelity VIP Freedom 2035 Portfolio Sub-Account (32)	Fidelity VIP Freedom 2040 Portfolio Sub-Account
Assets:
Investments:
Number of shares	562	16,309	44	369	0
Cost	$7,602	$238,060	$534	$8,645	$8
Market Value	$6,500	$184,778	$412	$7,352	$7
Due from Sponsor Company	—	158	—	—	—
Receivable from fund shares sold	—	—	—	—	—
Other assets	1	2	—	2	1
Total assets	6,501	184,938	412	7,354	8
Liabilities:
Due to Sponsor	3	—	—	1	8
Payable for fund shares purchased	—	178	—	—	—
Other liabilities	—	1	—	—	—
Total liabilities	3	179	—	1	8
Net assets:
For contract liabilities	$6,498	$184,759	$412	$7,353	$—
Deferred contracts in the accumulation period:
Units owned by participants #	538	15,535	44	649	—
Minimum unit fair value #*	$12.07212	$11.33000	$9.36000	$11.31863	$11.26829
Maximum unit fair value #*	$12.07212	$12.23483	$9.36000	$11.31863	$11.26829
Contract liablility	$6,498	$184,759	$412	$7,353	$—
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	Fidelity VIP Freedom 2050 Portfolio Sub-Account	Ivy Small Cap Growth Fund Sub-Account	T. Rowe Price Retirement 2060 Fund Sub-Account (33)	MSIF Global Opportunity Portfolio Sub-Account	JPMorgan U.S. Government Money Market Fund Sub-Account
Assets:
Investments:
Number of shares	22	53,497	313	4,230	1,057,959
Cost	$353	$1,216,029	$3,671	$87,766	$1,057,959
Market Value	$371	$997,193	$3,278	$88,036	$1,057,959
Due from Sponsor Company	—	—	—	128	—
Receivable from fund shares sold	—	3,703	20	—	306
Other assets	—	4	1	3	62
Total assets	371	1,000,900	3,299	88,167	1,058,327
Liabilities:
Due to Sponsor	2	3,715	26	—	321
Payable for fund shares purchased	—	—	—	149	—
Other liabilities	1	—	—	—	2
Total liabilities	3	3,715	26	149	323
Net assets:
For contract liabilities	$368	$997,185	$3,273	$88,018	$1,058,004
Deferred contracts in the accumulation period:
Units owned by participants #	33	69,835	274	6,152	106,547
Minimum unit fair value #*	$11.26177	$13.80997	$11.83324	$14.18278	$9.79901
Maximum unit fair value #*	$11.26177	$14.30043	$12.01636	$14.52660	$10.14713
Contract liablility	$368	$997,185	$3,273	$88,018	$1,058,004
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(33)  Funded as of April 20, 2018

The accompanying notes are an integral part of these financial statements.

	American Century U.S. Government Money Market Fund Sub-Account	Invesco Balanced-Risk Commodity Strategy Fund Sub-Account	Columbia Select International Equity Fund Sub-Account	Putnam Growth Opportunities Fund Sub-Account	John Hancock New Opportunities Fund Sub-Account
Assets:
Investments:
Number of shares	1,214,983	2,325	545	129	20,670
Cost	$1,214,983	$15,237	$6,620	$3,556	$473,204
Market Value	$1,214,983	$14,232	$6,740	$3,839	$413,194
Due from Sponsor Company	58	—	—	—	107
Receivable from fund shares sold	—	3	1	4	—
Other assets	4	—	—	3	4
Total assets	1,215,045	14,235	6,741	3,846	413,305
Liabilities:
Due to Sponsor	—	16	11	12	—
Payable for fund shares purchased	86	—	—	—	120
Other liabilities	2	1	2	—	—
Total liabilities	88	17	13	12	120
Net assets:
For contract liabilities	$1,214,957	$14,218	$6,728	$3,834	$413,185
Deferred contracts in the accumulation period:
Units owned by participants #	120,695	1,457	641	275	35,624
Minimum unit fair value #*	$9.80850	$9.69925	$10.40691	$13.91661	$11.41348
Maximum unit fair value #*	$10.15692	$9.83564	$10.58154	$13.91661	$11.70396
Contract liablility	$1,214,957	$14,218	$6,728	$3,834	$413,185
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2018

	Columbia Large Cap Growth III Sub-Account	Victory RS Value Fund Sub-Account	Pioneer Global Equity Fund Sub-Account	BlackRock Advantage Small Cap Growth Fund Sub-Account (34)(35)	MassMutual Select T.Rowe Price Retire 2035 Fund Sub-Account (36)
Assets:
Investments:
Number of shares	37,163	80,358	78,932	71,574	1,344
Cost	$600,461	$2,249,247	$1,224,513	$1,058,799	$19,070
Market Value	$560,415	$1,629,663	$982,709	$785,881	$18,010
Due from Sponsor Company	—	55	443	218	—
Receivable from fund shares sold	76	—	—	—	1
Other assets	1	—	4	4	—
Total assets	560,492	1,629,718	983,156	786,103	18,011
Liabilities:
Due to Sponsor	97	—	—	—	9
Payable for fund shares purchased	—	55	449	243	—
Other liabilities	1	1	3	1	1
Total liabilities	98	56	452	244	10
Net assets:
For contract liabilities	$560,394	$1,629,662	$982,704	$785,859	$18,001
Deferred contracts in the accumulation period:
Units owned by participants #	46,521	148,869	114,034	83,998	2,020
Minimum unit fair value #*	$11.98311	$10.94694	$8.56494	$9.31142	$8.91188
Maximum unit fair value #*	$12.22053	$10.94694	$8.69477	$9.38177	$8.91188
Contract liablility	$560,394	$1,629,662	$982,704	$785,859	$18,001
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(34)  Effective March 2, 2018 BlackRock Small Cap Growth Fund II merged with BlackRock Advantage Small Cap Growth Fund

(35)  Funded as of March 2, 2018

(36)  Funded as of November 14, 2018

(37)  Effective April 20, 2018 HIMCO VIT Index Fund merged with Blackrock VI S&P 500 Index Fund

(38)  Funded as of April 20, 2018

(39)  Effective October 26, 2018 Hartford Global Capital Appreciation Fund merged with Hartford International Equity Fund

(40)  Funded as of October 26, 2018

(41)  Effective October 19, 2018 Dreyfus Intermediate Term Income Fund merged with BNY Mellon Insight Core Plus Fund

(42)  Funded as of October 19, 2018

The accompanying notes are an integral part of these financial statements.

	BlackRock S&P 500 Index V.I. Fund Sub-Account (37)(38)	Hartford International Equity Fund Sub-Account (39)(40)	BNY Mellon Insight Core Plus Fund Sub-Account (41)(42)	MM Russell 2000® Small Cap Index Fund Sub-Account	MM S&P 500® Index Fund Sub-Account
Assets:
Investments:
Number of shares	496,295	40,355	69,394	12,303	93,762
Cost	$11,281,501	$395,135	$671,045	$157,027	$1,696,392
Market Value	$10,145,892	$378,929	$675,201	$130,906	$1,358,608
Due from Sponsor Company	—	—	369	—	9,854
Receivable from fund shares sold	314,809	608,025	—	22	—
Other assets	2	1	8	4	—
Total assets	10,460,703	986,955	675,578	130,932	1,368,462
Liabilities:
Due to Sponsor	314,818	608,038	—	45	—
Payable for fund shares purchased	—	—	385	—	9,863
Other liabilities	—	2	1	—	4
Total liabilities	314,818	608,040	386	45	9,867
Net assets:
For contract liabilities	$10,145,885	$378,915	$675,192	$130,887	$1,358,595
Deferred contracts in the accumulation period:
Units owned by participants #	1,081,519	43,475	67,194	10,705	97,466
Minimum unit fair value #*	$9.26592	$8.70514	$10.02658	$12.09988	$13.51087
Maximum unit fair value #*	$9.37064	$8.72363	$10.05206	$12.61479	$13.98820
Contract liablility	$10,092,096	$378,915	$675,192	$130,887	$1,358,595
Deferred contracts in the annuity period:
Units owned by participants #	5,772.00	—	—	—	—
Minimum unit fair value #*	$9.31895	—	—	—	—
Maximum unit fair value #*	$9.31895	—	—	—	—
Contract liablility	53,789	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (concluded)
For the Year Ended December 31, 2018

	MM S&P Mid Cap Index Fund Sub-Account	Russell Balanced Strategy Fund Sub-Account	Russell Conservative Strategy Fund Sub-Account	Russell Equity Growth Strategy Fund Sub-Account
Assets:
Investments:
Number of shares	130,403	27,550	1,778	122
Cost	$1,759,050	$315,289	$18,213	$1,593
Market Value	$1,503,543	$275,504	$16,343	$1,376
Due from Sponsor Company	—	—	—	—
Receivable from fund shares sold	15,697	114	14	1
Other assets	1	—	—	1
Total assets	1,519,241	275,618	16,357	1,378
Liabilities:
Due to Sponsor	15,720	117	22	9
Payable for fund shares purchased	—	—	—	—
Other liabilities	—	2	—	—
Total liabilities	15,720	119	22	9
Net assets:
For contract liabilities	$1,503,521	$275,499	$16,335	$1,369
Deferred contracts in the accumulation period:
Units owned by participants #	120,934	27,726	1,586	126
Minimum unit fair value #*	$12.15374	$9.36240	$9.76733	$10.85797
Maximum unit fair value #*	$12.87785	$11.05936	$10.64499	$10.85797
Contract liablility	$1,503,521	$275,499	$16,335	$1,369
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—
Minimum unit fair value #*	—	—	—	—
Maximum unit fair value #*	—	—	—	—
Contract liablility	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Russell Growth Strategy Fund Sub-Account	Russell Moderate Strategy Fund Sub-Account	PIMCO Total Return Fund Sub-Account	PIMCO Real Return Fund Sub-Account
Assets:
Investments:
Number of shares	50,271	39,939	1,754,296	1,143,141
Cost	$622,806	$415,837	$18,478,759	$12,772,209
Market Value	$547,959	$380,218	$17,420,156	$12,071,567
Due from Sponsor Company	—	—	—	—
Receivable from fund shares sold	170	73	110,582	30,310
Other assets	—	—	271	28
Total assets	548,129	380,291	17,531,009	12,101,905
Liabilities:
Due to Sponsor	170	82	110,586	30,310
Payable for fund shares purchased	—	—	—	—
Other liabilities	2	2	—	—
Total liabilities	172	84	110,586	30,310
Net assets:
For contract liabilities	$547,957	$380,207	$17,420,423	$12,071,595
Deferred contracts in the accumulation period:
Units owned by participants #	57,250	39,721	1,127,986	861,558
Minimum unit fair value #*	$9.30960	$9.52124	$23.54115	$23.16601
Maximum unit fair value #*	$10.78708	$10.53331	$30.76165	$28.57823
Contract liablility	$547,957	$380,207	$17,420,423	$12,071,595
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—
Minimum unit fair value #*	—	—	—	—
Maximum unit fair value #*	—	—	—	—
Contract liablility	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations
For the Year Ended December 31, 2018

	American Century Equity Income Fund Sub-Account	American Century Growth Fund Sub-Account	American Century Ultra® Fund Sub-Account	American Century VP Balanced Fund Sub-Account	American Century VP International Fund Sub-Account
Investment income:
Dividends	$566,586	$46,542	$—	$2,431	$1,301
Expenses:
Mortality and expense risk charges	(45,145)	(13,400)	(2,338)	(1,230)	(389)
Total Expenses	(45,145)	(13,400)	(2,338)	(1,230)	(389)
Net Investment income (loss)	521,441	33,142	(2,338)	1,201	912
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	212,797	675,401	6,187	1,529	12,803
Net realized gain on distributions	1,658,461	2,354,211	31,397	1,204	6,727
Net unrealized appreciation (depreciation) of Investments during the year	(3,856,669)	(3,124,079)	(36,134)	(11,047)	(18,567)
Net gain (loss) on investments	(1,985,411)	(94,467)	1,450	(8,314)	963
Net increase (decrease) in net assets resulting from operations	$(1,463,970)	$(61,325)	$(888)	$(7,113)	$1,875

The accompanying notes are an integral part of these financial statements.

	American Century Small Cap Value Fund Sub-Account	American Century Large Company Value Fund Sub-Account	American Century Inflation-Adjusted Bond Fund Sub-Account	American Century Equity Growth Fund Sub-Account	American Century VP Income & Growth Fund Sub-Account
Investment income:
Dividends	$20,191	$678	$3,130	$3,050	$4,673
Expenses:
Mortality and expense risk charges	(4,528)	(323)	(932)	(2,922)	(1,711)
Total Expenses	(4,528)	(323)	(932)	(2,922)	(1,711)
Net Investment income (loss)	15,663	355	2,198	128	2,962
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,147	1,003	(322)	7,531	1,597
Net realized gain on distributions	494,436	1,596	—	38,097	17,943
Net unrealized appreciation (depreciation) of Investments during the year	(1,136,295)	(6,519)	(5,893)	(72,417)	(40,284)
Net gain (loss) on investments	(640,712)	(3,920)	(6,215)	(26,789)	(20,744)
Net increase (decrease) in net assets resulting from operations	$(625,049)	$(3,565)	$(4,017)	$(26,661)	$(17,782)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	American Century VP Ultra Fund Sub-Account	American Century VP Value Fund Sub-Account	American Century Mid Cap Value Fund Sub-Account	Invesco V.I. Small Cap Equity Fund Sub-Account	Invesco V.I. Diversified Dividend Fund Sub-Account
Investment income:
Dividends	$2,523	$15,223	$9,370	$—	$1,003
Expenses:
Mortality and expense risk charges	(6,937)	(6,466)	(4,564)	(699)	(319)
Total Expenses	(6,937)	(6,466)	(4,564)	(699)	(319)
Net Investment income (loss)	(4,414)	8,757	4,806	(699)	684
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	24,404	17,226	15,679	3,529	3,357
Net realized gain on distributions	97,256	57	107,588	6,552	1,440
Net unrealized appreciation (depreciation) of Investments during the year	(110,269)	(114,953)	(275,044)	(22,636)	(8,810)
Net gain (loss) on investments	11,391	(97,670)	(151,777)	(12,555)	(4,013)
Net increase (decrease) in net assets resulting from operations	$6,977	$(88,913)	$(146,971)	$(13,254)	$(3,329)

The accompanying notes are an integral part of these financial statements.

	Invesco European Growth Fund Sub-Account	Invesco International Growth Fund Sub-Account	Invesco Mid Cap Core Equity Fund Sub-Account	Invesco Small Cap Growth Fund Sub-Account	Invesco Real Estate Fund Sub-Account
Investment income:
Dividends	$4,992	$2,423	$294	$—	$65,555
Expenses:
Mortality and expense risk charges	(1,897)	(3,228)	(1,766)	(13,321)	(21,125)
Total Expenses	(1,897)	(3,228)	(1,766)	(13,321)	(21,125)
Net Investment income (loss)	3,095	(805)	(1,472)	(13,321)	44,430
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,349	20,848	(2,302)	47,840	(142,758)
Net realized gain on distributions	—	20,651	26,642	175,378	233,030
Net unrealized appreciation (depreciation) of Investments during the year	(88,539)	(90,901)	(58,789)	(422,850)	(420,509)
Net gain (loss) on investments	(87,190)	(49,402)	(34,449)	(199,632)	(330,237)
Net increase (decrease) in net assets resulting from operations	$(84,095)	$(50,207)	$(35,921)	$(212,953)	$(285,807)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	Invesco Small Cap Equity Fund Sub-Account	Invesco Developing Markets Fund Sub-Account	American Century Diversified Bond Fund Sub-Account	Domini Impact Equity Fund Sub-Account	AB Global Bond Fund Sub-Account
Investment income:
Dividends	$—	$35,551	$3,581	$19,353	$2,473
Expenses:
Mortality and expense risk charges	(4,363)	(4,195)	(1,812)	(1,312)	(982)
Total Expenses	(4,363)	(4,195)	(1,812)	(1,312)	(982)
Net Investment income (loss)	(4,363)	31,356	1,769	18,041	1,491
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	17,284	38,387	(767)	28,472	(218)
Net realized gain on distributions	124,147	—	—	210,059	—
Net unrealized appreciation (depreciation) of Investments during the year	(281,385)	(645,131)	(5,328)	(436,997)	(2,322)
Net gain (loss) on investments	(139,954)	(606,744)	(6,095)	(198,466)	(2,540)
Net increase (decrease) in net assets resulting from operations	$(144,317)	$(575,388)	$(4,326)	$(180,425)	$(1,049)

(1)  Formerly AB International Growth Fund. Change effective January 8, 2018

The accompanying notes are an integral part of these financial statements.

	AB Global Risk Allocation Fund Sub-Account	AB Relative Value Fund Sub-Account	AB Sustainable International Thematic Fund Sub-Account (1)	AB International Value Fund Sub-Account	AB Growth Fund Sub-Account
Investment income:
Dividends	$1,001	$2,195	$—	$1,672	$—
Expenses:
Mortality and expense risk charges	(1,557)	(1,131)	(3,859)	(6,986)	(497)
Total Expenses	(1,557)	(1,131)	(3,859)	(6,986)	(497)
Net Investment income (loss)	(556)	1,064	(3,859)	(5,314)	(497)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	767	686	5,303	(6,391)	11,701
Net realized gain on distributions	—	21,939	52,512	—	11,411
Net unrealized appreciation (depreciation) of Investments during the year	(18,649)	(36,494)	(145,971)	(206,144)	(18,654)
Net gain (loss) on investments	(17,882)	(13,869)	(88,156)	(212,535)	4,458
Net increase (decrease) in net assets resulting from operations	$(18,438)	$(12,805)	$(92,015)	$(217,849)	$3,961

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	AB Discovery Growth Fund Sub-Account	AB Discovery Value Fund Sub-Account	AB Value Fund Sub-Account	AB High Income Fund Sub-Account	American Funds AMCAP Fund® Sub-Account
Investment income:
Dividends	$—	$2,549	$82	$36,965	$9,224
Expenses:
Mortality and expense risk charges	(2,100)	(7,382)	(99)	(5,378)	(30,767)
Total Expenses	(2,100)	(7,382)	(99)	(5,378)	(30,767)
Net Investment income (loss)	(2,100)	(4,833)	(17)	31,587	(21,543)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	364	8,777	308	(13,658)	155,844
Net realized gain on distributions	50,092	86,090	262	—	341,367
Net unrealized appreciation (depreciation) of Investments during the year	(68,007)	(242,843)	(1,896)	(55,709)	(586,708)
Net gain (loss) on investments	(17,551)	(147,976)	(1,326)	(69,367)	(89,497)
Net increase (decrease) in net assets resulting from operations	$(19,651)	$(152,809)	$(1,343)	$(37,780)	$(111,040)

The accompanying notes are an integral part of these financial statements.

	American Funds American Balanced Fund® Sub-Account	American Funds Capital Income Builder® Sub-Account	American Funds EuroPacific Growth Fund Sub-Account	American Funds Fundamental Investors FundSM Sub-Account	American Funds New Perspective Fund® Sub-Account
Investment income:
Dividends	$140,578	$512,668	$285,750	$197,001	$54,775
Expenses:
Mortality and expense risk charges	(73,667)	(131,162)	(113,974)	(116,746)	(66,127)
Total Expenses	(73,667)	(131,162)	(113,974)	(116,746)	(66,127)
Net Investment income (loss)	66,911	381,506	171,776	80,255	(11,352)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	245,220	243,125	1,020,495	882,499	354,563
Net realized gain on distributions	337,720	—	1,253,925	1,231,977	480,778
Net unrealized appreciation (depreciation) of Investments during the year	(990,231)	(1,969,294)	(7,208,504)	(3,368,911)	(1,390,067)
Net gain (loss) on investments	(407,291)	(1,726,169)	(4,934,084)	(1,254,435)	(554,726)
Net increase (decrease) in net assets resulting from operations	$(340,380)	$(1,344,663)	$(4,762,308)	$(1,174,180)	$(566,078)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	American Funds The Bond Fund of America® Sub-Account	American Funds The Growth Fund of America® Sub-Account	American Funds The Income Fund of America® Sub-Account	American Funds The Investment Company of America® Sub-Account	American Funds The New Economy Fund® Sub-Account
Investment income:
Dividends	$85,756	$83,858	$331,336	$141,076	$3,765
Expenses:
Mortality and expense risk charges	(33,147)	(305,980)	(90,165)	(77,828)	(19,346)
Total Expenses	(33,147)	(305,980)	(90,165)	(77,828)	(19,346)
Net Investment income (loss)	52,609	(222,122)	241,171	63,248	(15,581)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,326)	2,549,665	389,195	245,034	134,867
Net realized gain on distributions	—	4,254,673	457,142	765,364	227,718
Net unrealized appreciation (depreciation) of Investments during the year	(113,133)	(7,924,680)	(1,837,178)	(1,756,222)	(473,175)
Net gain (loss) on investments	(114,459)	(1,120,342)	(990,841)	(745,824)	(110,590)
Net increase (decrease) in net assets resulting from operations	$(61,850)	$(1,342,464)	$(749,670)	$(682,576)	$(126,171)

The accompanying notes are an integral part of these financial statements.

	American Funds Washington Mutual Investors FundSM Sub-Account	American Funds American Mutual Fund® Sub-Account	American Funds Capital World Growth and Income Fund® Sub-Account	American Funds SMALLCAP World Fund® Sub-Account	New World Fund Sub-Account
Investment income:
Dividends	$74,250	$63,015	$459,700	$—	$1,934
Expenses:
Mortality and expense risk charges	(39,723)	(25,925)	(144,703)	(7,473)	(1,225)
Total Expenses	(39,723)	(25,925)	(144,703)	(7,473)	(1,225)
Net Investment income (loss)	34,527	37,090	314,997	(7,473)	709
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	157,105	157,692	750,071	63,546	130
Net realized gain on distributions	265,207	144,273	1,050,268	50,675	3,612
Net unrealized appreciation (depreciation) of Investments during the year	(649,969)	(448,470)	(4,892,374)	(191,048)	(49,859)
Net gain (loss) on investments	(227,657)	(146,505)	(3,092,035)	(76,827)	(46,117)
Net increase (decrease) in net assets resulting from operations	$(193,130)	$(109,415)	$(2,777,038)	$(84,300)	$(45,408)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	Ariel Appreciation Fund Sub-Account	Ariel Fund Sub-Account	Artisan Mid Cap Value Fund Sub-Account	Ave Maria Rising Dividend Fund Sub-Account	Ave Maria Value Fund Sub-Account
Investment income:
Dividends	$1,666	$2,795	$8,275	$20,968	$—
Expenses:
Mortality and expense risk charges	(1,213)	(2,081)	(3,581)	(11,387)	(153)
Total Expenses	(1,213)	(2,081)	(3,581)	(11,387)	(153)
Net Investment income (loss)	453	714	4,694	9,581	(153)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(291)	1,008	26,347	56,038	11
Net realized gain on distributions	8,980	22,379	526,877	111,141	1,313
Net unrealized appreciation (depreciation) of Investments during the year	(35,405)	(68,047)	(1,109,632)	(259,876)	(2,688)
Net gain (loss) on investments	(26,716)	(44,660)	(556,408)	(92,697)	(1,364)
Net increase (decrease) in net assets resulting from operations	$(26,263)	$(43,946)	$(551,714)	$(83,116)	$(1,517)

The accompanying notes are an integral part of these financial statements.

	Ave Maria Growth Fund Sub-Account	BlackRock LifePath® Dynamic 2020 Fund Sub-Account	BlackRock LifePath® Dynamic 2030 Fund Sub-Account	BlackRock LifePath® Dynamic 2040 Fund Sub-Account	BlackRock LifePath® Dynamic Retirement Fund Sub-Account
Investment income:
Dividends	$129	$461,382	$557,714	$468,716	$77,607
Expenses:
Mortality and expense risk charges	(748)	(73,812)	(128,457)	(128,216)	(13,467)
Total Expenses	(748)	(73,812)	(128,457)	(128,216)	(13,467)
Net Investment income (loss)	(619)	387,570	429,257	340,500	64,140
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	423	19,597	(214,212)	(93,141)	(29,512)
Net realized gain on distributions	4,535	1,249,788	2,521,309	2,714,642	186,194
Net unrealized appreciation (depreciation) of Investments during the year	(6,777)	(2,461,481)	(4,340,091)	(5,001,933)	(345,813)
Net gain (loss) on investments	(1,819)	(1,192,096)	(2,032,994)	(2,380,432)	(189,131)
Net increase (decrease) in net assets resulting from operations	$(2,438)	$(804,526)	$(1,603,737)	$(2,039,932)	$(124,991)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	BlackRock LifePath® Dynamic 2050 Fund Sub-Account	BlackRock LifePath® Dynamic 2025 Fund Sub-Account	BlackRock LifePath® Dynamic 2035 Fund Sub-Account	BlackRock LifePath® Dynamic 2045 Fund Sub-Account	BlackRock LifePath® Dynamic 2055 Fund Sub-Account
Investment income:
Dividends	$93,988	$7,553	$7,376	$3,485	$4,002
Expenses:
Mortality and expense risk charges	(26,578)	(3,317)	(4,221)	(1,989)	(2,214)
Total Expenses	(26,578)	(3,317)	(4,221)	(1,989)	(2,214)
Net Investment income (loss)	67,410	4,236	3,155	1,496	1,788
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	42,866	430	236	(97)	1,310
Net realized gain on distributions	560,969	21,557	33,306	17,450	18,417
Net unrealized appreciation (depreciation) of Investments during the year	(1,141,212)	(46,192)	(75,004)	(42,262)	(46,419)
Net gain (loss) on investments	(537,377)	(24,205)	(41,462)	(24,909)	(26,692)
Net increase (decrease) in net assets resulting from operations	$(469,967)	$(19,969)	$(38,307)	$(23,413)	$(24,904)

The accompanying notes are an integral part of these financial statements.

	Baron Small Cap Fund Sub-Account	BlackRock U.S. Government Bond Portfolio Sub-Account	BlackRock Equity Dividend Fund Sub-Account	BlackRock Capital Appreciation Fund Sub-Account	BlackRock Advantage Large Cap Growth Fund Sub-Account
Investment income:
Dividends	$—	$3,476	$47,389	$—	$402
Expenses:
Mortality and expense risk charges	(934)	(1,297)	(23,920)	(3,389)	(907)
Total Expenses	(934)	(1,297)	(23,920)	(3,389)	(907)
Net Investment income (loss)	(934)	2,179	23,469	(3,389)	(505)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	58,261	(219)	61,430	20,655	2,574
Net realized gain on distributions	220,714	186	246,035	41,734	5,558
Net unrealized appreciation (depreciation) of Investments during the year	(413,021)	(2,695)	(545,893)	(49,520)	(10,353)
Net gain (loss) on investments	(134,046)	(2,728)	(238,428)	12,869	(2,221)
Net increase (decrease) in net assets resulting from operations	$(134,980)	$(549)	$(214,959)	$9,480	$(2,726)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	Calvert VP SRI Balanced Portfolio Sub-Account	Calvert Equity Fund Sub-Account	Calvert Bond Fund Sub-Account	Calvert Income Fund Sub-Account	Columbia Contrarian Core Fund Sub-Account
Investment income:
Dividends	$6,283	$1,646	$50,508	$16,896	$5,776
Expenses:
Mortality and expense risk charges	(2,466)	(36,788)	(12,105)	(4,538)	(7,276)
Total Expenses	(2,466)	(36,788)	(12,105)	(4,538)	(7,276)
Net Investment income (loss)	3,817	(35,142)	38,403	12,358	(1,500)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	296	94,709	(4,018)	253	29,425
Net realized gain on distributions	32,513	472,200	—	—	48,993
Net unrealized appreciation (depreciation) of Investments during the year	(48,328)	(251,882)	(48,736)	(34,900)	(139,052)
Net gain (loss) on investments	(15,519)	315,027	(52,754)	(34,647)	(60,634)
Net increase (decrease) in net assets resulting from operations	$(11,702)	$279,885	$(14,351)	$(22,289)	$(62,134)

(2)  Formerly Columbia Mid Cap Value Fund. Change effective July 1, 2018

The accompanying notes are an integral part of these financial statements.

	Columbia Small Cap Value I Fund Sub-Account	Columbia Select Mid Cap Value Fund Sub-Account (2)	Columbia Acorn Fund Sub-Account	CRM Mid Cap Value Fund Sub-Account	Columbia Disciplined Small Core Fund Sub-Account
Investment income:
Dividends	$235	$4,148	$—	$799	$—
Expenses:
Mortality and expense risk charges	(794)	(7,915)	(10,459)	(1,390)	(1,709)
Total Expenses	(794)	(7,915)	(10,459)	(1,390)	(1,709)
Net Investment income (loss)	(559)	(3,767)	(10,459)	(591)	(1,709)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	115	(23,513)	(121,045)	(801)	(146,419)
Net realized gain on distributions	5,325	211,847	134,354	34,735	46,124
Net unrealized appreciation (depreciation) of Investments during the year	(19,429)	(310,959)	(64,146)	(62,754)	64,685
Net gain (loss) on investments	(13,989)	(122,625)	(50,837)	(28,820)	(35,610)
Net increase (decrease) in net assets resulting from operations	$(14,548)	$(126,392)	$(61,296)	$(29,411)	$(37,319)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	Calamos International Growth Fund Sub-Account	Davis Financial Fund Sub-Account	Davis New York Venture Fund Sub-Account	Davis Opportunity Fund Sub-Account	Delaware Diversified Income Fund Sub-Account
Investment income:
Dividends	$—	$2,062	$31,463	$—	$12,638
Expenses:
Mortality and expense risk charges	(57)	(1,711)	(40,901)	(1,355)	(1,743)
Total Expenses	(57)	(1,711)	(40,901)	(1,355)	(1,743)
Net Investment income (loss)	(57)	351	(9,438)	(1,355)	10,895
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,732	6,085	(31,334)	9,329	(9,600)
Net realized gain on distributions	123	13,270	1,040,175	17,633	—
Net unrealized appreciation (depreciation) of Investments during the year	(2,746)	(45,893)	(1,746,133)	(51,962)	(11,622)
Net gain (loss) on investments	109	(26,538)	(737,292)	(25,000)	(21,222)
Net increase (decrease) in net assets resulting from operations	$52	$(26,187)	$(746,730)	$(26,355)	$(10,327)

The accompanying notes are an integral part of these financial statements.

	Delaware Extended Duration Bond Fund Sub-Account	Dreyfus Bond Market Index Fund Sub-Account	Dreyfus VIF Appreciation Portfolio Sub-Account	Dreyfus International Stock Index Fund Sub-Account	Dreyfus MidCap Index Fund Sub-Account
Investment income:
Dividends	$951	$332,809	$301	$10,064	$214,978
Expenses:
Mortality and expense risk charges	(248)	(39,194)	(170)	—	(39,270)
Total Expenses	(248)	(39,194)	(170)	—	(39,270)
Net Investment income (loss)	703	293,615	131	10,064	175,708
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(192)	(142,082)	(340)	6,114	179,082
Net realized gain on distributions	—	4,087	2,952	—	1,774,276
Net unrealized appreciation (depreciation) of Investments during the year	(3,023)	(234,245)	(5,167)	(80,971)	(4,198,793)
Net gain (loss) on investments	(3,215)	(372,240)	(2,555)	(74,857)	(2,245,435)
Net increase (decrease) in net assets resulting from operations	$(2,512)	$(78,625)	$(2,424)	$(64,793)	$(2,069,727)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	Dreyfus SmallCap Stock Index Fund Sub-Account	Dreyfus VIF Growth and Income Portfolio Sub-Account	Dreyfus VIF Quality Bond Portfolio Fund Sub-Account	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Sub-Account	Dreyfus S&P 500 Index Fund Sub-Account
Investment income:
Dividends	$114,033	$144	$1,764	$77	$390,559
Expenses:
Mortality and expense risk charges	(25,420)	(132)	(451)	(31)	(91,685)
Total Expenses	(25,420)	(132)	(451)	(31)	(91,685)
Net Investment income (loss)	88,613	12	1,313	46	298,874
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	228,559	1,567	(157)	(1)	745,629
Net realized gain on distributions	1,219,227	2,123	—	814	3,002,684
Net unrealized appreciation (depreciation) of Investments during the year	(2,747,082)	(4,184)	(3,265)	(1,079)	(5,258,526)
Net gain (loss) on investments	(1,299,296)	(494)	(3,422)	(266)	(1,510,213)
Net increase (decrease) in net assets resulting from operations	$(1,210,683)	$(482)	$(2,109)	$(220)	$(1,211,339)

(3)  Effective October 19, 2018 Dreyfus Intermediate Term Income Fund merged with BNY Mellon Insight Core Plus Fund

The accompanying notes are an integral part of these financial statements.

	Dreyfus Intermediate Term Income Fund Sub-Account (3)	Eaton Vance Large-Cap Value Fund Sub-Account	Eaton Vance Dividend Builder Fund Sub-Account	Eaton Vance Worldwide Health Sciences Fund Sub-Account	Eaton Vance Income Fund of Boston Sub-Account
Investment income:
Dividends	$16,641	$90,673	$26,278	$2,098	$157,821
Expenses:
Mortality and expense risk charges	(2,865)	(15,721)	(8,192)	(5,762)	(24,588)
Total Expenses	(2,865)	(15,721)	(8,192)	(5,762)	(24,588)
Net Investment income (loss)	13,776	74,952	18,086	(3,664)	133,233
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(67,964)	88,124	20,915	(10,088)	(43,616)
Net realized gain on distributions	—	565,721	104,944	32,186	—
Net unrealized appreciation (depreciation) of Investments during the year	23,320	(1,189,412)	(223,662)	31,490	(185,537)
Net gain (loss) on investments	(44,644)	(535,567)	(97,803)	53,588	(229,153)
Net increase (decrease) in net assets resulting from operations	$(30,868)	$(460,615)	$(79,717)	$49,924	$(95,920)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	Eaton Vance Balanced Fund Sub-Account	Eaton Vance Atlanta Capital SMID-Cap Fund Sub-Account	Wells Fargo Asset Allocation Fund Sub-Account	Wells Fargo Emerging Markets Equity Fund Sub-Account	Wells Fargo Utility & Telecommunications Fund Sub-Account
Investment income:
Dividends	$1,974	$—	$808	$6,750	$215
Expenses:
Mortality and expense risk charges	(1,315)	(4,981)	(2,005)	(24,633)	(140)
Total Expenses	(1,315)	(4,981)	(2,005)	(24,633)	(140)
Net Investment income (loss)	659	(4,981)	(1,197)	(17,883)	75
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	921	26,103	4,598	121,114	776
Net realized gain on distributions	5,661	72,796	11,768	—	33
Net unrealized appreciation (depreciation) of Investments during the year	(13,531)	(160,172)	(33,940)	(547,991)	(369)
Net gain (loss) on investments	(6,949)	(61,273)	(17,574)	(426,877)	440
Net increase (decrease) in net assets resulting from operations	$(6,290)	$(66,254)	$(18,771)	$(444,760)	$515

The accompanying notes are an integral part of these financial statements.

	Alger Capital Appreciation Institutional Portfolio Sub-Account	Alger Mid Cap Growth Institutional Fund Sub-Account	Alger Small Cap Growth Institutional Fund Sub-Account	Nuveen Mid Cap Growth Opportunities Fund Sub-Account	Nuveen Small Cap Select Fund Sub-Account
Investment income:
Dividends	$—	$—	$—	$—	$11
Expenses:
Mortality and expense risk charges	(35,126)	(9,447)	(2,030)	(961)	(79)
Total Expenses	(35,126)	(9,447)	(2,030)	(961)	(79)
Net Investment income (loss)	(35,126)	(9,447)	(2,030)	(961)	(68)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	144,422	92,556	7,074	(1,436)	(6)
Net realized gain on distributions	443,157	86,800	39,898	71,875	7,979
Net unrealized appreciation (depreciation) of Investments during the year	(633,442)	(277,199)	(48,910)	(105,426)	(13,467)
Net gain (loss) on investments	(45,863)	(97,843)	(1,938)	(34,987)	(5,494)
Net increase (decrease) in net assets resulting from operations	$(80,989)	$(107,290)	$(3,968)	$(35,948)	$(5,562)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	Nuveen Santa Barbara Dividend Growth Fund Sub-Account	Fidelity Advisor Equity Growth Fund Sub-Account	Fidelity Advisor Value Strategies Fund Sub-Account	Fidelity Advisor Leveraged Company Stock Fund Sub-Account	Federated Equity Income Fund, Inc. Sub-Account
Investment income:
Dividends	$224	$—	$1,083	$—	$1,446
Expenses:
Mortality and expense risk charges	(140)	(1,824)	(754)	(12,800)	(968)
Total Expenses	(140)	(1,824)	(754)	(12,800)	(968)
Net Investment income (loss)	84	(1,824)	329	(12,800)	478
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	4,880	5,263	6,848	(42,225)	204
Net realized gain on distributions	—	22,118	22,787	213,842	10,959
Net unrealized appreciation (depreciation) of Investments during the year	(4,069)	(33,393)	(68,122)	(447,607)	(22,666)
Net gain (loss) on investments	811	(6,012)	(38,487)	(275,990)	(11,503)
Net increase (decrease) in net assets resulting from operations	$895	$(7,836)	$(38,158)	$(288,790)	$(11,025)

The accompanying notes are an integral part of these financial statements.

	Federated Fund for U.S. Government Securities Fund Sub-Account	Federated MDT Mid Cap Growth Fund Sub-Account	Federated High Income Bond Fund Sub-Account	Federated Kaufmann Fund Sub-Account	Federated Short-Term Income Fund Sub-Account
Investment income:
Dividends	$4,349	$—	$372	$—	$1,943
Expenses:
Mortality and expense risk charges	(1,491)	(977)	(84)	(39,358)	(330)
Total Expenses	(1,491)	(977)	(84)	(39,358)	(330)
Net Investment income (loss)	2,858	(977)	288	(39,358)	1,613
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(803)	971	1	138,772	(387)
Net realized gain on distributions	—	16,702	—	603,128	—
Net unrealized appreciation (depreciation) of Investments during the year	(3,427)	(22,190)	(585)	(508,418)	(513)
Net gain (loss) on investments	(4,230)	(4,517)	(584)	233,482	(900)
Net increase (decrease) in net assets resulting from operations	$(1,372)	$(5,494)	$(296)	$194,124	$713

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	Federated Total Return Bond Fund Sub-Account	Federated Clover Small Value Fund Sub-Account	Federated International Leaders Fund Sub-Account	Fidelity® VIP Growth Opportunities Portfolio Sub-Account	Fidelity® VIP Overseas Portfolio Sub-Account
Investment income:
Dividends	$4,283	$46	$46	$928	$1,749
Expenses:
Mortality and expense risk charges	(1,261)	(308)	(18)	(5,588)	(759)
Total Expenses	(1,261)	(308)	(18)	(5,588)	(759)
Net Investment income (loss)	3,022	(262)	28	(4,660)	990
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,455)	102	4	93,956	74
Net realized gain on distributions	—	10,460	—	43,756	—
Net unrealized appreciation (depreciation) of Investments during the year	(4,618)	(22,356)	(475)	(66,434)	(18,497)
Net gain (loss) on investments	(7,073)	(11,794)	(471)	71,278	(18,423)
Net increase (decrease) in net assets resulting from operations	$(4,051)	$(12,056)	$(443)	$66,618	$(17,433)

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Value Strategies Portfolio Sub-Account	Fidelity® VIP Balanced Portfolio Sub-Account	Fidelity® VIP Growth & Income Portfolio Sub-Account	Fidelity® VIP Freedom 2020 Portfolio Sub-Account	Fidelity® VIP Freedom 2030 Portfolio Sub-Account
Investment income:
Dividends	$700	$21,933	$1,389	$510	$6,678
Expenses:
Mortality and expense risk charges	(502)	(11,077)	(2,896)	(137)	(2,046)
Total Expenses	(502)	(11,077)	(2,896)	(137)	(2,046)
Net Investment income (loss)	198	10,856	(1,507)	373	4,632
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	963	27,252	7,362	6	20,154
Net realized gain on distributions	3,348	79,393	23,470	1,233	14,790
Net unrealized appreciation (depreciation) of Investments during the year	(17,381)	(185,071)	(66,849)	(4,122)	(85,617)
Net gain (loss) on investments	(13,070)	(78,426)	(36,017)	(2,883)	(50,673)
Net increase (decrease) in net assets resulting from operations	$(12,872)	$(67,570)	$(37,524)	$(2,510)	$(46,041)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	Fidelity® VIP Freedom 2015 Portfolio Sub-Account	Fidelity® VIP Freedom 2025 Portfolio Sub-Account	Fidelity Advisor® Stock Selector All Cap Fund Sub-Account	Templeton Global Opportunities Trust Sub-Account (4)	Templeton Developing Markets Trust Sub-Account
Investment income:
Dividends	$1,063	$4,889	$8	$567	$11,563
Expenses:
Mortality and expense risk charges	(307)	(1,415)	(85)	(513)	(7,844)
Total Expenses	(307)	(1,415)	(85)	(513)	(7,844)
Net Investment income (loss)	756	3,474	(77)	54	3,719
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,086	300	18	(862)	15,115
Net realized gain on distributions	4,374	7,901	245	7,781	—
Net unrealized appreciation (depreciation) of Investments during the year	(10,796)	(40,386)	(1,074)	(9,053)	(195,593)
Net gain (loss) on investments	(5,336)	(32,185)	(811)	(2,134)	(180,478)
Net increase (decrease) in net assets resulting from operations	$(4,580)	$(28,711)	$(888)	$(2,080)	$(176,759)

(4)  Effective August 24, 2018 Templeton Global Opportunities Trust Fund merged with Templeton Growth Fund, Inc.

The accompanying notes are an integral part of these financial statements.

	Franklin High Income Fund Sub-Account	Franklin Strategic Income Fund Sub-Account	Templeton Global Bond Fund Sub-Account	Franklin U.S. Government Securities Fund Sub-Account	Franklin Small Cap Value Fund Sub-Account
Investment income:
Dividends	$55,586	$115,594	$371,214	$16,539	$22,578
Expenses:
Mortality and expense risk charges	(8,603)	(20,270)	(27,243)	(5,539)	(21,139)
Total Expenses	(8,603)	(20,270)	(27,243)	(5,539)	(21,139)
Net Investment income (loss)	46,983	95,324	343,971	11,000	1,439
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(31,702)	(34,652)	(67,952)	(8,942)	53,445
Net realized gain on distributions	—	—	—	—	369,719
Net unrealized appreciation (depreciation) of Investments during the year	(46,146)	(132,188)	(226,471)	(6,763)	(801,625)
Net gain (loss) on investments	(77,848)	(166,840)	(294,423)	(15,705)	(378,461)
Net increase (decrease) in net assets resulting from operations	$(30,865)	$(71,516)	$49,548	$(4,705)	$(377,022)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	Franklin Mutual Global Discovery Fund Sub-Account	Templeton Growth Fund Sub-Account	Franklin Income Fund Sub-Account	Franklin Growth Fund Sub-Account	Franklin Total Return Fund Sub-Account
Investment income:
Dividends	$197,344	$27,324	$414,621	$68,796	$10,923
Expenses:
Mortality and expense risk charges	(73,379)	(11,215)	(62,769)	(31,723)	(4,220)
Total Expenses	(73,379)	(11,215)	(62,769)	(31,723)	(4,220)
Net Investment income (loss)	123,965	16,109	351,852	37,073	6,703
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	96,284	36,878	17,490	628,303	(5,469)
Net realized gain on distributions	479,915	135,995	—	164,013	—
Net unrealized appreciation (depreciation) of Investments during the year	(1,981,328)	(447,128)	(797,757)	(1,351,379)	(12,826)
Net gain (loss) on investments	(1,405,129)	(274,255)	(780,267)	(559,063)	(18,295)
Net increase (decrease) in net assets resulting from operations	$(1,281,164)	$(258,146)	$(428,415)	$(521,990)	$(11,592)

The accompanying notes are an integral part of these financial statements.

	Franklin Balance Sheet Investment Fund Sub-Account	Franklin Mutual Beacon Fund Sub-Account	Franklin Mutual Shares Fund Sub-Account	Franklin Small-Mid Cap Growth Fund Sub-Account	Franklin Conservative Allocation Fund Sub-Account
Investment income:
Dividends	$24,611	$14,801	$69,012	$—	$71,971
Expenses:
Mortality and expense risk charges	(8,163)	(4,797)	(31,560)	(7,769)	(22,917)
Total Expenses	(8,163)	(4,797)	(31,560)	(7,769)	(22,917)
Net Investment income (loss)	16,448	10,004	37,452	(7,769)	49,054
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(32,475)	9,023	78,718	38,695	27,076
Net realized gain on distributions	239,247	62,550	186,743	502,842	120,324
Net unrealized appreciation (depreciation) of Investments during the year	(484,691)	(161,485)	(717,789)	(714,471)	(311,366)
Net gain (loss) on investments	(277,919)	(89,912)	(452,328)	(172,934)	(163,966)
Net increase (decrease) in net assets resulting from operations	$(261,471)	$(79,908)	$(414,876)	$(180,703)	$(114,912)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	Franklin Growth Allocation Fund Sub-Account	Franklin Moderate Allocation Fund Sub-Account	Templeton Foreign Fund Sub-Account	Franklin Small-Mid Cap Growth Fund Sub-Account	Highland Premier Growth Equity Sub-Account
Investment income:
Dividends	$95,830	$130,266	$186,544	$—	$—
Expenses:
Mortality and expense risk charges	(48,942)	(53,388)	(21,856)	(695)	(1,242)
Total Expenses	(48,942)	(53,388)	(21,856)	(695)	(1,242)
Net Investment income (loss)	46,888	76,878	164,688	(695)	(1,242)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	109,116	64,099	184,016	(272)	(4,649)
Net realized gain on distributions	402,980	371,681	—	8,951	34,839
Net unrealized appreciation (depreciation) of Investments during the year	(986,884)	(855,813)	(1,682,342)	(11,382)	(43,804)
Net gain (loss) on investments	(474,788)	(420,033)	(1,498,326)	(2,703)	(13,614)
Net increase (decrease) in net assets resulting from operations	$(427,900)	$(343,155)	$(1,333,638)	$(3,398)	$(14,856)

The accompanying notes are an integral part of these financial statements.

	Goldman Sachs Income Builder Fund Sub-Account	Goldman Sachs Capital Growth Fund Sub-Account	Goldman Sachs Core Fixed Income Fund Sub-Account	Goldman Sachs U.S. Equity Insights Fund Sub-Account	Goldman Sachs Government Income Fund Sub-Account
Investment income:
Dividends	$2,524	$1	$2,340	$—	$40,450
Expenses:
Mortality and expense risk charges	(680)	(30)	(1,046)	—	(6,389)
Total Expenses	(680)	(30)	(1,046)	—	(6,389)
Net Investment income (loss)	1,844	(29)	1,294	—	34,061
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	885	8	(121)	2	(21,813)
Net realized gain on distributions	—	820	—	1	—
Net unrealized appreciation (depreciation) of Investments during the year	(6,377)	(928)	(3,055)	(4)	(11,134)
Net gain (loss) on investments	(5,492)	(100)	(3,176)	(1)	(32,947)
Net increase (decrease) in net assets resulting from operations	$(3,648)	$(129)	$(1,882)	$(1)	$1,114

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	Goldman Sachs Equity Income Fund Sub-Account	Goldman Sachs Growth Opportunities Fund Sub-Account	Goldman Sachs Focused International Equity Fund Sub-Account	Goldman Sachs Mid Cap Value Fund Sub-Account	Goldman Sachs Small Cap Value Fund Sub-Account
Investment income:
Dividends	$1,767	$—	$235	$18,517	$2,139
Expenses:
Mortality and expense risk charges	(1,081)	(5,726)	(220)	(16,077)	(26,847)
Total Expenses	(1,081)	(5,726)	(220)	(16,077)	(26,847)
Net Investment income (loss)	686	(5,726)	15	2,440	(24,708)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	7,350	(7,497)	1,585	(41,555)	134,466
Net realized gain on distributions	806	191,424	—	530,504	647,531
Net unrealized appreciation (depreciation) of Investments during the year	(16,159)	(223,251)	(4,827)	(936,537)	(1,686,014)
Net gain (loss) on investments	(8,003)	(39,324)	(3,242)	(447,588)	(904,017)
Net increase (decrease) in net assets resulting from operations	$(7,317)	$(45,050)	$(3,227)	$(445,148)	$(928,725)

The accompanying notes are an integral part of these financial statements.

	Goldman Sachs Strategic Growth Fund Sub-Account	Goldman Sachs High Yield Fund Sub-Account	Goldman Sachs Large Cap Value Fund Sub-Account	Goldman Sachs Small/Mid Cap Growth Fund Sub-Account	Goldman Sachs Satellite Strategies Portfolio Sub-Account
Investment income:
Dividends	$—	$170,966	$3,834	$—	$33
Expenses:
Mortality and expense risk charges	(216)	(7,821)	(2,969)	(2,046)	(11)
Total Expenses	(216)	(7,821)	(2,969)	(2,046)	(11)
Net Investment income (loss)	(216)	163,145	865	(2,046)	22
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(181)	(47,169)	450	5,743	—
Net realized gain on distributions	7,075	—	37,475	84,951	—
Net unrealized appreciation (depreciation) of Investments during the year	(5,390)	(243,763)	(75,703)	(118,630)	(175)
Net gain (loss) on investments	1,504	(290,932)	(37,778)	(27,936)	(175)
Net increase (decrease) in net assets resulting from operations	$1,288	$(127,787)	$(36,913)	$(29,982)	$(153)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	Frost Value Equity Fund Sub-Account	Hartford Balanced HLS Fund Sub-Account	Hartford Total Return Bond HLS Fund Sub-Account	Hartford Capital Appreciation HLS Fund Sub-Account	Hartford Dividend and Growth HLS Fund Sub-Account
Investment income:
Dividends	$1	$141,324	$544,985	$217,040	$501,162
Expenses:
Mortality and expense risk charges	(1)	(42,719)	(58,097)	(108,504)	(71,529)
Total Expenses	(1)	(42,719)	(58,097)	(108,504)	(71,529)
Net Investment income (loss)	—	98,605	486,888	108,536	429,633
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(6)	215,193	(63,889)	(201,278)	271,453
Net realized gain on distributions	1	333,233	49,213	2,444,905	2,836,136
Net unrealized appreciation (depreciation) of Investments during the year	1	(1,047,281)	(658,375)	(3,892,991)	(4,887,065)
Net gain (loss) on investments	(4)	(498,855)	(673,051)	(1,649,364)	(1,779,476)
Net increase (decrease) in net assets resulting from operations	$(4)	$(400,250)	$(186,163)	$(1,540,828)	$(1,349,843)

The accompanying notes are an integral part of these financial statements.

	The Hartford Healthcare HLS Fund Sub-Account	Hartford Global Growth HLS Fund Sub-Account	Hartford Disciplined Equity HLS Fund Sub-Account	Hartford Growth Opportunities HLS Fund Sub-Account	Hartford International Opportunities HLS Fund Sub-Account
Investment income:
Dividends	$2,209	$4,248	$—	$—	$18,131
Expenses:
Mortality and expense risk charges	(23,604)	(6,569)	—	(55,931)	(7,241)
Total Expenses	(23,604)	(6,569)	—	(55,931)	(7,241)
Net Investment income (loss)	(21,395)	(2,321)	—	(55,931)	10,890
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(28,872)	27,369	—	149,804	15,823
Net realized gain on distributions	234,782	102,653	5	1,080,547	—
Net unrealized appreciation (depreciation) of Investments during the year	(295,292)	(176,289)	(12)	(1,163,946)	(223,308)
Net gain (loss) on investments	(89,382)	(46,267)	(7)	66,405	(207,485)
Net increase (decrease) in net assets resulting from operations	$(110,777)	$(48,588)	$(7)	$10,474	$(196,595)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	Hartford MidCap HLS Fund Sub-Account	Hartford Ultrashort Bond HLS Fund Sub-Account	Hartford Small Company HLS Fund Sub-Account	Hartford Small Cap Growth HLS Fund Sub-Account	Hartford Stock HLS Fund Sub-Account
Investment income:
Dividends	$4,621	$35,602	$—	$—	$69,217
Expenses:
Mortality and expense risk charges	(33,410)	(24,991)	(16,651)	(4,963)	(27,512)
Total Expenses	(33,410)	(24,991)	(16,651)	(4,963)	(27,512)
Net Investment income (loss)	(28,789)	10,611	(16,651)	(4,963)	41,705
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	611,381	5,415	236,340	36,884	213,775
Net realized gain on distributions	1,684,175	—	345,914	40,408	—
Net unrealized appreciation (depreciation) of Investments during the year	(3,348,679)	10,157	(679,419)	(135,143)	(273,057)
Net gain (loss) on investments	(1,053,123)	15,572	(97,165)	(57,851)	(59,282)
Net increase (decrease) in net assets resulting from operations	$(1,081,912)	$26,183	$(113,816)	$(62,814)	$(17,577)

The accompanying notes are an integral part of these financial statements.

	Hartford U.S. Government Securities HLS Fund Sub-Account	Hartford Value HLS Fund Sub-Account	The Hartford Checks and Balances Fund Sub-Account	The Hartford High Yield Sub-Account	The Hartford Dividend and Growth Fund Sub-Account
Investment income:
Dividends	$16,380	$25,102	$10,249	$2,660	$25,509
Expenses:
Mortality and expense risk charges	(4,744)	(9,837)	(2,913)	(286)	(15,321)
Total Expenses	(4,744)	(9,837)	(2,913)	(286)	(15,321)
Net Investment income (loss)	11,636	15,265	7,336	2,374	10,188
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(6,888)	14,024	(9,356)	404	51,569
Net realized gain on distributions	—	153,255	17,436	—	150,881
Net unrealized appreciation (depreciation) of Investments during the year	(4,898)	(354,732)	(27,598)	(5,141)	(315,527)
Net gain (loss) on investments	(11,786)	(187,453)	(19,518)	(4,737)	(113,077)
Net increase (decrease) in net assets resulting from operations	$(150)	$(172,188)	$(12,182)	$(2,363)	$(102,889)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	The Hartford International Opportunities Fund Sub-Account	The Hartford MidCap Fund Sub-Account	The Hartford Small Company Fund Sub-Account	The Hartford Total Return Bond Fund Sub-Account	The Hartford Healthcare Fund Sub-Account
Investment income:
Dividends	$5,405	$—	$—	$17,356	$—
Expenses:
Mortality and expense risk charges	(5,076)	(11,065)	(3,005)	(3,503)	(3,085)
Total Expenses	(5,076)	(11,065)	(3,005)	(3,503)	(3,085)
Net Investment income (loss)	329	(11,065)	(3,005)	13,853	(3,085)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	7,303	25,482	92,218	(2,920)	7,330
Net realized gain on distributions	10,019	103,575	68,915	—	18,424
Net unrealized appreciation (depreciation) of Investments during the year	(125,206)	(207,400)	(141,828)	(19,439)	(33,628)
Net gain (loss) on investments	(107,884)	(78,343)	19,305	(22,359)	(7,874)
Net increase (decrease) in net assets resulting from operations	$(107,555)	$(89,408)	$16,300	$(8,506)	$(10,959)
The accompanying notes are an integral part of these financial statements.

	The Hartford Growth Opportunities Fund Sub-Account	The Hartford Value Opportunities Fund Sub-Account	Hartford Moderate Allocation Fund Sub-Account	The Hartford Conservative Allocation Fund Sub-Account	The Hartford Capital Appreciation Fund Sub-Account
Investment income:
Dividends	$—	$33	$59,735	$25,023	$29,519
Expenses:
Mortality and expense risk charges	(2,896)	(63)	(19,672)	(7,664)	(58,381)
Total Expenses	(2,896)	(63)	(19,672)	(7,664)	(58,381)
Net Investment income (loss)	(2,896)	(30)	40,063	17,359	(28,862)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,416	688	44,755	1,819	101,989
Net realized gain on distributions	56,913	111	105,766	—	839,450
Net unrealized appreciation (depreciation) of Investments during the year	(63,345)	(1,039)	(321,054)	(58,286)	(1,245,978)
Net gain (loss) on investments	(5,016)	(240)	(170,533)	(56,467)	(304,539)
Net increase (decrease) in net assets resulting from operations	$(7,912)	$(270)	$(130,470)	$(39,108)	$(333,401)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	The Hartford Growth Allocation Fund Sub-Account	The Hartford Inflation Plus Fund Sub-Account	The Hartford Equity Income Fund Sub-Account	The Hartford Balanced Income Fund Sub-Account	The Hartford International Small Company Fund Sub-Account
Investment income:
Dividends	$62,191	$17,400	$10,800	$8,981	$213
Expenses:
Mortality and expense risk charges	(21,640)	(4,391)	(4,999)	(2,626)	(340)
Total Expenses	(21,640)	(4,391)	(4,999)	(2,626)	(340)
Net Investment income (loss)	40,551	13,009	5,801	6,355	(127)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	85,988	(5,010)	29,661	(116)	503
Net realized gain on distributions	27,438	—	39,443	24,430	3,757
Net unrealized appreciation (depreciation) of Investments during the year	(342,258)	(19,199)	(126,328)	(54,474)	(13,877)
Net gain (loss) on investments	(228,832)	(24,209)	(57,224)	(30,160)	(9,617)
Net increase (decrease) in net assets resulting from operations	$(188,281)	$(11,200)	$(51,423)	$(23,805)	$(9,744)

The accompanying notes are an integral part of these financial statements.

	The Hartford MidCap Value Fund Sub-Account	Hotchkis and Wiley Large Cap Value Fund Sub-Account	Invesco V.I. Technology Fund Sub-Account	Invesco Technology Fund Sub-Account	Ivy Natural Resources Fund Sub-Account
Investment income:
Dividends	$290	$10,744	$—	$—	$2,757
Expenses:
Mortality and expense risk charges	(1,379)	(4,059)	(2,985)	(4,199)	(10,549)
Total Expenses	(1,379)	(4,059)	(2,985)	(4,199)	(10,549)
Net Investment income (loss)	(1,089)	6,685	(2,985)	(4,199)	(7,792)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,478	20,226	68,173	33,750	(34,691)
Net realized gain on distributions	10,659	7,261	21,403	57,191	—
Net unrealized appreciation (depreciation) of Investments during the year	(29,015)	(139,167)	(100,330)	(117,757)	(282,491)
Net gain (loss) on investments	(15,878)	(111,680)	(10,754)	(26,816)	(317,182)
Net increase (decrease) in net assets resulting from operations	$(16,967)	$(104,995)	$(13,739)	$(31,015)	$(324,974)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	Ivy Large Cap Growth Fund Sub-Account	Ivy Science & Technology Fund Sub-Account	Ivy Asset Strategy Fund Sub-Account	Janus Henderson Janus Henderson Forty Portfolio Sub-Account	Global Research Portfolio Sub-Account
Investment income:
Dividends	$—	$—	$7,351	$—	$3,400
Expenses:
Mortality and expense risk charges	(5,402)	(12,546)	(5,109)	(18,702)	(2,125)
Total Expenses	(5,402)	(12,546)	(5,109)	(18,702)	(2,125)
Net Investment income (loss)	(5,402)	(12,546)	2,242	(18,702)	1,275
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	39,931	213,974	(5,891)	1,616	16,685
Net realized gain on distributions	84,568	129,059	71,115	363,733	—
Net unrealized appreciation (depreciation) of Investments during the year	(108,668)	(402,447)	(98,990)	(309,564)	(37,218)
Net gain (loss) on investments	15,831	(59,414)	(33,766)	55,785	(20,533)
Net increase (decrease) in net assets resulting from operations	$10,429	$(71,960)	$(31,524)	$37,083	$(19,258)

The accompanying notes are an integral part of these financial statements.

	Janus Henderson Janus Henderson Enterprise Portfolio Sub-Account	Balanced Portfolio Sub-Account	Janus Henderson Janus Henderson Overseas Portfolio Sub-Account	Flexible Bond Fund Sub-Account	Janus Henderson Forty Fund Sub-Account
Investment income:
Dividends	$471	$8,669	$4,078	$759	$—
Expenses:
Mortality and expense risk charges	(1,977)	(2,876)	(1,885)	(184)	(38,079)
Total Expenses	(1,977)	(2,876)	(1,885)	(184)	(38,079)
Net Investment income (loss)	(1,506)	5,793	2,193	575	(38,079)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	83,724	12,577	(20,108)	(116)	81,308
Net realized gain on distributions	10,316	10,628	—	—	459,790
Net unrealized appreciation (depreciation) of Investments during the year	(63,823)	(34,222)	(17,021)	(1,008)	(407,947)
Net gain (loss) on investments	30,217	(11,017)	(37,129)	(1,124)	133,151
Net increase (decrease) in net assets resulting from operations	$28,711	$(5,224)	$(34,936)	$(549)	$95,072

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	Janus Henderson Balanced Fund Sub-Account	Janus Henderson Enterprise Fund Sub-Account	Janus Henderson Overseas Fund Sub-Account	Janus Henderson Global Research Fund Sub-Account	Janus Henderson Mid Cap Value Fund Sub-Account
Investment income:
Dividends	$44,302	$—	$10,481	$979	$4,566
Expenses:
Mortality and expense risk charges	(17,418)	(14,103)	(12,250)	(1,391)	(6,132)
Total Expenses	(17,418)	(14,103)	(12,250)	(1,391)	(6,132)
Net Investment income (loss)	26,884	(14,103)	(1,769)	(412)	(1,566)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	40,719	197,730	(14,141)	21,621	(11,252)
Net realized gain on distributions	150,517	90,896	—	9,597	110,099
Net unrealized appreciation (depreciation) of Investments during the year	(231,601)	(290,845)	(283,641)	(41,753)	(246,751)
Net gain (loss) on investments	(40,365)	(2,219)	(297,782)	(10,535)	(147,904)
Net increase (decrease) in net assets resulting from operations	$(13,481)	$(16,322)	$(299,551)	$(10,947)	$(149,470)

(5)  Formerly Prudential Jennison Natural Resources Fund, Inc. Change effective June 11, 2018

(6)  Formerly Prudential Jennison Mid-Cap Growth Fund, Inc. Change effective June 11, 2018

(7)  Formerly Prudential Jennison 20/20 Focus Fund. Change effective June 11, 2018

The accompanying notes are an integral part of these financial statements.

	PGIM Jennison Natural Resources Fund Sub-Account (5)	PGIM Jennison Mid-Cap Growth Fund Sub-Account (6)	PGIM Jennison 20/20 Focus Fund Sub-Account (7)	JPMorgan Large Cap Growth Fund Sub-Account	JPMorgan Core Bond Fund Sub-Account
Investment income:
Dividends	$7,373	$—	$804	$—	$91,602
Expenses:
Mortality and expense risk charges	(909)	(5,668)	(2,720)	(1,137)	(7,086)
Total Expenses	(909)	(5,668)	(2,720)	(1,137)	(7,086)
Net Investment income (loss)	6,464	(5,668)	(1,916)	(1,137)	84,516
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,362	7,819	(2,055)	1,220	(33,457)
Net realized gain on distributions	—	190,776	19,130	13,194	3,450
Net unrealized appreciation (depreciation) of Investments during the year	(206,689)	(245,583)	(28,281)	(13,772)	(67,128)
Net gain (loss) on investments	(203,327)	(46,988)	(11,206)	642	(97,135)
Net increase (decrease) in net assets resulting from operations	$(196,863)	$(52,656)	$(13,122)	$(495)	$(12,619)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	JPMorgan Small Cap Equity Fund Sub-Account	JPMorgan Small Cap Growth Fund Sub-Account	JPMorgan Small Cap Value Fund Sub-Account	JPMorgan U.S. Equity Fund Sub-Account	JPMorgan SmartRetirement 2020 Fund Sub-Account
Investment income:
Dividends	$65	$—	$3,058	$10,461	$177,326
Expenses:
Mortality and expense risk charges	(616)	(7,331)	(1,842)	(7,419)	(46,376)
Total Expenses	(616)	(7,331)	(1,842)	(7,419)	(46,376)
Net Investment income (loss)	(551)	(7,331)	1,216	3,042	130,950
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	4,416	17,869	13,149	84,059	87,209
Net realized gain on distributions	3,270	78,229	46,698	144,345	208,709
Net unrealized appreciation (depreciation) of Investments during the year	(11,671)	(126,709)	(118,939)	(318,894)	(840,737)
Net gain (loss) on investments	(3,985)	(30,611)	(59,092)	(90,490)	(544,819)
Net increase (decrease) in net assets resulting from operations	$(4,536)	$(37,942)	$(57,876)	$(87,448)	$(413,869)

The accompanying notes are an integral part of these financial statements.

	JPMorgan SmartRetirement 2025 Fund Sub-Account	JPMorgan SmartRetirement 2030 Fund Sub-Account	JPMorgan SmartRetirement 2035 Fund Sub-Account	JPMorgan SmartRetirement 2040 Fund Sub-Account	JPMorgan SmartRetirement 2045 Fund Sub-Account
Investment income:
Dividends	$206,933	$208,100	$127,853	$154,217	$87,617
Expenses:
Mortality and expense risk charges	(70,302)	(53,555)	(42,869)	(46,767)	(31,903)
Total Expenses	(70,302)	(53,555)	(42,869)	(46,767)	(31,903)
Net Investment income (loss)	136,631	154,545	84,984	107,450	55,714
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	126,618	234,499	83,297	258,510	79,071
Net realized gain on distributions	211,165	265,216	148,950	209,278	97,608
Net unrealized appreciation (depreciation) of Investments during the year	(1,118,356)	(1,398,882)	(901,324)	(1,283,682)	(671,533)
Net gain (loss) on investments	(780,573)	(899,167)	(669,077)	(815,894)	(494,854)
Net increase (decrease) in net assets resulting from operations	$(643,942)	$(744,622)	$(584,093)	$(708,444)	$(439,140)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	JPMorgan SmartRetirement 2050 Fund Sub-Account	JPMorgan SmartRetirement Income Fund Sub-Account	JP Morgan Smart Retirement 2055 Fund Sub-Account	Keeley Small Cap Value Fund Sub-Account	Loomis Sayles Bond Fund Sub-Account
Investment income:
Dividends	$69,642	$70,810	$30,213	$2,783	$103,702
Expenses:
Mortality and expense risk charges	(25,164)	(19,527)	(11,397)	(3,495)	(5,024)
Total Expenses	(25,164)	(19,527)	(11,397)	(3,495)	(5,024)
Net Investment income (loss)	44,478	51,283	18,816	(712)	98,678
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	143,544	8,877	27,797	(6,974)	(25,227)
Net realized gain on distributions	68,276	70,853	20,253	101,628	12,025
Net unrealized appreciation (depreciation) of Investments during the year	(605,499)	(272,814)	(217,402)	(327,130)	(217,607)
Net gain (loss) on investments	(393,679)	(193,084)	(169,352)	(232,476)	(230,809)
Net increase (decrease) in net assets resulting from operations	$(349,201)	$(141,801)	$(150,536)	$(233,188)	$(132,131)

The accompanying notes are an integral part of these financial statements.

	LKCM Aquinas Catholic Equity Fund Sub-Account	Lord Abbett Affiliated Fund Sub-Account	Lord Abbett Fundamental Equity Fund Sub-Account	Lord Abbett Bond Debenture Fund Sub-Account	Lord Abbett Growth Opportunities Fund Sub-Account
Investment income:
Dividends	$457	$9,298	$40,563	$105,095	$—
Expenses:
Mortality and expense risk charges	(1,222)	(4,554)	(19,502)	(16,647)	(1,839)
Total Expenses	(1,222)	(4,554)	(19,502)	(16,647)	(1,839)
Net Investment income (loss)	(765)	4,744	21,061	88,448	(1,839)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,537	7,410	(34,317)	4,051	687
Net realized gain on distributions	19,031	33,870	210,395	36,233	11,107
Net unrealized appreciation (depreciation) of Investments during the year	(30,610)	(81,438)	(471,156)	(232,457)	(17,906)
Net gain (loss) on investments	(10,042)	(40,158)	(295,078)	(192,173)	(6,112)
Net increase (decrease) in net assets resulting from operations	$(10,807)	$(35,414)	$(274,017)	$(103,725)	$(7,951)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	Lord Abbett Calibrated Dividend Growth Fund Sub-Account	Lord Abbett Total Return Fund Sub-Account	Lord Abbett Developing Growth Fund Sub-Account	Lord Abbett International Equity Inv Opt Sub-Account	Lord Abbett Value Opportunities Fund Sub-Account
Investment income:
Dividends	$2,878	$190,812	$—	$6,307	$1,262
Expenses:
Mortality and expense risk charges	(2,173)	(9,631)	(11,099)	(1,826)	(27,520)
Total Expenses	(2,173)	(9,631)	(11,099)	(1,826)	(27,520)
Net Investment income (loss)	705	181,181	(11,099)	4,481	(26,258)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,426	(52,730)	52,645	(1,995)	28,518
Net realized gain on distributions	12,630	—	246,170	—	329,125
Net unrealized appreciation (depreciation) of Investments during the year	(27,217)	(192,927)	(247,655)	(72,520)	(804,723)
Net gain (loss) on investments	(12,161)	(245,657)	51,160	(74,515)	(447,080)
Net increase (decrease) in net assets resulting from operations	$(11,456)	$(64,476)	$40,061	$(70,034)	$(473,338)

(8)  Formerly MassMutual RetireSMARTSM 2010 Fund. Change effective September 24, 2018

The accompanying notes are an integral part of these financial statements.

	Clearbridge Value Trust Sub-Account	BMO Mid-Cap Value Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2010 Fund Sub-Account (8)	MFS® Emerging Markets Debt Fund Sub-Account	Massachusetts Investors Growth Stock Fund Sub-Account
Investment income:
Dividends	$1,012	$5,851	$2,356	$15,398	$26,706
Expenses:
Mortality and expense risk charges	(1,132)	(2,003)	(359)	(3,020)	(5,412)
Total Expenses	(1,132)	(2,003)	(359)	(3,020)	(5,412)
Net Investment income (loss)	(120)	3,848	1,997	12,378	21,294
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5,066	24,856	157	(6,461)	139,569
Net realized gain on distributions	2,481	72,765	—	—	239,117
Net unrealized appreciation (depreciation) of Investments during the year	(40,917)	(209,550)	(4,695)	(28,222)	(368,059)
Net gain (loss) on investments	(33,370)	(111,929)	(4,538)	(34,683)	10,627
Net increase (decrease) in net assets resulting from operations	$(33,490)	$(108,081)	$(2,541)	$(22,305)	$31,921

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	MFS High Income Fund Sub-Account	MFS International New Discovery Fund Sub-Account	MFS Mid Cap Growth Fund Sub-Account	MFS New Discovery Fund Sub-Account	MFS Research International Fund Sub-Account
Investment income:
Dividends	$48,500	$2,174	$—	$—	$131,036
Expenses:
Mortality and expense risk charges	(6,225)	(1,999)	(4,854)	(935)	(27,913)
Total Expenses	(6,225)	(1,999)	(4,854)	(935)	(27,913)
Net Investment income (loss)	42,275	175	(4,854)	(935)	103,123
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(21,331)	17,211	36,082	69,609	100,506
Net realized gain on distributions	—	18,791	25,888	544,583	23,722
Net unrealized appreciation (depreciation) of Investments during the year	(58,802)	(78,421)	(55,666)	(666,944)	(787,451)
Net gain (loss) on investments	(80,133)	(42,419)	6,304	(52,752)	(663,223)
Net increase (decrease) in net assets resulting from operations	$(37,858)	$(42,244)	$1,450	$(53,687)	$(560,100)

The accompanying notes are an integral part of these financial statements.

	MFS Total Return Fund Sub-Account	MFS Utilities Fund Sub-Account	MFS Value Fund Sub-Account	MFS Total Return Bond Fund Sub-Account	MFS Massachusetts Investors Trust Sub-Account
Investment income:
Dividends	$63,651	$100,415	$172,502	$65,889	$9,129
Expenses:
Mortality and expense risk charges	(15,336)	(25,069)	(35,119)	(7,299)	(7,536)
Total Expenses	(15,336)	(25,069)	(35,119)	(7,299)	(7,536)
Net Investment income (loss)	48,315	75,346	137,383	58,590	1,593
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	57,225	22,293	403,236	(56,147)	104,572
Net realized gain on distributions	75,157	63,455	139,654	—	105,162
Net unrealized appreciation (depreciation) of Investments during the year	(363,845)	(150,081)	(1,739,750)	(51,145)	(277,355)
Net gain (loss) on investments	(231,463)	(64,333)	(1,196,860)	(107,292)	(67,621)
Net increase (decrease) in net assets resulting from operations	$(183,148)	$11,013	$(1,059,477)	$(48,702)	$(66,028)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	MFS International Growth Fund Sub-Account	MFS Core Equity Fund Sub-Account	MFS Government Securities Fund Sub-Account	MFS International Value Fund Sub-Account	MFS Technology Fund Sub-Account
Investment income:
Dividends	$1,162	$12,201	$113,908	$161,702	$—
Expenses:
Mortality and expense risk charges	(1,410)	(10,211)	(13,670)	(11,331)	(1,120)
Total Expenses	(1,410)	(10,211)	(13,670)	(11,331)	(1,120)
Net Investment income (loss)	(248)	1,990	100,238	150,371	(1,120)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,031	68,802	(68,498)	355,398	12,148
Net realized gain on distributions	3,209	213,082	—	355,735	6,394
Net unrealized appreciation (depreciation) of Investments during the year	(16,862)	(371,885)	(29,954)	(2,107,547)	(14,965)
Net gain (loss) on investments	(12,622)	(90,001)	(98,452)	(1,396,414)	3,577
Net increase (decrease) in net assets resulting from operations	$(12,870)	$(88,011)	$1,786	$(1,246,043)	$2,457

The accompanying notes are an integral part of these financial statements.

	MFS Core Equity Series Sub-Account	MFS Utilities Series Sub-Account	MFS Growth Fund Sub-Account	MFS High Yield Portfolio Sub-Account	BlackRock Global Allocation Fund, Inc. Sub-Account
Investment income:
Dividends	$119	$2,515	$—	$8,797	$51,454
Expenses:
Mortality and expense risk charges	(126)	(1,666)	(2,773)	(1,097)	(63,947)
Total Expenses	(126)	(1,666)	(2,773)	(1,097)	(63,947)
Net Investment income (loss)	(7)	849	(2,773)	7,700	(12,493)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	203	1,682	47,735	(1,357)	(59,378)
Net realized gain on distributions	1,839	873	9,922	—	356,503
Net unrealized appreciation (depreciation) of Investments during the year	(2,750)	(2,016)	(50,128)	(12,019)	(1,038,063)
Net gain (loss) on investments	(708)	539	7,529	(13,376)	(740,938)
Net increase (decrease) in net assets resulting from operations	$(715)	$1,388	$4,756	$(5,676)	$(753,431)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	BlackRock Advantage Large Cap Core Fund Sub-Account	BlackRock Advantage U.S. Total Market Fund Sub-Account	BlackRock Small Cap Growth Fund II Sub-Account (9)	BlackRock Mid Cap Dividend Fund Sub-Account	BlackRock International Dividend Fund Sub-Account
Investment income:
Dividends	$692	$1,230	$—	$22,307	$27,439
Expenses:
Mortality and expense risk charges	(653)	(1,049)	(1,036)	(11,739)	(5,230)
Total Expenses	(653)	(1,049)	(1,036)	(11,739)	(5,230)
Net Investment income (loss)	39	181	(1,036)	10,568	22,209
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	452	76	5,788	(14,810)	(70,082)
Net realized gain on distributions	5,151	16,131	33,393	76,880	19,505
Net unrealized appreciation (depreciation) of Investments during the year	(9,774)	(23,115)	(15,573)	(215,958)	(81,892)
Net gain (loss) on investments	(4,171)	(6,908)	23,608	(153,888)	(132,469)
Net increase (decrease) in net assets resulting from operations	$(4,132)	$(6,727)	$22,572	$(143,320)	$(110,260)

(9)  Effective March 2, 2018 BlackRock Small Cap Growth Fund II merged with BlackRock Advantage Small Cap Growth Fund

(10)  Formerly Neuberger Berman Socially Responsive Fund. Change effective May 1, 2018

The accompanying notes are an integral part of these financial statements.

	BlackRock Mid Cap Growth Equity Portfolio Sub-Account	Victory Munder Mid-Cap Core Growth Fund Sub-Account	Neuberger Berman Sustainable Equity Fund Sub-Account (10)	Nuveen NWQ International Value Fund Sub-Account	The Oakmark International Small Cap Fund Sub-Account
Investment income:
Dividends	$—	$—	$4,366	$765	$5,266
Expenses:
Mortality and expense risk charges	(2,870)	(9,107)	(10,124)	(642)	(1,716)
Total Expenses	(2,870)	(9,107)	(10,124)	(642)	(1,716)
Net Investment income (loss)	(2,870)	(9,107)	(5,758)	123	3,550
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	25,270	18,093	23,811	79	306
Net realized gain on distributions	12,075	998,700	128,141	—	24,408
Net unrealized appreciation (depreciation) of Investments during the year	(29,665)	(1,479,878)	(245,752)	(13,931)	(149,516)
Net gain (loss) on investments	7,680	(463,085)	(93,800)	(13,852)	(124,802)
Net increase (decrease) in net assets resulting from operations	$4,810	$(472,192)	$(99,558)	$(13,729)	$(121,252)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	The Oakmark Equity and Income Fund Sub-Account	Oppenheimer Capital Appreciation Fund Sub-Account	Oppenheimer Global Fund Sub-Account	Oppenheimer Global Opportunities Fund Sub-Account	Oppenheimer International Growth Fund Sub-Account
Investment income:
Dividends	$165,736	$—	$21,006	$—	$38,995
Expenses:
Mortality and expense risk charges	(48)	(4,702)	(22,663)	(3,287)	(7,880)
Total Expenses	(48)	(4,702)	(22,663)	(3,287)	(7,880)
Net Investment income (loss)	165,688	(4,702)	(1,657)	(3,287)	31,115
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	122,518	2,972	250,950	2,209	111,837
Net realized gain on distributions	721,574	65,644	475,211	31,059	—
Net unrealized appreciation (depreciation) of Investments during the year	(1,884,943)	(117,598)	(1,415,705)	(109,369)	(1,045,713)
Net gain (loss) on investments	(1,040,851)	(48,982)	(689,544)	(76,101)	(933,876)
Net increase (decrease) in net assets resulting from operations	$(875,163)	$(53,684)	$(691,201)	$(79,388)	$(902,761)

The accompanying notes are an integral part of these financial statements.

	Oppenheimer Main Street Fund Sub-Account	Oppenheimer Global Strategic Income Fund Sub-Account	Oppenheimer Main Street Mid Cap Fund Sub-Account	Oppenheimer Developing Markets Fund Sub-Account	Oppenheimer Capital Income Fund Sub-Account
Investment income:
Dividends	$6,124	$31,623	$—	$18,982	$18
Expenses:
Mortality and expense risk charges	(4,462)	(5,491)	(19,873)	(26,406)	(4)
Total Expenses	(4,462)	(5,491)	(19,873)	(26,406)	(4)
Net Investment income (loss)	1,662	26,132	(19,873)	(7,424)	14
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,165	(5,500)	(15,744)	224,946	—
Net realized gain on distributions	91,053	—	312,013	—	—
Net unrealized appreciation (depreciation) of Investments during the year	(150,955)	(56,121)	(632,859)	(956,399)	(48)
Net gain (loss) on investments	(57,737)	(61,621)	(336,590)	(731,453)	(48)
Net increase (decrease) in net assets resulting from operations	$(56,075)	$(35,489)	$(356,463)	$(738,877)	$(34)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	Oppenheimer International Bond Fund Sub-Account	Oppenheimer Mid Cap Value Fund Sub-Account	Oppenheimer Main Street All Cap Fund® Sub-Account	Oppenheimer Gold & Special Minerals Fund Sub-Account	Oppenheimer Real Estate Fund Sub-Account
Investment income:
Dividends	$169,470	$1,871	$4,486	$—	$23,126
Expenses:
Mortality and expense risk charges	(29,170)	(4,471)	(9,500)	(13,402)	(8,918)
Total Expenses	(29,170)	(4,471)	(9,500)	(13,402)	(8,918)
Net Investment income (loss)	140,300	(2,600)	(5,014)	(13,402)	14,208
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(44,028)	63,670	16,435	(66,370)	(39,499)
Net realized gain on distributions	—	36,787	77,305	—	36,101
Net unrealized appreciation (depreciation) of Investments during the year	(353,783)	(185,462)	(213,878)	(164,061)	(103,946)
Net gain (loss) on investments	(397,811)	(85,005)	(120,138)	(230,431)	(107,344)
Net increase (decrease) in net assets resulting from operations	$(257,511)	$(87,605)	$(125,152)	$(243,833)	$(93,136)

The accompanying notes are an integral part of these financial statements.

	Oppenheimer Equity Income Fund Sub-Account	Oppenheimer International Diversified Fund Sub-Account	Oppenheimer Rising Dividends Fund Sub-Account	Putnam Global Equity Fund Sub-Account	Putnam VT High Yield Fund Sub-Account
Investment income:
Dividends	$109	$960	$91	$211	$20,575
Expenses:
Mortality and expense risk charges	(49)	(1,202)	(93)	(472)	(2,620)
Total Expenses	(49)	(1,202)	(93)	(472)	(2,620)
Net Investment income (loss)	60	(242)	(2)	(261)	17,955
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2	508	64	525	(3,581)
Net realized gain on distributions	398	—	522	—	—
Net unrealized appreciation (depreciation) of Investments during the year	(1,133)	(21,714)	(1,172)	(8,996)	(31,731)
Net gain (loss) on investments	(733)	(21,206)	(586)	(8,471)	(35,312)
Net increase (decrease) in net assets resulting from operations	$(673)	$(21,448)	$(588)	$(8,732)	$(17,357)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	Putnam VT International Growth Fund Sub-Account	Putnam VT Sustainable Leaders Fund Sub-Account (11)	Putnam VT Small Cap Value Fund Sub-Account	Pioneer Disciplined Value Fund Sub-Account	Pioneer Equity Income Fund Sub-Account
Investment income:
Dividends	$—	$—	$963	$1,323	$1,212
Expenses:
Mortality and expense risk charges	(1,309)	(2,907)	(1,676)	(1,268)	(619)
Total Expenses	(1,309)	(2,907)	(1,676)	(1,268)	(619)
Net Investment income (loss)	(1,309)	(2,907)	(713)	55	593
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,524)	9,789	(2,449)	(3,773)	1,402
Net realized gain on distributions	15,394	52,861	73,524	17,902	2,985
Net unrealized appreciation (depreciation) of Investments during the year	(49,557)	(65,958)	(119,763)	(32,321)	(9,772)
Net gain (loss) on investments	(35,687)	(3,308)	(48,688)	(18,192)	(5,385)
Net increase (decrease) in net assets resulting from operations	$(36,996)	$(6,215)	$(49,401)	$(18,137)	$(4,792)

(11)  Formerly Putnam VT Multi-Cap Growth Fund. Change effective May 1, 2018

The accompanying notes are an integral part of these financial statements.

	Pioneer Fundamental Growth Fund Sub-Account	AllianzGI NFJ International Value Fund Sub-Account	AllianzGI NFJ Small-Cap Value Fund Sub-Account	AllianzGI NFJ Dividend Value Fund Sub-Account	AMG Managers Cadence Mid Cap Fund Sub-Account
Investment income:
Dividends	$111	$156	$36,897	$111,256	$34
Expenses:
Mortality and expense risk charges	(464)	(73)	(9,103)	(50,603)	(384)
Total Expenses	(464)	(73)	(9,103)	(50,603)	(384)
Net Investment income (loss)	(353)	83	27,794	60,653	(350)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	469	(2)	(63,859)	(106,055)	1,098
Net realized gain on distributions	2,547	—	228,288	916,488	6,553
Net unrealized appreciation (depreciation) of Investments during the year	(3,544)	(1,683)	(435,911)	(1,478,836)	(11,769)
Net gain (loss) on investments	(528)	(1,685)	(271,482)	(668,403)	(4,118)
Net increase (decrease) in net assets resulting from operations	$(881)	$(1,602)	$(243,688)	$(607,750)	$(4,468)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	PIMCO Emerging Markets Bond Fund Sub-Account	Pioneer Fund Sub-Account	Pioneer High Yield Fund Sub-Account	Pioneer Strategic Income Fund Sub-Account	Pioneer Mid Cap Value Fund Sub-Account
Investment income:
Dividends	$19,827	$8,415	$56,162	$156,923	$7,898
Expenses:
Mortality and expense risk charges	(4,273)	(9,166)	(7,227)	(17,878)	(9,444)
Total Expenses	(4,273)	(9,166)	(7,227)	(17,878)	(9,444)
Net Investment income (loss)	15,554	(751)	48,935	139,045	(1,546)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(5,516)	(26,861)	(6,226)	(29,118)	2,996
Net realized gain on distributions	—	91,911	—	—	85,715
Net unrealized appreciation (depreciation) of Investments during the year	(39,033)	(76,498)	(83,458)	(226,737)	(305,220)
Net gain (loss) on investments	(44,549)	(11,448)	(89,684)	(255,855)	(216,509)
Net increase (decrease) in net assets resulting from operations	$(28,995)	$(12,199)	$(40,749)	$(116,810)	$(218,055)

The accompanying notes are an integral part of these financial statements.

	Pioneer Select Mid Cap Growth Fund Sub-Account	PIMCO Total Return ESG Fund Sub-Account	Putnam Equity Income Fund Sub-Account	Putnam High Yield Fund Sub-Account	Putnam International Equity Fund Sub-Account
Investment income:
Dividends	$—	$3,410	$14,166	$69,551	$6,152
Expenses:
Mortality and expense risk charges	(7,483)	(1,331)	(6,411)	(9,192)	(1,343)
Total Expenses	(7,483)	(1,331)	(6,411)	(9,192)	(1,343)
Net Investment income (loss)	(7,483)	2,079	7,755	60,359	4,809
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	21,262	(747)	22,134	(16,271)	21,991
Net realized gain on distributions	89,263	—	32,386	—	11,824
Net unrealized appreciation (depreciation) of Investments during the year	(149,508)	(4,110)	(140,586)	(100,010)	(111,160)
Net gain (loss) on investments	(38,983)	(4,857)	(86,066)	(116,281)	(77,345)
Net increase (decrease) in net assets resulting from operations	$(46,466)	$(2,778)	$(78,311)	$(55,922)	$(72,536)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	Putnam Sustainable Leaders Fund Sub-Account (12)	Putnam International Capital Opportunities Fund Sub-Account	Putnam Small Cap Growth Fund Sub-Account	Royce Total Return Fund Sub-Account	Royce Smaller-Companies Growth Fund Sub-Account
Investment income:
Dividends	$—	$—	$—	$5,691	$—
Expenses:
Mortality and expense risk charges	(31)	(1,718)	(794)	(5,534)	(2,075)
Total Expenses	(31)	(1,718)	(794)	(5,534)	(2,075)
Net Investment income (loss)	(31)	(1,718)	(794)	157	(2,075)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	988	9,126	10,481	(64,422)	(1,960)
Net realized gain on distributions	135	16,629	2,326	111,194	167,586
Net unrealized appreciation (depreciation) of Investments during the year	(868)	(60,482)	(17,534)	(141,539)	(221,713)
Net gain (loss) on investments	255	(34,727)	(4,727)	(94,767)	(56,087)
Net increase (decrease) in net assets resulting from operations	$224	$(36,445)	$(5,521)	$(94,610)	$(58,162)

(12)  Formerly Putnam Multi-Cap Growth Fund. Change effective March 21, 2018

(13)  Formerly Columbia Diversified Equity Income Fund. Change effective February 28, 2018

The accompanying notes are an integral part of these financial statements.

	Royce Small-Cap Value Fund Sub-Account	Columbia Large Cap Value Fund Sub-Account (13)	Columbia Small/Mid Cap Value Fund Sub-Account	RidgeWorth Ceredex Small Cap Value Equity Fund Sub-Account	RidgeWorth Ceredex Mid-Cap Value Equity Fund Sub-Account
Investment income:
Dividends	$309	$2,041	$1,610	$14,560	$8,580
Expenses:
Mortality and expense risk charges	(2,487)	(815)	(3,072)	(10,298)	(10,180)
Total Expenses	(2,487)	(815)	(3,072)	(10,298)	(10,180)
Net Investment income (loss)	(2,178)	1,226	(1,462)	4,262	(1,600)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(21,989)	1,967	3,019	(81,056)	5,785
Net realized gain on distributions	20,546	10,960	20,977	148,626	127,448
Net unrealized appreciation (depreciation) of Investments during the year	(13,881)	(28,803)	(76,973)	(231,021)	(225,687)
Net gain (loss) on investments	(15,324)	(15,876)	(52,977)	(163,451)	(92,454)
Net increase (decrease) in net assets resulting from operations	$(17,502)	$(14,650)	$(54,439)	$(159,189)	$(94,054)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	RidgeWorth Seix Total Return Bond Fund Sub-Account	RidgeWorth Ceredex Large Cap Value Equity Fund Sub-Account	DWS Real Estate Securities Fund Sub-Account (14)	DWS Equity Dividend Fund Sub-Account (15)	DWS Capital Growth Fund Sub-Account (16)
Investment income:
Dividends	$2,456	$2,091	$337	$3,643	$—
Expenses:
Mortality and expense risk charges	(997)	(1,018)	(138)	(1,336)	(38)
Total Expenses	(997)	(1,018)	(138)	(1,336)	(38)
Net Investment income (loss)	1,459	1,073	199	2,307	(38)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(311)	(6,069)	(8)	16,667	43
Net realized gain on distributions	—	27,546	304	15,177	737
Net unrealized appreciation (depreciation) of Investments during the year	(2,762)	(40,184)	(1,207)	(37,495)	(1,217)
Net gain (loss) on investments	(3,073)	(18,707)	(911)	(5,651)	(437)
Net increase (decrease) in net assets resulting from operations	$(1,614)	$(17,634)	$(712)	$(3,344)	$(475)

(14)  Formerly Deutsche Real Estate Securities Fund. Change effective July 2, 2018

(15)  Formerly Deutsche Equity Dividend Fund. Change effective July 2, 2018

(16)  Formerly Deutsche Capital Growth Fund. Change effective July 2, 2018

(17)  Formerly Deutsche Enhanced Emerging Markets Fixed Income. Change effective July 2, 2018

(18)  Formerly Deutsche Core Equity VIP. Change effective July 2, 2018

(19)  Formerly Deutsche Global Growth Fund. Change effective July 2, 2018

The accompanying notes are an integral part of these financial statements.

	DWS Enhanced Emerging Markets Fixed Income Sub-Account (17)	SSgA S&P 500 Index Fund Sub-Account	DWS Core Equity VIP Sub-Account (18)	DWS Global Growth Fund Sub-Account (19)	Select Overseas Fund Sub-Account
Investment income:
Dividends	$854	$40,869	$1,530	$1,154	$181
Expenses:
Mortality and expense risk charges	(264)	(11,571)	(559)	(934)	(976)
Total Expenses	(264)	(11,571)	(559)	(934)	(976)
Net Investment income (loss)	590	29,298	971	220	(795)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,257)	41,776	1,215	1,013	8,550
Net realized gain on distributions	—	167,520	22,839	—	1,216
Net unrealized appreciation (depreciation) of Investments during the year	(1,350)	(330,963)	(28,162)	(26,966)	(23,236)
Net gain (loss) on investments	(2,607)	(121,667)	(4,108)	(25,953)	(13,470)
Net increase (decrease) in net assets resulting from operations	$(2,017)	$(92,369)	$(3,137)	$(25,733)	$(14,265)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	MassMutual Select Total Return Bond Fund Sub-Account	MassMutual Blue Chip Growth Fund Sub-Account (20)	Select T. Rowe Price/ Frontier MC Gr II Fund Sub-Account	Select Western Strategic Bond Fund Sub-Account	ClearBridge Appreciation Fund Sub-Account
Investment income:
Dividends	$6,288	$—	$—	$5,197	$5,432
Expenses:
Mortality and expense risk charges	(1,447)	(2)	(601)	(1,012)	(3,561)
Total Expenses	(1,447)	(2)	(601)	(1,012)	(3,561)
Net Investment income (loss)	4,841	(2)	(601)	4,185	1,871
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(3,484)	654	2,482	(654)	3,391
Net realized gain on distributions	—	—	4,166	—	27,105
Net unrealized appreciation (depreciation) of Investments during the year	(3,835)	650	(6,037)	(8,852)	(58,105)
Net gain (loss) on investments	(7,319)	1,304	611	(9,506)	(27,609)
Net increase (decrease) in net assets resulting from operations	$(2,478)	$1,302	$10	$(5,321)	$(25,738)

(20)  Funded as of December 24, 2018

The accompanying notes are an integral part of these financial statements.

	ClearBridge Aggressive Growth Fund Sub-Account	ClearBridge All Cap Value Fund Sub-Account	ClearBridge Mid Cap Fund Sub-Account	ClearBridge Small Cap Growth Fund Sub-Account	Thornburg International Value Fund Sub-Account
Investment income:
Dividends	$65	$255	$1,744	$—	$33,230
Expenses:
Mortality and expense risk charges	(468)	(376)	(5,485)	(6,715)	(22,547)
Total Expenses	(468)	(376)	(5,485)	(6,715)	(22,547)
Net Investment income (loss)	(403)	(121)	(3,741)	(6,715)	10,683
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,847	(25)	32,996	78,036	(69,242)
Net realized gain on distributions	4,334	3,337	36,173	113,523	—
Net unrealized appreciation (depreciation) of Investments during the year	(9,451)	(8,641)	(199,123)	(137,879)	(611,383)
Net gain (loss) on investments	(1,270)	(5,329)	(129,954)	53,680	(680,625)
Net increase (decrease) in net assets resulting from operations	$(1,673)	$(5,450)	$(133,695)	$46,965	$(669,942)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	Thornburg Value Fund Sub-Account	Thornburg Core Growth Fund Sub-Account	Timothy Plan Large/Mid Cap Value Fund Sub-Account	T. Rowe Price Growth Stock Fund, Inc. Sub-Account	T. Rowe Price Equity Income Fund Sub-Account
Investment income:
Dividends	$6,153	$—	$582	$—	$21,535
Expenses:
Mortality and expense risk charges	(14,212)	(6,993)	(1,622)	(63,867)	(10,207)
Total Expenses	(14,212)	(6,993)	(1,622)	(63,867)	(10,207)
Net Investment income (loss)	(8,059)	(6,993)	(1,040)	(63,867)	11,328
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	68,380	33,781	2,897	729,411	16,594
Net realized gain on distributions	—	—	16,982	510,003	97,877
Net unrealized appreciation (depreciation) of Investments during the year	(226,702)	(55,260)	(36,824)	(1,258,837)	(266,626)
Net gain (loss) on investments	(158,322)	(21,479)	(16,945)	(19,423)	(152,155)
Net increase (decrease) in net assets resulting from operations	$(166,381)	$(28,472)	$(17,985)	$(83,290)	$(140,827)

The accompanying notes are an integral part of these financial statements.

	T. Rowe Price Retirement 2010 Fund Sub-Account	T. Rowe Price Retirement 2020 Fund Sub-Account	T. Rowe Price Retirement 2030 Fund Sub-Account	T. Rowe Price Retirement 2040 Fund Sub-Account	T. Rowe Price Retirement 2050 Fund Sub-Account
Investment income:
Dividends	$17,348	$168,130	$162,810	$70,095	$28,194
Expenses:
Mortality and expense risk charges	(6,575)	(78,332)	(90,720)	(54,118)	(28,033)
Total Expenses	(6,575)	(78,332)	(90,720)	(54,118)	(28,033)
Net Investment income (loss)	10,773	89,798	72,090	15,977	161
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	12,016	133,656	168,015	157,822	150,074
Net realized gain on distributions	56,670	751,331	830,332	525,713	218,504
Net unrealized appreciation (depreciation) of Investments during the year	(128,057)	(1,694,103)	(2,099,834)	(1,362,546)	(677,673)
Net gain (loss) on investments	(59,371)	(809,116)	(1,101,487)	(679,011)	(309,095)
Net increase (decrease) in net assets resulting from operations	$(48,598)	$(719,318)	$(1,029,397)	$(663,034)	$(308,934)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	T. Rowe Price Retirement Balanced Fund Sub-Account	UBS Global Allocation Fund Sub-Account	UBS US Allocation Fund Sub-Account	Vanguard Small-Cap Index Fund Sub-Account	Vanguard Mid-Cap Index Fund Sub-Account
Investment income:
Dividends	$7,784	$—	$110	$56,887	$40,496
Expenses:
Mortality and expense risk charges	(4,675)	(31)	(89)	—	—
Total Expenses	(4,675)	(31)	(89)	—	—
Net Investment income (loss)	3,109	(31)	21	56,887	40,496
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(216)	57	1	192,372	114,397
Net realized gain on distributions	38,885	—	918	—	—
Net unrealized appreciation (depreciation) of Investments during the year	(73,736)	(391)	(1,866)	(557,564)	(358,027)
Net gain (loss) on investments	(35,067)	(334)	(947)	(365,192)	(243,630)
Net increase (decrease) in net assets resulting from operations	$(31,958)	$(365)	$(926)	$(308,305)	$(203,134)

The accompanying notes are an integral part of these financial statements.

	Vanguard Total Bond Market Index Fund Sub-Account	Vanguard Total Stock Market Index Fund Sub-Account	Victory Diversified Stock Fund Sub-Account	Victory Special Value Fund Sub-Account	Victory Sycamore Small Company Opportunity Fund Sub-Account
Investment income:
Dividends	$31,451	$49,263	$2,524	$1,476	$11,519
Expenses:
Mortality and expense risk charges	—	—	(5,820)	(9,134)	(24,806)
Total Expenses	—	—	(5,820)	(9,134)	(24,806)
Net Investment income (loss)	31,451	49,263	(3,296)	(7,658)	(13,287)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(5,383)	166,088	(2,005)	57,519	217,495
Net realized gain on distributions	280	—	69,955	113,189	489,538
Net unrealized appreciation (depreciation) of Investments during the year	(28,250)	(304,235)	(163,316)	(330,976)	(1,098,356)
Net gain (loss) on investments	(33,353)	(138,147)	(95,366)	(160,268)	(391,323)
Net increase (decrease) in net assets resulting from operations	$(1,902)	$(88,884)	$(98,662)	$(167,926)	$(404,610)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	Victory Sycamore Established Value Fund Sub-Account	Invesco Small Cap Discovery Fund Sub-Account	Invesco Comstock Fund Sub-Account	Invesco Equity and Income Fund Sub-Account	Invesco Growth and Income Fund Sub-Account
Investment income:
Dividends	$91,295	$—	$81,064	$303,867	$40,835
Expenses:
Mortality and expense risk charges	(4,956)	(11,989)	(20,106)	(68,373)	(22,560)
Total Expenses	(4,956)	(11,989)	(20,106)	(68,373)	(22,560)
Net Investment income (loss)	86,339	(11,989)	60,958	235,494	18,275
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	167,129	5,111	142,190	262,498	61,443
Net realized gain on distributions	754,437	241,871	356,503	811,330	239,151
Net unrealized appreciation (depreciation) of Investments during the year	(2,042,983)	(320,810)	(1,226,978)	(2,786,315)	(668,179)
Net gain (loss) on investments	(1,121,417)	(73,828)	(728,285)	(1,712,487)	(367,585)
Net increase (decrease) in net assets resulting from operations	$(1,035,078)	$(85,817)	$(667,327)	$(1,476,993)	$(349,310)

The accompanying notes are an integral part of these financial statements.

	Invesco Mid Cap Growth Fund Sub-Account	Invesco Quality Income Fund Sub-Account	Invesco Small Cap Value Fund Sub-Account	Invesco American Value Fund Sub-Account	Invesco Value Opportunities Fund Sub-Account
Investment income:
Dividends	$—	$25	$—	$380	$—
Expenses:
Mortality and expense risk charges	(10,118)	(7)	(8,369)	(1,093)	(2,104)
Total Expenses	(10,118)	(7)	(8,369)	(1,093)	(2,104)
Net Investment income (loss)	(10,118)	18	(8,369)	(713)	(2,104)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	48,834	—	297	45	25,435
Net realized gain on distributions	135,594	—	169,474	10,106	62,326
Net unrealized appreciation (depreciation) of Investments during the year	(242,838)	(22)	(435,567)	(23,339)	(198,421)
Net gain (loss) on investments	(58,410)	(22)	(265,796)	(13,188)	(110,660)
Net increase (decrease) in net assets resulting from operations	$(68,528)	$(4)	$(274,165)	$(13,901)	$(112,764)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	Invesco Diversified Dividend Fund Sub-Account	Invesco American Franchise Fund Sub-Account	Invesco Global Core Equity Fund Sub-Account	Vanguard 500 Index Fund Sub-Account	Wells Fargo International Equity Fund Sub-Account
Investment income:
Dividends	$10,699	$—	$599	$96,183	$2,713
Expenses:
Mortality and expense risk charges	(2,937)	(4,269)	(511)	—	(479)
Total Expenses	(2,937)	(4,269)	(511)	—	(479)
Net Investment income (loss)	7,762	(4,269)	88	96,183	2,234
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	28,465	29,356	808	234,528	59
Net realized gain on distributions	19,231	63,925	3,223	—	—
Net unrealized appreciation (depreciation) of Investments during the year	(93,143)	(119,224)	(13,016)	(499,497)	(19,732)
Net gain (loss) on investments	(45,447)	(25,943)	(8,985)	(264,969)	(19,673)
Net increase (decrease) in net assets resulting from operations	$(37,685)	$(30,212)	$(8,897)	$(168,786)	$(17,439)

(21)  Formerly Columbia Select Smaller-Cap Value Fund. Change effective October 1, 2018

The accompanying notes are an integral part of these financial statements.

	Wells Fargo Core Bond Fund Sub-Account	Columbia Seligman Communications and Information Fund Sub-Account	Columbia Seligman Global Technology Fund Sub-Account	Columbia Select Small Cap Value Fund Sub-Account (21)	TIAA-CREF Large Cap Value Index Fund Sub-Account
Investment income:
Dividends	$1,872	$—	$—	$56	$53,550
Expenses:
Mortality and expense risk charges	(802)	(3,222)	(2,705)	(196)	(2,971)
Total Expenses	(802)	(3,222)	(2,705)	(196)	(2,971)
Net Investment income (loss)	1,070	(3,222)	(2,705)	(140)	50,579
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,460)	19,944	5,778	164	27,284
Net realized gain on distributions	—	50,471	39,310	1,846	38,541
Net unrealized appreciation (depreciation) of Investments during the year	(1,679)	(102,474)	(80,123)	(6,749)	(324,494)
Net gain (loss) on investments	(3,139)	(32,059)	(35,035)	(4,739)	(258,669)
Net increase (decrease) in net assets resulting from operations	$(2,069)	$(35,281)	$(37,740)	$(4,879)	$(208,090)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	TIAA-CREF Large Cap Growth Fund Sub-Account	TIAA-CREF Bond Index Fund Sub-Account	TIAA-CREF Equity Index Fund Sub-Account	MM MSCI EAFE® International Index Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2015 Fund Sub-Account (22)
Investment income:
Dividends	$27,375	$5,513	$50,696	$7,728	$10,969
Expenses:
Mortality and expense risk charges	(4,223)	(1,479)	(7,858)	(1,780)	(1,462)
Total Expenses	(4,223)	(1,479)	(7,858)	(1,780)	(1,462)
Net Investment income (loss)	23,152	4,034	42,838	5,948	9,507
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	102,057	(178)	90,481	15,700	(1,427)
Net realized gain on distributions	62,033	—	11,668	6,320	22,801
Net unrealized appreciation (depreciation) of Investments during the year	(235,071)	(5,637)	(335,293)	(79,173)	(47,973)
Net gain (loss) on investments	(70,981)	(5,815)	(233,144)	(57,153)	(26,599)
Net increase (decrease) in net assets resulting from operations	$(47,829)	$(1,781)	$(190,306)	$(51,205)	$(17,092)

(22)  Formerly MassMutual RetireSMARTSM 2015 Fund. Change effective Sepember 24, 2018

(23)  Formerly MassMutual RetireSMARTSM 2020 Fund. Change effective September 24, 2018

(24)  Formerly MassMutual RetireSMARTSM 2025 Fund. Change effective September 24, 2018

(25)  Formerly MassMutual RetireSMARTSM 2030 Fund. Change effective September 24, 2018

(26)  Formerly MassMutual RetireSMARTSM 2035 Fund. Change effective September 24, 2018

(27)  Formerly MassMutual RetireSMARTSM 2040 Fund. Change effective September 24, 2018

The accompanying notes are an integral part of these financial statements.

	MassMutual RetireSMARTSM by JPMorgan 2020 Fund Sub-Account (23)	MassMutual RetireSMARTSM by JPMorgan 2025 Fund Sub-Account (24)	MassMutual RetireSMARTSM by JPMorgan 2030 Fund Sub-Account (25)	MassMutual RetireSMARTSM by JPMorgan 2035 Fund Sub-Account (26)	MassMutual RetireSMARTSM by JPMorgan 2040 Fund Sub-Account (27)
Investment income:
Dividends	$22,758	$33,178	$43,348	$35,811	$31,322
Expenses:
Mortality and expense risk charges	(7,338)	(10,687)	(12,798)	(10,615)	(9,251)
Total Expenses	(7,338)	(10,687)	(12,798)	(10,615)	(9,251)
Net Investment income (loss)	15,420	22,491	30,550	25,196	22,071
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(58,763)	(28,008)	(21,003)	(41,149)	(22,902)
Net realized gain on distributions	68,212	103,763	173,995	132,675	130,044
Net unrealized appreciation (depreciation) of Investments during the year	(69,460)	(174,467)	(293,066)	(228,510)	(232,247)
Net gain (loss) on investments	(60,011)	(98,712)	(140,074)	(136,984)	(125,105)
Net increase (decrease) in net assets resulting from operations	$(44,591)	$(76,221)	$(109,524)	$(111,788)	$(103,034)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	MassMutual RetireSMARTSM by JPMorgan 2045 Fund Sub-Account (28)	MassMutual RetireSMARTSM by JPMorgan 2050 Fund Sub-Account (29)	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund Sub-Account (30)	MassMutual RetireSMARTSM by JPMorgan 2055 Fund Sub-Account (31)	American Century Heritage Fund Sub-Account
Investment income:
Dividends	$21,032	$13,256	$945	$5,856	$—
Expenses:
Mortality and expense risk charges	(6,270)	(4,719)	(88)	(1,730)	(4,968)
Total Expenses	(6,270)	(4,719)	(88)	(1,730)	(4,968)
Net Investment income (loss)	14,762	8,537	857	4,126	(4,968)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(33,472)	(15,342)	(532)	(11,422)	(416)
Net realized gain on distributions	89,673	65,791	423	22,900	154,422
Net unrealized appreciation (depreciation) of Investments during the year	(148,121)	(105,278)	(2,172)	(35,758)	(193,974)
Net gain (loss) on investments	(91,920)	(54,829)	(2,281)	(24,280)	(39,968)
Net increase (decrease) in net assets resulting from operations	$(77,158)	$(46,292)	$(1,424)	$(20,154)	$(44,936)

(28)  Formerly MassMutual RetireSMARTSM 2045 Fund. Change effective September 24, 2018

(29)  Formerly MassMutual RetireSMARTSM 2050 Fund. Change effective September 24, 2018

(30)  Formerly MassMutual RetireSMARTSM In Retirement Fund. Change effective September 24, 2018

(31)  Formerly MassMutual RetireSMARTSM 2055. Change effective September 24, 2018

(32)  Effective April 20, 2018 HIMCO VIT Index Fund merged with Blackrock VI S&P 500 Index Fund

(33)  Funded as of April 6, 2018

The accompanying notes are an integral part of these financial statements.

	ClearBridge Small Cap Value Fund Sub-Account	Oak Ridge Small Cap Growth Fund Sub-Account	HIMCO VIT Index Fund Sub-Account (32)	Oppenheimer Corporate Bond Fund Sub-Account	MassMutual Premier Strategic Emerging Markets Fund Sub-Account (33)
Investment income:
Dividends	$4	$70	$239,873	$24	$16
Expenses:
Mortality and expense risk charges	(15)	(5,230)	(17,847)	(10)	(64)
Total Expenses	(15)	(5,230)	(17,847)	(10)	(64)
Net Investment income (loss)	(11)	(5,160)	222,026	14	(48)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(4)	(79,632)	630,567	(4)	(5)
Net realized gain on distributions	192	84,616	994,669	—	—
Net unrealized appreciation (depreciation) of Investments during the year	(616)	(38,544)	(1,822,568)	(40)	(1,102)
Net gain (loss) on investments	(428)	(33,560)	(197,332)	(44)	(1,107)
Net increase (decrease) in net assets resulting from operations	$(439)	$(38,720)	$24,694	$(30)	$(1,155)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	MassMutual Premier Small Cap Opportunities Fund Sub-Account	MassMutual Select Small Cap Growth Equity Fund Sub-Account (34)	Fidelity VIP Freedom 2035 Portfolio Sub-Account (35)	Fidelity VIP Freedom 2040 Portfolio Sub-Account	Fidelity VIP Freedom 2050 Portfolio Sub-Account
Investment income:
Dividends	$66	$—	$78	$—	$4
Expenses:
Mortality and expense risk charges	(627)	—	(27)	(128)	(1)
Total Expenses	(627)	—	(27)	(128)	(1)
Net Investment income (loss)	(561)	—	51	(128)	3
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	111	—	(2)	(215)	—
Net realized gain on distributions	20,036	73	161	—	11
Net unrealized appreciation (depreciation) of Investments during the year	(43,212)	(122)	(1,295)	(2)	(57)
Net gain (loss) on investments	(23,065)	(49)	(1,136)	(217)	(46)
Net increase (decrease) in net assets resulting from operations	$(23,626)	$(49)	$(1,085)	$(345)	$(43)

(34)  Funded as of August 29, 2018

(35)  Funded as of January 16, 2018

(36)  Funded as of April 20, 2018

The accompanying notes are an integral part of these financial statements.

	Ivy Small Cap Growth Fund Sub-Account	T. Rowe Price Retirement 2060 Fund Sub-Account (36)	MSIF Global Opportunity Portfolio Sub-Account	JPMorgan U.S. Government Money Market Fund Sub-Account	American Century U.S. Government Money Market Fund Sub-Account
Investment income:
Dividends	$—	$25	$—	$13,298	$13,729
Expenses:
Mortality and expense risk charges	(470)	(5)	(805)	(8,682)	(4,264)
Total Expenses	(470)	(5)	(805)	(8,682)	(4,264)
Net Investment income (loss)	(470)	20	(805)	4,616	9,465
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(6,109)	(3)	1,205	—	—
Net realized gain on distributions	128,813	117	703	—	—
Net unrealized appreciation (depreciation) of Investments during the year	(205,478)	(393)	(12,042)	—	—
Net gain (loss) on investments	(82,774)	(279)	(10,134)	—	—
Net increase (decrease) in net assets resulting from operations	$(83,244)	$(259)	$(10,939)	$4,616	$9,465

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	Invesco Balanced-Risk Commodity Strategy Fund Sub-Account	Columbia Select International Equity Fund Sub-Account	Putnam Growth Opportunities Fund Sub-Account	John Hancock New Opportunities Fund Sub-Account	Columbia Large Cap Growth III Sub-Account
Investment income:
Dividends	$21	$176	$—	$262	$—
Expenses:
Mortality and expense risk charges	(150)	(76)	(46)	(3,561)	(6,232)
Total Expenses	(150)	(76)	(46)	(3,561)	(6,232)
Net Investment income (loss)	(129)	100	(46)	(3,299)	(6,232)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	61	86	13	23,525	19,960
Net realized gain on distributions	3	—	278	72,909	63,346
Net unrealized appreciation (depreciation) of Investments during the year	(1,957)	(1,465)	(254)	(162,612)	(105,658)
Net gain (loss) on investments	(1,893)	(1,379)	37	(66,178)	(22,352)
Net increase (decrease) in net assets resulting from operations	$(2,022)	$(1,279)	$(9)	$(69,477)	$(28,584)

(37)  Effective October 26, 2018 Hartford Global Capital Appreciation Fund merged with Hartford International Equity Fund

(38)  Funded as of March 2, 2018

The accompanying notes are an integral part of these financial statements.

	Hartford Global Capital Appreciation Fund Sub-Account (37)	Victory RS Value Fund Sub-Account	Pioneer Global Equity Fund Sub-Account	BlackRock Advantage Small Cap Growth Fund Sub-Account (38)
Investment income:
Dividends	$8,085	$11,322	$6,635	$774
Expenses:
Mortality and expense risk charges	(7,592)	—	(8,726)	(5,301)
Total Expenses	(7,592)	—	(8,726)	(5,301)
Net Investment income (loss)	493	11,322	(2,091)	(4,527)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(10,569)	(23,596)	8,519	6,773
Net realized gain on distributions	109,646	208,736	85,692	202,972
Net unrealized appreciation (depreciation) of Investments during the year	(193,585)	(389,728)	(287,803)	(272,918)
Net gain (loss) on investments	(94,508)	(204,588)	(193,592)	(63,173)
Net increase (decrease) in net assets resulting from operations	$(94,015)	$(193,266)	$(195,683)	$(67,700)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2018

	MassMutual Select T.Rowe Price Retire 2035 Fund Sub-Account (39)	BlackRock S&P 500 Index V.I. Fund Sub-Account (40)	Hartford International Equity Fund Sub-Account (41)	BNY Mellon Insight Core Plus Fund Sub-Account (42)
Investment income:
Dividends	$247	$113,239	$2,631	$4,383
Expenses:
Mortality and expense risk charges	(29)	(39,455)	(1,485)	(638)
Total Expenses	(29)	(39,455)	(1,485)	(638)
Net Investment income (loss)	218	73,784	1,146	3,745
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	—	5,947	(27,146)	(11)
Net realized gain on distributions	1	484,641	2,071	—
Net unrealized appreciation (depreciation) of Investments during the year	(1,060)	(1,135,609)	(16,206)	4,156
Net gain (loss) on investments	(1,059)	(645,021)	(41,281)	4,145
Net increase (decrease) in net assets resulting from operations	$(841)	$(571,237)	$(40,135)	$7,890

(39)  Funded as of November 14, 2018

(40)  Funded as of April 20, 2018

(41)  Funded as of October 26, 2018

(42)  Funded as of October 19, 2018

The accompanying notes are an integral part of these financial statements.

	MM Russell 2000® Small Cap Index Fund Sub-Account	MM S&P 500® Index Fund Sub-Account	MM S&P Mid Cap Index Fund Sub-Account
Investment income:
Dividends	$844	$20,722	$16,359
Expenses:
Mortality and expense risk charges	(1,885)	(11,037)	(14,071)
Total Expenses	(1,885)	(11,037)	(14,071)
Net Investment income (loss)	(1,041)	9,685	2,288
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	6,095	(132,961)	42,830
Net realized gain on distributions	8,950	196,528	86,743
Net unrealized appreciation (depreciation) of Investments during the year	(26,900)	(141,010)	(331,791)
Net gain (loss) on investments	(11,855)	(77,443)	(202,218)
Net increase (decrease) in net assets resulting from operations	$(12,896)	$(67,758)	$(199,930)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (concluded)
For the Year Ended December 31, 2018

	Russell Balanced Strategy Fund Sub-Account	Russell Conservative Strategy Fund Sub-Account	Russell Equity Growth Strategy Fund Sub-Account	Russell Growth Strategy Fund Sub-Account
Investment income:
Dividends	$16,117	$444	$70	$30,874
Expenses:
Mortality and expense risk charges	(2,585)	(161)	(17)	(4,863)
Total Expenses	(2,585)	(161)	(17)	(4,863)
Net Investment income (loss)	13,532	283	53	26,011
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(523)	(16)	—	(180)
Net realized gain on distributions	—	111	—	6,099
Net unrealized appreciation (depreciation) of Investments during the year	(34,096)	(964)	(221)	(81,757)
Net gain (loss) on investments	(34,619)	(869)	(221)	(75,838)
Net increase (decrease) in net assets resulting from operations	$(21,087)	$(586)	$(168)	$(49,827)

The accompanying notes are an integral part of these financial statements.

	Russell Moderate Strategy Fund Sub-Account	PIMCO Total Return Fund Sub-Account	PIMCO Real Return Fund Sub-Account
Investment income:
Dividends	$15,876	$519,860	$312,505
Expenses:
Mortality and expense risk charges	(3,031)	(121,518)	(58,583)
Total Expenses	(3,031)	(121,518)	(58,583)
Net Investment income (loss)	12,845	398,342	253,922
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(299)	(358,664)	(180,355)
Net realized gain on distributions	1,232	—	—
Net unrealized appreciation (depreciation) of Investments during the year	(34,465)	(306,578)	(460,958)
Net gain (loss) on investments	(33,532)	(665,242)	(641,313)
Net increase (decrease) in net assets resulting from operations	$(20,687)	$(266,900)	$(387,391)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Year Ended December 31, 2018

	American Century Equity Income Fund Sub-Account	American Century Growth Fund Sub-Account	American Century Ultra® Fund Sub-Account	American Century VP Balanced Fund Sub-Account	American Century VP International Fund Sub-Account
Operations:
Net investment income (loss)	$521,441	$33,142	$(2,338)	$1,201	$912
Net realized gain (loss) on security transactions	212,797	675,401	6,187	1,529	12,803
Net realized gain on distributions	1,658,461	2,354,211	31,397	1,204	6,727
Net unrealized appreciation (depreciation) of investments during the year	(3,856,669)	(3,124,079)	(36,134)	(11,047)	(18,567)
Net increase (decrease) in net assets resulting from operations	(1,463,970)	(61,325)	(888)	(7,113)	1,875
Unit transactions:
Purchases	2,733,825	313,492	23,145	1,300	925
Net transfers	(1,831,947)	(323,922)	1,359	(1,710)	(81,835)
Surrenders for benefit payments and fees	(4,956,915)	(3,451,215)	(19,848)	(16,513)	(10,000)
Other transactions	110	(324)	(1)	—	2
Death benefits	—	—	—	—	—
Net loan activity	(68)	(223)	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(4,054,995)	(3,462,192)	4,655	(16,923)	(90,908)
Net increase (decrease) in net assets	(5,518,965)	(3,523,517)	3,767	(24,036)	(89,033)
Net Assets:
Beginning of year	35,240,030	23,330,262	391,486	181,590	103,541
End of year	$29,721,065	$19,806,745	$395,253	$157,554	$14,508

The accompanying notes are an integral part of these financial statements.

	American Century Small Cap Value Fund Sub-Account	American Century Large Company Value Fund Sub-Account	American Century Inflation-Adjusted Bond Fund Sub-Account	American Century Equity Growth Fund Sub-Account	American Century VP Income & Growth Fund Sub-Account
Operations:
Net investment income (loss)	$15,663	$355	$2,198	$128	$2,962
Net realized gain (loss) on security transactions	1,147	1,003	(322)	7,531	1,597
Net realized gain on distributions	494,436	1,596	—	38,097	17,943
Net unrealized appreciation (depreciation) of investments during the year	(1,136,295)	(6,519)	(5,893)	(72,417)	(40,284)
Net increase (decrease) in net assets resulting from operations	(625,049)	(3,565)	(4,017)	(26,661)	(17,782)
Unit transactions:
Purchases	95,768	3,667	16,877	71,002	4,476
Net transfers	(85,076)	(1,770)	—	(17,305)	(398)
Surrenders for benefit payments and fees	(437,290)	(3,566)	(6,472)	(78,582)	(2,153)
Other transactions	(86)	—	1	(10)	—
Death benefits	—	—	—	—	—
Net loan activity	(34)	—	—	(18)	—
Net annuity transactions	—	—	—	—	(4,123)
Net increase (decrease) in net assets resulting from unit transactions	(426,718)	(1,669)	10,406	(24,913)	(2,198)
Net increase (decrease) in net assets	(1,051,767)	(5,234)	6,389	(51,574)	(19,980)
Net Assets:
Beginning of year	4,080,146	41,863	110,875	413,276	239,650
End of year	$3,028,379	$36,629	$117,264	$361,702	$219,670

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	American Century VP Ultra Fund Sub-Account	American Century VP Value Fund Sub-Account	American Century Mid Cap Value Fund Sub-Account	Invesco V.I. Small Cap Equity Fund Sub-Account	Invesco V.I. Diversified Dividend Fund Sub-Account
Operations:
Net investment income (loss)	$(4,414)	$8,757	$4,806	$(699)	$684
Net realized gain (loss) on security transactions	24,404	17,226	15,679	3,529	3,357
Net realized gain on distributions	97,256	57	107,588	6,552	1,440
Net unrealized appreciation (depreciation) of investments during the year	(110,269)	(114,953)	(275,044)	(22,636)	(8,810)
Net increase (decrease) in net assets resulting from operations	6,977	(88,913)	(146,971)	(13,254)	(3,329)
Unit transactions:
Purchases	3,118	10,868	141,946	—	—
Net transfers	(31,248)	1,394	(77,932)	(38,693)	—
Surrenders for benefit payments and fees	(26,280)	(20,004)	(247,145)	(1,453)	(15,465)
Other transactions	—	—	(8)	1	1
Death benefits	—	—	—	—	—
Net loan activity	—	—	(2)	—	—
Net annuity transactions	—	(2,500)	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(54,410)	(10,242)	(183,141)	(40,145)	(15,464)
Net increase (decrease) in net assets	(47,433)	(99,155)	(330,112)	(53,399)	(18,793)
Net Assets:
Beginning of year	925,765	903,701	1,254,819	134,717	52,423
End of year	$878,332	$804,546	$924,707	$81,318	$33,630

The accompanying notes are an integral part of these financial statements.

	Invesco European Growth Fund Sub-Account	Invesco International Growth Fund Sub-Account	Invesco Mid Cap Core Equity Fund Sub-Account	Invesco Small Cap Growth Fund Sub-Account	Invesco Real Estate Fund Sub-Account
Operations:
Net investment income (loss)	$3,095	$(805)	$(1,472)	$(13,321)	$44,430
Net realized gain (loss) on security transactions	1,349	20,848	(2,302)	47,840	(142,758)
Net realized gain on distributions	—	20,651	26,642	175,378	233,030
Net unrealized appreciation (depreciation) of investments during the year	(88,539)	(90,901)	(58,789)	(422,850)	(420,509)
Net increase (decrease) in net assets resulting from operations	(84,095)	(50,207)	(35,921)	(212,953)	(285,807)
Unit transactions:
Purchases	22,941	53,391	17,729	220,651	238,029
Net transfers	46	(18,577)	(58,867)	718,385	(126,656)
Surrenders for benefit payments and fees	(15,065)	(147,999)	(8,103)	(463,845)	(910,471)
Other transactions	8	5	4	(294)	1
Death benefits	—	—	—	—	—
Net loan activity	(11)	(20)	(1)	(52)	(185)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	7,919	(113,200)	(49,238)	474,845	(799,282)
Net increase (decrease) in net assets	(76,176)	(163,407)	(85,159)	261,892	(1,085,089)
Net Assets:
Beginning of year	431,104	423,563	344,227	1,780,165	5,152,583
End of year	$354,928	$260,156	$259,068	$2,042,057	$4,067,494

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Invesco Small Cap Equity Fund Sub-Account	Invesco Developing Markets Fund Sub-Account	American Century Diversified Bond Fund Sub-Account	Domini Impact Equity Fund Sub-Account	AB Global Bond Fund Sub-Account
Operations:
Net investment income (loss)	$(4,363)	$31,356	$1,769	$18,041	$1,491
Net realized gain (loss) on security transactions	17,284	38,387	(767)	28,472	(218)
Net realized gain on distributions	124,147	—	—	210,059	—
Net unrealized appreciation (depreciation) of investments during the year	(281,385)	(645,131)	(5,328)	(436,997)	(2,322)
Net increase (decrease) in net assets resulting from operations	(144,317)	(575,388)	(4,326)	(180,425)	(1,049)
Unit transactions:
Purchases	73,898	428,197	35,685	249,539	10,909
Net transfers	(116,259)	26,638	(7,913)	11,631	(1,039)
Surrenders for benefit payments and fees	(99,709)	(451,276)	(4,754)	(305,353)	(14,666)
Other transactions	6	(17)	2	7	235
Death benefits	—	—	—	—	—
Net loan activity	(8)	(74)	(60)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(142,072)	3,468	22,960	(44,176)	(4,561)
Net increase (decrease) in net assets	(286,389)	(571,920)	18,634	(224,601)	(5,610)
Net Assets:
Beginning of year	1,074,842	2,890,257	141,510	2,041,079	94,597
End of year	$788,453	$2,318,337	$160,144	$1,816,478	$88,987

(1)  Formerly AB International Growth Fund. Change effective January 8, 2018

The accompanying notes are an integral part of these financial statements.

	AB Global Risk Allocation Fund Sub-Account	AB Relative Value Fund Sub-Account	AB Sustainable International Thematic Fund Sub-Account (1)	AB International Value Fund Sub-Account	AB Growth Fund Sub-Account
Operations:
Net investment income (loss)	$(556)	$1,064	$(3,859)	$(5,314)	$(497)
Net realized gain (loss) on security transactions	767	686	5,303	(6,391)	11,701
Net realized gain on distributions	—	21,939	52,512	—	11,411
Net unrealized appreciation (depreciation) of investments during the year	(18,649)	(36,494)	(145,971)	(206,144)	(18,654)
Net increase (decrease) in net assets resulting from operations	(18,438)	(12,805)	(92,015)	(217,849)	3,961
Unit transactions:
Purchases	9,341	15,923	62,072	86,274	983
Net transfers	(17,507)	20,600	(24,737)	(18,422)	(12,821)
Surrenders for benefit payments and fees	(15,831)	(8,638)	(54,896)	(161,336)	(9,702)
Other transactions	3	1	(10)	—	(1)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(38)	(8)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(23,994)	27,886	(17,609)	(93,492)	(21,541)
Net increase (decrease) in net assets	(42,432)	15,081	(109,624)	(311,341)	(17,580)
Net Assets:
Beginning of year	209,796	166,804	526,782	953,953	99,839
End of year	$167,364	$181,885	$417,158	$642,612	$82,259

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	AB Discovery Growth Fund Sub-Account	AB Discovery Value Fund Sub-Account	AB Value Fund Sub-Account	AB High Income Fund Sub-Account	American Funds AMCAP Fund® Sub-Account
Operations:
Net investment income (loss)	$(2,100)	$(4,833)	$(17)	$31,587	$(21,543)
Net realized gain (loss) on security transactions	364	8,777	308	(13,658)	155,844
Net realized gain on distributions	50,092	86,090	262	—	341,367
Net unrealized appreciation (depreciation) of investments during the year	(68,007)	(242,843)	(1,896)	(55,709)	(586,708)
Net increase (decrease) in net assets resulting from operations	(19,651)	(152,809)	(1,343)	(37,780)	(111,040)
Unit transactions:
Purchases	28,733	91,574	1,706	84,153	376,613
Net transfers	43,958	63,538	—	15,969	161,529
Surrenders for benefit payments and fees	(458)	(92,042)	(2,361)	(413,106)	(537,591)
Other transactions	3	13	1	(81)	(30)
Death benefits	—	—	—	—	—
Net loan activity	—	(6)	—	(7)	(116)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	72,236	63,077	(654)	(313,072)	405
Net increase (decrease) in net assets	52,585	(89,732)	(1,997)	(350,852)	(110,635)
Net Assets:
Beginning of year	243,475	899,260	9,459	830,928	3,636,876
End of year	$296,060	$809,528	$7,462	$480,076	$3,526,241

The accompanying notes are an integral part of these financial statements.

	American Funds American Balanced Fund® Sub-Account	American Funds Capital Income Builder® Sub-Account	American Funds EuroPacific Growth Fund Sub-Account	American Funds Fundamental Investors FundSM Sub-Account	American Funds New Perspective Fund® Sub-Account
Operations:
Net investment income (loss)	$66,911	$381,506	$171,776	$80,255	$(11,352)
Net realized gain (loss) on security transactions	245,220	243,125	1,020,495	882,499	354,563
Net realized gain on distributions	337,720	—	1,253,925	1,231,977	480,778
Net unrealized appreciation (depreciation) of investments during the year	(990,231)	(1,969,294)	(7,208,504)	(3,368,911)	(1,390,067)
Net increase (decrease) in net assets resulting from operations	(340,380)	(1,344,663)	(4,762,308)	(1,174,180)	(566,078)
Unit transactions:
Purchases	1,272,417	1,775,084	2,860,096	1,452,699	941,881
Net transfers	(73,099)	(712,242)	(44,296)	244,489	63,527
Surrenders for benefit payments and fees	(1,193,432)	(2,636,157)	(4,588,663)	(3,356,421)	(1,603,903)
Other transactions	462	92	(162)	13	(253)
Death benefits	—	—	—	—	—
Net loan activity	(429)	(189)	(902)	(366)	(202)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	5,919	(1,573,412)	(1,773,927)	(1,659,586)	(598,950)
Net increase (decrease) in net assets	(334,461)	(2,918,075)	(6,536,235)	(2,833,766)	(1,165,028)
Net Assets:
Beginning of year	8,972,582	17,705,173	32,280,342	17,653,478	9,070,660
End of year	$8,638,121	$14,787,098	$25,744,107	$14,819,712	$7,905,632

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	American Funds The Bond Fund of America® Sub-Account	American Funds The Growth Fund of America® Sub-Account	American Funds The Income Fund of America® Sub-Account	American Funds The Investment Company of America® Sub-Account	American Funds The New Economy Fund® Sub-Account
Operations:
Net investment income (loss)	$52,609	$(222,122)	$241,171	$63,248	$(15,581)
Net realized gain (loss) on security transactions	(1,326)	2,549,665	389,195	245,034	134,867
Net realized gain on distributions	—	4,254,673	457,142	765,364	227,718
Net unrealized appreciation (depreciation) of investments during the year	(113,133)	(7,924,680)	(1,837,178)	(1,756,222)	(473,175)
Net increase (decrease) in net assets resulting from operations	(61,850)	(1,342,464)	(749,670)	(682,576)	(126,171)
Unit transactions:
Purchases	436,717	4,065,661	1,155,526	930,219	285,468
Net transfers	(61,546)	(831,465)	(533,953)	(142,923)	(1,026)
Surrenders for benefit payments and fees	(937,328)	(9,405,547)	(3,153,262)	(1,610,167)	(436,185)
Other transactions	128	(2,135)	—	(80)	(16)
Death benefits	—	—	—	—	—
Net loan activity	(116)	(1,429)	(314)	(171)	(80)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(562,145)	(6,174,915)	(2,532,003)	(823,122)	(151,839)
Net increase (decrease) in net assets	(623,995)	(7,517,379)	(3,281,673)	(1,505,698)	(278,010)
Net Assets:
Beginning of year	4,576,638	47,863,870	13,760,699	10,209,753	2,910,088
End of year	$3,952,643	$40,346,491	$10,479,026	$8,704,055	$2,632,078

The accompanying notes are an integral part of these financial statements.

	American Funds Washington Mutual Investors FundSM Sub-Account	American Funds American Mutual Fund® Sub-Account	American Funds Capital World Growth and Income Fund® Sub-Account	American Funds SMALLCAP World Fund® Sub-Account	New World Fund Sub-Account
Operations:
Net investment income (loss)	$34,527	$37,090	$314,997	$(7,473)	$709
Net realized gain (loss) on security transactions	157,105	157,692	750,071	63,546	130
Net realized gain on distributions	265,207	144,273	1,050,268	50,675	3,612
Net unrealized appreciation (depreciation) of investments during the year	(649,969)	(448,470)	(4,892,374)	(191,048)	(49,859)
Net increase (decrease) in net assets resulting from operations	(193,130)	(109,415)	(2,777,038)	(84,300)	(45,408)
Unit transactions:
Purchases	437,418	394,460	1,879,338	82,891	37,307
Net transfers	(102,764)	(68,106)	(445,952)	(17,654)	85,679
Surrenders for benefit payments and fees	(620,487)	(564,732)	(3,716,383)	(284,765)	(7,182)
Other transactions	2	(477)	293	2	2
Death benefits	—	—	—	—	—
Net loan activity	(126)	(65)	(503)	(7)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(285,957)	(238,920)	(2,283,207)	(219,533)	115,806
Net increase (decrease) in net assets	(479,087)	(348,335)	(5,060,245)	(303,833)	70,398
Net Assets:
Beginning of year	5,016,096	3,800,522	26,990,765	1,042,221	222,629
End of year	$4,537,009	$3,452,187	$21,930,520	$738,388	$293,027

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Ariel Appreciation Fund Sub-Account	Ariel Fund Sub-Account	Artisan Mid Cap Value Fund Sub-Account	Ave Maria Rising Dividend Fund Sub-Account	Ave Maria Value Fund Sub-Account
Operations:
Net investment income (loss)	$453	$714	$4,694	$9,581	$(153)
Net realized gain (loss) on security transactions	(291)	1,008	26,347	56,038	11
Net realized gain on distributions	8,980	22,379	526,877	111,141	1,313
Net unrealized appreciation (depreciation) of investments during the year	(35,405)	(68,047)	(1,109,632)	(259,876)	(2,688)
Net increase (decrease) in net assets resulting from operations	(26,263)	(43,946)	(551,714)	(83,116)	(1,517)
Unit transactions:
Purchases	12,514	17,052	23,509	224,763	2,906
Net transfers	(7,641)	(6,061)	(64,717)	(377,748)	—
Surrenders for benefit payments and fees	(6,374)	(899)	(645,245)	(197,410)	(12)
Other transactions	2	3	28	(6)	2
Death benefits	—	—	—	—	—
Net loan activity	—	—	(7)	(44)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,499)	10,095	(686,432)	(350,445)	2,896
Net increase (decrease) in net assets	(27,762)	(33,851)	(1,238,146)	(433,561)	1,379
Net Assets:
Beginning of year	181,326	298,898	4,784,173	1,747,751	12,124
End of year	$153,564	$265,047	$3,546,027	$1,314,190	$13,503

The accompanying notes are an integral part of these financial statements.

	Ave Maria Growth Fund Sub-Account	BlackRock LifePath® Dynamic 2020 Fund Sub-Account	BlackRock LifePath® Dynamic 2030 Fund Sub-Account	BlackRock LifePath® Dynamic 2040 Fund Sub-Account	BlackRock LifePath® Dynamic Retirement Fund Sub-Account
Operations:
Net investment income (loss)	$(619)	$387,570	$429,257	$340,500	$64,140
Net realized gain (loss) on security transactions	423	19,597	(214,212)	(93,141)	(29,512)
Net realized gain on distributions	4,535	1,249,788	2,521,309	2,714,642	186,194
Net unrealized appreciation (depreciation) of investments during the year	(6,777)	(2,461,481)	(4,340,091)	(5,001,933)	(345,813)
Net increase (decrease) in net assets resulting from operations	(2,438)	(804,526)	(1,603,737)	(2,039,932)	(124,991)
Unit transactions:
Purchases	12,030	1,290,287	2,414,697	2,672,388	172,896
Net transfers	154	(67,768)	(163,194)	4,767	(5,287)
Surrenders for benefit payments and fees	(2,191)	(3,285,297)	(3,034,649)	(3,096,577)	(509,948)
Other transactions	2	(590)	6	(454)	2
Death benefits	—	—	—	—	—
Net loan activity	(10)	(1,672)	(2,375)	(1,985)	(133)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	9,985	(2,065,040)	(785,515)	(421,861)	(342,470)
Net increase (decrease) in net assets	7,547	(2,869,566)	(2,389,252)	(2,461,793)	(467,461)
Net Assets:
Beginning of year	61,764	20,534,467	27,146,541	25,682,408	3,240,657
End of year	$69,311	$17,664,901	$24,757,289	$23,220,615	$2,773,196

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	BlackRock LifePath® Dynamic 2050 Fund Sub-Account	BlackRock LifePath® Dynamic 2025 Fund Sub-Account	BlackRock LifePath® Dynamic 2035 Fund Sub-Account	BlackRock LifePath® Dynamic 2045 Fund Sub-Account	BlackRock LifePath® Dynamic 2055 Fund Sub-Account
Operations:
Net investment income (loss)	$67,410	$4,236	$3,155	$1,496	$1,788
Net realized gain (loss) on security transactions	42,866	430	236	(97)	1,310
Net realized gain on distributions	560,969	21,557	33,306	17,450	18,417
Net unrealized appreciation (depreciation) of investments during the year	(1,141,212)	(46,192)	(75,004)	(42,262)	(46,419)
Net increase (decrease) in net assets resulting from operations	(469,967)	(19,969)	(38,307)	(23,413)	(24,904)
Unit transactions:
Purchases	988,007	66,258	91,696	108,909	110,841
Net transfers	(49,740)	(36)	134,322	199	(2,097)
Surrenders for benefit payments and fees	(519,361)	(37,445)	(10,368)	(16,253)	(23,953)
Other transactions	(8)	2	3	2	4
Death benefits	—	—	—	—	—
Net loan activity	(565)	—	—	(90)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	418,333	28,779	215,653	92,767	84,795
Net increase (decrease) in net assets	(51,634)	8,810	177,346	69,354	59,891
Net Assets:
Beginning of year	4,780,546	313,725	238,440	151,664	194,555
End of year	$4,728,912	$322,535	$415,786	$221,018	$254,446

The accompanying notes are an integral part of these financial statements.

	Baron Small Cap Fund Sub-Account	BlackRock U.S. Government Bond Portfolio Sub-Account	BlackRock Equity Dividend Fund Sub-Account	BlackRock Capital Appreciation Fund Sub-Account	BlackRock Advantage Large Cap Growth Fund Sub-Account
Operations:
Net investment income (loss)	$(934)	$2,179	$23,469	$(3,389)	$(505)
Net realized gain (loss) on security transactions	58,261	(219)	61,430	20,655	2,574
Net realized gain on distributions	220,714	186	246,035	41,734	5,558
Net unrealized appreciation (depreciation) of investments during the year	(413,021)	(2,695)	(545,893)	(49,520)	(10,353)
Net increase (decrease) in net assets resulting from operations	(134,980)	(549)	(214,959)	9,480	(2,726)
Unit transactions:
Purchases	15,036	15,092	327,881	57,014	14,499
Net transfers	(76,552)	—	41,182	1,076	4,051
Surrenders for benefit payments and fees	(489,945)	(3,178)	(711,389)	(98,318)	(13,032)
Other transactions	468	6	(2)	(3)	—
Death benefits	—	—	—	—	—
Net loan activity	(24)	—	(103)	(12)	(27)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(551,017)	11,920	(342,431)	(40,243)	5,491
Net increase (decrease) in net assets	(685,997)	11,371	(557,390)	(30,763)	2,765
Net Assets:
Beginning of year	2,865,499	151,447	2,917,513	362,533	70,248
End of year	$2,179,502	$162,818	$2,360,123	$331,770	$73,013

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Calvert VP SRI Balanced Portfolio Sub-Account	Calvert Equity Fund Sub-Account	Calvert Bond Fund Sub-Account	Calvert Income Fund Sub-Account	Columbia Contrarian Core Fund Sub-Account
Operations:
Net investment income (loss)	$3,817	$(35,142)	$38,403	$12,358	$(1,500)
Net realized gain (loss) on security transactions	296	94,709	(4,018)	253	29,425
Net realized gain on distributions	32,513	472,200	—	—	48,993
Net unrealized appreciation (depreciation) of investments during the year	(48,328)	(251,882)	(48,736)	(34,900)	(139,052)
Net increase (decrease) in net assets resulting from operations	(11,702)	279,885	(14,351)	(22,289)	(62,134)
Unit transactions:
Purchases	4,160	523,116	266,680	75,000	98,621
Net transfers	—	43,746	64,363	(71,817)	(47,879)
Surrenders for benefit payments and fees	(238)	(995,811)	(201,069)	(78,225)	(219,033)
Other transactions	—	52	(1)	—	6
Death benefits	—	—	—	—	—
Net loan activity	—	(96)	(42)	(22)	(25)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	3,922	(428,993)	129,931	(75,064)	(168,310)
Net increase (decrease) in net assets	(7,780)	(149,108)	115,580	(97,353)	(230,444)
Net Assets:
Beginning of year	343,995	6,002,221	1,982,296	560,785	759,164
End of year	$336,215	$5,853,113	$2,097,876	$463,432	$528,720

(2)  Formerly Columbia Mid Cap Value Fund. Change effective July 1, 2018

The accompanying notes are an integral part of these financial statements.

	Columbia Small Cap Value I Fund Sub-Account	Columbia Select Mid Cap Value Fund Sub-Account (2)	Columbia Acorn Fund Sub-Account	CRM Mid Cap Value Fund Sub-Account	Columbia Disciplined Small Core Fund Sub-Account
Operations:
Net investment income (loss)	$(559)	$(3,767)	$(10,459)	$(591)	$(1,709)
Net realized gain (loss) on security transactions	115	(23,513)	(121,045)	(801)	(146,419)
Net realized gain on distributions	5,325	211,847	134,354	34,735	46,124
Net unrealized appreciation (depreciation) of investments during the year	(19,429)	(310,959)	(64,146)	(62,754)	64,685
Net increase (decrease) in net assets resulting from operations	(14,548)	(126,392)	(61,296)	(29,411)	(37,319)
Unit transactions:
Purchases	3,893	96,609	100,351	25,751	29,183
Net transfers	6	10,977	35,916	11,233	(26,463)
Surrenders for benefit payments and fees	(4,487)	(102,793)	(245,039)	(22,541)	(134,594)
Other transactions	5	4	(20)	2	3
Death benefits	—	—	—	—	—
Net loan activity	—	(14)	(43)	—	(11)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(583)	4,783	(108,835)	14,445	(131,882)
Net increase (decrease) in net assets	(15,131)	(121,609)	(170,131)	(14,966)	(169,201)
Net Assets:
Beginning of year	76,066	890,431	1,095,978	390,236	205,043
End of year	$60,935	$768,822	$925,847	$375,270	$35,842

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Calamos International Growth Fund Sub-Account	Davis Financial Fund Sub-Account	Davis New York Venture Fund Sub-Account	Davis Opportunity Fund Sub-Account	Delaware Diversified Income Fund Sub-Account
Operations:
Net investment income (loss)	$(57)	$351	$(9,438)	$(1,355)	$10,895
Net realized gain (loss) on security transactions	2,732	6,085	(31,334)	9,329	(9,600)
Net realized gain on distributions	123	13,270	1,040,175	17,633	—
Net unrealized appreciation (depreciation) of investments during the year	(2,746)	(45,893)	(1,746,133)	(51,962)	(11,622)
Net increase (decrease) in net assets resulting from operations	52	(26,187)	(746,730)	(26,355)	(10,327)
Unit transactions:
Purchases	955	22,061	421,385	11,160	63,768
Net transfers	—	(6,082)	48,710	52,918	(18,707)
Surrenders for benefit payments and fees	(16,589)	(20,276)	(1,134,777)	(55,405)	(137,378)
Other transactions	—	3	(38)	3	(25)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(64)	—	(20)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(15,634)	(4,294)	(664,784)	8,676	(92,362)
Net increase (decrease) in net assets	(15,582)	(30,481)	(1,411,514)	(17,679)	(102,689)
Net Assets:
Beginning of year	16,601	217,918	6,230,416	154,506	346,628
End of year	$1,019	$187,437	$4,818,902	$136,827	$243,939

The accompanying notes are an integral part of these financial statements.

	Delaware Extended Duration Bond Fund Sub-Account	Dreyfus Bond Market Index Fund Sub-Account	Dreyfus VIF Appreciation Portfolio Sub-Account	Dreyfus International Stock Index Fund Sub-Account	Dreyfus MidCap Index Fund Sub-Account
Operations:
Net investment income (loss)	$703	$293,615	$131	$10,064	$175,708
Net realized gain (loss) on security transactions	(192)	(142,082)	(340)	6,114	179,082
Net realized gain on distributions	—	4,087	2,952	—	1,774,276
Net unrealized appreciation (depreciation) of investments during the year	(3,023)	(234,245)	(5,167)	(80,971)	(4,198,793)
Net increase (decrease) in net assets resulting from operations	(2,512)	(78,625)	(2,424)	(64,793)	(2,069,727)
Unit transactions:
Purchases	1,915	1,782,182	1,763	34	3,063,724
Net transfers	(1,562)	(361,902)	2,152	1,305	(117,324)
Surrenders for benefit payments and fees	(3,460)	(2,272,416)	—	(62,252)	(2,839,608)
Other transactions	(4)	366	—	—	(301)
Death benefits	—	—	—	—	—
Net loan activity	—	(315)	—	—	(290)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(3,111)	(852,085)	3,915	(60,913)	106,201
Net increase (decrease) in net assets	(5,623)	(930,710)	1,491	(125,706)	(1,963,526)
Net Assets:
Beginning of year	29,255	13,447,953	23,315	513,677	17,974,522
End of year	$23,632	$12,517,243	$24,806	$387,971	$16,010,996

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Dreyfus SmallCap Stock Index Fund Sub-Account	Dreyfus VIF Growth and Income Portfolio Sub-Account	Dreyfus VIF Quality Bond Portfolio Fund Sub-Account	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Sub-Account	Dreyfus S&P 500 Index Fund Sub-Account
Operations:
Net investment income (loss)	$88,613	$12	$1,313	$46	$298,874
Net realized gain (loss) on security transactions	228,559	1,567	(157)	(1)	745,629
Net realized gain on distributions	1,219,227	2,123	—	814	3,002,684
Net unrealized appreciation (depreciation) of investments during the year	(2,747,082)	(4,184)	(3,265)	(1,079)	(5,258,526)
Net increase (decrease) in net assets resulting from operations	(1,210,683)	(482)	(2,109)	(220)	(1,211,339)
Unit transactions:
Purchases	2,348,425	—	4,987	—	4,906,791
Net transfers	452,928	(4,904)	(3,659)	—	245,709
Surrenders for benefit payments and fees	(1,931,414)	(4,832)	(639)	—	(5,545,252)
Other transactions	(296)	—	—	—	(411)
Death benefits	—	—	—	—	—
Net loan activity	(88)	—	—	—	(359)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	869,555	(9,736)	689	—	(393,522)
Net increase (decrease) in net assets	(341,128)	(10,218)	(1,420)	(220)	(1,604,861)
Net Assets:
Beginning of year	11,862,227	24,430	64,944	4,345	25,518,768
End of year	$11,521,099	$14,212	$63,524	$4,125	$23,913,907

(3)  Effective October 19, 2018 Dreyfus Intermediate Term Income Fund merged with BNY Mellon Insight Core Plus Fund

The accompanying notes are an integral part of these financial statements.

	Dreyfus Intermediate Term Income Fund Sub-Account (3)	Eaton Vance Large-Cap Value Fund Sub-Account	Eaton Vance Dividend Builder Fund Sub-Account	Eaton Vance Worldwide Health Sciences Fund Sub-Account	Eaton Vance Income Fund of Boston Sub-Account
Operations:
Net investment income (loss)	$13,776	$74,952	$18,086	$(3,664)	$133,233
Net realized gain (loss) on security transactions	(67,964)	88,124	20,915	(10,088)	(43,616)
Net realized gain on distributions	—	565,721	104,944	32,186	—
Net unrealized appreciation (depreciation) of investments during the year	23,320	(1,189,412)	(223,662)	31,490	(185,537)
Net increase (decrease) in net assets resulting from operations	(30,868)	(460,615)	(79,717)	49,924	(95,920)
Unit transactions:
Purchases	10,707	156,849	53,769	199,401	366,206
Net transfers	(676,211)	(99,205)	(1,981)	5,627	(77,331)
Surrenders for benefit payments and fees	(138,801)	(953,618)	(206,565)	(373,445)	(765,710)
Other transactions	(2)	3	3	(1)	(217)
Death benefits	—	—	—	—	—
Net loan activity	—	(183)	(28)	(33)	(140)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(804,307)	(896,154)	(154,802)	(168,451)	(477,192)
Net increase (decrease) in net assets	(835,175)	(1,356,769)	(234,519)	(118,527)	(573,112)
Net Assets:
Beginning of year	835,175	7,782,999	1,532,454	774,782	2,900,627
End of year	$—	$6,426,230	$1,297,935	$656,255	$2,327,515

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Eaton Vance Balanced Fund Sub-Account	Eaton Vance Atlanta Capital SMID-Cap Fund Sub-Account	Wells Fargo Asset Allocation Fund Sub-Account	Wells Fargo Emerging Markets Equity Fund Sub-Account	Wells Fargo Utility & Telecommunications Fund Sub-Account
Operations:
Net investment income (loss)	$659	$(4,981)	$(1,197)	$(17,883)	$75
Net realized gain (loss) on security transactions	921	26,103	4,598	121,114	776
Net realized gain on distributions	5,661	72,796	11,768	—	33
Net unrealized appreciation (depreciation) of investments during the year	(13,531)	(160,172)	(33,940)	(547,991)	(369)
Net increase (decrease) in net assets resulting from operations	(6,290)	(66,254)	(18,771)	(444,760)	515
Unit transactions:
Purchases	45,305	121,593	12,823	330,290	2,814
Net transfers	(436)	91,365	(1,657)	27,825	2,000
Surrenders for benefit payments and fees	(18,197)	(120,234)	(53,448)	(712,430)	(4,069)
Other transactions	1	16	4	(431)	(1)
Death benefits	—	—	—	—	—
Net loan activity	—	(21)	(25)	(145)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	26,673	92,719	(42,303)	(354,891)	744
Net increase (decrease) in net assets	20,383	26,465	(61,074)	(799,651)	1,259
Net Assets:
Beginning of year	109,336	965,743	220,921	2,684,537	10,782
End of year	$129,719	$992,208	$159,847	$1,884,886	$12,041

The accompanying notes are an integral part of these financial statements.

	Alger Capital Appreciation Institutional Portfolio Sub-Account	Alger Mid Cap Growth Institutional Fund Sub-Account	Alger Small Cap Growth Institutional Fund Sub-Account	Nuveen Mid Cap Growth Opportunities Fund Sub-Account	Nuveen Small Cap Select Fund Sub-Account
Operations:
Net investment income (loss)	$(35,126)	$(9,447)	$(2,030)	$(961)	$(68)
Net realized gain (loss) on security transactions	144,422	92,556	7,074	(1,436)	(6)
Net realized gain on distributions	443,157	86,800	39,898	71,875	7,979
Net unrealized appreciation (depreciation) of investments during the year	(633,442)	(277,199)	(48,910)	(105,426)	(13,467)
Net increase (decrease) in net assets resulting from operations	(80,989)	(107,290)	(3,968)	(35,948)	(5,562)
Unit transactions:
Purchases	424,793	106,862	47,766	28,792	739
Net transfers	95,428	(599)	21,446	7,694	39,124
Surrenders for benefit payments and fees	(456,090)	(245,752)	(47,704)	(24,618)	(11)
Other transactions	10	1	2	—	—
Death benefits	—	—	—	—	—
Net loan activity	(103)	(90)	(20)	(2)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	64,038	(139,578)	21,490	11,866	39,852
Net increase (decrease) in net assets	(16,951)	(246,868)	17,522	(24,082)	34,290
Net Assets:
Beginning of year	4,016,844	1,430,934	277,152	424,681	3,230
End of year	$3,999,893	$1,184,066	$294,674	$400,599	$37,520

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Nuveen Santa Barbara Dividend Growth Fund Sub-Account	Fidelity Advisor Equity Growth Fund Sub-Account	Fidelity Advisor Value Strategies Fund Sub-Account	Fidelity Advisor Leveraged Company Stock Fund Sub-Account	Federated Equity Income Fund, Inc. Sub-Account
Operations:
Net investment income (loss)	$84	$(1,824)	$329	$(12,800)	$478
Net realized gain (loss) on security transactions	4,880	5,263	6,848	(42,225)	204
Net realized gain on distributions	—	22,118	22,787	213,842	10,959
Net unrealized appreciation (depreciation) of investments during the year	(4,069)	(33,393)	(68,122)	(447,607)	(22,666)
Net increase (decrease) in net assets resulting from operations	895	(7,836)	(38,158)	(288,790)	(11,025)
Unit transactions:
Purchases	3,228	62,103	—	163,137	10,252
Net transfers	—	9,581	(32,650)	(106,953)	—
Surrenders for benefit payments and fees	(33,628)	(11,564)	(8,262)	(187,759)	(1,226)
Other transactions	—	(2)	1	4	4
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(14)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(30,400)	60,118	(40,911)	(131,585)	9,030
Net increase (decrease) in net assets	(29,505)	52,282	(79,069)	(420,375)	(1,995)
Net Assets:
Beginning of year	29,505	275,456	255,511	1,826,257	78,284
End of year	$—	$327,738	$176,442	$1,405,882	$76,289

The accompanying notes are an integral part of these financial statements.

	Federated Fund for U.S. Government Securities Fund Sub-Account	Federated MDT Mid Cap Growth Fund Sub-Account	Federated High Income Bond Fund Sub-Account	Federated Kaufmann Fund Sub-Account	Federated Short-Term Income Fund Sub-Account
Operations:
Net investment income (loss)	$2,858	$(977)	$288	$(39,358)	$1,613
Net realized gain (loss) on security transactions	(803)	971	1	138,772	(387)
Net realized gain on distributions	—	16,702	—	603,128	—
Net unrealized appreciation (depreciation) of investments during the year	(3,427)	(22,190)	(585)	(508,418)	(513)
Net increase (decrease) in net assets resulting from operations	(1,372)	(5,494)	(296)	194,124	713
Unit transactions:
Purchases	20,176	14,167	294	341,569	—
Net transfers	(288)	5,333	—	(62,568)	—
Surrenders for benefit payments and fees	(14,338)	(9,879)	(9)	(802,324)	(2,784)
Other transactions	—	3	—	(2)	1
Death benefits	—	—	—	—	—
Net loan activity	—	(6)	—	(22)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	5,550	9,618	285	(523,347)	(2,783)
Net increase (decrease) in net assets	4,178	4,124	(11)	(329,223)	(2,070)
Net Assets:
Beginning of year	175,378	128,149	6,756	4,713,261	94,263
End of year	$179,556	$132,273	$6,745	$4,384,038	$92,193

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Federated Total Return Bond Fund Sub-Account	Federated Clover Small Value Fund Sub-Account	Federated International Leaders Fund Sub-Account	Fidelity® VIP Growth Opportunities Portfolio Sub-Account	Fidelity® VIP Overseas Portfolio Sub-Account
Operations:
Net investment income (loss)	$3,022	$(262)	$28	$(4,660)	$990
Net realized gain (loss) on security transactions	(2,455)	102	4	93,956	74
Net realized gain on distributions	—	10,460	—	43,756	—
Net unrealized appreciation (depreciation) of investments during the year	(4,618)	(22,356)	(475)	(66,434)	(18,497)
Net increase (decrease) in net assets resulting from operations	(4,051)	(12,056)	(443)	66,618	(17,433)
Unit transactions:
Purchases	14,076	1,234	225	21,408	6,535
Net transfers	(37)	(8,329)	—	24,710	—
Surrenders for benefit payments and fees	(54,605)	(13,341)	(10)	(35,942)	—
Other transactions	2	4	3	(1)	1
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(40,564)	(20,432)	218	10,175	6,536
Net increase (decrease) in net assets	(44,615)	(32,488)	(225)	76,793	(10,897)
Net Assets:
Beginning of year	176,329	85,477	1,876	619,288	107,696
End of year	$131,714	$52,989	$1,651	$696,081	$96,799

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Value Strategies Portfolio Sub-Account	Fidelity® VIP Balanced Portfolio Sub-Account	Fidelity® VIP Growth & Income Portfolio Sub-Account	Fidelity® VIP Freedom 2020 Portfolio Sub-Account	Fidelity® VIP Freedom 2030 Portfolio Sub-Account
Operations:
Net investment income (loss)	$198	$10,856	$(1,507)	$373	$4,632
Net realized gain (loss) on security transactions	963	27,252	7,362	6	20,154
Net realized gain on distributions	3,348	79,393	23,470	1,233	14,790
Net unrealized appreciation (depreciation) of investments during the year	(17,381)	(185,071)	(66,849)	(4,122)	(85,617)
Net increase (decrease) in net assets resulting from operations	(12,872)	(67,570)	(37,524)	(2,510)	(46,041)
Unit transactions:
Purchases	5,176	17,787	20,512	—	3,663
Net transfers	(11,913)	(2,449)	1,190	—	7,139
Surrenders for benefit payments and fees	(909)	(156,660)	(10,643)	—	(150,467)
Other transactions	—	—	—	1	—
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	(16)
Net annuity transactions	—	(10,005)	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(7,646)	(151,327)	11,059	1	(139,681)
Net increase (decrease) in net assets	(20,518)	(218,897)	(26,465)	(2,509)	(185,722)
Net Assets:
Beginning of year	79,073	1,560,776	358,652	39,163	717,575
End of year	$58,555	$1,341,879	$332,187	$36,654	$531,853

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Fidelity® VIP Freedom 2015 Portfolio Sub-Account	Fidelity® VIP Freedom 2025 Portfolio Sub-Account	Fidelity Advisor® Stock Selector All Cap Fund Sub-Account	Templeton Global Opportunities Trust Sub-Account (4)	Templeton Developing Markets Trust Sub-Account
Operations:
Net investment income (loss)	$756	$3,474	$(77)	$54	$3,719
Net realized gain (loss) on security transactions	1,086	300	18	(862)	15,115
Net realized gain on distributions	4,374	7,901	245	7,781	—
Net unrealized appreciation (depreciation) of investments during the year	(10,796)	(40,386)	(1,074)	(9,053)	(195,593)
Net increase (decrease) in net assets resulting from operations	(4,580)	(28,711)	(888)	(2,080)	(176,759)
Unit transactions:
Purchases	—	978	2,700	16,380	117,798
Net transfers	—	611	—	(63,199)	(60,264)
Surrenders for benefit payments and fees	(38,523)	(5,366)	(27)	(24,999)	(83,443)
Other transactions	—	—	1	(444)	4
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(13)	(62)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(38,523)	(3,777)	2,674	(72,275)	(25,967)
Net increase (decrease) in net assets	(43,103)	(32,488)	1,786	(74,355)	(202,726)
Net Assets:
Beginning of year	114,696	404,822	5,230	74,355	1,072,618
End of year	$71,593	$372,334	$7,016	$—	$869,892

(4)  Effective August 24, 2018 Templeton Global Opportunities Trust Fund merged with Templeton Growth Fund, Inc.

The accompanying notes are an integral part of these financial statements.

	Franklin High Income Fund Sub-Account	Franklin Strategic Income Fund Sub-Account	Templeton Global Bond Fund Sub-Account	Franklin U.S. Government Securities Fund Sub-Account	Franklin Small Cap Value Fund Sub-Account
Operations:
Net investment income (loss)	$46,983	$95,324	$343,971	$11,000	$1,439
Net realized gain (loss) on security transactions	(31,702)	(34,652)	(67,952)	(8,942)	53,445
Net realized gain on distributions	—	—	—	—	369,719
Net unrealized appreciation (depreciation) of investments during the year	(46,146)	(132,188)	(226,471)	(6,763)	(801,625)
Net increase (decrease) in net assets resulting from operations	(30,865)	(71,516)	49,548	(4,705)	(377,022)
Unit transactions:
Purchases	119,909	312,708	756,534	45,202	265,259
Net transfers	(58,008)	(134,494)	(177,867)	(19,723)	72,800
Surrenders for benefit payments and fees	(356,529)	(568,856)	(1,356,160)	(72,905)	(524,727)
Other transactions	1	1	26	—	3
Death benefits	—	—	—	—	—
Net loan activity	(28)	(62)	(53)	(4)	(157)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(294,655)	(390,703)	(777,520)	(47,430)	(186,822)
Net increase (decrease) in net assets	(325,520)	(462,219)	(727,972)	(52,135)	(563,844)
Net Assets:
Beginning of year	1,063,028	3,030,841	6,280,831	564,008	3,073,501
End of year	$737,508	$2,568,622	$5,552,859	$511,873	$2,509,657

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Franklin Mutual Global Discovery Fund Sub-Account	Templeton Growth Fund Sub-Account	Franklin Income Fund Sub-Account	Franklin Growth Fund Sub-Account	Franklin Total Return Fund Sub-Account
Operations:
Net investment income (loss)	$123,965	$16,109	$351,852	$37,073	$6,703
Net realized gain (loss) on security transactions	96,284	36,878	17,490	628,303	(5,469)
Net realized gain on distributions	479,915	135,995	—	164,013	—
Net unrealized appreciation (depreciation) of investments during the year	(1,981,328)	(447,128)	(797,757)	(1,351,379)	(12,826)
Net increase (decrease) in net assets resulting from operations	(1,281,164)	(258,146)	(428,415)	(521,990)	(11,592)
Unit transactions:
Purchases	1,335,542	133,604	737,218	1,932,509	55,749
Net transfers	(91,985)	(4,408)	(1,188,108)	(184,557)	1,520
Surrenders for benefit payments and fees	(2,002,500)	(186,972)	(1,444,186)	(1,855,701)	(123,426)
Other transactions	(133)	3	1	(42)	12
Death benefits	—	—	—	—	—
Net loan activity	(264)	(19)	(52)	(203)	(10)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(759,340)	(57,792)	(1,895,127)	(107,994)	(66,155)
Net increase (decrease) in net assets	(2,040,504)	(315,938)	(2,323,542)	(629,984)	(77,747)
Net Assets:
Beginning of year	11,964,540	1,750,344	8,624,130	14,934,291	424,849
End of year	$9,924,036	$1,434,406	$6,300,588	$14,304,307	$347,102

The accompanying notes are an integral part of these financial statements.

	Franklin Balance Sheet Investment Fund Sub-Account	Franklin Mutual Beacon Fund Sub-Account	Franklin Mutual Shares Fund Sub-Account	Franklin Small-Mid Cap Growth Fund Sub-Account	Franklin Conservative Allocation Fund Sub-Account
Operations:
Net investment income (loss)	$16,448	$10,004	$37,452	$(7,769)	$49,054
Net realized gain (loss) on security transactions	(32,475)	9,023	78,718	38,695	27,076
Net realized gain on distributions	239,247	62,550	186,743	502,842	120,324
Net unrealized appreciation (depreciation) of investments during the year	(484,691)	(161,485)	(717,789)	(714,471)	(311,366)
Net increase (decrease) in net assets resulting from operations	(261,471)	(79,908)	(414,876)	(180,703)	(114,912)
Unit transactions:
Purchases	8,894	45,505	318,513	86,965	393,547
Net transfers	(92,038)	1,800	(106,028)	171,998	(107,410)
Surrenders for benefit payments and fees	(222,017)	(80,228)	(685,291)	(430,386)	(308,770)
Other transactions	1	3	45	208	(114)
Death benefits	—	—	—	—	—
Net loan activity	(16)	(19)	(77)	(15)	(98)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(305,176)	(32,939)	(472,838)	(171,230)	(22,845)
Net increase (decrease) in net assets	(566,647)	(112,847)	(887,714)	(351,933)	(137,757)
Net Assets:
Beginning of year	2,387,317	929,584	4,745,186	4,441,423	2,759,830
End of year	$1,820,670	$816,737	$3,857,472	$4,089,490	$2,622,073

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Franklin Growth Allocation Fund Sub-Account	Franklin Moderate Allocation Fund Sub-Account	Templeton Foreign Fund Sub-Account	Franklin Small-Mid Cap Growth Fund Sub-Account	Highland Premier Growth Equity Sub-Account
Operations:
Net investment income (loss)	$46,888	$76,878	$164,688	$(695)	$(1,242)
Net realized gain (loss) on security transactions	109,116	64,099	184,016	(272)	(4,649)
Net realized gain on distributions	402,980	371,681	—	8,951	34,839
Net unrealized appreciation (depreciation) of investments during the year	(986,884)	(855,813)	(1,682,342)	(11,382)	(43,804)
Net increase (decrease) in net assets resulting from operations	(427,900)	(343,155)	(1,333,638)	(3,398)	(14,856)
Unit transactions:
Purchases	658,425	645,681	372,793	1,965	16,924
Net transfers	(31,820)	(171,023)	(609,014)	(14,088)	—
Surrenders for benefit payments and fees	(1,005,575)	(725,878)	(1,215,879)	(5,793)	(24,904)
Other transactions	(332)	(33)	(24)	1	1
Death benefits	—	—	—	—	—
Net loan activity	(152)	(50)	(95)	—	(50)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(379,454)	(251,303)	(1,452,219)	(17,915)	(8,029)
Net increase (decrease) in net assets	(807,354)	(594,458)	(2,785,857)	(21,313)	(22,885)
Net Assets:
Beginning of year	6,475,089	6,482,840	9,988,522	101,227	110,889
End of year	$5,667,735	$5,888,382	$7,202,665	$79,914	$88,004

The accompanying notes are an integral part of these financial statements.

	Goldman Sachs Income Builder Fund Sub-Account	Goldman Sachs Capital Growth Fund Sub-Account	Goldman Sachs Core Fixed Income Fund Sub-Account	Goldman Sachs U.S. Equity Insights Fund Sub-Account	Goldman Sachs Government Income Fund Sub-Account
Operations:
Net investment income (loss)	$1,844	$(29)	$1,294	$—	$34,061
Net realized gain (loss) on security transactions	885	8	(121)	2	(21,813)
Net realized gain on distributions	—	820	—	1	—
Net unrealized appreciation (depreciation) of investments during the year	(6,377)	(928)	(3,055)	(4)	(11,134)
Net increase (decrease) in net assets resulting from operations	(3,648)	(129)	(1,882)	(1)	1,114
Unit transactions:
Purchases	6,247	415	13,642	—	103,485
Net transfers	(22,161)	—	—	—	238,660
Surrenders for benefit payments and fees	(586)	(9)	(9,426)	(1)	(303,935)
Other transactions	1	(1)	2	—	72
Death benefits	—	—	—	—	—
Net loan activity	(3)	—	—	—	(40)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(16,502)	405	4,218	(1)	38,242
Net increase (decrease) in net assets	(20,150)	276	2,336	(2)	39,356
Net Assets:
Beginning of year	75,959	2,275	96,830	14	1,952,352
End of year	$55,809	$2,551	$99,166	$12	$1,991,708

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Goldman Sachs Equity Income Fund Sub-Account	Goldman Sachs Growth Opportunities Fund Sub-Account	Goldman Sachs Focused International Equity Fund Sub-Account	Goldman Sachs Mid Cap Value Fund Sub-Account	Goldman Sachs Small Cap Value Fund Sub-Account
Operations:
Net investment income (loss)	$686	$(5,726)	$15	$2,440	$(24,708)
Net realized gain (loss) on security transactions	7,350	(7,497)	1,585	(41,555)	134,466
Net realized gain on distributions	806	191,424	—	530,504	647,531
Net unrealized appreciation (depreciation) of investments during the year	(16,159)	(223,251)	(4,827)	(936,537)	(1,686,014)
Net increase (decrease) in net assets resulting from operations	(7,317)	(45,050)	(3,227)	(445,148)	(928,725)
Unit transactions:
Purchases	6,217	73,195	4,791	219,353	655,769
Net transfers	(17,577)	41,034	1,087	(25,913)	(179,198)
Surrenders for benefit payments and fees	(9,462)	(119,369)	(15,988)	(575,685)	(812,585)
Other transactions	2	1	2	(666)	6
Death benefits	—	—	—	—	—
Net loan activity	(3)	(40)	—	(243)	(51)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(20,823)	(5,179)	(10,108)	(383,154)	(336,059)
Net increase (decrease) in net assets	(28,140)	(50,229)	(13,335)	(828,302)	(1,264,784)
Net Assets:
Beginning of year	121,364	710,183	29,818	4,364,390	6,674,565
End of year	$93,224	$659,954	$16,483	$3,536,088	$5,409,781

The accompanying notes are an integral part of these financial statements.

	Goldman Sachs Strategic Growth Fund Sub-Account	Goldman Sachs High Yield Fund Sub-Account	Goldman Sachs Large Cap Value Fund Sub-Account	Goldman Sachs Small/Mid Cap Growth Fund Sub-Account	Goldman Sachs Satellite Strategies Portfolio Sub-Account
Operations:
Net investment income (loss)	$(216)	$163,145	$865	$(2,046)	$22
Net realized gain (loss) on security transactions	(181)	(47,169)	450	5,743	—
Net realized gain on distributions	7,075	—	37,475	84,951	—
Net unrealized appreciation (depreciation) of investments during the year	(5,390)	(243,763)	(75,703)	(118,630)	(175)
Net increase (decrease) in net assets resulting from operations	1,288	(127,787)	(36,913)	(29,982)	(153)
Unit transactions:
Purchases	6,973	146,301	39,850	31,064	180
Net transfers	(19,472)	(55,613)	3,632	7,984	—
Surrenders for benefit payments and fees	(18)	(555,948)	(17,814)	(23,148)	(2)
Other transactions	(1)	(379)	—	2	1
Death benefits	—	—	—	—	—
Net loan activity	—	(22)	(21)	(24)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(12,518)	(465,661)	25,647	15,878	179
Net increase (decrease) in net assets	(11,230)	(593,448)	(11,266)	(14,104)	26
Net Assets:
Beginning of year	30,802	3,564,644	369,141	476,287	1,254
End of year	$19,572	$2,971,196	$357,875	$462,183	$1,280

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Frost Value Equity Fund Sub-Account	Hartford Balanced HLS Fund Sub-Account	Hartford Total Return Bond HLS Fund Sub-Account	Hartford Capital Appreciation HLS Fund Sub-Account	Hartford Dividend and Growth HLS Fund Sub-Account
Operations:
Net investment income (loss)	$—	$98,605	$486,888	$108,536	$429,633
Net realized gain (loss) on security transactions	(6)	215,193	(63,889)	(201,278)	271,453
Net realized gain on distributions	1	333,233	49,213	2,444,905	2,836,136
Net unrealized appreciation (depreciation) of investments during the year	1	(1,047,281)	(658,375)	(3,892,991)	(4,887,065)
Net increase (decrease) in net assets resulting from operations	(4)	(400,250)	(186,163)	(1,540,828)	(1,349,843)
Unit transactions:
Purchases	61	148,987	450,124	261,245	737,495
Net transfers	—	24,151	(154,796)	(457,095)	(1,028,729)
Surrenders for benefit payments and fees	(151)	(1,149,910)	(1,345,816)	(2,913,333)	(4,119,506)
Other transactions	1	(13)	(6)	127	21
Death benefits	—	—	—	—	—
Net loan activity	—	(33)	(174)	(169)	(108)
Net annuity transactions	—	—	(18,421)	(3,054)	(5,914)
Net increase (decrease) in net assets resulting from unit transactions	(89)	(976,818)	(1,069,089)	(3,112,279)	(4,416,741)
Net increase (decrease) in net assets	(93)	(1,377,068)	(1,255,252)	(4,653,107)	(5,766,584)
Net Assets:
Beginning of year	93	7,937,800	14,758,087	25,412,885	29,626,150
End of year	$—	$6,560,732	$13,502,835	$20,759,778	$23,859,566

The accompanying notes are an integral part of these financial statements.

	The Hartford Healthcare HLS Fund Sub-Account	Hartford Global Growth HLS Fund Sub-Account	Hartford Disciplined Equity HLS Fund Sub-Account	Hartford Growth Opportunities HLS Fund Sub-Account	Hartford International Opportunities HLS Fund Sub-Account
Operations:
Net investment income (loss)	$(21,395)	$(2,321)	$—	$(55,931)	$10,890
Net realized gain (loss) on security transactions	(28,872)	27,369	—	149,804	15,823
Net realized gain on distributions	234,782	102,653	5	1,080,547	—
Net unrealized appreciation (depreciation) of investments during the year	(295,292)	(176,289)	(12)	(1,163,946)	(223,308)
Net increase (decrease) in net assets resulting from operations	(110,777)	(48,588)	(7)	10,474	(196,595)
Unit transactions:
Purchases	238,001	46,169	103	623,847	89,380
Net transfers	296,386	(26,590)	—	48,478	10,310
Surrenders for benefit payments and fees	(574,876)	(174,659)	(3)	(918,316)	(54,677)
Other transactions	(4)	(41)	—	(33)	13
Death benefits	—	—	—	—	—
Net loan activity	(81)	—	—	(132)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(40,574)	(155,121)	100	(246,156)	45,026
Net increase (decrease) in net assets	(151,351)	(203,709)	93	(235,682)	(151,569)
Net Assets:
Beginning of year	3,564,700	1,282,662	—	7,003,093	976,497
End of year	$3,413,349	$1,078,953	$93	$6,767,411	$824,928

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Hartford MidCap HLS Fund Sub-Account	Hartford Ultrashort Bond HLS Fund Sub-Account	Hartford Small Company HLS Fund Sub-Account	Hartford Small Cap Growth HLS Fund Sub-Account	Hartford Stock HLS Fund Sub-Account
Operations:
Net investment income (loss)	$(28,789)	$10,611	$(16,651)	$(4,963)	$41,705
Net realized gain (loss) on security transactions	611,381	5,415	236,340	36,884	213,775
Net realized gain on distributions	1,684,175	—	345,914	40,408	—
Net unrealized appreciation (depreciation) of investments during the year	(3,348,679)	10,157	(679,419)	(135,143)	(273,057)
Net increase (decrease) in net assets resulting from operations	(1,081,912)	26,183	(113,816)	(62,814)	(17,577)
Unit transactions:
Purchases	157,873	263,942	155,698	76,040	50,322
Net transfers	(237,594)	(288,523)	(450,452)	7,328	(49,686)
Surrenders for benefit payments and fees	(2,230,581)	(530,039)	(800,627)	(162,348)	(528,091)
Other transactions	622	3	(129)	1	1
Death benefits	—	—	—	—	—
Net loan activity	1	(134)	(18)	(7)	(26)
Net annuity transactions	—	(7,497)	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(2,309,679)	(562,248)	(1,095,528)	(78,986)	(527,480)
Net increase (decrease) in net assets	(3,391,591)	(536,065)	(1,209,344)	(141,800)	(545,057)
Net Assets:
Beginning of year	18,370,335	4,133,877	5,675,296	651,761	4,707,709
End of year	$14,978,744	$3,597,812	$4,465,952	$509,961	$4,162,652

The accompanying notes are an integral part of these financial statements.

	Hartford U.S. Government Securities HLS Fund Sub-Account	Hartford Value HLS Fund Sub-Account	The Hartford Checks and Balances Fund Sub-Account	The Hartford High Yield Sub-Account	The Hartford Dividend and Growth Fund Sub-Account
Operations:
Net investment income (loss)	$11,636	$15,265	$7,336	$2,374	$10,188
Net realized gain (loss) on security transactions	(6,888)	14,024	(9,356)	404	51,569
Net realized gain on distributions	—	153,255	17,436	—	150,881
Net unrealized appreciation (depreciation) of investments during the year	(4,898)	(354,732)	(27,598)	(5,141)	(315,527)
Net increase (decrease) in net assets resulting from operations	(150)	(172,188)	(12,182)	(2,363)	(102,889)
Unit transactions:
Purchases	28,887	85,458	34,615	20,815	137,192
Net transfers	(40,375)	(32,498)	(603)	(571)	18,431
Surrenders for benefit payments and fees	(116,190)	(130,450)	(117,577)	(14,632)	(1,472,031)
Other transactions	—	5	1	(3)	(2)
Death benefits	—	—	—	—	—
Net loan activity	(7)	(17)	(13)	(12)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(127,685)	(77,502)	(83,577)	5,597	(1,316,410)
Net increase (decrease) in net assets	(127,835)	(249,690)	(95,759)	3,234	(1,419,299)
Net Assets:
Beginning of year	781,853	1,685,989	376,310	51,270	2,129,884
End of year	$654,018	$1,436,299	$280,551	$54,504	$710,585

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	The Hartford International Opportunities Fund Sub-Account	The Hartford MidCap Fund Sub-Account	The Hartford Small Company Fund Sub-Account	The Hartford Total Return Bond Fund Sub-Account	The Hartford Healthcare Fund Sub-Account
Operations:
Net investment income (loss)	$329	$(11,065)	$(3,005)	$13,853	$(3,085)
Net realized gain (loss) on security transactions	7,303	25,482	92,218	(2,920)	7,330
Net realized gain on distributions	10,019	103,575	68,915	—	18,424
Net unrealized appreciation (depreciation) of investments during the year	(125,206)	(207,400)	(141,828)	(19,439)	(33,628)
Net increase (decrease) in net assets resulting from operations	(107,555)	(89,408)	16,300	(8,506)	(10,959)
Unit transactions:
Purchases	98,335	126,510	82,553	69,511	27,956
Net transfers	10,560	2,425	(455,127)	(11,976)	39,353
Surrenders for benefit payments and fees	(155,778)	(376,875)	(201,877)	(38,730)	(47,782)
Other transactions	6	—	(121)	(2,138)	8
Death benefits	—	—	—	—	—
Net loan activity	(35)	(30)	(6)	(5)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(46,912)	(247,970)	(574,578)	16,662	19,535
Net increase (decrease) in net assets	(154,467)	(337,378)	(558,278)	8,156	8,576
Net Assets:
Beginning of year	576,866	1,054,714	902,624	488,300	252,870
End of year	$422,399	$717,336	$344,346	$496,456	$261,446

The accompanying notes are an integral part of these financial statements.

	The Hartford Growth Opportunities Fund Sub-Account	The Hartford Value Opportunities Fund Sub-Account	Hartford Moderate Allocation Fund Sub-Account	The Hartford Conservative Allocation Fund Sub-Account	The Hartford Capital Appreciation Fund Sub-Account
Operations:
Net investment income (loss)	$(2,896)	$(30)	$40,063	$17,359	$(28,862)
Net realized gain (loss) on security transactions	1,416	688	44,755	1,819	101,989
Net realized gain on distributions	56,913	111	105,766	—	839,450
Net unrealized appreciation (depreciation) of investments during the year	(63,345)	(1,039)	(321,054)	(58,286)	(1,245,978)
Net increase (decrease) in net assets resulting from operations	(7,912)	(270)	(130,470)	(39,108)	(333,401)
Unit transactions:
Purchases	32,691	573	318,592	100,618	461,478
Net transfers	12,921	—	(17,573)	10,488	(209,521)
Surrenders for benefit payments and fees	(4,190)	(10,992)	(1,022,206)	(306,926)	(1,075,775)
Other transactions	(104)	2	3	2	1
Death benefits	—	—	—	—	—
Net loan activity	—	—	(138)	(13)	(64)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	41,318	(10,417)	(721,322)	(195,831)	(823,881)
Net increase (decrease) in net assets	33,406	(10,687)	(851,792)	(234,939)	(1,157,282)
Net Assets:
Beginning of year	211,170	12,819	2,836,347	1,036,704	7,302,432
End of year	$244,576	$2,132	$1,984,555	$801,765	$6,145,150

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	The Hartford Growth Allocation Fund Sub-Account	The Hartford Inflation Plus Fund Sub-Account	The Hartford Equity Income Fund Sub-Account	The Hartford Balanced Income Fund Sub-Account	The Hartford International Small Company Fund Sub-Account
Operations:
Net investment income (loss)	$40,551	$13,009	$5,801	$6,355	$(127)
Net realized gain (loss) on security transactions	85,988	(5,010)	29,661	(116)	503
Net realized gain on distributions	27,438	—	39,443	24,430	3,757
Net unrealized appreciation (depreciation) of investments during the year	(342,258)	(19,199)	(126,328)	(54,474)	(13,877)
Net increase (decrease) in net assets resulting from operations	(188,281)	(11,200)	(51,423)	(23,805)	(9,744)
Unit transactions:
Purchases	316,661	94,829	129,976	50,259	5,427
Net transfers	(5,863)	2,904	(27,757)	420,358	2,229
Surrenders for benefit payments and fees	(1,157,860)	(96,038)	(228,461)	(17,364)	(2,941)
Other transactions	4	11	(2)	1	5
Death benefits	—	—	—	—	—
Net loan activity	(41)	(28)	(14)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(847,099)	1,678	(126,258)	453,254	4,720
Net increase (decrease) in net assets	(1,035,380)	(9,522)	(177,681)	429,449	(5,024)
Net Assets:
Beginning of year	3,286,821	501,533	694,630	203,216	33,485
End of year	$2,251,441	$492,011	$516,949	$632,665	$28,461

The accompanying notes are an integral part of these financial statements.

	The Hartford MidCap Value Fund Sub-Account	Hotchkis and Wiley Large Cap Value Fund Sub-Account	Invesco V.I. Technology Fund Sub-Account	Invesco Technology Fund Sub-Account	Ivy Natural Resources Fund Sub-Account
Operations:
Net investment income (loss)	$(1,089)	$6,685	$(2,985)	$(4,199)	$(7,792)
Net realized gain (loss) on security transactions	2,478	20,226	68,173	33,750	(34,691)
Net realized gain on distributions	10,659	7,261	21,403	57,191	—
Net unrealized appreciation (depreciation) of investments during the year	(29,015)	(139,167)	(100,330)	(117,757)	(282,491)
Net increase (decrease) in net assets resulting from operations	(16,967)	(104,995)	(13,739)	(31,015)	(324,974)
Unit transactions:
Purchases	23,302	25,561	2,744	89,125	145,727
Net transfers	(4,204)	(13,347)	105,895	184,215	17,408
Surrenders for benefit payments and fees	(28,468)	(49,871)	(25,327)	(133,093)	(292,398)
Other transactions	3	3	—	(3)	8
Death benefits	—	—	—	—	—
Net loan activity	(18)	—	—	(45)	(63)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(9,385)	(37,654)	83,312	140,199	(129,318)
Net increase (decrease) in net assets	(26,352)	(142,649)	69,573	109,184	(454,292)
Net Assets:
Beginning of year	122,749	746,868	385,361	578,885	1,427,348
End of year	$96,397	$604,219	$454,934	$688,069	$973,056

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Ivy Large Cap Growth Fund Sub-Account	Ivy Science & Technology Fund Sub-Account	Ivy Asset Strategy Fund Sub-Account	Janus Henderson Forty Portfolio Sub-Account	Janus Henderson Global Research Portfolio Sub-Account
Operations:
Net investment income (loss)	$(5,402)	$(12,546)	$2,242	$(18,702)	$1,275
Net realized gain (loss) on security transactions	39,931	213,974	(5,891)	1,616	16,685
Net realized gain on distributions	84,568	129,059	71,115	363,733	—
Net unrealized appreciation (depreciation) of investments during the year	(108,668)	(402,447)	(98,990)	(309,564)	(37,218)
Net increase (decrease) in net assets resulting from operations	10,429	(71,960)	(31,524)	37,083	(19,258)
Unit transactions:
Purchases	69,644	301,286	64,100	13,158	1,602
Net transfers	(6,763)	50,019	(13,613)	90,382	(3,442)
Surrenders for benefit payments and fees	(90,265)	(730,557)	(54,496)	(126,001)	(48,173)
Other transactions	(1)	—	3	—	1
Death benefits	—	—	—	—	—
Net loan activity	(39)	(4)	—	—	—
Net annuity transactions	—	—	—	(2,938)	(1,990)
Net increase (decrease) in net assets resulting from unit transactions	(27,424)	(379,256)	(4,006)	(25,399)	(52,002)
Net increase (decrease) in net assets	(16,995)	(451,216)	(35,530)	11,684	(71,260)
Net Assets:
Beginning of year	679,600	1,552,868	480,159	2,443,939	322,348
End of year	$662,605	$1,101,652	$444,629	$2,455,623	$251,088

The accompanying notes are an integral part of these financial statements.

	Janus Henderson Enterprise Portfolio Sub-Account	Janus Henderson Balanced Portfolio Sub-Account	Janus Henderson Overseas Portfolio Sub-Account	Janus Henderson Flexible Bond Fund Sub-Account	Janus Henderson Forty Fund Sub-Account
Operations:
Net investment income (loss)	$(1,506)	$5,793	$2,193	$575	$(38,079)
Net realized gain (loss) on security transactions	83,724	12,577	(20,108)	(116)	81,308
Net realized gain on distributions	10,316	10,628	—	—	459,790
Net unrealized appreciation (depreciation) of investments during the year	(63,823)	(34,222)	(17,021)	(1,008)	(407,947)
Net increase (decrease) in net assets resulting from operations	28,711	(5,224)	(34,936)	(549)	95,072
Unit transactions:
Purchases	925	9,260	2,387	4,723	294,080
Net transfers	(322,383)	127,639	(69,508)	(4,736)	22,303
Surrenders for benefit payments and fees	(22,365)	(99,188)	(20,579)	—	(1,105,801)
Other transactions	1	—	1	1	—
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	(173)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(343,822)	37,711	(87,699)	(12)	(789,591)
Net increase (decrease) in net assets	(315,111)	32,487	(122,635)	(561)	(694,519)
Net Assets:
Beginning of year	418,777	379,939	303,438	30,537	6,265,461
End of year	$103,666	$412,426	$180,803	$29,976	$5,570,942

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Janus Henderson Balanced Fund Sub-Account	Janus Henderson Enterprise Fund Sub-Account	Janus Henderson Overseas Fund Sub-Account	Janus Henderson Global Research Fund Sub-Account	Janus Henderson Mid Cap Value Fund Sub-Account
Operations:
Net investment income (loss)	$26,884	$(14,103)	$(1,769)	$(412)	$(1,566)
Net realized gain (loss) on security transactions	40,719	197,730	(14,141)	21,621	(11,252)
Net realized gain on distributions	150,517	90,896	—	9,597	110,099
Net unrealized appreciation (depreciation) of investments during the year	(231,601)	(290,845)	(283,641)	(41,753)	(246,751)
Net increase (decrease) in net assets resulting from operations	(13,481)	(16,322)	(299,551)	(10,947)	(149,470)
Unit transactions:
Purchases	327,088	191,091	172,806	7,237	113,581
Net transfers	70,939	(144,175)	(20,101)	367	36,796
Surrenders for benefit payments and fees	(305,095)	(397,543)	(272,538)	(100,032)	(120,022)
Other transactions	6	3	7	4	20
Death benefits	—	—	—	—	—
Net loan activity	(14)	(20)	(31)	—	(2)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	92,924	(350,644)	(119,857)	(92,424)	30,373
Net increase (decrease) in net assets	79,443	(366,966)	(419,408)	(103,371)	(119,097)
Net Assets:
Beginning of year	3,018,011	1,770,538	1,949,705	276,164	1,058,257
End of year	$3,097,454	$1,403,572	$1,530,297	$172,793	$939,160

(5)  Formerly Prudential Jennison Natural Resources Fund, Inc. Change effective June 11, 2018

(6)  Formerly Prudential Jennison Mid-Cap Growth Fund, Inc. Change effective June 11, 2018

(7)  Formerly Prudential Jennison 20/20 Focus Fund. Change effective June 11, 2018

The accompanying notes are an integral part of these financial statements.

	PGIM Jennison Natural Resources Fund Sub-Account (5)	PGIM Jennison Mid-Cap Growth Fund Sub-Account (6)	PGIM Jennison 20/20 Focus Fund Sub-Account (7)	JPMorgan Large Cap Growth Fund Sub-Account	JPMorgan Core Bond Fund Sub-Account
Operations:
Net investment income (loss)	$6,464	$(5,668)	$(1,916)	$(1,137)	$84,516
Net realized gain (loss) on security transactions	3,362	7,819	(2,055)	1,220	(33,457)
Net realized gain on distributions	—	190,776	19,130	13,194	3,450
Net unrealized appreciation (depreciation) of investments during the year	(206,689)	(245,583)	(28,281)	(13,772)	(67,128)
Net increase (decrease) in net assets resulting from operations	(196,863)	(52,656)	(13,122)	(495)	(12,619)
Unit transactions:
Purchases	73,605	88,967	42,762	1,182	537,645
Net transfers	(16,832)	38,761	(16,717)	(1,852)	(331,449)
Surrenders for benefit payments and fees	(77,847)	(411,928)	(55,398)	(6,973)	(489,953)
Other transactions	8	(207)	1	(1)	13
Death benefits	—	—	—	—	—
Net loan activity	(18)	(7)	(13)	—	(58)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(21,084)	(284,414)	(29,365)	(7,644)	(283,802)
Net increase (decrease) in net assets	(217,947)	(337,070)	(42,487)	(8,139)	(296,421)
Net Assets:
Beginning of year	697,171	945,344	274,867	102,053	3,659,368
End of year	$479,224	$608,274	$232,380	$93,914	$3,362,947

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	JPMorgan Small Cap Equity Fund Sub-Account	JPMorgan Small Cap Growth Fund Sub-Account	JPMorgan Small Cap Value Fund Sub-Account	JPMorgan U.S. Equity Fund Sub-Account	JPMorgan SmartRetirement 2020 Fund Sub-Account
Operations:
Net investment income (loss)	$(551)	$(7,331)	$1,216	$3,042	$130,950
Net realized gain (loss) on security transactions	4,416	17,869	13,149	84,059	87,209
Net realized gain on distributions	3,270	78,229	46,698	144,345	208,709
Net unrealized appreciation (depreciation) of investments during the year	(11,671)	(126,709)	(118,939)	(318,894)	(840,737)
Net increase (decrease) in net assets resulting from operations	(4,536)	(37,942)	(57,876)	(87,448)	(413,869)
Unit transactions:
Purchases	5,298	90,777	56,623	209,813	1,088,069
Net transfers	46	10,651	1,055	(4,050)	(54,029)
Surrenders for benefit payments and fees	(24,235)	(28,234)	(28,504)	(721,798)	(1,315,180)
Other transactions	—	15	2	3	(156)
Death benefits	—	—	—	—	—
Net loan activity	—	(19)	(16)	(89)	(185)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(18,891)	73,190	29,160	(516,121)	(281,481)
Net increase (decrease) in net assets	(23,427)	35,248	(28,716)	(603,569)	(695,350)
Net Assets:
Beginning of year	67,303	585,891	373,754	1,848,789	7,245,610
End of year	$43,876	$621,139	$345,038	$1,245,220	$6,550,260

The accompanying notes are an integral part of these financial statements.

	JPMorgan SmartRetirement 2025 Fund Sub-Account	JPMorgan SmartRetirement 2030 Fund Sub-Account	JPMorgan SmartRetirement 2035 Fund Sub-Account	JPMorgan SmartRetirement 2040 Fund Sub-Account	JPMorgan SmartRetirement 2045 Fund Sub-Account
Operations:
Net investment income (loss)	$136,631	$154,545	$84,984	$107,450	$55,714
Net realized gain (loss) on security transactions	126,618	234,499	83,297	258,510	79,071
Net realized gain on distributions	211,165	265,216	148,950	209,278	97,608
Net unrealized appreciation (depreciation) of investments during the year	(1,118,356)	(1,398,882)	(901,324)	(1,283,682)	(671,533)
Net increase (decrease) in net assets resulting from operations	(643,942)	(744,622)	(584,093)	(708,444)	(439,140)
Unit transactions:
Purchases	1,288,015	1,769,817	1,202,348	1,622,532	1,011,383
Net transfers	(184,444)	(87,087)	124,360	(42,048)	251,131
Surrenders for benefit payments and fees	(1,186,464)	(2,134,686)	(808,624)	(2,373,406)	(686,069)
Other transactions	13	(382)	30	(96)	(277)
Death benefits	—	—	—	—	—
Net loan activity	(133)	(375)	(514)	(624)	(629)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(83,013)	(452,713)	517,600	(793,642)	575,539
Net increase (decrease) in net assets	(726,955)	(1,197,335)	(66,493)	(1,502,086)	136,399
Net Assets:
Beginning of year	8,546,285	9,493,663	5,268,564	7,923,024	3,553,275
End of year	$7,819,330	$8,296,328	$5,202,071	$6,420,938	$3,689,674

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	JPMorgan SmartRetirement 2050 Fund Sub-Account	JPMorgan SmartRetirement Income Fund Sub-Account	JP Morgan Smart Retirement 2055 Fund Sub-Account	Keeley Small Cap Value Fund Sub-Account	Loomis Sayles Bond Fund Sub-Account
Operations:
Net investment income (loss)	$44,478	$51,283	$18,816	$(712)	$98,678
Net realized gain (loss) on security transactions	143,544	8,877	27,797	(6,974)	(25,227)
Net realized gain on distributions	68,276	70,853	20,253	101,628	12,025
Net unrealized appreciation (depreciation) of investments during the year	(605,499)	(272,814)	(217,402)	(327,130)	(217,607)
Net increase (decrease) in net assets resulting from operations	(349,201)	(141,801)	(150,536)	(233,188)	(132,131)
Unit transactions:
Purchases	861,208	391,551	601,926	28,469	576,843
Net transfers	(101,069)	(149,201)	(21,303)	(20,818)	60,256
Surrenders for benefit payments and fees	(699,971)	(376,359)	(249,794)	(230,285)	(752,323)
Other transactions	(5)	(100)	7	(158)	33
Death benefits	—	—	—	—	—
Net loan activity	(230)	(41)	(431)	(15)	(20)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	59,933	(134,150)	330,405	(222,807)	(115,211)
Net increase (decrease) in net assets	(289,268)	(275,951)	179,869	(455,995)	(247,342)
Net Assets:
Beginning of year	3,197,013	2,785,420	1,131,155	1,432,203	3,841,558
End of year	$2,907,745	$2,509,469	$1,311,024	$976,208	$3,594,216

The accompanying notes are an integral part of these financial statements.

	LKCM Aquinas Catholic Equity Fund Sub-Account	Lord Abbett Affiliated Fund Sub-Account	Lord Abbett Fundamental Equity Fund Sub-Account	Lord Abbett Bond Debenture Fund Sub-Account	Lord Abbett Growth Opportunities fund Sub-Account
Operations:
Net investment income (loss)	$(765)	$4,744	$21,061	$88,448	$(1,839)
Net realized gain (loss) on security transactions	1,537	7,410	(34,317)	4,051	687
Net realized gain on distributions	19,031	33,870	210,395	36,233	11,107
Net unrealized appreciation (depreciation) of investments during the year	(30,610)	(81,438)	(471,156)	(232,457)	(17,906)
Net increase (decrease) in net assets resulting from operations	(10,807)	(35,414)	(274,017)	(103,725)	(7,951)
Unit transactions:
Purchases	7,151	36,526	271,024	202,238	26,602
Net transfers	(16,538)	(9,580)	(795,204)	13,963	3,814
Surrenders for benefit payments and fees	—	(73,700)	(399,135)	(327,832)	(37,574)
Other transactions	3	14	(36)	(188)	(32)
Death benefits	—	—	—	—	—
Net loan activity	—	(15)	(46)	(12)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(9,384)	(46,755)	(923,397)	(111,831)	(7,190)
Net increase (decrease) in net assets	(20,191)	(82,169)	(1,197,414)	(215,556)	(15,141)
Net Assets:
Beginning of year	123,256	471,171	3,938,078	2,438,132	201,958
End of year	$103,065	$389,002	$2,740,664	$2,222,576	$186,817

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Lord Abbett Calibrated Dividend Growth Fund Sub-Account	Lord Abbett Total Return Fund Sub-Account	Lord Abbett Developing Growth Fund Sub-Account	Lord Abbett International Equity Inv Opt Sub-Account	Lord Abbett Value Opportunities Fund Sub-Account
Operations:
Net investment income (loss)	$705	$181,181	$(11,099)	$4,481	$(26,258)
Net realized gain (loss) on security transactions	2,426	(52,730)	52,645	(1,995)	28,518
Net realized gain on distributions	12,630	—	246,170	—	329,125
Net unrealized appreciation (depreciation) of investments during the year	(27,217)	(192,927)	(247,655)	(72,520)	(804,723)
Net increase (decrease) in net assets resulting from operations	(11,456)	(64,476)	40,061	(70,034)	(473,338)
Unit transactions:
Purchases	29,610	638,261	107,519	51,269	424,699
Net transfers	6,823	(188,022)	(250,467)	(25,287)	(14,296)
Surrenders for benefit payments and fees	(21,851)	(738,755)	(272,774)	(2,571)	(936,173)
Other transactions	5	213	(491)	6	(57)
Death benefits	—	—	—	—	—
Net loan activity	(22)	(121)	(43)	—	(107)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	14,565	(288,424)	(416,256)	23,417	(525,934)
Net increase (decrease) in net assets	3,109	(352,900)	(376,195)	(46,617)	(999,272)
Net Assets:
Beginning of year	178,293	5,904,584	1,217,472	344,487	4,300,489
End of year	$181,402	$5,551,684	$841,277	$297,870	$3,301,217

(8)  Formerly MassMutual RetireSMARTSM 2010 Fund. Change effective September 24, 2018

The accompanying notes are an integral part of these financial statements.

	Clearbridge Value Trust Sub-Account	BMO Mid-Cap Value Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2010 Fund Sub-Account (8)	MFS® Emerging Markets Debt Fund Sub-Account	Massachusetts Investors Growth Stock Fund Sub-Account
Operations:
Net investment income (loss)	$(120)	$3,848	$1,997	$12,378	$21,294
Net realized gain (loss) on security transactions	5,066	24,856	157	(6,461)	139,569
Net realized gain on distributions	2,481	72,765	—	—	239,117
Net unrealized appreciation (depreciation) of investments during the year	(40,917)	(209,550)	(4,695)	(28,222)	(368,059)
Net increase (decrease) in net assets resulting from operations	(33,490)	(108,081)	(2,541)	(22,305)	31,921
Unit transactions:
Purchases	8,635	24,743	7,962	48,392	38,741
Net transfers	(1)	(6,207)	(364)	1,299	157,924
Surrenders for benefit payments and fees	(20,820)	(116,000)	(3,156)	(116,362)	(352,093)
Other transactions	5	2	1	(48)	(622)
Death benefits	—	—	—	—	—
Net loan activity	—	(5)	—	(7)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(12,181)	(97,467)	4,443	(66,726)	(156,050)
Net increase (decrease) in net assets	(45,671)	(205,548)	1,902	(89,031)	(124,129)
Net Assets:
Beginning of year	265,451	783,515	51,347	377,477	2,951,340
End of year	$219,780	$577,967	$53,249	$288,446	$2,827,211

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	MFS High Income Fund Sub-Account	MFS International New Discovery Fund Sub-Account	MFS Mid Cap Growth Fund Sub-Account	MFS New Discovery Fund Sub-Account	MFS Research International Fund Sub-Account
Operations:
Net investment income (loss)	$42,275	$175	$(4,854)	$(935)	$103,123
Net realized gain (loss) on security transactions	(21,331)	17,211	36,082	69,609	100,506
Net realized gain on distributions	—	18,791	25,888	544,583	23,722
Net unrealized appreciation (depreciation) of investments during the year	(58,802)	(78,421)	(55,666)	(666,944)	(787,451)
Net increase (decrease) in net assets resulting from operations	(37,858)	(42,244)	1,450	(53,687)	(560,100)
Unit transactions:
Purchases	158,073	40,388	19,284	298,582	533,917
Net transfers	(175,367)	(3,759)	89,224	(16,462)	110,705
Surrenders for benefit payments and fees	(337,961)	(79,352)	(119,933)	(222,320)	(949,310)
Other transactions	6	2	(2)	(10)	(77)
Death benefits	—	—	—	—	—
Net loan activity	—	(2)	—	(1)	(182)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(355,249)	(42,723)	(11,427)	59,789	(304,947)
Net increase (decrease) in net assets	(393,107)	(84,967)	(9,977)	6,102	(865,047)
Net Assets:
Beginning of year	1,248,158	421,301	585,569	2,616,039	3,905,482
End of year	$855,051	$336,334	$575,592	$2,622,141	$3,040,435

The accompanying notes are an integral part of these financial statements.

	MFS Total Return Fund Sub-Account	MFS Utilities Fund Sub-Account	MFS Value Fund Sub-Account	MFS Total Return Bond Fund Sub-Account	MFS Massachusetts Investors Trust Sub-Account
Operations:
Net investment income (loss)	$48,315	$75,346	$137,383	$58,590	$1,593
Net realized gain (loss) on security transactions	57,225	22,293	403,236	(56,147)	104,572
Net realized gain on distributions	75,157	63,455	139,654	—	105,162
Net unrealized appreciation (depreciation) of investments during the year	(363,845)	(150,081)	(1,739,750)	(51,145)	(277,355)
Net increase (decrease) in net assets resulting from operations	(183,148)	11,013	(1,059,477)	(48,702)	(66,028)
Unit transactions:
Purchases	390,171	304,250	988,156	402,263	190,678
Net transfers	(30,261)	(229,816)	636,512	(15,280)	107,077
Surrenders for benefit payments and fees	(648,130)	(533,472)	(2,027,495)	(709,210)	(600,907)
Other transactions	(201)	1	69	9	(1)
Death benefits	—	—	—	—	—
Net loan activity	(79)	(82)	(240)	(189)	(41)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(288,500)	(459,119)	(402,998)	(322,407)	(303,194)
Net increase (decrease) in net assets	(471,648)	(448,106)	(1,462,475)	(371,109)	(369,222)
Net Assets:
Beginning of year	3,323,149	4,256,499	10,944,188	2,829,047	1,296,852
End of year	$2,851,501	$3,808,393	$9,481,713	$2,457,938	$927,630

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	MFS International Growth Fund Sub-Account	MFS Core Equity Fund Sub-Account	MFS Government Securities Fund Sub-Account	MFS International Value Fund Sub-Account	MFS Technology Fund Sub-Account
Operations:
Net investment income (loss)	$(248)	$1,990	$100,238	$150,371	$(1,120)
Net realized gain (loss) on security transactions	1,031	68,802	(68,498)	355,398	12,148
Net realized gain on distributions	3,209	213,082	—	355,735	6,394
Net unrealized appreciation (depreciation) of investments during the year	(16,862)	(371,885)	(29,954)	(2,107,547)	(14,965)
Net increase (decrease) in net assets resulting from operations	(12,870)	(88,011)	1,786	(1,246,043)	2,457
Unit transactions:
Purchases	14,380	20,315	853,628	1,653,421	3,650
Net transfers	(821)	(8,215)	(334,521)	(234,932)	4,632
Surrenders for benefit payments and fees	(618)	(440,891)	(669,523)	(1,854,291)	(24,186)
Other transactions	2	5	217	(270)	(1)
Death benefits	—	—	—	—	—
Net loan activity	(1)	(20)	(313)	(130)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	12,942	(428,806)	(150,512)	(436,202)	(15,905)
Net increase (decrease) in net assets	72	(516,817)	(148,726)	(1,682,245)	(13,448)
Net Assets:
Beginning of year	117,115	2,764,528	4,811,581	13,760,899	144,835
End of year	$117,187	$2,247,711	$4,662,855	$12,078,654	$131,387

The accompanying notes are an integral part of these financial statements.

	MFS Core Equity Series Sub-Account	MFS Utilities Series Sub-Account	MFS Growth Fund Sub-Account	MFS High Yield Portfolio Sub-Account	BlackRock Global Allocation Fund, Inc. Sub-Account
Operations:
Net investment income (loss)	$(7)	$849	$(2,773)	$7,700	$(12,493)
Net realized gain (loss) on security transactions	203	1,682	47,735	(1,357)	(59,378)
Net realized gain on distributions	1,839	873	9,922	—	356,503
Net unrealized appreciation (depreciation) of investments during the year	(2,750)	(2,016)	(50,128)	(12,019)	(1,038,063)
Net increase (decrease) in net assets resulting from operations	(715)	1,388	4,756	(5,676)	(753,431)
Unit transactions:
Purchases	925	925	33,413	1,598	1,088,512
Net transfers	—	(23,090)	(11,463)	615	(274,028)
Surrenders for benefit payments and fees	(1,499)	(6,647)	(29,138)	(15,493)	(1,976,787)
Other transactions	—	—	(3)	—	9
Death benefits	—	—	—	—	—
Net loan activity	—	—	(19)	—	(180)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(574)	(28,812)	(7,210)	(13,280)	(1,162,474)
Net increase (decrease) in net assets	(1,289)	(27,424)	(2,454)	(18,956)	(1,915,905)
Net Assets:
Beginning of year	17,574	248,480	247,466	161,976	9,578,532
End of year	$16,285	$221,056	$245,012	$143,020	$7,662,627

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	BlackRock Advantage Large Cap Core Fund Sub-Account	BlackRock Advantage U.S. Total Market Fund Sub-Account	BlackRock Small Cap Growth Fund II Sub-Account (9)	BlackRock Mid Cap Dividend Fund Sub-Account	BlackRock International Dividend Fund Sub-Account
Operations:
Net investment income (loss)	$39	$181	$(1,036)	$10,568	$22,209
Net realized gain (loss) on security transactions	452	76	5,788	(14,810)	(70,082)
Net realized gain on distributions	5,151	16,131	33,393	76,880	19,505
Net unrealized appreciation (depreciation) of investments during the year	(9,774)	(23,115)	(15,573)	(215,958)	(81,892)
Net increase (decrease) in net assets resulting from operations	(4,132)	(6,727)	22,572	(143,320)	(110,260)
Unit transactions:
Purchases	5,018	6,242	13,812	133,872	129,284
Net transfers	—	—	(950,724)	1,685	(562,242)
Surrenders for benefit payments and fees	(4,333)	(224)	(11,372)	(164,287)	(127,766)
Other transactions	4	—	10	(6)	73
Death benefits	—	—	—	—	—
Net loan activity	—	—	(21)	(63)	(21)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	689	6,018	(948,295)	(28,799)	(560,672)
Net increase (decrease) in net assets	(3,443)	(709)	(925,723)	(172,119)	(670,932)
Net Assets:
Beginning of year	66,233	78,662	925,723	1,389,665	1,249,331
End of year	$62,790	$77,953	$—	$1,217,546	$578,399

(9)  Effective March 2, 2018 BlackRock Small Cap Growth Fund II merged with BlackRock Advantage Small Cap Growth Fund

(10)  Formerly Neuberger Berman Socially Responsive Fund. Change effective May 1, 2018

The accompanying notes are an integral part of these financial statements.

	BlackRock Mid Cap Growth Equity Portfolio Sub-Account	Victory Munder Mid-Cap Core Growth Fund Sub-Account	Neuberger Berman Sustainable Equity Fund Sub-Account (10)	Nuveen NWQ International Value Fund Sub-Account	The Oakmark International Small Cap Fund Sub-Account
Operations:
Net investment income (loss)	$(2,870)	$(9,107)	$(5,758)	$123	$3,550
Net realized gain (loss) on security transactions	25,270	18,093	23,811	79	306
Net realized gain on distributions	12,075	998,700	128,141	—	24,408
Net unrealized appreciation (depreciation) of investments during the year	(29,665)	(1,479,878)	(245,752)	(13,931)	(149,516)
Net increase (decrease) in net assets resulting from operations	4,810	(472,192)	(99,558)	(13,729)	(121,252)
Unit transactions:
Purchases	38,454	166,371	185,064	7,053	—
Net transfers	22,545	26,605	1,446	20,518	35,579
Surrenders for benefit payments and fees	(80,791)	(385,187)	(226,066)	(374)	(62,436)
Other transactions	(12)	288	261	3	1
Death benefits	—	—	—	—	—
Net loan activity	(17)	(140)	(42)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(19,821)	(192,063)	(39,337)	27,200	(26,856)
Net increase (decrease) in net assets	(15,011)	(664,255)	(138,895)	13,471	(148,108)
Net Assets:
Beginning of year	264,736	3,669,534	1,617,459	48,259	508,372
End of year	$249,725	$3,005,279	$1,478,564	$61,730	$360,264

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	The Oakmark Equity and Income Fund Sub-Account	Oppenheimer Capital Appreciation Fund Sub-Account	Oppenheimer Global Fund Sub-Account	Oppenheimer Global Opportunities Fund Sub-Account	Oppenheimer International Growth Fund Sub-Account
Operations:
Net investment income (loss)	$165,688	$(4,702)	$(1,657)	$(3,287)	$31,115
Net realized gain (loss) on security transactions	122,518	2,972	250,950	2,209	111,837
Net realized gain on distributions	721,574	65,644	475,211	31,059	—
Net unrealized appreciation (depreciation) of investments during the year	(1,884,943)	(117,598)	(1,415,705)	(109,369)	(1,045,713)
Net increase (decrease) in net assets resulting from operations	(875,163)	(53,684)	(691,201)	(79,388)	(902,761)
Unit transactions:
Purchases	20,144	24,519	333,719	48,700	617,853
Net transfers	(55,187)	8,603	128,874	52,335	(34,027)
Surrenders for benefit payments and fees	(1,385,625)	(48,298)	(851,675)	(4,447)	(698,738)
Other transactions	144	2	7	5	(170)
Death benefits	—	—	—	—	—
Net loan activity	(45)	(12)	(68)	—	(38)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,420,569)	(15,186)	(389,143)	96,593	(115,120)
Net increase (decrease) in net assets	(2,295,732)	(68,870)	(1,080,344)	17,205	(1,017,881)
Net Assets:
Beginning of year	11,980,230	841,184	5,472,655	306,972	4,679,094
End of year	$9,684,498	$772,314	$4,392,311	$324,177	$3,661,213

The accompanying notes are an integral part of these financial statements.

	Oppenheimer Main Street Fund Sub-Account	Oppenheimer Global Strategic Income Fund Sub-Account	Oppenheimer Main Street Mid Cap Fund Sub-Account	Oppenheimer Developing Markets Fund Sub-Account	Oppenheimer Capital Income Fund Sub-Account
Operations:
Net investment income (loss)	$1,662	$26,132	$(19,873)	$(7,424)	$14
Net realized gain (loss) on security transactions	2,165	(5,500)	(15,744)	224,946	—
Net realized gain on distributions	91,053	—	312,013	—	—
Net unrealized appreciation (depreciation) of investments during the year	(150,955)	(56,121)	(632,859)	(956,399)	(48)
Net increase (decrease) in net assets resulting from operations	(56,075)	(35,489)	(356,463)	(738,877)	(34)
Unit transactions:
Purchases	66,609	85,469	260,403	395,442	214
Net transfers	23,748	(42,262)	(7,473)	(91,647)	—
Surrenders for benefit payments and fees	(21,134)	(43,527)	(898,749)	(1,365,404)	(3)
Other transactions	(1)	(57)	(1)	(482)	—
Death benefits	—	—	—	—	—
Net loan activity	(66)	—	(45)	(172)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	69,156	(377)	(645,865)	(1,062,263)	211
Net increase (decrease) in net assets	13,081	(35,866)	(1,002,328)	(1,801,140)	177
Net Assets:
Beginning of year	577,794	637,072	3,403,266	6,426,923	509
End of year	$590,875	$601,206	$2,400,938	$4,625,783	$686

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Oppenheimer International Bond Fund Sub-Account	Oppenheimer Mid Cap Value Fund Sub-Account	Oppenheimer Main Street All Cap Fund® Sub-Account	Oppenheimer Gold & Special Minerals Fund Sub-Account	Oppenheimer Real Estate Fund Sub-Account
Operations:
Net investment income (loss)	$140,300	$(2,600)	$(5,014)	$(13,402)	$14,208
Net realized gain (loss) on security transactions	(44,028)	63,670	16,435	(66,370)	(39,499)
Net realized gain on distributions	—	36,787	77,305	—	36,101
Net unrealized appreciation (depreciation) of investments during the year	(353,783)	(185,462)	(213,878)	(164,061)	(103,946)
Net increase (decrease) in net assets resulting from operations	(257,511)	(87,605)	(125,152)	(243,833)	(93,136)
Unit transactions:
Purchases	373,229	46,036	112,305	240,715	192,482
Net transfers	(112,828)	36,891	3,857	22,887	(35,681)
Surrenders for benefit payments and fees	(490,528)	(243,661)	(177,188)	(296,695)	(293,936)
Other transactions	(357)	4	2	4	1
Death benefits	—	—	—	—	—
Net loan activity	(98)	(23)	(47)	(142)	(94)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(230,582)	(160,753)	(61,071)	(33,231)	(137,228)
Net increase (decrease) in net assets	(488,093)	(248,358)	(186,223)	(277,064)	(230,364)
Net Assets:
Beginning of year	3,958,987	619,341	1,168,373	1,770,183	1,529,778
End of year	$3,470,894	$370,983	$982,150	$1,493,119	$1,299,414

The accompanying notes are an integral part of these financial statements.

	Oppenheimer Equity Income Fund Sub-Account	Oppenheimer International Diversified Fund Sub-Account	Oppenheimer Rising Dividends Fund Sub-Account	Putnam Global Equity Fund Sub-Account	Putnam VT High Yield Fund Sub-Account
Operations:
Net investment income (loss)	$60	$(242)	$(2)	$(261)	$17,955
Net realized gain (loss) on security transactions	2	508	64	525	(3,581)
Net realized gain on distributions	398	—	522	—	—
Net unrealized appreciation (depreciation) of investments during the year	(1,133)	(21,714)	(1,172)	(8,996)	(31,731)
Net increase (decrease) in net assets resulting from operations	(673)	(21,448)	(588)	(8,732)	(17,357)
Unit transactions:
Purchases	1,336	35,980	2,529	779	1,440
Net transfers	—	8,569	—	—	(70,604)
Surrenders for benefit payments and fees	(13)	(2,861)	(1,158)	(1,478)	(7,709)
Other transactions	2	(4)	1	—	—
Death benefits	—	—	—	—	—
Net loan activity	—	(19)	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	1,325	41,665	1,372	(699)	(76,873)
Net increase (decrease) in net assets	652	20,217	784	(9,431)	(94,230)
Net Assets:
Beginning of year	4,864	102,863	6,661	68,113	436,385
End of year	$5,516	$123,080	$7,445	$58,682	$342,155

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Putnam VT International Growth Fund Sub-Account	Putnam VT Sustainable Leaders Fund Sub-Account (11)	Putnam VT Small Cap Value Fund Sub-Account	Pioneer Disciplined Value Fund Sub-Account	Pioneer Equity Income Fund Sub-Account
Operations:
Net investment income (loss)	$(1,309)	$(2,907)	$(713)	$55	$593
Net realized gain (loss) on security transactions	(1,524)	9,789	(2,449)	(3,773)	1,402
Net realized gain on distributions	15,394	52,861	73,524	17,902	2,985
Net unrealized appreciation (depreciation) of investments during the year	(49,557)	(65,958)	(119,763)	(32,321)	(9,772)
Net increase (decrease) in net assets resulting from operations	(36,996)	(6,215)	(49,401)	(18,137)	(4,792)
Unit transactions:
Purchases	4,381	2,359	6,692	21,161	4,485
Net transfers	1,128	(17,940)	—	(13,551)	60,616
Surrenders for benefit payments and fees	(1,356)	(16,079)	(2,963)	(1,625)	(26,039)
Other transactions	1	—	—	3	1
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(1)	—
Net annuity transactions	—	—	(14,110)	—	—
Net increase (decrease) in net assets resulting from unit transactions	4,154	(31,660)	(10,381)	5,987	39,063
Net increase (decrease) in net assets	(32,842)	(37,875)	(59,782)	(12,150)	34,271
Net Assets:
Beginning of year	168,823	410,076	249,399	128,540	26,430
End of year	$135,981	$372,201	$189,617	$116,390	$60,701

(11)  Formerly Putnam VT Multi-Cap Growth Fund. Change effective May 1, 2018

The accompanying notes are an integral part of these financial statements.

	Pioneer Fundamental Growth Fund Sub-Account	AllianzGI NFJ International Value Fund Sub-Account	AllianzGI NFJ Small-Cap Value Fund Sub-Account	AllianzGI NFJ Dividend Value Fund Sub-Account	AMG Managers Cadence Mid Cap Fund Sub-Account
Operations:
Net investment income (loss)	$(353)	$83	$27,794	$60,653	$(350)
Net realized gain (loss) on security transactions	469	(2)	(63,859)	(106,055)	1,098
Net realized gain on distributions	2,547	—	228,288	916,488	6,553
Net unrealized appreciation (depreciation) of investments during the year	(3,544)	(1,683)	(435,911)	(1,478,836)	(11,769)
Net increase (decrease) in net assets resulting from operations	(881)	(1,602)	(243,688)	(607,750)	(4,468)
Unit transactions:
Purchases	6,960	1,995	85,700	709,700	2,947
Net transfers	(10)	792	(34,509)	17,818	7,590
Surrenders for benefit payments and fees	(2,446)	(21)	(303,467)	(1,754,646)	(5,081)
Other transactions	2	2	8	468	4
Death benefits	—	—	—	—	—
Net loan activity	—	—	(8)	(284)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	4,506	2,768	(252,276)	(1,026,944)	5,460
Net increase (decrease) in net assets	3,625	1,166	(495,964)	(1,634,694)	992
Net Assets:
Beginning of year	43,134	7,696	1,473,043	6,324,704	35,741
End of year	$46,759	$8,862	$977,079	$4,690,010	$36,733

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	PIMCO Emerging Markets Bond Fund Sub-Account	Pioneer Fund Sub-Account	Pioneer High Yield Fund Sub-Account	Pioneer Strategic Income Fund Sub-Account	Pioneer Mid Cap Value Fund Sub-Account
Operations:
Net investment income (loss)	$15,554	$(751)	$48,935	$139,045	$(1,546)
Net realized gain (loss) on security transactions	(5,516)	(26,861)	(6,226)	(29,118)	2,996
Net realized gain on distributions	—	91,911	—	—	85,715
Net unrealized appreciation (depreciation) of investments during the year	(39,033)	(76,498)	(83,458)	(226,737)	(305,220)
Net increase (decrease) in net assets resulting from operations	(28,995)	(12,199)	(40,749)	(116,810)	(218,055)
Unit transactions:
Purchases	36,885	149,885	102,878	810,798	97,593
Net transfers	(2,295)	(25,214)	(68,196)	25,853	(126,781)
Surrenders for benefit payments and fees	(99,682)	(201,818)	(101,662)	(884,344)	(153,176)
Other transactions	(15)	(157)	(2,153)	(120)	8
Death benefits	—	—	—	—	—
Net loan activity	—	(34)	(42)	(226)	(33)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(65,107)	(77,338)	(69,175)	(48,039)	(182,389)
Net increase (decrease) in net assets	(94,102)	(89,537)	(109,924)	(164,849)	(400,444)
Net Assets:
Beginning of year	555,567	830,128	1,137,350	5,189,038	1,232,474
End of year	$461,465	$740,591	$1,027,426	$5,024,189	$832,030

The accompanying notes are an integral part of these financial statements.

	Pioneer Select Mid Cap Growth Fund Sub-Account	PIMCO Total Return ESG Fund Sub-Account	Putnam Equity Income Fund Sub-Account	Putnam High Yield Fund Sub-Account	Putnam International Equity Fund Sub-Account
Operations:
Net investment income (loss)	$(7,483)	$2,079	$7,755	$60,359	$4,809
Net realized gain (loss) on security transactions	21,262	(747)	22,134	(16,271)	21,991
Net realized gain on distributions	89,263	—	32,386	—	11,824
Net unrealized appreciation (depreciation) of investments during the year	(149,508)	(4,110)	(140,586)	(100,010)	(111,160)
Net increase (decrease) in net assets resulting from operations	(46,466)	(2,778)	(78,311)	(55,922)	(72,536)
Unit transactions:
Purchases	65,210	22,242	115,656	203,731	—
Net transfers	(86,465)	(11,124)	(20,017)	(128,074)	(25,956)
Surrenders for benefit payments and fees	(30,580)	(5,415)	(88,105)	(281,263)	(43,253)
Other transactions	2	3	264	1	2
Death benefits	—	—	—	—	—
Net loan activity	—	(10)	(17)	(39)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(51,833)	5,696	7,781	(205,644)	(69,207)
Net increase (decrease) in net assets	(98,299)	2,918	(70,530)	(261,566)	(141,743)
Net Assets:
Beginning of year	736,420	146,194	858,540	1,423,137	440,134
End of year	$638,121	$149,112	$788,010	$1,161,571	$298,391

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Putnam Sustainable Leaders Fund Sub-Account (12)	Putnam International Capital Opportunities Fund Sub-Account	Putnam Small Cap Growth Fund Sub-Account	Royce Total Return Fund Sub-Account	Royce Smaller-Companies Growth Fund Sub-Account
Operations:
Net investment income (loss)	$(31)	$(1,718)	$(794)	$157	$(2,075)
Net realized gain (loss) on security transactions	988	9,126	10,481	(64,422)	(1,960)
Net realized gain on distributions	135	16,629	2,326	111,194	167,586
Net unrealized appreciation (depreciation) of investments during the year	(868)	(60,482)	(17,534)	(141,539)	(221,713)
Net increase (decrease) in net assets resulting from operations	224	(36,445)	(5,521)	(94,610)	(58,162)
Unit transactions:
Purchases	8	21,149	7,636	107,763	15,642
Net transfers	—	(14,460)	(53,783)	27,394	(4,658)
Surrenders for benefit payments and fees	(4,313)	(12,438)	(5,383)	(102,319)	(35,204)
Other transactions	(1)	2	3	13	2
Death benefits	—	—	—	—	—
Net loan activity	—	(3)	—	(8)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(4,306)	(5,750)	(51,527)	32,843	(24,218)
Net increase (decrease) in net assets	(4,082)	(42,195)	(57,048)	(61,767)	(82,380)
Net Assets:
Beginning of year	4,856	227,513	162,857	723,484	609,687
End of year	$774	$185,318	$105,809	$661,717	$527,307

(12)  Formerly Putnam Multi-Cap Growth Fund. Change effective March 21, 2018

(13)  Formerly Columbia Diversified Equity Income Fund. Change effective February 28, 2018

The accompanying notes are an integral part of these financial statements.

	Royce Small-Cap Value Fund Sub-Account	Columbia Large Cap Value Fund Sub-Account (13)	Columbia Small/Mid Cap Value Fund Sub-Account	RidgeWorth Ceredex Small Cap Value Equity Fund Sub-Account	RidgeWorth Ceredex Mid-Cap Value Equity Fund Sub-Account
Operations:
Net investment income (loss)	$(2,178)	$1,226	$(1,462)	$4,262	$(1,600)
Net realized gain (loss) on security transactions	(21,989)	1,967	3,019	(81,056)	5,785
Net realized gain on distributions	20,546	10,960	20,977	148,626	127,448
Net unrealized appreciation (depreciation) of investments during the year	(13,881)	(28,803)	(76,973)	(231,021)	(225,687)
Net increase (decrease) in net assets resulting from operations	(17,502)	(14,650)	(54,439)	(159,189)	(94,054)
Unit transactions:
Purchases	41,468	9,632	72,597	142,875	143,441
Net transfers	(27,616)	(1,851)	(26,532)	(67,764)	(23,289)
Surrenders for benefit payments and fees	(65,180)	(11,955)	(8,279)	(364,884)	(341,853)
Other transactions	9	2	4	(21)	(24)
Death benefits	—	—	—	—	—
Net loan activity	(2)	(3)	(2)	(14)	(106)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(51,321)	(4,175)	37,788	(289,808)	(221,831)
Net increase (decrease) in net assets	(68,823)	(18,825)	(16,651)	(448,997)	(315,885)
Net Assets:
Beginning of year	249,428	133,732	277,274	1,453,388	1,370,202
End of year	$180,605	$114,907	$260,623	$1,004,391	$1,054,317

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	RidgeWorth Seix Total Return Bond Fund Sub-Account	RidgeWorth Ceredex Large Cap Value Equity Fund Sub-Account	DWS Real Estate Securities Fund Sub-Account (14)	DWS Equity Dividend Fund Sub-Account (15)	DWS Capital Growth Fund Sub-Account (16)
Operations:
Net investment income (loss)	$1,459	$1,073	$199	$2,307	$(38)
Net realized gain (loss) on security transactions	(311)	(6,069)	(8)	16,667	43
Net realized gain on distributions	—	27,546	304	15,177	737
Net unrealized appreciation (depreciation) of investments during the year	(2,762)	(40,184)	(1,207)	(37,495)	(1,217)
Net increase (decrease) in net assets resulting from operations	(1,614)	(17,634)	(712)	(3,344)	(475)
Unit transactions:
Purchases	7,727	19,134	—	12,526	5,222
Net transfers	—	(25,073)	—	—	(880)
Surrenders for benefit payments and fees	(3,985)	(39,586)	—	(58,710)	(8)
Other transactions	4	(315)	1	1	—
Death benefits	—	—	—	—	—
Net loan activity	(16)	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	3,730	(45,840)	1	(46,183)	4,334
Net increase (decrease) in net assets	2,116	(63,474)	(711)	(49,527)	3,859
Net Assets:
Beginning of year	132,571	179,080	16,480	216,014	1,867
End of year	$134,687	$115,606	$15,769	$166,487	$5,726

(14)  Formerly Deutsche Real Estate Securities Fund. Change effective July 2, 2018

(15)  Formerly Deutsche Equity Dividend Fund. Change effective July 2, 2018

(16)  Formerly Deutsche Capital Growth Fund. Change effective July 2, 2018

(17)  Formerly Deutsche Enhanced Emerging Markets Fixed Income. Change effective July 2, 2018

(18)  Formerly Deutsche Core Equity VIP. Change effective July 2, 2018

(19)  Formerly Deutsche Global Growth Fund. Change effective July 2, 2018

The accompanying notes are an integral part of these financial statements.

	DWS Enhanced Emerging Markets Fixed Income Sub-Account (17)	SSgA S&P 500 Index Fund Sub-Account	DWS Core Equity VIP Sub-Account (18)	DWS Global Growth Fund Sub-Account (19)	Select Overseas Fund Sub-Account
Operations:
Net investment income (loss)	$590	$29,298	$971	$220	$(795)
Net realized gain (loss) on security transactions	(1,257)	41,776	1,215	1,013	8,550
Net realized gain on distributions	—	167,520	22,839	—	1,216
Net unrealized appreciation (depreciation) of investments during the year	(1,350)	(330,963)	(28,162)	(26,966)	(23,236)
Net increase (decrease) in net assets resulting from operations	(2,017)	(92,369)	(3,137)	(25,733)	(14,265)
Unit transactions:
Purchases	3,429	142,898	1,200	6,969	4,693
Net transfers	(20,267)	59,405	(20,758)	(1,896)	(60,001)
Surrenders for benefit payments and fees	(10)	(158,028)	(4,013)	(3,584)	(12)
Other transactions	1	1	—	5	1
Death benefits	—	—	—	—	—
Net loan activity	—	(20)	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(16,847)	44,256	(23,571)	1,494	(55,319)
Net increase (decrease) in net assets	(18,864)	(48,113)	(26,708)	(24,239)	(69,584)
Net Assets:
Beginning of year	41,864	1,802,515	88,730	143,447	82,583
End of year	$23,000	$1,754,402	$62,022	$119,208	$12,999

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	MassMutual Select Total Return Bond Fund Sub-Account	MassMutual Blue Chip Growth Fund Sub-Account (20)	Select T. Rowe Price/ Frontier MC Gr II Fund Sub-Account	Select Western Strategic Bond Fund Sub-Account	ClearBridge Appreciation Fund Sub-Account
Operations:
Net investment income (loss)	$4,841	$(2)	$(601)	$4,185	$1,871
Net realized gain (loss) on security transactions	(3,484)	654	2,482	(654)	3,391
Net realized gain on distributions	—	—	4,166	—	27,105
Net unrealized appreciation (depreciation) of investments during the year	(3,835)	650	(6,037)	(8,852)	(58,105)
Net increase (decrease) in net assets resulting from operations	(2,478)	1,302	10	(5,321)	(25,738)
Unit transactions:
Purchases	32,534	427	7,784	18,322	49,202
Net transfers	4,909	8,226	94,028	(1,336)	123,081
Surrenders for benefit payments and fees	(51,012)	(7)	(44,475)	(5,459)	(92,498)
Other transactions	—	—	(1)	—	(399)
Death benefits	—	—	—	—	—
Net loan activity	(49)	—	—	(10)	(4)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(13,618)	8,646	57,336	11,517	79,382
Net increase (decrease) in net assets	(16,096)	9,948	57,346	6,196	53,644
Net Assets:
Beginning of year	266,657	—	60,815	207,288	453,599
End of year	$250,561	$9,948	$118,161	$213,484	$507,243

(20)  Funded as of December 24, 2018

The accompanying notes are an integral part of these financial statements.

	ClearBridge Aggressive Growth Fund Sub-Account	ClearBridge All Cap Value Fund Sub-Account	ClearBridge Mid Cap Fund Sub-Account	ClearBridge Small Cap Growth Fund Sub-Account	Thornburg International Value Fund Sub-Account
Operations:
Net investment income (loss)	$(403)	$(121)	$(3,741)	$(6,715)	$10,683
Net realized gain (loss) on security transactions	3,847	(25)	32,996	78,036	(69,242)
Net realized gain on distributions	4,334	3,337	36,173	113,523	—
Net unrealized appreciation (depreciation) of investments during the year	(9,451)	(8,641)	(199,123)	(137,879)	(611,383)
Net increase (decrease) in net assets resulting from operations	(1,673)	(5,450)	(133,695)	46,965	(669,942)
Unit transactions:
Purchases	2,284	1,960	166,861	94,869	258,703
Net transfers	(41,089)	6,977	(68,567)	6,239	617,563
Surrenders for benefit payments and fees	(2,771)	(19)	(233,020)	(195,838)	(611,447)
Other transactions	4	1	9	(3)	2
Death benefits	—	—	—	—	—
Net loan activity	(13)	—	(42)	(24)	(49)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(41,585)	8,919	(134,759)	(94,757)	264,772
Net increase (decrease) in net assets	(43,258)	3,469	(268,454)	(47,792)	(405,170)
Net Assets:
Beginning of year	70,595	27,082	1,175,466	881,118	3,067,493
End of year	$27,337	$30,551	$907,012	$833,326	$2,662,323

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Thornburg Value Fund Sub-Account	Thornburg Core Growth Fund Sub-Account	Timothy Plan Large/Mid Cap Value Fund Sub-Account	T. Rowe Price Growth Stock Fund, Inc. Sub-Account	T. Rowe Price Equity Income Fund Sub-Account
Operations:
Net investment income (loss)	$(8,059)	$(6,993)	$(1,040)	$(63,867)	$11,328
Net realized gain (loss) on security transactions	68,380	33,781	2,897	729,411	16,594
Net realized gain on distributions	—	—	16,982	510,003	97,877
Net unrealized appreciation (depreciation) of investments during the year	(226,702)	(55,260)	(36,824)	(1,258,837)	(266,626)
Net increase (decrease) in net assets resulting from operations	(166,381)	(28,472)	(17,985)	(83,290)	(140,827)
Unit transactions:
Purchases	133,794	81,285	30,944	1,024,434	156,503
Net transfers	11,467	28,042	7,333	(18,701)	(22,939)
Surrenders for benefit payments and fees	(265,660)	(116,570)	(7,274)	(2,698,288)	(95,164)
Other transactions	8	1	(20)	(284)	(135)
Death benefits	—	—	—	—	—
Net loan activity	(167)	(87)	—	(358)	(45)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(120,558)	(7,329)	30,983	(1,693,197)	38,220
Net increase (decrease) in net assets	(286,939)	(35,801)	12,998	(1,776,487)	(102,607)
Net Assets:
Beginning of year	1,756,964	739,407	165,136	7,932,181	1,327,212
End of year	$1,470,025	$703,606	$178,134	$6,155,694	$1,224,605

The accompanying notes are an integral part of these financial statements.

	T. Rowe Price Retirement 2010 Fund Sub-Account	T. Rowe Price Retirement 2020 Fund Sub-Account	T. Rowe Price Retirement 2030 Fund Sub-Account	T. Rowe Price Retirement 2040 Fund Sub-Account	T. Rowe Price Retirement 2050 Fund Sub-Account
Operations:
Net investment income (loss)	$10,773	$89,798	$72,090	$15,977	$161
Net realized gain (loss) on security transactions	12,016	133,656	168,015	157,822	150,074
Net realized gain on distributions	56,670	751,331	830,332	525,713	218,504
Net unrealized appreciation (depreciation) of investments during the year	(128,057)	(1,694,103)	(2,099,834)	(1,362,546)	(677,673)
Net increase (decrease) in net assets resulting from operations	(48,598)	(719,318)	(1,029,397)	(663,034)	(308,934)
Unit transactions:
Purchases	82,632	1,128,942	1,579,838	1,215,510	844,541
Net transfers	53,766	620,738	550,986	188,438	4,855
Surrenders for benefit payments and fees	(166,051)	(1,150,180)	(1,019,568)	(793,222)	(740,726)
Other transactions	2	14	25	26	113
Death benefits	—	—	—	—	—
Net loan activity	(52)	(180)	(492)	(322)	(246)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(29,703)	599,334	1,110,789	610,430	108,537
Net increase (decrease) in net assets	(78,301)	(119,984)	81,392	(52,604)	(200,397)
Net Assets:
Beginning of year	1,084,602	11,181,063	12,866,488	7,316,835	3,520,437
End of year	$1,006,301	$11,061,079	$12,947,880	$7,264,231	$3,320,040

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	T. Rowe Price Retirement Balanced Fund Sub-Account	UBS Global Allocation Fund Sub-Account	UBS US Allocation Fund Sub-Account	Vanguard Small-Cap Index Fund Sub-Account	Vanguard Mid-Cap Index Fund Sub-Account
Operations:
Net investment income (loss)	$3,109	$(31)	$21	$56,887	$40,496
Net realized gain (loss) on security transactions	(216)	57	1	192,372	114,397
Net realized gain on distributions	38,885	—	918	—	—
Net unrealized appreciation (depreciation) of investments during the year	(73,736)	(391)	(1,866)	(557,564)	(358,027)
Net increase (decrease) in net assets resulting from operations	(31,958)	(365)	(926)	(308,305)	(203,134)
Unit transactions:
Purchases	41,065	655	428	5,175	6,702
Net transfers	376,178	—	—	19,870	6,114
Surrenders for benefit payments and fees	(24,118)	(3)	—	(725,707)	(466,891)
Other transactions	(14)	2	1	—	47
Death benefits	—	—	—	—	—
Net loan activity	(12)	—	—	(7)	(6)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	393,099	654	429	(700,669)	(454,034)
Net increase (decrease) in net assets	361,141	289	(497)	(1,008,974)	(657,168)
Net Assets:
Beginning of year	443,981	3,758	10,254	4,306,819	2,741,648
End of year	$805,122	$4,047	$9,757	$3,297,845	$2,084,480

The accompanying notes are an integral part of these financial statements.

	Vanguard Total Bond Market Index Fund Sub-Account	Vanguard Total Stock Market Index Fund Sub-Account	Victory Diversified Stock Fund Sub-Account	Victory Special Value Fund Sub-Account	Victory Sycamore Small Company Opportunity Fund Sub-Account
Operations:
Net investment income (loss)	$31,451	$49,263	$(3,296)	$(7,658)	$(13,287)
Net realized gain (loss) on security transactions	(5,383)	166,088	(2,005)	57,519	217,495
Net realized gain on distributions	280	—	69,955	113,189	489,538
Net unrealized appreciation (depreciation) of investments during the year	(28,250)	(304,235)	(163,316)	(330,976)	(1,098,356)
Net increase (decrease) in net assets resulting from operations	(1,902)	(88,884)	(98,662)	(167,926)	(404,610)
Unit transactions:
Purchases	4,175	1,833	49,411	88,442	563,880
Net transfers	28,886	29,982	1,933	(78,397)	(308,178)
Surrenders for benefit payments and fees	(130,394)	(609,695)	(45,081)	(142,415)	(972,238)
Other transactions	42	—	8	(185)	(135)
Death benefits	—	—	—	—	—
Net loan activity	(1)	(11)	(3)	(35)	(181)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(97,292)	(577,891)	6,268	(132,590)	(716,852)
Net increase (decrease) in net assets	(99,194)	(666,775)	(92,394)	(300,516)	(1,121,462)
Net Assets:
Beginning of year	1,178,522	2,852,647	697,678	1,341,913	5,267,377
End of year	$1,079,328	$2,185,872	$605,284	$1,041,397	$4,145,915

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Victory Sycamore Established Value Fund Sub-Account	Invesco Small Cap Discovery Fund Sub-Account	Invesco Comstock Fund Sub-Account	Invesco Equity and Income Fund Sub-Account	Invesco Growth and Income Fund Sub-Account
Operations:
Net investment income (loss)	$86,339	$(11,989)	$60,958	$235,494	$18,275
Net realized gain (loss) on security transactions	167,129	5,111	142,190	262,498	61,443
Net realized gain on distributions	754,437	241,871	356,503	811,330	239,151
Net unrealized appreciation (depreciation) of investments during the year	(2,042,983)	(320,810)	(1,226,978)	(2,786,315)	(668,179)
Net increase (decrease) in net assets resulting from operations	(1,035,078)	(85,817)	(667,327)	(1,476,993)	(349,310)
Unit transactions:
Purchases	1,460,730	155,736	359,260	684,996	264,110
Net transfers	(86,345)	133,637	(81,177)	(190,953)	(85,239)
Surrenders for benefit payments and fees	(1,232,386)	(580,746)	(585,708)	(2,650,649)	(638,832)
Other transactions	(6)	1	(1,817)	(1,141)	—
Death benefits	—	—	—	—	—
Net loan activity	(79)	(91)	(457)	(484)	(100)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	141,914	(291,463)	(309,899)	(2,158,231)	(460,061)
Net increase (decrease) in net assets	(893,164)	(377,280)	(977,226)	(3,635,224)	(809,371)
Net Assets:
Beginning of year	9,906,657	1,838,849	5,683,338	16,868,501	2,857,190
End of year	$9,013,493	$1,461,569	$4,706,112	$13,233,277	$2,047,819

The accompanying notes are an integral part of these financial statements.

	Invesco Mid Cap Growth Fund Sub-Account	Invesco Quality Income Fund Sub-Account	Invesco Small Cap Value Fund Sub-Account	Invesco American Value Fund Sub-Account	Invesco Value Opportunities Fund Sub-Account
Operations:
Net investment income (loss)	$(10,118)	$18	$(8,369)	$(713)	$(2,104)
Net realized gain (loss) on security transactions	48,834	—	297	45	25,435
Net realized gain on distributions	135,594	—	169,474	10,106	62,326
Net unrealized appreciation (depreciation) of investments during the year	(242,838)	(22)	(435,567)	(23,339)	(198,421)
Net increase (decrease) in net assets resulting from operations	(68,528)	(4)	(274,165)	(13,901)	(112,764)
Unit transactions:
Purchases	126,760	209	158,087	12,945	597
Net transfers	50,089	—	(67,031)	—	(54,743)
Surrenders for benefit payments and fees	(324,946)	(3)	(289,981)	(14,756)	(26,560)
Other transactions	7	1	2	4	4
Death benefits	—	—	—	—	—
Net loan activity	(20)	—	(49)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(148,110)	207	(198,972)	(1,807)	(80,702)
Net increase (decrease) in net assets	(216,638)	203	(473,137)	(15,708)	(193,466)
Net Assets:
Beginning of year	1,321,160	531	1,266,956	102,037	656,220
End of year	$1,104,522	$734	$793,819	$86,329	$462,754

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Invesco Diversified Dividend Fund Sub-Account	Invesco American Franchise Fund Sub-Account	Invesco Global Core Equity Fund Sub-Account	Vanguard 500 Index Fund Sub-Account	Wells Fargo International Equity Fund Sub-Account
Operations:
Net investment income (loss)	$7,762	$(4,269)	$88	$96,183	$2,234
Net realized gain (loss) on security transactions	28,465	29,356	808	234,528	59
Net realized gain on distributions	19,231	63,925	3,223	—	—
Net unrealized appreciation (depreciation) of investments during the year	(93,143)	(119,224)	(13,016)	(499,497)	(19,732)
Net increase (decrease) in net assets resulting from operations	(37,685)	(30,212)	(8,897)	(168,786)	(17,439)
Unit transactions:
Purchases	49,725	24,167	6,052	19,295	6,130
Net transfers	(13,242)	23,745	—	15,248	(852)
Surrenders for benefit payments and fees	(249,815)	(37,744)	(13)	(798,571)	(142)
Other transactions	2	8	4	7	7
Death benefits	—	—	—	—	—
Net loan activity	(23)	(6)	—	(20)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(213,353)	10,170	6,043	(764,041)	5,143
Net increase (decrease) in net assets	(251,038)	(20,042)	(2,854)	(932,827)	(12,296)
Net Assets:
Beginning of year	644,486	689,526	51,522	5,417,551	95,370
End of year	$393,448	$669,484	$48,668	$4,484,724	$83,074

The accompanying notes are an integral part of these financial statements.

	Wells Fargo Core Bond Fund Sub-Account	Columbia Seligman Communications and Information Fund Sub-Account	Columbia Seligman Global Technology Fund Sub-Account	Columbia Select Small Cap Value Fund Sub-Account (21)	TIAA-CREF Large Cap Value Index Fund Sub-Account
Operations:
Net investment income (loss)	$1,070	$(3,222)	$(2,705)	$(140)	$50,579
Net realized gain (loss) on security transactions	(1,460)	19,944	5,778	164	27,284
Net realized gain on distributions	—	50,471	39,310	1,846	38,541
Net unrealized appreciation (depreciation) of investments during the year	(1,679)	(102,474)	(80,123)	(6,749)	(324,494)
Net increase (decrease) in net assets resulting from operations	(2,069)	(35,281)	(37,740)	(4,879)	(208,090)
Unit transactions:
Purchases	16,222	60,425	38,651	2,155	307,591
Net transfers	—	65,008	39,514	24	(8,601)
Surrenders for benefit payments and fees	(45,172)	(197,588)	(22,515)	(1,742)	(158,690)
Other transactions	2	4	5	—	(44)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(3)	—	(74)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(28,948)	(72,151)	55,652	437	140,182
Net increase (decrease) in net assets	(31,017)	(107,432)	17,912	(4,442)	(67,908)
Net Assets:
Beginning of year	112,358	569,626	329,955	35,228	2,384,575
End of year	$81,341	$462,194	$347,867	$30,786	$2,316,667

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	TIAA-CREF Large Cap Growth Fund Sub-Account	TIAA-CREF Bond Index Fund Sub-Account	TIAA-CREF Equity Index Fund Sub-Account	MM MSCI EAFE® International Index Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2015 Fund Sub-Account (22)
Operations:
Net investment income (loss)	$23,152	$4,034	$42,838	$5,948	$9,507
Net realized gain (loss) on security transactions	102,057	(178)	90,481	15,700	(1,427)
Net realized gain on distributions	62,033	—	11,668	6,320	22,801
Net unrealized appreciation (depreciation) of investments during the year	(235,071)	(5,637)	(335,293)	(79,173)	(47,973)
Net increase (decrease) in net assets resulting from operations	(47,829)	(1,781)	(190,306)	(51,205)	(17,092)
Unit transactions:
Purchases	364,516	30,884	467,820	87,162	42,931
Net transfers	66,096	1,387	98,926	7,177	—
Surrenders for benefit payments and fees	(166,067)	(4,356)	(328,343)	(41,162)	(148,676)
Other transactions	(53)	7	(27)	18	1
Death benefits	—	—	—	—	—
Net loan activity	(74)	—	(85)	(15)	(1)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	264,418	27,922	238,291	53,180	(105,745)
Net increase (decrease) in net assets	216,589	26,141	47,985	1,975	(122,837)
Net Assets:
Beginning of year	2,442,408	215,584	3,072,235	319,246	497,712
End of year	$2,658,997	$241,725	$3,120,220	$321,221	$374,875

(21)  Formerly Columbia Select Smaller-Cap Value Fund. Change effective October 1, 2018

(22)  Formerly MassMutual RetireSMARTSM 2015 Fund. Change effective Sepember 24, 2018

(23)  Formerly MassMutual RetireSMARTSM 2020 Fund. Change effective September 24, 2018

(24)  Formerly MassMutual RetireSMARTSM 2025 Fund. Change effective September 24, 2018

(25)  Formerly MassMutual RetireSMARTSM 2030 Fund. Change effective September 24, 2018

The accompanying notes are an integral part of these financial statements.

	MassMutual RetireSMARTSM by JPMorgan 2020 Fund Sub-Account (23)	MassMutual RetireSMARTSM by JPMorgan 2025 Fund Sub-Account (24)	MassMutual RetireSMARTSM by JPMorgan 2030 Fund Sub-Account (25)	MassMutual RetireSMARTSM by JPMorgan 2035 Fund Sub-Account (26)	MassMutual RetireSMARTSM by JPMorgan 2040 Fund Sub-Account (27)
Operations:
Net investment income (loss)	$15,420	$22,491	$30,550	$25,196	$22,071
Net realized gain (loss) on security transactions	(58,763)	(28,008)	(21,003)	(41,149)	(22,902)
Net realized gain on distributions	68,212	103,763	173,995	132,675	130,044
Net unrealized appreciation (depreciation) of investments during the year	(69,460)	(174,467)	(293,066)	(228,510)	(232,247)
Net increase (decrease) in net assets resulting from operations	(44,591)	(76,221)	(109,524)	(111,788)	(103,034)
Unit transactions:
Purchases	90,594	189,419	185,586	306,790	214,622
Net transfers	—	(19,772)	74,780	(8,901)	(1,920)
Surrenders for benefit payments and fees	(618,448)	(635,442)	(273,598)	(456,308)	(196,876)
Other transactions	—	2	1	2	3
Death benefits	—	—	—	—	—
Net loan activity	—	—	(25)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(527,854)	(465,793)	(13,256)	(158,417)	15,829
Net increase (decrease) in net assets	(572,445)	(542,014)	(122,780)	(270,205)	(87,205)
Net Assets:
Beginning of year	907,903	1,409,793	1,554,723	1,242,485	1,103,003
End of year	$335,458	$867,779	$1,431,943	$972,280	$1,015,798

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	MassMutual RetireSMARTSM by JPMorgan 2045 Fund Sub-Account (28)	MassMutual RetireSMARTSM by JPMorgan 2050 Fund Sub-Account (29)	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund Sub-Account (30)	MassMutual RetireSMARTSM by JPMorgan 2055 Fund Sub-Account (31)	American Century Heritage Fund Sub-Account
Operations:
Net investment income (loss)	$14,762	$8,537	$857	$4,126	$(4,968)
Net realized gain (loss) on security transactions	(33,472)	(15,342)	(532)	(11,422)	(416)
Net realized gain on distributions	89,673	65,791	423	22,900	154,422
Net unrealized appreciation (depreciation) of investments during the year	(148,121)	(105,278)	(2,172)	(35,758)	(193,974)
Net increase (decrease) in net assets resulting from operations	(77,158)	(46,292)	(1,424)	(20,154)	(44,936)
Unit transactions:
Purchases	189,567	153,174	10,561	134,957	58,385
Net transfers	(4,662)	16,652	—	(85)	(24,160)
Surrenders for benefit payments and fees	(279,308)	(161,710)	(8,468)	(135,007)	(29,241)
Other transactions	4	3	—	4	7
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(50)	(38)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(94,399)	8,119	2,093	(181)	4,953
Net increase (decrease) in net assets	(171,557)	(38,173)	669	(20,335)	(39,983)
Net Assets:
Beginning of year	750,796	466,684	21,638	151,077	746,230
End of year	$579,239	$428,511	$22,307	$130,742	$706,247

(26)  Formerly MassMutual RetireSMARTSM 2035 Fund. Change effective September 24, 2018

(27)  Formerly MassMutual RetireSMARTSM 2040 Fund. Change effective September 24, 2018

(28)  Formerly MassMutual RetireSMARTSM 2045 Fund. Change effective September 24, 2018

(29)  Formerly MassMutual RetireSMARTSM 2050 Fund. Change effective September 24, 2018

(30)  Formerly MassMutual RetireSMARTSM In Retirement Fund. Change effective September 24, 2018

(31)  Formerly MassMutual RetireSMARTSM 2055. Change effective September 24, 2018

(32)  Effective April 20, 2018 HIMCO VIT Index Fund merged with Blackrock VI S&P 500 Index Fund

The accompanying notes are an integral part of these financial statements.

	ClearBridge Small Cap Value Fund Sub-Account	Oak Ridge Small Cap Growth Fund Sub-Account	HIMCO VIT Index Fund Sub-Account (32)	Oppenheimer Corporate Bond Fund Sub-Account	MassMutual Premier Strategic Emerging Markets Fund Sub-Account (33)
Operations:
Net investment income (loss)	$(11)	$(5,160)	$222,026	$14	$(48)
Net realized gain (loss) on security transactions	(4)	(79,632)	630,567	(4)	(5)
Net realized gain on distributions	192	84,616	994,669	—	—
Net unrealized appreciation (depreciation) of investments during the year	(616)	(38,544)	(1,822,568)	(40)	(1,102)
Net increase (decrease) in net assets resulting from operations	(439)	(38,720)	24,694	(30)	(1,155)
Unit transactions:
Purchases	198	75,950	196,823	1,495	200
Net transfers	—	(32,338)	(11,684,395)	2	7,452
Surrenders for benefit payments and fees	(44)	(45,090)	(325,012)	(17)	—
Other transactions	6	(17)	16	—	1
Death benefits	—	—	—	—	—
Net loan activity	—	(11)	(133)	—	—
Net annuity transactions	—	—	(3,336)	—	—
Net increase (decrease) in net assets resulting from unit transactions	160	(1,506)	(11,816,037)	1,480	7,653
Net increase (decrease) in net assets	(279)	(40,226)	(11,791,343)	1,450	6,498
Net Assets:
Beginning of year	1,811	543,890	11,791,343	40	—
End of year	$1,532	$503,664	$—	$1,490	$6,498

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	MassMutual Premier Small Cap Opportunities Fund Sub-Account	MassMutual Select Small Cap Growth Equity Fund Sub-Account (34)	Fidelity VIP Freedom 2035 Portfolio Sub-Account (35)	Fidelity VIP Freedom 2040 Portfolio Sub-Account	Fidelity VIP Freedom 2050 Portfolio Sub-Account
Operations:
Net investment income (loss)	$(561)	$—	$51	$(128)	$3
Net realized gain (loss) on security transactions	111	—	(2)	(215)	—
Net realized gain on distributions	20,036	73	161	—	11
Net unrealized appreciation (depreciation) of investments during the year	(43,212)	(122)	(1,295)	(2)	(57)
Net increase (decrease) in net assets resulting from operations	(23,626)	(49)	(1,085)	(345)	(43)
Unit transactions:
Purchases	23,462	461	—	—	—
Net transfers	18,207	—	8,437	92,823	—
Surrenders for benefit payments and fees	(4,817)	—	—	(92,478)	—
Other transactions	(19)	—	1	—	(1)
Death benefits	—	—	—	—	—
Net loan activity	(33)	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	36,800	461	8,438	345	(1)
Net increase (decrease) in net assets	13,174	412	7,353	—	(44)
Net Assets:
Beginning of year	171,585	—	—	—	412
End of year	$184,759	$412	$7,353	$—	$368

(33)  Funded as of April 6, 2018

(34)  Funded as of August 29, 2018

(35)  Funded as of January 16, 2018

(36)  Funded as of April 20, 2018

The accompanying notes are an integral part of these financial statements.

	Ivy Small Cap Growth Fund Sub-Account	T. Rowe Price Retirement 2060 Fund Sub-Account (36)	MSIF Global Opportunity Portfolio Sub-Account	JPMorgan U.S. Government Money Market Fund Sub-Account	American Century U.S. Government Money Market Fund Sub-Account
Operations:
Net investment income (loss)	$(470)	$20	$(805)	$4,616	$9,465
Net realized gain (loss) on security transactions	(6,109)	(3)	1,205	—	—
Net realized gain on distributions	128,813	117	703	—	—
Net unrealized appreciation (depreciation) of investments during the year	(205,478)	(393)	(12,042)	—	—
Net increase (decrease) in net assets resulting from operations	(83,244)	(259)	(10,939)	4,616	9,465
Unit transactions:
Purchases	89,656	3,570	7,441	188,414	153,277
Net transfers	461,635	—	43,744	56,661	37,473
Surrenders for benefit payments and fees	(86,646)	(38)	(5,383)	(230,235)	(303,705)
Other transactions	127	—	(1)	9	6
Death benefits	—	—	—	—	—
Net loan activity	(19)	—	(9)	(123)	(84)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	464,753	3,532	45,792	14,726	(113,033)
Net increase (decrease) in net assets	381,509	3,273	34,853	19,342	(103,568)
Net Assets:
Beginning of year	615,676	—	53,165	1,038,662	1,318,525
End of year	$997,185	$3,273	$88,018	$1,058,004	$1,214,957

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Invesco Balanced-Risk Commodity Strategy Fund Sub-Account	Columbia Select International Equity Fund Sub-Account	Putnam Growth Opportunities Fund Sub-Account	John Hancock New Opportunities Fund Sub-Account	Columbia Large Cap Growth III Sub-Account
Operations:
Net investment income (loss)	$(129)	$100	$(46)	$(3,299)	$(6,232)
Net realized gain (loss) on security transactions	61	86	13	23,525	19,960
Net realized gain on distributions	3	—	278	72,909	63,346
Net unrealized appreciation (depreciation) of investments during the year	(1,957)	(1,465)	(254)	(162,612)	(105,658)
Net increase (decrease) in net assets resulting from operations	(2,022)	(1,279)	(9)	(69,477)	(28,584)
Unit transactions:
Purchases	3,158	—	867	9,407	63,896
Net transfers	(26)	—	—	(36,301)	4,538
Surrenders for benefit payments and fees	(1,424)	(488)	(15)	(62,773)	(106,929)
Other transactions	1	2	—	2	1
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	(5)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	1,709	(486)	852	(89,665)	(38,499)
Net increase (decrease) in net assets	(313)	(1,765)	843	(159,142)	(67,083)
Net Assets:
Beginning of year	14,531	8,493	2,991	572,327	627,477
End of year	$14,218	$6,728	$3,834	$413,185	$560,394

(37)  Effective October 26, 2018 Hartford Global Capital Appreciation Fund merged with Hartford International Equity Fund

The accompanying notes are an integral part of these financial statements.

	Hartford Global Capital Appreciation Fund Sub-Account (37)	Victory RS Value Fund Sub-Account	Pioneer Global Equity Fund Sub-Account	BlackRock Advantage Small Cap Growth Fund Sub-Account (38)	MassMutual Select T.Rowe Price Retire 2035 Fund Sub-Account (39)
Operations:
Net investment income (loss)	$493	$11,322	$(2,091)	$(4,527)	$218
Net realized gain (loss) on security transactions	(10,569)	(23,596)	8,519	6,773	—
Net realized gain on distributions	109,646	208,736	85,692	202,972	1
Net unrealized appreciation (depreciation) of investments during the year	(193,585)	(389,728)	(287,803)	(272,918)	(1,060)
Net increase (decrease) in net assets resulting from operations	(94,015)	(193,266)	(195,683)	(67,700)	(841)
Unit transactions:
Purchases	75,812	4,546	121,437	69,569	500
Net transfers	(1,118,845)	(66,026)	(79,478)	950,243	18,343
Surrenders for benefit payments and fees	(60,023)	(176,823)	(142,630)	(166,252)	(1)
Other transactions	—	1	10	27	—
Death benefits	—	—	—	—	—
Net loan activity	—	(5)	(10)	(28)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,103,056)	(238,307)	(100,671)	853,559	18,842
Net increase (decrease) in net assets	(1,197,071)	(431,573)	(296,354)	785,859	18,001
Net Assets:
Beginning of year	1,197,071	2,061,235	1,279,058	—	—
End of year	$—	$1,629,662	$982,704	$785,859	$18,001

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	BlackRock S&P 500 Index V.I. Fund Sub-Account (40)	Hartford International Equity Fund Sub-Account (41)	BNY Mellon Insight Core Plus Fund Sub-Account (42)	MM Russell 2000® Small Cap Index Fund Sub-Account	MM S&P 500® Index Fund Sub-Account
Operations:
Net investment income (loss)	$73,784	$1,146	$3,745	$(1,041)	$9,685
Net realized gain (loss) on security transactions	5,947	(27,146)	(11)	6,095	(132,961)
Net realized gain on distributions	484,641	2,071	—	8,950	196,528
Net unrealized appreciation (depreciation) of investments during the year	(1,135,609)	(16,206)	4,156	(26,900)	(141,010)
Net increase (decrease) in net assets resulting from operations	(571,237)	(40,135)	7,890	(12,896)	(67,758)
Unit transactions:
Purchases	395,111	17,481	2,567	44,630	208,463
Net transfers	11,508,769	1,087,231	672,857	(4,434)	(153,274)
Surrenders for benefit payments and fees	(1,176,844)	(685,657)	(8,130)	(82,269)	(79,118)
Other transactions	(6)	(5)	8	5	1
Death benefits	—	—	—	—	—
Net loan activity	(205)	—	—	(24)	(54)
Net annuity transactions	(9,703)	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	10,717,122	419,050	667,302	(42,092)	(23,982)
Net increase (decrease) in net assets	10,145,885	378,915	675,192	(54,988)	(91,740)
Net Assets:
Beginning of year	—	—	—	185,875	1,450,335
End of year	$10,145,885	$378,915	$675,192	$130,887	$1,358,595

(38)  Funded as of March 2, 2018

(39)  Funded as of November 14, 2018

(40)  Funded as of April 20, 2018

(41)  Funded as of October 26, 2018

(42)  Funded as of October 19, 2018

The accompanying notes are an integral part of these financial statements.

	MM S&P Mid Cap Index Fund Sub-Account	Russell Balanced Strategy Fund Sub-Account	Russell Conservative Strategy Fund Sub-Account	Russell Equity Growth Strategy Fund Sub-Account	Russell Growth Strategy Fund Sub-Account
Operations:
Net investment income (loss)	$2,288	$13,532	$283	$53	$26,011
Net realized gain (loss) on security transactions	42,830	(523)	(16)	—	(180)
Net realized gain on distributions	86,743	—	111	—	6,099
Net unrealized appreciation (depreciation) of investments during the year	(331,791)	(34,096)	(964)	(221)	(81,757)
Net increase (decrease) in net assets resulting from operations	(199,930)	(21,087)	(586)	(168)	(49,827)
Unit transactions:
Purchases	306,179	52,145	864	879	74,541
Net transfers	29,375	(5,546)	—	—	4,394
Surrenders for benefit payments and fees	(358,909)	(10,293)	(65)	(2)	(14,953)
Other transactions	(34)	1	1	—	1
Death benefits	—	—	—	—	—
Net loan activity	(58)	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(23,447)	36,307	800	877	63,983
Net increase (decrease) in net assets	(223,377)	15,220	214	709	14,156
Net Assets:
Beginning of year	1,726,898	260,279	16,121	660	533,801
End of year	$1,503,521	$275,499	$16,335	$1,369	$547,957

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (concluded)
For the Year Ended December 31, 2018

	Russell Moderate Strategy Fund Sub-Account	PIMCO Total Return Fund Sub-Account
Operations:
Net investment income (loss)	$12,845	$398,342
Net realized gain (loss) on security transactions	(299)	(358,664)
Net realized gain on distributions	1,232	—
Net unrealized appreciation (depreciation) of investments during the year	(34,465)	(306,578)
Net increase (decrease) in net assets resulting from operations	(20,687)	(266,900)
Unit transactions:
Purchases	28,155	1,952,321
Net transfers	(480)	(240,352)
Surrenders for benefit payments and fees	(7,435)	(4,300,140)
Other transactions	—	407
Death benefits	—	—
Net loan activity	—	(567)
Net annuity transactions	—	—
Net increase (decrease) in net assets resulting from unit transactions	20,240	(2,588,331)
Net increase (decrease) in net assets	(447)	(2,855,231)
Net Assets:
Beginning of year	380,654	20,275,654
End of year	$380,207	$17,420,423

The accompanying notes are an integral part of these financial statements.

PIMCO Real Return Fund Sub-Account
Operations:
Net investment income (loss)	$253,922
Net realized gain (loss) on security transactions	(180,355)
Net realized gain on distributions	—
Net unrealized appreciation (depreciation) of investments during the year	(460,958)
Net increase (decrease) in net assets resulting from operations	(387,391)
Unit transactions:
Purchases	1,122,121
Net transfers	73,920
Surrenders for benefit payments and fees	(3,140,592)
Other transactions	310
Death benefits	—
Net loan activity	(429)
Net annuity transactions	—
Net increase (decrease) in net assets resulting from unit transactions	(1,944,670)
Net increase (decrease) in net assets	(2,332,061)
Net Assets:
Beginning of year	14,403,656
End of year	$12,071,595

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Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Year Ended December 31, 2017

	American Century Equity Income Fund Sub-Account	American Century Growth Fund Sub-Account	American Century Ultra® Fund Sub-Account	American Century VP Balanced Fund Sub-Account	American Century VP International Fund Sub-Account
Operations:
Net investment income (loss)	$501,453	$21,859	$(1,880)	$1,484	$(389)
Net realized gain (loss) on security transactions	836,481	302,723	8,024	564	49
Net realized gain on distributions	3,225,050	2,158,888	22,474	6,643	—
Net unrealized appreciation (depreciation) of investments during the year	(285,635)	3,268,856	67,484	12,952	18,788
Net increase (decrease) in net assets resulting from operations	4,277,349	5,752,326	96,102	21,643	18,448
Unit transactions:
Purchases	5,799,719	284,133	22,970	1,371	1,200
Net transfers	(1,111,216)	(232,393)	(8,388)	(2,374)	73,885
Surrenders for benefit payments and fees	(8,154,880)	(2,854,358)	(48,605)	(5,686)	—
Other transactions	(4,844)	122	(8)	—	(1)
Death benefits	—	—	—	—	—
Net loan activity	(229)	(193)	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(3,471,450)	(2,802,689)	(34,031)	(6,689)	75,084
Net increase (decrease) in net assets	805,899	2,949,637	62,071	14,954	93,532
Net Assets:
Beginning of year	34,434,131	20,380,625	329,415	166,636	10,009
End of year	$35,240,030	$23,330,262	$391,486	$181,590	$103,541

The accompanying notes are an integral part of these financial statements.

	American Century Small Cap Value Fund Sub-Account	American Century Large Company Value Fund Sub-Account	American Century Inflation-Adjusted Bond Fund Sub-Account	American Century Equity Growth Fund Sub-Account	American Century VP Income & Growth Fund Sub-Account
Operations:
Net investment income (loss)	$7,035	$283	$769	$1,789	$3,723
Net realized gain (loss) on security transactions	39,555	1,934	(3,398)	23,910	2,183
Net realized gain on distributions	502,750	1,500	—	34,318	5,037
Net unrealized appreciation (depreciation) of investments during the year	(169,886)	94	5,120	8,397	29,028
Net increase (decrease) in net assets resulting from operations	379,454	3,811	2,491	68,414	39,971
Unit transactions:
Purchases	77,177	3,536	18,712	66,392	4,507
Net transfers	93,944	—	—	269,117	730
Surrenders for benefit payments and fees	(532,391)	(5,553)	(67,364)	(119,856)	(6,532)
Other transactions	(7)	(2)	—	(5)	—
Death benefits	—	—	—	—	—
Net loan activity	(12)	(8)	(4)	(31)	—
Net annuity transactions	—	—	—	—	(3,833)
Net increase (decrease) in net assets resulting from unit transactions	(361,289)	(2,027)	(48,656)	215,617	(5,128)
Net increase (decrease) in net assets	18,165	1,784	(46,165)	284,031	34,843
Net Assets:
Beginning of year	4,061,981	40,079	157,040	129,245	204,807
End of year	$4,080,146	$41,863	$110,875	$413,276	$239,650

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	American Century VP Ultra Fund Sub-Account	American Century VP Value Fund Sub-Account	American Century Mid Cap Value Fund Sub-Account	Invesco V.I. Small Cap Equity Fund Sub-Account	Invesco V.I. Diversified Dividend Fund Sub-Account
Operations:
Net investment income (loss)	$(2,662)	$8,465	$10,356	$(1,136)	$406
Net realized gain (loss) on security transactions	10,191	41,815	33,105	(379)	10,190
Net realized gain on distributions	36,365	—	91,506	5,817	1,919
Net unrealized appreciation (depreciation) of investments during the year	167,512	16,497	(13,803)	15,719	(7,207)
Net increase (decrease) in net assets resulting from operations	211,406	66,777	121,164	20,021	5,308
Unit transactions:
Purchases	2,299	16,250	124,267	896	—
Net transfers	59,979	(82,882)	(10,618)	(71,412)	(27,674)
Surrenders for benefit payments and fees	(23,711)	(38,907)	(85,353)	(41,665)	(10,927)
Other transactions	—	—	(4)	(1)	(1)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(6)	—	—
Net annuity transactions	—	(2,456)	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	38,567	(107,995)	28,286	(112,182)	(38,602)
Net increase (decrease) in net assets	249,973	(41,218)	149,450	(92,161)	(33,294)
Net Assets:
Beginning of year	675,792	944,919	1,105,369	226,878	85,717
End of year	$925,765	$903,701	$1,254,819	$134,717	$52,423

The accompanying notes are an integral part of these financial statements.

	Invesco European Growth Fund Sub-Account	Invesco International Growth Fund Sub-Account	Invesco Mid Cap Core Equity Fund Sub-Account	Invesco Small Cap Growth Fund Sub-Account	Invesco Real Estate Fund Sub-Account
Operations:
Net investment income (loss)	$5,361	$2,705	$(1,513)	$(10,975)	$40,671
Net realized gain (loss) on security transactions	46,098	12,262	(9,629)	52,588	(158,564)
Net realized gain on distributions	—	3,699	43,135	149,585	238,445
Net unrealized appreciation (depreciation) of investments during the year	80,647	56,888	10,973	192,453	291,104
Net increase (decrease) in net assets resulting from operations	132,106	75,554	42,966	383,651	411,656
Unit transactions:
Purchases	49,665	73,628	21,680	189,903	346,360
Net transfers	90,278	(34,219)	(2,102)	71,672	(351,190)
Surrenders for benefit payments and fees	(339,864)	(48,887)	(20,084)	(423,191)	(764,279)
Other transactions	(5)	(5)	(3)	(32)	4
Death benefits	—	—	—	—	—
Net loan activity	(2)	(107)	(4)	(53)	(176)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(199,928)	(9,590)	(513)	(161,701)	(769,281)
Net increase (decrease) in net assets	(67,822)	65,964	42,453	221,950	(357,625)
Net Assets:
Beginning of year	498,926	357,599	301,774	1,558,215	5,510,208
End of year	$431,104	$423,563	$344,227	$1,780,165	$5,152,583

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Invesco Small Cap Equity Fund Sub-Account	Invesco Developing Markets Fund Sub-Account	American Century Diversified Bond Fund Sub-Account	Domini Impact Equity Fund Sub-Account	AB Global Bond Fund Sub-Account
Operations:
Net investment income (loss)	$(5,061)	$15,155	$825	$2,997	$908
Net realized gain (loss) on security transactions	28,202	168,845	(147)	44,960	82
Net realized gain on distributions	54,807	—	—	93,443	—
Net unrealized appreciation (depreciation) of investments during the year	49,520	459,062	1,141	120,667	621
Net increase (decrease) in net assets resulting from operations	127,468	643,062	1,819	262,067	1,611
Unit transactions:
Purchases	236,035	971,066	26,157	591,429	17,576
Net transfers	5,374	243,376	33,428	(38,947)	49,638
Surrenders for benefit payments and fees	(284,418)	(1,055,403)	(13,485)	(453,092)	(8,747)
Other transactions	(433)	(838)	2	(17)	2
Death benefits	—	—	—	—	—
Net loan activity	(12)	(123)	(22)	(2)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(43,454)	158,078	46,080	99,371	58,469
Net increase (decrease) in net assets	84,014	801,140	47,899	361,438	60,080
Net Assets:
Beginning of year	990,828	2,089,117	93,611	1,679,641	34,517
End of year	$1,074,842	$2,890,257	$141,510	$2,041,079	$94,597

(1)  Formerly AB Growth and Income Fund. Change effective January 9, 2017

The accompanying notes are an integral part of these financial statements.

	AB Global Risk Allocation Fund Sub-Account	AB Relative Value Fund Sub-Account (1)	AB International Growth Fund Sub-Account	AB International Value Fund Sub-Account	AB Growth Fund Sub-Account
Operations:
Net investment income (loss)	$4,736	$344	$(3,785)	$10,161	$(352)
Net realized gain (loss) on security transactions	1,068	16,886	24,746	6,515	1,154
Net realized gain on distributions	—	17,370	—	—	5,640
Net unrealized appreciation (depreciation) of investments during the year	16,521	(9,540)	97,161	190,320	10,059
Net increase (decrease) in net assets resulting from operations	22,325	25,060	118,122	206,996	16,501
Unit transactions:
Purchases	12,703	16,179	40,532	93,389	375
Net transfers	9,772	—	62,539	8,186	33,946
Surrenders for benefit payments and fees	(27,484)	(10,677)	(50,379)	(261,906)	(1,839)
Other transactions	(3)	(5)	(15)	(9)	(7)
Death benefits	—	—	—	—	—
Net loan activity	—	(12)	(95)	(23)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(5,012)	5,485	52,582	(160,363)	32,475
Net increase (decrease) in net assets	17,313	30,545	170,704	46,633	48,976
Net Assets:
Beginning of year	192,483	136,259	356,078	907,320	50,863
End of year	$209,796	$166,804	$526,782	$953,953	$99,839

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	AB Discovery Growth Fund Sub-Account	AB Discovery Value Fund Sub-Account	AB Value Fund Sub-Account	AB High Income Fund Sub-Account	American Funds AMCAP Fund® Sub-Account
Operations:
Net investment income (loss)	$(1,652)	$(6,634)	$(59)	$42,040	$(22,739)
Net realized gain (loss) on security transactions	46,399	87,047	788	12,365	144,653
Net realized gain on distributions	15,289	58,895	—	—	181,938
Net unrealized appreciation (depreciation) of investments during the year	5,839	(27,003)	521	(2,621)	346,633
Net increase (decrease) in net assets resulting from operations	65,875	112,305	1,250	51,784	650,485
Unit transactions:
Purchases	26,065	99,354	5,829	133,860	380,634
Net transfers	1,519	(70,463)	—	466,775	(4,258)
Surrenders for benefit payments and fees	(48,765)	(324,863)	(10,669)	(436,864)	(599,523)
Other transactions	(9)	(6)	(3)	135	(301)
Death benefits	—	—	—	—	—
Net loan activity	—	(2)	—	(52)	(73)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(21,190)	(295,980)	(4,843)	163,854	(223,521)
Net increase (decrease) in net assets	44,685	(183,675)	(3,593)	215,638	426,964
Net Assets:
Beginning of year	198,790	1,082,935	13,052	615,290	3,209,912
End of year	$243,475	$899,260	$9,459	$830,928	$3,636,876

The accompanying notes are an integral part of these financial statements.

	American Funds American Balanced Fund® Sub-Account	American Funds Capital Income Builder® Sub-Account	American Funds EuroPacific Growth Fund Sub-Account	American Funds Fundamental Investors FundSM Sub-Account	American Funds New Perspective Fund® Sub-Account
Operations:
Net investment income (loss)	$54,711	$409,207	$83,432	$71,077	$(56,130)
Net realized gain (loss) on security transactions	532,079	648,250	1,298,277	1,474,099	570,942
Net realized gain on distributions	314,362	216,214	1,243,365	1,065,913	444,776
Net unrealized appreciation (depreciation) of investments during the year	274,959	918,768	5,292,001	912,108	1,185,156
Net increase (decrease) in net assets resulting from operations	1,176,111	2,192,439	7,917,075	3,523,197	2,144,744
Unit transactions:
Purchases	1,162,327	1,928,644	3,099,930	1,745,564	944,444
Net transfers	7,904	25,421	(704,864)	(349,589)	48,113
Surrenders for benefit payments and fees	(2,131,279)	(4,383,053)	(5,516,511)	(4,742,083)	(1,966,452)
Other transactions	(247)	85	(12)	(28)	220
Death benefits	—	—	—	—	—
Net loan activity	(514)	(233)	(849)	(188)	(171)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(961,809)	(2,429,136)	(3,122,306)	(3,346,324)	(973,846)
Net increase (decrease) in net assets	214,302	(236,697)	4,794,769	176,873	1,170,898
Net Assets:
Beginning of year	8,758,280	17,941,870	27,485,573	17,476,605	7,899,762
End of year	$8,972,582	$17,705,173	$32,280,342	$17,653,478	$9,070,660

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	American Funds The Bond Fund of America® Sub-Account	American Funds The Growth Fund of America® Sub-Account	American Funds The Income Fund of America® Sub-Account	American Funds The Investment Company of America® Sub-Account	American Funds The New Economy Fund® Sub-Account
Operations:
Net investment income (loss)	$34,454	$(235,735)	$249,035	$55,016	$(17,885)
Net realized gain (loss) on security transactions	60,169	2,897,621	540,593	566,010	208,604
Net realized gain on distributions	—	2,990,892	287,678	544,040	222,665
Net unrealized appreciation (depreciation) of investments during the year	8,053	4,597,912	511,467	566,350	350,061
Net increase (decrease) in net assets resulting from operations	102,676	10,250,690	1,588,773	1,731,416	763,445
Unit transactions:
Purchases	593,250	4,426,752	1,364,756	1,143,952	305,629
Net transfers	(12,644)	(264,796)	(90,856)	(161,108)	60,404
Surrenders for benefit payments and fees	(1,298,591)	(9,357,749)	(3,029,693)	(2,735,413)	(536,667)
Other transactions	(204)	638	(203)	(296)	12
Death benefits	—	—	—	—	—
Net loan activity	(162)	(1,543)	(307)	(151)	(155)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(718,351)	(5,196,698)	(1,756,303)	(1,753,016)	(170,777)
Net increase (decrease) in net assets	(615,675)	5,053,992	(167,530)	(21,600)	592,668
Net Assets:
Beginning of year	5,192,313	42,809,878	13,928,229	10,231,353	2,317,420
End of year	$4,576,638	$47,863,870	$13,760,699	$10,209,753	$2,910,088

(2)  Funded as of February 10, 2017

The accompanying notes are an integral part of these financial statements.

	American Funds Washington Mutual Investors FundSM Sub-Account	American Funds American Mutual Fund® Sub-Account	American Funds Capital World Growth and Income Fund® Sub-Account	American Funds SMALLCAP World Fund® Sub-Account	New World Fund Sub-Account (2)
Operations:
Net investment income (loss)	$38,152	$36,933	$285,738	$(8,096)	$1,247
Net realized gain (loss) on security transactions	246,943	265,043	1,120,470	54,616	6,708
Net realized gain on distributions	274,959	150,118	1,265,779	46,447	2,104
Net unrealized appreciation (depreciation) of investments during the year	272,594	122,873	2,897,677	139,791	8,089
Net increase (decrease) in net assets resulting from operations	832,648	574,967	5,569,664	232,758	18,148
Unit transactions:
Purchases	486,111	421,626	2,030,935	91,331	10,427
Net transfers	(16,498)	(89,168)	(154,115)	21	203,278
Surrenders for benefit payments and fees	(1,109,197)	(965,209)	(4,993,935)	(283,032)	(9,223)
Other transactions	37	14	154	(16)	(1)
Death benefits	—	—	—	—	—
Net loan activity	(200)	(64)	(478)	(9)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(639,747)	(632,801)	(3,117,439)	(191,705)	204,481
Net increase (decrease) in net assets	192,901	(57,834)	2,452,225	41,053	222,629
Net Assets:
Beginning of year	4,823,195	3,858,356	24,538,540	1,001,168	—
End of year	$5,016,096	$3,800,522	$26,990,765	$1,042,221	$222,629

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Ariel Appreciation Fund Sub-Account	Ariel Fund Sub-Account	Artisan Mid Cap Value Fund Sub-Account	Ave Maria Rising Dividend Fund Sub-Account	Ave Maria Value Fund Sub-Account (3)
Operations:
Net investment income (loss)	$241	$239	$(543)	$8,252	$(374)
Net realized gain (loss) on security transactions	1,038	686	44,555	93,274	8,772
Net realized gain on distributions	21,152	15,749	438,624	86,537	884
Net unrealized appreciation (depreciation) of investments during the year	1,613	21,673	69,468	146,889	(4,878)
Net increase (decrease) in net assets resulting from operations	24,044	38,347	552,104	334,952	4,404
Unit transactions:
Purchases	18,730	22,599	29,025	384,386	11,709
Net transfers	(17,132)	(1,604)	(16,720)	(839,444)	2,393
Surrenders for benefit payments and fees	(1,631)	(299)	(675,535)	(524,584)	(123,590)
Other transactions	(3)	(2)	81	(4)	(6)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(32)	(27)	(4)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(36)	20,694	(663,181)	(979,673)	(109,498)
Net increase (decrease) in net assets	24,008	59,041	(111,077)	(644,721)	(105,094)
Net Assets:
Beginning of year	157,318	239,857	4,895,250	2,392,472	117,218
End of year	$181,326	$298,898	$4,784,173	$1,747,751	$12,124

(3)  Formerly Ave Maria Catholic Values Fund. Change effective May 1, 2017

The accompanying notes are an integral part of these financial statements.

	Ave Maria Growth Fund Sub-Account	BlackRock LifePath® Dynamic 2020 Fund Sub-Account	BlackRock LifePath® Dynamic 2030 Fund Sub-Account	BlackRock LifePath® Dynamic 2040 Fund Sub-Account	BlackRock LifePath® Dynamic Retirement Fund Sub-Account
Operations:
Net investment income (loss)	$(2,961)	$196,061	$281,325	$336,775	$26,996
Net realized gain (loss) on security transactions	62,696	(42,267)	(98,102)	(60,768)	(47,526)
Net realized gain on distributions	5,239	786,718	2,915,466	3,143,893	261,977
Net unrealized appreciation (depreciation) of investments during the year	11,770	1,488,678	823,972	1,085,178	110,751
Net increase (decrease) in net assets resulting from operations	76,744	2,429,190	3,922,661	4,505,078	352,198
Unit transactions:
Purchases	62,103	1,406,668	2,419,574	2,737,197	153,800
Net transfers	54,505	103,839	(312,483)	(1,112,070)	(242,825)
Surrenders for benefit payments and fees	(515,621)	(3,067,090)	(2,874,178)	(3,033,698)	(802,310)
Other transactions	1	(339)	(428)	(20)	(11)
Death benefits	—	—	—	—	—
Net loan activity	(15)	(1,567)	(1,686)	(2,145)	(161)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(399,027)	(1,558,489)	(769,201)	(1,410,736)	(891,507)
Net increase (decrease) in net assets	(322,283)	870,701	3,153,460	3,094,342	(539,309)
Net Assets:
Beginning of year	384,047	19,663,766	23,993,081	22,588,066	3,779,966
End of year	$61,764	$20,534,467	$27,146,541	$25,682,408	$3,240,657

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	BlackRock LifePath® Dynamic 2050 Fund Sub-Account	BlackRock LifePath® Dynamic 2025 Fund Sub-Account	BlackRock LifePath® Dynamic 2035 Fund Sub-Account	BlackRock LifePath® Dynamic 2045 Fund Sub-Account	BlackRock LifePath® Dynamic 2055 Fund Sub-Account
Operations:
Net investment income (loss)	$58,139	$863	$758	$949	$1,235
Net realized gain (loss) on security transactions	60,371	10,177	10,885	4,445	7,195
Net realized gain on distributions	182,697	18,679	16,881	11,106	14,614
Net unrealized appreciation (depreciation) of investments during the year	539,577	8,602	14,583	10,627	9,985
Net increase (decrease) in net assets resulting from operations	840,784	38,321	43,107	27,127	33,029
Unit transactions:
Purchases	1,000,574	83,314	67,763	44,957	73,539
Net transfers	(41,953)	(31,211)	(2,151)	(4,674)	(8,875)
Surrenders for benefit payments and fees	(836,012)	(50,142)	(129,798)	(43,617)	(46,893)
Other transactions	9	(3)	(7)	(6)	(6)
Death benefits	—	—	—	—	—
Net loan activity	(391)	(124)	(50)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	122,227	1,834	(64,243)	(3,340)	17,765
Net increase (decrease) in net assets	963,011	40,155	(21,136)	23,787	50,794
Net Assets:
Beginning of year	3,817,535	273,570	259,576	127,877	143,761
End of year	$4,780,546	$313,725	$238,440	$151,664	$194,555

(4)  Formerly BlackRock Flexible Equity Fund. Change effective June, 12, 2017
The accompanying notes are an integral part of these financial statements.

	Baron Small Cap Fund Sub-Account	BlackRock U.S. Government Bond Portfolio Sub-Account	BlackRock Equity Dividend Fund Sub-Account	BlackRock Capital Appreciation Fund Sub-Account	BlackRock Advantage Large Cap Growth Fund Sub-Account (4)
Operations:
Net investment income (loss)	$(653)	$1,800	$23,533	$(2,806)	$(1,557)
Net realized gain (loss) on security transactions	16,382	(1,025)	44,008	2,812	22,347
Net realized gain on distributions	343,453	29	447,189	39,505	4,011
Net unrealized appreciation (depreciation) of investments during the year	284,123	451	7,862	45,379	4,211
Net increase (decrease) in net assets resulting from operations	643,305	1,255	522,592	84,890	29,012
Unit transactions:
Purchases	12,618	16,859	476,015	43,496	38,782
Net transfers	75,773	(1,578)	(299,785)	(1,831)	(126,629)
Surrenders for benefit payments and fees	(328,308)	(15,380)	(1,464,022)	(33,145)	(38,591)
Other transactions	45	2	(5)	(12)	(6)
Death benefits	—	—	—	—	—
Net loan activity	(29)	(1)	(100)	—	(14)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(239,901)	(98)	(1,287,897)	8,508	(126,458)
Net increase (decrease) in net assets	403,404	1,157	(765,305)	93,398	(97,446)
Net Assets:
Beginning of year	2,462,095	150,290	3,682,818	269,135	167,694
End of year	$2,865,499	$151,447	$2,917,513	$362,533	$70,248

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Calvert VP SRI Balanced Portfolio Sub-Account	Calvert Equity Fund Sub-Account (5)	Calvert Bond Fund Sub-Account (6)	Calvert Income Fund Sub-Account	Columbia Contrarian Core Fund Sub-Account
Operations:
Net investment income (loss)	$4,434	$(29,798)	$31,318	$16,901	$(2,266)
Net realized gain (loss) on security transactions	926	23,446	6,595	11,599	34,333
Net realized gain on distributions	3,423	447,313	—	—	35,256
Net unrealized appreciation (depreciation) of investments during the year	26,210	869,692	30,862	15,080	66,034
Net increase (decrease) in net assets resulting from operations	34,993	1,310,653	68,775	43,580	133,357
Unit transactions:
Purchases	2,600	531,787	274,395	100,505	117,464
Net transfers	(5,197)	(190,752)	8,508	(305,176)	2,205
Surrenders for benefit payments and fees	—	(1,358,385)	(383,985)	(111,077)	(95,644)
Other transactions	—	34	(3)	(1)	744
Death benefits	—	—	—	—	—
Net loan activity	—	(99)	(69)	(36)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(2,597)	(1,017,415)	(101,154)	(315,785)	24,769
Net increase (decrease) in net assets	32,396	293,238	(32,379)	(272,205)	158,126
Net Assets:
Beginning of year	311,599	5,708,983	2,014,675	832,990	601,038
End of year	$343,995	$6,002,221	$1,982,296	$560,785	$759,164

(5)  Formerly Calvert Equity Portfolio. Change effective November 6, 2017

(6)  Formerly Calvert Bond Portfolio. Change effective November 6, 2017

The accompanying notes are an integral part of these financial statements.

	Columbia Small Cap Value I Fund Sub-Account	Columbia Mid Cap Value Fund Sub-Account	Columbia Acorn Fund Sub-Account	CRM Mid Cap Value Fund Sub-Account	Columbia Disciplined Small Core Fund Sub-Account
Operations:
Net investment income (loss)	$(762)	$(107)	$(9,378)	$2,911	$(1,223)
Net realized gain (loss) on security transactions	1,265	(20,929)	(149,830)	(13,713)	(18,545)
Net realized gain on distributions	8,245	156,883	256,783	61,682	36,740
Net unrealized appreciation (depreciation) of investments during the year	(92)	(24,225)	136,281	9,708	(7,009)
Net increase (decrease) in net assets resulting from operations	8,656	111,622	233,856	60,588	9,963
Unit transactions:
Purchases	6,870	122,417	154,871	26,646	40,284
Net transfers	2,247	(51,110)	(15,709)	27,851	(4,649)
Surrenders for benefit payments and fees	(5,905)	(453,981)	(319,693)	(14,280)	(48,349)
Other transactions	(11)	(4)	(6)	(3)	(3)
Death benefits	—	—	—	—	—
Net loan activity	—	(16)	(50)	(5)	(15)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	3,201	(382,694)	(180,587)	40,209	(12,732)
Net increase (decrease) in net assets	11,857	(271,072)	53,269	100,797	(2,769)
Net Assets:
Beginning of year	64,209	1,161,503	1,042,709	289,439	207,812
End of year	$76,066	$890,431	$1,095,978	$390,236	$205,043

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Calamos Global Equity Fund Sub-Account	Calamos International Growth Fund Sub-Account	Davis Financial Fund Sub-Account	Davis New York Venture Fund Sub-Account	Davis Opportunity Fund Sub-Account
Operations:
Net investment income (loss)	$(1)	$(149)	$(1,183)	$(26,301)	$(1,068)
Net realized gain (loss) on security transactions	8	13	34,826	(59,079)	10,106
Net realized gain on distributions	46	596	4,241	502,569	3,879
Net unrealized appreciation (depreciation) of investments during the year	3	3,228	(5,523)	782,720	17,656
Net increase (decrease) in net assets resulting from operations	56	3,688	32,361	1,199,909	30,573
Unit transactions:
Purchases	402	5,215	24,503	511,284	17,019
Net transfers	—	—	(3,925)	(185,622)	—
Surrenders for benefit payments and fees	(535)	(7)	(10,087)	(1,497,200)	(81,476)
Other transactions	—	(1)	(7)	(160)	(5)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(10)	(143)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(133)	5,207	10,474	(1,171,841)	(64,462)
Net increase (decrease) in net assets	(77)	8,895	42,835	28,068	(33,889)
Net Assets:
Beginning of year	77	7,706	175,083	6,202,348	188,395
End of year	$—	$16,601	$217,918	$6,230,416	$154,506

The accompanying notes are an integral part of these financial statements.

	Delaware Diversified Income Fund Sub-Account	Delaware Extended Duration Bond Fund Sub-Account	Dreyfus Bond Market Index Fund Sub-Account	Dreyfus VIF Appreciation Portfolio Sub-Account	Dreyfus International Stock Index Fund Sub-Account
Operations:
Net investment income (loss)	$7,442	$634	$236,517	$132	$10,892
Net realized gain (loss) on security transactions	(1,730)	606	(58,707)	3	2,210
Net realized gain on distributions	—	—	7,747	2,503	—
Net unrealized appreciation (depreciation) of investments during the year	3,649	1,507	150,755	2,095	88,553
Net increase (decrease) in net assets resulting from operations	9,361	2,747	336,312	4,733	101,655
Unit transactions:
Purchases	42,874	5,285	2,504,114	1,252	43
Net transfers	273,919	—	756,598	—	27,133
Surrenders for benefit payments and fees	(172,790)	(13,755)	(1,705,947)	—	(25,183)
Other transactions	14	4	111	(2)	(1)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(319)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	144,017	(8,466)	1,554,557	1,250	1,992
Net increase (decrease) in net assets	153,378	(5,719)	1,890,869	5,983	103,647
Net Assets:
Beginning of year	193,250	34,974	11,557,084	17,332	410,030
End of year	$346,628	$29,255	$13,447,953	$23,315	$513,677

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Dreyfus MidCap Index Fund Sub-Account	Dreyfus SmallCap Stock Index Fund Sub-Account	Dreyfus VIF Growth and Income Portfolio Sub-Account	Dreyfus VIF Quality Bond Portfolio Fund Sub-Account	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Sub-Account (7)
Operations:
Net investment income (loss)	$118,050	$76,309	$9	$1,077	$8
Net realized gain (loss) on security transactions	168,941	223,199	349	161	—
Net realized gain on distributions	1,316,905	716,100	1,019	—	185
Net unrealized appreciation (depreciation) of investments during the year	720,421	227,539	2,744	1,714	255
Net increase (decrease) in net assets resulting from operations	2,324,317	1,243,147	4,121	2,952	448
Unit transactions:
Purchases	4,021,856	3,031,797	71	4,605	1,856
Net transfers	400,465	464,641	—	(22,376)	—
Surrenders for benefit payments and fees	(2,430,289)	(1,675,344)	(1,631)	(5,463)	—
Other transactions	(398)	(1,208)	(1)	—	(1)
Death benefits	—	—	—	—	—
Net loan activity	(300)	(78)	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	1,991,334	1,819,808	(1,561)	(23,234)	1,855
Net increase (decrease) in net assets	4,315,651	3,062,955	2,560	(20,282)	2,303
Net Assets:
Beginning of year	13,658,871	8,799,272	21,870	85,226	2,042
End of year	$17,974,522	$11,862,227	$24,430	$64,944	$4,345

(7)  Formerly Dreyfus Socially Responsible Growth Fund, Inc. Change effective May 1, 2017

The accompanying notes are an integral part of these financial statements.

	Dreyfus S&P 500 Index Fund Sub-Account	Dreyfus Intermediate Term Income Fund Sub-Account	Eaton Vance Large-Cap Value Fund Sub-Account	Eaton Vance Dividend Builder Fund Sub-Account	Eaton Vance Worldwide Health Sciences Fund Sub-Account
Operations:
Net investment income (loss)	$282,961	$18,340	$81,523	$16,675	$(5,833)
Net realized gain (loss) on security transactions	550,564	(7,119)	75,688	76,332	(15,815)
Net realized gain on distributions	1,772,160	7,162	348,385	117,747	21,135
Net unrealized appreciation (depreciation) of investments during the year	1,634,017	17,969	554,860	26,346	109,687
Net increase (decrease) in net assets resulting from operations	4,239,702	36,352	1,060,456	237,100	109,174
Unit transactions:
Purchases	5,183,916	24,115	260,642	94,125	120,935
Net transfers	741,702	(11,936)	(63,603)	(32,132)	(12,259)
Surrenders for benefit payments and fees	(3,723,110)	(301,970)	(1,502,621)	(96,149)	(148,680)
Other transactions	(1,042)	45	5	(7)	6
Death benefits	—	—	—	—	—
Net loan activity	(526)	(27)	(67)	(27)	(14)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	2,200,940	(289,773)	(1,305,644)	(34,190)	(40,012)
Net increase (decrease) in net assets	6,440,642	(253,421)	(245,188)	202,910	69,162
Net Assets:
Beginning of year	19,078,126	1,088,596	8,028,187	1,329,544	705,620
End of year	$25,518,768	$835,175	$7,782,999	$1,532,454	$774,782

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Eaton Vance Income Fund of Boston Sub-Account	Eaton Vance Balanced Fund Sub-Account	Eaton Vance Atlanta Capital SMID-Cap Fund Sub-Account	Wells Fargo Asset Allocation Fund Sub-Account	Wells Fargo Emerging Markets Equity Fund Sub-Account
Operations:
Net investment income (loss)	$122,287	$447	$(4,543)	$1,661	$(22,055)
Net realized gain (loss) on security transactions	119	48	41,171	1,199	202,048
Net realized gain on distributions	—	3,182	34,164	—	—
Net unrealized appreciation (depreciation) of investments during the year	5,535	5,861	123,938	24,053	609,532
Net increase (decrease) in net assets resulting from operations	127,941	9,538	194,730	26,913	789,525
Unit transactions:
Purchases	385,850	43,000	146,955	24,738	396,635
Net transfers	412,640	163	(21,037)	(793)	(532,700)
Surrenders for benefit payments and fees	(519,634)	(29)	(236,940)	(24,346)	(528,679)
Other transactions	392	(3)	(50)	(13)	194
Death benefits	—	—	—	—	—
Net loan activity	(75)	—	(71)	(83)	(183)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	279,173	43,131	(111,143)	(497)	(664,733)
Net increase (decrease) in net assets	407,114	52,669	83,587	26,416	124,792
Net Assets:
Beginning of year	2,493,513	56,667	882,156	194,505	2,559,745
End of year	$2,900,627	$109,336	$965,743	$220,921	$2,684,537

(8)  Effective April 28, 2017 this fund was liquidated.

The accompanying notes are an integral part of these financial statements.

	Wells Fargo Utility & Telecommunications Fund Sub-Account	Alger Capital Appreciation Institutional Portfolio Sub-Account	Alger Mid Cap Growth Institutional Fund Sub-Account	Alger Small Cap Growth Institutional Fund Sub-Account	Nuveen Mid Cap Index Fund Sub-Account (8)
Operations:
Net investment income (loss)	$53	$(32,577)	$(9,458)	$(1,713)	$(5,241)
Net realized gain (loss) on security transactions	2,889	297,684	163,643	(10,502)	494,155
Net realized gain on distributions	—	251,745	—	7,644	26,584
Net unrealized appreciation (depreciation) of investments during the year	(1,531)	482,038	173,165	71,898	(398,535)
Net increase (decrease) in net assets resulting from operations	1,411	998,890	327,350	67,327	116,963
Unit transactions:
Purchases	992	576,885	137,318	30,551	138,759
Net transfers	(6,381)	(137,348)	13,676	(32,554)	(3,952,237)
Surrenders for benefit payments and fees	(3,821)	(821,374)	(188,916)	(46,594)	(218,683)
Other transactions	7	(45)	(8)	(7)	(7)
Death benefits	—	—	—	—	—
Net loan activity	—	(166)	(110)	(1)	(52)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(9,203)	(382,048)	(38,040)	(48,605)	(4,032,220)
Net increase (decrease) in net assets	(7,792)	616,842	289,310	18,722	(3,915,257)
Net Assets:
Beginning of year	18,574	3,400,002	1,141,624	258,430	3,915,257
End of year	$10,782	$4,016,844	$1,430,934	$277,152	$—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Nuveen Small Cap Index Sub-Account (9)	Nuveen Equity Index Fund Sub-Account (10)	Nuveen Mid Cap Growth Opportunities Fund Sub-Account	Nuveen Small Cap Select Fund Sub-Account	Nuveen Santa Barbara Dividend Growth Fund Sub-Account
Operations:
Net investment income (loss)	$(128)	$821	$(901)	$(345)	$148
Net realized gain (loss) on security transactions	2,703	58,361	268	(1,792)	19
Net realized gain on distributions	1,504	1,436	73,305	378	840
Net unrealized appreciation (depreciation) of investments during the year	(2,974)	(2,055)	16,851	5,333	3,183
Net increase (decrease) in net assets resulting from operations	1,105	58,563	89,523	3,574	4,190
Unit transactions:
Purchases	1,538	64,544	36,138	9,503	5,741
Net transfers	(28,256)	(1,140,897)	(18,071)	(36,421)	—
Surrenders for benefit payments and fees	(3,373)	(166,010)	(73,061)	(18,900)	(19)
Other transactions	(3)	(1)	(1)	(2)	(1)
Death benefits	—	—	—	—	—
Net loan activity	(8)	(35)	(6)	(6)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(30,102)	(1,242,399)	(55,001)	(45,826)	5,721
Net increase (decrease) in net assets	(28,997)	(1,183,836)	34,522	(42,252)	9,911
Net Assets:
Beginning of year	28,997	1,183,836	390,159	45,482	19,594
End of year	$—	$—	$424,681	$3,230	$29,505

(9)  Effective April 28, 2017 this fund was liquidated.

(10)  Effective April 28, 2017 this fund was liquidated.

The accompanying notes are an integral part of these financial statements.

	Fidelity Advisor Equity Growth Fund Sub-Account	Fidelity Advisor Value Strategies Fund Sub-Account	Fidelity Advisor Leveraged Company Stock Fund Sub-Account	Federated Equity Income Fund, Inc. Sub-Account	Federated Fund for U.S. Government Securities Fund Sub-Account
Operations:
Net investment income (loss)	$(1,373)	$1,766	$(7,753)	$857	$3,164
Net realized gain (loss) on security transactions	5,617	11,382	167,508	2,365	(3,452)
Net realized gain on distributions	30,232	17,127	456,918	2,525	—
Net unrealized appreciation (depreciation) of investments during the year	29,355	8,014	(271,124)	6,534	2,220
Net increase (decrease) in net assets resulting from operations	63,831	38,289	345,549	12,281	1,932
Unit transactions:
Purchases	57,716	—	255,541	14,761	29,290
Net transfers	(11,881)	25,348	(935,643)	(20,327)	(93)
Surrenders for benefit payments and fees	(13,421)	(30,028)	(766,679)	(67,433)	(118,090)
Other transactions	(9)	(1)	(24)	(2)	(1)
Death benefits	—	—	—	—	—
Net loan activity	(12)	—	(99)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	32,393	(4,681)	(1,446,904)	(73,001)	(88,894)
Net increase (decrease) in net assets	96,224	33,608	(1,101,355)	(60,720)	(86,962)
Net Assets:
Beginning of year	179,232	221,903	2,927,612	139,004	262,340
End of year	$275,456	$255,511	$1,826,257	$78,284	$175,378

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Federated MDT Mid Cap Growth Fund Sub-Account	Federated High Income Bond Fund Sub-Account	Federated Kaufmann Fund Sub-Account	Federated Short-Term Income Fund Sub-Account	Federated Total Return Bond Fund Sub-Account
Operations:
Net investment income (loss)	$(895)	$809	$(38,353)	$1,121	$3,390
Net realized gain (loss) on security transactions	10,755	1,831	100,082	23	(627)
Net realized gain on distributions	15,601	—	506,452	—	—
Net unrealized appreciation (depreciation) of investments during the year	(2,132)	(977)	584,341	96	3,122
Net increase (decrease) in net assets resulting from operations	23,329	1,663	1,152,522	1,240	5,885
Unit transactions:
Purchases	12,014	2,237	396,915	—	22,059
Net transfers	—	—	63,124	—	1,876
Surrenders for benefit payments and fees	(1,639)	(62,262)	(1,511,614)	(3,097)	(95,708)
Other transactions	(6)	(2)	1	1	8
Death benefits	—	—	—	—	—
Net loan activity	(6)	—	(28)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	10,363	(60,027)	(1,051,602)	(3,096)	(71,765)
Net increase (decrease) in net assets	33,692	(58,364)	100,920	(1,856)	(65,880)
Net Assets:
Beginning of year	94,457	65,120	4,612,341	96,119	242,209
End of year	$128,149	$6,756	$4,713,261	$94,263	$176,329

The accompanying notes are an integral part of these financial statements.

	Federated Clover Small Value Fund Sub-Account	Federated International Leaders Fund Sub-Account	Fidelity® VIP Growth Opportunities Portfolio Sub-Account	Fidelity® VIP Overseas Portfolio Sub-Account	Fidelity® VIP Value Strategies Portfolio Sub-Account
Operations:
Net investment income (loss)	$—	$(12)	$(1,807)	$743	$580
Net realized gain (loss) on security transactions	3,448	149	12,850	60	523
Net realized gain on distributions	11,768	—	59,808	91	16,879
Net unrealized appreciation (depreciation) of investments during the year	(4,715)	325	67,773	22,329	(5,557)
Net increase (decrease) in net assets resulting from operations	10,501	462	138,624	23,223	12,425
Unit transactions:
Purchases	2,750	2,182	15,280	6,299	4,871
Net transfers	35,939	—	113,491	1,604	(3,246)
Surrenders for benefit payments and fees	(24,012)	(2,085)	(40,828)	—	—
Other transactions	(3)	(5)	966	(1)	(1)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	14,674	92	88,909	7,902	1,624
Net increase (decrease) in net assets	25,175	554	227,533	31,125	14,049
Net Assets:
Beginning of year	60,302	1,322	391,755	76,571	65,024
End of year	$85,477	$1,876	$619,288	$107,696	$79,073

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Fidelity® VIP Balanced Portfolio Sub-Account	Fidelity® VIP Growth & Income Portfolio Sub-Account	Fidelity® VIP Freedom 2020 Portfolio Sub-Account	Fidelity® VIP Freedom 2030 Portfolio Sub-Account	Fidelity® VIP Freedom 2015 Portfolio Sub-Account
Operations:
Net investment income (loss)	$11,293	$1,828	$337	$5,184	$1,032
Net realized gain (loss) on security transactions	22,662	9,466	(132)	12,781	84
Net realized gain on distributions	37,554	8,339	1,138	26,064	2,864
Net unrealized appreciation (depreciation) of investments during the year	147,639	32,487	4,771	93,164	10,662
Net increase (decrease) in net assets resulting from operations	219,148	52,120	6,114	137,193	14,642
Unit transactions:
Purchases	16,598	21,955	—	1,740	—
Net transfers	61,344	3,038	4,727	(102,821)	—
Surrenders for benefit payments and fees	(123,291)	(15,340)	(48,219)	(13,069)	(3,329)
Other transactions	—	(1)	(1)	(2)	(1)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Net annuity transactions	(9,789)	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(55,138)	9,652	(43,493)	(114,152)	(3,330)
Net increase (decrease) in net assets	164,010	61,772	(37,379)	23,041	11,312
Net Assets:
Beginning of year	1,396,766	296,880	76,542	694,534	103,384
End of year	$1,560,776	$358,652	$39,163	$717,575	$114,696

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Freedom 2025 Portfolio Sub-Account	Fidelity Advisor® Stock Selector All Cap Fund Sub-Account	Templeton Global Opportunities Trust Sub-Account	Templeton Developing Markets Trust Sub-Account	Franklin High Income Fund Sub-Account
Operations:
Net investment income (loss)	$3,346	$(46)	$400	$1,688	$58,456
Net realized gain (loss) on security transactions	528	33	2,033	16,217	(25,177)
Net realized gain on distributions	13,128	156	958	—	—
Net unrealized appreciation (depreciation) of investments during the year	49,666	683	9,469	295,924	47,431
Net increase (decrease) in net assets resulting from operations	66,668	826	12,860	313,829	80,710
Unit transactions:
Purchases	951	2,100	22,635	103,857	131,867
Net transfers	(7,446)	—	(6,241)	3,426	(330,666)
Surrenders for benefit payments and fees	(147,893)	(538)	(19,619)	(183,996)	(288,119)
Other transactions	—	(2)	(4)	(22)	(1)
Death benefits	—	—	—	—	—
Net loan activity	(50)	—	(9)	(3)	(39)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(154,438)	1,560	(3,238)	(76,738)	(486,958)
Net increase (decrease) in net assets	(87,770)	2,386	9,622	237,091	(406,248)
Net Assets:
Beginning of year	492,592	2,844	64,733	835,527	1,469,276
End of year	$404,822	$5,230	$74,355	$1,072,618	$1,063,028

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Franklin Strategic Income Fund Sub-Account	Templeton Global Bond Fund Sub-Account	Franklin U.S. Government Securities Fund Sub-Account	Franklin Small Cap Value Fund Sub-Account	Franklin Mutual Global Discovery Fund Sub-Account
Operations:
Net investment income (loss)	$47,705	$170,459	$11,584	$317	$174,695
Net realized gain (loss) on security transactions	(34,953)	11,025	(11,345)	99,524	257,820
Net realized gain on distributions	—	—	—	232,944	350,836
Net unrealized appreciation (depreciation) of investments during the year	114,293	(77,311)	(1,813)	(52,016)	261,139
Net increase (decrease) in net assets resulting from operations	127,045	104,173	(1,574)	280,769	1,044,490
Unit transactions:
Purchases	378,365	1,730,818	57,091	283,443	1,445,531
Net transfers	(9,023)	127,773	—	(262,391)	(62,028)
Surrenders for benefit payments and fees	(1,226,085)	(1,768,017)	(77,242)	(392,272)	(2,837,475)
Other transactions	(1)	(325)	—	(9)	(61)
Death benefits	—	—	—	—	—
Net loan activity	(40)	(51)	(30)	(124)	(236)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(856,784)	90,198	(20,181)	(371,353)	(1,454,269)
Net increase (decrease) in net assets	(729,739)	194,371	(21,755)	(90,584)	(409,779)
Net Assets:
Beginning of year	3,760,580	6,086,460	585,763	3,164,085	12,374,319
End of year	$3,030,841	$6,280,831	$564,008	$3,073,501	$11,964,540

The accompanying notes are an integral part of these financial statements.

	Templeton Growth Fund Sub-Account	Franklin Income Fund Sub-Account	Franklin Growth Fund Sub-Account	Franklin Total Return Fund Sub-Account	Franklin Balance Sheet Investment Fund Sub-Account
Operations:
Net investment income (loss)	$19,971	$386,199	$25,914	$4,865	$17,284
Net realized gain (loss) on security transactions	83,626	173,219	647,203	(1,884)	(65,724)
Net realized gain on distributions	—	—	347,318	—	153,600
Net unrealized appreciation (depreciation) of investments during the year	173,169	96,027	2,048,262	8,026	169,693
Net increase (decrease) in net assets resulting from operations	276,766	655,445	3,068,697	11,007	274,853
Unit transactions:
Purchases	147,636	994,112	4,253,323	74,654	9,014
Net transfers	8,276	(115,683)	12,071	(5,075)	(9,968)
Surrenders for benefit payments and fees	(481,263)	(2,007,775)	(3,571,145)	(77,690)	(378,854)
Other transactions	(15)	(543)	(2,597)	10	(2)
Death benefits	—	—	—	—	—
Net loan activity	(25)	(235)	(231)	(12)	(9)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(325,391)	(1,130,124)	691,421	(8,113)	(379,819)
Net increase (decrease) in net assets	(48,625)	(474,679)	3,760,118	2,894	(104,966)
Net Assets:
Beginning of year	1,798,969	9,098,809	11,174,173	421,955	2,492,283
End of year	$1,750,344	$8,624,130	$14,934,291	$424,849	$2,387,317

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Franklin Mutual Beacon Fund Sub-Account	Franklin Mutual Shares Fund Sub-Account	Franklin Small-Mid Cap Growth Fund Sub-Account	Franklin Conservative Allocation Fund Sub-Account	Franklin Growth Allocation Fund Sub-Account
Operations:
Net investment income (loss)	$8,330	$63,190	$(7,408)	$20,638	$52,603
Net realized gain (loss) on security transactions	62,899	100,564	(3,398)	55,798	289,829
Net realized gain on distributions	33,182	206,406	357,524	16,909	356,880
Net unrealized appreciation (depreciation) of investments during the year	37,952	(29,654)	527,108	171,065	345,130
Net increase (decrease) in net assets resulting from operations	142,363	340,506	873,826	264,410	1,044,442
Unit transactions:
Purchases	76,436	376,384	90,554	417,806	749,322
Net transfers	27,876	(159,069)	(290,725)	(142,882)	(189,143)
Surrenders for benefit payments and fees	(489,845)	(556,129)	(589,058)	(718,858)	(949,595)
Other transactions	(123)	(2)	(59)	(3)	(11)
Death benefits	—	—	—	—	—
Net loan activity	(48)	(81)	(3)	(37)	(223)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(385,704)	(338,897)	(789,291)	(443,974)	(389,650)
Net increase (decrease) in net assets	(243,341)	1,609	84,535	(179,564)	654,792
Net Assets:
Beginning of year	1,172,925	4,743,577	4,356,888	2,939,394	5,820,297
End of year	$929,584	$4,745,186	$4,441,423	$2,759,830	$6,475,089

The accompanying notes are an integral part of these financial statements.

	Franklin Moderate Allocation Fund Sub-Account	Templeton Foreign Fund Sub-Account	Franklin Small-Mid Cap Growth Fund Sub-Account	Highland Premier Growth Equity Sub-Account	Goldman Sachs Income Builder Fund Sub-Account
Operations:
Net investment income (loss)	$58,829	$112,822	$(687)	$(1,057)	$1,795
Net realized gain (loss) on security transactions	177,008	240,786	(12,531)	(5,804)	3,540
Net realized gain on distributions	260,976	—	9,053	21,440	—
Net unrealized appreciation (depreciation) of investments during the year	352,521	1,270,861	24,237	8,518	(598)
Net increase (decrease) in net assets resulting from operations	849,334	1,624,469	20,072	23,097	4,737
Unit transactions:
Purchases	772,016	431,438	1,133	25,701	5,709
Net transfers	(541,463)	(460,206)	(67,475)	(3,055)	—
Surrenders for benefit payments and fees	(1,419,761)	(1,864,280)	(4,396)	(46,443)	(6,305)
Other transactions	15	57	(1)	(4)	(1)
Death benefits	—	—	—	—	—
Net loan activity	(57)	(135)	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,189,250)	(1,893,126)	(70,739)	(23,801)	(597)
Net increase (decrease) in net assets	(339,916)	(268,657)	(50,667)	(704)	4,140
Net Assets:
Beginning of year	6,822,756	10,257,179	151,894	111,593	71,819
End of year	$6,482,840	$9,988,522	$101,227	$110,889	$75,959

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Goldman Sachs Capital Growth Fund Sub-Account	Goldman Sachs Core Fixed Income Fund Sub-Account	Goldman Sachs U.S. Equity Insights Fund Sub-Account	Goldman Sachs Government Income Fund Sub-Account	Goldman Sachs Equity Income Fund Sub-Account (11)
Operations:
Net investment income (loss)	$(21)	$1,128	$(1)	$28,499	$853
Net realized gain (loss) on security transactions	82	1,630	267	(7,368)	18,245
Net realized gain on distributions	181	—	2	—	—
Net unrealized appreciation (depreciation) of investments during the year	279	(664)	(244)	7,983	(8,014)
Net increase (decrease) in net assets resulting from operations	521	2,094	24	29,114	11,084
Unit transactions:
Purchases	435	12,359	—	150,617	7,710
Net transfers	—	—	—	13,115	3,621
Surrenders for benefit payments and fees	(441)	(27,301)	(634)	(263,749)	(40,509)
Other transactions	(4)	3	(2)	24	(20)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(5)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(10)	(14,939)	(636)	(99,998)	(29,198)
Net increase (decrease) in net assets	511	(12,845)	(612)	(70,884)	(18,114)
Net Assets:
Beginning of year	1,764	109,675	626	2,023,236	139,478
End of year	$2,275	$96,830	$14	$1,952,352	$121,364

(11)  Formerly Goldman Sachs Growth & Income Fund. Change effective June 20, 2017
The accompanying notes are an integral part of these financial statements.

	Goldman Sachs Growth Opportunities Fund Sub-Account	Goldman Sachs Focused International Equity Fund Sub-Account	Goldman Sachs Mid Cap Value Fund Sub-Account	Goldman Sachs Small Cap Value Fund Sub-Account	Goldman Sachs Strategic Growth Fund Sub-Account
Operations:
Net investment income (loss)	$(6,339)	$100	$2,624	$(19,167)	$(240)
Net realized gain (loss) on security transactions	8,374	1,522	(90,012)	294,625	4,128
Net realized gain on distributions	128,866	—	561,198	673,678	6,113
Net unrealized appreciation (depreciation) of investments during the year	42,652	4,601	(46,648)	(263,207)	(3,640)
Net increase (decrease) in net assets resulting from operations	173,553	6,223	427,162	685,929	6,361
Unit transactions:
Purchases	102,298	3,636	299,984	1,901,923	4,313
Net transfers	(48,363)	596	(96,308)	(103,690)	—
Surrenders for benefit payments and fees	(234,925)	(7,268)	(793,049)	(1,603,835)	(853)
Other transactions	(2)	(3)	12	(3,046)	(6)
Death benefits	—	—	—	—	—
Net loan activity	(32)	—	(300)	(81)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(181,024)	(3,039)	(589,661)	191,271	3,454
Net increase (decrease) in net assets	(7,471)	3,184	(162,499)	877,200	9,815
Net Assets:
Beginning of year	717,654	26,634	4,526,889	5,797,365	20,987
End of year	$710,183	$29,818	$4,364,390	$6,674,565	$30,802

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Goldman Sachs High Yield Fund Sub-Account	Goldman Sachs Large Cap Value Fund Sub-Account	Goldman Sachs Small/Mid Cap Growth Fund Sub-Account	Goldman Sachs Satellite Strategies Portfolio Sub-Account	Frost Value Equity Fund Sub-Account
Operations:
Net investment income (loss)	$185,207	$1,812	$(2,002)	$30	$1
Net realized gain (loss) on security transactions	(29,783)	38,875	16,196	—	—
Net realized gain on distributions	—	47,944	61,866	—	12
Net unrealized appreciation (depreciation) of investments during the year	49,554	(58,384)	37,228	106	(4)
Net increase (decrease) in net assets resulting from operations	204,978	30,247	113,288	136	9
Unit transactions:
Purchases	184,503	42,937	29,495	180	87
Net transfers	38,600	10,367	(1,764)	—	—
Surrenders for benefit payments and fees	(703,594)	(94,064)	(93,704)	(2)	—
Other transactions	692	(3)	(6)	(1)	(3)
Death benefits	—	—	—	—	—
Net loan activity	(45)	(14)	(2)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(479,844)	(40,777)	(65,981)	177	84
Net increase (decrease) in net assets	(274,866)	(10,530)	47,307	313	93
Net Assets:
Beginning of year	3,839,510	379,671	428,980	941	—
End of year	$3,564,644	$369,141	$476,287	$1,254	$93

The accompanying notes are an integral part of these financial statements.

	Hartford Balanced HLS Fund Sub-Account	Hartford Total Return Bond HLS Fund Sub-Account	Hartford Capital Appreciation HLS Fund Sub-Account	Hartford Dividend and Growth HLS Fund Sub-Account	The Hartford Healthcare HLS Fund Sub-Account
Operations:
Net investment income (loss)	$135,978	$381,540	$162,059	$377,536	$(24,149)
Net realized gain (loss) on security transactions	149,821	(16,523)	(484,063)	193,659	(152,147)
Net realized gain on distributions	—	—	1,323,611	2,008,355	541,024
Net unrealized appreciation (depreciation) of investments during the year	792,739	351,153	3,885,574	2,316,476	333,406
Net increase (decrease) in net assets resulting from operations	1,078,538	716,170	4,887,181	4,896,026	698,134
Unit transactions:
Purchases	146,990	543,486	235,654	743,533	304,856
Net transfers	(34,875)	(247,509)	(320,073)	(731,518)	(177,073)
Surrenders for benefit payments and fees	(944,413)	(2,315,607)	(3,595,859)	(4,998,942)	(671,337)
Other transactions	316	(26)	26,304	22	(3)
Death benefits	—	—	—	—	—
Net loan activity	—	(144)	(108)	(242)	(49)
Net annuity transactions	—	(19,223)	(2,860)	(5,601)	—
Net increase (decrease) in net assets resulting from unit transactions	(831,982)	(2,039,023)	(3,656,942)	(4,992,748)	(543,606)
Net increase (decrease) in net assets	246,556	(1,322,853)	1,230,239	(96,722)	154,528
Net Assets:
Beginning of year	7,691,244	16,080,940	24,182,646	29,722,872	3,410,172
End of year	$7,937,800	$14,758,087	$25,412,885	$29,626,150	$3,564,700

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Hartford Global Growth HLS Fund Sub-Account	Hartford Growth Opportunities HLS Fund Sub-Account	Hartford International Opportunities HLS Fund Sub-Account	Hartford MidCap HLS Fund Sub-Account	Hartford Ultrashort Bond HLS Fund Sub-Account
Operations:
Net investment income (loss)	$(3,151)	$(50,634)	$6,703	$(32,146)	$(1,692)
Net realized gain (loss) on security transactions	92,550	139,647	44,709	352,459	4,856
Net realized gain on distributions	55,581	91,217	—	849,949	—
Net unrealized appreciation (depreciation) of investments during the year	166,482	1,598,900	163,603	2,762,961	6,830
Net increase (decrease) in net assets resulting from operations	311,462	1,779,130	215,015	3,933,223	9,994
Unit transactions:
Purchases	102,009	604,784	66,550	159,683	341,778
Net transfers	59,370	(57,726)	(30,150)	(763,877)	(188,146)
Surrenders for benefit payments and fees	(185,335)	(1,717,171)	(195,339)	(2,604,435)	(569,922)
Other transactions	(22)	(10)	(12)	125	(7)
Death benefits	—	—	—	—	—
Net loan activity	(46)	(96)	(5)	(10)	(215)
Net annuity transactions	—	—	—	—	(7,757)
Net increase (decrease) in net assets resulting from unit transactions	(24,024)	(1,170,219)	(158,956)	(3,208,514)	(424,269)
Net increase (decrease) in net assets	287,438	608,911	56,059	724,709	(414,275)
Net Assets:
Beginning of year	995,224	6,394,182	920,438	17,645,626	4,548,152
End of year	$1,282,662	$7,003,093	$976,497	$18,370,335	$4,133,877

The accompanying notes are an integral part of these financial statements.

	Hartford Small Company HLS Fund Sub-Account	Hartford Small Cap Growth HLS Fund Sub-Account	Hartford Stock HLS Fund Sub-Account	Hartford U.S. Government Securities HLS Fund Sub-Account	Hartford Value HLS Fund Sub-Account
Operations:
Net investment income (loss)	$(15,723)	$(4,569)	$52,913	$12,156	$16,006
Net realized gain (loss) on security transactions	(95,107)	22,064	465,446	(5,231)	76,908
Net realized gain on distributions	—	—	—	—	116,939
Net unrealized appreciation (depreciation) of investments during the year	1,358,578	95,668	349,602	(910)	11,135
Net increase (decrease) in net assets resulting from operations	1,247,748	113,163	867,961	6,015	220,988
Unit transactions:
Purchases	208,568	70,824	47,708	59,111	101,758
Net transfers	(113,595)	41,784	(87,927)	(3,781)	(79,470)
Surrenders for benefit payments and fees	(775,667)	(191,905)	(1,014,712)	(142,469)	(135,147)
Other transactions	(56)	(17)	14,160	(141)	(10)
Death benefits	—	—	—	—	—
Net loan activity	(29)	(17)	—	(20)	(26)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(680,779)	(79,331)	(1,040,771)	(87,300)	(112,895)
Net increase (decrease) in net assets	566,969	33,832	(172,810)	(81,285)	108,093
Net Assets:
Beginning of year	5,108,327	617,929	4,880,519	863,138	1,577,896
End of year	$5,675,296	$651,761	$4,707,709	$781,853	$1,685,989

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	The Hartford Checks and Balances Fund Sub-Account	The Hartford High Yield Sub-Account	The Hartford Dividend and Growth Fund Sub-Account	The Hartford International Opportunities Fund Sub-Account	The Hartford MidCap Fund Sub-Account
Operations:
Net investment income (loss)	$10,779	$1,940	$11,728	$2,055	$(9,764)
Net realized gain (loss) on security transactions	(3,395)	50	89,545	16,593	69,844
Net realized gain on distributions	33,399	—	193,203	19,051	41,585
Net unrealized appreciation (depreciation) of investments during the year	5,413	728	25,880	71,016	93,145
Net increase (decrease) in net assets resulting from operations	46,196	2,718	320,356	108,715	194,810
Unit transactions:
Purchases	43,184	12,283	158,916	105,287	130,420
Net transfers	17,663	284	30,543	15,965	141,756
Surrenders for benefit payments and fees	(87,048)	(5,848)	(427,728)	(149,296)	(203,849)
Other transactions	—	9	14	(2)	(5)
Death benefits	—	—	—	—	—
Net loan activity	(29)	—	(11)	(48)	(13)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(26,230)	6,728	(238,266)	(28,094)	68,309
Net increase (decrease) in net assets	19,966	9,446	82,090	80,621	263,119
Net Assets:
Beginning of year	356,344	41,824	2,047,794	496,245	791,595
End of year	$376,310	$51,270	$2,129,884	$576,866	$1,054,714

The accompanying notes are an integral part of these financial statements.

	The Hartford Small Company Fund Sub-Account	The Hartford Total Return Bond Fund Sub-Account	The Hartford Healthcare Fund Sub-Account	The Hartford Growth Opportunities Fund Sub-Account	The Hartford Value Opportunities Fund Sub-Account
Operations:
Net investment income (loss)	$(3,646)	$9,948	$(2,493)	$(2,342)	$(17)
Net realized gain (loss) on security transactions	68,790	(249)	6,339	10,183	95
Net realized gain on distributions	—	—	11,912	16,588	443
Net unrealized appreciation (depreciation) of investments during the year	217,430	6,625	30,297	26,733	654
Net increase (decrease) in net assets resulting from operations	282,574	16,324	46,055	51,162	1,175
Unit transactions:
Purchases	166,834	64,815	34,233	44,427	1,682
Net transfers	(610,794)	51,316	3,803	(1,283)	—
Surrenders for benefit payments and fees	(130,824)	(39,100)	(55,975)	(59,812)	(1,654)
Other transactions	(45)	27	(7)	(6)	(2)
Death benefits	—	—	—	—	—
Net loan activity	(48)	(8)	(2)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(574,877)	77,050	(17,948)	(16,674)	26
Net increase (decrease) in net assets	(292,303)	93,374	28,107	34,488	1,201
Net Assets:
Beginning of year	1,194,927	394,926	224,763	176,682	11,618
End of year	$902,624	$488,300	$252,870	$211,170	$12,819

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Hartford Moderate Allocation Fund Sub-Account	The Hartford Conservative Allocation Fund Sub-Account	The Hartford Capital Appreciation Fund Sub-Account	The Hartford Growth Allocation Fund Sub-Account	The Hartford Inflation Plus Fund Sub-Account
Operations:
Net investment income (loss)	$56,062	$23,372	$(8,769)	$53,227	$22,713
Net realized gain (loss) on security transactions	45,266	8,203	475,309	86,495	(1,729)
Net realized gain on distributions	59,980	—	792,080	—	—
Net unrealized appreciation (depreciation) of investments during the year	212,267	57,469	216,395	444,182	(11,971)
Net increase (decrease) in net assets resulting from operations	373,575	89,044	1,475,015	583,904	9,013
Unit transactions:
Purchases	322,160	114,016	642,862	447,552	94,478
Net transfers	(49,878)	69,009	(284,848)	(82,542)	4,007
Surrenders for benefit payments and fees	(533,096)	(238,576)	(2,369,086)	(957,008)	(90,454)
Other transactions	(6)	(194)	119	(13)	(5,472)
Death benefits	—	—	—	—	—
Net loan activity	(132)	(108)	(45)	(85)	(26)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(260,952)	(55,853)	(2,010,998)	(592,096)	2,533
Net increase (decrease) in net assets	112,623	33,191	(535,983)	(8,192)	11,546
Net Assets:
Beginning of year	2,723,724	1,003,513	7,838,415	3,295,013	489,987
End of year	$2,836,347	$1,036,704	$7,302,432	$3,286,821	$501,533

The accompanying notes are an integral part of these financial statements.

	The Hartford Equity Income Fund Sub-Account	The Hartford Balanced Income Fund Sub-Account	The Hartford International Small Company Fund Sub-Account	The Hartford MidCap Value Fund Sub-Account	Hotchkis and Wiley Large Cap Value Fund Sub-Account
Operations:
Net investment income (loss)	$4,996	$2,199	$(1,212)	$(1,256)	$5,970
Net realized gain (loss) on security transactions	10,123	8,776	69,200	(272)	61,115
Net realized gain on distributions	33,862	5,705	1,972	2,770	—
Net unrealized appreciation (depreciation) of investments during the year	48,056	(2,478)	3,132	11,150	52,610
Net increase (decrease) in net assets resulting from operations	97,037	14,202	73,092	12,392	119,695
Unit transactions:
Purchases	104,403	29,157	44,485	25,345	25,304
Net transfers	3,628	84,003	1,196	(18,695)	(57,337)
Surrenders for benefit payments and fees	(80,794)	(56,283)	(332,116)	(4,487)	(49,187)
Other transactions	(7)	(3)	(1)	(2)	(3)
Death benefits	—	—	—	—	—
Net loan activity	(37)	(50)	(2)	(10)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	27,193	56,824	(286,438)	2,151	(81,223)
Net increase (decrease) in net assets	124,230	71,026	(213,346)	14,543	38,472
Net Assets:
Beginning of year	570,400	132,190	246,831	108,206	708,396
End of year	$694,630	$203,216	$33,485	$122,749	$746,868

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Invesco V.I. Technology Fund Sub-Account	Invesco Technology Fund Sub-Account	Ivy Natural Resources Fund Sub-Account (12)	Ivy Large Cap Growth Fund Sub-Account	Ivy Science & Technology Fund Sub-Account
Operations:
Net investment income (loss)	$(1,567)	$(2,911)	$(11,801)	$(5,291)	$(11,455)
Net realized gain (loss) on security transactions	694	9,685	(62,691)	57,688	138,575
Net realized gain on distributions	11,316	21,806	—	31,131	95,873
Net unrealized appreciation (depreciation) of investments during the year	41,028	88,390	95,139	94,452	177,832
Net increase (decrease) in net assets resulting from operations	51,471	116,970	20,647	177,980	400,825
Unit transactions:
Purchases	2,543	49,486	171,787	84,859	233,679
Net transfers	229,943	93,720	(83,144)	(22,138)	6,550
Surrenders for benefit payments and fees	(3,000)	(6,808)	(222,392)	(173,621)	(373,363)
Other transactions	(1)	(8)	(12)	(6)	(4)
Death benefits	—	—	—	—	—
Net loan activity	—	(19)	(37)	(24)	(4)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	229,485	136,371	(133,798)	(110,930)	(133,142)
Net increase (decrease) in net assets	280,956	253,341	(113,151)	67,050	267,683
Net Assets:
Beginning of year	104,405	325,544	1,540,499	612,550	1,285,185
End of year	$385,361	$578,885	$1,427,348	$679,600	$1,552,868

(12)  Formerly Ivy Global Natural Resources Fund. Change effective April 3, 2017

(13)  Formerly Janus Aspen Forty Portfolio. Change effective June 2, 2017

(14)  Formerly Janus Aspen Global Research Portfolio. Change effective June 2, 2017

(15)  Formerly Janus Aspen Enterprise Portfolio. Change effective June 2, 2017

The accompanying notes are an integral part of these financial statements.

	Ivy Asset Strategy Fund Sub-Account	Janus Henderson Forty Portfolio Sub-Account (13)	Janus Henderson Global Research Portfolio Sub-Account (14)	Janus Henderson Enterprise Portfolio Sub-Account (15)	Janus Henderson Balanced Portfolio Sub-Account (16)
Operations:
Net investment income (loss)	$(852)	$(15,739)	$348	$(1,654)	$3,313
Net realized gain (loss) on security transactions	(112,746)	(10,015)	12,311	2,291	3,940
Net realized gain on distributions	11,287	118,450	—	23,573	741
Net unrealized appreciation (depreciation) of investments during the year	261,006	470,198	60,952	62,321	50,792
Net increase (decrease) in net assets resulting from operations	158,695	562,894	73,611	86,531	58,786
Unit transactions:
Purchases	124,011	19,828	2,361	4,780	11,814
Net transfers	(675,674)	(45,598)	(2,111)	53,503	—
Surrenders for benefit payments and fees	(494,248)	(49,837)	(41,366)	(20,370)	(28,072)
Other transactions	(5)	—	(1)	(2)	(1)
Death benefits	—	—	—	—	—
Net loan activity	(30)	—	—	—	—
Net annuity transactions	—	(2,567)	(1,847)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,045,946)	(78,174)	(42,964)	37,911	(16,259)
Net increase (decrease) in net assets	(887,251)	484,720	30,647	124,442	42,527
Net Assets:
Beginning of year	1,367,410	1,959,219	291,701	294,335	337,412
End of year	$480,159	$2,443,939	$322,348	$418,777	$379,939

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Janus Henderson Overseas Portfolio Sub-Account (17)	Janus Henderson Flexible Bond Fund Sub-Account (18)	Janus Henderson Forty Fund Sub-Account (19)	Janus Henderson Balanced Fund Sub-Account (20)	Janus Henderson Enterprise Fund Sub-Account (21)
Operations:
Net investment income (loss)	$2,852	$524	$(37,969)	$29,447	$(14,120)
Net realized gain (loss) on security transactions	(6,833)	(2)	(101,513)	49,583	117,910
Net realized gain on distributions	—	—	840,241	97,361	31,614
Net unrealized appreciation (depreciation) of investments during the year	68,813	127	784,634	268,263	238,707
Net increase (decrease) in net assets resulting from operations	64,832	649	1,485,393	444,654	374,111
Unit transactions:
Purchases	2,240	5,891	412,298	334,837	230,921
Net transfers	73,526	172	30,749	(44,266)	19,201
Surrenders for benefit payments and fees	(10,590)	—	(1,223,187)	(424,070)	(389,383)
Other transactions	(1)	—	(5)	(20)	288
Death benefits	—	—	—	—	—
Net loan activity	—	—	(133)	(60)	(54)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	65,175	6,063	(780,278)	(133,579)	(139,027)
Net increase (decrease) in net assets	130,007	6,712	705,115	311,075	235,084
Net Assets:
Beginning of year	173,431	23,825	5,560,346	2,706,936	1,535,454
End of year	$303,438	$30,537	$6,265,461	$3,018,011	$1,770,538

(16)  Formerly Janus Aspen Balanced Portfolio. Change effective June 2, 2017

(17)  Formerly Janus Aspen Overseas Portfolio. Change effective June 2, 2017

(18)  Formerly Janus Flexible Bond Fund. Change effective June 2, 2017

(19)  Formerly Janus Forty Fund. Change effective June 2, 2017

(20)  Formerly Janus Balanced Fund. Change effective June 2, 2017

(21)  Formerly Janus Enterprise Fund. Change effective June 2, 2017

(22)  Formerly Janus Overseas Fund. Change effective June 2, 2017

(23)  Formerly Janus Global Research Fund. Change effective June 2, 2017

(24)  Formerly Perkins Mid Cap Value Fund. Change effective June 2, 2017

The accompanying notes are an integral part of these financial statements.

	Janus Henderson Overseas Fund Sub-Account (22)	Janus Henderson Global Research Fund Sub-Account (23)	Janus Henderson Mid Cap Value Fund Sub-Account (24)	Prudential Jennison Natural Resources Fund, Inc. Sub-Account	Prudential Jennison Mid-Cap Growth Fund, Inc. Sub-Account
Operations:
Net investment income (loss)	$17,250	$(972)	$(4,165)	$(803)	$(5,896)
Net realized gain (loss) on security transactions	(63,682)	9,873	(14,416)	16,029	6,981
Net realized gain on distributions	—	—	105,167	—	118,680
Net unrealized appreciation (depreciation) of investments during the year	522,780	52,237	5,635	14,803	53,399
Net increase (decrease) in net assets resulting from operations	476,348	61,138	92,221	30,029	173,164
Unit transactions:
Purchases	205,263	11,706	89,915	407,889	95,601
Net transfers	(52,834)	5,576	499,573	(97,942)	(51,230)
Surrenders for benefit payments and fees	(327,596)	(65,394)	(101,887)	(358,919)	(126,093)
Other transactions	61	(6)	24	(4)	15
Death benefits	—	—	—	—	—
Net loan activity	(35)	(2)	(12)	(6)	(11)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(175,141)	(48,120)	487,613	(48,982)	(81,718)
Net increase (decrease) in net assets	301,207	13,018	579,834	(18,953)	91,446
Net Assets:
Beginning of year	1,648,498	263,146	478,423	716,124	853,898
End of year	$1,949,705	$276,164	$1,058,257	$697,171	$945,344

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Prudential Jennison 20/20 Focus Fund Sub-Account	JPMorgan Large Cap Growth Fund Sub-Account	JPMorgan Core Bond Fund Sub-Account	JPMorgan Small Cap Equity Fund Sub-Account	JPMorgan Small Cap Growth Fund Sub-Account
Operations:
Net investment income (loss)	$(2,757)	$(891)	$72,744	$(411)	$(5,757)
Net realized gain (loss) on security transactions	(11,987)	45	(7,880)	907	44,523
Net realized gain on distributions	48,088	12,434	8,377	3,645	45,010
Net unrealized appreciation (depreciation) of investments during the year	29,813	14,014	30,351	4,088	95,618
Net increase (decrease) in net assets resulting from operations	63,157	25,602	103,592	8,229	179,394
Unit transactions:
Purchases	39,604	1,186	834,676	5,659	82,007
Net transfers	(10,445)	5,428	262,612	—	(520)
Surrenders for benefit payments and fees	(165,937)	(8)	(370,149)	(4,189)	(120,677)
Other transactions	(6)	(1)	(346)	(4)	(14)
Death benefits	—	—	—	—	—
Net loan activity	(4)	—	(44)	—	(97)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(136,788)	6,605	726,749	1,466	(39,301)
Net increase (decrease) in net assets	(73,631)	32,207	830,341	9,695	140,093
Net Assets:
Beginning of year	348,498	69,846	2,829,027	57,608	445,798
End of year	$274,867	$102,053	$3,659,368	$67,303	$585,891

(25)  Effective June 23, 2017 JPMorgan SmartRetirement 2015 Fund merged with JPMorgan SmartRetirement Income Fund

The accompanying notes are an integral part of these financial statements.

	JPMorgan Small Cap Value Fund Sub-Account	JPMorgan U.S. Equity Fund Sub-Account	JPMorgan SmartRetirement 2015 Fund Sub-Account (25)	JPMorgan SmartRetirement 2020 Fund Sub-Account	JPMorgan SmartRetirement 2025 Fund Sub-Account
Operations:
Net investment income (loss)	$455	$4,902	$2,830	$97,264	$93,468
Net realized gain (loss) on security transactions	2,988	49,269	96,825	127,589	121,914
Net realized gain on distributions	20,998	133,830	—	138,021	160,532
Net unrealized appreciation (depreciation) of investments during the year	(14,573)	137,307	(17,363)	462,487	721,827
Net increase (decrease) in net assets resulting from operations	9,868	325,308	82,292	825,361	1,097,741
Unit transactions:
Purchases	52,604	227,957	121,957	1,110,417	1,292,536
Net transfers	9,704	28,781	(1,509,805)	865,362	162,230
Surrenders for benefit payments and fees	(9,582)	(352,782)	(524,179)	(1,529,309)	(1,154,702)
Other transactions	(1)	(942)	2	(5)	(207)
Death benefits	—	—	—	—	—
Net loan activity	(31)	(48)	(26)	(200)	(451)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	52,694	(97,034)	(1,912,051)	446,265	299,406
Net increase (decrease) in net assets	62,562	228,274	(1,829,759)	1,271,626	1,397,147
Net Assets:
Beginning of year	311,192	1,620,515	1,829,757	5,973,984	7,149,138
End of year	$373,754	$1,848,789	$—	$7,245,610	$8,546,285

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	JPMorgan SmartRetirement 2030 Fund Sub-Account	JPMorgan SmartRetirement 2035 Fund Sub-Account	JPMorgan SmartRetirement 2040 Fund Sub-Account	JPMorgan SmartRetirement 2045 Fund Sub-Account	JPMorgan SmartRetirement 2050 Fund Sub-Account
Operations:
Net investment income (loss)	$111,469	$52,766	$78,445	$29,330	$25,278
Net realized gain (loss) on security transactions	198,863	109,531	157,378	130,645	158,867
Net realized gain on distributions	204,756	107,671	180,580	74,236	65,025
Net unrealized appreciation (depreciation) of investments during the year	900,389	537,431	849,330	375,358	361,576
Net increase (decrease) in net assets resulting from operations	1,415,477	807,399	1,265,733	609,569	610,746
Unit transactions:
Purchases	1,310,883	1,322,743	1,448,007	763,538	925,316
Net transfers	237,009	57,631	484,898	12,012	97,130
Surrenders for benefit payments and fees	(1,247,544)	(822,184)	(890,662)	(638,722)	(1,219,905)
Other transactions	(38)	(83)	(219)	(81)	8
Death benefits	—	—	—	—	—
Net loan activity	(751)	(699)	(880)	(700)	(589)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	299,559	557,408	1,041,144	136,047	(198,040)
Net increase (decrease) in net assets	1,715,036	1,364,807	2,306,877	745,616	412,706
Net Assets:
Beginning of year	7,778,627	3,903,757	5,616,147	2,807,659	2,784,307
End of year	$9,493,663	$5,268,564	$7,923,024	$3,553,275	$3,197,013

The accompanying notes are an integral part of these financial statements.

	JPMorgan SmartRetirement Income Fund Sub-Account	JP Morgan Smart Retirement 2055 Fund Sub-Account	Keeley Small Cap Value Fund Sub-Account	Loomis Sayles Bond Fund Sub-Account	LKCM Aquinas Catholic Equity Fund Sub-Account
Operations:
Net investment income (loss)	$34,212	$9,315	$(2,900)	$111,028	$(2,201)
Net realized gain (loss) on security transactions	14,845	9,244	95,453	(8,971)	7,991
Net realized gain on distributions	39,792	18,771	132,547	80,329	9,088
Net unrealized appreciation (depreciation) of investments during the year	91,142	110,414	(166,600)	62,455	28,381
Net increase (decrease) in net assets resulting from operations	179,991	147,744	58,500	244,841	43,259
Unit transactions:
Purchases	348,357	481,881	67,894	1,461,901	56,991
Net transfers	1,457,942	10,814	(65,363)	65,044	(58,495)
Surrenders for benefit payments and fees	(179,679)	(57,455)	(202,079)	(1,578,973)	(421,240)
Other transactions	(4)	(8)	44	(174)	1
Death benefits	—	—	—	—	—
Net loan activity	(14)	(60)	(16)	(6)	(14)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	1,626,602	435,172	(199,520)	(52,208)	(422,757)
Net increase (decrease) in net assets	1,806,593	582,916	(141,020)	192,633	(379,498)
Net Assets:
Beginning of year	978,827	548,239	1,573,223	3,648,925	502,754
End of year	$2,785,420	$1,131,155	$1,432,203	$3,841,558	$123,256

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Lord Abbett Affiliated Fund Sub-Account	Lord Abbett Fundamental Equity Fund Sub-Account	Lord Abbett Bond Debenture Fund Sub-Account	Lord Abbett Growth Opportunities Fund Sub-Account	Lord Abbett Calibrated Dividend Growth Fund Sub-Account
Operations:
Net investment income (loss)	$5,498	$24,682	$91,416	$(1,610)	$781
Net realized gain (loss) on security transactions	28,399	8,061	61,632	415	3,026
Net realized gain on distributions	41,087	390,304	14,912	16,661	10,638
Net unrealized appreciation (depreciation) of investments during the year	(8,396)	43,684	44,128	19,831	12,989
Net increase (decrease) in net assets resulting from operations	66,588	466,731	212,088	35,297	27,434
Unit transactions:
Purchases	43,983	398,121	275,652	22,465	23,835
Net transfers	216	(89,070)	42,642	(6,510)	11,642
Surrenders for benefit payments and fees	(141,067)	(1,126,830)	(784,215)	(9,696)	(40,012)
Other transactions	11	7	495	(8)	(2)
Death benefits	—	—	—	—	—
Net loan activity	(6)	(80)	(29)	—	(52)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(96,863)	(817,852)	(465,455)	6,251	(4,589)
Net increase (decrease) in net assets	(30,275)	(351,121)	(253,367)	41,548	22,845
Net Assets:
Beginning of year	501,446	4,289,199	2,691,499	160,410	155,448
End of year	$471,171	$3,938,078	$2,438,132	$201,958	$178,293

(26)  Formerly Lord Abbett International Core Equity Fund. Change effective October 31, 2017

The accompanying notes are an integral part of these financial statements.

	Lord Abbett Total Return Fund Sub-Account	Lord Abbett Developing Growth Fund Sub-Account	Lord Abbett International Equity Inv Opt Sub-Account (26)	Lord Abbett Value Opportunities Fund Sub-Account	Clearbridge Value Trust Sub-Account
Operations:
Net investment income (loss)	$132,988	$(9,857)	$4,725	$(29,420)	$(933)
Net realized gain (loss) on security transactions	(7,233)	(34,691)	10,151	32,380	34,972
Net realized gain on distributions	—	—	—	261,348	—
Net unrealized appreciation (depreciation) of investments during the year	70,539	326,943	51,685	128,548	3,712
Net increase (decrease) in net assets resulting from operations	196,294	282,395	66,561	392,856	37,751
Unit transactions:
Purchases	684,301	189,590	45,293	719,251	11,516
Net transfers	605,683	(114,904)	(728)	130,725	(37,867)
Surrenders for benefit payments and fees	(750,805)	(225,206)	(30,839)	(956,871)	(69,546)
Other transactions	222	(11)	(28)	(543)	(4)
Death benefits	—	—	—	—	—
Net loan activity	(99)	(21)	—	(125)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	539,302	(150,552)	13,698	(107,563)	(95,901)
Net increase (decrease) in net assets	735,596	131,843	80,259	285,293	(58,150)
Net Assets:
Beginning of year	5,168,988	1,085,629	264,228	4,015,196	323,601
End of year	$5,904,584	$1,217,472	$344,487	$4,300,489	$265,451

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	BMO Mid-Cap Value Fund Sub-Account	MassMutual RetireSMARTSM 2010 Fund Sub-Account	MFS® Emerging Markets Debt Fund Sub-Account	Massachusetts Investors Growth Stock Fund Sub-Account	MFS High Income Fund Sub-Account
Operations:
Net investment income (loss)	$127	$397	$15,405	$19,637	$52,904
Net realized gain (loss) on security transactions	(95,236)	668	2,659	111,582	(2,796)
Net realized gain on distributions	31,550	—	—	165,561	—
Net unrealized appreciation (depreciation) of investments during the year	163,724	4,046	21,226	426,195	17,135
Net increase (decrease) in net assets resulting from operations	100,165	5,111	39,290	722,975	67,243
Unit transactions:
Purchases	54,637	7,800	75,925	56,120	60,126
Net transfers	(73,246)	(14,276)	(9,430)	(434,063)	30,890
Surrenders for benefit payments and fees	(110,090)	(158)	(215,177)	(227,738)	(135,413)
Other transactions	(1)	(2)	70	(13)	222
Death benefits	—	—	—	—	—
Net loan activity	(6)	—	(19)	(1)	(1)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(128,706)	(6,636)	(148,631)	(605,695)	(44,176)
Net increase (decrease) in net assets	(28,541)	(1,525)	(109,341)	117,280	23,067
Net Assets:
Beginning of year	812,056	52,872	486,818	2,834,060	1,225,091
End of year	$783,515	$51,347	$377,477	$2,951,340	$1,248,158
The accompanying notes are an integral part of these financial statements.

	MFS International New Discovery Fund Sub-Account	MFS Mid Cap Growth Fund Sub-Account	MFS New Discovery Fund Sub-Account	MFS Research International Fund Sub-Account	MFS Total Return Fund Sub-Account
Operations:
Net investment income (loss)	$1,387	$(4,158)	$(1,032)	$12,611	$47,475
Net realized gain (loss) on security transactions	10,431	6,180	98,884	84,748	88,114
Net realized gain on distributions	6,956	46,198	244,477	—	118,914
Net unrealized appreciation (depreciation) of investments during the year	83,473	66,324	200,762	774,432	94,745
Net increase (decrease) in net assets resulting from operations	102,247	114,544	543,091	871,791	349,248
Unit transactions:
Purchases	36,055	30,938	942,320	606,363	412,003
Net transfers	(13,766)	(20,270)	(71,920)	(313,151)	(111,949)
Surrenders for benefit payments and fees	(46,888)	(36,658)	(913,222)	(606,049)	(279,171)
Other transactions	(7)	(6)	(989)	(363)	10
Death benefits	—	—	—	—	—
Net loan activity	(13)	—	(1)	(232)	(161)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(24,619)	(25,996)	(43,812)	(313,432)	20,732
Net increase (decrease) in net assets	77,628	88,548	499,279	558,359	369,980
Net Assets:
Beginning of year	343,673	497,021	2,116,760	3,347,123	2,953,169
End of year	$421,301	$585,569	$2,616,039	$3,905,482	$3,323,149

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	MFS Utilities Fund Sub-Account	MFS Value Fund Sub-Account	MFS Total Return Bond Fund Sub-Account	MFS Massachusetts Investors Trust Sub-Account	MFS International Growth Fund Sub-Account
Operations:
Net investment income (loss)	$75,629	$107,124	$51,760	$2,469	$(1,823)
Net realized gain (loss) on security transactions	11,448	403,140	1,458	68,832	37,636
Net realized gain on distributions	16,820	315,667	—	79,339	1,799
Net unrealized appreciation (depreciation) of investments during the year	503,889	795,188	36,741	113,059	22,940
Net increase (decrease) in net assets resulting from operations	607,786	1,621,119	89,959	263,699	60,552
Unit transactions:
Purchases	337,432	1,023,258	419,982	185,963	41,956
Net transfers	(286,068)	(140,932)	1,215,509	(31,343)	(15,545)
Surrenders for benefit payments and fees	(1,124,106)	(1,158,233)	(582,127)	(406,919)	(141,291)
Other transactions	(9)	(47)	96	(10)	(3)
Death benefits	—	—	—	—	—
Net loan activity	(52)	(317)	(132)	(82)	(13)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,072,803)	(276,271)	1,053,328	(252,391)	(114,896)
Net increase (decrease) in net assets	(465,017)	1,344,848	1,143,287	11,308	(54,344)
Net Assets:
Beginning of year	4,721,516	9,599,340	1,685,760	1,285,544	171,459
End of year	$4,256,499	$10,944,188	$2,829,047	$1,296,852	$117,115

The accompanying notes are an integral part of these financial statements.

	MFS Core Equity Fund Sub-Account	MFS Government Securities Fund Sub-Account	MFS International Value Fund Sub-Account	MFS Technology Fund Sub-Account	MFS Core Equity Series Sub-Account
Operations:
Net investment income (loss)	$3,410	$94,229	$184,570	$(1,009)	$45
Net realized gain (loss) on security transactions	24,793	(27,915)	412,675	3,201	107
Net realized gain on distributions	161,841	—	145,684	5,245	979
Net unrealized appreciation (depreciation) of investments during the year	379,697	4,314	2,218,804	32,307	2,382
Net increase (decrease) in net assets resulting from operations	569,741	70,628	2,961,733	39,744	3,513
Unit transactions:
Purchases	27,283	816,876	2,612,139	6,491	1,200
Net transfers	(10,930)	370,140	(37,854)	—	(1,245)
Surrenders for benefit payments and fees	(361,500)	(696,798)	(2,996,076)	(6,925)	—
Other transactions	(9)	127	(714)	(7)	(2)
Death benefits	—	—	—	—	—
Net loan activity	(27)	(489)	(122)	(7)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(345,183)	489,856	(422,627)	(448)	(47)
Net increase (decrease) in net assets	224,558	560,484	2,539,106	39,296	3,466
Net Assets:
Beginning of year	2,539,970	4,251,097	11,221,793	105,539	14,108
End of year	$2,764,528	$4,811,581	$13,760,899	$144,835	$17,574

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	MFS Utilities Series Sub-Account	MFS Growth Fund Sub-Account	MFS High Yield Portfolio Sub-Account	BlackRock Global Allocation Fund, Inc. Sub-Account	BlackRock Advantage Large Cap Core Fund Sub-Account (27)
Operations:
Net investment income (loss)	$8,491	$(2,467)	$8,549	$24,453	$5
Net realized gain (loss) on security transactions	3,063	7,989	(554)	54,310	6,087
Net realized gain on distributions	—	6,506	—	326,960	17,820
Net unrealized appreciation (depreciation) of investments during the year	21,174	41,337	372	728,890	(12,500)
Net increase (decrease) in net assets resulting from operations	32,728	53,365	8,367	1,134,613	11,412
Unit transactions:
Purchases	4,161	27,536	1,168	1,135,924	4,195
Net transfers	(16,167)	4,665	24,856	(239,052)	(4,568)
Surrenders for benefit payments and fees	(5,843)	(8,013)	(9,188)	(1,849,424)	(8,814)
Other transactions	9	(5)	—	(8)	(4)
Death benefits	—	—	—	—	—
Net loan activity	—	(13)	—	(287)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(17,840)	24,170	16,836	(952,847)	(9,191)
Net increase (decrease) in net assets	14,888	77,535	25,203	181,766	2,221
Net Assets:
Beginning of year	233,592	169,931	136,773	9,396,766	64,012
End of year	$248,480	$247,466	$161,976	$9,578,532	$66,233

(27)  Formerly BlackRock Large Cap Core Fund. Change effective June 12, 2017

(28)  Formerly BlackRock Value Opportunities Fund, Inc. Change effective June 12, 2017

(29)  Formerly BlackRock Mid Cap Value Opportunities Fund. Change effective June 12, 2017

(30)  Formerly BlackRock International Opportunities Portfolio. Change effective June 12, 2017

The accompanying notes are an integral part of these financial statements.

	BlackRock Advantage U.S. Total Market Fund Sub-Account (28)	BlackRock Small Cap Growth Fund II Sub-Account	BlackRock Mid Cap Dividend Fund Sub-Account (29)	BlackRock International Dividend Fund Sub-Account (30)	BlackRock Mid Cap Growth Equity Portfolio Sub-Account
Operations:
Net investment income (loss)	$(963)	$(5,802)	$5,735	$6,196	$(2,780)
Net realized gain (loss) on security transactions	3,089	16,468	(60,161)	(52,123)	41,035
Net realized gain on distributions	12,203	86,151	339,270	172,937	10,067
Net unrealized appreciation (depreciation) of investments during the year	(8,558)	6,004	(158,594)	52,614	35,027
Net increase (decrease) in net assets resulting from operations	5,771	102,821	126,250	179,624	83,349
Unit transactions:
Purchases	6,247	82,083	217,878	155,949	41,679
Net transfers	(11,490)	5,991	(188,370)	(46,846)	(15,715)
Surrenders for benefit payments and fees	(370)	(83,014)	(757,729)	(199,949)	(119,399)
Other transactions	(1)	(30)	14	2	(11)
Death benefits	—	—	—	—	—
Net loan activity	—	(43)	(43)	(38)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(5,614)	4,987	(728,250)	(90,882)	(93,446)
Net increase (decrease) in net assets	157	107,808	(602,000)	88,742	(10,097)
Net Assets:
Beginning of year	78,505	817,915	1,991,665	1,160,589	274,833
End of year	$78,662	$925,723	$1,389,665	$1,249,331	$264,736

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Victory Munder Mid-Cap Core Growth Fund Sub-Account	Neuberger Berman Socially Responsive Fund Sub-Account	Nuveen NWQ International Value Fund Sub-Account	The Oakmark International Small Cap Fund Sub-Account	The Oakmark Equity and Income Fund Sub-Account
Operations:
Net investment income (loss)	$(8,801)	$(2,477)	$937	$2,205	$149,719
Net realized gain (loss) on security transactions	88,554	89,118	84	3,800	174,333
Net realized gain on distributions	606,825	83,697	—	13,897	749,769
Net unrealized appreciation (depreciation) of investments during the year	68,455	78,927	6,238	91,724	545,847
Net increase (decrease) in net assets resulting from operations	755,033	249,265	7,259	111,626	1,619,668
Unit transactions:
Purchases	122,866	195,832	5,854	8	28,403
Net transfers	226,894	(39,123)	(50)	(4,096)	(40,625)
Surrenders for benefit payments and fees	(628,961)	(225,607)	(426)	(23,244)	(1,911,989)
Other transactions	(68)	(102)	(4)	(1)	63
Death benefits	—	—	—	—	—
Net loan activity	(167)	(10)	—	—	(191)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(279,436)	(69,010)	5,374	(27,333)	(1,924,339)
Net increase (decrease) in net assets	475,597	180,255	12,633	84,293	(304,671)
Net Assets:
Beginning of year	3,193,937	1,437,204	35,626	424,079	12,284,901
End of year	$3,669,534	$1,617,459	$48,259	$508,372	$11,980,230

The accompanying notes are an integral part of these financial statements.

	Oppenheimer Capital Appreciation Fund Sub-Account	Oppenheimer Global Fund Sub-Account	Oppenheimer Global Opportunities Fund Sub-Account	Oppenheimer International Growth Fund Sub-Account	Oppenheimer Main Street Fund Sub-Account
Operations:
Net investment income (loss)	$(4,203)	$4,389	$(627)	$19,664	$2,141
Net realized gain (loss) on security transactions	(5,205)	264,719	11,445	91,984	10,589
Net realized gain on distributions	71,770	277,773	6,986	—	34,393
Net unrealized appreciation (depreciation) of investments during the year	126,187	1,034,092	32,096	885,301	15,136
Net increase (decrease) in net assets resulting from operations	188,549	1,580,973	49,900	996,949	62,259
Unit transactions:
Purchases	23,848	348,394	13,007	633,099	47,377
Net transfers	(81,213)	(63,175)	241,971	(46,329)	268,497
Surrenders for benefit payments and fees	(108,955)	(1,234,899)	(3,239)	(671,868)	(47,936)
Other transactions	(6)	(77)	(6)	(492)	(30)
Death benefits	—	—	—	—	—
Net loan activity	—	(100)	—	(147)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(166,326)	(949,857)	251,733	(85,737)	267,908
Net increase (decrease) in net assets	22,223	631,116	301,633	911,212	330,167
Net Assets:
Beginning of year	818,961	4,841,539	5,339	3,767,882	247,627
End of year	$841,184	$5,472,655	$306,972	$4,679,094	$577,794

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Oppenheimer Global Strategic Income Fund Sub-Account	Oppenheimer Main Street Mid Cap Fund Sub-Account	Oppenheimer Developing Markets Fund Sub-Account	Oppenheimer Equity Fund Sub-Account (32)	Oppenheimer Capital Income Fund Sub-Account
Operations:
Net investment income (loss)	$26,562	$(8,056)	$(2,640)	$1,822	$12
Net realized gain (loss) on security transactions	(9,426)	145,530	319,642	44,133	44
Net realized gain on distributions	—	424,311	—	7,701	—
Net unrealized appreciation (depreciation) of investments during the year	24,824	(146,558)	1,382,250	(34,169)	(10)
Net increase (decrease) in net assets resulting from operations	41,960	415,227	1,699,252	19,487	46
Unit transactions:
Purchases	134,964	316,931	455,365	3,634	96
Net transfers	19,020	383,534	112,023	(276,882)	—
Surrenders for benefit payments and fees	(425,283)	(482,874)	(1,030,908)	—	(496)
Other transactions	311	(1)	(61)	96	—
Death benefits	—	—	—	—	—
Net loan activity	(10)	(85)	(88)	—	(3)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(270,998)	217,505	(463,669)	(273,152)	(403)
Net increase (decrease) in net assets	(229,038)	632,732	1,235,583	(253,665)	(357)
Net Assets:
Beginning of year	866,110	2,770,534	5,191,340	253,663	866
End of year	$637,072	$3,403,266	$6,426,923	$—	$509

(31)  Formerly Oppenheimer Main Street Fund. Change effective July 17, 2017

(32)  Effective March 17, 2017 Oppenheimer Equity Fund merged with Oppenheimer Maine Street Fund

The accompanying notes are an integral part of these financial statements.

	Oppenheimer International Bond Fund Sub-Account	Oppenheimer Mid Cap Value Fund Sub-Account	Oppenheimer Main Street All Cap Fund® Sub-Account (31)	Oppenheimer Gold & Special Minerals Fund Sub-Account	Oppenheimer Real Estate Fund Sub-Account
Operations:
Net investment income (loss)	$149,891	$(2,923)	$72	$31,504	$11,607
Net realized gain (loss) on security transactions	(50,929)	38,478	66,268	(105,942)	(27,452)
Net realized gain on distributions	—	35,259	134,787	—	53,982
Net unrealized appreciation (depreciation) of investments during the year	320,324	1,667	(26,892)	352,023	17,807
Net increase (decrease) in net assets resulting from operations	419,286	72,481	174,235	277,585	55,944
Unit transactions:
Purchases	485,591	51,136	136,336	302,890	244,553
Net transfers	(54,800)	(60,291)	(42,581)	(162,543)	(188,766)
Surrenders for benefit payments and fees	(1,285,579)	(51,879)	(227,896)	(385,160)	(357,625)
Other transactions	995	(7)	(4)	14	—
Death benefits	—	—	—	—	—
Net loan activity	(112)	(46)	(88)	(175)	(45)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(853,905)	(61,087)	(134,233)	(244,974)	(301,883)
Net increase (decrease) in net assets	(434,619)	11,394	40,002	32,611	(245,939)
Net Assets:
Beginning of year	4,393,606	607,947	1,128,371	1,737,572	1,775,717
End of year	$3,958,987	$619,341	$1,168,373	$1,770,183	$1,529,778

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Oppenheimer Equity Income Fund Sub-Account	Oppenheimer International Diversified Fund Sub-Account	Oppenheimer Rising Dividends Fund Sub-Account	Putnam Global Equity Fund Sub-Account	Putnam VT High Yield Fund Sub-Account
Operations:
Net investment income (loss)	$2,428	$(667)	$36	$319	$19,848
Net realized gain (loss) on security transactions	24,337	9,466	8	410	(1,012)
Net realized gain on distributions	35	—	1,033	—	—
Net unrealized appreciation (depreciation) of investments during the year	(5,274)	21,327	581	13,115	5,718
Net increase (decrease) in net assets resulting from operations	21,526	30,126	1,658	13,844	24,554
Unit transactions:
Purchases	28,049	32,816	2,489	374	1,440
Net transfers	(332,527)	706	—	7,799	30,108
Surrenders for benefit payments and fees	(92,069)	(56,715)	(7,125)	(1,454)	(11,285)
Other transactions	(1)	(3)	—	(1)	37
Death benefits	—	—	—	—	—
Net loan activity	—	(15)	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(396,548)	(23,211)	(4,636)	6,718	20,300
Net increase (decrease) in net assets	(375,022)	6,915	(2,978)	20,562	44,854
Net Assets:
Beginning of year	379,886	95,948	9,639	47,551	391,531
End of year	$4,864	$102,863	$6,661	$68,113	$436,385

The accompanying notes are an integral part of these financial statements.

	Putnam VT International Growth Fund Sub-Account	Putnam VT Multi-Cap Growth Fund Sub-Account	Putnam VT Small Cap Value Fund Sub-Account	Pioneer Disciplined Value Fund Sub-Account	Pioneer Emerging Markets Fund Sub-Account (33)
Operations:
Net investment income (loss)	$504	$(292)	$(31)	$(18)	$(7,724)
Net realized gain (loss) on security transactions	814	15,208	11,034	3,582	125,167
Net realized gain on distributions	—	26,381	10,256	16,075	—
Net unrealized appreciation (depreciation) of investments during the year	41,800	54,463	(4,764)	2,071	266,543
Net increase (decrease) in net assets resulting from operations	43,118	95,760	16,495	21,710	383,986
Unit transactions:
Purchases	4,511	3,120	7,948	12,864	130,817
Net transfers	1,961	(47,659)	(70,572)	(9,706)	(1,232,331)
Surrenders for benefit payments and fees	(6,772)	(11,540)	(14,567)	(662)	(330,715)
Other transactions	(2)	(1)	—	(6)	38
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(5)	(22)
Net annuity transactions	—	—	(14,645)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(302)	(56,080)	(91,836)	2,485	(1,432,213)
Net increase (decrease) in net assets	42,816	39,680	(75,341)	24,195	(1,048,227)
Net Assets:
Beginning of year	126,007	370,396	324,740	104,345	1,048,227
End of year	$168,823	$410,076	$249,399	$128,540	$—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Pioneer Equity Income Fund Sub-Account	Pioneer Fundamental Growth Fund Sub-Account	AllianzGI NFJ International Value Fund Sub-Account	AllianzGI NFJ Small-Cap Value Fund Sub-Account	AllianzGI NFJ Dividend Value Fund Sub-Account
Operations:
Net investment income (loss)	$58	$(206)	$37	$(5,349)	$66,205
Net realized gain (loss) on security transactions	4	46	(9,326)	(55,547)	326,743
Net realized gain on distributions	888	1,825	—	240,637	1,275,001
Net unrealized appreciation (depreciation) of investments during the year	833	2,749	11,601	(36,228)	(837,703)
Net increase (decrease) in net assets resulting from operations	1,783	4,414	2,312	143,513	830,246
Unit transactions:
Purchases	22,154	6,654	1,843	159,305	877,528
Net transfers	—	17,918	(39,803)	(38,047)	(94,915)
Surrenders for benefit payments and fees	(20)	(90)	(367)	(748,872)	(1,063,194)
Other transactions	(1)	(5)	(4)	(6)	(129)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(37)	(330)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	22,133	24,477	(38,331)	(627,657)	(281,040)
Net increase (decrease) in net assets	23,916	28,891	(36,019)	(484,144)	549,206
Net Assets:
Beginning of year	2,514	14,243	43,715	1,957,187	5,775,498
End of year	$26,430	$43,134	$7,696	$1,473,043	$6,324,704

(33)  Effective November 17, 2017 Pioneer Emerging Markets Fund merged with Pioneer Global Equity Fund

The accompanying notes are an integral part of these financial statements.

	AMG Managers Cadence Mid Cap Fund Sub-Account	PIMCO Emerging Markets Bond Fund Sub-Account	Pioneer Fund Sub-Account	Pioneer High Yield Fund Sub-Account	Pioneer Strategic Income Fund Sub-Account
Operations:
Net investment income (loss)	$(314)	$25,970	$(1,059)	$61,689	$134,374
Net realized gain (loss) on security transactions	192	6,678	(11,095)	11,123	7,281
Net realized gain on distributions	3,766	—	141,714	—	—
Net unrealized appreciation (depreciation) of investments during the year	3,049	28,064	3,113	38,422	79,557
Net increase (decrease) in net assets resulting from operations	6,693	60,712	132,673	111,234	221,212
Unit transactions:
Purchases	3,517	45,677	115,335	152,369	766,626
Net transfers	180	(6,719)	18,291	(331,059)	614,145
Surrenders for benefit payments and fees	(237)	(227,459)	(72,217)	(642,518)	(779,510)
Other transactions	(5)	131	2	263	150
Death benefits	—	—	—	—	—
Net loan activity	—	(7)	(39)	(28)	(261)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	3,455	(188,377)	61,372	(820,973)	601,150
Net increase (decrease) in net assets	10,148	(127,665)	194,045	(709,739)	822,362
Net Assets:
Beginning of year	25,593	683,232	636,083	1,847,089	4,366,676
End of year	$35,741	$555,567	$830,128	$1,137,350	$5,189,038

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Pioneer Mid Cap Value Fund Sub-Account	Pioneer Select Mid Cap Growth Fund Sub-Account	PIMCO Total Return ESG Fund Sub-Account (38)	Putnam Equity Income Fund Sub-Account	Putnam High Yield Fund Sub-Account (34)
Operations:
Net investment income (loss)	$(6,123)	$(6,355)	$1,804	$6,689	$59,931
Net realized gain (loss) on security transactions	19,215	38,547	(4,348)	38,999	24,682
Net realized gain on distributions	90,901	56,410	—	14,187	—
Net unrealized appreciation (depreciation) of investments during the year	26,494	76,533	10,579	65,135	(6,565)
Net increase (decrease) in net assets resulting from operations	130,487	165,135	8,035	125,010	78,048
Unit transactions:
Purchases	131,197	71,385	32,768	85,103	201,018
Net transfers	5,918	—	(28,171)	8,943	13,686
Surrenders for benefit payments and fees	(153,253)	(128,310)	(94,519)	(50,956)	(164,234)
Other transactions	(9)	(160)	8	29	—
Death benefits	—	—	—	—	—
Net loan activity	(98)	—	—	(8)	(41)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(16,245)	(57,085)	(89,914)	43,111	50,429
Net increase (decrease) in net assets	114,242	108,050	(81,879)	168,121	128,477
Net Assets:
Beginning of year	1,118,232	628,370	228,073	690,419	1,294,660
End of year	$1,232,474	$736,420	$146,194	$858,540	$1,423,137

(34)  Formerly Putnam High Yield Advantage Fund. Change effective May 8, 2017

(38)  Formerly PIMCO Total Return III Fund. Changed effective January 6, 2017

The accompanying notes are an integral part of these financial statements.

	Putnam International Equity Fund Sub-Account	Putnam Multi-Cap Growth Fund Sub-Account	Putnam International Capital Opportunities Fund Sub-Account	Putnam Small Cap Growth Fund Sub-Account	Royce Total Return Fund Sub-Account
Operations:
Net investment income (loss)	$(43)	$(17)	$4,405	$(1,121)	$(2,575)
Net realized gain (loss) on security transactions	22,944	366	15,049	39,457	(11,329)
Net realized gain on distributions	—	210	—	—	84,979
Net unrealized appreciation (depreciation) of investments during the year	72,873	748	42,986	(1,262)	12,099
Net increase (decrease) in net assets resulting from operations	95,774	1,307	62,440	37,074	83,174
Unit transactions:
Purchases	348	596	19,327	19,550	100,173
Net transfers	5,451	—	(6,122)	(8,570)	5,547
Surrenders for benefit payments and fees	(60,098)	(2,167)	(55,936)	(148,058)	(80,664)
Other transactions	(1)	(4)	(3)	(9)	(7)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(2)	—	(9)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(54,300)	(1,575)	(42,736)	(137,087)	25,040
Net increase (decrease) in net assets	41,474	(268)	19,704	(100,013)	108,214
Net Assets:
Beginning of year	398,660	5,124	207,809	262,870	615,270
End of year	$440,134	$4,856	$227,513	$162,857	$723,484

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Royce Smaller-Companies Growth Fund Sub-Account	Royce Small-Cap Value Fund Sub-Account	Columbia Diversified Equity Income Fund Sub-Account	Columbia Small/Mid Cap Value Fund Sub-Account	RidgeWorth Ceredex Small Cap Value Equity Fund Sub-Account
Operations:
Net investment income (loss)	$(2,092)	$(2,471)	$870	$(2,329)	$6,649
Net realized gain (loss) on security transactions	(38,262)	(39,268)	2,460	13,966	(29,923)
Net realized gain on distributions	104,891	9,232	7,209	23,305	217,674
Net unrealized appreciation (depreciation) of investments during the year	24,409	42,030	7,771	(4,047)	(74,537)
Net increase (decrease) in net assets resulting from operations	88,946	9,523	18,310	30,895	119,863
Unit transactions:
Purchases	15,830	47,751	11,722	25,539	167,901
Net transfers	33,489	(56,248)	(16)	1,090	2,154
Surrenders for benefit payments and fees	(48,288)	(69,167)	(7,671)	(42,520)	(339,396)
Other transactions	(56)	10	(11)	(1)	(5)
Death benefits	—	—	—	—	—
Net loan activity	(2)	(13)	(12)	(2)	(43)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	973	(77,667)	4,012	(15,894)	(169,389)
Net increase (decrease) in net assets	89,919	(68,144)	22,322	15,001	(49,526)
Net Assets:
Beginning of year	519,768	317,572	111,410	262,273	1,502,914
End of year	$609,687	$249,428	$133,732	$277,274	$1,453,388

The accompanying notes are an integral part of these financial statements.

	RidgeWorth Ceredex Mid-Cap Value Equity Fund Sub-Account	RidgeWorth Seix Total Return Bond Fund Sub-Account	RidgeWorth Ceredex Large Cap Value Equity Fund Sub-Account	Deutsche Real Estate Securities Fund Sub-Account	Deutsche Equity Dividend Fund Sub-Account
Operations:
Net investment income (loss)	$(2,967)	$1,938	$837	$137	$2,154
Net realized gain (loss) on security transactions	29,259	(854)	23,895	(2)	4,497
Net realized gain on distributions	237,394	—	34,125	460	—
Net unrealized appreciation (depreciation) of investments during the year	(137,053)	1,299	(20,624)	223	26,493
Net increase (decrease) in net assets resulting from operations	126,633	2,383	38,233	818	33,144
Unit transactions:
Purchases	156,614	16,868	54,352	—	14,534
Net transfers	67,084	(6,164)	773	—	(16,380)
Surrenders for benefit payments and fees	(219,340)	(22,251)	(184,271)	—	(8,199)
Other transactions	(5)	4	(1)	—	(5)
Death benefits	—	—	—	—	—
Net loan activity	(99)	(31)	(9)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	4,254	(11,574)	(129,156)	—	(10,050)
Net increase (decrease) in net assets	130,887	(9,191)	(90,923)	818	23,094
Net Assets:
Beginning of year	1,239,315	141,762	270,003	15,662	192,920
End of year	$1,370,202	$132,571	$179,080	$16,480	$216,014

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Deutsche Capital Growth Fund Sub-Account	Deutsche Enhanced Emerging Markets Fixed Income Sub-Account	SSgA S&P 500 Index Fund Sub-Account	Deutsche Core Equity VIP Sub-Account	Deutsche Global Growth Fund Sub-Account
Operations:
Net investment income (loss)	$(37)	$1,004	$28,567	$477	$(773)
Net realized gain (loss) on security transactions	612	142	157,795	3,004	16,906
Net realized gain on distributions	103	—	55,118	6,317	—
Net unrealized appreciation (depreciation) of investments during the year	326	1,801	126,610	6,664	13,879
Net increase (decrease) in net assets resulting from operations	1,004	2,947	368,090	16,462	30,012
Unit transactions:
Purchases	2,424	5,538	165,130	1,271	6,891
Net transfers	715	—	119,243	(11,914)	(1,316)
Surrenders for benefit payments and fees	(7,945)	(2,961)	(738,027)	(4,318)	(20,446)
Other transactions	(3)	(1)	(22)	(1)	(4)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(8)	—	(4)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(4,809)	2,576	(453,684)	(14,962)	(14,879)
Net increase (decrease) in net assets	(3,805)	5,523	(85,594)	1,500	15,133
Net Assets:
Beginning of year	5,672	36,341	1,888,109	87,230	128,314
End of year	$1,867	$41,864	$1,802,515	$88,730	$143,447

The accompanying notes are an integral part of these financial statements.

	Select Overseas Fund Sub-Account	MassMutual Select Total Return Bond Fund Sub-Account	Select T. Rowe Price/ Frontier MC Gr II Fund Sub-Account	Select Western Strategic Bond Fund Sub-Account	ClearBridge Appreciation Fund Sub-Account
Operations:
Net investment income (loss)	$435	$4,481	$(584)	$3,513	$1,139
Net realized gain (loss) on security transactions	162	(1,634)	1,423	210	18,638
Net realized gain on distributions	—	—	4,293	—	22,211
Net unrealized appreciation (depreciation) of investments during the year	15,223	3,345	4,161	4,548	32,062
Net increase (decrease) in net assets resulting from operations	15,820	6,192	9,293	8,271	74,050
Unit transactions:
Purchases	5,538	30,800	13,998	16,484	51,561
Net transfers	—	15,861	30,177	81,939	(1,479)
Surrenders for benefit payments and fees	(3)	(32,815)	(2,307)	(43,517)	(51,673)
Other transactions	(1)	—	(3)	(1)	(4)
Death benefits	—	—	—	—	—
Net loan activity	—	(34)	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	5,534	13,812	41,865	54,905	(1,595)
Net increase (decrease) in net assets	21,354	20,004	51,158	63,176	72,455
Net Assets:
Beginning of year	61,229	246,653	9,657	144,112	381,144
End of year	$82,583	$266,657	$60,815	$207,288	$453,599

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	ClearBridge Aggressive Growth Fund Sub-Account	ClearBridge All Cap Value Fund Sub-Account	ClearBridge Mid Cap Fund Sub-Account	ClearBridge Small Cap Growth Fund Sub-Account	Thornburg International Value Fund Sub-Account
Operations:
Net investment income (loss)	$(559)	$(119)	$(5,231)	$(5,598)	$(3,926)
Net realized gain (loss) on security transactions	1,191	(10)	65,743	27,978	(3,672)
Net realized gain on distributions	3,865	3,313	72,080	30,307	464,717
Net unrealized appreciation (depreciation) of investments during the year	5,101	370	(11,525)	118,476	231,586
Net increase (decrease) in net assets resulting from operations	9,598	3,554	121,067	171,163	688,705
Unit transactions:
Purchases	11,845	1,875	149,870	102,711	383,147
Net transfers	(12,911)	—	116,700	(9,516)	(106,532)
Surrenders for benefit payments and fees	(15,965)	(18)	(149,466)	(73,958)	(863,603)
Other transactions	(5)	(3)	(5)	(15)	(710)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(51)	(31)	(60)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(17,036)	1,854	117,048	19,191	(587,758)
Net increase (decrease) in net assets	(7,438)	5,408	238,115	190,354	100,947
Net Assets:
Beginning of year	78,033	21,674	937,351	690,764	2,966,546
End of year	$70,595	$27,082	$1,175,466	$881,118	$3,067,493
The accompanying notes are an integral part of these financial statements.

	Thornburg Value Fund Sub-Account	Thornburg Core Growth Fund Sub-Account	Timothy Plan Large/Mid Cap Value Fund Sub-Account	T. Rowe Price Growth Stock Fund, Inc. Sub-Account	T. Rowe Price Equity Income Fund Sub-Account
Operations:
Net investment income (loss)	$(2,287)	$(6,565)	$(1,395)	$(65,941)	$7,760
Net realized gain (loss) on security transactions	162,998	94,471	10,773	795,107	56,682
Net realized gain on distributions	—	—	10,240	1,044,564	93,848
Net unrealized appreciation (depreciation) of investments during the year	147,022	58,668	9,518	436,361	27,536
Net increase (decrease) in net assets resulting from operations	307,733	146,574	29,136	2,210,091	185,826
Unit transactions:
Purchases	139,155	97,837	34,548	1,169,390	166,089
Net transfers	13,990	(32,134)	(840)	(343,737)	(156,691)
Surrenders for benefit payments and fees	(162,595)	(142,902)	(167,288)	(2,512,782)	(268,306)
Other transactions	(14)	(16)	(5)	(178)	(873)
Death benefits	—	—	—	—	—
Net loan activity	(160)	(97)	(7)	(449)	(24)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(9,624)	(77,312)	(133,592)	(1,687,756)	(259,805)
Net increase (decrease) in net assets	298,109	69,262	(104,456)	522,335	(73,979)
Net Assets:
Beginning of year	1,458,855	670,145	269,592	7,409,846	1,401,191
End of year	$1,756,964	$739,407	$165,136	$7,932,181	$1,327,212

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	T. Rowe Price Retirement 2010 Fund Sub-Account	T. Rowe Price Retirement 2020 Fund Sub-Account	T. Rowe Price Retirement 2030 Fund Sub-Account	T. Rowe Price Retirement 2040 Fund Sub-Account	T. Rowe Price Retirement 2050 Fund Sub-Account
Operations:
Net investment income (loss)	$7,408	$70,238	$48,464	$9,859	$3,023
Net realized gain (loss) on security transactions	43,806	519,879	560,747	406,272	111,207
Net realized gain on distributions	40,878	322,658	286,838	188,873	80,109
Net unrealized appreciation (depreciation) of investments during the year	18,130	573,065	1,001,306	614,144	386,755
Net increase (decrease) in net assets resulting from operations	110,222	1,485,840	1,897,355	1,219,148	581,094
Unit transactions:
Purchases	101,675	1,203,553	1,616,448	1,447,425	776,148
Net transfers	(227,590)	495,355	1,050,880	165,268	43,423
Surrenders for benefit payments and fees	(284,833)	(2,775,243)	(1,963,535)	(1,199,628)	(553,489)
Other transactions	(4)	303	(16)	71	8
Death benefits	—	—	—	—	—
Net loan activity	(50)	(250)	(538)	(576)	(69)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(410,802)	(1,076,282)	703,239	412,560	266,021
Net increase (decrease) in net assets	(300,580)	409,558	2,600,594	1,631,708	847,115
Net Assets:
Beginning of year	1,385,182	10,771,505	10,265,894	5,685,127	2,673,322
End of year	$1,084,602	$11,181,063	$12,866,488	$7,316,835	$3,520,437

The accompanying notes are an integral part of these financial statements.

	T. Rowe Price Retirement Balanced Fund Sub-Account	UBS Global Allocation Fund Sub-Account	UBS US Allocation Fund Sub-Account	Vanguard Small-Cap Index Fund Sub-Account	Vanguard Mid-Cap Index Fund Sub-Account
Operations:
Net investment income (loss)	$(854)	$16	$(55)	$59,755	$38,660
Net realized gain (loss) on security transactions	49,635	337	1,178	79,864	60,831
Net realized gain on distributions	15,217	—	176	—	—
Net unrealized appreciation (depreciation) of investments during the year	(14,014)	380	(65)	491,285	376,294
Net increase (decrease) in net assets resulting from operations	49,984	733	1,234	630,904	475,785
Unit transactions:
Purchases	62,186	1,407	439	6,104	4,556
Net transfers	(12,190)	(4,032)	—	(107,846)	(98,619)
Surrenders for benefit payments and fees	(274,536)	(7)	—	(300,890)	(227,159)
Other transactions	11	(2)	(1)	1	124
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(18)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(224,529)	(2,634)	438	(402,649)	(321,098)
Net increase (decrease) in net assets	(174,545)	(1,901)	1,672	228,255	154,687
Net Assets:
Beginning of year	618,526	5,659	8,582	4,078,564	2,586,961
End of year	$443,981	$3,758	$10,254	$4,306,819	$2,741,648

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Vanguard Total Bond Market Index Fund Sub-Account	Vanguard Total Stock Market Index Fund Sub-Account	Victory Diversified Stock Fund Sub-Account	Victory Special Value Fund Sub-Account	Victory Sycamore Small Company Opportunity Fund Sub-Account
Operations:
Net investment income (loss)	$30,573	$51,725	$(1,826)	$(4,401)	$(2,017)
Net realized gain (loss) on security transactions	(2,925)	82,127	13,388	126,291	271,397
Net realized gain on distributions	536	—	127,913	—	241,405
Net unrealized appreciation (depreciation) of investments during the year	14,514	404,835	7,064	160,903	11,333
Net increase (decrease) in net assets resulting from operations	42,698	538,687	146,539	282,793	522,118
Unit transactions:
Purchases	5,462	1,748	42,421	114,375	542,066
Net transfers	(76,623)	1,597	(5,610)	(48,358)	(73,781)
Surrenders for benefit payments and fees	(116,816)	(328,565)	(68,682)	(190,130)	(543,365)
Other transactions	46	—	(10)	(72)	(17)
Death benefits	—	—	—	—	—
Net loan activity	(47)	(56)	(20)	(21)	(183)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(187,978)	(325,276)	(31,901)	(124,206)	(75,280)
Net increase (decrease) in net assets	(145,280)	213,411	114,638	158,587	446,838
Net Assets:
Beginning of year	1,323,802	2,639,236	583,040	1,183,326	4,820,539
End of year	$1,178,522	$2,852,647	$697,678	$1,341,913	$5,267,377

The accompanying notes are an integral part of these financial statements.

	Victory Sycamore Established Value Fund Sub-Account	Invesco Small Cap Discovery Fund Sub-Account	Invesco Comstock Fund Sub-Account	Invesco Equity and Income Fund Sub-Account	Invesco Growth and Income Fund Sub-Account
Operations:
Net investment income (loss)	$49,412	$(12,544)	$64,898	$261,066	$27,647
Net realized gain (loss) on security transactions	234,000	9,599	276,731	340,374	214,654
Net realized gain on distributions	235,856	257,760	121,099	751,786	246,826
Net unrealized appreciation (depreciation) of investments during the year	701,456	111,414	425,008	312,135	(107,352)
Net increase (decrease) in net assets resulting from operations	1,220,724	366,229	887,736	1,665,361	381,775
Unit transactions:
Purchases	3,464,362	214,182	431,358	773,586	381,438
Net transfers	786,844	(26,066)	(53,083)	(109,839)	(49,432)
Surrenders for benefit payments and fees	(2,235,804)	(356,869)	(1,205,285)	(2,699,273)	(975,527)
Other transactions	(2,619)	60	87	(45)	(4)
Death benefits	—	—	—	—	—
Net loan activity	(64)	(108)	(406)	(565)	(122)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	2,012,719	(168,801)	(827,329)	(2,036,136)	(643,647)
Net increase (decrease) in net assets	3,233,443	197,428	60,407	(370,775)	(261,872)
Net Assets:
Beginning of year	6,673,214	1,641,421	5,622,931	17,239,276	3,119,062
End of year	$9,906,657	$1,838,849	$5,683,338	$16,868,501	$2,857,190

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Invesco Mid Cap Growth Fund Sub-Account	Invesco Quality Income Fund Sub-Account	Invesco Small Cap Value Fund Sub-Account	Invesco American Value Fund Sub-Account	Invesco Value Opportunities Fund Sub-Account
Operations:
Net investment income (loss)	$(12,012)	$41	$(10,233)	$(1,099)	$(2,092)
Net realized gain (loss) on security transactions	148,936	(32)	75,136	33,605	26,427
Net realized gain on distributions	108,018	—	194,853	10,347	31,973
Net unrealized appreciation (depreciation) of investments during the year	26,878	35	(14,434)	(22,501)	34,113
Net increase (decrease) in net assets resulting from operations	271,820	44	245,322	20,352	90,421
Unit transactions:
Purchases	178,453	881	234,486	50,019	—
Net transfers	(46,206)	—	227,843	(654,167)	52,518
Surrenders for benefit payments and fees	(591,901)	(3,136)	(690,533)	(87,237)	(42,341)
Other transactions	(6)	1	57	(3)	(5)
Death benefits	—	—	—	—	—
Net loan activity	(11)	—	(81)	(3)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(459,671)	(2,254)	(228,228)	(691,391)	10,172
Net increase (decrease) in net assets	(187,851)	(2,210)	17,094	(671,039)	100,593
Net Assets:
Beginning of year	1,509,011	2,741	1,249,862	773,076	555,627
End of year	$1,321,160	$531	$1,266,956	$102,037	$656,220

The accompanying notes are an integral part of these financial statements.

	Invesco Diversified Dividend Fund Sub-Account	Invesco American Franchise Fund Sub-Account	Invesco Global Core Equity Fund Sub-Account	Vanguard 500 Index Fund Sub-Account	Wells Fargo International Equity Fund Sub-Account
Operations:
Net investment income (loss)	$7,930	$(4,810)	$(41)	$102,462	$2,668
Net realized gain (loss) on security transactions	15,244	45,138	1,010	173,928	4,452
Net realized gain on distributions	4,717	35,325	2,090	—	—
Net unrealized appreciation (depreciation) of investments during the year	19,632	84,023	5,454	778,613	9,335
Net increase (decrease) in net assets resulting from operations	47,523	159,676	8,513	1,055,003	16,455
Unit transactions:
Purchases	54,828	31,178	6,255	5,745	5,000
Net transfers	(76,042)	(28,125)	—	(68,024)	6,047
Surrenders for benefit payments and fees	(55,537)	(193,028)	(535)	(818,120)	(1)
Other transactions	(3)	(8)	(3)	(2)	(4)
Death benefits	—	—	—	—	—
Net loan activity	—	(7)	—	(43)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(76,754)	(189,990)	5,717	(880,444)	11,042
Net increase (decrease) in net assets	(29,231)	(30,314)	14,230	174,559	27,497
Net Assets:
Beginning of year	673,717	719,840	37,292	5,242,992	67,873
End of year	$644,486	$689,526	$51,522	$5,417,551	$95,370

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Wells Fargo Core Bond Fund Sub-Account	Columbia Seligman Communications and Information Fund Sub-Account	Columbia Seligman Global Technology Fund Sub-Account	Columbia Select Smaller-Cap Value Fund Sub-Account	TIAA-CREF Large Cap Value Index Fund Sub-Account
Operations:
Net investment income (loss)	$866	$(3,414)	$(2,006)	$(209)	$48,065
Net realized gain (loss) on security transactions	120	70,909	7,245	459	10,408
Net realized gain on distributions	—	58,964	22,071	4,408	45,534
Net unrealized appreciation (depreciation) of investments during the year	1,549	6,441	53,594	(619)	154,180
Net increase (decrease) in net assets resulting from operations	2,535	132,900	80,904	4,039	258,187
Unit transactions:
Purchases	26,239	66,230	35,279	4,326	240,655
Net transfers	7,218	87,911	(8,243)	14,234	198,405
Surrenders for benefit payments and fees	(14,686)	(76,574)	(15,750)	(7,709)	(79,733)
Other transactions	3	(26)	(10)	(2)	(779)
Death benefits	—	—	—	—	—
Net loan activity	(60)	(29)	—	—	(28)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	18,714	77,512	11,276	10,849	358,520
Net increase (decrease) in net assets	21,249	210,412	92,180	14,888	616,707
Net Assets:
Beginning of year	91,109	359,214	237,775	20,340	1,767,868
End of year	$112,358	$569,626	$329,955	$35,228	$2,384,575

The accompanying notes are an integral part of these financial statements.

	TIAA-CREF Large Cap Growth Fund Sub-Account	TIAA-CREF Bond Index Fund Sub-Account	TIAA-CREF Equity Index Fund Sub-Account	MM MSCI EAFE® International Index Fund Sub-Account	MassMutual RetireSMARTSM 2015 Fund Sub-Account
Operations:
Net investment income (loss)	$22,251	$2,825	$37,944	$4,956	$13,453
Net realized gain (loss) on security transactions	53,497	(104)	65,861	89,375	2,342
Net realized gain on distributions	16,668	74	15,517	4,155	5,545
Net unrealized appreciation (depreciation) of investments during the year	462,454	1,677	378,979	28,937	24,189
Net increase (decrease) in net assets resulting from operations	554,870	4,472	498,301	127,423	45,529
Unit transactions:
Purchases	279,509	19,696	374,719	89,515	157,711
Net transfers	(75,366)	20,507	222,170	225,084	—
Surrenders for benefit payments and fees	(124,092)	(38)	(130,263)	(564,438)	(93,340)
Other transactions	(12)	4	(63)	(6)	(1)
Death benefits	—	—	—	—	—
Net loan activity	(36)	—	(41)	(1)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	80,003	40,169	466,522	(249,846)	64,370
Net increase (decrease) in net assets	634,873	44,641	964,823	(122,423)	109,899
Net Assets:
Beginning of year	1,807,535	170,943	2,107,412	441,669	387,813
End of year	$2,442,408	$215,584	$3,072,235	$319,246	$497,712

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	MassMutual RetireSMARTSM 2020 Fund Sub-Account	MassMutual RetireSMARTSM 2025 Fund Sub-Account	MassMutual RetireSMARTSM 2030 Fund Sub-Account	MassMutual RetireSMARTSM 2035 Fund Sub-Account	MassMutual RetireSMARTSM 2040 Fund Sub-Account
Operations:
Net investment income (loss)	$17,652	$34,728	$38,179	$31,273	$26,354
Net realized gain (loss) on security transactions	10,415	25,495	5,750	1,606	12,618
Net realized gain on distributions	794	24,891	5,116	22,646	10,046
Net unrealized appreciation (depreciation) of investments during the year	78,915	100,213	155,150	97,440	113,556
Net increase (decrease) in net assets resulting from operations	107,776	185,327	204,195	152,965	162,574
Unit transactions:
Purchases	138,639	435,524	182,949	273,266	251,727
Net transfers	(39,210)	(207,901)	10,183	134,452	(20,680)
Surrenders for benefit payments and fees	(185,463)	(147,147)	(6,489)	(14,809)	(121,105)
Other transactions	(3)	(4)	(5)	(6)	(5)
Death benefits	—	—	—	—	—
Net loan activity	(56)	—	—	(30)	(49)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(86,093)	80,472	186,638	392,873	109,888
Net increase (decrease) in net assets	21,683	265,799	390,833	545,838	272,462
Net Assets:
Beginning of year	886,220	1,143,994	1,163,890	696,647	830,541
End of year	$907,903	$1,409,793	$1,554,723	$1,242,485	$1,103,003

The accompanying notes are an integral part of these financial statements.

	MassMutual RetireSMARTSM 2045 Fund Sub-Account	MassMutual RetireSMARTSM 2050 Fund Sub-Account	MassMutual RetireSMARTSM In Retirement Fund Sub-Account	MassMutual RetireSMARTSM 2055 Sub-Account	American Century Heritage Fund Sub-Account
Operations:
Net investment income (loss)	$19,072	$10,647	$283	$3,712	$(4,642)
Net realized gain (loss) on security transactions	6,930	9,058	156	2,444	(7,357)
Net realized gain on distributions	11,970	8,382	—	4,466	68,497
Net unrealized appreciation (depreciation) of investments during the year	70,394	44,296	1,048	9,962	70,949
Net increase (decrease) in net assets resulting from operations	108,366	72,383	1,487	20,584	127,447
Unit transactions:
Purchases	212,925	71,250	8,328	55,437	58,044
Net transfers	(8,229)	29,837	—	1,531	35,237
Surrenders for benefit payments and fees	(122,014)	(110,506)	(3,108)	(19,251)	(100,460)
Other transactions	(6)	(5)	(2)	(3)	(11)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	(67)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	82,676	(9,424)	5,218	37,714	(7,257)
Net increase (decrease) in net assets	191,042	62,959	6,705	58,298	120,190
Net Assets:
Beginning of year	559,754	403,725	14,933	92,779	626,040
End of year	$750,796	$466,684	$21,638	$151,077	$746,230

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	ClearBridge Small Cap Value Fund Sub-Account	Oak Ridge Small Cap Growth Fund Sub-Account	HIMCO VIT Index Fund Sub-Account	Oppenheimer Corporate Bond Fund Sub-Account (39)	MassMutual Premier Small Cap Opportunities Fund Sub-Account
Operations:
Net investment income (loss)	$(16)	$(5,141)	$141,971	$—	$(139)
Net realized gain (loss) on security transactions	21	(15,082)	241,582	—	9,634
Net realized gain on distributions	295	315,334	626,911	—	20,498
Net unrealized appreciation (depreciation) of investments during the year	(145)	(204,300)	1,105,121	—	(12,915)
Net increase (decrease) in net assets resulting from operations	155	90,811	2,115,585	—	17,078
Unit transactions:
Purchases	166	85,036	571,233	41	19,629
Net transfers	—	(6,959)	(80,926)	—	98,978
Surrenders for benefit payments and fees	(1,066)	(226,004)	(1,442,213)	(1)	(8,149)
Other transactions	(1)	(6)	(11)	—	(1)
Death benefits	—	—	—	—	—
Net loan activity	(4)	(18)	(162)	—	(28)
Net annuity transactions	—	—	(12,067)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(905)	(147,951)	(964,146)	40	110,429
Net increase (decrease) in net assets	(750)	(57,140)	1,151,439	40	127,507
Net Assets:
Beginning of year	2,561	601,030	10,639,904	—	44,078
End of year	$1,811	$543,890	$11,791,343	$40	$171,585

(39)  Newly Funded November 17, 2017

The accompanying notes are an integral part of these financial statements.

	Fidelity VIP Freedom 2035 Portfolio Sub-Account	Fidelity VIP Freedom 2040 Portfolio Sub-Account	Fidelity VIP Freedom 2050 Portfolio Sub-Account	Ivy Small Cap Growth Fund Sub-Account	MSIF Global Opportunity Portfolio Sub-Account
Operations:
Net investment income (loss)	$—	$(119)	$3	$(283)	$(619)
Net realized gain (loss) on security transactions	—	5,598	—	(304)	5,144
Net realized gain on distributions	—	847	13	36,463	209
Net unrealized appreciation (depreciation) of investments during the year	1	1	62	(13,579)	15,799
Net increase (decrease) in net assets resulting from operations	1	6,327	78	22,297	20,533
Unit transactions:
Purchases	—	—	—	14,308	7,378
Net transfers	—	36,217	—	565,621	2,500
Surrenders for benefit payments and fees	—	(42,543)	—	(6,786)	(25,476)
Other transactions	(1)	(1)	(1)	(2)	(8)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(11)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1)	(6,327)	(1)	573,130	(15,606)
Net increase (decrease) in net assets	—	—	77	595,427	4,927
Net Assets:
Beginning of year	—	—	335	20,249	48,238
End of year	$—	$—	$412	$615,676	$53,165

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	JPMorgan U.S. Government Money Market Fund Sub-Account	American Century U.S. Government Money Market Fund Sub-Account	Invesco Balanced-Risk Commodity Strategy Fund Sub-Account (35)	Columbia Select International Equity Fund Sub-Account	Putnam Growth Opportunities Fund Sub-Account
Operations:
Net investment income (loss)	$(6,791)	$573	$(98)	$64	$(21)
Net realized gain (loss) on security transactions	—	—	292	89	6
Net realized gain on distributions	—	—	—	—	47
Net unrealized appreciation (depreciation) of investments during the year	—	—	952	1,710	525
Net increase (decrease) in net assets resulting from operations	(6,791)	573	1,146	1,863	557
Unit transactions:
Purchases	212,615	195,155	2,772	—	910
Net transfers	296,653	69,543	15,933	—	—
Surrenders for benefit payments and fees	(614,631)	(157,541)	(5,314)	(804)	(14)
Other transactions	—	1	(1)	(3)	(1)
Death benefits	—	—	—	—	—
Net loan activity	(124)	(47)	(5)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(105,487)	107,111	13,385	(807)	895
Net increase (decrease) in net assets	(112,278)	107,684	14,531	1,056	1,452
Net Assets:
Beginning of year	1,150,940	1,210,841	—	7,437	1,539
End of year	$1,038,662	$1,318,525	$14,531	$8,493	$2,991

(35)  Funded as of April 20, 2017

The accompanying notes are an integral part of these financial statements.

	John Hancock New Opportunities Fund Sub-Account	Columbia Large Cap Growth III Sub-Account	Hartford Global Capital Appreciation Fund Sub-Account	Victory RS Value Fund Sub-Account	Pioneer Global Equity Fund Sub-Account (36)
Operations:
Net investment income (loss)	$(2,998)	$(6,646)	$5,974	$3,161	$(157)
Net realized gain (loss) on security transactions	23,668	49,598	51,536	238	1,229
Net realized gain on distributions	38,071	35,907	5,648	414,904	—
Net unrealized appreciation (depreciation) of investments during the year	8,425	61,530	161,348	(89,450)	45,999
Net increase (decrease) in net assets resulting from operations	67,166	140,389	224,506	328,853	47,071
Unit transactions:
Purchases	17,144	79,974	114,422	3,756	16,220
Net transfers	24,463	(33,859)	(72,706)	(24,025)	1,259,032
Surrenders for benefit payments and fees	(102,024)	(130,681)	(247,209)	(263,159)	(43,263)
Other transactions	(6)	(6)	(4)	(1)	(1)
Death benefits	—	—	—	—	—
Net loan activity	—	(31)	(28)	(11)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(60,423)	(84,603)	(205,525)	(283,440)	1,231,988
Net increase (decrease) in net assets	6,743	55,786	18,981	45,413	1,279,059
Net Assets:
Beginning of year	565,584	571,691	1,178,090	2,015,820	—
End of year	$572,327	$627,477	$1,197,071	$2,061,233	$1,279,059

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	MM Russell 2000® Small Cap Index Fund Sub-Account	MM S&P 500® Index Fund Sub-Account	MM S&P Mid Cap Index Fund Sub-Account	Russell Balanced Strategy Fund Sub-Account
Operations:
Net investment income (loss)	$(623)	$20,135	$637	$3,535
Net realized gain (loss) on security transactions	14,676	51,498	41,844	(3,420)
Net realized gain on distributions	15,686	260,107	92,642	8,108
Net unrealized appreciation (depreciation) of investments during the year	(2,720)	(207,916)	73,860	14,698
Net increase (decrease) in net assets resulting from operations	27,019	123,824	208,983	22,921
Unit transactions:
Purchases	31,824	95,372	299,836	73,304
Net transfers	98,141	1,180,087	1,164,532	(3,268)
Surrenders for benefit payments and fees	(36,681)	(326,425)	(453,619)	(70,873)
Other transactions	(3)	3	12	(1)
Death benefits	—	—	—	—
Net loan activity	(1)	(2)	(27)	(39)
Net annuity transactions	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	93,280	949,035	1,010,734	(877)
Net increase (decrease) in net assets	120,299	1,072,859	1,219,717	22,044
Net Assets:
Beginning of year	65,576	377,476	507,181	238,235
End of year	$185,875	$1,450,335	$1,726,898	$260,279

(36)  Funded as of November 17, 2017

(37)  Funded as of July, 21, 2017

The accompanying notes are an integral part of these financial statements.

	Russell Conservative Strategy Fund Sub-Account	Russell Equity Growth Strategy Fund Sub-Account	Russell Growth Strategy Fund Sub-Account (37)	Russell Moderate Strategy Fund Sub-Account
Operations:
Net investment income (loss)	$132	$10	$8,262	$4,141
Net realized gain (loss) on security transactions	(1,515)	—	31,005	(32,775)
Net realized gain on distributions	197	—	16,923	4,036
Net unrealized appreciation (depreciation) of investments during the year	2,399	4	7,701	50,800
Net increase (decrease) in net assets resulting from operations	1,213	14	63,891	26,202
Unit transactions:
Purchases	5,270	646	70,329	29,225
Net transfers	—	—	(2,663)	(597)
Surrenders for benefit payments and fees	(28,198)	(1)	(100,019)	(29,699)
Other transactions	(2)	—	—	(1)
Death benefits	—	—	—	—
Net loan activity	(17)	—	—	—
Net annuity transactions	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(22,947)	645	(32,353)	(1,072)
Net increase (decrease) in net assets	(21,734)	659	31,538	25,130
Net Assets:
Beginning of year	37,855	—	502,263	355,524
End of year	$16,121	$659	$533,801	$380,654

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (concluded)
For the Year Ended December 31, 2017

	PIMCO Total Return Fund Sub-Account	PIMCO Real Return Fund Sub-Account
Operations:
Net investment income (loss)	$365,991	$269,932
Net realized gain (loss) on security transactions	(431,360)	(95,696)
Net realized gain on distributions	—	—
Net unrealized appreciation (depreciation) of investments during the year	976,624	290,777
Net increase (decrease) in net assets resulting from operations	911,255	465,013
Unit transactions:
Purchases	2,600,955	1,494,800
Net transfers	(1,784,574)	117,846
Surrenders for benefit payments and fees	(5,203,614)	(3,265,729)
Other transactions	508	353
Death benefits	—	—
Net loan activity	(945)	(688)
Net annuity transactions	—	—
Net increase (decrease) in net assets resulting from unit transactions	(4,387,670)	(1,653,418)
Net increase (decrease) in net assets	(3,476,415)	(1,188,405)
Net Assets:
Beginning of year	23,752,069	15,592,061
End of year	$20,275,654	$14,403,656

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements

I.  Organization:

Separate Account Eleven (the "Account") is a separate investment account established by Talcott Resolution Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

On May 31, 2018, a Stock and Asset Purchase Agreement was completed by and among Hartford Holdings, Inc. ("HHI") and its parent company, The Hartford Financial Services Group, Inc. ("HFSG"), Hopmeadow Acquisition, Inc. ("Buyer"), Hopmeadow Holdings, LP ("Buyer Parent") and Hopmeadow Holdings GP LLC ("Buyer Parent GP"), pursuant to which HHI agreed to sell all of the issued and outstanding equity of Hartford Life, Inc. ("HLI"), the parent of the Sponsor Company and its indirect wholly owned subsidiary, Hartford Life and Annuity Insurance Company, to Buyer (the "Talcott Resolution Sale Transaction"). Buyer, Buyer Parent and Buyer Parent GP are funded by a group of investors (the "Investor Group") led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. HHI will also be a member of the Investor Group. The administration, terms, features and benefits of the contracts will not change as a result of the sale.

The Account is comprised of the following Sub-Accounts:

American Century Equity Income Fund, American Century Growth Fund, American Century Ultra® Fund, American Century VP Balanced Fund, American Century VP International Fund, American Century Small Cap Value Fund, American Century Large Company Value Fund, American Century Inflation-Adjusted Bond Fund, American Century Equity Growth Fund, American Century VP Income & Growth Fund, American Century VP Ultra Fund, American Century VP Value Fund, American Century Mid Cap Value Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Diversified Dividend Fund, Invesco European Growth Fund, Invesco International Growth Fund, Invesco Mid Cap Core Equity Fund, Invesco Small Cap Growth Fund, Invesco Real Estate Fund, Invesco Small Cap Equity Fund, Invesco Developing Markets Fund, American Century Diversified Bond Fund, Domini Impact Equity Fund, AB Global Bond Fund, AB Global Risk Allocation Fund, AB Sustainable International Thematic Fund (formerly AB International Growth Fund), AB International Value Fund, AB Global Value Fund*, AB Growth Fund, AB Discovery Growth

Fund, AB Discovery Value Fund, AB Value Fund, AB High Income Fund, American Funds AMCAP Fund®, American Funds American Balanced Fund®, American Funds Capital Income Builder®, American Funds EuroPacific Growth Fund, American Funds Fundamental Investors FundSM, American Funds New Perspective Fund®, American Funds The Bond Fund of America®, American Funds The Growth Fund of America®, American Funds The Income Fund of America®, American Funds The Investment Company of America®, American Funds The New Economy Fund®, American Funds Washington Mutual Investors FundSM, American Funds American Mutual Fund®, American Funds Capital World Growth and Income Fund®, American Funds SMALLCAP World Fund®, New World Fund, Ariel Appreciation Fund, Ariel Fund, Artisan Mid Cap Value Fund, Ave Maria Opportunity Fund*, Ave Maria Rising Dividend Fund, Ave Maria Value Fund, Ave Maria Growth Fund, BlackRock LifePath® Dynamic 2020 Fund, BlackRock LifePath® Dynamic 2030 Fund, BlackRock LifePath® Dynamic 2040 Fund, BlackRock LifePath® Dynamic Retirement Fund, BlackRock LifePath® Dynamic 2050 Fund, BlackRock LifePath® Dynamic 2025 Fund, BlackRock LifePath® Dynamic 2035 Fund, BlackRock LifePath® Dynamic 2045 Fund, BlackRock LifePath® Dynamic 2055 Fund, Baron Small Cap Fund, BlackRock U.S. Government Bond Portfolio, BlackRock Equity Dividend Fund, BlackRock Capital Appreciation Fund, BlackRock Advantage Large Cap Growth Fund, Calvert VP SRI Balanced Portfolio, Calvert Equity Fund, Calvert Bond Fund, Calvert Income Fund, Columbia Contrarian Core Fund, Columbia Small Cap Value I Fund, Columbia Select Mid Cap Value Fund (formerly Columbia Mid Cap Value Fund), Columbia Acorn Fund, Columbia Large Cap Growth Fund III, CRM Mid Cap Value Fund, Columbia Disciplined Small Core Fund, Calamos Global Equity Fund*, Calamos International Growth Fund, Davis Financial Fund, Davis New York Venture Fund, Davis Opportunity Fund, Delaware Diversified Income Fund, Delaware Extended Duration Bond Fund, Dreyfus Bond Market Index Fund, Dreyfus VIF Appreciation Portfolio, Dreyfus International Stock Index Fund, Dreyfus MidCap Index Fund, Dreyfus SmallCap Stock Index Fund, Dreyfus VIF Growth and Income Portfolio, Dreyfus VIF Quality Bond Portfolio Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Dreyfus S&P 500 Index Fund, BNY Mellon Insight Core Plus Fund (merged with Dreyfus Intermediate Term Income Fund), Eaton Vance Large-Cap Value Fund, Eaton Vance Dividend Builder Fund, Eaton Vance Worldwide Health Sciences Fund, Eaton Vance Income Fund of Boston, Eaton Vance Balanced Fund, Eaton Vance Atlanta Capital SMID-Cap Fund, Wells Fargo Asset Allocation Fund, Wells Fargo Emerging Markets Equity Fund, Wells Fargo Utility & Telecommunications Fund, Alger Capital Appreciation Institutional Portfolio, Alger Mid Cap

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Growth Institutional Fund, Alger Small Cap Growth Institutional Fund, ++ Nuveen Mid Cap Index Fund, ++ Nuveen Small Cap Index, ++ Nuveen Equity Index Fund, Nuveen Mid Cap Growth Opportunities Fund, Nuveen Small Cap Select Fund, Nuveen Santa Barbara Dividend Growth Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Value Strategies Fund, Fidelity Advisor Leveraged Company Stock Fund, Federated Equity Income Fund, Inc., Federated Fund for U.S. Government Securities Fund, Federated MDT Mid Cap Growth Fund, Federated High Income Bond Fund, Federated Kaufmann Fund, Federated Short-Term Income Fund, Federated Total Return Bond Fund, Federated Clover Small Value Fund, Federated International Leaders Fund, Fidelity® VIP Growth Opportunities Portfolio, Fidelity® VIP Overseas Portfolio, Fidelity® VIP Value Strategies Portfolio, Fidelity VIP Balanced Fund, Fidelity® VIP Growth & Income Portfolio, Fidelity® VIP Freedom 2015 Portfolio, Fidelity® VIP Freedom 2025 Portfolio, Fidelity® VIP FundsManager 70% Portfolio*, Fidelity® VIP Freedom 2020 Portfolio, Fidelity® VIP Freedom 2030 Portfolio, Fidelity® VIP Freedom 2035 Portfolio*, Templeton Growth Fund, Inc. (merged with Templeton Global Opportunities Trust), Fidelity Advisor® Stock Selector All Cap Fund, Templeton Developing Markets Trust, Franklin High Income Fund, Franklin Strategic Income Fund, Templeton Global Bond Fund, Franklin U.S. Government Securities Fund, Franklin Small Cap Value Fund, Franklin Mutual Global Discovery Fund, Templeton Growth Fund, Franklin Income Fund, Franklin Growth Fund, Franklin Total Return Fund, Franklin Balance Sheet Investment Fund, Franklin Mutual Beacon Fund, Franklin Mutual Shares Fund, Franklin Small-Mid Cap Growth Fund, Franklin Conservative Allocation Fund, Franklin Growth Allocation Fund, Franklin Moderate Allocation Fund, Templeton Foreign Fund, Highland Premier Growth Equity, Goldman Sachs Income Builder Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs U.S. Equity Insights Fund, Goldman Sachs Government Income Fund, Goldman Sachs Equity Income Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Focused International Equity Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs High Yield Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Small/Mid Cap Growth Fund, Goldman Sachs Satellite Strategies Portfolio, Frost Value Equity Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, The Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund*, Hartford International Opportunities HLS Fund, Hartford MidCap HLS

Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford Small Cap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, The Hartford Checks and Balances Fund, The Hartford High Yield, The Hartford Target Retirement 2030 Fund*, The Hartford Dividend and Growth Fund, The Hartford International Opportunities Fund, The Hartford MidCap Fund, The Hartford Small Company Fund, The Hartford Total Return Bond Fund, The Hartford Healthcare Fund, The Hartford Growth Opportunities Fund, The Hartford Value Opportunities Fund, Hartford Moderate Allocation Fund, The Hartford Conservative Allocation Fund, The Hartford Capital Appreciation Fund, The Hartford Growth Allocation Fund, The Hartford Inflation Plus Fund, The Hartford Equity Income Fund, The Hartford Balanced Income Fund, The Hartford International Small Company Fund, The Hartford MidCap Value Fund, The Hartford Global All-Asset Fund*, Hotchkis and Wiley Large Cap Value Fund, Invesco V.I. Technology Fund, Invesco Technology Fund, Ivy Natural Resources Fund, Ivy Large Cap Growth Fund, Ivy Science & Technology Fund, Ivy Asset Strategy Fund, Janus Henderson Forty Portfolio, Janus Henderson Global Research Portfolio, Janus Henderson Enterprise Portfolio, Janus Henderson Balanced Portfolio, Janus Henderson Overseas Portfolio, Janus Henderson Flexible Bond Fund, Janus Henderson Forty Fund, Janus Henderson Balanced Fund, Janus Henderson Enterprise Fund, Janus Henderson Overseas Fund, Janus Henderson Global Research Fund, Janus Henderson Mid Cap Value Fund, PGIM Jennison Natural Resources Fund (formerly Prudential Jennison Natural Resources Fund, Inc.), PGIM Jennison Mid-Cap Growth Fund (formerly Prudential Jennison Mid-Cap Growth Fund, Inc.), PGIM Jennison 20/20 Focus Fund (formerly Prudential Jennison 20/20 Focus Fund), JPMorgan Large Cap Growth Fund, JPMorgan Core Bond Fund, JPMorgan Small Cap Equity Fund, JPMorgan Small Cap Growth Fund, JPMorgan Small Cap Value Fund, JPMorgan U.S. Equity Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement Income Fund, JP Morgan Smart Retirement 2055 Fund, Keeley Small Cap Value Fund, Loomis Sayles Bond Fund, LKCM Aquinas Catholic Equity Fund, Lord Abbett Affiliated Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth Opportunities Fund, Lord Abbett Calibrated Dividend Growth Fund, Lord Abbett Total Return Fund, Lord Abbett Developing Growth Fund, Lord Abbett International Equity Inv Opt, Lord Abbett Value Opportunities Fund, Clearbridge Value Trust, BMO Mid-Cap Value Fund,

MassMutual RetireSMARTSM by JPMorgan 2010 Fund (formerly MassMutual RetireSMARTSM 2010 Fund), MFS® Emerging Markets Debt Fund, Massachusetts Investors Growth Stock Fund, MFS High Income Fund, MFS International New Discovery Fund, MFS Mid Cap Growth Fund, MFS New Discovery Fund, MFS Research International Fund, MFS Total Return Fund, MFS Utilities Fund, MFS Value Fund, MFS Total Return Bond Fund, MFS Massachusetts Investors Trust, MFS International Growth Fund, MFS Core Equity Fund, MFS Government Securities Fund, MFS International Value Fund, MFS Technology Fund, MFS Core Equity Series, MFS Investors Growth Stock Series*, MFS Utilities Series, MFS Growth Fund, MFS High Yield Portfolio, BlackRock Global Allocation Fund, Inc., BlackRock Advantage Large Cap Core Fund, BlackRock Advantage U.S. Total Market Fund, BlackRock Advantage Small Cap Growth Fund (merged with BlackRock Small Cap Growth Fund II), BlackRock Mid Cap Dividend Fund, BlackRock International Dividend Fund, BlackRock Mid Cap Growth Equity Portfolio, Victory Munder Mid-Cap Core Growth Fund, Neuberger Berman Sustainable Equity Fund (formerly Neuberger Berman Socially Responsive Fund), Nuveen NWQ International Value Fund, The Oakmark International Small Cap Fund, The Oakmark Equity and Income Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, Oppenheimer Global Opportunities Fund, Oppenheimer International Growth Fund, Oppenheimer Main Street Fund, Oppenheimer Global Strategic Income Fund, Oppenheimer Main Street Mid Cap Fund, Oppenheimer Developing Markets Fund, Oppenheimer Capital Income Fund, Oppenheimer International Bond Fund, Oppenheimer Mid Cap Value Fund, Oppenheimer Main Street All Cap Fund®, Oppenheimer Gold & Special Minerals Fund, Oppenheimer Real Estate Fund, Oppenheimer Equity Income Fund, Oppenheimer International Diversified Fund, Oppenheimer Rising Dividends Fund, Putnam Global Equity Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT Sustainable Leaders Fund (formerly Putnam VT Multi-Cap Growth Fund), Putnam VT Small Cap Value Fund, Pioneer Disciplined Value Fund, Pioneer Equity Income Fund, Pioneer Fundamental Growth Fund, AllianzGI NFJ International Value Fund, AllianzGI NFJ Small-Cap Value Fund, AllianzGI NFJ Dividend Value Fund, AMG Managers Cadence Mid Cap Fund, PIMCO Total Return Fund, PIMCO Emerging Markets Bond Fund, PIMCO Real Return Fund, Pioneer Fund, Pioneer High Yield Fund, Pioneer Strategic Income Fund, Pioneer Mid Cap Value Fund, Pioneer Select Mid Cap Growth Fund, PIMCO Total Return ESG Fund, Putnam Equity Income Fund, Putnam High Yield Fund, Putnam International Equity Fund, Putnam Sustainable Leaders Fund (formerly Putnam Multi-Cap Growth Fund), Putnam International Capital Opportunities Fund, Putnam

Small Cap Growth Fund, Royce Total Return Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Value Fund, Victory RS Value Fund, Columbia Large Cap Value Fund (formerly Columbia Diversified Equity Income Fund), Columbia Small/Mid Cap Value Fund, RidgeWorth Ceredex Small Cap Value Equity Fund, RidgeWorth Ceredex Mid-Cap Value Equity Fund, RidgeWorth Seix Total Return Bond Fund, RidgeWorth Ceredex Large Cap Value Equity Fund, DWS Real Estate Securities Fund (formerly Deutsche Real Estate Securities Fund), DWS Equity Dividend Fund (formerly Deutsche Equity Dividend Fund), DWS Capital Growth Fund (formerly Deutsche Capital Growth Fund), DWS Enhanced Emerging Markets Fixed Income (formerly Deutsche Enhanced Emerging Markets Fixed Income), SSgA S&P 500 Index Fund, DWS Core Equity VIP (formerly Deutsche Core Equity VIP), DWS Global Growth Fund (formerly Deutsche Global Growth Fund), Select Overseas Fund, MassMutual Select Total Return Bond Fund, MassMutual Blue Chip Growth Fund, Select T. Rowe Price/Frontier MC Gr II Fund, Select Western Strategic Bond Fund, ClearBridge Appreciation Fund, ClearBridge Aggressive Growth Fund, ClearBridge All Cap Value Fund, ClearBridge Mid Cap Fund, ClearBridge Small Cap Growth Fund, Thornburg International Value Fund, Thornburg Value Fund, Thornburg Core Growth Fund, Timothy Plan Large/Mid Cap Value Fund, UBS Dynamic Alpha Fund, T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price Equity Income Fund, T. Rowe Price Retirement 2010 Fund, T. Rowe Price Retirement 2020 Fund, T. Rowe Price Retirement 2030 Fund, T. Rowe Price Retirement 2040 Fund, T. Rowe Price Retirement 2050 Fund, T. Rowe Price Retirement Balanced Fund, UBS Global Allocation Fund, UBS US Allocation Fund, Vanguard Small-Cap Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Total Bond Market Index Fund, Vanguard Total Stock Market Index Fund, Victory Diversified Stock Fund, Victory Special Value Fund, Victory Sycamore Small Company Opportunity Fund, Victory Sycamore Established Value Fund, Invesco Small Cap Discovery Fund, Invesco Comstock Fund, Invesco Equity and Income Fund, Invesco Growth and Income Fund, Invesco Mid Cap Growth Fund, Invesco Quality Income Fund, Invesco Small Cap Value Fund, Invesco American Value Fund, Invesco Value Opportunities Fund, Invesco Diversified Dividend Fund, Invesco American Franchise Fund, Invesco Global Core Equity Fund, Vanguard 500 Index Fund, Wells Fargo International Equity Fund, Wells Fargo Core Bond Fund, Columbia Seligman Communications and Information Fund, Columbia Seligman Global Technology Fund, Columbia Select Small Cap Value Fund (formerly Columbia Select Smaller-Cap Value Fund), TIAA-CREF Large Cap Value Index Fund, TIAA-CREF Large Cap Growth Fund, TIAA-CREF Bond Index Fund, TIAA-CREF Equity Index Fund, MM MSCI EAFE® International Index Fund, MassMutual

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

RetireSMARTSM by JPMorgan 2015 Fund (formerly MassMutual RetireSMARTSM 2015 Fund), MassMutual RetireSMARTSM by JPMorgan 2020 Fund (formerly MassMutual RetireSMARTSM 2020 Fund), MassMutual RetireSMARTSM by JPMorgan 2025 Fund (formerly MassMutual RetireSMARTSM 2025 Fund), MassMutual RetireSMARTSM by JPMorgan 2030 Fund (formerly MassMutual RetireSMARTSM 2030 Fund), MassMutual RetireSMARTSM by JPMorgan 2035 Fund (formerly MassMutual RetireSMARTSM 2035 Fund), MassMutual RetireSMARTSM by JPMorgan 2040 Fund (formerly MassMutual RetireSMARTSM 2040 Fund), MassMutual RetireSMARTSM by JPMorgan 2045 Fund (formerly MassMutual RetireSMARTSM 2045 Fund), MassMutual RetireSMARTSM by JPMorgan 2050 Fund (formerly MassMutual RetireSMARTSM 2050 Fund), MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (formerly MassMutual RetireSMARTSM In Retirement Fund), MassMutual RetireSMARTSM by JPMorgan 2055 Fund (formerly MassMutual RetireSMARTSM 2055), American Century Heritage Fund, ClearBridge Small Cap Value Fund, Oak Ridge Small Cap Growth Fund, Blackrock VI S&P 500 Index Fund (merged with HIMCO VIT Index Fund), Oppenheimer Corporate Bond Fund, MassMutual Premier Strategic Emerging Markets Fund, MassMutual Premier Small Cap Opportunities Fund, MassMutual Select Small Cap Growth Equity Fund, Fidelity VIP Freedom 2035 Portfolio, Fidelity VIP Freedom 2040 Portfolio, Fidelity VIP Freedom 2050 Portfolio, Ivy Small Cap Growth Fund, T. Rowe Price Retirement 2060 Fund, MSIF Global Opportunity Portfolio, JPMorgan U.S. Government Money Market Fund, American Century U.S. Government Money Market Fund, Invesco Balanced-Risk Commodity Strategy Fund, Columbia Select International Equity Fund, Putnam Growth Opportunities Fund, John Hancock New Opportunities Fund, Columbia Large Cap Growth III, Hartford International Equity Fund (merged with Hartford Global Capital Appreciation Fund), Pioneer Global Equity Fund, MassMutual Select T.Rowe Price Retire 2035 Fund, MM Russell 2000® Small Cap Index Fund, MM S&P 500® Index Fund, MM S&P Mid Cap Index Fund, Russell Balanced Strategy Fund, Russell Conservative Strategy Fund, Russell Equity Growth Strategy Fund, Russell Growth Strategy Fund, and Russell Moderate Strategy Fund.

  *  These funds were not funded as of December 31, 2018, and as a result, are not presented in the statements of assets and liabilities.

    During 2018, No sub-accounts were liquidated.

  ++  During 2017, the following sub-accounts were liquidated:

Nuveen Mid Cap Index Fund

Nuveen Small Cap Index

Nuveen Equity Index Fund

The sub-accounts are invested in mutual funds (the "Funds") of the same name.

If a Fund is subject to a merger by the fund manager, the Sub-account invested in the surviving Fund acquires the net assets of the Sub-Account associated with the merging fund on the date disclosed. These amounts are reflected in the statements of changes in net assets as a net transfer. For financial statement purposes, assets received by the Sub-Account were recorded at fair value as follows:

Surviving Sub-Account	Assets Received in 2018
Templeton Growth Fund, Inc.	$64,263
BlackRock Advantage Small Cap Growth Fund	876,943
Blackrock VI S&P 500 Index Fund	11,496,374
Hartford International Equity Fund	1,088,207
BNY Mellon Insight Core Plus Fund	672,857
Surviving Sub-Account	Assets Received in 2017
JPMorgan SmartRetirement Income Fund	$1,360,915
Pioneer Global Equity Fund	1,267,458
Oppenheimer Main Street Fund	276,882

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

a)  Security Transactions — Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain distributions income is accrued as of the exdividend date. Net realized gain distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

b)  Unit Transactions — Unit transactions are executed based on the unit values calculated at the close of the business day.

c)  Federal Income Taxes — The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d)  Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimate contained within the financial statements are the fair value measurements.

e)  Mortality Risk — The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

f)  Fair Value Measurements — The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2018 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2018, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2017 and 2018.

3.   Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a)  Mortality and Expense Risk Charges — The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.25% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b)  Tax Expense Charges — If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account's average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c)  Annual Maintenance Fees — An annual maintenance fee up to $30 may be charged. These charges are deducted

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

d)  Transactions with Related Parties — Affiliates of both the Sponsor Company and the Agent for Service act in the capacity of investment advisor to certain funds that are available to the Sub-Accounts. The closing net asset value of the associated fund are subject to the following fee rates paid to the affiliate. Note 1, the HIMCO VIT funds were merged with Blackrock funds. Up to and including May 31, 2018 the Sponsor Company and its affiliates received fees from the HLS funds for services provided. As a result of the Talcott Resolution Sale Transaction disclosed in Note 1, the HLS funds are no longer affiliated with the Sponsor Company or its affiliates.

Investment Advisor	Fund Family	Maximum Annual Fee	Affiliated Party
Hartford Funds	Hartford HLS	0.90%	Sponsor Company
MML Investment Advisers, LLC	MassMutual RetireSMART	0.21%	Agent for Service
OFI Global Asset Management, Inc.	Oppenheimer	1.00%	Agent for Service
Hartford Investment Management Company (HIMCO)	HIMCO VIT	0.30%	Sponsor Company

4.  Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of Investments for the period ended December 31, 2018 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century Equity Income Fund	$5,034,139	$6,909,242
American Century Growth Fund	3,465,001	4,539,896
American Century Ultra® Fund	58,398	24,712
American Century VP Balanced Fund	5,540	20,057
American Century VP International Fund	8,892	92,168
American Century Small Cap Value Fund	758,570	675,229
American Century Large Company Value Fund	5,849	5,567
American Century Inflation-Adjusted Bond Fund	19,483	6,882
American Century Equity Growth Fund	110,488	97,199
American Century VP Income & Growth Fund	26,011	7,304
American Century VP Ultra Fund	101,153	62,720
American Century VP Value Fund	51,167	52,594
American Century Mid Cap Value Fund	330,946	401,723
Invesco V.I. Small Cap Equity Fund	6,552	40,853
Invesco V.I. Diversified Dividend Fund	2,443	15,782
Invesco European Growth Fund	31,430	20,428
Invesco International Growth Fund	122,085	215,454
Invesco Mid Cap Core Equity Fund	43,712	67,788
Invesco Small Cap Growth Fund	1,304,208	667,335
Invesco Real Estate Fund	694,938	1,216,792
Invesco Small Cap Equity Fund	212,663	234,976
Invesco Developing Markets Fund	919,884	885,076
American Century Diversified Bond Fund	41,683	16,951
Domini Impact Equity Fund	567,598	383,699
AB Global Bond Fund	13,830	16,911
AB Global Risk Allocation Fund	10,104	34,689
AB Relative Value Fund	60,543	9,673
AB Sustainable International Thematic Fund	115,460	84,448
AB International Value Fund	81,588	180,413
AB Growth Fund	29,560	40,203
AB Discovery Growth Fund	122,687	2,475

Sub-Account	Purchases at Cost	Proceeds from Sales
AB Discovery Value Fund	$320,316	$176,011
AB Value Fund	1,956	2,378
AB High Income Fund	175,187	456,636
American Funds AMCAP Fund®	1,077,913	757,706
American Funds American Balanced Fund®	2,235,431	1,824,890
American Funds Capital Income Builder®	2,169,713	3,361,621
American Funds EuroPacific Growth Fund	6,641,800	6,990,022
American Funds Fundamental Investors FundSM	3,914,010	4,261,382
American Funds New Perspective Fund®	1,691,724	1,821,262
American Funds The Bond Fund of America®	669,209	1,178,821
American Funds The Growth Fund of America®	10,257,719	12,400,082
American Funds The Income Fund of America®	2,210,094	4,043,782
American Funds The Investment Company of America®	1,844,959	1,839,483
American Funds The New Economy Fund®	803,775	743,508
American Funds Washington Mutual Investors FundSM	1,055,324	1,041,546
American Funds American Mutual Fund®	927,606	985,202
American Funds Capital World Growth and Income Fund®	4,136,890	5,054,832
American Funds SMALLCAP World Fund®	152,380	328,736
New World Fund	149,613	29,475
Ariel Appreciation Fund	23,986	16,069
Ariel Fund	44,113	10,934
Artisan Mid Cap Value Fund	556,840	711,725
Ave Maria Rising Dividend Fund	592,708	822,441
Ave Maria Value Fund	4,219	176
Ave Maria Growth Fund	17,162	3,269
BlackRock LifePath® Dynamic 2020 Fund	3,148,071	3,575,766
BlackRock LifePath® Dynamic 2030 Fund	6,894,919	4,729,882
BlackRock LifePath® Dynamic 2040 Fund	6,202,478	3,569,216
BlackRock LifePath® Dynamic Retirement Fund	443,337	535,474
BlackRock LifePath® Dynamic 2050 Fund	1,872,599	825,896
BlackRock LifePath® Dynamic 2025 Fund	94,639	40,084
BlackRock LifePath® Dynamic 2035 Fund	265,594	13,480
BlackRock LifePath® Dynamic 2045 Fund	127,130	15,416
BlackRock LifePath® Dynamic 2055 Fund	132,708	27,744
Baron Small Cap Fund	310,903	642,164
BlackRock U.S. Government Bond Portfolio	18,277	3,995
BlackRock Equity Dividend Fund	1,744,823	1,817,761
BlackRock Capital Appreciation Fund	118,355	120,271
BlackRock Advantage Large Cap Growth Fund	24,988	14,456
Calvert VP SRI Balanced Portfolio	42,540	2,295
Calvert Equity Fund	1,187,133	1,179,103
Calvert Bond Fund	628,119	459,812
Calvert Income Fund	102,823	165,523
Columbia Contrarian Core Fund	272,772	393,596
Columbia Small Cap Value I Fund	9,364	5,197
Columbia Select Mid Cap Value Fund	431,077	218,246
Columbia Acorn Fund	307,962	292,915
CRM Mid Cap Value Fund	74,665	26,089
Columbia Disciplined Small Core Fund	76,576	164,068
Calamos International Growth Fund	1,066	16,631
Davis Financial Fund	36,952	27,627

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Purchases at Cost	Proceeds from Sales
Davis New York Venture Fund	$2,267,861	$1,901,924
Davis Opportunity Fund	85,379	60,433
Delaware Diversified Income Fund	87,059	168,518
Delaware Extended Duration Bond Fund	2,792	5,201
Dreyfus Bond Market Index Fund	2,616,216	3,170,819
Dreyfus VIF Appreciation Portfolio	12,302	5,305
Dreyfus International Stock Index Fund	16,165	67,013
Dreyfus MidCap Index Fund	5,355,738	3,299,588
Dreyfus SmallCap Stock Index Fund	4,448,522	2,271,159
Dreyfus VIF Growth and Income Portfolio	2,267	9,873
Dreyfus VIF Quality Bond Portfolio Fund	6,475	4,467
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	891	33
Dreyfus S&P 500 Index Fund	9,881,541	6,973,504
Dreyfus Intermediate Term Income Fund	27,947	818,517
Eaton Vance Large-Cap Value Fund	953,364	1,208,863
Eaton Vance Dividend Builder Fund	182,194	213,998
Eaton Vance Worldwide Health Sciences Fund	747,246	887,207
Eaton Vance Income Fund of Boston	746,506	1,090,240
Eaton Vance Balanced Fund	54,866	21,889
Eaton Vance Atlanta Capital SMID-Cap Fund	314,861	154,348
Wells Fargo Asset Allocation Fund	24,567	56,301
Wells Fargo Emerging Markets Equity Fund	693,830	1,066,641
Wells Fargo Utility & Telecommunications Fund	5,022	4,171
Alger Capital Appreciation Institutional Portfolio	1,283,888	811,834
Alger Mid Cap Growth Institutional Fund	216,918	279,194
Alger Small Cap Growth Institutional Fund	182,392	123,035
Nuveen Mid Cap Growth Opportunities Fund	150,894	68,107
Nuveen Small Cap Select Fund	47,829	67
Nuveen Santa Barbara Dividend Growth Fund	3,410	33,735
Fidelity Advisor Equity Growth Fund	102,646	22,254
Fidelity Advisor Value Strategies Fund	27,047	44,851
Fidelity Advisor Leveraged Company Stock Fund	502,812	433,378
Federated Equity Income Fund, Inc.	22,372	1,915
Federated Fund for U.S. Government Securities Fund	23,316	14,925
Federated MDT Mid Cap Growth Fund	36,113	10,781
Federated High Income Bond Fund	633	59
Federated Kaufmann Fund	1,015,833	975,437
Federated Short-Term Income Fund	93,960	95,135
Federated Total Return Bond Fund	18,076	55,628
Federated Clover Small Value Fund	11,739	21,972
Federated International Leaders Fund	271	34
Fidelity® VIP Growth Opportunities Portfolio	534,369	485,102
Fidelity® VIP Overseas Portfolio	8,026	506
Fidelity® VIP Value Strategies Portfolio	9,143	13,250
Fidelity® VIP Balanced Portfolio	172,210	233,290
Fidelity® VIP Growth & Income Portfolio	100,802	67,788
Fidelity® VIP Freedom 2020 Portfolio	1,743	137
Fidelity® VIP Freedom 2030 Portfolio	32,207	152,478
Fidelity® VIP Freedom 2015 Portfolio	5,438	38,830
Fidelity® VIP Freedom 2025 Portfolio	14,909	7,311
Fidelity Advisor® Stock Selector All Cap Fund	2,942	102

Sub-Account	Purchases at Cost	Proceeds from Sales
Templeton Global Opportunities Trust	$25,328	$89,791
Templeton Developing Markets Trust	141,838	164,116
Franklin High Income Fund	373,603	621,272
Franklin Strategic Income Fund	527,023	822,425
Templeton Global Bond Fund	1,667,188	2,100,744
Franklin U.S. Government Securities Fund	58,359	94,807
Franklin Small Cap Value Fund	897,700	713,400
Franklin Mutual Global Discovery Fund	2,824,925	2,980,442
Templeton Growth Fund	373,634	279,344
Franklin Income Fund	1,126,717	2,670,015
Franklin Growth Fund	2,895,192	2,802,133
Franklin Total Return Fund	76,214	135,676
Franklin Balance Sheet Investment Fund	269,203	318,679
Franklin Mutual Beacon Fund	152,549	112,938
Franklin Mutual Shares Fund	555,892	804,556
Franklin Small-Mid Cap Growth Fund	1,076,892	753,094
Franklin Conservative Allocation Fund	682,663	536,131
Franklin Growth Allocation Fund	1,285,832	1,215,428
Franklin Moderate Allocation Fund	1,230,858	1,033,604
Templeton Foreign Fund	907,412	2,194,968
Franklin Small-Mid Cap Growth Fund	14,830	24,495
Highland Premier Growth Equity	51,228	25,675
Goldman Sachs Income Builder Fund	9,003	23,663
Goldman Sachs Capital Growth Fund	1,236	46
Goldman Sachs Core Fixed Income Fund	15,115	9,610
Goldman Sachs U.S. Equity Insights Fund	1	4
Goldman Sachs Government Income Fund	497,928	425,662
Goldman Sachs Equity Income Fund	8,627	27,962
Goldman Sachs Growth Opportunities Fund	323,784	143,281
Goldman Sachs Focused International Equity Fund	6,089	16,193
Goldman Sachs Mid Cap Value Fund	815,337	665,563
Goldman Sachs Small Cap Value Fund	2,020,118	1,733,379
Goldman Sachs Strategic Growth Fund	14,265	19,929
Goldman Sachs High Yield Fund	367,251	669,553
Goldman Sachs Large Cap Value Fund	87,809	23,846
Goldman Sachs Small/Mid Cap Growth Fund	135,387	36,629
Goldman Sachs Satellite Strategies Portfolio	212	11
Frost Value Equity Fund	63	153
Hartford Balanced HLS Fund	685,892	1,230,900
Hartford Total Return Bond HLS Fund	1,537,894	2,070,916
Hartford Capital Appreciation HLS Fund	2,955,466	3,514,329
Hartford Dividend and Growth HLS Fund	4,652,041	5,803,036
The Hartford Healthcare HLS Fund	1,095,452	922,749
Hartford Global Growth HLS Fund	342,896	397,740
Hartford Disciplined Equity HLS Fund	108	3
Hartford Growth Opportunities HLS Fund	1,905,893	1,127,470
Hartford International Opportunities HLS Fund	155,075	99,194
Hartford MidCap HLS Fund	2,993,965	3,648,270
Hartford Ultrashort Bond HLS Fund	286,214	837,885
Hartford Small Company HLS Fund	1,074,775	1,841,141
Hartford Small Cap Growth HLS Fund	130,490	174,073

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Purchases at Cost	Proceeds from Sales
Hartford Stock HLS Fund	$115,656	$601,478
Hartford U.S. Government Securities HLS Fund	51,282	167,353
Hartford Value HLS Fund	260,334	169,353
The Hartford Checks and Balances Fund	61,711	120,532
The Hartford High Yield	66,787	58,806
The Hartford Dividend and Growth Fund	358,347	1,513,693
The Hartford International Opportunities Fund	164,574	201,173
The Hartford MidCap Fund	262,946	418,437
The Hartford Small Company Fund	171,415	680,091
The Hartford Total Return Bond Fund	105,519	72,869
The Hartford Healthcare Fund	91,554	56,700
The Hartford Growth Opportunities Fund	103,287	7,967
The Hartford Value Opportunities Fund	717	11,056
Hartford Moderate Allocation Fund	727,459	1,302,980
The Hartford Conservative Allocation Fund	152,740	331,247
The Hartford Capital Appreciation Fund	1,301,831	1,315,151
The Hartford Growth Allocation Fund	483,950	1,263,076
The Hartford Inflation Plus Fund	118,200	103,513
The Hartford Equity Income Fund	422,548	503,568
The Hartford Balanced Income Fund	504,715	20,699
The Hartford International Small Company Fund	11,715	3,365
The Hartford MidCap Value Fund	33,283	33,110
Hotchkis and Wiley Large Cap Value Fund	41,891	65,630
Invesco V.I. Technology Fund	588,785	487,063
Invesco Technology Fund	415,543	222,368
Ivy Natural Resources Fund	312,200	449,330
Ivy Large Cap Growth Fund	228,309	176,581
Ivy Science & Technology Fund	1,117,017	1,379,813
Ivy Asset Strategy Fund	143,506	74,181
Janus Henderson Forty Portfolio	503,882	184,250
Janus Henderson Global Research Portfolio	4,711	55,444
Janus Henderson Enterprise Portfolio	87,876	422,900
Janus Henderson Balanced Portfolio	155,571	101,446
Janus Henderson Overseas Portfolio	37,526	123,038
Janus Henderson Flexible Bond Fund	5,718	5,146
Janus Henderson Forty Fund	939,968	1,307,866
Janus Henderson Balanced Fund	609,935	339,624
Janus Henderson Enterprise Fund	641,481	915,346
Janus Henderson Overseas Fund	269,891	391,553
Janus Henderson Global Research Fund	17,983	101,223
Janus Henderson Mid Cap Value Fund	296,997	158,104
PGIM Jennison Natural Resources Fund	165,362	180,016
PGIM Jennison Mid-Cap Growth Fund	344,228	443,544
PGIM Jennison 20/20 Focus Fund	86,089	98,258
JPMorgan Large Cap Growth Fund	14,365	9,966
JPMorgan Core Bond Fund	713,713	909,564
JPMorgan Small Cap Equity Fund	8,672	24,853
JPMorgan Small Cap Growth Fund	226,804	82,738
JPMorgan Small Cap Value Fund	192,980	115,892
JPMorgan U.S. Equity Fund	492,259	860,998
JPMorgan SmartRetirement 2020 Fund	1,766,933	1,708,762

Sub-Account	Purchases at Cost	Proceeds from Sales
JPMorgan SmartRetirement 2025 Fund	$2,044,804	$1,780,042
JPMorgan SmartRetirement 2030 Fund	2,797,965	2,830,926
JPMorgan SmartRetirement 2035 Fund	2,177,469	1,425,951
JPMorgan SmartRetirement 2040 Fund	2,194,513	2,671,433
JPMorgan SmartRetirement 2045 Fund	1,615,139	886,297
JPMorgan SmartRetirement 2050 Fund	1,921,598	1,748,950
JPMorgan SmartRetirement Income Fund	520,832	532,861
JP Morgan Smart Retirement 2055 Fund	798,227	428,788
Keeley Small Cap Value Fund	136,458	258,346
Loomis Sayles Bond Fund	953,500	958,001
LKCM Aquinas Catholic Equity Fund	26,483	17,605
Lord Abbett Affiliated Fund	106,088	114,219
Lord Abbett Fundamental Equity Fund	567,649	1,259,624
Lord Abbett Bond Debenture Fund	548,168	535,234
Lord Abbett Growth Opportunities fund	43,026	40,975
Lord Abbett Calibrated Dividend Growth Fund	57,753	29,843
Lord Abbett Total Return Fund	1,287,343	1,394,820
Lord Abbett Developing Growth Fund	419,390	600,621
Lord Abbett International Equity Inv Opt	58,032	30,155
Lord Abbett Value Opportunities Fund	1,067,307	1,290,430
Clearbridge Value Trust	12,062	21,893
BMO Mid-Cap Value Fund	434,107	454,973
MassMutual RetireSMARTSM by JPMorgan 2010 Fund	10,235	3,802
MFS® Emerging Markets Debt Fund	120,781	175,120
Massachusetts Investors Growth Stock Fund	918,078	813,755
MFS High Income Fund	235,935	548,883
MFS International New Discovery Fund	67,585	91,353
MFS Mid Cap Growth Fund	148,745	139,154
MFS New Discovery Fund	1,018,971	415,561
MFS Research International Fund	987,557	1,165,688
MFS Total Return Fund	580,718	745,753
MFS Utilities Fund	856,098	1,176,434
MFS Value Fund	2,454,042	2,580,033
MFS Total Return Bond Fund	1,414,465	1,678,307
MFS Massachusetts Investors Trust	541,380	737,820
MFS International Growth Fund	21,453	5,557
MFS Core Equity Fund	284,330	498,072
MFS Government Securities Fund	1,337,189	1,387,562
MFS International Value Fund	2,134,132	2,064,237
MFS Technology Fund	14,339	24,991
MFS Core Equity Series	2,844	1,588
MFS Utilities Series	3,810	30,904
MFS Growth Fund	169,137	169,209
MFS High Yield Portfolio	12,148	17,738
BlackRock Global Allocation Fund, Inc.	1,712,597	2,531,079
BlackRock Advantage Large Cap Core Fund	10,813	4,950
BlackRock Advantage U.S. Total Market Fund	23,372	1,053
BlackRock Small Cap Growth Fund II	45,843	961,841
BlackRock Mid Cap Dividend Fund	269,046	210,428
BlackRock International Dividend Fund	259,953	778,921
BlackRock Mid Cap Growth Equity Portfolio	74,672	85,305

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Purchases at Cost	Proceeds from Sales
Victory Munder Mid-Cap Core Growth Fund	$1,228,822	$431,315
Neuberger Berman Sustainable Equity Fund	383,910	300,886
Nuveen NWQ International Value Fund	28,222	901
The Oakmark International Small Cap Fund	112,936	111,834
The Oakmark Equity and Income Fund	926,530	1,459,829
Oppenheimer Capital Appreciation Fund	114,397	68,673
Oppenheimer Global Fund	1,285,680	1,201,293
Oppenheimer Global Opportunities Fund	151,074	26,732
Oppenheimer International Growth Fund	739,012	823,030
Oppenheimer Main Street Fund	200,396	38,522
Oppenheimer Global Strategic Income Fund	135,286	109,510
Oppenheimer Main Street Mid Cap Fund	623,172	976,924
Oppenheimer Developing Markets Fund	838,479	1,908,182
Oppenheimer Capital Income Fund	232	3
Oppenheimer International Bond Fund	641,014	731,327
Oppenheimer Mid Cap Value Fund	134,030	260,639
Oppenheimer Main Street All Cap Fund®	200,314	189,133
Oppenheimer Gold & Special Minerals Fund	323,160	369,819
Oppenheimer Real Estate Fund	417,006	503,946
Oppenheimer Equity Income Fund	1,833	55
Oppenheimer International Diversified Fund	49,898	8,483
Oppenheimer Rising Dividends Fund	3,143	1,241
Putnam Global Equity Fund	928	1,889
Putnam VT High Yield Fund	21,591	80,518
Putnam VT International Growth Fund	47,793	29,565
Putnam VT Sustainable Leaders Fund	59,041	40,758
Putnam VT Small Cap Value Fund	81,446	19,019
Pioneer Disciplined Value Fund	49,757	25,837
Pioneer Equity Income Fund	69,194	26,563
Pioneer Fundamental Growth Fund	9,565	2,856
AllianzGI NFJ International Value Fund	2,943	93
AllianzGI NFJ Small-Cap Value Fund	385,230	381,456
AllianzGI NFJ Dividend Value Fund	2,629,735	2,679,555
AMG Managers Cadence Mid Cap Fund	20,084	8,410
PIMCO Emerging Markets Bond Fund	54,706	104,282
Pioneer Fund	341,525	327,724
Pioneer High Yield Fund	306,362	324,485
Pioneer Strategic Income Fund	1,849,698	1,758,677
Pioneer Mid Cap Value Fund	197,126	295,352
Pioneer Select Mid Cap Growth Fund	158,936	129,006
PIMCO Total Return ESG Fund	25,147	17,376
Putnam Equity Income Fund	248,741	200,844
Putnam High Yield Fund	381,803	527,107
Putnam International Equity Fund	46,453	99,028
Putnam Sustainable Leaders Fund	143	4,350
Putnam International Capital Opportunities Fund	61,944	52,795
Putnam Small Cap Growth Fund	35,552	85,552
Royce Total Return Fund	999,429	855,278
Royce Smaller-Companies Growth Fund	188,315	47,039
Royce Small-Cap Value Fund	353,923	386,911
Columbia Large Cap Value Fund	22,090	14,084

Sub-Account	Purchases at Cost	Proceeds from Sales
Columbia Small/Mid Cap Value Fund	$154,256	$96,947
RidgeWorth Ceredex Small Cap Value Equity Fund	738,283	875,250
RidgeWorth Ceredex Mid-Cap Value Equity Fund	641,729	737,736
RidgeWorth Seix Total Return Bond Fund	10,250	5,058
RidgeWorth Ceredex Large Cap Value Equity Fund	68,465	85,689
DWS Real Estate Securities Fund	642	137
DWS Equity Dividend Fund	31,230	59,937
DWS Capital Growth Fund	5,630	603
DWS Enhanced Emerging Markets Fixed Income	4,219	20,482
SSgA S&P 500 Index Fund	453,058	211,991
DWS Core Equity VIP	25,389	25,158
DWS Global Growth Fund	8,070	6,369
Select Overseas Fund	20,428	75,327
MassMutual Select Total Return Bond Fund	50,907	59,685
MassMutual Blue Chip Growth Fund	18,653	10,007
Select T. Rowe Price/Frontier MC Gr II Fund	151,844	90,948
Select Western Strategic Bond Fund	35,046	19,358
ClearBridge Appreciation Fund	227,922	119,581
ClearBridge Aggressive Growth Fund	6,655	44,318
ClearBridge All Cap Value Fund	14,002	1,874
ClearBridge Mid Cap Fund	262,066	364,423
ClearBridge Small Cap Growth Fund	282,882	270,868
Thornburg International Value Fund	1,107,814	832,426
Thornburg Value Fund	176,730	305,390
Thornburg Core Growth Fund	109,776	124,153
Timothy Plan Large/Mid Cap Value Fund	84,332	37,421
T. Rowe Price Growth Stock Fund, Inc.	3,179,465	4,426,528
T. Rowe Price Equity Income Fund	354,676	207,280
T. Rowe Price Retirement 2010 Fund	339,450	301,723
T. Rowe Price Retirement 2020 Fund	2,931,413	1,490,959
T. Rowe Price Retirement 2030 Fund	3,453,485	1,440,274
T. Rowe Price Retirement 2040 Fund	2,262,620	1,110,512
T. Rowe Price Retirement 2050 Fund	1,192,029	864,833
T. Rowe Price Retirement Balanced Fund	549,028	113,917
UBS Global Allocation Fund	1,215	593
UBS US Allocation Fund	1,446	83
Vanguard Small-Cap Index Fund	84,916	728,697
Vanguard Mid-Cap Index Fund	78,559	492,097
Vanguard Total Bond Market Index Fund	74,034	139,617
Vanguard Total Stock Market Index Fund	98,388	627,017
Victory Diversified Stock Fund	169,766	96,859
Victory Special Value Fund	213,439	240,521
Victory Sycamore Small Company Opportunity Fund	1,272,211	1,512,847
Victory Sycamore Established Value Fund	2,447,761	1,465,097
Invesco Small Cap Discovery Fund	732,733	794,364
Invesco Comstock Fund	914,465	806,951
Invesco Equity and Income Fund	1,942,862	3,054,287
Invesco Growth and Income Fund	744,661	947,321
Invesco Mid Cap Growth Fund	389,905	412,580
Invesco Quality Income Fund	236	3
Invesco Small Cap Value Fund	382,399	420,288

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Purchases at Cost	Proceeds from Sales
Invesco American Value Fund	$22,938	$15,369
Invesco Value Opportunities Fund	81,096	101,585
Invesco Diversified Dividend Fund	79,257	265,638
Invesco American Franchise Fund	256,315	186,516
Invesco Global Core Equity Fund	21,901	12,533
Vanguard 500 Index Fund	171,350	839,212
Wells Fargo International Equity Fund	8,576	1,195
Wells Fargo Core Bond Fund	18,000	45,858
Columbia Seligman Communications and Information Fund	180,231	205,152
Columbia Seligman Global Technology Fund	118,465	26,234
Columbia Select Small Cap Value Fund	4,050	1,914
TIAA-CREF Large Cap Value Index Fund	543,390	314,102
TIAA-CREF Large Cap Growth Fund	772,073	422,487
TIAA-CREF Bond Index Fund	38,419	6,478
TIAA-CREF Equity Index Fund	919,472	626,714
MM MSCI EAFE® International Index Fund	209,138	143,691
MassMutual RetireSMARTSM by JPMorgan 2015 Fund	76,493	149,918
MassMutual RetireSMARTSM by JPMorgan 2020 Fund	179,217	623,437
MassMutual RetireSMARTSM by JPMorgan 2025 Fund	323,216	662,766
MassMutual RetireSMARTSM by JPMorgan 2030 Fund	502,217	310,951
MassMutual RetireSMARTSM by JPMorgan 2035 Fund	549,538	550,115
MassMutual RetireSMARTSM by JPMorgan 2040 Fund	372,129	204,210
MassMutual RetireSMARTSM by JPMorgan 2045 Fund	321,090	311,067
MassMutual RetireSMARTSM by JPMorgan 2050 Fund	247,657	165,235
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	11,901	8,520
MassMutual RetireSMARTSM by JPMorgan 2055 Fund	163,120	136,277
American Century Heritage Fund	247,083	92,725
ClearBridge Small Cap Value Fund	395	55
Oak Ridge Small Cap Growth Fund	298,579	228,940
HIMCO VIT Index Fund	1,490,411	12,089,809
Oppenheimer Corporate Bond Fund	1,656	151
MassMutual Premier Strategic Emerging Markets Fund	7,668	61
MassMutual Premier Small Cap Opportunities Fund	68,156	11,871
MassMutual Select Small Cap Growth Equity Fund	534	—
Fidelity VIP Freedom 2035 Portfolio	8,675	30
Fidelity VIP Freedom 2040 Portfolio	92,823	92,604
Fidelity VIP Freedom 2050 Portfolio	15	2
Ivy Small Cap Growth Fund	776,946	183,865
T. Rowe Price Retirement 2060 Fund	3,703	29
MSIF Global Opportunity Portfolio	51,736	6,048
JPMorgan U.S. Government Money Market Fund	429,794	410,502
American Century U.S. Government Money Market Fund	271,329	374,904
Invesco Balanced-Risk Commodity Strategy Fund	3,150	1,570
Columbia Select International Equity Fund	177	570
Putnam Growth Opportunities Fund	1,145	59
John Hancock New Opportunities Fund	92,018	112,098
Columbia Large Cap Growth III	132,918	114,310
Hartford Global Capital Appreciation Fund	186,250	1,179,179
Victory RS Value Fund	223,593	241,841
Pioneer Global Equity Fund	272,567	289,661
BlackRock Advantage Small Cap Growth Fund	1,273,929	221,903

Sub-Account	Purchases at Cost	Proceeds from Sales
MassMutual Select T.Rowe Price Retire 2035 Fund	$19,092	$22
BlackRock S&P 500 Index V.I. Fund	12,697,988	1,422,434
Hartford International Equity Fund	1,107,936	685,655
BNY Mellon Insight Core Plus Fund	679,323	8,267
MM Russell 2000® Small Cap Index Fund	54,002	88,193
MM S&P 500® Index Fund	2,049,044	1,866,825
MM S&P Mid Cap Index Fund	1,005,969	940,393
Russell Balanced Strategy Fund	68,066	18,226
Russell Conservative Strategy Fund	1,409	220
Russell Equity Growth Strategy Fund	948	12
Russell Growth Strategy Fund	115,646	19,554
Russell Moderate Strategy Fund	45,141	10,820
PIMCO Total Return Fund	3,755,813	5,945,975
PIMCO Real Return Fund	3,000,209	4,690,958

5.  Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2018 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Century Equity Income Fund	79,767	197,518	(117,751)
American Century Growth Fund	25,946	163,249	(137,303)
American Century Ultra® Fund	982	817	165
American Century VP Balanced Fund	114	997	(883)
American Century VP International Fund	58	5,557	(5,499)
American Century Small Cap Value Fund	8,906	26,348	(17,442)
American Century Large Company Value Fund	238	330	(92)
American Century Inflation-Adjusted Bond Fund	1,275	479	796
American Century Equity Growth Fund	2,998	4,151	(1,153)
American Century VP Income & Growth Fund	200	303	(103)
American Century VP Ultra Fund	99	1,867	(1,768)
American Century VP Value Fund	1,810	2,394	(584)
American Century Mid Cap Value Fund	8,371	15,646	(7,275)
Invesco V.I. Small Cap Equity Fund	—	2,087	(2,087)
Invesco V.I. Diversified Dividend Fund	1	779	(778)
Invesco European Growth Fund	2,091	1,453	638
Invesco International Growth Fund	6,006	12,743	(6,737)
Invesco Mid Cap Core Equity Fund	917	3,560	(2,643)
Invesco Small Cap Growth Fund	23,421	17,675	5,746
Invesco Real Estate Fund	13,457	46,958	(33,501)
Invesco Small Cap Equity Fund	4,692	12,053	(7,361)
Invesco Developing Markets Fund	60,933	63,506	(2,573)
American Century Diversified Bond Fund	3,431	1,401	2,030
Domini Impact Equity Fund	5,488	6,715	(1,227)
AB Global Bond Fund	990	1,362	(372)
AB Global Risk Allocation Fund	529	1,795	(1,266)
AB Relative Value Fund	1,895	470	1,425
AB Sustainable International Thematic Fund	6,328	7,287	(959)
AB International Value Fund	7,454	16,398	(8,944)
AB Growth Fund	698	1,610	(912)
AB Discovery Growth Fund	2,557	16	2,541
AB Discovery Value Fund	10,499	7,713	2,786

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB Value Fund	145	193	(48)
AB High Income Fund	9,775	30,525	(20,750)
American Funds AMCAP Fund®	31,211	31,423	(212)
American Funds American Balanced Fund®	94,912	92,107	2,805
American Funds Capital Income Builder®	120,667	225,416	(104,749)
American Funds EuroPacific Growth Fund	227,291	333,373	(106,082)
American Funds Fundamental Investors FundSM	123,170	199,468	(76,298)
American Funds New Perspective Fund®	58,160	87,271	(29,111)
American Funds The Bond Fund of America®	50,431	97,373	(46,942)
American Funds The Growth Fund of America®	217,194	447,272	(230,078)
American Funds The Income Fund of America®	88,147	248,731	(160,584)
American Funds The Investment Company of America®	50,716	92,612	(41,896)
American Funds The New Economy Fund®	23,276	28,501	(5,225)
American Funds Washington Mutual Investors FundSM	34,732	52,003	(17,271)
American Funds American Mutual Fund®	36,184	48,796	(12,612)
American Funds Capital World Growth and Income Fund®	120,312	226,706	(106,394)
American Funds SMALLCAP World Fund®	5,686	18,703	(13,017)
New World Fund	10,242	2,079	8,163
Ariel Appreciation Fund	577	587	(10)
Ariel Fund	850	369	481
Artisan Mid Cap Value Fund	925	13,894	(12,969)
Ave Maria Rising Dividend Fund	18,816	34,322	(15,506)
Ave Maria Value Fund	254	1	253
Ave Maria Growth Fund	465	101	364
BlackRock LifePath® Dynamic 2020 Fund	101,600	192,131	(90,531)
BlackRock LifePath® Dynamic 2030 Fund	251,040	276,812	(25,772)
BlackRock LifePath® Dynamic 2040 Fund	207,889	200,617	7,272
BlackRock LifePath® Dynamic Retirement Fund	12,301	30,071	(17,770)
BlackRock LifePath® Dynamic 2050 Fund	64,669	41,904	22,765
BlackRock LifePath® Dynamic 2025 Fund	4,571	2,566	2,005
BlackRock LifePath® Dynamic 2035 Fund	14,258	649	13,609
BlackRock LifePath® Dynamic 2045 Fund	6,385	858	5,527
BlackRock LifePath® Dynamic 2055 Fund	6,458	1,454	5,004
Baron Small Cap Fund	2,974	18,501	(15,527)
BlackRock U.S. Government Bond Portfolio	1,415	299	1,116
BlackRock Equity Dividend Fund	39,229	48,790	(9,561)
BlackRock Capital Appreciation Fund	1,858	2,731	(873)
BlackRock Advantage Large Cap Growth Fund	548	387	161
Calvert VP SRI Balanced Portfolio	244	13	231
Calvert Equity Fund	25,321	40,577	(15,256)
Calvert Bond Fund	41,661	32,240	9,421
Calvert Income Fund	6,875	12,792	(5,917)
Columbia Contrarian Core Fund	5,148	9,092	(3,944)
Columbia Small Cap Value I Fund	93	110	(17)
Columbia Select Mid Cap Value Fund	13,162	13,079	83
Columbia Acorn Fund	4,228	6,549	(2,321)
CRM Mid Cap Value Fund	1,483	902	581
Columbia Disciplined Small Core Fund	1,574	9,545	(7,971)
Calamos International Growth Fund	71	1,236	(1,165)
Davis Financial Fund	1,223	1,486	(263)
Davis New York Venture Fund	44,088	68,667	(24,579)
Davis Opportunity Fund	3,394	2,806	588

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Delaware Diversified Income Fund	6,649	14,935	(8,286)
Delaware Extended Duration Bond Fund	147	381	(234)
Dreyfus Bond Market Index Fund	176,532	242,661	(66,129)
Dreyfus VIF Appreciation Portfolio	396	238	158
Dreyfus International Stock Index Fund	375	4,433	(4,058)
Dreyfus MidCap Index Fund	69,290	88,516	(19,226)
Dreyfus SmallCap Stock Index Fund	65,034	53,574	11,460
Dreyfus VIF Growth and Income Portfolio	—	422	(422)
Dreyfus VIF Quality Bond Portfolio Fund	349	300	49
Dreyfus S&P 500 Index Fund	289,376	309,809	(20,433)
Dreyfus Intermediate Term Income Fund	896	75,701	(74,805)
Eaton Vance Large-Cap Value Fund	16,366	69,372	(53,006)
Eaton Vance Dividend Builder Fund	3,051	12,632	(9,581)
Eaton Vance Worldwide Health Sciences Fund	25,628	30,974	(5,346)
Eaton Vance Income Fund of Boston	34,150	61,765	(27,615)
Eaton Vance Balanced Fund	1,831	810	1,021
Eaton Vance Atlanta Capital SMID-Cap Fund	10,288	6,384	3,904
Wells Fargo Asset Allocation Fund	845	3,682	(2,837)
Wells Fargo Emerging Markets Equity Fund	27,836	43,861	(16,025)
Wells Fargo Utility & Telecommunications Fund	180	144	36
Alger Capital Appreciation Institutional Portfolio	27,925	25,423	2,502
Alger Mid Cap Growth Institutional Fund	6,812	14,306	(7,494)
Alger Small Cap Growth Institutional Fund	6,864	5,871	993
Nuveen Mid Cap Growth Opportunities Fund	3,111	2,464	647
Nuveen Small Cap Select Fund	1,753	1	1,752
Nuveen Santa Barbara Dividend Growth Fund	191	1,937	(1,746)
Fidelity Advisor Equity Growth Fund	3,516	886	2,630
Fidelity Advisor Value Strategies Fund	105	1,346	(1,241)
Fidelity Advisor Leveraged Company Stock Fund	17,333	25,430	(8,097)
Federated Equity Income Fund, Inc.	539	72	467
Federated Fund for U.S. Government Securities Fund	1,550	1,104	446
Federated MDT Mid Cap Growth Fund	916	449	467
Federated High Income Bond Fund	16	—	16
Federated Kaufmann Fund	19,681	42,439	(22,758)
Federated Short-Term Income Fund	9,200	6,881	2,319
Federated Total Return Bond Fund	686	3,058	(2,372)
Federated Clover Small Value Fund	71	1,139	(1,068)
Federated International Leaders Fund	14	1	13
Fidelity® VIP Growth Opportunities Portfolio	15,411	15,265	146
Fidelity® VIP Overseas Portfolio	457	—	457
Fidelity® VIP Value Strategies Portfolio	252	615	(363)
Fidelity® VIP Balanced Portfolio	3,426	10,533	(7,107)
Fidelity® VIP Growth & Income Portfolio	3,406	3,003	403
Fidelity® VIP Freedom 2030 Portfolio	332	4,630	(4,298)
Fidelity® VIP Freedom 2015 Portfolio	—	1,568	(1,568)
Fidelity® VIP Freedom 2025 Portfolio	75	211	(136)
Fidelity Advisor® Stock Selector All Cap Fund	129	1	128
Templeton Global Opportunities Trust	665	3,510	(2,845)
Templeton Developing Markets Trust	10,628	13,416	(2,788)
Franklin High Income Fund	18,223	33,899	(15,676)
Franklin Strategic Income Fund	27,685	52,223	(24,538)
Templeton Global Bond Fund	73,536	117,221	(43,685)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Franklin U.S. Government Securities Fund	3,469	7,050	(3,581)
Franklin Small Cap Value Fund	19,066	26,989	(7,923)
Franklin Mutual Global Discovery Fund	136,912	180,073	(43,161)
Templeton Growth Fund	13,956	14,552	(596)
Franklin Income Fund	46,454	164,033	(117,579)
Franklin Growth Fund	105,046	108,905	(3,859)
Franklin Total Return Fund	4,826	9,441	(4,615)
Franklin Balance Sheet Investment Fund	214	9,771	(9,557)
Franklin Mutual Beacon Fund	5,019	6,675	(1,656)
Franklin Mutual Shares Fund	15,784	37,646	(21,862)
Franklin Small-Mid Cap Growth Fund	25,014	30,523	(5,509)
Franklin Conservative Allocation Fund	32,757	35,321	(2,564)
Franklin Growth Allocation Fund	45,952	69,146	(23,194)
Franklin Moderate Allocation Fund	44,946	59,647	(14,701)
Templeton Foreign Fund	36,271	98,193	(61,922)
Franklin Small-Mid Cap Growth Fund	245	961	(716)
Highland Premier Growth Equity	632	979	(347)
Goldman Sachs Income Builder Fund	407	1,415	(1,008)
Goldman Sachs Capital Growth Fund	17	—	17
Goldman Sachs Core Fixed Income Fund	1,006	675	331
Goldman Sachs Government Income Fund	36,675	31,358	5,317
Goldman Sachs Equity Income Fund	392	1,758	(1,366)
Goldman Sachs Growth Opportunities Fund	5,355	5,751	(396)
Goldman Sachs Focused International Equity Fund	557	1,668	(1,111)
Goldman Sachs Mid Cap Value Fund	14,026	17,156	(3,130)
Goldman Sachs Small Cap Value Fund	60,155	73,556	(13,401)
Goldman Sachs Strategic Growth Fund	304	827	(523)
Goldman Sachs High Yield Fund	11,159	33,475	(22,316)
Goldman Sachs Large Cap Value Fund	3,384	1,506	1,878
Goldman Sachs Small/Mid Cap Growth Fund	1,105	731	374
Goldman Sachs Satellite Strategies Portfolio	15	—	15
Frost Value Equity Fund	3	8	(5)
Hartford Balanced HLS Fund	11,508	62,094	(50,586)
Hartford Total Return Bond HLS Fund	65,298	152,014	(86,716)
Hartford Capital Appreciation HLS Fund	8,505	89,759	(81,254)
Hartford Dividend and Growth HLS Fund	76,448	462,875	(386,427)
The Hartford Healthcare HLS Fund	25,546	29,873	(4,327)
Hartford Global Growth HLS Fund	13,973	23,741	(9,768)
Hartford Disciplined Equity HLS Fund	4	—	4
Hartford Growth Opportunities HLS Fund	31,990	39,900	(7,910)
Hartford International Opportunities HLS Fund	8,563	5,575	2,988
Hartford MidCap HLS Fund	28,796	69,898	(41,102)
Hartford Ultrashort Bond HLS Fund	27,631	81,028	(53,397)
Hartford Small Company HLS Fund	75,890	170,719	(94,829)
Hartford Small Cap Growth HLS Fund	3,180	5,648	(2,468)
Hartford Stock HLS Fund	1,754	23,553	(21,799)
Hartford U.S. Government Securities HLS Fund	3,147	14,788	(11,641)
Hartford Value HLS Fund	3,997	7,019	(3,022)
The Hartford Checks and Balances Fund	1,861	6,107	(4,246)
The Hartford High Yield	3,657	3,404	253
The Hartford Dividend and Growth Fund	7,273	50,053	(42,780)
The Hartford International Opportunities Fund	10,832	14,085	(3,253)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
The Hartford MidCap Fund	6,003	15,992	(9,989)
The Hartford Small Company Fund	4,510	30,870	(26,360)
The Hartford Total Return Bond Fund	6,520	5,258	1,262
The Hartford Healthcare Fund	2,577	1,624	953
The Hartford Growth Opportunities Fund	1,810	233	1,577
The Hartford Value Opportunities Fund	37	708	(671)
Hartford Moderate Allocation Fund	39,856	88,716	(48,860)
The Hartford Conservative Allocation Fund	9,316	24,466	(15,150)
The Hartford Capital Appreciation Fund	23,452	68,163	(44,711)
The Hartford Growth Allocation Fund	25,352	74,652	(49,300)
The Hartford Inflation Plus Fund	8,492	8,319	173
The Hartford Equity Income Fund	15,218	20,578	(5,360)
The Hartford Balanced Income Fund	28,807	1,182	27,625
The Hartford International Small Company Fund	544	187	357
The Hartford MidCap Value Fund	1,297	1,753	(456)
Hotchkis and Wiley Large Cap Value Fund	1,026	2,575	(1,549)
Invesco V.I. Technology Fund	21,931	18,699	3,232
Invesco Technology Fund	16,738	10,710	6,028
Ivy Natural Resources Fund	45,355	61,296	(15,941)
Ivy Large Cap Growth Fund	5,625	6,868	(1,243)
Ivy Science & Technology Fund	30,201	42,744	(12,543)
Ivy Asset Strategy Fund	4,008	4,250	(242)
Janus Henderson Forty Portfolio	4,474	5,106	(632)
Janus Henderson Global Research Portfolio	83	2,910	(2,827)
Janus Henderson Enterprise Portfolio	2,192	12,045	(9,853)
Janus Henderson Balanced Portfolio	5,594	4,176	1,418
Janus Henderson Overseas Portfolio	2,552	9,373	(6,821)
Janus Henderson Flexible Bond Fund	369	366	3
Janus Henderson Forty Fund	14,758	40,483	(25,725)
Janus Henderson Balanced Fund	18,937	15,130	3,807
Janus Henderson Enterprise Fund	14,097	23,626	(9,529)
Janus Henderson Overseas Fund	23,668	34,856	(11,188)
Janus Henderson Global Research Fund	358	4,386	(4,028)
Janus Henderson Mid Cap Value Fund	7,553	6,102	1,451
PGIM Jennison Natural Resources Fund	20,090	24,080	(3,990)
PGIM Jennison Mid-Cap Growth Fund	4,132	11,348	(7,216)
PGIM Jennison 20/20 Focus Fund	1,817	2,572	(755)
JPMorgan Large Cap Growth Fund	56	425	(369)
JPMorgan Core Bond Fund	45,030	64,684	(19,654)
JPMorgan Small Cap Equity Fund	116	513	(397)
JPMorgan Small Cap Growth Fund	2,828	1,410	1,418
JPMorgan Small Cap Value Fund	3,294	2,606	688
JPMorgan U.S. Equity Fund	13,399	32,445	(19,046)
JPMorgan SmartRetirement 2020 Fund	93,446	111,834	(18,388)
JPMorgan SmartRetirement 2025 Fund	106,541	112,216	(5,675)
JPMorgan SmartRetirement 2030 Fund	139,206	170,807	(31,601)
JPMorgan SmartRetirement 2035 Fund	115,052	86,534	28,518
JPMorgan SmartRetirement 2040 Fund	108,158	152,951	(44,793)
JPMorgan SmartRetirement 2045 Fund	84,150	50,928	33,222
JPMorgan SmartRetirement 2050 Fund	105,197	102,358	2,839
JPMorgan SmartRetirement Income Fund	29,098	39,267	(10,169)
JP Morgan Smart Retirement 2055 Fund	44,674	24,628	20,046

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Keeley Small Cap Value Fund	2,156	12,464	(10,308)
Loomis Sayles Bond Fund	38,593	43,859	(5,266)
LKCM Aquinas Catholic Equity Fund	319	793	(474)
Lord Abbett Affiliated Fund	3,609	6,683	(3,074)
Lord Abbett Fundamental Equity Fund	10,317	51,782	(41,465)
Lord Abbett Bond Debenture Fund	22,667	29,303	(6,636)
Lord Abbett Growth Opportunities fund	1,622	2,372	(750)
Lord Abbett Calibrated Dividend Growth Fund	2,212	1,498	714
Lord Abbett Total Return Fund	69,025	88,170	(19,145)
Lord Abbett Developing Growth Fund	7,000	25,102	(18,102)
Lord Abbett International Equity Inv Opt	5,121	2,927	2,194
Lord Abbett Value Opportunities Fund	34,064	62,995	(28,931)
Clearbridge Value Trust	401	1,105	(704)
BMO Mid-Cap Value Fund	33,717	39,719	(6,002)
MassMutual RetireSMARTSM by JPMorgan 2010 Fund	709	319	390
MFS® Emerging Markets Debt Fund	7,266	11,999	(4,733)
Massachusetts Investors Growth Stock Fund	27,727	33,948	(6,221)
MFS High Income Fund	8,269	31,708	(23,439)
MFS International New Discovery Fund	1,467	2,725	(1,258)
MFS Mid Cap Growth Fund	6,819	6,852	(33)
MFS New Discovery Fund	24,388	21,557	2,831
MFS Research International Fund	77,738	109,114	(31,376)
MFS Total Return Fund	26,084	41,836	(15,752)
MFS Utilities Fund	35,302	66,103	(30,801)
MFS Value Fund	109,700	129,224	(19,524)
MFS Total Return Bond Fund	90,486	110,313	(19,827)
MFS Massachusetts Investors Trust	10,424	18,978	(8,554)
MFS International Growth Fund	1,037	261	776
MFS Core Equity Fund	2,964	29,219	(26,255)
MFS Government Securities Fund	98,682	111,518	(12,836)
MFS International Value Fund	45,070	57,116	(12,046)
MFS Technology Fund	134	381	(247)
MFS Core Equity Series	69	109	(40)
MFS Utilities Series	39	1,275	(1,236)
MFS Growth Fund	6,552	6,934	(382)
MFS High Yield Portfolio	302	1,399	(1,097)
BlackRock Global Allocation Fund, Inc.	83,248	160,173	(76,925)
BlackRock Advantage Large Cap Core Fund	274	218	56
BlackRock Advantage U.S. Total Market Fund	325	12	313
BlackRock Small Cap Growth Fund II	626	47,255	(46,629)
BlackRock Mid Cap Dividend Fund	8,625	10,263	(1,638)
BlackRock International Dividend Fund	15,998	54,807	(38,809)
BlackRock Mid Cap Growth Equity Portfolio	2,672	3,539	(867)
Victory Munder Mid-Cap Core Growth Fund	9,126	14,162	(5,036)
Neuberger Berman Sustainable Equity Fund	10,493	9,658	835
Nuveen NWQ International Value Fund	2,558	31	2,527
The Oakmark International Small Cap Fund	1,785	2,536	(751)
The Oakmark Equity and Income Fund	2,214	75,719	(73,505)
Oppenheimer Capital Appreciation Fund	2,520	3,752	(1,232)
Oppenheimer Global Fund	19,362	41,976	(22,614)
Oppenheimer Global Opportunities Fund	6,446	1,322	5,124

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Oppenheimer International Growth Fund	46,317	52,388	(6,071)
Oppenheimer Main Street Fund	5,650	1,933	3,717
Oppenheimer Global Strategic Income Fund	7,170	7,223	(53)
Oppenheimer Main Street Mid Cap Fund	17,103	53,582	(36,479)
Oppenheimer Developing Markets Fund	21,965	76,336	(54,371)
Oppenheimer Capital Income Fund	20	—	20
Oppenheimer International Bond Fund	33,798	50,110	(16,312)
Oppenheimer Mid Cap Value Fund	5,392	15,340	(9,948)
Oppenheimer Main Street All Cap Fund®	6,760	9,687	(2,927)
Oppenheimer Gold & Special Minerals Fund	39,880	43,774	(3,894)
Oppenheimer Real Estate Fund	24,782	34,390	(9,608)
Oppenheimer Equity Income Fund	77	1	76
Oppenheimer International Diversified Fund	2,920	472	2,448
Oppenheimer Rising Dividends Fund	162	70	92
Putnam Global Equity Fund	46	83	(37)
Putnam VT High Yield Fund	70	4,144	(4,074)
Putnam VT International Growth Fund	2,160	2,194	(34)
Putnam VT Sustainable Leaders Fund	243	1,363	(1,120)
Putnam VT Small Cap Value Fund	416	996	(580)
Pioneer Disciplined Value Fund	1,560	1,228	332
Pioneer Equity Income Fund	1,768	677	1,091
Pioneer Fundamental Growth Fund	357	123	234
AllianzGI NFJ International Value Fund	288	2	286
AllianzGI NFJ Small-Cap Value Fund	6,569	19,630	(13,061)
AllianzGI NFJ Dividend Value Fund	101,787	169,518	(67,731)
AMG Managers Cadence Mid Cap Fund	749	427	322
PIMCO Emerging Markets Bond Fund	2,209	6,322	(4,113)
Pioneer Fund	11,777	15,445	(3,668)
Pioneer High Yield Fund	14,301	19,027	(4,726)
Pioneer Strategic Income Fund	98,094	100,349	(2,255)
Pioneer Mid Cap Value Fund	6,392	17,149	(10,757)
Pioneer Select Mid Cap Growth Fund	2,555	4,316	(1,761)
PIMCO Total Return ESG Fund	2,018	1,496	522
Putnam Equity Income Fund	9,699	9,147	552
Putnam High Yield Fund	17,241	28,946	(11,705)
Putnam International Equity Fund	1,259	4,414	(3,155)
Putnam Sustainable Leaders Fund	1	181	(180)
Putnam International Capital Opportunities Fund	4,149	4,296	(147)
Putnam Small Cap Growth Fund	1,476	4,622	(3,146)
Royce Total Return Fund	85,269	29,064	56,205
Royce Smaller-Companies Growth Fund	1,134	1,768	(634)
Royce Small-Cap Value Fund	32,388	21,242	11,146
Columbia Large Cap Value Fund	563	819	(256)
Columbia Small/Mid Cap Value Fund	8,217	6,054	2,163
RidgeWorth Ceredex Small Cap Value Equity Fund	13,244	20,004	(6,760)
RidgeWorth Ceredex Mid-Cap Value Equity Fund	10,977	15,861	(4,884)
RidgeWorth Seix Total Return Bond Fund	664	354	310
RidgeWorth Ceredex Large Cap Value Equity Fund	1,996	4,587	(2,591)
DWS Equity Dividend Fund	887	3,802	(2,915)
DWS Capital Growth Fund	127	15	112
DWS Enhanced Emerging Markets Fixed Income	224	1,296	(1,072)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
SSgA S&P 500 Index Fund	9,828	7,433	2,395
DWS Core Equity VIP	48	1,001	(953)
DWS Global Growth Fund	497	421	76
Select Overseas Fund	1,778	7,775	(5,997)
MassMutual Select Total Return Bond Fund	4,384	5,694	(1,310)
MassMutual Blue Chip Growth Fund	1,193	598	595
Select T. Rowe Price/Frontier MC Gr II Fund	10,101	5,984	4,117
Select Western Strategic Bond Fund	3,182	1,781	1,401
ClearBridge Appreciation Fund	9,050	5,700	3,350
ClearBridge Aggressive Growth Fund	107	2,187	(2,080)
ClearBridge All Cap Value Fund	626	91	535
ClearBridge Mid Cap Fund	5,823	8,926	(3,103)
ClearBridge Small Cap Growth Fund	6,489	9,706	(3,217)
Thornburg International Value Fund	55,325	52,848	2,477
Thornburg Value Fund	6,550	13,594	(7,044)
Thornburg Core Growth Fund	4,739	5,636	(897)
Timothy Plan Large/Mid Cap Value Fund	2,753	1,369	1,384
T. Rowe Price Growth Stock Fund, Inc.	106,246	177,757	(71,511)
T. Rowe Price Equity Income Fund	14,180	12,713	1,467
T. Rowe Price Retirement 2010 Fund	17,536	19,575	(2,039)
T. Rowe Price Retirement 2020 Fund	122,698	86,939	35,759
T. Rowe Price Retirement 2030 Fund	141,100	78,919	62,181
T. Rowe Price Retirement 2040 Fund	91,367	59,002	32,365
T. Rowe Price Retirement 2050 Fund	51,978	46,505	5,473
T. Rowe Price Retirement Balanced Fund	34,569	7,731	26,838
UBS Global Allocation Fund	95	39	56
UBS US Allocation Fund	23	—	23
Vanguard Small-Cap Index Fund	1,980	51,342	(49,362)
Vanguard Mid-Cap Index Fund	2,653	35,327	(32,674)
Vanguard Total Bond Market Index Fund	3,911	12,987	(9,076)
Vanguard Total Stock Market Index Fund	3,348	42,040	(38,692)
Victory Diversified Stock Fund	4,135	4,624	(489)
Victory Special Value Fund	6,199	12,453	(6,254)
Victory Sycamore Small Company Opportunity Fund	31,179	59,553	(28,374)
Victory Sycamore Established Value Fund	32,495	29,490	3,005
Invesco Small Cap Discovery Fund	22,188	35,412	(13,224)
Invesco Comstock Fund	29,344	31,354	(2,010)
Invesco Equity and Income Fund	54,985	125,047	(70,062)
Invesco Growth and Income Fund	25,647	48,764	(23,117)
Invesco Mid Cap Growth Fund	10,976	18,615	(7,639)
Invesco Quality Income Fund	17	1	16
Invesco Small Cap Value Fund	4,840	8,784	(3,944)
Invesco American Value Fund	307	349	(42)
Invesco Value Opportunities Fund	1,008	5,203	(4,195)
Invesco Diversified Dividend Fund	2,645	16,600	(13,955)
Invesco American Franchise Fund	8,724	8,575	149
Invesco Global Core Equity Fund	1,238	853	385
Vanguard 500 Index Fund	4,991	55,718	(50,727)
Wells Fargo International Equity Fund	518	60	458
Wells Fargo Core Bond Fund	1,396	3,839	(2,443)
Columbia Seligman Communications and Information Fund	3,669	5,635	(1,966)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Columbia Seligman Global Technology Fund	2,542	743	1,799
Columbia Select Small Cap Value Fund	168	130	38
TIAA-CREF Large Cap Value Index Fund	21,569	14,618	6,951
TIAA-CREF Large Cap Growth Fund	27,241	15,839	11,402
TIAA-CREF Bond Index Fund	3,124	477	2,647
TIAA-CREF Equity Index Fund	37,563	26,956	10,607
MM MSCI EAFE® International Index Fund	17,362	12,347	5,015
MassMutual RetireSMARTSM by JPMorgan 2015 Fund	3,696	13,195	(9,499)
MassMutual RetireSMARTSM by JPMorgan 2020 Fund	7,745	55,306	(47,561)
MassMutual RetireSMARTSM by JPMorgan 2025 Fund	15,741	56,619	(40,878)
MassMutual RetireSMARTSM by JPMorgan 2030 Fund	24,149	25,721	(1,572)
MassMutual RetireSMARTSM by JPMorgan 2035 Fund	30,358	46,289	(15,931)
MassMutual RetireSMARTSM by JPMorgan 2040 Fund	17,342	17,069	273
MassMutual RetireSMARTSM by JPMorgan 2045 Fund	17,183	26,590	(9,407)
MassMutual RetireSMARTSM by JPMorgan 2050 Fund	13,799	13,579	220
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	956	804	152
MassMutual RetireSMARTSM by JPMorgan 2055 Fund	10,636	11,335	(699)
American Century Heritage Fund	6,649	6,320	329
ClearBridge Small Cap Value Fund	11	3	8
Oak Ridge Small Cap Growth Fund	16,523	16,581	(58)
HIMCO VIT Index Fund	17,448	818,023	(800,575)
Oppenheimer Corporate Bond Fund	158	15	143
MassMutual Premier Strategic Emerging Markets Fund	538	—	538
MassMutual Premier Small Cap Opportunities Fund	3,984	770	3,214
MassMutual Select Small Cap Growth Equity Fund	44	—	44
Fidelity VIP Freedom 2035 Portfolio	649	—	649
Fidelity VIP Freedom 2040 Portfolio	7,276	7,276	—
Ivy Small Cap Growth Fund	40,061	11,562	28,499
T. Rowe Price Retirement 2060 Fund	276	2	274
MSIF Global Opportunity Portfolio	3,007	328	2,679
JPMorgan U.S. Government Money Market Fund	42,531	41,102	1,429
American Century U.S. Government Money Market Fund	25,906	37,327	(11,421)
Invesco Balanced-Risk Commodity Strategy Fund	294	132	162
Columbia Select International Equity Fund	—	40	(40)
Putnam Growth Opportunities Fund	59	1	58
John Hancock New Opportunities Fund	1,358	7,681	(6,323)
Columbia Large Cap Growth III	5,328	8,126	(2,798)
Hartford Global Capital Appreciation Fund	3,359	61,281	(57,922)
Victory RS Value Fund	287	19,470	(19,183)
Pioneer Global Equity Fund	18,491	27,750	(9,259)
BlackRock Advantage Small Cap Growth Fund	103,839	19,841	83,998
MassMutual Select T.Rowe Price Retire 2035 Fund	2,020	—	2,020
BlackRock S&P 500 Index V.I. Fund	1,226,228	138,937	1,087,291
Hartford International Equity Fund	121,808	78,333	43,475
BNY Mellon Insight Core Plus Fund	67,967	773	67,194
MM Russell 2000® Small Cap Index Fund	3,148	5,774	(2,626)
MM S&P 500® Index Fund	120,455	121,861	(1,406)
MM S&P Mid Cap Index Fund	64,833	65,995	(1,162)
Russell Balanced Strategy Fund	5,193	1,602	3,591
Russell Conservative Strategy Fund	84	6	78
Russell Equity Growth Strategy Fund	72	—	72

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Russell Growth Strategy Fund	7,796	1,459	6,337
Russell Moderate Strategy Fund	2,812	811	2,001
PIMCO Total Return Fund	212,467	381,344	(168,877)
PIMCO Real Return Fund	185,794	321,103	(135,309)

The changes in units outstanding for the period ended December 31, 2017 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Century Equity Income Fund	184,090	281,087	(96,997)
American Century Growth Fund	8,530	153,395	(144,865)
American Century Ultra® Fund	1,337	2,788	(1,451)
American Century VP Balanced Fund	109	477	(368)
American Century VP International Fund	5,766	—	5,766
American Century Small Cap Value Fund	8,167	24,268	(16,101)
American Century Large Company Value Fund	650	808	(158)
American Century Inflation-Adjusted Bond Fund	7,591	11,659	(4,068)
American Century Equity Growth Fund	19,640	9,076	10,564
American Century VP Income & Growth Fund	284	545	(261)
American Century VP Ultra Fund	2,375	957	1,418
American Century VP Value Fund	1,077	6,813	(5,736)
American Century Mid Cap Value Fund	11,803	10,622	1,181
Invesco V.I. Small Cap Equity Fund	51	6,715	(6,664)
Invesco V.I. Diversified Dividend Fund	—	1,974	(1,974)
Invesco European Growth Fund	20,258	35,569	(15,311)
Invesco International Growth Fund	7,608	8,400	(792)
Invesco Mid Cap Core Equity Fund	14,737	13,193	1,544
Invesco Small Cap Growth Fund	10,036	16,836	(6,800)
Invesco Real Estate Fund	36,066	58,298	(22,232)
Invesco Small Cap Equity Fund	25,216	27,900	(2,684)
Invesco Developing Markets Fund	107,931	97,705	10,226
American Century Diversified Bond Fund	5,187	1,211	3,976
Domini Impact Equity Fund	12,173	12,664	(491)
AB Global Bond Fund	6,452	1,416	5,036
AB Global Risk Allocation Fund	1,967	2,221	(254)
AB Relative Value Fund	7,105	5,725	1,380
AB International Growth Fund	19,763	15,105	4,658
AB International Value Fund	17,858	32,960	(15,102)
AB Growth Fund	1,689	225	1,464
AB Discovery Growth Fund	12,195	12,157	38
AB Discovery Value Fund	13,903	27,148	(13,245)
AB Value Fund	534	965	(431)
AB High Income Fund	40,793	29,322	11,471
American Funds AMCAP Fund®	33,119	43,895	(10,776)
American Funds American Balanced Fund®	138,853	193,380	(54,527)
American Funds Capital Income Builder®	275,869	446,314	(170,445)
American Funds EuroPacific Growth Fund	245,587	438,161	(192,574)
American Funds Fundamental Investors FundSM	172,064	350,808	(178,744)
American Funds New Perspective Fund®	111,952	165,904	(53,952)
American Funds The Bond Fund of America®	100,794	161,036	(60,242)
American Funds The Growth Fund of America®	363,873	594,830	(230,957)
American Funds The Income Fund of America®	129,811	242,293	(112,482)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds The Investment Company of America®	134,911	227,600	(92,689)
American Funds The New Economy Fund®	49,324	55,778	(6,454)
American Funds Washington Mutual Investors FundSM	55,038	89,979	(34,941)
American Funds American Mutual Fund®	50,601	84,987	(34,386)
American Funds Capital World Growth and Income Fund®	153,025	322,918	(169,893)
American Funds SMALLCAP World Fund®	19,197	32,013	(12,816)
New World Fund	29,189	13,225	15,964
Ariel Appreciation Fund	1,126	1,070	56
Ariel Fund	1,183	185	998
Artisan Mid Cap Value Fund	3,777	20,903	(17,126)
Ave Maria Rising Dividend Fund	30,218	72,817	(42,599)
Ave Maria Value Fund	3,209	14,202	(10,993)
Ave Maria Growth Fund	15,554	31,458	(15,904)
BlackRock LifePath® Dynamic 2020 Fund	245,357	337,500	(92,143)
BlackRock LifePath® Dynamic 2030 Fund	299,075	319,131	(20,056)
BlackRock LifePath® Dynamic 2040 Fund	472,862	496,730	(23,868)
BlackRock LifePath® Dynamic Retirement Fund	30,239	85,825	(55,586)
BlackRock LifePath® Dynamic 2050 Fund	63,297	57,307	5,990
BlackRock LifePath® Dynamic 2025 Fund	17,261	17,203	58
BlackRock LifePath® Dynamic 2035 Fund	5,064	9,390	(4,326)
BlackRock LifePath® Dynamic 2045 Fund	3,051	3,211	(160)
BlackRock LifePath® Dynamic 2055 Fund	6,712	5,539	1,173
Baron Small Cap Fund	4,482	12,339	(7,857)
BlackRock U.S. Government Bond Portfolio	3,501	3,560	(59)
BlackRock Equity Dividend Fund	18,747	55,534	(36,787)
BlackRock Capital Appreciation Fund	1,934	1,721	213
BlackRock Advantage Large Cap Growth Fund	1,287	5,225	(3,938)
Calvert VP SRI Balanced Portfolio	160	313	(153)
Calvert Equity Fund	49,053	94,834	(45,781)
Calvert Bond Fund	35,167	42,983	(7,816)
Calvert Income Fund	9,921	34,194	(24,273)
Columbia Contrarian Core Fund	6,579	5,606	973
Columbia Small Cap Value I Fund	1,565	1,492	73
Columbia Mid Cap Value Fund	14,640	39,409	(24,769)
Columbia Acorn Fund	4,842	9,471	(4,629)
CRM Mid Cap Value Fund	7,470	5,852	1,618
Columbia Disciplined Small Core Fund	2,437	3,159	(722)
Calamos Global Equity Fund	24	30	(6)
Calamos International Growth Fund	459	1	458
Davis Financial Fund	7,663	7,322	341
Davis New York Venture Fund	44,131	95,872	(51,741)
Davis Opportunity Fund	5,435	9,487	(4,052)
Delaware Diversified Income Fund	27,761	15,606	12,155
Delaware Extended Duration Bond Fund	1,761	2,475	(714)
Dreyfus Bond Market Index Fund	296,751	182,361	114,390
Dreyfus VIF Appreciation Portfolio	63	—	63
Dreyfus International Stock Index Fund	2,144	1,929	215
Dreyfus MidCap Index Fund	117,728	85,425	32,303
Dreyfus SmallCap Stock Index Fund	101,242	71,756	29,486
Dreyfus VIF Growth and Income Portfolio	4	74	(70)
Dreyfus VIF Quality Bond Portfolio Fund	315	1,961	(1,646)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	90	—	90
Dreyfus S&P 500 Index Fund	387,387	280,077	107,310
Dreyfus Intermediate Term Income Fund	1,771	28,165	(26,394)
Eaton Vance Large-Cap Value Fund	45,120	130,984	(85,864)
Eaton Vance Dividend Builder Fund	30,091	34,021	(3,930)
Eaton Vance Worldwide Health Sciences Fund	4,996	6,715	(1,719)
Eaton Vance Income Fund of Boston	76,567	62,273	14,294
Eaton Vance Balanced Fund	1,797	17	1,780
Eaton Vance Atlanta Capital SMID-Cap Fund	10,084	15,630	(5,546)
Wells Fargo Asset Allocation Fund	1,821	1,845	(24)
Wells Fargo Emerging Markets Equity Fund	30,082	57,495	(27,413)
Wells Fargo Utility & Telecommunications Fund	147	527	(380)
Alger Capital Appreciation Institutional Portfolio	60,060	69,651	(9,591)
Alger Mid Cap Growth Institutional Fund	27,876	30,730	(2,854)
Alger Small Cap Growth Institutional Fund	5,218	8,151	(2,933)
Nuveen Mid Cap Index Fund*	23,852	197,930	(174,078)
Nuveen Small Cap Index*	583	2,350	(1,767)
Nuveen Equity Index Fund*	2,761	58,268	(55,507)
Nuveen Mid Cap Growth Opportunities Fund	1,506	3,787	(2,281)
Nuveen Small Cap Select Fund	442	2,425	(1,983)
Nuveen Santa Barbara Dividend Growth Fund	370	1	369
Fidelity Advisor Equity Growth Fund	3,399	1,757	1,642
Fidelity Advisor Value Strategies Fund	1,754	1,963	(209)
Fidelity Advisor Leveraged Company Stock Fund	26,887	115,257	(88,370)
Federated Equity Income Fund, Inc.	822	5,214	(4,392)
Federated Fund for U.S. Government Securities Fund	6,544	13,501	(6,957)
Federated MDT Mid Cap Growth Fund	5,985	5,541	444
Federated High Income Bond Fund	132	3,599	(3,467)
Federated Kaufmann Fund	46,272	99,377	(53,105)
Federated Short-Term Income Fund	—	227	(227)
Federated Total Return Bond Fund	1,298	6,487	(5,189)
Federated Clover Small Value Fund	2,505	1,556	949
Federated International Leaders Fund	133	121	12
Fidelity® VIP Growth Opportunities Portfolio	5,583	2,101	3,482
Fidelity® VIP Overseas Portfolio	585	1	584
Fidelity® VIP Value Strategies Portfolio	253	160	93
Fidelity® VIP Balanced Portfolio	6,056	8,627	(2,571)
Fidelity® VIP Growth & Income Portfolio	3,270	2,633	637
Fidelity® VIP Freedom 2020 Portfolio	184	1,995	(1,811)
Fidelity® VIP Freedom 2030 Portfolio	60	3,751	(3,691)
Fidelity® VIP Freedom 2015 Portfolio	—	144	(144)
Fidelity® VIP Freedom 2025 Portfolio	77	5,888	(5,811)
Fidelity Advisor® Stock Selector All Cap Fund	114	29	85
Templeton Global Opportunities Trust	945	1,094	(149)
Templeton Developing Markets Trust	16,782	24,530	(7,748)
Franklin High Income Fund	12,100	39,072	(26,972)
Franklin Strategic Income Fund	37,735	94,593	(56,858)
Templeton Global Bond Fund	134,193	130,890	3,303
Franklin U.S. Government Securities Fund	12,795	14,219	(1,424)
Franklin Small Cap Value Fund	28,847	43,102	(14,255)
Franklin Mutual Global Discovery Fund	199,283	290,540	(91,257)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Templeton Growth Fund	24,428	46,008	(21,580)
Franklin Income Fund	118,439	193,896	(75,457)
Franklin Growth Fund	227,443	195,880	31,563
Franklin Total Return Fund	13,069	13,388	(319)
Franklin Balance Sheet Investment Fund	4,204	17,089	(12,885)
Franklin Mutual Beacon Fund	21,401	46,894	(25,493)
Franklin Mutual Shares Fund	29,072	47,456	(18,384)
Franklin Small-Mid Cap Growth Fund	22,245	61,501	(39,256)
Franklin Conservative Allocation Fund	48,473	78,115	(29,642)
Franklin Growth Allocation Fund	142,474	159,759	(17,285)
Franklin Moderate Allocation Fund	99,651	173,557	(73,906)
Templeton Foreign Fund	41,119	124,649	(83,530)
Franklin Small-Mid Cap Growth Fund	760	4,362	(3,602)
Highland Premier Growth Equity	1,070	2,164	(1,094)
Goldman Sachs Income Builder Fund	2,678	1,647	1,031
Goldman Sachs Capital Growth Fund	21	21	—
Goldman Sachs Core Fixed Income Fund	5,588	6,683	(1,095)
Goldman Sachs U.S. Equity Insights Fund	1	37	(36)
Goldman Sachs Government Income Fund	20,268	27,571	(7,303)
Goldman Sachs Equity Income Fund	2,002	3,683	(1,681)
Goldman Sachs Growth Opportunities Fund	16,600	24,973	(8,373)
Goldman Sachs Focused International Equity Fund	1,272	1,405	(133)
Goldman Sachs Mid Cap Value Fund	33,429	60,369	(26,940)
Goldman Sachs Small Cap Value Fund	121,876	111,423	10,453
Goldman Sachs Strategic Growth Fund	1,441	1,307	134
Goldman Sachs High Yield Fund	22,388	45,456	(23,068)
Goldman Sachs Large Cap Value Fund	12,427	15,442	(3,015)
Goldman Sachs Small/Mid Cap Growth Fund	692	2,206	(1,514)
Goldman Sachs Satellite Strategies Portfolio	15	—	15
Frost Value Equity Fund	5	—	5
Hartford Balanced HLS Fund	12,078	58,505	(46,427)
Hartford Total Return Bond HLS Fund	88,027	229,089	(141,062)
Hartford Capital Appreciation HLS Fund	27,214	127,261	(100,047)
Hartford Dividend and Growth HLS Fund	110,188	582,091	(471,903)
The Hartford Healthcare HLS Fund	45,506	79,914	(34,408)
Hartford Global Growth HLS Fund	37,667	42,438	(4,771)
Hartford Growth Opportunities HLS Fund	64,528	113,899	(49,371)
Hartford International Opportunities HLS Fund	7,557	17,072	(9,515)
Hartford MidCap HLS Fund	18,251	90,090	(71,839)
Hartford Ultrashort Bond HLS Fund	60,138	97,518	(37,380)
Hartford Small Company HLS Fund	45,482	114,188	(68,706)
Hartford Small Cap Growth HLS Fund	7,550	10,569	(3,019)
Hartford Stock HLS Fund	21,053	69,512	(48,459)
Hartford U.S. Government Securities HLS Fund	10,771	18,908	(8,137)
Hartford Value HLS Fund	19,860	25,329	(5,469)
The Hartford Checks and Balances Fund	3,646	5,198	(1,552)
The Hartford High Yield	754	357	397
The Hartford Dividend and Growth Fund	14,176	19,362	(5,186)
The Hartford International Opportunities Fund	13,260	15,570	(2,310)
The Hartford MidCap Fund	23,000	19,949	3,051
The Hartford Small Company Fund	13,679	42,351	(28,672)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
The Hartford Total Return Bond Fund	28,561	22,873	5,688
The Hartford Healthcare Fund	2,187	2,965	(778)
The Hartford Growth Opportunities Fund	1,997	2,464	(467)
The Hartford Value Opportunities Fund	115	113	2
Hartford Moderate Allocation Fund	47,130	67,981	(20,851)
The Hartford Conservative Allocation Fund	18,727	24,569	(5,842)
The Hartford Capital Appreciation Fund	98,200	217,954	(119,754)
The Hartford Growth Allocation Fund	98,484	141,838	(43,354)
The Hartford Inflation Plus Fund	8,553	7,938	615
The Hartford Equity Income Fund	5,123	3,849	1,274
The Hartford Balanced Income Fund	10,277	6,782	3,495
The Hartford International Small Company Fund	3,425	21,073	(17,648)
The Hartford MidCap Value Fund	1,609	1,467	142
Hotchkis and Wiley Large Cap Value Fund	6,662	9,594	(2,932)
Invesco V.I. Technology Fund	10,769	204	10,565
Invesco Technology Fund	12,545	4,857	7,688
Ivy Natural Resources Fund	74,940	97,268	(22,328)
Ivy Large Cap Growth Fund	5,570	10,009	(4,439)
Ivy Science & Technology Fund	16,398	21,084	(4,686)
Ivy Asset Strategy Fund	8,763	74,088	(65,325)
Janus Henderson Forty Portfolio	1,509	4,535	(3,026)
Janus Henderson Global Research Portfolio	316	2,879	(2,563)
Janus Henderson Enterprise Portfolio	2,272	817	1,455
Janus Henderson Balanced Portfolio	530	1,264	(734)
Janus Henderson Overseas Portfolio	7,440	1,650	5,790
Janus Henderson Flexible Bond Fund	453	9	444
Janus Henderson Forty Fund	50,343	94,530	(44,187)
Janus Henderson Balanced Fund	29,758	37,846	(8,088)
Janus Henderson Enterprise Fund	10,672	14,983	(4,311)
Janus Henderson Overseas Fund	35,519	52,610	(17,091)
Janus Henderson Global Research Fund	1,288	5,160	(3,872)
Janus Henderson Mid Cap Value Fund	30,330	10,663	19,667
Prudential Jennison Natural Resources Fund, Inc.	64,104	70,583	(6,479)
Prudential Jennison Mid-Cap Growth Fund, Inc.	4,080	6,570	(2,490)
Prudential Jennison 20/20 Focus Fund	1,964	6,379	(4,415)
JPMorgan Large Cap Growth Fund	356	—	356
JPMorgan Core Bond Fund	90,029	37,856	52,173
JPMorgan Small Cap Equity Fund	135	102	33
JPMorgan Small Cap Growth Fund	5,138	5,878	(740)
JPMorgan Small Cap Value Fund	1,717	469	1,248
JPMorgan U.S. Equity Fund	16,974	20,557	(3,583)
JPMorgan SmartRetirement 2015 Fund*	19,636	163,234	(143,598)
JPMorgan SmartRetirement 2020 Fund	190,402	161,255	29,147
JPMorgan SmartRetirement 2025 Fund	122,639	102,310	20,329
JPMorgan SmartRetirement 2030 Fund	201,980	184,323	17,657
JPMorgan SmartRetirement 2035 Fund	113,102	77,002	36,100
JPMorgan SmartRetirement 2040 Fund	174,144	110,767	63,377
JPMorgan SmartRetirement 2045 Fund	86,550	77,530	9,020
JPMorgan SmartRetirement 2050 Fund	89,480	99,891	(10,411)
JPMorgan SmartRetirement Income Fund*	163,888	37,542	126,346
JP Morgan Smart Retirement 2055 Fund	33,904	6,408	27,496

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Keeley Small Cap Value Fund	30,096	40,458	(10,362)
Loomis Sayles Bond Fund	78,692	82,407	(3,715)
LKCM Aquinas Catholic Equity Fund	2,923	24,196	(21,273)
Lord Abbett Affiliated Fund	11,459	17,747	(6,288)
Lord Abbett Fundamental Equity Fund	28,341	51,702	(23,361)
Lord Abbett Bond Debenture Fund	70,778	97,566	(26,788)
Lord Abbett Growth Opportunities Fund	1,348	951	397
Lord Abbett Calibrated Dividend Growth Fund	2,388	2,659	(271)
Lord Abbett Total Return Fund	90,757	57,668	33,089
Lord Abbett Developing Growth Fund	18,106	26,235	(8,129)
Lord Abbett International Equity Inv Opt	12,043	9,159	2,884
Lord Abbett Value Opportunities Fund	77,194	85,467	(8,273)
Clearbridge Value Trust	5,061	8,638	(3,577)
BMO Mid-Cap Value Fund	86,439	64,665	21,774
MassMutual RetireSMARTSM 2010 Fund	725	1,322	(597)
MFS® Emerging Markets Debt Fund	15,244	25,245	(10,001)
Massachusetts Investors Growth Stock Fund	7,717	37,279	(29,562)
MFS High Income Fund	4,296	9,746	(5,450)
MFS International New Discovery Fund	1,306	2,176	(870)
MFS Mid Cap Growth Fund	2,418	5,109	(2,691)
MFS New Discovery Fund	66,780	69,852	(3,072)
MFS Research International Fund	86,282	117,782	(31,500)
MFS Total Return Fund	52,807	52,654	153
MFS Utilities Fund	41,629	110,947	(69,318)
MFS Value Fund	105,700	124,886	(19,186)
MFS Total Return Bond Fund	120,577	53,658	66,919
MFS Massachusetts Investors Trust	6,298	13,693	(7,395)
MFS International Growth Fund	9,371	15,633	(6,262)
MFS Core Equity Fund	2,044	27,958	(25,914)
MFS Government Securities Fund	109,509	73,929	35,580
MFS International Value Fund	84,202	96,165	(11,963)
MFS Technology Fund	119	122	(3)
MFS Core Equity Series	102	96	6
MFS Utilities Series	910	1,746	(836)
MFS Growth Fund	2,858	1,563	1,295
MFS High Yield Portfolio	2,640	1,239	1,401
BlackRock Global Allocation Fund, Inc.	183,943	236,705	(52,762)
BlackRock Advantage Large Cap Core Fund	981	1,613	(632)
BlackRock Advantage U.S. Total Market Fund	353	653	(300)
BlackRock Small Cap Growth Fund II	22,728	23,092	(364)
BlackRock Mid Cap Dividend Fund	19,481	56,826	(37,345)
BlackRock International Dividend Fund	33,485	40,325	(6,840)
BlackRock Mid Cap Growth Equity Portfolio	3,150	7,853	(4,703)
Victory Munder Mid-Cap Core Growth Fund	14,785	31,501	(16,716)
Neuberger Berman Socially Responsive Fund	34,677	38,230	(3,553)
Nuveen NWQ International Value Fund	612	94	518
The Oakmark International Small Cap Fund	746	1,279	(533)
The Oakmark Equity and Income Fund	5,606	113,936	(108,330)
Oppenheimer Capital Appreciation Fund	1,257	13,287	(12,030)
Oppenheimer Global Fund	21,372	60,555	(39,183)
Oppenheimer Global Opportunities Fund	25,917	9,366	16,551

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Oppenheimer International Growth Fund	59,259	63,792	(4,533)
Oppenheimer Main Street Fund*	21,548	6,206	15,342
Oppenheimer Global Strategic Income Fund	30,406	48,943	(18,537)
Oppenheimer Main Street Mid Cap Fund	100,980	84,966	16,014
Oppenheimer Developing Markets Fund	41,423	66,876	(25,453)
Oppenheimer Equity Fund*	17,216	31,908	(14,692)
Oppenheimer Capital Income Fund	100	141	(41)
Oppenheimer International Bond Fund	65,771	121,708	(55,937)
Oppenheimer Mid Cap Value Fund	5,838	9,450	(3,612)
Oppenheimer Main Street All Cap Fund®	12,257	20,092	(7,835)
Oppenheimer Gold & Special Minerals Fund	84,956	113,541	(28,585)
Oppenheimer Real Estate Fund	26,406	47,314	(20,908)
Oppenheimer Equity Income Fund	2,395	25,163	(22,768)
Oppenheimer International Diversified Fund	2,892	4,178	(1,286)
Oppenheimer Rising Dividends Fund	173	462	(289)
Putnam Global Equity Fund	528	87	441
Putnam VT High Yield Fund	2,159	1,080	1,079
Putnam VT International Growth Fund	473	483	(10)
Putnam VT Multi-Cap Growth Fund	356	2,837	(2,481)
Putnam VT Small Cap Value Fund	619	5,955	(5,336)
Pioneer Disciplined Value Fund	4,362	4,282	80
Pioneer Emerging Markets Fund*	60,012	229,076	(169,064)
Pioneer Equity Income Fund	628	1	627
Pioneer Fundamental Growth Fund	1,386	10	1,376
AllianzGI NFJ International Value Fund	204	4,569	(4,365)
AllianzGI NFJ Small-Cap Value Fund	15,736	49,442	(33,706)
AllianzGI NFJ Dividend Value Fund	122,264	142,618	(20,354)
AMG Managers Cadence Mid Cap Fund	300	68	232
PIMCO Emerging Markets Bond Fund	10,006	20,381	(10,375)
Pioneer Fund	8,700	5,367	3,333
Pioneer High Yield Fund	26,247	73,963	(47,716)
Pioneer Strategic Income Fund	119,307	85,504	33,803
Pioneer Mid Cap Value Fund	14,679	15,583	(904)
Pioneer Select Mid Cap Growth Fund	3,735	6,247	(2,512)
PIMCO Total Return ESG Fund	4,086	12,014	(7,928)
Putnam Equity Income Fund	21,000	18,522	2,478
Putnam High Yield Fund	34,814	30,931	3,883
Putnam International Equity Fund	3,510	6,662	(3,152)
Putnam Multi-Cap Growth Fund	29	115	(86)
Putnam International Capital Opportunities Fund	7,108	11,419	(4,311)
Putnam Small Cap Growth Fund	5,799	12,430	(6,631)
Royce Total Return Fund	6,510	5,700	810
Royce Smaller-Companies Growth Fund	9,377	10,354	(977)
Royce Small-Cap Value Fund	5,012	7,737	(2,725)
Columbia Diversified Equity Income Fund	1,061	831	230
Columbia Small/Mid Cap Value Fund	5,581	6,526	(945)
RidgeWorth Ceredex Small Cap Value Equity Fund	5,937	10,295	(4,358)
RidgeWorth Ceredex Mid-Cap Value Equity Fund	7,620	7,462	158
RidgeWorth Seix Total Return Bond Fund	1,373	2,322	(949)
RidgeWorth Ceredex Large Cap Value Equity Fund	2,983	9,533	(6,550)
Deutsche Equity Dividend Fund	1,118	1,962	(844)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Deutsche Capital Growth Fund	95	235	(140)
Deutsche Enhanced Emerging Markets Fixed Income	351	174	177
SSgA S&P 500 Index Fund	21,493	39,764	(18,271)
Deutsche Core Equity VIP	76	758	(682)
Deutsche Global Growth Fund	3,841	5,040	(1,199)
Select Overseas Fund	537	—	537
MassMutual Select Total Return Bond Fund	5,022	3,655	1,367
Select T. Rowe Price/Frontier MC Gr II Fund	4,330	1,034	3,296
Select Western Strategic Bond Fund	9,382	4,062	5,320
ClearBridge Appreciation Fund	10,884	10,863	21
ClearBridge Aggressive Growth Fund	741	1,632	(891)
ClearBridge All Cap Value Fund	108	1	107
ClearBridge Mid Cap Fund	14,987	12,057	2,930
ClearBridge Small Cap Growth Fund	8,018	6,891	1,127
Thornburg International Value Fund	53,901	97,071	(43,170)
Thornburg Value Fund	21,499	25,125	(3,626)
Thornburg Core Growth Fund	15,157	19,195	(4,038)
Timothy Plan Large/Mid Cap Value Fund	1,632	7,809	(6,177)
T. Rowe Price Growth Stock Fund, Inc.	105,656	186,755	(81,099)
T. Rowe Price Equity Income Fund	21,030	35,644	(14,614)
T. Rowe Price Retirement 2010 Fund	10,594	41,106	(30,512)
T. Rowe Price Retirement 2020 Fund	204,107	271,992	(67,885)
T. Rowe Price Retirement 2030 Fund	276,133	236,867	39,266
T. Rowe Price Retirement 2040 Fund	179,761	156,054	23,707
T. Rowe Price Retirement 2050 Fund	61,015	45,291	15,724
T. Rowe Price Retirement Balanced Fund	19,809	36,147	(16,338)
UBS Global Allocation Fund	151	359	(208)
UBS US Allocation Fund	577	576	1
Vanguard Small-Cap Index Fund	2,566	34,527	(31,961)
Vanguard Mid-Cap Index Fund	1,673	26,873	(25,200)
Vanguard Total Bond Market Index Fund	3,885	21,526	(17,641)
Vanguard Total Stock Market Index Fund	10,222	34,621	(24,399)
Victory Diversified Stock Fund	6,388	7,425	(1,037)
Victory Special Value Fund	19,534	27,699	(8,165)
Victory Sycamore Small Company Opportunity Fund	65,193	68,900	(3,707)
Victory Sycamore Established Value Fund	97,216	52,571	44,645
Invesco Small Cap Discovery Fund	29,670	38,963	(9,293)
Invesco Comstock Fund	45,177	75,169	(29,992)
Invesco Equity and Income Fund	67,852	162,357	(94,505)
Invesco Growth and Income Fund	37,810	70,776	(32,966)
Invesco Mid Cap Growth Fund	45,843	70,583	(24,740)
Invesco Quality Income Fund	67	233	(166)
Invesco Small Cap Value Fund	17,002	21,373	(4,371)
Invesco American Value Fund	2,757	19,725	(16,968)
Invesco Value Opportunities Fund	6,476	6,049	427
Invesco Diversified Dividend Fund	4,766	12,034	(7,268)
Invesco American Franchise Fund	12,530	23,603	(11,073)
Invesco Global Core Equity Fund	1,225	789	436
Vanguard 500 Index Fund	3,681	71,381	(67,700)
Wells Fargo International Equity Fund	8,352	5,630	2,722
Wells Fargo Core Bond Fund	4,903	3,282	1,621

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Columbia Seligman Communications and Information Fund	15,030	12,756	2,274
Columbia Seligman Global Technology Fund	1,291	924	367
Columbia Select Smaller-Cap Value Fund	1,568	609	959
TIAA-CREF Large Cap Value Index Fund	24,707	6,273	18,434
TIAA-CREF Large Cap Growth Fund	20,128	15,773	4,355
TIAA-CREF Bond Index Fund	11,285	7,623	3,662
TIAA-CREF Equity Index Fund	54,670	30,904	23,766
MM MSCI EAFE® International Index Fund	42,044	62,371	(20,327)
MassMutual RetireSMARTSM 2015 Fund	14,541	8,671	5,870
MassMutual RetireSMARTSM 2020 Fund	13,783	21,326	(7,543)
MassMutual RetireSMARTSM 2025 Fund	40,091	31,755	8,336
MassMutual RetireSMARTSM 2030 Fund	22,593	6,087	16,506
MassMutual RetireSMARTSM 2035 Fund	36,323	1,619	34,704
MassMutual RetireSMARTSM 2040 Fund	26,948	17,038	9,910
MassMutual RetireSMARTSM 2045 Fund	19,045	11,855	7,190
MassMutual RetireSMARTSM 2050 Fund	13,484	14,637	(1,153)
MassMutual RetireSMARTSM In Retirement Fund	777	294	483
MassMutual RetireSMARTSM 2055	4,755	1,502	3,253
American Century Heritage Fund	9,471	10,340	(869)
ClearBridge Small Cap Value Fund	10	61	(51)
Oak Ridge Small Cap Growth Fund	9,931	23,265	(13,334)
HIMCO VIT Index Fund	78,291	149,821	(71,530)
Oppenheimer Corporate Bond Fund	4	—	4
MassMutual Premier Small Cap Opportunities Fund	17,792	8,586	9,206
Fidelity VIP Freedom 2040 Portfolio	3,556	3,556	—
Ivy Small Cap Growth Fund	40,486	839	39,647
MSIF Global Opportunity Portfolio	1,151	2,320	(1,169)
JPMorgan U.S. Government Money Market Fund	78,862	89,747	(10,885)
American Century U.S. Government Money Market Fund	31,954	21,174	10,780
Invesco Balanced-Risk Commodity Strategy Fund	1,779	484	1,295
Columbia Select International Equity Fund	—	72	(72)
Putnam Growth Opportunities Fund	74	1	73
John Hancock New Opportunities Fund	5,173	10,097	(4,924)
Columbia Large Cap Growth III	21,268	28,700	(7,432)
Hartford Global Capital Appreciation Fund	11,583	22,320	(10,737)
Victory RS Value Fund	386	25,290	(24,904)
Pioneer Global Equity Fund*	128,068	4,774	123,294
MM Russell 2000® Small Cap Index Fund	23,762	15,695	8,067
MM S&P 500® Index Fund	92,153	24,093	68,060
MM S&P Mid Cap Index Fund	142,519	61,174	81,345
Russell Balanced Strategy Fund	19,188	17,480	1,708
Russell Conservative Strategy Fund	657	2,840	(2,183)
Russell Equity Growth Strategy Fund	54	—	54
Russell Growth Strategy Fund	47,041	43,741	3,300
Russell Moderate Strategy Fund	38,667	34,924	3,743
PIMCO Total Return Fund	299,467	581,336	(281,869)
PIMCO Real Return Fund	218,170	335,408	(117,238)

  *  See Note I for additional information related to this Sub-Account.

6.  Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the funds merged into the surviving fund.

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century Equity Income Fund
2018	867,254	$7.90	to	$26.54	$29,721,065	—	to	1.25%	1.73%	to	1.74%	(11.34)%	to	(5.82)%
2017	985,005	8.91	to	28.18	35,240,030	—	to	1.25%	0.84%	to	1.57%	1.14%	to	11.66%
2016	1,082,002	25.23	to	35.87	34,434,131	—	to	1.25%	1.75%	to	1.76%	17.72%	to	19.20%
2015	1,164,853	21.44	to	30.10	30,961,715	—	to	1.25%	0.77%	to	2.06%	(0.90)%	to	2.31%
2014	1,919,063	15.72	to	21.63	31,464,660	0.15%	to	1.25%	2.21%	to	3.04%	5.59%	to	10.70%
American Century Growth Fund
2018	902,111	21.20	to	36.91	19,806,745	—	to	1.25%	—	to	0.22%	(3.13)%	to	(1.63)%
2017	1,039,414	21.55	to	38.11	23,330,262	—	to	1.25%	—	to	0.17%	28.21%	to	30.09%
2016	1,184,279	16.57	to	29.72	20,380,625	—	to	1.25%	0.31%	to	0.50%	2.56%	to	4.15%
2015	1,732,986	15.91	to	28.98	28,285,537	—	to	1.25%	0.11%	to	0.35%	3.02%	to	4.59%
2014	1,662,394	15.21	to	28.13	26,003,516	—	to	1.25%	0.03%	to	0.30%	9.57%	to	11.21%
American Century Ultra® Fund
2018	15,326	26.54	to	23.33	395,253	0.35%	to	1.25%	—	to	—	(0.85)%	to	0.05%
2017	15,161	26.53	to	23.53	391,486	0.35%	to	1.25%	—	to	—	29.95%	to	31.12%
2016	16,612	18.11	to	20.23	329,415	0.35%	to	1.25%	0.03%	to	0.03%	2.84%	to	3.77%
2015	13,450	17.61	to	19.50	256,044	0.35%	to	1.25%	—	to	—	4.56%	to	5.52%
2014	8,779	16.84	to	18.48	157,118	0.35%	to	1.25%	0.09%	to	0.13%	8.28%	to	9.22%
American Century VP Balanced Fund
2018	8,780	17.95	to	17.95	157,554	0.70%	to	0.70%	1.39%	to	1.39%	(4.50)%	to	(4.50)%
2017	9,663	18.79	to	18.79	181,590	0.70%	to	0.70%	1.54%	to	1.54%	13.12%	to	13.12%
2016	10,031	16.61	to	16.61	166,636	0.70%	to	0.70%	1.58%	to	1.58%	6.25%	to	6.25%
2015	10,703	15.64	to	15.64	167,356	0.70%	to	0.70%	1.71%	to	1.71%	(3.24)%	to	(3.24)%
2014	12,788	16.16	to	16.16	206,666	0.70%	to	0.70%	1.54%	to	1.54%	9.05%	to	9.05%
American Century VP International Fund
2018	1,098	13.21	to	13.21	14,508	0.70%	to	0.70%	2.38%	to	2.38%	(15.82)%	to	(15.82)%
2017	6,597	15.70	to	15.70	103,541	0.70%	to	0.70%	0.15%	to	0.15%	30.29%	to	30.29%
2016	831	12.05	to	12.05	10,009	0.70%	to	0.70%	1.01%	to	1.01%	(6.16)%	to	(6.16)%
2015	732	12.84	to	12.84	9,403	0.70%	to	0.70%	0.36%	to	0.36%	0.05%	to	0.05%
2014	642	12.83	to	12.83	8,239	0.70%	to	0.70%	—	to	—	(6.15)%	to	(6.15)%
American Century Small Cap Value Fund
2018	139,829	21.09	to	24.79	3,028,379	—	to	1.25%	0.33%	to	0.56%	(18.25)%	to	(17.07)%
2017	157,271	25.42	to	30.32	4,080,146	—	to	1.25%	0.09%	to	0.29%	(9.72)%	to	8.55%
2016	173,372	23.06	to	27.93	4,061,981	—	to	1.25%	0.46%	to	0.67%	24.24%	to	26.01%
2015	249,006	18.30	to	22.48	4,599,606	—	to	1.25%	0.13%	to	0.13%	(4.13)%	to	(2.67)%
2014	227,504	18.80	to	23.45	4,332,189	—	to	1.25%	0.37%	to	0.63%	2.89%	to	4.39%
American Century Large Company Value Fund
2018	2,661	13.62	to	16.27	36,629	0.75%	to	1.25%	1.62%	to	1.67%	(9.32)%	to	(8.86)%
2017	2,753	14.94	to	17.94	41,863	0.75%	to	1.25%	1.53%	to	1.55%	9.37%	to	9.91%
2016	2,911	13.59	to	16.41	40,079	0.75%	to	1.25%	1.65%	to	1.65%	13.73%	to	14.30%
2015	3,253	11.89	to	14.43	39,373	0.75%	to	1.25%	0.91%	to	1.02%	(5.28)%	to	(4.79)%
2014	3,414	12.49	to	15.23	44,098	0.75%	to	1.25%	1.11%	to	1.14%	11.17%	to	11.74%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century Inflation-Adjusted Bond Fund
2018	9,189	$12.67	to	$12.50	$117,264	0.75%	to	1.25%	2.62%	to	2.72%	(3.89)%	to	(3.41)%
2017	8,393	13.11	to	13.01	110,875	0.75%	to	1.25%	0.76%	to	1.68%	1.56%	to	2.07%
2016	12,461	12.81	to	13.36	157,040	0.85%	to	1.25%	1.58%	to	1.68%	3.09%	to	3.50%
2015	11,364	12.43	to	12.91	138,973	0.85%	to	1.25%	0.73%	to	0.74%	(3.52)%	to	(3.15)%
2014	9,814	12.88	to	13.33	124,245	0.85%	to	1.25%	1.02%	to	1.37%	(2.86)%	to	1.10%
American Century Equity Growth Fund
2018	17,231	21.37	to	19.82	361,702	0.65%	to	1.25%	0.73%	to	0.74%	(7.71)%	to	(7.15)%
2016	7,820	16.13	to	17.89	129,245	—	to	1.25%	1.19%	to	1.22%	8.32%	to	9.68%
2015	6,052	14.70	to	16.52	92,135	—	to	1.25%	0.45%	to	1.16%	(5.57)%	to	(2.34)%
2014	2,809	14.20	to	17.49	46,957	1.05%	to	1.25%	0.93%	to	1.09%	11.62%	to	11.88%
American Century VP Income & Growth Fund
2018	11,501	19.10	to	19.10	219,670	0.70%	to	0.70%	1.92%	to	1.92%	(7.52)%	to	(7.52)%
2017	11,604	20.65	to	20.65	239,650	0.70%	to	0.70%	2.38%	to	2.38%	19.65%	to	19.65%
2016	11,865	17.26	to	17.26	204,807	0.70%	to	0.70%	2.39%	to	2.39%	12.69%	to	12.69%
2015	21,221	15.32	to	15.32	325,045	0.70%	to	0.70%	2.10%	to	2.10%	(6.26)%	to	(6.26)%
2014	22,377	16.34	to	16.34	365,711	0.70%	to	0.70%	2.23%	to	2.23%	11.71%	to	11.71%
American Century VP Ultra Fund
2018	32,410	27.10	to	27.10	878,332	0.70%	to	0.70%	0.26%	to	0.26%	0.05%	to	0.05%
2017	34,178	27.09	to	27.09	925,765	0.70%	to	0.70%	0.36%	to	0.36%	31.31%	to	31.31%
2016	32,760	20.63	to	20.63	675,792	0.70%	to	0.70%	0.34%	to	0.34%	3.72%	to	3.72%
2015	33,382	19.89	to	19.89	663,935	0.70%	to	0.70%	0.44%	to	0.44%	5.51%	to	5.51%
2014	33,148	18.85	to	18.85	624,740	0.70%	to	0.70%	0.36%	to	0.36%	9.26%	to	9.26%
American Century VP Value Fund
2018	43,834	18.35	to	18.35	804,546	0.70%	to	0.70%	1.66%	to	1.66%	(9.79)%	to	(9.79)%
2017	44,417	20.35	to	20.35	903,701	0.70%	to	0.70%	1.65%	to	1.65%	7.99%	to	7.99%
2016	50,153	18.84	to	18.84	944,919	0.70%	to	0.70%	1.77%	to	1.77%	19.64%	to	19.64%
2015	51,098	15.75	to	15.75	804,667	0.70%	to	0.70%	2.14%	to	2.14%	(4.56)%	to	(4.56)%
2014	51,464	16.50	to	16.50	849,093	0.70%	to	0.70%	1.60%	to	1.60%	12.31%	to	12.31%
American Century Mid Cap Value Fund
2018	40,293	23.69	to	21.21	924,707	—	to	1.25%	0.78%	to	0.86%	(14.33)%	to	(13.25)%
2017	47,568	27.31	to	24.76	1,254,819	—	to	1.25%	1.31%	to	1.34%	9.95%	to	11.32%
2016	46,387	22.52	to	24.53	1,105,369	—	to	1.25%	1.24%	to	1.35%	20.98%	to	22.50%
2015	28,160	18.61	to	20.02	544,313	—	to	1.25%	0.59%	to	1.00%	(3.80)%	to	(3.01)%
2014	14,326	19.19	to	20.25	281,039	0.15%	to	1.25%	0.89%	to	0.94%	14.59%	to	15.88%
Invesco V.I. Small Cap Equity Fund
2018	5,258	15.47	to	15.47	81,318	0.70%	to	0.70%	—	to	—	(15.68)%	to	(15.68)%
2017	7,345	18.34	to	18.34	134,717	0.70%	to	0.70%	—	to	—	13.26%	to	13.26%
2016	14,009	16.19	to	16.19	226,878	0.70%	to	0.70%	—	to	—	11.28%	to	11.28%
2015	12,069	14.55	to	14.55	175,633	0.70%	to	0.70%	—	to	—	(6.17)%	to	(6.17)%
2014	13,547	15.51	to	15.51	210,118	0.70%	to	0.70%	—	to	—	1.64%	to	1.64%
Invesco V.I. Diversified Dividend Fund
2018	1,808	18.60	to	18.60	33,630	0.70%	to	0.70%	2.21%	to	2.21%	(8.22)%	to	(8.22)%
2017	2,586	20.27	to	20.27	52,423	0.70%	to	0.70%	1.24%	to	1.24%	7.82%	to	7.82%
2016	4,560	18.80	to	18.80	85,717	0.70%	to	0.70%	1.09%	to	1.09%	14.01%	to	14.01%
2015	8,749	16.49	to	16.49	144,250	0.70%	to	0.70%	1.75%	to	1.75%	1.34%	to	1.34%
2014	7,229	16.27	to	16.27	117,602	0.70%	to	0.70%	1.82%	to	1.82%	12.04%	to	12.04%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco European Growth Fund
2018	32,080	$11.54	to	$14.78	$354,928	—	to	1.25%	1.15%	to	1.16%	(19.86)%	to	(18.84)%
2017	31,442	14.22	to	18.44	431,104	—	to	1.25%	—	to	1.98%	25.33%	to	26.90%
2016	46,753	10.43	to	14.71	498,926	0.35%	to	1.25%	1.39%	to	1.45%	(3.95)%	to	(3.09)%
2015	45,735	10.76	to	15.32	505,528	0.35%	to	1.25%	1.46%	to	1.46%	3.29%	to	4.20%
2014	45,287	10.33	to	14.83	483,431	0.35%	to	1.25%	1.25%	to	1.82%	(7.36)%	to	(6.52)%
Invesco International Growth Fund
2018	19,747	11.14	to	14.57	260,156	0.50%	to	1.25%	0.71%	to	0.85%	(16.40)%	to	(15.76)%
2017	26,484	14.11	to	17.43	423,563	0.15%	to	1.25%	—	to	1.69%	21.12%	to	22.45%
2016	27,276	10.84	to	14.39	357,599	0.50%	to	1.25%	1.22%	to	1.23%	(2.10)%	to	(1.37)%
2015	26,398	11.64	to	14.70	351,214	0.15%	to	1.25%	—	to	1.14%	(3.79)%	to	(2.75)%
2014	110,184	11.97	to	15.28	1,363,016	0.15%	to	1.25%	1.26%	to	1.47%	(1.33)%	to	(0.25)%
Invesco Mid Cap Core Equity Fund
2018	15,855	15.93	to	17.05	259,068	0.50%	to	1.25%	0.10%	to	0.10%	(13.07)%	to	(12.41)%
2017	18,498	18.19	to	19.61	344,227	0.50%	to	1.25%	0.07%	to	0.16%	13.62%	to	14.47%
2016	16,954	15.89	to	17.26	301,774	0.50%	to	1.25%	0.31%	to	0.32%	10.62%	to	11.45%
2015	15,570	14.26	to	15.60	249,601	0.50%	to	1.25%	0.03%	to	0.04%	(5.55)%	to	(4.84)%
2014	14,730	14.98	to	16.52	248,186	0.50%	to	1.25%	—	to	0.01%	3.22%	to	4.00%
Invesco Small Cap Growth Fund
2018	83,101	31.03	to	22.59	2,042,057	—	to	1.25%	—	to	—	(16.83)%	to	(10.17)%
2017	77,355	37.31	to	25.15	1,780,165	—	to	1.25%	—	to	—	14.24%	to	23.40%
2016	84,155	11.69	to	37.57	1,558,215	0.35%	to	1.25%	—	to	—	9.92%	to	10.90%
2015	91,214	10.54	to	34.18	1,236,411	0.35%	to	1.25%	—	to	—	(3.06)%	to	(2.12)%
2014	83,566	10.77	to	35.26	1,118,320	0.35%	to	1.25%	—	to	—	4.92%	to	6.33%
Invesco Real Estate Fund
2018	137,129	22.83	to	37.71	4,067,494	—	to	1.25%	1.32%	to	1.67%	(6.84)%	to	(5.28)%
2017	170,630	24.10	to	40.48	5,152,583	—	to	1.25%	1.11%	to	1.53%	7.09%	to	8.86%
2016	192,862	22.14	to	37.80	5,510,208	—	to	1.25%	1.69%	to	1.97%	4.49%	to	6.18%
2015	248,643	20.85	to	36.17	6,584,943	—	to	1.25%	1.09%	to	1.54%	0.45%	to	2.07%
2014	239,057	20.43	to	36.01	6,302,368	—	to	1.25%	0.83%	to	1.21%	26.52%	to	28.65%
Invesco Small Cap Equity Fund
2018	49,327	16.46	to	17.22	788,453	—	to	1.25%	—	to	—	(16.22)%	to	(15.16)%
2017	56,688	19.41	to	20.56	1,074,842	—	to	1.25%	—	to	—	12.17%	to	13.58%
2016	59,372	17.09	to	18.33	990,828	—	to	1.25%	—	to	—	10.33%	to	11.72%
2015	62,433	15.29	to	16.61	938,387	—	to	1.25%	—	to	—	(6.80)%	to	(2.86)%
2014	55,793	17.09	to	17.82	896,834	0.35%	to	1.25%	—	to	—	0.89%	to	1.83%
Invesco Developing Markets Fund
2018	182,347	12.87	to	11.52	2,318,337	—	to	1.25%	1.37%	to	1.38%	(19.77)%	to	(18.75)%
2017	184,920	15.84	to	14.36	2,890,257	—	to	1.25%	0.69%	to	0.85%	28.73%	to	30.34%
2016	174,694	11.16	to	12.15	2,089,117	—	to	1.25%	0.89%	to	0.91%	18.27%	to	19.75%
2015	173,168	9.43	to	10.15	1,732,462	—	to	1.25%	0.98%	to	3.16%	(19.95)%	to	(19.71)%
2014	90,774	11.75	to	12.27	1,101,171	0.35%	to	1.25%	1.07%	to	1.99%	(4.48)%	to	(3.59)%
American Century Diversified Bond Fund
2018	14,228	11.60	to	11.19	160,144	0.85%	to	1.25%	2.36%	to	2.42%	(3.02)%	to	(2.63)%
2017	12,198	11.91	to	11.54	141,510	0.85%	to	1.25%	1.90%	to	1.94%	1.89%	to	2.30%
2016	8,222	11.33	to	11.64	93,611	0.85%	to	1.25%	2.02%	to	2.06%	0.99%	to	1.39%
2015	4,642	11.22	to	11.48	52,236	0.85%	to	1.25%	2.42%	to	2.46%	(1.25)%	to	(0.83)%
2014	3,950	11.36	to	11.58	45,011	0.85%	to	1.25%	1.94%	to	2.24%	0.56%	to	4.34%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Domini Impact Equity Fund
2018	33,927	$60.38	to	$17.31	$1,816,478	—	to	1.25%	0.87%	to	0.95%	(10.21)%	to	(9.08)%
2017	35,154	66.41	to	19.27	2,041,079	—	to	1.25%	0.26%	to	0.28%	13.99%	to	15.42%
2016	35,645	16.91	to	57.53	1,679,641	—	to	1.25%	1.08%	to	1.09%	9.86%	to	11.24%
2015	30,833	15.39	to	51.72	1,289,810	—	to	1.25%	0.55%	to	0.77%	(8.45)%	to	(1.77)%
2014	40,335	16.81	to	18.45	734,397	0.35%	to	1.25%	1.71%	to	1.95%	12.56%	to	13.58%
AB Global Bond Fund
2018	7,590	12.31	to	11.61	88,987	0.50%	to	1.25%	2.83%	to	2.85%	(1.33)%	to	(0.58)%
2017	7,962	12.39	to	11.76	94,597	0.50%	to	1.25%	2.21%	to	2.23%	1.71%	to	2.47%
2016	2,926	11.57	to	12.09	34,517	0.50%	to	1.25%	2.14%	to	2.16%	4.07%	to	4.86%
2015	2,930	11.11	to	11.53	33,137	0.50%	to	1.25%	3.66%	to	3.77%	(0.78)%	to	(0.02)%
2014	3,399	11.20	to	11.53	38,616	0.50%	to	1.25%	4.78%	to	5.76%	4.24%	to	5.55%
AB Global Risk Allocation Fund
2018	10,349	15.56	to	15.31	167,364	—	to	1.25%	0.56%	to	0.56%	(10.17)%	to	(9.03)%
2017	11,615	17.10	to	17.04	209,796	—	to	1.25%	—	to	3.01%	10.40%	to	11.79%
2016	11,869	15.30	to	15.44	192,483	—	to	1.25%	3.70%	to	5.62%	5.88%	to	7.21%
2015	11,381	14.27	to	14.58	172,835	—	to	1.25%	0.06%	to	0.06%	(4.84)%	to	(3.70)%
2014	14,802	14.82	to	15.32	221,956	—	to	1.25%	6.41%	to	10.25%	1.07%	to	5.98%
AB Relative Value Fund
2018	10,182	17.75	to	19.97	181,885	0.50%	to	1.25%	1.13%	to	1.16%	(6.97)%	to	(6.26)%
2017	8,757	18.94	to	21.46	166,804	0.50%	to	1.25%	0.81%	to	0.86%	17.25%	to	18.13%
2016	7,377	18.30	to	19.50	136,259	0.65%	to	1.25%	1.82%	to	1.96%	9.77%	to	10.43%
2015	7,291	16.67	to	17.66	120,155	0.65%	to	1.25%	1.00%	to	1.35%	(0.10)%	to	0.49%
2014	5,479	16.69	to	17.57	87,671	0.65%	to	1.25%	0.83%	to	0.84%	7.52%	to	8.16%
AB Sustainable International Thematic Fund+
2018	45,293	8.85	to	11.09	417,158	0.35%	to	1.25%	—	to	—	(18.38)%	to	(17.63)%
2017	46,252	10.74	to	13.58	526,782	0.35%	to	1.25%	—	to	—	32.80%	to	33.99%
2016	41,594	8.02	to	10.23	356,078	0.35%	to	1.25%	0.65%	to	0.72%	(8.25)%	to	(7.42)%
2015	40,486	8.66	to	11.15	378,529	0.35%	to	1.25%	—	to	—	(3.30)%	to	(2.50)%
2014	36,091	8.88	to	11.53	373,124	0.35%	to	1.25%	—	to	—	(2.67)%	to	(1.81)%
AB International Value Fund
2018	68,877	17.60	to	8.95	642,612	—	to	1.25%	0.20%	to	0.21%	(24.13)%	to	(23.17)%
2017	77,821	22.91	to	11.79	953,953	—	to	1.25%	1.50%	to	1.90%	23.28%	to	24.83%
2016	92,923	9.56	to	12.13	907,320	—	to	1.25%	0.17%	to	0.18%	(2.20)%	to	(1.14)%
2015	106,091	9.78	to	12.27	1,058,736	—	to	1.25%	1.09%	to	1.32%	1.07%	to	1.24%
2014	127,611	9.66	to	12.14	1,231,559	—	to	1.25%	2.14%	to	2.95%	(9.47)%	to	(7.75)%
AB Growth Fund
2018	3,608	21.51	to	22.93	82,259	0.50%	to	1.05%	—	to	—	2.61%	to	3.17%
2017	4,520	22.22	to	24.52	99,839	0.50%	to	1.25%	—	to	—	32.18%	to	33.17%
2016	3,056	16.69	to	18.55	50,863	0.50%	to	1.25%	—	to	—	0.20%	to	0.95%
2015	3,755	16.53	to	18.51	61,721	0.50%	to	1.25%	—	to	—	7.43%	to	8.25%
2014	2,921	15.27	to	17.23	44,455	0.50%	to	1.25%	—	to	—	11.50%	to	12.35%
AB Discovery Growth Fund
2018	12,308	23.20	to	24.78	296,060	0.50%	to	1.25%	—	to	—	(5.67)%	to	(4.95)%
2017	9,767	24.40	to	26.27	243,475	0.50%	to	1.25%	—	to	—	30.88%	to	31.86%
2016	9,729	20.07	to	21.38	198,790	0.65%	to	1.25%	—	to	—	3.49%	to	4.11%
2015	12,546	19.39	to	20.54	246,100	0.65%	to	1.25%	—	to	—	(2.10)%	to	(1.49)%
2014	10,559	19.81	to	20.85	211,939	0.65%	to	1.25%	—	to	—	1.48%	to	2.12%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
AB Discovery Value Fund
2018	42,091	$20.72	to	$18.43	$809,528	0.15%	to	1.25%	0.28%	to	0.37%	(16.28)%	to	(13.70)%
2017	39,305	24.01	to	22.01	899,260	0.35%	to	1.25%	0.10%	to	0.12%	11.31%	to	12.31%
2016	52,550	19.77	to	21.37	1,082,935	0.35%	to	1.25%	0.20%	to	0.33%	22.84%	to	23.94%
2015	54,543	16.10	to	17.25	909,311	0.35%	to	1.25%	—	to	—	(7.07)%	to	(6.22)%
2014	59,913	17.32	to	18.39	1,067,625	0.35%	to	1.25%	0.43%	to	0.45%	7.24%	to	8.24%
AB Value Fund
2018	746	10.88	to	9.97	7,462	0.50%	to	1.25%	1.00%	to	1.02%	(16.15)%	to	(15.52)%
2017	794	12.87	to	11.89	9,459	0.50%	to	1.25%	0.80%	to	1.14%	11.99%	to	12.83%
2016	1,225	10.61	to	11.41	13,052	0.50%	to	1.25%	1.28%	to	1.85%	9.59%	to	10.41%
2015	597	9.69	to	10.33	5,810	0.50%	to	1.25%	1.11%	to	1.31%	(8.80)%	to	(8.14)%
2014	717	10.62	to	11.25	7,628	0.50%	to	1.25%	2.22%	to	2.68%	8.56%	to	10.17%
AB High Income Fund
2018	35,333	13.31	to	14.12	480,076	0.50%	to	1.25%	6.44%	to	6.45%	(6.97)%	to	(6.26)%
2017	56,083	15.22	to	14.30	830,928	0.35%	to	1.25%	3.04%	to	5.88%	6.59%	to	7.55%
2016	44,612	13.42	to	14.02	615,290	0.50%	to	1.25%	6.37%	to	6.46%	13.79%	to	14.65%
2015	29,713	11.79	to	12.23	355,875	0.50%	to	1.25%	6.81%	to	6.86%	(5.20)%	to	(4.51)%
2014	5,100	21.02	to	21.96	107,992	0.50%	to	1.25%	—	to	3.70%	1.81%	to	2.58%
American Funds AMCAP Fund®
2018	164,533	22.25	to	22.43	3,526,241	—	to	1.25%	0.22%	to	0.24%	(3.43)%	to	(2.21)%
2017	164,745	22.75	to	23.22	3,636,876	—	to	1.25%	0.14%	to	0.15%	20.09%	to	21.60%
2016	175,521	18.71	to	19.34	3,209,912	—	to	1.25%	0.13%	to	0.14%	7.32%	to	8.66%
2015	210,072	17.22	to	18.02	3,539,011	—	to	1.25%	—	to	—	(0.77)%	to	0.47%
2014	220,312	17.14	to	18.16	3,733,943	—	to	1.25%	—	to	—	10.34%	to	11.74%
American Funds American Balanced Fund®
2018	476,275	19.52	to	19.14	8,638,121	0.15%	to	1.25%	1.29%	to	1.54%	(4.25)%	to	(1.30)%
2017	473,470	19.78	to	19.99	8,972,582	0.35%	to	1.25%	1.31%	to	1.44%	13.63%	to	14.65%
2016	527,997	17.25	to	17.59	8,758,280	0.35%	to	1.25%	1.44%	to	1.48%	6.90%	to	7.87%
2015	510,987	15.99	to	16.45	7,907,688	0.35%	to	1.25%	1.26%	to	1.28%	0.08%	to	0.96%
2014	491,955	15.84	to	16.44	7,631,667	0.35%	to	1.25%	1.18%	to	1.19%	7.18%	to	8.10%
American Funds Capital Income Builder®
2018	1,069,874	14.22	to	15.02	14,787,098	—	to	1.25%	2.94%	to	3.12%	(8.52)%	to	(7.36)%
2017	1,174,623	15.35	to	16.42	17,705,173	—	to	1.25%	3.09%	to	3.16%	12.41%	to	13.82%
2016	1,345,068	13.48	to	14.61	17,941,870	—	to	1.25%	3.12%	to	3.16%	5.23%	to	6.55%
2015	1,427,203	12.65	to	13.88	18,005,021	—	to	1.25%	3.05%	to	3.10%	(4.47)%	to	(3.25)%
2014	1,468,194	13.08	to	14.53	19,337,051	—	to	1.25%	4.24%	to	4.25%	4.93%	to	6.20%
American Funds EuroPacific Growth Fund
2018	1,412,931	14.50	to	20.89	25,744,107	—	to	1.25%	0.90%	to	1.07%	(16.53)%	to	(15.22)%
2017	1,519,013	17.10	to	25.03	32,280,342	—	to	1.25%	0.57%	to	0.90%	28.71%	to	30.70%
2016	1,711,587	19.45	to	44.25	27,485,573	—	to	1.25%	0.95%	to	1.42%	(0.86)%	to	(0.56)%
2015	1,992,981	19.62	to	44.50	30,924,126	—	to	1.25%	1.15%	to	1.32%	(3.76)%	to	(2.36)%
2014	1,899,245	20.09	to	46.24	29,977,679	—	to	1.25%	1.01%	to	1.41%	(4.12)%	to	(3.93)%
American Funds Fundamental Investors FundSM
2018	775,177	19.90	to	21.35	14,819,712	—	to	1.25%	1.18%	to	1.18%	(8.11)%	to	(6.95)%
2017	851,475	21.39	to	23.23	17,653,478	—	to	1.25%	1.10%	to	1.16%	21.42%	to	22.94%
2016	1,030,219	17.40	to	19.13	17,476,605	—	to	1.25%	1.16%	to	1.29%	10.75%	to	12.14%
2015	1,104,398	15.51	to	17.28	16,792,292	—	to	1.25%	1.06%	to	1.12%	1.75%	to	3.07%
2014	1,134,261	15.05	to	16.98	16,971,847	—	to	1.25%	1.41%	to	1.46%	7.19%	to	8.54%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Funds New Perspective Fund®
2018	425,127	$18.76	to	$20.54	$7,905,632	—	to	1.25%	0.58%	to	0.65%	(7.34)%	to	(6.17)%
2017	454,238	19.99	to	22.16	9,070,660	—	to	1.25%	0.11%	to	0.12%	26.87%	to	28.46%
2016	508,190	15.56	to	17.47	7,899,762	—	to	1.25%	0.45%	to	0.50%	0.24%	to	1.50%
2015	510,237	15.33	to	17.43	7,862,907	—	to	1.25%	0.34%	to	0.37%	3.68%	to	5.03%
2014	471,922	14.60	to	16.81	6,996,567	—	to	1.25%	0.24%	to	0.27%	1.55%	to	2.84%
American Funds The Bond Fund of America®
2018	324,683	12.40	to	11.94	3,952,643	0.35%	to	1.25%	2.06%	to	2.07%	(1.67)%	to	(0.78)%
2017	371,625	12.50	to	12.14	4,576,638	0.35%	to	1.25%	1.54%	to	1.54%	1.63%	to	2.55%
2016	431,867	11.95	to	12.19	5,192,313	0.35%	to	1.25%	1.37%	to	1.39%	1.17%	to	2.08%
2015	441,103	11.81	to	11.94	5,217,034	0.35%	to	1.25%	1.65%	to	1.65%	(1.32)%	to	(0.43)%
2014	416,482	11.97	to	11.99	4,977,671	0.35%	to	1.25%	1.84%	to	1.85%	3.91%	to	4.89%
American Funds The Growth Fund of America®
2018	1,548,650	31.67	to	25.05	40,346,491	—	to	1.25%	0.17%	to	0.17%	(4.46)%	to	(3.25)%
2017	1,778,728	32.74	to	26.22	47,863,870	—	to	1.25%	0.14%	to	0.15%	24.15%	to	25.71%
2016	2,009,685	21.12	to	41.32	42,809,878	—	to	1.25%	0.24%	to	0.25%	1.72%	to	6.78%
2015	2,164,008	19.78	to	40.62	43,262,105	—	to	1.25%	0.23%	to	0.23%	(3.33)%	to	3.73%
2014	2,188,048	19.07	to	42.02	41,816,440	—	to	1.25%	0.03%	to	0.03%	(0.87)%	to	7.56%
American Funds The Income Fund of America®
2018	660,207	15.83	to	17.01	10,479,026	0.35%	to	1.25%	2.56%	to	2.61%	(6.64)%	to	(5.79)%
2016	933,273	14.93	to	16.34	13,928,229	0.35%	to	1.25%	2.82%	to	2.84%	8.80%	to	9.78%
2015	925,598	13.60	to	15.01	12,603,044	0.35%	to	1.25%	2.68%	to	2.75%	(3.07)%	to	(2.17)%
2014	952,812	13.90	to	15.49	13,371,186	0.35%	to	1.25%	3.09%	to	3.25%	6.69%	to	7.61%
American Funds The Investment Company of America®
2018	491,335	19.64	to	19.07	8,704,055	0.15%	to	1.25%	1.19%	to	1.37%	(8.01)%	to	1.44%
2017	533,231	19.36	to	20.73	10,209,753	0.35%	to	1.25%	1.30%	to	1.34%	17.80%	to	18.86%
2016	625,920	16.29	to	17.60	10,231,353	0.35%	to	1.25%	1.60%	to	1.61%	12.75%	to	13.77%
2015	633,649	14.32	to	15.61	9,119,596	0.35%	to	1.25%	1.29%	to	1.33%	(3.04)%	to	(2.15)%
2014	602,781	14.63	to	16.10	9,028,096	0.35%	to	1.25%	1.40%	to	1.49%	10.32%	to	11.32%
American Funds The New Economy Fund®
2018	117,235	22.76	to	24.66	2,632,078	—	to	1.25%	0.13%	to	0.13%	(5.74)%	to	(4.54)%
2017	122,460	23.84	to	26.16	2,910,088	—	to	1.25%	—	to	—	32.25%	to	33.91%
2016	128,914	17.80	to	19.78	2,317,420	—	to	1.25%	—	to	—	0.62%	to	1.88%
2015	127,512	17.48	to	19.66	2,242,472	—	to	1.25%	0.05%	to	0.05%	2.18%	to	3.47%
2014	162,533	16.89	to	19.24	2,797,537	—	to	1.25%	0.23%	to	0.37%	2.95%	to	4.20%
American Funds Washington Mutual Investors FundSM
2018	232,461	20.38	to	20.47	4,537,009	0.35%	to	1.25%	1.50%	to	1.52%	(4.50)%	to	(3.63)%
2017	249,732	19.99	to	21.34	5,016,096	—	to	1.25%	1.54%	to	1.61%	18.25%	to	19.73%
2016	284,673	16.70	to	18.05	4,823,195	—	to	1.25%	1.64%	to	1.64%	11.60%	to	13.00%
2015	294,654	14.78	to	16.17	4,426,605	—	to	1.25%	1.56%	to	1.71%	(1.74)%	to	(0.50)%
2014	305,080	14.85	to	16.46	4,695,594	—	to	1.25%	1.66%	to	1.68%	9.44%	to	10.83%
American Funds American Mutual Fund®
2018	179,192	19.34	to	20.36	3,452,187	—	to	1.25%	1.64%	to	1.66%	(3.65)%	to	(2.43)%
2017	191,804	19.82	to	21.13	3,800,522	—	to	1.25%	1.65%	to	1.71%	15.78%	to	17.23%
2016	226,190	16.91	to	18.25	3,858,356	—	to	1.25%	1.72%	to	1.80%	12.36%	to	13.77%
2015	321,684	14.86	to	16.24	4,840,014	—	to	1.25%	1.72%	to	1.73%	(4.39)%	to	(3.17)%
2014	315,345	15.35	to	16.99	4,923,063	—	to	1.25%	1.69%	to	1.72%	10.76%	to	12.23%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Funds Capital World Growth and Income Fund®
2018	1,077,411	$17.86	to	$21.22	$21,930,520	—	to	1.25%	1.70%	to	1.99%	(11.70)%	to	(10.30)%
2017	1,183,805	19.91	to	24.03	26,990,765	—	to	1.25%	1.57%	to	1.86%	22.76%	to	24.63%
2016	1,353,698	19.57	to	72.83	24,538,540	—	to	1.25%	2.14%	to	2.14%	4.83%	to	6.15%
2015	1,585,433	18.67	to	68.61	26,852,451	—	to	1.25%	1.92%	to	1.93%	(3.71)%	to	(2.49)%
2014	1,641,726	19.39	to	70.36	28,715,316	—	to	1.25%	1.93%	to	2.24%	2.36%	to	3.66%
American Funds SMALLCAP World Fund®
2018	45,498	17.22	to	18.87	738,388	0.15%	to	1.25%	—	to	—	(11.10)%	to	1.24%
2017	58,515	17.01	to	21.23	1,042,221	0.50%	to	1.25%	—	to	—	24.90%	to	25.83%
2016	71,331	13.52	to	17.00	1,001,168	0.50%	to	1.25%	0.09%	to	0.09%	4.15%	to	4.94%
2015	67,552	12.88	to	16.32	909,807	0.50%	to	1.25%	—	to	—	0.99%	to	1.77%
2014	65,583	12.66	to	16.16	872,190	0.50%	to	1.25%	—	to	—	0.23%	to	0.95%
New World Fund
2018	24,127	12.29	to	11.86	293,027	—	to	1.25%	0.69%	to	3.77%	(13.64)%	to	(12.54)%
2017	15,964	14.05	to	13.74	222,629	—	to	1.25%	0.10%	to	2.46%	30.56%	to	32.20%
Ariel Appreciation Fund
2018	7,087	38.61	to	19.52	153,564	—	to	1.25%	0.93%	to	1.00%	(19.36)%	to	(15.07)%
2017	7,097	47.88	to	22.99	181,326	—	to	1.25%	0.86%	to	0.92%	1.79%	to	13.67%
2016	7,041	20.22	to	47.04	157,318	—	to	1.25%	0.69%	to	0.79%	4.35%	to	11.27%
2015	7,924	18.17	to	45.08	157,589	—	to	1.25%	0.90%	to	1.03%	(15.96)%	to	(7.37)%
2014	7,673	19.62	to	53.64	163,291	—	to	1.25%	0.55%	to	0.82%	(3.73)%	to	6.82%
Ariel Fund
2018	13,222	55.32	to	18.19	265,047	—	to	1.25%	0.89%	to	1.02%	(20.95)%	to	(14.75)%
2017	12,741	69.98	to	21.34	298,898	—	to	1.25%	0.73%	to	0.82%	8.78%	to	14.45%
2016	11,743	18.64	to	64.33	239,857	—	to	1.25%	0.32%	to	0.55%	8.24%	to	14.13%
2015	10,806	16.33	to	59.43	193,038	—	to	1.25%	—	to	0.65%	(17.25)%	to	(5.31)%
2014	9,904	17.25	to	71.82	184,048	—	to	1.25%	0.59%	to	0.65%	(2.52)%	to	9.58%
Artisan Mid Cap Value Fund
2018	87,228	45.93	to	20.04	3,546,027	—	to	1.25%	0.18%	to	0.20%	(14.65)%	to	(13.57)%
2017	100,197	53.15	to	23.48	4,784,173	—	to	1.25%	0.07%	to	0.07%	10.97%	to	12.36%
2016	117,323	21.16	to	47.30	4,895,250	—	to	1.25%	0.65%	to	0.80%	20.96%	to	22.47%
2015	161,973	17.49	to	38.62	5,662,385	—	to	1.25%	0.35%	to	0.41%	(11.02)%	to	(9.90)%
2014	155,017	19.66	to	42.86	5,845,353	—	to	1.25%	0.53%	to	0.70%	0.24%	to	1.53%
Ave Maria Rising Dividend Fund
2018	57,518	24.13	to	21.61	1,314,190	—	to	1.25%	1.21%	to	1.32%	(5.99)%	to	(4.80)%
2017	73,024	25.35	to	22.99	1,747,751	—	to	1.25%	1.11%	to	1.13%	15.38%	to	16.82%
2016	115,623	19.92	to	21.70	2,392,472	—	to	1.25%	1.70%	to	1.70%	13.90%	to	15.33%
2015	99,476	17.49	to	18.82	1,795,111	—	to	1.25%	1.34%	to	1.38%	(7.06)%	to	(5.87)%
2014	78,847	18.82	to	19.99	1,527,133		to	1.25%	1.01%	to	1.05%	7.91%	to	9.25%
Ave Maria Value Fund
2018	1,333	10.07	to	10.25	13,503	0.75%	to	1.25%	—	to	—	(9.89)%	to	(9.44)%
2017	1,080	11.39	to	11.18	12,124	0.50%	to	1.25%	—	to	—	16.27%	to	17.14%
2016	12,073	9.61	to	9.72	117,218	0.50%	to	1.25%	—	to	—	15.00%	to	15.86%
2015	9,298	8.36	to	8.38	77,865	0.75%	to	1.25%	0.13%	to	0.15%	(16.31)%	to	(16.14)%
Ave Maria Growth Fund
2018	2,719	25.06	to	26.78	69,311	0.50%	to	1.25%	—	to	0.18%	(3.03)%	to	(2.30)%
2017	2,355	28.17	to	25.84	61,764	0.15%	to	1.25%	—	to	0.02%	25.79%	to	27.17%
2016	18,259	20.55	to	21.63	384,047	0.50%	to	1.25%	0.08%	to	0.09%	10.68%	to	11.52%
2015	15,138	18.56	to	19.80	283,928	0.15%	to	1.25%	—	to	0.25%	(3.92)%	to	(2.87)%
2014	14,708	19.32	to	20.38	287,473	0.15%	to	1.25%	—	to	—	6.15%	to	7.36%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
BlackRock LifePath® Dynamic 2020 Portfolio
2018	984,773	$25.14	to	$15.38	$17,664,901	—	to	1.25%	2.34%	to	2.40%	(5.18)%	to	(3.98)%
2017	1,075,304	26.18	to	16.22	20,534,467	—	to	1.25%	1.39%	to	1.40%	11.97%	to	13.38%
2016	1,167,447	13.19	to	23.09	19,663,766	—	to	1.25%	1.42%	to	1.58%	4.64%	to	6.29%
2015	1,409,717	13.80	to	21.72	23,575,798	—	to	1.25%	1.84%	to	1.84%	(3.02)%	to	(1.79)%
2014	1,443,709	14.23	to	22.12	24,527,807	—	to	1.25%	1.55%	to	1.55%	3.77%	to	5.07%
BlackRock LifePath® Dynamic 2030 Portfolio
2018	1,435,974	27.40	to	15.98	24,757,289	—	to	1.25%	2.14%	to	2.21%	(6.66)%	to	(5.48)%
2017	1,461,746	28.99	to	17.12	27,146,541	—	to	1.25%	1.68%	to	1.71%	16.21%	to	17.67%
2016	1,481,802	14.73	to	24.64	23,993,081	—	to	1.25%	1.78%	to	1.86%	5.91%	to	7.24%
2015	1,670,029	13.91	to	22.97	26,141,968	—	to	1.25%	1.64%	to	1.83%	(3.28)%	to	(2.04)%
2014	1,623,260	14.38	to	23.45	25,668,737	—	to	1.25%	1.61%	to	1.64%	4.04%	to	5.31%
BlackRock LifePath® Dynamic 2040 Portfolio
2018	1,430,187	28.95	to	16.23	23,220,615	—	to	1.25%	1.83%	to	1.88%	(8.64)%	to	(7.49)%
2017	1,422,915	31.29	to	17.76	25,682,408	—	to	1.25%	1.87%	to	1.99%	19.93%	to	21.44%
2016	1,446,783	14.81	to	25.77	22,588,066	—	to	1.25%	1.83%	to	1.94%	6.64%	to	7.97%
2015	1,547,395	13.89	to	23.87	23,219,033	—	to	1.25%	1.60%	to	1.67%	(3.50)%	to	(2.31)%
2014	1,493,595	14.39	to	24.43	22,755,247	—	to	1.25%	1.59%	to	1.61%	4.14%	to	5.42%
BlackRock LifePath® Dynamic Retirement Fund
2018	160,238	22.13	to	15.23	2,773,196	—	to	1.25%	2.44%	to	2.44%	(4.89)%	to	(3.68)%
2017	178,008	22.98	to	16.01	3,240,657	—	to	1.25%	1.26%	to	1.27%	10.29%	to	11.68%
2016	233,594	14.52	to	20.57	3,779,966	—	to	1.25%	1.45%	to	1.46%	4.60%	to	5.91%
2015	300,233	13.88	to	19.42	4,756,498	—	to	1.25%	1.93%	to	1.95%	(2.72)%	to	(1.55)%
2014	353,998	14.27	to	19.73	5,617,863	—	to	1.25%	1.57%	to	1.58%	3.43%	to	4.75%
BlackRock LifePath® Dynamic 2050 Portfolio
2018	261,976	18.92	to	17.12	4,728,912	—	to	1.25%	1.79%	to	1.95%	(9.65)%	to	(8.32)%
2017	239,211	20.64	to	18.95	4,780,546	—	to	1.25%	1.73%	to	1.94%	11.10%	to	20.96%
2016	233,221	15.66	to	18.58	3,817,535	—	to	1.25%	1.90%	to	2.71%	5.99%	to	8.19%
2015	226,620	14.69	to	15.80	3,461,771	—	to	1.25%	1.52%	to	1.58%	(3.85)%	to	(2.68)%
2014	161,132	15.28	to	16.24	2,533,338	—	to	1.25%	1.42%	to	1.65%	4.09%	to	5.42%
BlackRock LifePath® Dynamic 2025 Portfolio
2018	23,646	13.43	to	13.90	322,535	0.75%	to	1.25%	—	to	2.51%	(6.06)%	to	(5.59)%
2017	21,641	14.95	to	14.29	313,725	0.50%	to	1.25%	0.26%	to	0.72%	13.79%	to	14.64%
2016	21,583	12.56	to	13.04	273,570	0.50%	to	1.25%	1.52%	to	1.68%	5.22%	to	6.01%
2015	62,073	11.94	to	12.30	753,177	0.50%	to	1.25%	1.59%	to	1.67%	(3.41)%	to	(2.62)%
2014	53,850	12.36	to	12.63	670,615	0.50%	to	1.25%	1.25%	to	1.43%	3.66%	to	4.42%
BlackRock LifePath® Dynamic 2035 Portfolio
2018	28,779	14.34	to	14.85	415,786	0.75%	to	1.25%	1.85%	to	2.02%	(7.86)%	to	(7.40)%
2017	15,170	16.28	to	15.57	238,440	0.50%	to	1.25%	0.34%	to	1.50%	17.82%	to	18.70%
2016	19,496	13.21	to	13.71	259,576	0.50%	to	1.25%	1.69%	to	2.08%	6.04%	to	6.84%
2015	15,154	12.46	to	12.84	189,463	0.50%	to	1.25%	1.75%	to	1.75%	(3.63)%	to	(2.90)%
2014	7,096	12.93	to	13.22	91,951	0.50%	to	1.25%	1.04%	to	1.70%	3.83%	to	4.66%
BlackRock LifePath® Dynamic 2045 Portfolio
2018	14,513	15.99	to	15.02	221,018	0.35%	to	1.25%	1.72%	to	1.80%	(9.59)%	to	(8.76)%
2017	8,986	17.52	to	16.61	151,664	0.35%	to	1.25%	1.71%	to	1.76%	20.54%	to	21.62%
2016	9,146	13.78	to	14.41	127,877	0.35%	to	1.25%	1.80%	to	1.86%	6.56%	to	7.52%
2015	10,589	12.93	to	13.40	138,792	0.35%	to	1.25%	1.07%	to	1.45%	(3.80)%	to	(2.97)%
2014	11,586	13.44	to	13.81	157,946	0.35%	to	1.25%	1.23%	to	1.67%	4.05%	to	5.00%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
BlackRock LifePath® Dynamic 2055 Portfolio
2018	16,173	$16.45	to	$15.45	$254,446	0.35%	to	1.25%	1.70%	to	1.86%	(9.77)%	to	(8.95)%
2017	11,169	18.07	to	17.12	194,555	0.35%	to	1.25%	1.52%	to	1.69%	20.73%	to	21.81%
2016	9,996	14.18	to	14.83	143,761	0.35%	to	1.25%	1.79%	to	1.99%	6.56%	to	7.52%
2015	5,749	13.31	to	13.79	77,527	0.35%	to	1.25%	1.24%	to	1.93%	(3.90)%	to	(3.00)%
2014	2,605	13.85	to	14.22	36,605	0.35%	to	1.25%	1.58%	to	1.65%	4.27%	to	5.19%
Baron Small Cap Fund
2018	73,687	30.01	to	21.56	2,179,502	—	to	1.25%	—	to	—	(8.54)%	to	(7.39)%
2017	89,214	32.40	to	23.57	2,865,499	—	to	1.25%	—	to	—	25.56%	to	27.13%
2016	97,071	18.78	to	25.35	2,462,095	—	to	1.25%	—	to	—	(10.07)%	to	8.57%
2015	148,983	17.29	to	28.19	3,442,438	—	to	1.25%	—	to	—	(15.37)%	to	(6.42)%
2014	137,512	18.48	to	33.31	3,352,494	—	to	1.25%	—	to	—	(4.25)%	to	0.43%
BlackRock U.S. Government Bond Portfolio
2018	15,197	11.40	to	10.38	162,818	—	to	1.25%	2.21%	to	2.30%	(0.87)%	to	0.38%
2017	14,081	11.35	to	10.47	151,447	—	to	1.25%	0.35%	to	2.03%	0.42%	to	1.68%
2016	14,140	10.42	to	10.95	150,290	0.35%	to	1.25%	1.68%	to	1.69%	(0.04)%	to	0.86%
2015	12,612	10.43	to	10.86	133,641	0.35%	to	1.25%	1.87%	to	1.87%	(0.96)%	to	(0.09)%
2014	19,022	10.53	to	10.87	203,887	0.35%	to	1.25%	1.84%	to	1.86%	4.07%	to	5.01%
BlackRock Equity Dividend Fund
2018	72,015	35.70	to	31.57	2,360,123	—	to	1.25%	1.66%	to	1.67%	(8.59)%	to	(7.43)%
2017	81,576	38.57	to	34.54	2,917,513	—	to	1.25%	1.41%	to	1.44%	14.99%	to	16.43%
2016	118,363	30.04	to	33.12	3,682,817	—	to	1.25%	1.77%	to	1.79%	14.56%	to	16.00%
2015	112,539	26.22	to	28.55	3,040,158	—	to	1.25%	0.83%	to	1.70%	(1.61)%	to	(0.40)%
2014	174,334	26.65	to	28.67	4,825,529	—	to	1.25%	1.52%	to	1.72%	7.69%	to	9.08%
BlackRock Capital Appreciation Fund
2018	8,853	39.02	to	36.24	331,770	0.50%	to	1.25%	—	to	—	0.46%	to	1.22%
2017	9,726	38.54	to	36.08	362,533	0.50%	to	1.25%	—	to	—	30.95%	to	31.93%
2016	9,513	27.55	to	29.21	269,135	0.50%	to	1.25%	—	to	—	(1.60)%	to	(0.86)%
2015	11,046	28.00	to	29.47	318,357	0.50%	to	1.25%	—	to	—	5.53%	to	6.34%
2014	12,034	26.53	to	27.71	327,419	0.50%	to	1.25%	—	to	—	7.02%	to	7.80%
BlackRock Advantage Large Cap Growth Fund
2018	2,226	34.88	to	32.40	73,013	0.50%	to	1.25%	0.25%	to	0.51%	(4.11)%	to	(3.39)%
2017	2,065	36.10	to	33.79	70,248	0.50%	to	1.25%	—	to	0.16%	21.61%	to	22.52%
2016	6,003	27.79	to	29.47	167,694	0.50%	to	1.25%	0.57%	to	0.72%	8.62%	to	9.44%
2015	4,666	25.58	to	26.92	120,197	0.50%	to	1.25%	0.16%	to	0.47%	(0.04)%	to	0.69%
2014	3,961	25.59	to	26.74	102,110	0.50%	to	1.25%	1.88%	to	2.93%	(0.49)%	to	0.25%
Calvert VP SRI Balanced Portfolio
2018	20,676	16.26	to	16.26	336,215	0.70%	to	0.70%	1.79%	to	1.79%	(3.35)%	to	(3.35)%
2017	20,445	16.82	to	16.82	343,995	0.70%	to	0.70%	2.05%	to	2.05%	11.22%	to	11.22%
2016	20,598	15.13	to	15.13	311,599	0.70%	to	0.70%	1.55%	to	1.55%	7.10%	to	7.10%
2015	36,120	14.12	to	14.12	510,165	0.70%	to	0.70%	0.12%	to	0.12%	(2.86)%	to	(2.86)%
2014	35,954	14.54	to	14.54	522,849	0.70%	to	0.70%	1.59%	to	1.59%	8.85%	to	8.85%
Calvert Equity Fund
2018	208,342	38.69	to	23.76	5,853,113	—	to	1.25%	0.03%	to	0.03%	3.73%	to	5.04%
2017	223,598	36.83	to	22.90	6,002,221	—	to	1.25%	0.11%	to	0.11%	24.23%	to	25.79%
2016	269,379	18.44	to	36.84	5,708,983	—	to	1.25%	0.15%	to	0.16%	(7.97)%	to	1.05%
2015	277,372	18.24	to	40.03	5,778,791	—	to	1.25%	0.32%	to	0.33%	(17.31)%	to	2.38%
2014	278,683	17.82	to	48.41	5,629,210	—	to	1.25%	0.04%	to	0.05%	0.83%	to	9.65%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Calvert Bond Fund
2018	149,220	$14.89	to	$13.42	$2,097,876	—	to	1.25%	2.48%	to	2.49%	(1.41)%	to	(0.16)%
2017	139,799	14.92	to	13.62	1,982,296	—	to	1.25%	2.22%	to	2.23%	2.90%	to	4.19%
2016	147,615	13.23	to	14.31	2,014,675	—	to	1.25%	2.45%	to	2.45%	2.35%	to	3.63%
2015	169,445	12.93	to	13.81	2,246,449	—	to	1.25%	2.41%	to	2.41%	(1.24)%	to	0.02%
2014	169,464	13.09	to	13.81	2,261,528	—	to	1.25%	2.39%	to	2.42%	4.79%	to	6.08%
Calvert Income Fund
2018	37,214	13.03	to	12.03	463,432	0.50%	to	1.25%	3.48%	to	3.52%	(4.56)%	to	(3.84)%
2017	43,131	13.55	to	12.60	560,785	0.50%	to	1.25%	2.99%	to	3.04%	5.25%	to	6.04%
2016	67,404	11.98	to	12.78	832,990	0.50%	to	1.25%	3.17%	to	3.18%	4.30%	to	5.08%
2015	58,847	11.48	to	12.16	692,506	0.50%	to	1.25%	2.76%	to	2.77%	(2.45)%	to	(1.68)%
2014	68,464	11.77	to	12.37	821,880	0.50%	to	1.25%	2.82%	to	2.91%	3.59%	to	4.40%
Columbia Contrarian Core Fund
2018	13,410	41.51	to	38.56	528,720	0.50%	to	1.25%	0.72%	to	1.09%	(10.33)%	to	(9.65)%
2017	17,354	45.94	to	43.00	759,164	0.50%	to	1.25%	0.09%	to	0.75%	19.93%	to	20.83%
2016	16,381	35.86	to	38.02	601,038	0.50%	to	1.25%	0.72%	to	0.75%	7.00%	to	7.81%
2015	13,676	33.51	to	35.27	468,149	0.50%	to	1.25%	1.31%	to	2.59%	1.48%	to	2.26%
2014	27,144	33.02	to	34.49	926,192	0.50%	to	1.25%	0.47%	to	0.65%	11.27%	to	12.08%
Columbia Small Cap Value I Fund
2018	1,802	35.74	to	33.20	60,935	0.50%	to	1.25%	0.30%	to	0.32%	(19.34)%	to	(18.73)%
2017	1,819	43.98	to	41.16	76,066	0.50%	to	1.25%	—	to	—	12.50%	to	13.34%
2016	1,746	36.59	to	38.80	64,209	0.50%	to	1.25%	0.43%	to	0.59%	30.68%	to	31.66%
2015	1,638	28.00	to	29.47	45,959	0.50%	to	1.25%	0.06%	to	0.30%	(7.65)%	to	(6.95)%
2014	3,382	30.32	to	31.67	105,073	0.50%	to	1.25%	0.37%	to	0.37%	1.56%	to	2.33%
Columbia Select Mid Cap Value Fund+
2018	53,386	15.96	to	13.80	768,822	—	to	1.25%	0.48%	to	0.48%	(14.54)%	to	(13.46)%
2017	53,303	18.44	to	16.15	890,431	—	to	1.25%	0.93%	to	1.29%	11.93%	to	13.33%
2016	78,072	14.43	to	16.27	1,161,503	—	to	1.25%	0.79%	to	1.14%	12.54%	to	13.95%
2015	76,049	12.82	to	13.68	1,001,847	0.50%	to	1.25%	0.28%	to	0.29%	(6.33)%	to	(5.66)%
2014	73,391	13.69	to	14.50	1,027,414	0.50%	to	1.25%	0.33%	to	0.43%	10.61%	to	11.44%
Columbia Acorn Fund
2018	24,072	42.60	to	37.68	925,847	—	to	1.25%	—	to	—	(6.41)%	to	(5.22)%
2017	26,393	44.95	to	40.26	1,095,978	—	to	1.25%	—	to	—	23.37%	to	24.91%
2016	31,022	32.63	to	35.98	1,042,709	—	to	1.25%	—	to	—	8.69%	to	10.06%
2015	57,154	30.02	to	32.69	1,814,185	—	to	1.25%	—	to	—	(3.10)%	to	(1.88)%
2014	92,803	30.98	to	33.32	3,029,477	—	to	1.25%	—	to	—	(0.71)%	to	0.53%
CRM Mid Cap Value Fund
2018	15,542	25.25	to	21.35	375,270	—	to	1.25%	0.19%	to	0.20%	(8.24)%	to	(7.08)%
2017	14,961	27.18	to	23.26	390,236	—	to	1.25%	—	to	1.31%	17.58%	to	19.06%
2016	13,343	19.78	to	21.96	289,439	0.35%	to	1.25%	0.01%	to	0.01%	14.57%	to	15.61%
2015	9,105	17.27	to	19.00	171,921	0.35%	to	1.25%	1.06%	to	1.15%	(3.80)%	to	(2.93)%
2014	8,987	17.95	to	19.57	175,399	0.35%	to	1.25%	0.30%	to	0.51%	4.41%	to	5.37%
Columbia Disciplined Small Core Fund
2018	2,229	16.84	to	15.76	35,842	0.50%	to	1.25%	—	to	—	(18.98)%	to	(18.37)%
2017	10,200	20.63	to	19.45	205,043	0.50%	to	1.25%	0.18%	to	0.27%	5.05%	to	5.84%
2016	10,922	18.51	to	19.49	207,812	0.50%	to	1.25%	0.18%	to	0.26%	14.73%	to	15.59%
2015	9,547	16.14	to	16.86	157,408	0.50%	to	1.25%	0.03%	to	0.04%	(8.68)%	to	(7.97)%
2014	9,029	17.67	to	18.32	162,616	0.50%	to	1.25%	0.08%	to	0.09%	(1.70)%	to	(0.92)%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Calamos International Growth Fund
2018	100	$10.23	to	$10.23	$1,019	1.25%	to	1.25%	—	to	—	(22.06)%	to	(22.06)%
2017	1,265	13.13	to	13.13	16,601	1.25%	to	1.25%	—	to	—	37.47%	to	37.47%
2016	807	9.55	to	9.55	7,706	1.25%	to	1.25%	—	to	—	(7.33)%	to	(7.33)%
2015	413	10.30	to	10.30	4,255	1.25%	to	1.25%	—	to	—	1.51%	to	1.51%
2014	217	10.15	to	10.15	2,205	1.25%	to	1.25%	—	to	—	(7.56)%	to	(7.56)%
Davis Financial Fund
2018	11,950	14.77	to	16.97	187,437	0.50%	to	1.25%	0.93%	to	0.95%	(12.88)%	to	(12.22)%
2017	12,213	16.82	to	19.48	217,918	0.50%	to	1.25%	0.14%	to	0.52%	17.79%	to	18.67%
2016	11,872	14.18	to	16.54	175,083	0.50%	to	1.25%	0.75%	to	0.76%	13.61%	to	14.47%
2015	11,757	12.38	to	14.56	154,276	0.50%	to	1.25%	0.46%	to	2.59%	0.48%	to	1.27%
2014	11,265	12.23	to	14.49	154,164	0.50%	to	1.25%	—	to	0.69%	11.64%	to	12.45%
Davis New York Venture Fund
2018	212,964	68.89	to	22.58	4,818,902	—	to	1.25%	0.52%	to	0.54%	(14.10)%	to	(13.01)%
2017	237,543	79.20	to	26.28	6,230,416	—	to	1.25%	0.26%	to	0.26%	20.64%	to	22.15%
2016	289,284	21.79	to	64.84	6,202,348	—	to	1.25%	0.70%	to	0.81%	10.86%	to	12.25%
2015	304,868	19.65	to	57.76	5,888,445	—	to	1.25%	0.70%	to	0.80%	1.67%	to	2.98%
2014	343,421	19.33	to	56.09	6,730,535	—	to	1.25%	0.43%	to	0.44%	5.20%	to	6.54%
Davis Opportunity Fund
2018	8,027	17.00	to	18.20	136,827	0.50%	to	1.25%	—	to	—	(14.58)%	to	(13.94)%
2017	7,439	19.76	to	21.31	154,506	0.50%	to	1.25%	0.10%	to	0.11%	21.57%	to	22.48%
2016	11,491	16.13	to	17.53	188,395	0.50%	to	1.25%	—	to	—	13.84%	to	14.69%
2015	10,107	14.07	to	15.40	145,261	0.50%	to	1.25%	—	to	—	3.61%	to	4.42%
2014	11,055	13.47	to	14.86	154,354	0.50%	to	1.25%	0.07%	to	0.07%	6.00%	to	6.77%
Delaware Diversified Income Fund
2018	21,744	11.24	to	10.66	243,939	0.50%	to	1.25%	3.71%	to	3.75%	(3.46)%	to	(2.73)%
2017	30,030	11.55	to	11.05	346,628	0.50%	to	1.25%	3.51%	to	3.52%	3.96%	to	4.74%
2016	17,875	10.63	to	11.03	193,250	0.50%	to	1.25%	3.15%	to	3.24%	2.28%	to	3.04%
2015	11,002	10.39	to	10.70	116,196	0.50%	to	1.25%	3.36%	to	3.41%	(2.35)%	to	(1.62)%
2014	13,734	10.64	to	10.88	147,515	0.50%	to	1.25%	3.72%	to	3.74%	3.82%	to	4.63%
Delaware Extended Duration Bond Fund
2018	1,866	12.80	to	12.45	23,632	0.85%	to	1.25%	3.82%	to	3.83%	(9.30)%	to	(8.93)%
2017	2,100	14.06	to	13.72	29,255	0.85%	to	1.25%	3.45%	to	3.49%	10.73%	to	11.17%
2016	2,814	12.40	to	12.64	34,974	0.85%	to	1.25%	3.42%	to	3.44%	5.91%	to	6.33%
2015	300	11.70	to	11.89	3,538	0.85%	to	1.25%	3.99%	to	3.99%	(5.92)%	to	(5.55)%
2014	77	12.44	to	12.59	968	0.85%	to	1.25%	4.20%	to	4.23%	8.97%	to	14.90%
Dreyfus Bond Market Index Fund
2018	936,569	10.02	to	12.08	12,517,243	—	to	1.25%	2.52%	to	2.53%	(2.81)%	to	(1.54)%
2017	1,002,698	10.31	to	12.27	13,447,953	—	to	1.25%	2.21%	to	2.21%	0.78%	to	1.82%
2016	888,308	12.05	to	13.43	11,557,084	—	to	1.25%	2.13%	to	2.15%	0.82%	to	2.08%
2015	596,861	11.95	to	13.15	7,594,170	—	to	1.25%	2.17%	to	2.18%	(1.23)%	to	0.03%
2014	533,797	12.10	to	13.15	6,774,152	—	to	1.25%	2.32%	to	2.32%	4.27%	to	5.59%
Dreyfus VIF Appreciation Portfolio
2018	1,208	20.54	to	20.54	24,806	0.70%	to	0.70%	1.25%	to	1.25%	(7.51)%	to	(7.51)%
2017	1,050	22.21	to	22.21	23,315	0.70%	to	0.70%	1.35%	to	1.35%	26.45%	to	26.45%
2016	987	17.56	to	17.56	17,332	0.70%	to	0.70%	1.91%	to	1.91%	7.15%	to	7.15%
2015	1,467	16.39	to	16.39	24,048	0.70%	to	0.70%	1.74%	to	1.74%	(3.13)%	to	(3.13)%
2014	1,279	16.92	to	16.92	21,652	0.70%	to	0.70%	1.88%	to	1.88%	7.32%	to	7.32%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Dreyfus International Stock Index Fund
2018	29,034	$13.36	to	$13.36	$387,971	—	to	0.00%	2.13%	to	2.13%	(13.92)%	to	(13.92)%
2017	33,092	15.52	to	15.52	513,677	—	to	—	2.29%	to	2.29%	24.46%	to	24.46%
2016	32,877	12.47	to	12.47	410,030	—	to	—	2.43%	to	2.43%	0.98%	to	0.98%
2015	45,269	12.35	to	12.35	559,100	—	to	—	2.14%	to	2.14%	(1.20)%	to	(1.20)%
2014	37,133	12.50	to	12.50	464,158	—	to	—	3.38%	to	3.38%	(5.95)%	to	(5.95)%
Dreyfus MidCap Index Fund
2018	340,175	75.98	to	22.95	16,010,996	—	to	1.25%	1.09%	to	1.23%	(12.60)%	to	(11.50)%
2017	359,401	85.85	to	26.26	17,974,522	—	to	1.25%	0.96%	to	1.00%	14.25%	to	15.68%
2016	327,098	22.99	to	74.21	13,658,871	—	to	1.25%	1.11%	to	1.41%	18.74%	to	20.23%
2015	273,589	19.36	to	61.73	8,409,180	—	to	1.25%	0.80%	to	2.34%	(3.83)%	to	(2.62)%
2014	313,492	20.13	to	63.39	7,376,320	—	to	1.25%	1.14%	to	1.15%	8.00%	to	9.38%
Dreyfus SmallCap Stock Index Fund
2018	263,715	59.35	to	23.49	11,521,099	—	to	1.25%	0.81%	to	0.91%	(10.02)%	to	(8.88)%
2017	252,255	65.14	to	26.10	11,862,227	—	to	1.25%	0.99%	to	0.99%	11.01%	to	12.41%
2016	222,769	23.51	to	57.95	8,799,272	—	to	1.25%	1.06%	to	1.49%	24.28%	to	25.84%
2015	164,227	18.92	to	46.05	4,293,681	—	to	1.25%	0.73%	to	2.11%	(3.43)%	to	(2.23)%
2014	176,902	19.59	to	47.10	3,865,349	—	to	1.25%	0.76%	to	0.97%	4.11%	to	5.40%
Dreyfus VIF Growth and Income Portfolio
2018	673	21.12	to	21.12	14,212	0.70%	to	0.70%	0.77%	to	0.77%	(5.35)%	to	(5.35)%
2017	1,095	22.32	to	22.32	24,430	0.70%	to	0.70%	0.74%	to	0.74%	18.88%	to	18.88%
2016	1,165	18.77	to	18.77	21,870	0.70%	to	0.70%	1.34%	to	1.34%	9.27%	to	9.27%
2015	253	17.18	to	17.18	4,344	0.70%	to	0.70%	0.88%	to	0.88%	0.88%	to	0.88%
2014	234	17.03	to	17.03	3,992	0.70%	to	0.70%	0.80%	to	0.80%	9.32%	to	9.32%
Dreyfus VIF Quality Bond Portfolio Fund
2018	4,598	13.81	to	13.81	63,524	0.70%	to	0.70%	2.75%	to	2.75%	(3.23)%	to	(3.23)%
2017	4,549	14.27	to	14.27	64,944	0.70%	to	0.70%	2.13%	to	2.13%	3.77%	to	3.77%
2016	6,195	13.76	to	13.76	85,226	0.70%	to	0.70%	1.78%	to	1.78%	0.81%	to	0.81%
2015	6,580	13.65	to	13.65	89,786	0.70%	to	0.70%	2.02%	to	2.02%	(2.32)%	to	(2.32)%
2014	6,343	13.97	to	13.97	88,628	0.70%	to	0.70%	2.01%	to	2.01%	4.03%	to	4.03%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
2018	194	21.27	to	21.27	4,125	0.70%	to	0.70%	1.74%	to	1.74%	(5.07)%	to	(5.07)%
2017	194	22.41	to	22.41	4,345	0.70%	to	0.70%	0.91%	to	0.91%	14.53%	to	14.53%
2016	104	19.57	to	19.57	2,042	0.70%	to	0.70%	—	to	—	9.61%	to	9.61%
2015	623	17.85	to	17.85	11,119	0.70%	to	0.70%	1.57%	to	1.57%	(3.87)%	to	(3.87)%
2014	623	18.57	to	18.57	11,567	0.70%	to	0.70%	1.03%	to	1.03%	12.69%	to	12.69%
Dreyfus S&P 500 Index Fund
2018	1,140,840	43.97	to	18.95	23,913,907	—	to	1.25%	1.39%	to	1.57%	(18.65)%	to	(6.06)%
2017	1,161,273	54.05	to	20.17	25,518,768	—	to	1.25%	1.43%	to	1.63%	11.05%	to	19.75%
2016	1,053,963	16.85	to	18.77	19,078,126	—	to	1.25%	1.92%	to	2.27%	9.97%	to	11.35%
2015	827,325	15.32	to	16.86	13,438,446	—	to	1.25%	1.36%	to	2.36%	(0.32)%	to	0.91%
2014	783,928	15.37	to	16.71	12,632,432	—	to	1.25%	1.81%	to	1.88%	11.72%	to	13.13%
Eaton Vance Large-Cap Value Fund
2018	409,157	15.53	to	17.17	6,426,230	—	to	1.25%	1.21%	to	1.22%	(7.99)%	to	(6.83)%
2017	462,163	16.66	to	18.66	7,782,999	—	to	1.25%	1.26%	to	1.26%	13.38%	to	14.81%
2016	548,027	14.51	to	16.46	8,028,187	—	to	1.25%	1.41%	to	1.43%	8.21%	to	9.56%
2015	784,694	13.25	to	15.21	10,469,706	—	to	1.25%	1.39%	to	1.41%	(2.29)%	to	(1.07)%
2014	783,527	13.39	to	15.57	10,596,472	—	to	1.25%	1.27%	to	1.28%	9.59%	to	10.95%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Eaton Vance Dividend Builder Fund
2018	79,447	$16.54	to	$20.58	$1,297,935	—	to	1.25%	1.80%	to	1.81%	(6.58)%	to	(5.40)%
2017	89,028	17.48	to	22.03	1,532,454	—	to	1.25%	—	to	1.84%	17.42%	to	18.89%
2016	92,958	13.66	to	18.76	1,329,544	0.35%	to	1.25%	1.95%	to	1.97%	7.86%	to	8.83%
2015	96,988	12.55	to	17.40	1,274,124	0.35%	to	1.25%	1.65%	to	1.68%	1.62%	to	2.51%
2014	94,580	12.24	to	17.12	1,290,393	0.35%	to	1.25%	1.38%	to	1.41%	10.37%	to	11.34%
Eaton Vance Worldwide Health Sciences Fund
2018	22,716	29.01	to	28.84	656,255	0.35%	to	1.25%	0.31%	to	0.36%	4.65%	to	5.61%
2017	28,062	27.47	to	27.56	774,782	0.35%	to	1.25%	—	to	—	14.80%	to	15.83%
2016	29,781	23.72	to	24.01	705,620	0.35%	to	1.25%	—	to	—	(15.94)%	to	(15.19)%
2015	32,937	27.96	to	28.56	906,090	0.35%	to	1.25%	—	to	—	7.05%	to	8.00%
2014	24,049	25.89	to	26.68	629,511	0.35%	to	1.25%	—	to	—	25.80%	to	26.97%
Eaton Vance Income Fund of Boston
2018	134,574	5.28	to	17.49	2,327,515	—	to	1.25%	5.18%	to	5.67%	(71.98)%	to	(4.02)%
2017	162,189	18.84	to	18.22	2,900,627	—	to	1.25%	2.49%	to	5.47%	4.69%	to	6.01%
2016	147,895	16.94	to	17.41	2,493,513	0.50%	to	1.25%	5.97%	to	5.97%	11.28%	to	12.11%
2015	143,698	15.11	to	15.64	2,168,970	0.50%	to	1.25%	6.05%	to	6.11%	(3.25)%	to	(2.51)%
2014	142,142	15.50	to	16.17	2,219,981	0.50%	to	1.25%	5.83%	to	5.85%	1.29%	to	2.03%
Eaton Vance Balanced Fund
2018	5,248	26.16	to	24.30	129,719	0.50%	to	1.25%	1.61%	to	1.62%	(4.63)%	to	(3.91)%
2017	4,227	27.22	to	25.48	109,336	0.50%	to	1.25%	1.58%	to	1.60%	12.12%	to	12.96%
2016	2,447	22.73	to	24.10	56,667	0.50%	to	1.25%	1.49%	to	1.51%	3.31%	to	4.08%
2015	1,391	22.00	to	22.00	31,265	1.25%	to	1.25%	1.51%	to	1.51%	1.37%	to	1.37%
2014	164	21.70	to	21.70	3,562	1.25%	to	1.25%	1.26%	to	1.26%	8.28%	to	8.28%
Eaton Vance Atlanta Capital SMID-Cap Fund
2018	45,537	22.54	to	20.66	992,208	—	to	1.25%	—	to	—	(6.75)%	to	(5.57)%
2017	41,633	23.87	to	22.16	965,743	—	to	1.25%	—	to	—	22.88%	to	24.42%
2016	47,179	18.03	to	19.18	882,156	—	to	1.25%	—	to	—	9.58%	to	10.96%
2015	31,468	16.45	to	16.95	527,058	0.50%	to	1.25%	—	to	—	8.11%	to	8.94%
2014	23,593	15.22	to	15.56	363,779	0.50%	to	1.25%	—	to	—	3.62%	to	4.39%
Wells Fargo Asset Allocation Fund
2018	11,830	13.25	to	13.70	159,847	0.35%	to	1.25%	0.30%	to	0.46%	(10.71)%	to	(9.90)%
2017	14,667	14.70	to	15.34	220,921	0.35%	to	1.25%	1.03%	to	1.83%	13.38%	to	14.40%
2016	14,691	12.85	to	13.53	194,505	0.35%	to	1.25%	1.65%	to	2.21%	3.39%	to	4.32%
2015	23,270	12.32	to	13.08	294,976	0.35%	to	1.25%	2.26%	to	3.09%	(6.20)%	to	(5.37)%
2014	17,853	13.02	to	13.95	240,470	0.35%	to	1.25%	1.44%	to	2.99%	(0.85)%	to	0.06%
Wells Fargo Emerging Markets Equity Fund
2018	87,456	23.74	to	21.00	1,884,886	—	to	1.25%	0.24%	to	0.32%	(17.14)%	to	(16.09)%
2017	103,481	28.29	to	25.34	2,684,537	—	to	1.25%	0.15%	to	0.20%	32.75%	to	34.42%
2016	130,894	19.09	to	21.05	2,559,745	—	to	1.25%	0.66%	to	0.70%	10.27%	to	11.65%
2015	121,826	17.31	to	18.85	2,155,229	—	to	1.25%	0.52%	to	0.54%	(14.47)%	to	(13.40)%
2014	103,448	20.24	to	21.77	2,128,542	—	to	1.25%	0.66%	to	0.73%	(6.39)%	to	(5.20)%
Wells Fargo Utility & Telecommunications Fund
2018	436	29.19	to	27.11	12,041	0.50%	to	1.25%	1.65%	to	1.88%	1.96%	to	2.74%
2017	400	28.41	to	26.59	10,782	0.50%	to	1.25%	1.53%	to	1.98%	12.25%	to	13.09%
2016	780	23.69	to	25.12	18,574	0.50%	to	1.25%	1.11%	to	1.31%	11.21%	to	12.05%
2015	944	21.30	to	22.42	20,177	0.50%	to	1.25%	1.86%	to	1.91%	(9.24)%	to	(8.53)%
2014	835	23.47	to	24.51	19,657	0.50%	to	1.25%	0.92%	to	1.55%	4.31%	to	14.81%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Alger Capital Appreciation Institutional Portfolio
2018	141,802	$26.38	to	$32.77	$3,999,893	0.35%	to	1.25%	—	to	—	(2.11)%	to	(1.22)%
2017	139,300	26.71	to	33.48	4,016,844	0.35%	to	1.25%	—	to	—	29.39%	to	30.56%
2016	148,891	20.46	to	25.87	3,400,002	0.35%	to	1.25%	—	to	—	(0.78)%	to	0.11%
2015	145,602	20.70	to	26.08	3,244,553	—	to	1.25%	—	to	—	4.91%	to	6.26%
2014	228,958	19.48	to	24.86	4,754,024	—	to	1.25%	—	to	—	11.88%	to	13.28%
Alger Mid Cap Growth Institutional Fund
2018	70,603	16.68	to	19.79	1,184,066	—	to	1.25%	—	to	—	(8.94)%	to	(7.79)%
2017	78,097	18.08	to	21.74	1,430,934	—	to	1.25%	—	to	—	27.95%	to	29.55%
2016	80,951	13.36	to	16.99	1,141,624	0.35%	to	1.25%	—	to	—	0.18%	to	1.08%
2015	93,909	13.22	to	16.96	1,309,487	0.35%	to	1.25%	—	to	—	(2.59)%	to	(1.73)%
2014	93,971	13.45	to	17.41	1,365,860	0.35%	to	1.25%	—	to	—	8.01%	to	8.98%
Alger Small Cap Growth Institutional Fund
2018	15,677	19.41	to	17.48	294,674	0.35%	to	1.25%	—	to	—	(1.23)%	to	(0.33)%
2017	14,684	19.47	to	17.69	277,152	0.35%	to	1.25%	—	to	—	26.84%	to	27.98%
2016	17,617	13.95	to	15.21	258,430	0.35%	to	1.25%	—	to	—	5.80%	to	6.76%
2015	19,275	13.18	to	14.25	265,833	0.35%	to	1.25%	—	to	—	(4.53)%	to	(3.64)%
2014	17,349	13.81	to	14.79	249,090	0.35%	to	1.25%	—	to	—	(1.51)%	to	(0.59)%
Nuveen Mid Cap Growth Opportunities Fund
2018	16,885	24.18	to	21.65	400,599	—	to	1.25%	—	to	—	(10.27)%	to	(9.13)%
2017	16,238	26.61	to	24.13	424,681	—	to	1.25%	—	to	—	22.93%	to	24.47%
2016	18,519	19.63	to	21.38	390,159	—	to	1.25%	—	to	—	(0.09)%	to	1.17%
2015	18,217	19.65	to	21.14	378,382	—	to	1.25%	—	to	—	(2.21)%	to	(1.00)%
2014	17,806	20.09	to	21.35	374,065	—	to	1.25%	—	to	—	6.99%	to	8.30%
Nuveen Small Cap Select Fund
2018	1,895	19.77	to	20.66	37,520	0.75%	to	1.25%	0.03%	to	0.17%	(12.31)%	to	4.62%
2017	143	23.63	to	22.54	3,230	0.65%	to	1.25%	—	to	—	8.39%	to	9.04%
2016	2,126	20.80	to	21.67	45,482	0.65%	to	1.25%	0.07%	to	0.09%	19.81%	to	20.53%
2015	1,610	17.36	to	17.98	28,716	0.65%	to	1.25%	—	to	—	(3.28)%	to	(2.70)%
2014	1,257	17.95	to	18.48	23,137	0.65%	to	1.25%	—	to	—	4.13%	to	4.77%
Nuveen Santa Barbara Dividend Growth Fund
2018	—	—	to	—	—	0.85%	to	0.85%	—	to	—	—	to	—
2017	1,746	16.89	to	16.89	29,505	0.85%	to	0.85%	1.46%	to	1.46%	18.70%	to	18.70%
2016	1,377	14.23	to	14.23	19,594	0.85%	to	0.85%	1.66%	to	1.66%	10.63%	to	10.63%
2015	966	12.86	to	12.86	12,429	0.85%	to	0.85%	1.67%	to	1.67%	(4.06)%	to	(4.06)%
2014	427	13.41	to	13.41	5,729	0.85%	to	0.85%	1.79%	to	1.79%	11.90%	to	11.90%
Fidelity Advisor Equity Growth Fund
2018	15,451	21.10	to	24.29	327,738	0.50%	to	1.25%	—	to	—	(1.85)%	to	(1.11)%
2017	12,821	21.33	to	24.74	275,456	0.50%	to	1.25%	—	to	—	32.87%	to	33.86%
2016	11,179	15.94	to	18.62	179,232	0.50%	to	1.25%	—	to	—	(1.17)%	to	(0.43)%
2015	14,134	16.01	to	18.84	228,451	0.50%	to	1.25%	—	to	—	5.16%	to	6.00%
2014	11,477	15.10	to	17.92	175,400	0.50%	to	1.25%	—	to	—	9.31%	to	10.09%
Fidelity Advisor Value Strategies Fund
2018	6,688	26.38	to	26.38	176,442	0.35%	to	0.35%	0.51%	to	0.51%	(18.13)%	to	(18.13)%
2017	7,929	32.22	to	32.22	255,511	0.35%	to	0.35%	1.13%	to	1.13%	18.18%	to	18.18%
2016	8,138	27.27	to	27.27	221,903	0.35%	to	0.35%	1.15%	to	1.15%	10.31%	to	10.31%
2015	8,365	24.72	to	24.72	206,777	0.35%	to	0.35%	0.55%	to	0.55%	(3.40)%	to	(3.40)%
2014	12,598	25.59	to	25.59	322,386	0.35%	to	0.35%	0.51%	to	0.51%	5.57%	to	5.57%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity Advisor Leveraged Company Stock Fund
2018	98,986	$15.54	to	$13.43	$1,405,882	—	to	1.25%	—	to	—	(17.31)%	to	(16.26)%
2017	107,083	18.56	to	16.25	1,826,257	—	to	1.25%	0.05%	to	0.32%	15.58%	to	17.02%
2016	195,453	14.06	to	15.86	2,927,612	—	to	1.25%	0.33%	to	0.39%	7.45%	to	8.80%
2015	216,668	13.08	to	14.57	3,023,657	—	to	1.25%	0.22%	to	0.22%	(7.16)%	to	(6.04)%
2014	238,141	14.09	to	15.51	3,542,865	—	to	1.25%	0.28%	to	0.29%	3.77%	to	5.12%
Federated Equity Income Fund, Inc.
2018	4,701	17.96	to	16.66	76,289	0.65%	to	1.25%	1.75%	to	1.76%	(12.79)%	to	(12.27)%
2017	4,234	20.47	to	19.10	78,284	0.65%	to	1.25%	1.61%	to	2.06%	14.62%	to	15.31%
2016	8,626	16.67	to	17.76	139,004	0.65%	to	1.25%	2.33%	to	2.34%	8.14%	to	8.79%
2015	8,581	15.41	to	16.32	127,921	0.65%	to	1.25%	1.87%	to	2.09%	(6.60)%	to	(6.04)%
2014	9,384	16.50	to	17.37	149,332	0.65%	to	1.25%	1.55%	to	1.72%	6.59%	to	7.23%
Federated Fund for U.S. Government Securities Fund
2018	14,213	12.44	to	12.75	179,556	0.75%	to	1.25%	2.52%	to	2.53%	(1.22)%	to	(0.72)%
2017	13,767	13.18	to	12.60	175,378	0.50%	to	1.25%	1.29%	to	2.29%	0.38%	to	1.14%
2016	20,724	12.55	to	12.73	262,340	0.75%	to	1.25%	2.32%	to	2.35%	0.15%	to	0.65%
2015	20,472	12.53	to	12.64	257,638	0.75%	to	1.25%	2.42%	to	2.55%	(0.63)%	to	(0.12)%
2014	20,282	12.61	to	12.66	254,862	0.75%	to	1.25%	2.76%	to	2.78%	3.86%	to	4.37%
Federated MDT Mid Cap Growth Strategies Fund
2018	6,349	17.73	to	20.22	132,273	0.50%	to	1.25%	—	to	—	(4.47)%	to	(3.75)%
2017	5,882	18.42	to	21.16	128,149	0.50%	to	1.25%	—	to	—	22.88%	to	23.80%
2016	5,438	14.53	to	17.22	94,457	0.75%	to	1.25%	0.05%	to	0.08%	8.61%	to	9.15%
2015	5,114	13.31	to	15.86	81,820	0.75%	to	1.25%	—	to	—	(6.16)%	to	(5.72)%
2014	4,681	14.12	to	16.90	79,979	0.75%	to	1.25%	0.14%	to	0.15%	12.22%	to	12.83%
Federated High Income Bond Fund
2018	376	16.95	to	18.03	6,745	1.05%	to	1.25%	5.43%	to	5.47%	(4.27)%	to	(4.08)%
2017	360	17.67	to	18.84	6,756	1.05%	to	1.25%	4.56%	to	5.39%	5.22%	to	5.43%
2016	3,827	16.76	to	17.90	65,120	1.05%	to	1.25%	2.21%	to	5.07%	12.90%	to	13.12%
2015	952	14.82	to	15.86	15,099	1.05%	to	1.25%	5.51%	to	5.51%	(4.47)%	to	(4.26)%
2014	717	15.48	to	16.60	11,897	1.05%	to	1.25%	5.58%	to	5.64%	(0.29)%	to	0.87%
Federated Kaufmann Fund
2018	211,361	19.41	to	23.59	4,384,038	0.35%	to	1.25%	—	to	—	2.33%	to	3.26%
2017	234,119	18.80	to	23.05	4,713,261	0.35%	to	1.25%	—	to	—	26.10%	to	27.24%
2016	287,224	14.78	to	18.28	4,612,341	0.35%	to	1.25%	—	to	—	1.79%	to	2.71%
2015	296,491	14.39	to	17.96	4,637,520	0.35%	to	1.25%	—	to	—	4.64%	to	5.63%
2014	312,395	13.62	to	17.16	4,686,958	0.35%	to	1.25%	—	to	—	7.79%	to	8.74%
Federated Short-Term Income Fund
2018	9,199	10.02	to	10.02	92,193	0.35%	to	0.35%	0.37%	to	0.37%	(26.85)%	to	(26.85)%
2017	6,880	13.70	to	13.70	94,263	0.35%	to	0.35%	1.51%	to	1.51%	1.29%	to	1.29%
2016	7,107	13.53	to	13.53	96,119	0.35%	to	0.35%	1.15%	to	1.15%	0.93%	to	0.93%
2015	7,304	13.40	to	13.40	97,880	0.35%	to	0.35%	1.02%	to	1.02%	(0.14)%	to	(0.14)%
2014	8,631	13.42	to	13.42	115,838	0.35%	to	0.35%	1.09%	to	1.09%	0.38%	to	0.38%
Federated Total Return Bond Fund
2018	5,921	46.47	to	13.92	131,714	0.50%	to	1.25%	2.89%	to	2.89%	(2.63)%	to	(1.90)%
2017	8,293	47.37	to	14.30	176,329	0.50%	to	1.25%	2.65%	to	2.65%	2.54%	to	3.31%
2016	13,482	13.95	to	45.85	242,209	0.50%	to	1.25%	2.86%	to	2.87%	3.20%	to	3.97%
2015	15,592	13.52	to	44.10	286,688	0.50%	to	1.25%	2.86%	to	2.87%	(1.99)%	to	(1.27)%
2014	16,602	13.79	to	44.67	316,461	0.50%	to	1.25%	3.19%	to	3.23%	3.39%	to	4.20%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Federated Clover Small Value Fund
2018	3,398	$15.63	to	$14.68	$52,989	0.35%	to	1.25%	0.04%	to	0.06%	(19.39)%	to	(18.65)%
2017	4,466	19.21	to	18.21	85,477	0.35%	to	1.25%	0.38%	to	0.76%	10.75%	to	11.75%
2016	3,517	16.44	to	17.19	60,302	0.35%	to	1.25%	0.63%	to	0.77%	20.16%	to	21.24%
2015	2,638	13.68	to	14.18	37,387	0.35%	to	1.25%	—	to	0.53%	(8.48)%	to	(5.42)%
2014	142	15.16	to	15.16	2,153	0.50%	to	0.50%	1.15%	to	1.15%	2.90%	to	2.90%
Federated International Leaders Fund
2018	123	13.63	to	13.01	1,651	0.75%	to	1.25%	2.25%	to	2.50%	(21.84)%	to	(21.45)%
2017	110	17.35	to	16.65	1,876	0.75%	to	1.25%	0.31%	to	0.43%	26.39%	to	27.02%
2016	98	13.17	to	13.66	1,322	0.75%	to	1.25%	2.50%	to	2.51%	(4.14)%	to	(3.66)%
2015	70	13.74	to	14.18	974	0.75%	to	1.25%	1.46%	to	2.14%	(9.18)%	to	(3.43)%
2014	37	14.23	to	14.38	536	1.05%	to	1.25%	0.97%	to	5.00%	(5.48)%	to	(4.51)%
Fidelity® VIP Growth Opportunities Portfolio
2018	22,749	38.18	to	30.56	696,081	—	to	0.70%	0.12%	to	0.12%	11.67%	to	12.46%
2017	22,603	33.95	to	27.37	619,288	—	to	0.70%	0.22%	to	0.33%	33.58%	to	34.51%
2016	19,121	20.49	to	20.49	391,755	0.70%	to	0.70%	0.33%	to	0.33%	(0.36)%	to	(0.36)%
2015	19,524	20.56	to	20.56	401,472	0.70%	to	0.70%	0.18%	to	0.18%	4.86%	to	4.86%
2014	20,334	19.61	to	19.61	398,697	0.70%	to	0.70%	0.24%	to	0.24%	11.41%	to	11.41%
Fidelity® VIP Overseas Portfolio
2018	7,757	12.48	to	12.48	96,799	0.70%	to	0.70%	1.62%	to	1.62%	(15.41)%	to	(15.41)%
2017	7,300	14.75	to	14.75	107,696	0.70%	to	0.70%	1.49%	to	1.49%	29.38%	to	29.38%
2016	6,716	11.40	to	11.40	76,571	0.70%	to	0.70%	1.11%	to	1.11%	(5.72)%	to	(5.72)%
2015	9,499	12.09	to	12.09	114,889	0.70%	to	0.70%	1.43%	to	1.43%	2.93%	to	2.93%
2014	8,643	11.75	to	11.75	101,584	0.70%	to	0.70%	1.18%	to	1.18%	(8.75)%	to	(8.75)%
Fidelity® VIP Value Strategies Portfolio
2018	3,344	17.51	to	17.51	58,555	0.70%	to	0.70%	0.98%	to	0.98%	(17.90)%	to	(17.90)%
2017	3,707	21.33	to	21.33	79,073	0.70%	to	0.70%	1.48%	to	1.48%	18.53%	to	18.53%
2016	3,614	17.99	to	17.99	65,024	0.70%	to	0.70%	0.99%	to	0.99%	8.86%	to	8.86%
2015	10,651	16.53	to	16.53	176,061	0.70%	to	0.70%	1.19%	to	1.19%	(3.67)%	to	(3.67)%
2014	10,508	17.16	to	17.16	180,297	0.70%	to	0.70%	0.53%	to	0.53%	6.05%	to	6.05%
Fidelity VIP Balanced Fund
2018	66,897	20.61	to	20.06	1,341,879	—	to	0.70%	1.39%	to	1.48%	(4.89)%	to	(4.22)%
2017	74,005	21.52	to	21.09	1,560,776	—	to	0.70%	1.43%	to	1.48%	15.62%	to	16.43%
2016	76,576	18.24	to	18.24	1,396,766	0.70%	to	0.70%	1.37%	to	1.37%	6.52%	to	6.52%
2015	86,024	17.12	to	17.12	1,473,104	0.70%	to	0.70%	1.51%	to	1.51%	(0.09)%	to	(0.09)%
2014	87,200	17.14	to	17.14	1,494,900	0.70%	to	0.70%	1.70%	to	1.70%	9.47%	to	9.47%
Fidelity® VIP Growth & Income Portfolio
2018	16,686	19.91	to	19.91	332,187	0.70%	to	0.70%	0.34%	to	0.34%	(9.62)%	to	(9.62)%
2017	16,283	22.03	to	22.03	358,652	0.70%	to	0.70%	1.22%	to	1.22%	16.08%	to	16.08%
2016	15,646	18.97	to	18.97	296,880	0.70%	to	0.70%	1.96%	to	1.96%	15.27%	to	15.27%
2015	13,371	16.46	to	16.46	220,094	0.70%	to	0.70%	2.23%	to	2.23%	(2.94)%	to	(2.94)%
2014	11,279	16.96	to	16.96	191,315	0.70%	to	0.70%	1.27%	to	1.27%	9.71%	to	9.71%
Fidelity® VIP Freedom 2020 Portfolio
2018	1,433	25.58	to	25.58	36,654	0.35%	to	0.35%	1.31%	to	1.31%	(6.41)%	to	(6.41)%
2017	1,433	27.33	to	27.33	39,163	0.35%	to	0.35%	1.19%	to	1.19%	15.85%	to	15.85%
2016	3,244	23.59	to	23.59	76,542	0.35%	to	0.35%	0.67%	to	0.67%	5.43%	to	5.43%
2015	8,585	22.38	to	22.38	192,097	0.35%	to	0.35%	1.57%	to	1.57%	(0.82)%	to	(0.82)%
2014	8,584	22.56	to	22.56	193,636	0.35%	to	0.35%	3.14%	to	3.14%	0.79%	to	0.79%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity® VIP Freedom 2030 Portfolio
2018	18,198	$28.79	to	$29.23	$531,853	0.35%	to	0.50%	1.09%	to	1.15%	(8.52)%	to	(8.38)%
2017	22,496	31.90	to	31.47	717,575	0.35%	to	0.50%	1.04%	to	1.14%	20.09%	to	20.27%
2016	26,187	26.20	to	26.52	694,534	0.35%	to	0.50%	1.18%	to	1.20%	5.84%	to	6.00%
2015	28,827	23.47	to	25.02	721,231	0.35%	to	1.25%	1.33%	to	1.33%	(1.76)%	to	(0.87)%
2014	31,640	23.89	to	25.24	798,622	0.35%	to	0.50%	—	to	2.57%	0.72%	to	3.42%
Fidelity® VIP Freedom 2015 Portfolio
2018	3,063	23.38	to	23.38	71,593	0.35%	to	0.35%	1.22%	to	1.22%	(5.61)%	to	(5.61)%
2017	4,631	24.77	to	24.77	114,696	0.35%	to	0.35%	1.29%	to	1.29%	14.40%	to	14.40%
2016	4,775	21.65	to	21.65	103,384	0.35%	to	0.35%	1.51%	to	1.51%	5.21%	to	5.21%
2015	3,994	20.58	to	20.58	82,195	0.35%	to	0.35%	1.96%	to	1.96%	(0.83)%	to	(0.83)%
2014	2,571	20.75	to	20.75	53,363	0.35%	to	0.35%	2.63%	to	2.63%	0.90%	to	0.90%
Fidelity® VIP Freedom 2025 Portfolio
2018	13,520	27.54	to	27.54	372,334	0.35%	to	0.35%	1.22%	to	1.22%	(7.10)%	to	(7.10)%
2017	13,656	29.64	to	29.64	404,822	0.35%	to	0.35%	1.17%	to	1.17%	17.16%	to	17.16%
2016	19,467	25.30	to	25.30	492,592	0.35%	to	0.35%	0.99%	to	0.99%	5.61%	to	5.61%
2015	32,312	23.96	to	23.96	774,151	0.35%	to	0.35%	1.91%	to	1.91%	(0.84)%	to	(0.84)%
2014	20,577	24.16	to	24.16	497,234	0.35%	to	0.35%	2.90%	to	2.90%	0.81%	to	0.81%
Fidelity® VIP FundsManager 70% Portfolio
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	—	—	to	—	2	—	to	—	—	to	—	—	to	—
2015	32	22.28	to	22.28	725	0.50%	to	0.50%	1.44%	to	1.44%	(0.20)%	to	(0.20)%
2014	4	22.33	to	22.33	81	0.50%	to	0.50%	13.33%	to	13.33%	0.50%	to	0.50%
Fidelity Advisor® Stock Selector All Cap Fund
2018	386	18.16	to	18.16	7,016	1.25%	to	1.25%	0.12%	to	0.12%	(10.27)%	to	(10.27)%
2017	258	20.46	to	20.24	5,230	1.05%	to	1.25%	—	to	0.12%	23.01%	to	23.25%
2016	173	16.45	to	16.45	2,844	1.25%	to	1.25%	0.17%	to	0.17%	7.61%	to	7.61%
2015	201	15.29	to	15.29	3,075	1.25%	to	1.25%	—	to	—	(1.87)%	to	(1.87)%
2014	183	15.58	to	15.58	2,847	1.25%	to	1.25%	—	to	—	9.11%	to	9.11%
Templeton Global Opportunities Trust+
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	2,845	27.08	to	25.92	74,355	0.75%	to	1.25%	—	to	1.66%	20.53%	to	21.13%
2016	2,994	21.50	to	21.84	64,733	1.05%	to	1.25%	1.68%	to	2.63%	8.96%	to	9.18%
2015	2,530	19.73	to	20.42	50,133	0.75%	to	1.25%	0.55%	to	0.60%	(8.89)%	to	(8.44)%
2014	4,548	21.66	to	22.30	98,740	0.75%	to	1.25%	—	to	—	(5.23)%	to	(4.77)%
Templeton Developing Markets Trust
2018	75,886	10.34	to	13.36	869,892	0.35%	to	1.25%	1.19%	to	1.23%	(17.25)%	to	(16.49)%
2017	78,674	12.38	to	16.14	1,072,618	0.35%	to	1.25%	0.98%	to	1.11%	38.47%	to	39.72%
2016	86,422	8.50	to	11.66	835,527	0.50%	to	1.25%	1.00%	to	1.32%	16.38%	to	17.25%
2015	106,515	7.55	to	10.02	877,222	0.35%	to	1.25%	0.24%	to	0.78%	(20.68)%	to	(19.96)%
2014	113,599	9.43	to	12.63	1,185,732	0.35%	to	1.25%	1.09%	to	1.41%	(9.28)%	to	(8.46)%
Franklin High Income Fund
2018	43,405	17.13	to	17.11	737,508	0.35%	to	1.25%	5.57%	to	5.60%	(4.40)%	to	(3.53)%
2017	59,081	18.76	to	17.90	1,063,028	—	to	1.25%	3.14%	to	5.54%	5.41%	to	6.73%
2016	86,053	16.98	to	17.58	1,469,276	—	to	1.25%	6.15%	to	6.27%	17.84%	to	19.32%
2015	82,313	14.41	to	14.73	1,188,586	—	to	1.25%	6.26%	to	3.38%	(11.82)%	to	(10.71)%
2014	90,936	16.34	to	16.50	1,478,234	—	to	1.25%	5.27%	to	5.87%	(5.20)%	to	(1.66)%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Franklin Strategic Income Fund
2018	168,930	$15.23	to	$15.57	$2,568,622	0.35%	to	1.25%	4.11%	to	4.16%	(3.10)%	to	(2.22)%
2017	193,468	15.60	to	15.72	3,030,841	0.15%	to	1.25%	—	to	2.23%	3.21%	to	4.35%
2016	250,326	15.23	to	15.29	3,760,580	0.35%	to	1.25%	2.52%	to	2.54%	6.64%	to	7.60%
2015	259,612	13.86	to	14.28	3,638,893	0.15%	to	1.25%	4.19%	to	4.56%	(5.47)%	to	(4.38)%
2014	264,685	14.50	to	15.11	3,915,646	0.15%	to	1.25%	5.20%	to	5.38%	0.39%	to	1.50%
Templeton Global Bond Fund
2018	309,258	11.30	to	17.87	5,552,859	—	to	1.25%	6.14%	to	6.89%	(4.96)%	to	0.00%
2017	352,943	11.89	to	17.87	6,280,831	—	to	1.25%	3.19%	to	3.45%	(0.92)%	to	1.09%
2016	349,640	17.68	to	17.90	6,086,460	—	to	1.25%	2.45%	to	2.46%	4.91%	to	6.22%
2015	362,018	16.85	to	16.86	5,965,039	—	to	1.25%	2.98%	to	3.52%	(5.42)%	to	(4.23)%
2014	312,719	17.60	to	17.82	5,305,287	—	to	1.25%	6.51%	to	6.64%	0.31%	to	1.59%
Franklin U.S. Government Securities Fund
2018	39,632	13.57	to	12.85	511,873	0.50%	to	1.25%	3.12%	to	3.13%	(0.97)%	to	(0.22)%
2017	43,213	13.60	to	12.98	564,008	0.50%	to	1.25%	3.00%	to	3.02%	(0.50)%	to	0.25%
2016	44,637	13.04	to	13.57	585,763	0.50%	to	1.25%	3.06%	to	3.06%	(0.57)%	to	0.17%
2015	40,229	13.12	to	13.54	530,459	0.50%	to	1.25%	3.22%	to	3.24%	(0.33)%	to	0.40%
2014	53,916	13.16	to	13.49	711,019	0.50%	to	1.25%	3.36%	to	3.46%	3.04%	to	3.81%
Franklin Small Cap Value Fund
2018	109,634	41.20	to	22.92	2,509,657	—	to	1.25%	0.76%	to	0.78%	(26.22)%	to	(13.77)%
2017	117,557	55.84	to	26.59	3,073,501	—	to	1.25%	0.73%	to	0.75%	1.58%	to	9.26%
2016	131,812	24.33	to	54.97	3,164,085	—	to	1.25%	0.25%	to	0.25%	23.47%	to	27.99%
2015	118,980	19.01	to	44.52	2,218,978	—	to	1.25%	0.54%	to	0.56%	(17.54)%	to	(8.99)%
2014	145,709	20.89	to	53.99	2,915,383	—	to	1.25%	0.17%	to	0.24%	(9.26)%	to	(1.25)%
Franklin Mutual Global Discovery Fund
2018	693,884	14.89	to	16.92	9,924,036	—	to	1.25%	1.32%	to	1.91%	(12.11)%	to	(10.99)%
2017	737,045	16.73	to	19.25	11,964,540	—	to	1.25%	1.57%	to	2.27%	8.21%	to	9.57%
2016	828,302	15.27	to	17.79	12,374,319	—	to	1.25%	1.82%	to	1.85%	11.16%	to	12.56%
2015	874,786	13.57	to	16.00	11,657,505	—	to	1.25%	1.32%	to	1.49%	(4.82)%	to	(3.64)%
2014	856,941	14.08	to	16.81	11,925,820	—	to	1.25%	2.05%	to	2.11%	3.71%	to	4.99%
Templeton Growth Fund+
2018	97,180	36.55	to	15.70	1,434,406	—	to	1.25%	1.67%	to	1.82%	(15.61)%	to	(14.54)%
2017	97,776	42.77	to	18.61	1,750,344	—	to	1.25%	1.81%	to	1.88%	16.34%	to	17.80%
2016	119,356	16.00	to	36.31	1,798,969	—	to	1.25%	0.89%	to	1.52%	7.71%	to	9.06%
2015	143,194	14.85	to	33.29	2,016,886	—	to	1.25%	1.32%	to	1.32%	(7.65)%	to	(6.46)%
2014	152,801	16.08	to	35.59	2,317,280	—	to	1.25%	2.21%	to	2.50%	(3.16)%	to	(1.93)%
Franklin Income Fund
2018	408,341	15.58	to	16.46	6,300,588	0.35%	to	1.25%	5.19%	to	5.20%	(6.48)%	to	(5.63)%
2017	525,920	16.51	to	17.60	8,624,130	0.35%	to	1.25%	5.08%	to	5.16%	7.07%	to	8.04%
2016	601,377	15.28	to	16.44	9,098,809	0.35%	to	1.25%	5.52%	to	5.53%	14.85%	to	15.88%
2015	602,058	13.19	to	14.31	7,899,380	0.35%	to	1.25%	5.21%	to	5.23%	(8.94)%	to	(8.11)%
2014	638,534	14.35	to	15.72	9,221,858	0.35%	to	1.25%	4.85%	to	4.93%	2.83%	to	3.78%
Franklin Growth Fund
2018	606,619	23.45	to	25.00	14,304,307	—	to	1.25%	0.41%	to	0.44%	(4.59)%	to	(3.39)%
2017	610,478	24.28	to	26.21	14,934,291	—	to	1.25%	0.39%	to	0.44%	25.25%	to	26.82%
2016	578,915	19.14	to	20.92	11,174,173	—	to	1.25%	0.50%	to	0.53%	7.07%	to	8.41%
2015	555,159	17.66	to	19.54	9,915,019	—	to	1.25%	0.62%	to	1.88%	0.68%	to	1.94%
2014	335,679	17.32	to	19.41	6,025,439	—	to	1.25%	0.28%	to	0.29%	13.45%	to	14.86%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Franklin Total Return Fund
2018	24,958	$14.41	to	$13.94	$347,102	0.50%	to	1.25%	2.73%	to	2.75%	(3.04)%	to	(2.30)%
2017	29,573	14.75	to	14.38	424,849	0.50%	to	1.25%	1.94%	to	2.15%	2.25%	to	3.02%
2016	29,892	14.06	to	14.32	421,955	0.50%	to	1.25%	1.74%	to	1.77%	1.53%	to	2.29%
2015	24,917	13.85	to	13.99	345,445	0.50%	to	1.25%	3.20%	to	4.02%	(2.79)%	to	(2.07)%
2014	28,891	14.25	to	14.29	411,078	0.50%	to	1.25%	3.89%	to	4.93%	4.65%	to	5.48%
Franklin Balance Sheet Investment Fund
2018	66,465	25.40	to	27.46	1,820,670	0.35%	to	0.85%	1.10%	to	1.12%	(13.19)%	to	(12.76)%
2017	76,022	31.47	to	27.28	2,387,317	0.35%	to	1.25%	0.23%	to	1.06%	11.04%	to	12.04%
2016	88,907	24.57	to	28.09	2,492,283	0.35%	to	1.25%	0.46%	to	0.53%	18.96%	to	20.03%
2015	114,319	20.65	to	23.40	2,671,468	0.35%	to	1.25%	0.63%	to	0.68%	(10.55)%	to	(9.75)%
2014	125,329	23.09	to	25.93	3,245,621	0.35%	to	1.25%	0.08%	to	0.49%	(0.52)%	to	0.37%
Franklin Mutual Beacon Fund
2018	53,197	15.67	to	15.49	816,737	0.35%	to	1.25%	1.45%	to	1.67%	(9.63)%	to	(8.81)%
2017	54,853	17.19	to	17.14	929,584	0.35%	to	1.25%	1.20%	to	1.60%	12.68%	to	13.70%
2016	80,346	15.12	to	15.21	1,172,925	0.35%	to	1.25%	2.09%	to	2.42%	14.36%	to	15.39%
2015	86,904	13.10	to	13.30	1,097,728	0.35%	to	1.25%	1.70%	to	1.83%	(5.54)%	to	(4.65)%
2014	95,372	13.74	to	14.08	1,255,951	0.35%	to	1.25%	3.29%	to	3.60%	5.12%	to	6.11%
Franklin Mutual Shares Fund
2018	228,403	13.72	to	20.71	3,857,472	0.35%	to	1.25%	1.44%	to	1.55%	(10.31)%	to	(9.50)%
2017	250,265	15.16	to	23.09	4,745,186	0.35%	to	1.25%	1.95%	to	1.99%	6.87%	to	7.83%
2016	268,649	14.06	to	21.60	4,743,577	0.35%	to	1.25%	1.88%	to	2.08%	14.18%	to	15.21%
2015	300,271	12.20	to	18.92	4,546,441	0.35%	to	1.25%	1.46%	to	1.74%	(5.30)%	to	(4.45)%
2014	304,338	12.77	to	19.98	4,829,375	0.35%	to	1.25%	2.91%	to	3.98%	5.98%	to	6.94%
Franklin Small-Mid Cap Growth Fund
2018	196,987	20.90	to	24.84	4,089,490	—	to	1.25%	—	to	—	(5.79)%	to	(4.60)%
2017	202,496	21.91	to	26.36	4,441,423	—	to	1.25%	—	to	—	20.03%	to	21.53%
2016	241,752	18.02	to	21.97	4,356,888	—	to	1.25%	—	to	—	3.03%	to	4.33%
2015	298,234	17.28	to	21.32	5,127,118	—	to	1.25%	—	to	—	(3.45)%	to	(3.19)%
2014	491,434	12.78	to	22.02	6,572,643	0.35%	to	1.25%	—	to	—	6.18%	to	7.12%
Franklin Conservative Allocation Fund
2018	179,176	15.26	to	14.84	2,622,073	—	to	1.25%	2.57%	to	2.61%	(4.65)%	to	(3.44)%
2017	181,740	15.80	to	15.56	2,759,830	—	to	1.25%	0.69%	to	1.44%	9.21%	to	10.58%
2016	211,382	13.93	to	14.25	2,939,394	0.35%	to	1.25%	1.09%	to	1.10%	3.10%	to	4.03%
2015	215,901	13.69	to	13.82	2,897,784	—	to	1.25%	1.75%	to	1.97%	(3.47)%	to	(2.27)%
2014	208,561	14.01	to	14.32	2,889,117	—	to	1.25%	3.05%	to	3.05%	2.08%	to	3.38%
Franklin Growth Allocation Fund
2018	347,072	16.68	to	17.27	5,667,735	—	to	1.25%	1.54%	to	1.56%	(7.62)%	to	(6.45)%
2017	370,266	17.83	to	18.70	6,475,089	—	to	1.25%	1.15%	to	1.54%	17.97%	to	19.45%
2016	387,551	14.62	to	15.85	5,820,297	0.35%	to	1.25%	0.73%	to	0.86%	4.06%	to	5.00%
2015	410,195	14.16	to	15.23	5,916,647	—	to	1.25%	1.05%	to	1.18%	(2.85)%	to	(1.64)%
2014	383,575	14.40	to	15.68	5,715,306	—	to	1.25%	1.57%	to	1.63%	3.66%	to	4.97%
Franklin Moderate Allocation Fund
2018	371,100	16.30	to	16.28	5,888,382	—	to	1.25%	1.23%	to	2.00%	(6.01)%	to	(4.82)%
2017	385,801	17.13	to	17.32	6,482,840	—	to	1.25%	1.25%	to	1.75%	13.56%	to	14.98%
2016	459,707	14.55	to	15.25	6,822,756	0.35%	to	1.25%	0.86%	to	0.99%	3.64%	to	4.57%
2015	519,107	14.19	to	14.71	7,363,056	—	to	1.25%	1.53%	to	1.53%	(3.13)%	to	(1.91)%
2014	530,834	14.47	to	15.19	7,739,029	—	to	1.25%	2.34%	to	2.36%	2.75%	to	4.08%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Templeton Foreign Fund
2018	359,059	$23.03	to	$19.02	$7,202,665	—	to	1.25%	2.07%	to	2.21%	(16.06)%	to	(15.00)%
2017	420,981	27.09	to	22.66	9,988,522	—	to	1.25%	1.30%	to	1.34%	15.63%	to	17.08%
2016	504,511	19.59	to	23.14	10,257,179	—	to	1.25%	1.74%	to	1.97%	10.25%	to	11.63%
2015	638,694	17.77	to	20.73	11,726,236	—	to	1.25%	1.17%	to	5.03%	(8.25)%	to	(7.08)%
2014	1,044,174	19.37	to	22.31	14,749,977	—	to	1.25%	2.31%	to	2.68%	(11.92)%	to	(10.79)%
Franklin Small-Mid Cap Growth Fund
2018	3,709	21.55	to	21.55	79,914	0.70%	to	0.70%	—	to	—	(5.82)%	to	(5.82)%
2017	4,425	22.88	to	22.88	101,227	0.70%	to	0.70%	—	to	—	20.90%	to	20.90%
2016	8,027	18.92	to	18.92	151,894	0.70%	to	0.70%	—	to	—	3.68%	to	3.68%
2015	8,420	18.25	to	18.25	153,679	0.70%	to	0.70%	—	to	—	(3.13)%	to	(3.13)%
2014	8,251	18.84	to	18.84	155,456	0.70%	to	0.70%	—	to	—	7.04%	to	7.04%
Highland Premier Growth Equity
2018	3,962	14.26	to	21.09	88,004	—	to	1.25%	—	to	—	(47.22)%	to	(12.41)%
2017	4,309	27.02	to	24.07	110,889	—	to	1.25%	—	to	—	(0.07)%	to	23.84%
2016	5,403	19.44	to	27.04	111,593	—	to	1.25%	—	to	—	(17.89)%	to	3.45%
2015	4,353	18.79	to	32.93	85,844	—	to	1.25%	—	to	—	(4.38)%	to	1.73%
2014	5,348	18.47	to	34.44	103,028	—	to	1.25%	—	to	—	6.23%	to	12.34%
Goldman Sachs Income Builder Fund
2018	3,548	15.20	to	16.26	55,809	0.75%	to	1.25%	3.67%	to	3.75%	(6.11)%	to	(5.63)%
2017	4,556	16.11	to	17.32	75,959	0.75%	to	1.25%	0.87%	to	3.57%	6.60%	to	7.13%
2016	3,525	16.25	to	28.51	71,819	1.05%	to	1.25%	3.86%	to	3.90%	7.96%	to	8.17%
2015	3,908	15.05	to	26.36	74,705	1.05%	to	1.25%	4.06%	to	4.08%	(4.80)%	to	(4.59)%
2014	3,568	15.81	to	27.63	71,178	1.05%	to	1.25%	4.20%	to	4.25%	2.24%	to	2.43%
Goldman Sachs Capital Growth Fund
2018	115	21.51	to	22.49	2,551	0.50%	to	1.25%	0.02%	to	0.06%	(4.02)%	to	(0.76)%
2017	98	21.67	to	23.43	2,275	0.75%	to	1.25%	0.08%	to	0.08%	30.18%	to	30.83%
2016	98	16.56	to	18.00	1,764	0.75%	to	1.25%	0.06%	to	0.07%	0.65%	to	1.15%
2015	48	16.38	to	17.88	859	0.75%	to	1.25%	—	to	—	0.69%	to	1.21%
2014	44	16.18	to	17.76	772	0.75%	to	1.25%	—	to	—	12.27%	to	12.86%
Goldman Sachs Core Fixed Income Fund
2018	7,729	12.81	to	12.92	99,166	1.05%	to	1.25%	2.43%	to	2.43%	(2.11)%	to	(1.91)%
2017	7,398	13.06	to	13.19	96,830	1.05%	to	1.25%	2.19%	to	2.23%	1.84%	to	2.04%
2016	8,493	12.80	to	12.96	109,675	1.05%	to	1.25%	2.19%	to	2.19%	1.34%	to	1.55%
2015	7,975	12.61	to	12.78	101,575	1.05%	to	1.25%	2.31%	to	2.35%	(1.05)%	to	(0.80)%
2014	7,079	12.71	to	12.92	90,992	1.05%	to	1.25%	2.26%	to	2.27%	4.00%	to	4.21%
Goldman Sachs U.S. Equity Insights Fund
2018	1	18.83	to	18.83	12	1.25%	to	1.25%	0.48%	to	0.48%	(7.96)%	to	(7.96)%
2017	1	20.46	to	20.46	14	1.25%	to	1.25%	0.35%	to	0.35%	21.91%	to	21.91%
2016	37	16.78	to	16.78	626	1.25%	to	1.25%	0.59%	to	0.59%	9.35%	to	9.35%
2015	56	15.35	to	15.35	863	1.25%	to	1.25%	0.96%	to	0.96%	(2.44)%	to	(2.44)%
2014	57	15.73	to	15.73	890	1.25%	to	1.25%	0.77%	to	0.77%	13.84%	to	13.84%
Goldman Sachs Government Income Fund
2018	150,174	14.38	to	12.52	1,991,708	—	to	1.25%	2.02%	to	2.02%	(1.71)%	to	(0.96)%
2017	144,857	14.63	to	12.64	1,952,352	—	to	1.25%	1.72%	to	1.74%	—	to	0.48%
2016	152,160	12.58	to	14.63	2,023,236	—	to	1.25%	1.65%	to	1.66%	(0.61)%	to	(0.19)%
2015	170,122	12.61	to	14.72	2,254,826	—	to	1.25%	1.51%	to	1.51%	(1.21)%	to	(0.96)%
2014	160,872	12.73	to	14.90	2,145,299	—	to	1.25%	1.43%	to	1.45%	2.62%	to	2.82%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Goldman Sachs Equity Income Fund
2018	6,132	$14.10	to	$15.90	$93,224	0.50%	to	1.25%	1.66%	to	1.69%	(7.28)%	to	(6.57)%
2017	7,498	15.09	to	17.15	121,364	0.50%	to	1.25%	1.53%	to	1.79%	9.00%	to	9.82%
2016	9,179	13.74	to	15.73	139,478	0.50%	to	1.25%	1.95%	to	1.97%	11.85%	to	12.69%
2015	13,304	12.20	to	14.07	185,430	0.50%	to	1.25%	1.69%	to	1.87%	(4.25)%	to	(3.58)%
2014	15,980	12.65	to	14.69	234,359	0.50%	to	1.25%	1.31%	to	1.32%	9.91%	to	10.75%
Goldman Sachs Growth Opportunities Fund
2018	30,626	21.10	to	23.75	659,954	0.50%	to	1.25%	—	to	—	(6.51)%	to	(5.80)%
2017	31,022	22.40	to	25.40	710,183	0.50%	to	1.25%	—	to	—	25.24%	to	26.18%
2016	39,395	17.75	to	20.28	717,654	0.50%	to	1.25%	—	to	—	(0.14)%	to	0.61%
2015	50,356	17.64	to	20.31	907,684	0.50%	to	1.25%	—	to	—	(6.79)%	to	(6.10)%
2014	42,175	18.79	to	21.79	811,103	0.50%	to	1.25%	—	to	—	9.61%	to	10.45%
Goldman Sachs Focused International Equity Fund
2018	1,900	8.34	to	9.88	16,483	0.75%	to	1.25%	0.74%	to	1.97%	(15.89)%	to	(15.47)%
2017	3,011	9.86	to	11.74	29,818	0.75%	to	1.25%	0.27%	to	1.38%	23.74%	to	24.36%
2016	3,144	7.93	to	9.49	26,634	0.75%	to	1.25%	2.93%	to	2.96%	(3.81)%	to	(3.33)%
2015	2,717	8.20	to	9.86	23,833	0.75%	to	1.25%	1.11%	to	1.51%	0.25%	to	0.77%
2014	1,845	8.14	to	9.84	16,529	0.75%	to	1.25%	3.07%	to	3.18%	(13.90)%	to	(13.47)%
Goldman Sachs Mid Cap Value Fund
2018	113,636	77.70	to	26.75	3,536,088	—	to	1.25%	0.44%	to	0.46%	(11.95)%	to	(10.84)%
2017	116,766	87.14	to	30.38	4,364,390	—	to	1.25%	0.41%	to	0.42%	9.29%	to	10.66%
2016	143,706	27.80	to	78.74	4,526,889	—	to	1.25%	1.08%	to	1.21%	11.45%	to	12.85%
2015	161,260	24.94	to	69.78	4,547,692	—	to	1.25%	0.23%	to	0.25%	(10.60)%	to	(9.46)%
2014	165,257	27.90	to	77.07	5,327,735	—	to	1.25%	0.25%	to	0.26%	11.85%	to	13.24%
Goldman Sachs Small Cap Value Fund
2018	274,381	20.01	to	20.29	5,409,781	—	to	1.25%	0.03%	to	0.03%	(15.43)%	to	(14.35)%
2017	287,782	23.36	to	23.99	6,674,565	—	to	1.25%	0.13%	to	0.15%	10.50%	to	11.89%
2016	277,329	20.88	to	21.71	5,797,365	—	to	1.25%	0.48%	to	0.51%	22.61%	to	24.15%
2015	247,853	16.82	to	17.70	4,173,912	—	to	1.25%	0.28%	to	0.62%	(6.97)%	to	(5.77)%
2014	188,212	19.03	to	19.62	34,559,821	0.35%	to	1.25%	0.20%	to	0.27%	5.52%	to	6.47%
Goldman Sachs Strategic Growth Fund
2018	854	21.28	to	22.71	19,572	0.50%	to	1.25%	—	to	—	(2.87)%	to	(2.13)%
2017	1,377	21.74	to	23.38	30,802	0.50%	to	1.25%	—	to	—	28.68%	to	29.65%
2016	1,243	18.17	to	18.95	20,987	0.85%	to	1.25%	0.21%	to	0.37%	0.06%	to	0.46%
2015	1,139	18.16	to	18.87	19,376	0.85%	to	1.25%	0.17%	to	0.17%	1.85%	to	2.26%
2014	901	17.83	to	18.45	14,995	0.85%	to	1.25%	—	to	—	11.65%	to	12.10%
Goldman Sachs High Yield Fund
2018	153,974	20.36	to	16.81	2,971,196	—	to	1.25%	5.17%	to	5.17%	(5.08)%	to	(3.88)%
2017	176,290	21.18	to	17.71	3,564,644	—	to	1.25%	5.05%	to	5.05%	4.36%	to	5.67%
2016	199,358	16.97	to	20.04	3,839,510	—	to	1.25%	5.42%	to	5.47%	12.25%	to	13.66%
2015	262,029	15.12	to	17.63	4,479,745	—	to	1.25%	5.40%	to	5.43%	(6.43)%	to	(5.24)%
2014	249,172	16.16	to	18.61	4,459,396	—	to	1.25%	5.40%	to	5.45%	0.43%	to	1.70%
Goldman Sachs Large Cap Value Fund
2018	26,828	13.84	to	12.68	357,875	0.50%	to	1.25%	1.00%	to	1.09%	(10.00)%	to	(9.32)%
2017	24,950	15.26	to	14.09	369,141	0.50%	to	1.25%	1.49%	to	2.59%	7.97%	to	8.78%
2016	27,965	13.05	to	14.03	379,671	0.50%	to	1.25%	1.14%	to	1.61%	9.94%	to	10.76%
2015	31,904	11.87	to	12.67	393,651	0.50%	to	1.25%	0.54%	to	0.60%	(5.87)%	to	(5.13)%
2014	44,257	12.61	to	13.87	582,643	—	to	1.25%	0.80%	to	0.84%	10.88%	to	12.23%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Goldman Sachs Small/Mid Cap Growth Fund
2018	10,313	$46.74	to	$41.34	$462,183	—	to	1.25%	—	to	—	(6.99)%	to	(5.81)%
2017	9,939	49.62	to	44.44	476,287	—	to	1.25%	—	to	—	26.15%	to	27.73%
2016	11,453	35.23	to	38.85	428,980	—	to	1.25%	—	to	—	(1.48)%	to	(0.24)%
2015	15,643	35.76	to	38.94	596,049	—	to	1.25%	—	to	—	(2.40)%	to	(1.16)%
2014	13,875	36.64	to	39.40	524,180	—	to	1.25%	—	to	—	9.23%	to	10.62%
Goldman Sachs Satellite Strategies Portfolio
2018	114	11.25	to	11.25	1,280	0.85%	to	0.85%	2.56%	to	2.56%	(11.16)%	to	(11.16)%
2017	99	12.66	to	12.66	1,254	0.85%	to	0.85%	3.50%	to	3.50%	13.32%	to	13.32%
2016	84	11.18	to	11.18	941	0.85%	to	0.85%	3.47%	to	3.47%	5.05%	to	5.05%
2015	68	10.64	to	10.64	723	0.85%	to	0.85%	2.52%	to	2.52%	(4.06)%	to	(4.06)%
2014	52	11.09	to	11.09	573	0.85%	to	0.85%	2.68%	to	2.68%	(1.17)%	to	(1.17)%
Hartford Balanced HLS Fund
2018	354,235	27.47	to	17.28	6,560,732	—	to	1.25%	1.55%	to	2.02%	(11.44)%	to	(6.68)%
2017	404,821	31.02	to	18.52	7,937,800	—	to	1.25%	1.82%	to	2.42%	12.96%	to	13.87%
2016	451,248	18.22	to	27.46	7,691,244	—	to	1.25%	2.60%	to	2.90%	3.16%	to	4.72%
2015	515,547	17.40	to	26.62	8,323,060	—	to	1.25%	1.52%	to	1.90%	(1.73)%	to	(1.08)%
2014	548,313	17.59	to	27.09	8,951,623	—	to	1.25%	1.79%	to	1.82%	7.89%	to	8.43%
Hartford Total Return Bond HLS Fund
2018	949,387	10.75	to	13.55	13,502,835	—	to	1.25%	3.36%	to	3.94%	(5.04)%	to	(2.15)%
2017	1,036,103	11.32	to	13.85	14,758,087	—	to	1.25%	2.42%	to	2.99%	2.07%	to	3.50%
2016	1,177,165	11.09	to	16.44	16,080,940	—	to	1.25%	2.43%	to	2.59%	1.46%	to	3.20%
2015	1,474,464	10.93	to	15.93	19,258,829	—	to	1.25%	2.75%	to	3.09%	(6.02)%	to	(1.80)%
2014	1,394,055	11.63	to	16.22	20,097,575	—	to	1.25%	3.07%	to	3.27%	2.47%	to	4.60%
Hartford Capital Appreciation HLS Fund
2018	641,534	49.25	to	31.91	20,759,778	—	to	1.25%	0.89%	to	0.91%	(8.12)%	to	(6.96)%
2017	722,790	52.93	to	34.73	25,412,885	—	to	1.25%	1.07%	to	1.10%	20.63%	to	22.14%
2016	822,836	28.79	to	43.34	24,182,646	—	to	1.25%	1.00%	to	1.15%	4.21%	to	5.52%
2015	1,055,876	27.63	to	41.07	29,889,646	—	to	1.25%	0.73%	to	0.97%	(0.23)%	to	1.01%
2014	1,115,954	27.69	to	40.66	30,807,550	—	to	1.25%	0.71%	to	1.06%	5.98%	to	7.31%
Hartford Dividend and Growth HLS Fund
2018	2,140,727	8.80	to	21.70	23,859,566	—	to	1.25%	1.61%	to	1.85%	(6.74)%	to	(5.32)%
2017	2,527,154	9.30	to	23.27	29,626,150	—	to	1.25%	1.09%	to	1.58%	16.65%	to	18.36%
2016	2,999,057	7.86	to	25.95	29,722,872	—	to	1.25%	1.83%	to	2.08%	13.46%	to	14.89%
2015	4,189,791	6.84	to	22.87	35,256,425	—	to	1.25%	1.68%	to	3.07%	(2.39)%	to	(1.18)%
2014	3,101,978	6.92	to	23.43	37,350,907	—	to	1.25%	1.25%	to	2.04%	11.57%	to	13.05%
The Hartford Healthcare HLS Fund
2018	125,752	61.88	to	30.92	3,413,351	—	to	1.25%	—	to	0.10%	(4.17)%	to	(2.67)%
2017	130,079	63.58	to	32.27	3,564,700	—	to	1.25%	—	to	—	20.45%	to	22.26%
2016	164,487	23.74	to	35.83	3,410,172	0.35%	to	1.25%	3.40%	to	3.59%	(9.53)%	to	(8.96)%
2015	230,718	26.08	to	39.60	4,596,341	0.35%	to	1.25%	—	to	—	11.80%	to	12.56%
2014	202,752	23.17	to	35.42	3,784,017	0.35%	to	1.25%	0.04%	to	0.26%	25.82%	to	26.59%
Hartford Global Growth HLS Fund
2018	66,444	15.22	to	14.35	1,078,953	—	to	1.25%	0.51%	to	0.51%	(5.01)%	to	(3.81)%
2017	76,212	15.82	to	15.10	1,282,662	—	to	1.25%	0.51%	to	0.53%	31.08%	to	32.73%
2016	80,983	11.73	to	15.23	995,224	0.35%	to	1.25%	0.37%	to	0.38%	0.45%	to	1.36%
2015	81,299	11.57	to	15.16	988,127	0.35%	to	1.25%	0.25%	to	0.30%	6.45%	to	7.41%
2014	76,380	10.77	to	14.24	868,165	0.35%	to	1.25%	0.37%	to	0.44%	1.82%	to	5.28%
Hartford Disciplined Equity HLS Fund
2018	4	21.67	to	21.67	93	0.50%	to	0.50%	0.87%	to	0.87%	(4.69)%	to	(4.69)%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Hartford Growth Opportunities HLS Fund
2018	278,526	$33.79	to	$29.31	$6,767,411	—	to	1.25%	—	to	—	(12.05)%	to	(0.73)%
2017	286,436	38.42	to	29.53	7,003,093	—	to	1.25%	—	to	—	28.80%	to	28.83%
2016	335,807	22.92	to	29.83	6,394,182	—	to	1.25%	0.41%	to	0.44%	(14.43)%	to	(1.72)%
2015	322,901	23.32	to	34.86	6,254,496	—	to	1.25%	0.08%	to	0.13%	(10.34)%	to	10.36%
2014	332,168	21.13	to	38.88	5,917,468	—	to	1.25%	0.17%	to	0.21%	(4.19)%	to	12.71%
Hartford International Opportunities HLS Fund
2018	60,238	13.70	to	12.66	824,928	0.35%	to	1.25%	1.88%	to	1.92%	(19.76)%	to	(19.03)%
2017	57,250	16.92	to	15.78	976,497	0.35%	to	1.25%	1.06%	to	1.79%	23.70%	to	24.82%
2016	66,765	13.56	to	14.34	920,438	0.35%	to	1.25%	1.41%	to	1.59%	(0.31)%	to	0.90%
2015	67,605	13.44	to	14.39	932,706	0.35%	to	1.25%	1.13%	to	1.58%	0.39%	to	1.49%
2014	63,429	13.24	to	14.33	865,237	0.35%	to	1.25%	2.36%	to	2.75%	(5.35)%	to	(4.22)%
Hartford MidCap HLS Fund
2018	338,763	47.26	to	39.87	14,978,744	—	to	1.25%	0.02%	to	0.03%	(8.60)%	to	(7.44)%
2017	379,865	51.06	to	43.62	18,370,335	—	to	1.25%	—	to	—	22.93%	to	24.47%
2016	451,704	35.49	to	41.02	17,645,626	—	to	1.25%	0.17%	to	0.19%	10.59%	to	11.98%
2015	582,628	32.09	to	36.63	20,216,498	—	to	1.25%	—	to	0.05%	0.34%	to	1.59%
2014	672,756	31.98	to	36.06	23,096,591	—	to	1.25%	0.10%	to	0.10%	9.98%	to	11.39%
Hartford Ultrashort Bond HLS Fund
2018	366,274	13.03	to	9.59	3,597,812	—	to	1.25%	0.82%	to	1.13%	0.01%	to	1.57%
2017	419,671	12.83	to	9.59	4,133,877	—	to	1.25%	0.35%	to	0.50%	(0.45)%	to	1.01%
2016	457,051	9.99	to	10.42	4,548,152	—	to	1.25%	0.14%	to	0.44%	(0.29)%	to	0.64%
2015	505,362	10.02	to	10.36	5,037,573	—	to	1.25%	0.32%	to	0.32%	(1.08)%	to	(0.13)%
2014	533,249	10.13	to	10.37	5,290,458	—	to	1.25%	—	to	—	(1.13)%	to	(0.14)%
Hartford Small Company HLS Fund
2018	536,008	5.76	to	30.88	4,465,952	—	to	1.25%	—	to	—	(5.43)%	to	(4.23)%
2017	630,837	6.01	to	32.66	5,675,296	—	to	1.25%	—	to	—	24.80%	to	26.36%
2016	699,543	14.19	to	15.97	5,108,327	—	to	1.25%	—	to	—	0.54%	to	1.81%
2015	970,554	14.12	to	15.68	6,629,606	—	to	1.25%	—	to	—	(9.57)%	to	(8.44)%
2014	595,637	15.61	to	17.13	7,916,361	—	to	1.25%	—	to	—	5.50%	to	6.87%
Hartford SmallCap Growth HLS Fund
2018	21,197	26.76	to	22.80	509,961	—	to	1.25%	—	to	—	(16.71)%	to	(12.80)%
2017	23,665	32.13	to	26.15	651,761	—	to	1.25%	0.04%	to	0.04%	18.59%	to	20.02%
2016	26,684	22.63	to	26.77	617,929	—	to	1.25%	0.15%	to	0.15%	7.38%	to	10.69%
2015	26,692	20.45	to	24.93	551,216	—	to	1.25%	0.08%	to	0.08%	(10.81)%	to	(2.02)%
2014	27,075	20.87	to	27.95	568,050	—	to	1.25%	0.07%	to	0.07%	(14.26)%	to	4.25%
Hartford Stock HLS Fund
2018	180,209	49.99	to	20.39	4,162,652	—	to	1.25%	1.56%	to	1.61%	(1.63)%	to	(0.14)%
2017	202,008	50.06	to	20.73	4,707,709	—	to	1.25%	1.79%	to	1.87%	18.06%	to	19.85%
2016	250,467	19.30	to	41.77	4,880,519	—	to	1.25%	1.75%	to	1.90%	6.08%	to	7.41%
2015	296,457	18.19	to	38.89	5,417,201	—	to	1.25%	1.85%	to	1.86%	1.46%	to	2.74%
Hartford U.S. Government Securities HLS Fund
2018	59,501	10.48	to	10.86	654,018	0.35%	to	1.25%	1.65%	to	2.40%	(0.41)%	to	0.49%
2017	71,142	10.43	to	10.91	781,853	0.35%	to	1.25%	2.06%	to	2.19%	0.06%	to	0.97%
2016	79,279	10.33	to	10.90	863,138	0.35%	to	1.25%	1.80%	to	1.93%	0.28%	to	1.19%
2015	88,727	10.20	to	10.87	955,080	0.35%	to	1.25%	1.75%	to	1.86%	0.25%	to	1.24%
2014	91,616	10.08	to	10.84	978,646	0.35%	to	1.25%	2.32%	to	4.36%	1.03%	to	1.55%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Hartford Value HLS Fund
2018	70,399	$22.02	to	$19.71	$1,436,299	—	to	1.25%	1.67%	to	1.70%	(11.30)%	to	(10.18)%
2017	73,421	24.52	to	22.22	1,685,989	—	to	1.25%	0.70%	to	1.80%	14.01%	to	15.44%
2016	78,890	19.17	to	21.24	1,577,896	—	to	1.25%	1.58%	to	1.83%	12.05%	to	13.69%
2015	83,712	17.11	to	18.68	1,487,469	—	to	1.25%	1.34%	to	1.60%	(4.54)%	to	(3.07)%
2014	83,635	17.92	to	19.27	1,544,820	—	to	1.25%	1.07%	to	1.09%	9.69%	to	11.34%
The Hartford Checks and Balances Fund
2018	15,870	18.42	to	17.23	280,551	0.50%	to	1.25%	2.86%	to	3.50%	(4.87)%	to	(4.15)%
2017	20,116	19.21	to	18.12	376,310	0.50%	to	1.25%	3.38%	to	3.91%	12.91%	to	13.76%
2016	21,668	16.05	to	16.89	356,344	0.50%	to	1.25%	1.33%	to	1.36%	6.11%	to	6.91%
2015	23,580	15.12	to	15.80	364,159	0.50%	to	1.25%	1.62%	to	1.88%	(1.55)%	to	(0.82)%
2014	20,880	15.36	to	15.93	326,195	0.50%	to	1.25%	4.62%	to	4.92%	7.05%	to	7.85%
The Hartford High Yield
2018	3,247	16.79	to	16.79	54,504	0.50%	to	0.50%	5.04%	to	5.04%	(4.04)%	to	(4.04)%
2017	2,994	17.49	to	16.14	51,270	0.50%	to	1.25%	4.95%	to	4.96%	5.78%	to	6.57%
2016	2,597	15.26	to	16.42	41,824	0.50%	to	1.25%	4.91%	to	4.96%	11.69%	to	12.53%
2015	2,160	13.66	to	14.59	31,053	0.50%	to	1.25%	4.69%	to	4.71%	(5.40)%	to	(4.72)%
2014	1,498	14.44	to	15.31	22,623	0.50%	to	1.25%	4.85%	to	5.00%	(2.88)%	to	0.99%
The Hartford Dividend and Growth Fund
2018	33,877	20.38	to	18.34	710,585	0.35%	to	1.25%	0.82%	to	1.42%	(6.74)%	to	(5.89)%
2017	76,657	21.66	to	19.66	2,129,884	0.35%	to	1.25%	1.31%	to	1.34%	16.28%	to	17.33%
2016	81,843	16.91	to	18.46	2,047,794	0.35%	to	1.25%	1.47%	to	1.49%	12.84%	to	13.86%
2015	85,063	14.98	to	16.21	1,840,975	0.35%	to	1.25%	1.43%	to	1.44%	(2.70)%	to	(1.79)%
2014	90,166	15.40	to	30.65	2,076,726	0.15%	to	1.25%	1.28%	to	1.43%	10.95%	to	12.18%
The Hartford International Opportunities Fund
2018	35,625	12.30	to	11.26	422,399	0.50%	to	1.25%	0.98%	to	1.03%	(19.95)%	to	(19.34)%
2017	38,878	15.25	to	14.07	576,866	0.50%	to	1.25%	1.18%	to	1.37%	22.70%	to	23.62%
2016	41,188	11.46	to	12.33	496,245	0.50%	to	1.25%	1.29%	to	1.47%	(0.53)%	to	0.22%
2015	33,714	11.53	to	12.31	422,769	0.50%	to	1.25%	0.74%	to	0.89%	(0.13)%	to	0.64%
2014	24,136	11.54	to	12.23	307,787	0.50%	to	1.25%	1.24%	to	1.47%	(5.55)%	to	(4.88)%
The Hartford MidCap Fund
2018	29,894	25.25	to	23.63	717,336	0.50%	to	1.25%	—	to	—	(8.81)%	to	(8.12)%
2017	39,883	27.48	to	25.91	1,054,714	0.50%	to	1.25%	—	to	—	22.39%	to	23.31%
2016	36,832	21.17	to	22.29	791,595	0.50%	to	1.25%	—	to	—	10.03%	to	10.85%
2015	35,450	19.24	to	20.10	691,105	0.50%	to	1.25%	—	to	—	0.11%	to	0.87%
2014	33,845	19.22	to	19.93	657,749	0.50%	to	1.25%	—	to	—	9.34%	to	10.13%
The Hartford Small Company Fund
2018	16,772	18.84	to	16.26	344,346	—	to	1.25%	—	to	—	(5.48)%	to	(4.28)%
2017	43,132	19.68	to	17.20	902,624	—	to	1.25%	—	to	—	23.71%	to	25.26%
2016	71,804	13.91	to	15.71	1,194,927	—	to	1.25%	—	to	—	0.65%	to	1.91%
2015	69,161	13.82	to	15.42	1,135,743	—	to	1.25%	—	to	—	(9.46)%	to	(8.35)%
2014	75,752	15.26	to	16.82	1,375,499	—	to	1.25%	—	to	—	5.18%	to	6.49%
The Hartford Total Return Bond Fund
2018	36,383	14.03	to	12.62	496,456	0.35%	to	1.25%	3.10%	to	3.25%	(2.67)%	to	(1.79)%
2017	35,121	14.28	to	12.97	488,300	0.35%	to	1.25%	2.78%	to	3.21%	3.75%	to	4.69%
2016	29,433	12.50	to	13.65	394,926	0.35%	to	1.25%	2.65%	to	2.65%	2.41%	to	3.33%
2015	30,470	12.21	to	13.21	396,394	0.35%	to	1.25%	2.29%	to	2.32%	(2.20)%	to	(1.31)%
2014	27,281	12.48	to	13.38	358,740	0.35%	to	1.25%	2.11%	to	2.40%	4.08%	to	5.03%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
The Hartford Healthcare Fund
2018	8,512	$28.69	to	$25.81	$261,446	0.35%	to	1.25%	—	to	—	(4.23)%	to	(3.36)%
2017	7,559	29.69	to	26.95	252,870	0.35%	to	1.25%	—	to	—	20.07%	to	21.15%
2016	8,337	22.45	to	24.51	224,763	0.35%	to	1.25%	—	to	—	(9.69)%	to	(8.87)%
2015	6,679	24.86	to	26.89	200,313	0.35%	to	1.25%	1.17%	to	1.46%	11.26%	to	12.24%
2014	6,087	22.34	to	23.96	158,761	0.35%	to	1.25%	—	to	—	24.90%	to	26.03%
The Hartford Growth Opportunities Fund
2018	10,257	24.43	to	22.37	244,576	0.50%	to	1.25%	—	to	—	(1.45)%	to	(0.71)%
2017	8,680	24.60	to	22.70	211,170	0.50%	to	1.25%	—	to	—	28.55%	to	29.52%
2016	9,147	17.66	to	19.00	176,682	0.50%	to	1.25%	—	to	—	(2.35)%	to	(1.61)%
2015	3,635	18.08	to	19.31	77,564	0.50%	to	1.25%	—	to	—	9.11%	to	9.95%
2014	3,774	16.57	to	17.56	72,457	0.50%	to	1.25%	—	to	—	12.09%	to	12.92%
The Hartford Value Opportunities Fund
2018	140	15.27	to	15.27	2,132	0.50%	to	0.50%	1.37%	to	1.37%	(9.64)%	to	(9.64)%
2017	811	16.90	to	15.59	12,819	0.50%	to	1.25%	0.97%	to	0.97%	9.99%	to	10.81%
2016	809	14.17	to	15.25	11,618	0.50%	to	1.25%	0.78%	to	0.86%	15.91%	to	16.78%
2015	682	12.23	to	13.06	8,456	0.50%	to	1.25%	1.18%	to	1.28%	(5.88)%	to	(5.11)%
2014	608	12.99	to	13.76	8,004	0.50%	to	1.25%	0.93%	to	1.06%	3.81%	to	4.36%
Hartford Moderate Allocation Fund
2018	144,105	13.59	to	12.45	1,984,555	0.50%	to	1.25%	1.59%	to	2.90%	(7.15)%	to	(6.44)%
2017	192,965	15.33	to	13.40	2,836,347	—	to	1.25%	2.54%	to	2.90%	13.27%	to	14.69%
2016	213,816	11.83	to	13.37	2,723,724	—	to	1.25%	0.90%	to	0.93%	3.21%	to	4.51%
2015	238,819	11.46	to	12.79	2,905,108	—	to	1.25%	0.33%	to	0.45%	(3.98)%	to	(2.73)%
2014	276,474	11.94	to	13.15	3,484,518	—	to	1.25%	2.06%	to	2.35%	(0.79)%	to	0.54%
The Hartford Conservative Allocation Fund
2018	54,468	12.64	to	11.58	801,765	0.50%	to	1.25%	1.04%	to	3.19%	(4.85)%	to	(4.13)%
2017	69,618	13.92	to	12.17	1,036,704	—	to	1.25%	3.17%	to	12.65%	8.68%	to	10.04%
2016	75,460	11.20	to	12.65	1,003,513	—	to	1.25%	1.57%	to	1.75%	2.89%	to	4.18%
2015	99,877	10.88	to	12.14	1,259,793	—	to	1.25%	0.24%	to	0.41%	(4.56)%	to	(3.35)%
2014	87,258	11.40	to	12.56	1,188,849	—	to	1.25%	1.67%	to	2.06%	(1.53)%	to	(0.29)%
The Hartford Capital Appreciation Fund ++
2018	349,741	19.02	to	16.42	6,145,150	—	to	1.25%	0.14%	to	0.14%	(6.09)%	to	(4.90)%
2017	394,452	20.00	to	17.48	7,302,432	—	to	1.25%	0.38%	to	0.48%	19.75%	to	21.25%
2016	514,206	16.49	to	14.41	7,838,416	—	to	1.25%	—	to	0.64%	3.13%	to	4.10%
2015	544,202	13.97	to	30.45	8,079,751	—	to	1.25%	0.26%	to	0.53%	0.36%	to	1.35%
2014	575,336	13.92	to	15.63	8,433,924	—	to	1.25%	0.56%	to	0.61%	1.29%	to	2.78%
The Hartford Global Capital Appreciation Fund++
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	57,922	21.11	to	19.91	1,197,071	0.50%	to	1.25%	0.65%	to	1.49%	19.34%	to	20.23%
2016	68,659	16.68	to	17.56	1,178,090	0.50%	to	1.25%	0.84%	to	1.08%	1.90%	to	2.60%
2015	68,269	16.37	to	17.11	1,144,249	0.50%	to	1.25%	1.40%	to	1.23%	(1.39)%	to	(2.12)%
2014	80,635	16.73	to	17.35	1,374,417	0.50%	to	1.25%	0.54%	to	0.76%	1.26%	to	2.03%
The Hartford Growth Allocation Fund
2018	155,610	14.87	to	13.62	2,251,441	0.50%	to	1.25%	0.77%	to	1.01%	(8.56)%	to	(7.86)%
2017	204,910	17.03	to	14.89	3,286,821	—	to	1.25%	1.56%	to	2.39%	16.97%	to	18.43%
2016	248,264	12.73	to	14.38	3,295,013	—	to	1.25%	0.45%	to	0.48%	3.89%	to	5.19%
2015	243,987	12.26	to	13.67	3,117,292	—	to	1.25%	1.36%	to	1.39%	(4.85)%	to	(3.64)%
2014	280,803	12.88	to	14.19	3,842,793	—	to	1.25%	2.98%	to	3.38%	0.52%	to	1.77%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
The Hartford Inflation Plus Fund
2018	40,645	$13.20	to	$11.68	$492,011	—	to	1.25%	3.69%	to	3.85%	(2.59)%	to	(1.36)%
2017	40,472	13.39	to	11.99	501,533	—	to	1.25%	4.31%	to	4.37%	0.38%	to	1.64%
2016	39,857	11.94	to	13.17	489,987	—	to	1.25%	2.08%	to	2.26%	2.75%	to	4.04%
2015	34,080	11.62	to	12.66	405,104	—	to	1.25%	—	to	—	(2.73)%	to	(1.49)%
2014	31,653	11.95	to	12.85	385,867	—	to	1.25%	0.54%	to	0.56%	(0.67)%	to	0.57%
The Hartford Equity Income Fund
2018	22,601	23.70	to	21.89	516,949	0.35%	to	1.25%	1.80%	to	1.82%	(9.18)%	to	(8.36)%
2017	27,961	25.87	to	24.10	694,630	0.35%	to	1.25%	1.65%	to	1.65%	15.95%	to	17.00%
2016	26,687	20.79	to	22.11	570,400	0.35%	to	1.25%	1.81%	to	1.83%	13.42%	to	14.44%
2015	25,330	18.33	to	19.32	475,748	0.35%	to	1.25%	1.88%	to	1.91%	(1.99)%	to	(1.08)%
2014	18,671	18.70	to	19.53	356,838	0.35%	to	1.25%	1.76%	to	1.86%	7.64%	to	8.63%
The Hartford Balanced Income Fund
2018	39,809	15.39	to	16.33	632,665	0.50%	to	1.25%	2.79%	to	3.99%	(6.61)%	to	(6.35)%
2017	12,184	17.49	to	16.44	203,216	0.35%	to	1.25%	—	to	2.60%	10.04%	to	11.03%
2016	8,689	14.94	to	15.61	132,190	0.50%	to	1.25%	1.99%	to	2.78%	9.83%	to	10.66%
2015	8,695	13.60	to	13.60	121,245	1.25%	to	1.25%	2.86%	to	2.86%	(1.60)%	to	(1.60)%
2014	7,310	13.82	to	14.31	103,201	0.35%	to	1.25%	2.56%	to	2.77%	6.23%	to	7.21%
The Hartford International Small Company Fund
2018	2,415	12.32	to	11.61	28,461	0.50%	to	1.25%	0.51%	to	0.72%	(27.35)%	to	(26.80)%
2017	2,058	16.83	to	15.98	33,485	0.50%	to	1.25%	0.03%	to	1.39%	32.67%	to	33.67%
2016	19,706	12.05	to	12.59	246,831	0.50%	to	1.25%	0.65%	to	0.75%	(7.19)%	to	(6.49)%
2015	2,356	12.98	to	13.24	30,813	0.85%	to	1.25%	0.50%	to	0.59%	7.82%	to	8.25%
2014	1,380	12.04	to	12.23	16,702	0.85%	to	1.25%	1.52%	to	2.43%	(9.93)%	to	(9.53)%
The Hartford MidCap Value Fund
2018	6,393	15.03	to	15.27	96,397	1.05%	to	1.25%	0.20%	to	0.27%	(15.85)%	to	(15.68)%
2017	6,849	18.61	to	17.86	122,749	0.65%	to	1.25%	—	to	—	11.66%	to	12.33%
2016	6,707	15.99	to	16.57	108,206	0.65%	to	1.25%	0.03%	to	0.03%	10.97%	to	11.63%
2015	4,883	14.41	to	14.84	70,991	0.65%	to	1.25%	0.19%	to	0.20%	(2.88)%	to	(2.30)%
2014	3,771	14.84	to	15.19	56,381	0.65%	to	1.25%	0.18%	to	0.35%	6.40%	to	7.00%
Hotchkis and Wiley Large Cap Value Fund
2018	30,411	18.31	to	18.56	604,219	—	to	1.25%	1.50%	to	1.51%	(15.54)%	to	(14.47)%
2017	31,960	21.40	to	21.97	746,868	—	to	1.25%	—	to	1.37%	17.12%	to	18.59%
2016	34,892	18.76	to	21.02	708,396	0.35%	to	1.25%	1.81%	to	1.90%	17.90%	to	18.96%
2015	36,635	15.91	to	17.67	627,728	0.35%	to	1.25%	0.91%	to	1.12%	(9.13)%	to	(8.26)%
2014	42,544	17.51	to	19.26	794,398	0.35%	to	1.25%	2.60%	to	2.72%	11.79%	to	12.79%
Invesco V.I. Technology Fund
2018	19,846	27.13	to	22.90	454,934	—	to	0.70%	—	to	—	(1.15)%	to	(0.45)%
2017	16,614	27.25	to	23.16	385,361	—	to	0.70%	—	to	—	34.19%	to	35.13%
2016	6,049	17.26	to	17.26	104,405	0.70%	to	0.70%	—	to	—	(1.45)%	to	(1.45)%
2015	6,203	17.51	to	17.51	108,632	0.70%	to	0.70%	—	to	—	6.08%	to	6.08%
2014	6,385	16.51	to	16.51	105,429	0.70%	to	0.70%	—	to	—	10.30%	to	10.30%
Invesco Technology Fund
2018	36,930	21.04	to	17.95	688,069	0.35%	to	1.25%	—	to	—	(1.91)%	to	(1.02)%
2017	30,902	21.25	to	18.30	578,885	0.35%	to	1.25%	—	to	—	33.10%	to	34.30%
2016	23,214	13.75	to	15.83	325,544	0.35%	to	1.25%	—	to	—	(2.26)%	to	(1.38)%
2015	23,459	14.06	to	16.05	345,425	0.35%	to	1.25%	—	to	—	5.35%	to	6.34%
2014	25,221	13.35	to	15.09	353,328	0.35%	to	1.25%	—	to	—	9.42%	to	10.42%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Ivy Natural Resources Fund
2018	171,242	$5.40	to	$6.59	$973,056	—	to	1.25%	0.22%	to	0.23%	(24.52)%	to	(23.57)%
2017	187,183	7.06	to	8.73	1,427,348	—	to	1.25%	—	to	—	1.93%	to	3.21%
2016	209,511	5.50	to	8.56	1,540,499	0.35%	to	1.25%	0.32%	to	0.35%	22.59%	to	23.70%
2015	215,409	4.45	to	6.98	1,263,933	0.35%	to	1.25%	—	to	—	(23.16)%	to	(22.54)%
2014	223,690	5.74	to	9.09	1,709,773	0.35%	to	1.25%	—	to	—	(14.23)%	to	(13.50)%
Ivy Large Cap Growth Fund
2018	27,465	22.58	to	25.91	662,605	0.35%	to	1.25%	—	to	—	0.86%	to	1.78%
2017	28,708	22.18	to	25.69	679,600	0.35%	to	1.25%	—	to	—	27.55%	to	28.70%
2016	33,147	17.24	to	20.14	612,550	0.35%	to	1.25%	—	to	—	(0.06)%	to	0.85%
2015	30,293	17.09	to	20.15	554,888	0.35%	to	1.25%	—	to	—	5.56%	to	6.56%
2014	34,797	16.04	to	19.09	601,910	0.35%	to	1.25%	—	to	—	10.01%	to	11.03%
Ivy Science & Technology Fund
2018	39,328	26.92	to	29.38	1,101,652	0.50%	to	1.25%	—	to	—	(6.29)%	to	(5.58)%
2017	51,871	29.12	to	28.73	1,552,868	0.15%	to	1.25%	—	to	—	31.16%	to	32.61%
2016	56,557	21.90	to	23.55	1,285,185	0.50%	to	1.25%	—	to	—	0.48%	to	1.23%
2015	58,072	21.61	to	21.80	1,306,363	0.15%	to	1.25%	—	to	—	(4.31)%	to	(3.25)%
2014	59,970	22.34	to	22.78	1,399,909	0.15%	to	1.25%	—	to	—	3.04%	to	4.01%
Ivy Asset Strategy Fund
2018	28,590	16.40	to	15.24	444,629	0.50%	to	1.25%	1.13%	to	1.53%	(6.63)%	to	(5.92)%
2017	28,832	17.43	to	16.32	480,159	0.50%	to	1.25%	0.13%	to	1.07%	16.99%	to	17.87%
2016	94,157	13.95	to	15.38	1,367,410	—	to	1.25%	—	to	—	(6.58)%	to	(5.41)%
2015	97,353	14.93	to	16.26	1,503,239	—	to	1.25%	0.20%	to	0.23%	(9.56)%	to	(8.44)%
2014	107,315	16.51	to	17.76	1,825,653	—	to	1.25%	0.37%	to	0.39%	(6.18)%	to	(5.03)%
Janus Henderson Forty Portfolio
2018	80,383	29.14	to	30.55	2,455,623	—	to	0.70%	—	to	—	1.27%	to	1.98%
2017	81,016	28.58	to	30.17	2,443,939	—	to	0.70%	—	to	—	29.41%	to	30.31%
2016	84,041	23.31	to	23.31	1,959,219	0.70%	to	0.70%	—	to	—	1.48%	to	1.48%
2015	95,240	22.97	to	22.97	2,187,837	0.70%	to	0.70%	—	to	—	11.46%	to	11.46%
2014	94,745	20.61	to	20.61	1,953,066	0.70%	to	0.70%	0.16%	to	0.16%	7.98%	to	7.98%
Janus Henderson Global Research Portfolio
2018	15,065	19.32	to	16.64	251,088	—	to	0.70%	1.11%	to	1.14%	(7.52)%	to	(6.87)%
2017	17,892	20.75	to	17.99	322,348	—	to	0.70%	0.25%	to	0.80%	26.14%	to	27.03%
2016	20,455	14.26	to	14.26	291,701	0.70%	to	0.70%	1.06%	to	1.06%	1.36%	to	1.36%
2015	23,940	14.07	to	14.07	336,829	0.70%	to	0.70%	0.67%	to	0.67%	(2.97)%	to	(2.97)%
2014	21,226	14.50	to	14.50	307,783	0.70%	to	0.70%	0.99%	to	0.99%	6.70%	to	6.70%
Janus Henderson Enterprise Portfolio
2018	3,289	31.71	to	31.51	103,666	—	to	0.70%	0.17%	to	0.24%	(1.11)%	to	(0.41)%
2017	13,142	31.84	to	31.87	418,777	—	to	0.70%	—	to	0.25%	26.53%	to	27.42%
2016	11,687	25.18	to	25.18	294,335	0.70%	to	0.70%	0.15%	to	0.15%	11.58%	to	11.58%
2015	12,438	22.57	to	22.57	280,733	0.70%	to	0.70%	1.24%	to	1.24%	3.30%	to	3.30%
2014	2,044	21.85	to	21.85	44,651	0.70%	to	0.70%	0.17%	to	0.17%	11.76%	to	11.76%
Janus Henderson Balanced Portfolio
2018	17,951	22.98	to	22.98	412,426	0.70%	to	0.70%	2.12%	to	2.12%	(0.02)%	to	(0.02)%
2017	16,533	22.98	to	22.98	379,939	0.70%	to	0.70%	1.61%	to	1.61%	17.61%	to	17.61%
2016	17,267	19.54	to	19.54	337,412	0.70%	to	0.70%	2.09%	to	2.09%	3.87%	to	3.87%
2015	23,920	18.81	to	18.81	449,975	0.70%	to	0.70%	1.58%	to	1.58%	(0.10)%	to	(0.10)%
2014	28,725	18.83	to	18.83	540,797	0.70%	to	0.70%	1.74%	to	1.74%	7.77%	to	7.77%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Janus Henderson Overseas Portfolio
2018	16,409	$8.68	to	$11.07	$180,803	—	to	0.70%	1.50%	to	1.76%	(15.54)%	to	(14.94)%
2017	23,230	10.21	to	13.11	303,438	—	to	0.70%	1.78%	to	2.05%	30.21%	to	31.12%
2016	17,440	7.79	to	10.07	173,431	—	to	0.70%	4.68%	to	4.78%	(7.10)%	to	(6.45)%
2015	20,349	8.32	to	10.84	218,168	—	to	0.70%	0.59%	to	0.60%	(9.25)%	to	(8.63)%
2014	24,404	9.11	to	11.94	288,688	—	to	0.70%	5.80%	to	5.81%	(12.48)%	to	(11.84)%
Janus Henderson Flexible Bond Fund
2018	2,249	13.52	to	12.59	29,976	0.50%	to	1.25%	2.72%	to	2.73%	(2.54)%	to	(1.81)%
2017	2,246	13.77	to	12.92	30,537	0.50%	to	1.25%	2.57%	to	2.57%	1.93%	to	2.69%
2016	1,802	12.67	to	13.41	23,825	0.50%	to	1.25%	1.72%	to	2.34%	0.90%	to	1.66%
2015	1,757	13.19	to	13.19	23,171	0.50%	to	0.50%	2.25%	to	2.25%	(0.69)%	to	(0.69)%
2014	1,035	13.28	to	13.28	13,740	0.50%	to	0.50%	2.64%	to	2.64%	4.05%	to	4.05%
Janus Henderson Forty Fund
2018	186,660	43.10	to	34.91	5,570,942	—	to	1.25%	—	to	—	(0.22)%	to	1.04%
2017	212,385	42.65	to	34.98	6,265,461	—	to	1.25%	—	to	—	27.50%	to	29.10%
2016	256,572	19.11	to	27.44	5,560,346	0.35%	to	1.25%	—	to	—	0.21%	to	1.12%
2015	269,318	18.90	to	27.38	5,747,997	0.35%	to	1.25%	—	to	—	10.84%	to	11.84%
2014	326,044	16.90	to	24.70	6,206,898	0.35%	to	1.25%	—	to	—	7.23%	to	8.17%
Janus Henderson Balanced Fund
2018	144,037	22.63	to	20.10	3,097,454	—	to	1.25%	1.29%	to	1.38%	(0.99)%	to	0.26%
2017	140,230	22.57	to	20.30	3,018,011	—	to	1.25%	1.57%	to	1.65%	16.59%	to	18.05%
2016	148,318	17.41	to	19.12	2,706,936	—	to	1.25%	1.82%	to	1.87%	2.91%	to	4.20%
2015	129,474	16.92	to	18.35	2,288,895	—	to	1.25%	1.28%	to	1.31%	(1.05)%	to	0.22%
2014	116,885	17.10	to	18.31	2,096,986	—	to	1.25%	1.58%	to	1.65%	6.78%	to	8.09%
Janus Henderson Enterprise Fund
2018	38,165	106.30	to	34.12	1,403,572	—	to	1.25%	—	to	—	(7.23)%	to	(2.53)%
2017	47,694	114.58	to	35.00	1,770,538	—	to	1.25%	—	to	—	23.78%	to	24.47%
2016	52,005	28.12	to	92.57	1,535,454	—	to	1.25%	—	to	—	9.81%	to	10.25%
2015	39,833	25.51	to	26.78	1,035,851	0.50%	to	1.25%	0.08%	to	0.10%	1.75%	to	2.52%
2014	26,486	25.07	to	26.12	675,564	0.50%	to	1.25%	—	to	—	10.28%	to	11.10%
Janus Henderson Overseas Fund
2018	158,980	10.24	to	9.09	1,530,297	—	to	1.25%	0.55%	to	0.58%	(16.65)%	to	(15.60)%
2017	170,168	12.13	to	10.91	1,949,705	—	to	1.25%	—	to	1.53%	29.28%	to	30.90%
2016	187,259	8.44	to	9.03	1,648,498	0.35%	to	1.25%	0.79%	to	0.92%	(8.33)%	to	(7.51)%
2015	205,564	9.20	to	9.76	1,966,900	0.35%	to	1.25%	3.12%	to	3.27%	(9.94)%	to	(9.15)%
2014	266,471	10.22	to	10.74	2,814,465	0.35%	to	1.25%	0.40%	to	0.69%	(14.97)%	to	(14.23)%
Janus Henderson Global Research Fund
2018	11,598	12.21	to	20.48	172,793	0.35%	to	1.25%	0.51%	to	0.52%	(8.39)%	to	(7.55)%
2017	15,626	13.21	to	22.36	276,164	0.35%	to	1.25%	0.22%	to	0.32%	24.88%	to	26.00%
2016	19,498	10.48	to	17.90	263,146	0.35%	to	1.25%	0.41%	to	0.46%	0.37%	to	1.27%
2015	26,089	10.35	to	17.84	323,796	0.35%	to	1.25%	0.28%	to	0.65%	(3.74)%	to	(2.91)%
2014	22,233	10.66	to	18.53	277,498	0.35%	to	1.25%	0.68%	to	1.23%	1.81%	to	5.67%
Janus Henderson Mid Cap Value Fund
2018	43,187	23.02	to	20.44	939,160	—	to	1.25%	0.42%	to	0.46%	(14.66)%	to	(13.58)%
2017	41,736	26.63	to	23.95	1,058,257	—	to	1.25%	0.09%	to	0.11%	12.25%	to	13.65%
2016	22,069	21.34	to	22.15	478,423	0.75%	to	1.25%	0.57%	to	0.58%	16.96%	to	17.55%
2015	19,201	18.24	to	19.59	355,015	0.15%	to	1.25%	0.00%	to	1.02%	(5.27)%	to	(4.23)%
2014	47,021	19.26	to	20.46	943,961	0.15%	to	1.25%	2.09%	to	2.12%	7.37%	to	8.60%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
PGIM Jennison Natural Resources Fund, Inc.+
2018	82,540	$27.70	to	$5.37	$479,224	—	to	1.25%	1.20%	to	2.20%	(28.74)%	to	240.88%
2017	86,530	8.13	to	7.54	697,171	—	to	1.25%	—	to	—	3.66%	to	4.96%
2016	93,009	7.28	to	7.74	716,124	—	to	1.25%	1.28%	to	1.36%	32.56%	to	34.22%
2015	91,409	5.49	to	5.77	526,194	—	to	1.25%	—	to	—	(30.26)%	to	(18.00)%
2014	56,369	7.87	to	8.09	455,511	0.35%	to	1.25%	—	to	—	(20.95)%	to	(20.25)%
PGIM Jennison Mid-Cap Growth Fund, Inc.+
2018	18,105	35.04	to	32.08	608,274	0.35%	to	1.25%	—	to	—	(9.60)%	to	(8.77)%
2017	25,321	38.41	to	35.48	945,344	0.35%	to	1.25%	—	to	—	20.76%	to	21.85%
2016	27,811	29.38	to	31.52	853,898	0.35%	to	1.25%	—	to	—	2.55%	to	3.47%
2015	26,642	28.65	to	30.88	793,283	0.15%	to	1.25%	—	to	—	(3.92)%	to	(2.85)%
2014	45,817	29.82	to	31.79	1,431,450	0.15%	to	1.25%	—	to	—	7.81%	to	8.99%
PGIM Jennison 20/20 Focus Fund+
2018	6,943	35.26	to	32.75	232,380	0.50%	to	1.25%	0.29%	to	0.30%	(6.32)%	to	(5.61)%
2017	7,698	37.35	to	34.96	274,867	0.50%	to	1.25%	—	to	—	25.02%	to	25.96%
2016	12,113	27.97	to	29.66	348,498	0.50%	to	1.25%	—	to	—	1.88%	to	2.65%
2015	12,321	27.45	to	28.89	346,948	0.50%	to	1.25%	—	to	—	3.20%	to	3.96%
2014	24,547	26.60	to	28.61	683,493	—	to	1.25%	—	to	—	4.98%	to	6.31%
JPMorgan Large Cap Growth Fund
2018	4,877	19.27	to	19.04	93,914	1.05%	to	1.25%	—	to	—	(1.20)%	to	(1.00)%
2017	5,246	19.46	to	19.27	102,053	1.05%	to	1.25%	—	to	—	36.01%	to	36.28%
2016	4,890	14.28	to	14.28	69,846	1.05%	to	1.05%	—	to	—	(3.18)%	to	(3.18)%
2015	4,818	14.75	to	14.75	71,079	1.05%	to	1.05%	—	to	—	4.63%	to	4.63%
JPMorgan Core Bond Fund
2018	239,908	14.33	to	12.67	3,362,947	—	to	1.25%	2.54%	to	2.59%	(1.30)%	to	(0.06)%
2017	259,562	14.34	to	12.84	3,659,368	—	to	1.25%	2.41%	to	2.43%	2.27%	to	3.55%
2016	207,389	12.56	to	13.85	2,829,027	—	to	1.25%	2.22%	to	2.24%	0.83%	to	2.10%
2015	186,199	12.45	to	13.56	2,487,251	—	to	1.25%	2.27%	to	2.35%	(0.76)%	to	0.54%
2014	83,446	12.55	to	13.49	1,093,844	—	to	1.25%	2.39%	to	2.52%	3.70%	to	5.02%
JPMorgan Small Cap Equity Fund
2018	1,070	43.65	to	39.96	43,876	0.35%	to	1.25%	0.06%	to	0.09%	(10.37)%	to	(9.56)%
2017	1,467	48.26	to	44.58	67,303	0.35%	to	1.25%	0.22%	to	0.23%	13.86%	to	14.88%
2016	1,434	39.16	to	42.01	57,608	0.35%	to	1.25%	0.16%	to	0.31%	20.26%	to	21.35%
2015	1,411	32.56	to	34.62	46,606	0.35%	to	1.25%	0.32%	to	0.33%	(3.07)%	to	(2.18)%
2014	2,069	33.59	to	35.39	70,862	0.35%	to	1.25%	0.18%	to	0.19%	5.66%	to	6.61%
JPMorgan Small Cap Growth Fund
2018	12,630	48.40	to	52.10	621,139	0.50%	to	1.25%	—	to	—	(6.01)%	to	(5.30)%
2017	11,212	56.73	to	51.49	585,891	0.15%	to	1.25%	—	to	—	39.38%	to	40.92%
2016	11,952	36.94	to	39.17	445,798	0.50%	to	1.25%	—	to	—	6.46%	to	7.26%
2015	10,348	34.70	to	37.40	362,347	0.15%	to	1.25%	—	to	—	(3.37)%	to	(2.29)%
2014	20,618	35.91	to	38.28	763,556	0.15%	to	1.25%	—	to	—	(1.46)%	to	(0.36)%
JPMorgan Small Cap Value Fund
2018	9,077	39.98	to	35.36	345,038	—	to	1.25%	0.71%	to	0.78%	(15.34)%	to	(14.27)%
2017	8,389	46.63	to	41.77	373,754	—	to	1.25%	0.63%	to	0.64%	1.62%	to	2.89%
2016	7,141	41.10	to	45.32	311,192	—	to	1.25%	0.32%	to	0.64%	28.26%	to	29.86%
2015	22,238	32.05	to	34.90	769,263	—	to	1.25%	0.86%	to	1.05%	(8.95)%	to	(7.79)%
2014	20,657	35.20	to	37.85	776,276	—	to	1.25%	0.46%	to	0.49%	2.70%	to	3.99%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
JPMorgan U.S. Equity Fund
2018	50,927	$13.42	to	$22.99	$1,245,220	—	to	1.25%	0.68%	to	0.80%	(17.36)%	to	(7.46)%
2017	69,973	16.24	to	24.84	1,848,789	—	to	1.25%	0.73%	to	0.76%	11.62%	to	19.63%
2016	73,556	20.77	to	22.62	1,620,515	—	to	1.25%	0.81%	to	0.89%	9.12%	to	10.49%
2015	77,235	19.03	to	20.47	1,552,547	—	to	1.25%	0.77%	to	0.81%	(0.78)%	to	0.45%
2014	75,479	19.18	to	20.38	1,508,784	—	to	1.25%	0.94%	to	0.99%	12.04%	to	13.41%
JPMorgan SmartRetirement 2020 Fund
2018	455,592	17.57	to	13.69	6,550,260	—	to	1.25%	2.61%	to	2.76%	(10.95)%	to	(6.75)%
2017	473,980	19.73	to	14.68	7,245,610	—	to	1.25%	1.81%	to	2.28%	9.25%	to	12.32%
2016	444,833	13.07	to	14.07	5,973,984	—	to	1.25%	2.30%	to	2.49%	4.27%	to	5.58%
2015	362,306	12.54	to	13.33	4,634,534	—	to	1.25%	1.66%	to	2.23%	(2.20)%	to	(0.98)%
2014	366,667	12.82	to	13.46	4,792,750	—	to	1.25%	3.05%	to	4.35%	5.36%	to	6.66%
JPMorgan SmartRetirement 2025 Fund
2018	533,884	17.26	to	14.17	7,819,330	—	to	1.25%	2.42%	to	3.67%	(11.62)%	to	(7.98)%
2017	539,559	19.53	to	15.40	8,546,285	—	to	1.25%	2.01%	to	2.02%	11.60%	to	14.55%
2016	519,230	13.44	to	14.47	7,149,138	—	to	1.25%	2.01%	to	2.06%	4.57%	to	5.88%
2015	442,017	12.86	to	13.67	5,790,688	—	to	1.25%	1.90%	to	2.04%	(2.38)%	to	(1.19)%
2014	449,782	13.17	to	13.83	6,026,509	—	to	1.25%	3.00%	to	3.49%	5.80%	to	7.11%
JPMorgan SmartRetirement 2030 Fund
2018	535,177	18.60	to	14.54	8,296,328	—	to	1.25%	2.31%	to	2.37%	(12.96)%	to	(8.99)%
2017	566,778	21.37	to	15.98	9,493,663	—	to	1.25%	1.69%	to	1.97%	13.91%	to	17.19%
2016	549,121	13.63	to	14.67	7,778,627	—	to	1.25%	1.91%	to	2.51%	4.56%	to	5.88%
2015	430,883	13.04	to	13.86	5,729,070	—	to	1.25%	1.99%	to	2.28%	(2.78)%	to	(1.57)%
2014	389,880	13.41	to	14.08	5,313,744	—	to	1.25%	3.09%	to	3.58%	6.08%	to	7.45%
JPMorgan SmartRetirement 2035 Fund
2018	337,707	17.95	to	14.80	5,202,071	—	to	1.25%	2.12%	to	2.49%	(13.66)%	to	(10.17)%
2017	309,189	20.79	to	16.47	5,268,564	—	to	1.25%	1.74%	to	1.84%	15.63%	to	18.67%
2016	273,089	13.88	to	14.94	3,903,757	—	to	1.25%	1.76%	to	2.09%	4.83%	to	6.15%
2015	236,467	13.24	to	14.07	3,219,591	—	to	1.25%	1.83%	to	1.87%	(2.93)%	to	(1.71)%
2014	207,197	13.64	to	14.32	2,894,285	—	to	1.25%	3.54%	to	3.92%	6.26%	to	7.61%
JPMorgan SmartRetirement 2040 Fund
2018	406,670	19.21	to	14.99	6,420,938	—	to	1.25%	1.94%	to	2.32%	(14.70)%	to	(10.87)%
2017	451,463	22.52	to	16.82	7,923,024	—	to	1.25%	1.79%	to	1.91%	16.81%	to	20.06%
2016	388,086	14.01	to	15.08	5,616,147	—	to	1.25%	2.05%	to	2.14%	5.21%	to	6.53%
2015	256,475	13.32	to	14.16	3,513,239	—	to	1.25%	2.15%	to	2.38%	(3.13)%	to	(1.88)%
2014	195,153	13.75	to	14.43	2,745,810	—	to	1.25%	3.26%	to	3.89%	6.32%	to	7.62%
JPMorgan SmartRetirement 2045 Fund
2018	236,962	18.33	to	14.99	3,689,674	—	to	1.25%	2.28%	to	2.62%	(14.43)%	to	(11.15)%
2017	203,740	21.42	to	16.87	3,553,275	—	to	1.25%	1.35%	to	1.95%	17.24%	to	20.25%
2016	194,720	14.03	to	15.10	2,807,659	—	to	1.25%	1.48%	to	1.74%	5.22%	to	6.54%
2015	198,040	13.34	to	14.18	2,703,313	—	to	1.25%	1.85%	to	2.02%	(3.01)%	to	(1.76)%
2014	154,820	13.75	to	14.43	2,168,021	—	to	1.25%	3.35%	to	4.12%	6.25%	to	7.56%
JPMorgan SmartRetirement 2050 Fund
2018	186,801	18.36	to	14.97	2,907,745	—	to	1.25%	2.04%	to	2.51%	(14.17)%	to	(11.17)%
2017	183,962	21.39	to	16.85	3,197,013	—	to	1.25%	1.52%	to	1.57%	17.33%	to	20.29%
2016	194,373	14.01	to	15.08	2,784,307	—	to	1.25%	2.07%	to	2.37%	5.15%	to	6.47%
2015	116,362	13.32	to	14.16	1,586,288	—	to	1.25%	1.98%	to	2.21%	(3.03)%	to	(1.78)%
2014	87,831	13.74	to	14.42	1,227,937	—	to	1.25%	3.03%	to	3.96%	6.25%	to	7.54%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
JPMorgan SmartRetirement Income Fund
2018	195,034	$16.74	to	$12.34	$2,509,469	—	to	1.25%	2.56%	to	3.10%	(5.90)%	to	17.09%
2017	205,203	14.30	to	13.12	2,785,420	—	to	1.25%	2.25%	to	2.78%	9.51%	to	10.88%
2016	78,857	11.98	to	12.89	978,827	—	to	1.25%	1.44%	to	2.77%	3.67%	to	4.97%
2015	68,984	11.56	to	11.56	809,399	1.25%	to	1.25%	2.10%	to	2.10%	(2.49)%	to	(2.49)%
2014	82,733	11.85	to	12.37	996,230	0.15%	to	1.25%	2.74%	to	3.18%	2.70%	to	3.65%
JPMorgan SmartRetirement 2055 Fund
2018	86,343	20.68	to	14.82	1,311,024	—	to	1.25%	2.36%	to	2.46%	(13.40)%	to	(11.10)%
2017	66,297	23.88	to	16.67	1,131,155	—	to	1.25%	1.94%	to	2.19%	17.69%	to	20.18%
2016	38,801	13.87	to	14.71	548,239	—	to	1.25%	1.10%	to	2.30%	5.22%	to	6.54%
2015	25,290	13.18	to	13.81	344,647	—	to	1.25%	3.25%	to	3.99%	(3.00)%	to	(1.78)%
2014	8,981	13.59	to	14.06	129,553	—	to	1.25%	3.40%	to	4.47%	6.25%	to	7.65%
Keeley Small Cap Value Fund
2018	55,099	17.80	to	15.29	976,208	—	to	1.25%	0.20%	to	0.22%	(19.54)%	to	(18.52)%
2017	65,407	21.84	to	19.00	1,432,203	—	to	1.25%	0.18%	to	0.71%	3.36%	to	4.65%
2016	75,769	18.38	to	33.35	1,573,223	—	to	1.25%	0.43%	to	0.52%	12.75%	to	17.47%
2015	90,096	15.65	to	29.58	1,608,260	—	to	1.25%	—	to	—	(22.81)%	to	(12.61)%
2014	101,521	17.91	to	38.32	2,085,382	—	to	1.25%	—	to	—	(1.18)%	to	(0.16)%
Loomis Sayles Bond Fund
2018	170,970	21.32	to	18.85	3,594,216	—	to	1.25%	2.81%	to	2.81%	(4.59)%	to	(3.39)%
2017	176,236	22.06	to	19.76	3,841,558	—	to	1.25%	3.11%	to	3.25%	5.59%	to	6.92%
2016	179,951	18.71	to	20.63	3,648,925	—	to	1.25%	1.65%	to	1.66%	6.83%	to	8.17%
2015	186,740	17.52	to	19.08	3,503,069	—	to	1.25%	2.71%	to	4.03%	(8.48)%	to	(7.31)%
2014	99,777	19.14	to	20.58	1,987,670	—	to	1.25%	3.63%	to	3.66%	2.89%	to	4.16%
LKCM Aquinas Catholic Equity Fund
2018	5,176	19.91	to	20.26	103,065	0.85%	to	1.05%	—	to	0.40%	(8.93)%	to	(8.75)%
2017	5,650	22.82	to	21.52	123,256	0.50%	to	1.25%	—	to	0.30%	19.29%	to	20.19%
2016	26,923	18.04	to	18.99	502,754	0.50%	to	1.25%	0.21%	to	0.25%	8.16%	to	8.97%
2015	18,184	16.68	to	17.07	307,171	0.85%	to	1.25%	0.24%	to	0.60%	(7.19)%	to	(4.47)%
2014	13,863	17.46	to	17.63	243,735	1.05%	to	1.25%	1.07%	to	1.08%	1.47%	to	1.63%
Lord Abbett Affiliated Fund
2018	24,591	17.14	to	16.26	389,002	0.15%	to	1.25%	1.98%	to	2.12%	(8.75)%	to	4.41%
2017	27,665	16.42	to	17.82	471,171	0.50%	to	1.25%	2.19%	to	2.22%	14.63%	to	15.54%
2016	33,953	14.21	to	16.06	501,446	0.50%	to	1.25%	1.58%	to	2.54%	15.89%	to	16.76%
2015	52,646	12.17	to	13.86	658,787	0.50%	to	1.25%	2.09%	to	2.34%	(5.42)%	to	(4.70)%
2014	56,448	12.77	to	14.65	752,705	0.50%	to	1.25%	2.19%	to	2.22%	10.70%	to	11.50%
Lord Abbett Fundamental Equity Fund
2018	94,695	26.97	to	18.85	2,740,664	—	to	1.25%	0.85%	to	1.35%	(9.76)%	to	(8.45)%
2017	136,160	29.46	to	20.89	3,938,078	—	to	1.25%	0.91%	to	1.25%	11.37%	to	12.97%
2016	159,521	23.15	to	26.08	4,289,199	—	to	1.25%	1.58%	to	1.59%	14.31%	to	15.74%
2015	163,088	20.26	to	22.53	3,870,390	—	to	1.25%	1.31%	to	1.33%	(4.36)%	to	(3.14)%
2014	180,124	21.18	to	23.26	4,447,648	—	to	1.25%	0.57%	to	0.61%	5.62%	to	6.94%
Lord Abbett Bond Debenture Fund
2018	124,908	18.76	to	17.98	2,222,576	—	to	1.25%	4.29%	to	4.44%	(5.21)%	to	(3.79)%
2017	131,544	19.50	to	18.97	2,438,132	—	to	1.25%	0.08%	to	4.22%	7.83%	to	9.21%
2016	158,332	17.20	to	17.78	2,691,499	0.35%	to	1.25%	4.73%	to	4.74%	10.98%	to	11.99%
2015	149,998	15.36	to	16.02	2,286,319	0.35%	to	1.25%	4.41%	to	4.46%	(2.96)%	to	(2.04)%
2014	146,348	15.68	to	16.51	2,309,579	0.35%	to	1.25%	4.66%	to	4.69%	3.23%	to	4.14%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Lord Abbett Growth Opportunities fund
2018	9,394	$19.15	to	$20.88	$186,817	0.50%	to	1.25%	—	to	—	(4.57)%	to	(3.85)%
2017	10,144	21.71	to	23.19	201,958	0.50%	to	1.25%	—	to	—	21.12%	to	22.23%
2016	9,747	17.76	to	19.15	160,410	0.50%	to	1.25%	—	to	—	(0.41)%	to	0.54%
2015	9,454	17.67	to	19.23	151,206	0.50%	to	1.25%	—	to	—	1.19%	to	2.18%
2014	21,723	17.29	to	19.00	372,663	0.50%	to	1.25%	—	to	—	4.80%	to	5.77%
Lord Abbett Calibrated Dividend Growth Fund
2018	10,015	18.55	to	20.57	181,402	0.75%	to	1.25%	1.35%	to	1.60%	(6.10)%	to	(5.44)%
2017	9,301	19.62	to	21.90	178,293	0.75%	to	1.25%	1.26%	to	1.48%	17.36%	to	18.20%
2016	9,572	18.66	to	19.47	155,448	0.85%	to	1.25%	1.67%	to	1.67%	13.47%	to	13.92%
2015	10,097	16.45	to	17.09	143,634	0.85%	to	1.25%	1.47%	to	1.61%	(3.76)%	to	(3.40)%
2014	15,434	17.09	to	17.69	229,448	0.85%	to	1.25%	1.48%	to	1.58%	1—	to	10.42%
Lord Abbett Total Return Fund
2018	339,038	16.67	to	14.53	5,551,684	—	to	1.25%	3.07%	to	3.30%	(2.39)%	to	(0.92)%
2017	358,183	16.83	to	14.89	5,904,584	—	to	1.25%	2.36%	to	2.59%	2.18%	to	3.82%
2016	325,094	14.57	to	16.21	5,168,988	—	to	1.25%	2.53%	to	2.75%	2.49%	to	4.04%
2015	170,596	14.21	to	15.58	2,582,645	—	to	1.25%	0.65%	to	2.65%	(2.10)%	to	(1.40)%
2014	38,287	14.46	to	14.52	554,831	0.15%	to	1.25%	2.73%	to	2.98%	1.31%	to	4.52%
Lord Abbett Developing Growth Fund
2018	36,500	25.83	to	27.36	841,277	0.35%	to	1.25%	—	to	—	3.63%	to	4.72%
2017	54,602	24.48	to	26.40	1,217,472	—	to	1.25%	—	to	—	28.32%	to	29.92%
2016	62,731	18.84	to	20.58	1,085,629	—	to	1.25%	—	to	—	(3.89)%	to	(2.71)%
2015	86,909	19.37	to	21.41	1,590,686	—	to	1.25%	—	to	—	(10.01)%	to	(8.90)%
2014	108,715	21.26	to	23.79	2,223,444	—	to	1.25%	—	to	—	1.97%	to	3.25%
Lord Abbett International Equity Inv Opt
2018	34,175	9.00	to	10.79	297,870	0.35%	to	1.25%	0.30%	to	1.76%	(19.24)%	to	(18.51)%
2017	31,981	11.04	to	13.36	344,487	0.35%	to	1.25%	0.10%	to	2.25%	23.56%	to	24.67%
2016	29,097	8.86	to	10.81	264,228	0.35%	to	1.25%	2.30%	to	2.88%	(3.05)%	to	(2.18)%
2015	26,438	9.05	to	11.15	239,690	0.35%	to	1.25%	0.82%	to	1.58%	(3.96)%	to	(3.05)%
2014	33,643	9.34	to	11.61	311,254	0.35%	to	1.25%	1.04%	to	1.09%	(10.56)%	to	(9.82)%
Lord Abbett Value Opportunities Fund
2018	178,043	20.94	to	18.75	3,301,217	—	to	1.25%	0.04%	to	0.04%	(12.96)%	to	(11.86)%
2017	206,974	23.76	to	21.54	4,300,489	—	to	1.25%	—	to	—	8.79%	to	10.15%
2016	215,247	19.80	to	21.57	4,015,196	—	to	1.25%	—	to	—	14.95%	to	16.39%
2015	215,035	17.23	to	18.53	3,490,106	—	to	1.25%	—	to	—	(4.08)%	to	(3.03)%
2014	232,812	17.96	to	18.76	3,896,609	0.35%	to	1.25%	—	to	—	7.74%	to	8.76%
Clearbridge Value Trust
2018	12,703	13.76	to	17.15	219,780	—	to	1.25%	0.39%	to	0.40%	(14.06)%	to	(12.98)%
2017	13,407	15.81	to	19.96	265,451	—	to	1.25%	—	to	0.17%	13.06%	to	14.48%
2016	16,984	17.65	to	81.20	323,601	—	to	1.25%	0.58%	to	0.63%	11.01%	to	11.77%
2015	17,793	15.90	to	72.65	301,662	—	to	1.25%	0.17%	to	0.18%	(4.90)%	to	(3.88)%
2014	17,700	16.72	to	75.58	312,260	—	to	1.25%	—	to	—	12.14%	to	13.59%
BMO Mid-Cap Value Fund
2018	62,384	8.56	to	9.58	577,967	—	to	0.85%	0.60%	to	0.84%	(25.31)%	to	(16.15)%
2017	68,386	11.46	to	11.42	783,515	0.35%	to	0.85%	0.41%	to	0.41%	(45.17)%	to	(33.18)%
2016	46,612	17.15	to	20.84	812,056	0.35%	to	0.85%	0.94%	to	0.96%	16.09%	to	16.67%
2015	52,116	14.70	to	17.95	775,355	0.35%	to	0.85%	0.38%	to	0.42%	(6.80)%	to	(6.31)%
2014	43,923	15.69	to	19.26	700,590	0.35%	to	0.85%	0.18%	to	0.20%	10.55%	to	11.14%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
MassMutual RetireSMARTSM by JPMorgan 2010 Fund+
2018	4,934	$10.87	to	$10.49	$53,249	0.50%	to	1.25%	3.88%	to	4.46%	(5.16)%	to	(4.44)%
2017	4,544	11.38	to	11.06	51,347	0.50%	to	1.25%	0.83%	to	1.80%	8.87%	to	9.69%
2016	5,141	10.16	to	10.37	52,872	0.50%	to	1.25%	2.91%	to	3.02%	4.08%	to	4.86%
2015	4,357	9.76	to	9.86	42,771	0.65%	to	1.25%	2.96%	to	3.28%	(3.61)%	to	(3.00)%
2014	11,558	10.13	to	10.17	117,227	0.65%	to	1.25%	4.57%	to	5.28%	(1.11)%	to	(0.78)%
MFS® Emerging Markets Debt Fund
2018	20,418	13.69	to	13.63	288,446	—	to	1.25%	3.36%	to	4.42%	(12.47)%	to	(6.47)%
2017	25,151	15.64	to	14.58	377,477	0.35%	to	1.25%	3.59%	to	4.25%	7.99%	to	8.96%
2016	35,152	13.50	to	14.21	486,818	0.50%	to	1.25%	4.55%	to	4.57%	7.95%	to	8.76%
2015	30,882	12.50	to	13.06	392,881	0.50%	to	1.25%	4.37%	to	4.37%	(2.09)%	to	(1.34)%
2014	25,834	12.77	to	13.24	334,441	0.50%	to	1.25%	4.41%	to	4.44%	3.12%	to	3.92%
Massachusetts Investors Growth Stock Fund
2018	118,290	22.02	to	24.44	2,827,211	—	to	1.25%	0.90%	to	0.91%	(0.48)%	to	0.77%
2017	124,511	21.85	to	24.56	2,951,340	—	to	1.25%	0.86%	to	0.94%	27.10%	to	28.69%
2016	154,073	16.98	to	19.33	2,834,060	—	to	1.25%	0.69%	to	0.80%	4.85%	to	6.16%
2015	175,323	15.99	to	18.43	3,029,946	—	to	1.25%	0.87%	to	4.17%	(1.28)%	to	0.33%
2014	151,696	18.67	to	20.97	3,144,349	0.35%	to	1.25%	0.06%	to	0.62%	10.16%	to	11.17%
MFS High Income Fund
2018	59,840	10.94	to	22.30	855,051	0.35%	to	1.25%	4.79%	to	4.80%	(4.51)%	to	(3.65)%
2017	83,279	11.35	to	23.35	1,248,158	0.35%	to	1.25%	4.79%	to	4.80%	4.83%	to	5.78%
2016	88,729	10.73	to	22.27	1,225,091	0.35%	to	1.25%	5.55%	to	5.61%	12.02%	to	13.02%
2015	117,964	9.49	to	19.89	1,421,904	0.35%	to	1.25%	5.42%	to	5.43%	(5.04)%	to	(4.19)%
2014	111,613	9.91	to	20.94	1,406,215	0.35%	to	1.25%	5.39%	to	5.61%	(2.30)%	to	0.94%
MFS International New Discovery Fund
2018	11,121	29.12	to	27.63	336,334	—	to	1.25%	0.57%	to	0.63%	(16.18)%	to	(11.78)%
2017	12,379	34.74	to	31.32	421,301	—	to	1.25%	0.88%	to	0.93%	28.48%	to	30.12%
2016	13,249	24.07	to	27.04	343,673	—	to	1.25%	1.27%	to	1.29%	(2.17)%	to	(1.02)%
2015	13,486	24.32	to	27.64	347,838	—	to	1.25%	0.30%	to	0.85%	1.20%	to	1.58%
2014	13,778	24.03	to	27.21	346,296	—	to	1.25%	1.00%	to	1.07%	(4.09)%	to	(3.99)%
MFS Mid Cap Growth Fund
2018	32,111	14.99	to	17.73	575,592	0.35%	to	1.25%	—	to	—	(0.41)%	to	0.50%
2017	32,144	14.92	to	17.80	585,569	0.35%	to	1.25%	—	to	—	24.44%	to	25.56%
2016	34,835	11.88	to	14.31	497,021	0.35%	to	1.25%	—	to	—	3.03%	to	3.96%
2015	50,477	11.43	to	13.89	695,441	0.35%	to	1.25%	—	to	—	2.94%	to	3.88%
2014	45,443	11.00	to	13.49	612,576	0.35%	to	1.25%	—	to	—	7.26%	to	7.77%
MFS New Discovery Fund
2018	150,129	17.51	to	15.87	2,622,141	—	to	1.25%	—	to	—	(2.85)%	to	(1.62)%
2017	147,298	17.80	to	16.33	2,616,039	—	to	1.25%	—	to	—	24.46%	to	26.02%
2016	150,370	13.12	to	14.13	2,116,760	—	to	1.25%	—	to	—	7.25%	to	8.60%
2015	188,187	12.24	to	13.01	2,442,303	—	to	1.25%	—	to	—	(3.34)%	to	(2.12)%
2014	115,375	12.66	to	13.29	1,517,421	—	to	1.25%	—	to	—	(8.65)%	to	(7.51)%
MFS Research International Fund
2018	313,135	10.09	to	9.17	3,040,435	0.35%	to	1.25%	3.73%	to	3.94%	(15.26)%	to	(14.49)%
2017	344,511	11.80	to	10.82	3,905,482	0.35%	to	1.25%	1.07%	to	1.12%	26.50%	to	27.64%
2016	376,011	8.55	to	9.25	3,347,123	0.35%	to	1.25%	1.74%	to	1.75%	(2.37)%	to	(1.49)%
2015	336,515	8.76	to	9.39	3,056,578	0.35%	to	1.25%	1.45%	to	1.62%	(3.29)%	to	(2.41)%
2014	317,826	9.06	to	9.62	2,968,932	0.35%	to	1.25%	2.24%	to	2.46%	(8.14)%	to	(6.62)%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
MFS Total Return Fund
2018	174,713	$16.60	to	$16.65	$2,851,501	—	to	1.25%	2.05%	to	2.05%	(6.97)%	to	(5.79)%
2017	190,465	17.62	to	17.89	3,323,149	—	to	1.25%	1.94%	to	1.97%	10.76%	to	12.15%
2016	190,312	15.71	to	16.16	2,953,169	—	to	1.25%	2.20%	to	2.20%	7.51%	to	8.85%
2015	182,374	14.44	to	15.03	2,609,789	—	to	1.25%	2.42%	to	2.47%	(1.65)%	to	(0.37)%
2014	180,309	14.49	to	15.28	2,588,949	—	to	1.25%	2.20%	to	2.23%	6.97%	to	8.32%
MFS Utilities Fund
2018	231,261	18.01	to	21.34	3,808,393	—	to	1.25%	2.32%	to	2.47%	(0.42)%	to	0.84%
2017	262,062	17.86	to	21.43	4,256,499	—	to	1.25%	0.27%	to	2.23%	13.27%	to	14.69%
2016	331,380	9.84	to	35.85	4,721,516	0.35%	to	1.25%	3.46%	to	3.76%	10.02%	to	11.01%
2015	377,399	8.86	to	32.58	4,633,004	0.35%	to	1.25%	2.22%	to	2.24%	(15.83)%	to	(15.06)%
2014	418,707	10.43	to	38.71	5,973,039	0.35%	to	1.25%	2.62%	to	2.69%	(0.93)%	to	11.18%
MFS Value Fund
2018	541,185	18.73	to	26.02	9,481,713	—	to	1.25%	1.61%	to	1.62%	(11.20)%	to	(10.09)%
2017	560,709	20.83	to	29.30	10,944,188	—	to	1.25%	1.32%	to	1.41%	15.99%	to	17.46%
2016	579,895	17.74	to	25.26	9,599,340	—	to	1.25%	1.87%	to	1.87%	12.45%	to	13.85%
2015	625,959	15.58	to	22.46	9,037,944	—	to	1.25%	1.84%	to	1.88%	(2.04)%	to	(0.77)%
2014	781,685	15.70	to	22.93	11,573,069	—	to	1.25%	2.08%	to	2.15%	8.92%	to	10.27%
MFS Total Return Bond Fund
2018	159,894	15.77	to	14.38	2,457,938	—	to	1.25%	2.58%	to	2.60%	(2.61)%	to	(1.38)%
2017	179,721	15.99	to	14.77	2,829,047	—	to	1.25%	2.35%	to	2.38%	2.69%	to	3.98%
2016	112,802	14.38	to	15.38	1,685,760	—	to	1.25%	2.61%	to	2.68%	2.16%	to	3.44%
2015	85,815	14.07	to	14.87	1,239,050	—	to	1.25%	0.39%	to	2.74%	(1.85)%	to	(0.28)%
2014	15,791	14.34	to	14.40	226,837	0.50%	to	1.25%	2.88%	to	2.89%	4.31%	to	5.06%
MFS Massachusetts Investors Trust
2018	24,420	39.54	to	34.97	927,630	—	to	1.25%	0.70%	to	0.90%	(6.50)%	to	(5.32)%
2017	32,974	41.76	to	37.40	1,296,852	—	to	1.25%	0.82%	to	0.97%	21.97%	to	23.50%
2016	40,369	30.67	to	33.81	1,285,544	—	to	1.25%	0.79%	to	0.99%	7.44%	to	8.78%
2015	58,412	28.54	to	31.08	1,760,123	—	to	1.25%	0.84%	to	0.90%	(0.99)%	to	0.27%
2014	51,608	28.83	to	31.00	1,559,568	—	to	1.25%	0.85%	to	0.92%	9.57%	to	10.97%
MFS International Growth Fund
2018	7,594	15.31	to	15.58	117,187	1.05%	to	1.25%	0.93%	to	0.98%	(10.22)%	to	(10.04)%
2017	6,818	17.73	to	17.05	117,115	0.75%	to	1.25%	—	to	0.27%	30.47%	to	31.12%
2016	13,080	13.07	to	13.25	171,459	1.05%	to	1.25%	1.03%	to	1.09%	1.15%	to	1.35%
2015	9,035	12.92	to	13.07	117,025	1.05%	to	1.25%	0.92%	to	0.99%	(1.21)%	to	(1.03)%
2014	6,712	13.08	to	13.21	87,933	1.05%	to	1.25%	1.31%	to	1.37%	(6.51)%	to	(6.33)%
MFS Core Equity Fund
2018	152,573	14.39	to	19.09	2,247,711	0.35%	to	1.25%	0.47%	to	0.50%	(5.31)%	to	(4.44)%
2017	178,828	15.06	to	20.16	2,764,528	0.35%	to	1.25%	0.52%	to	0.54%	22.92%	to	24.02%
2016	204,742	12.14	to	24.43	2,539,970	0.35%	to	1.25%	0.57%	to	0.63%	9.71%	to	10.71%
2015	248,985	10.97	to	22.27	2,778,208	0.35%	to	1.25%	0.51%	to	0.58%	(1.61)%	to	(0.76)%
2014	110,446	11.05	to	22.63	1,264,895	0.35%	to	1.25%	0.37%	to	0.81%	6.62%	to	9.72%
MFS Government Securities Fund
2018	362,754	9.57	to	11.58	4,662,855	—	to	1.25%	0.81%	to	2.34%	(2.05)%	to	(0.98)%
2017	375,590	9.77	to	11.70	4,811,581	—	to	1.25%	0.70%	to	2.41%	(0.51)%	to	0.65%
2016	340,010	11.62	to	12.95	4,251,097	—	to	1.25%	2.22%	to	2.24%	(0.62)%	to	0.62%
2015	385,294	11.69	to	12.87	4,827,688	—	to	1.25%	1.96%	to	1.96%	(1.07)%	to	0.15%
2014	398,530	11.82	to	12.85	4,975,210	—	to	1.25%	2.13%	to	2.17%	3.32%	to	4.62%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
MFS International Value Fund
2018	359,614	$37.31	to	$29.82	$12,078,654	—	to	1.25%	1.19%	to	1.20%	(12.99)%	to	(10.35)%
2017	371,660	42.88	to	33.26	13,760,899	—	to	1.25%	1.20%	to	1.41%	23.61%	to	25.23%
2016	383,623	26.56	to	34.69	11,221,793	—	to	1.25%	1.45%	to	1.63%	2.21%	to	2.67%
2015	348,831	25.87	to	33.94	9,856,324	—	to	1.25%	1.23%	to	1.31%	3.19%	to	5.12%
2014	235,570	24.61	to	32.89	6,279,319	—	to	1.25%	2.39%	to	2.44%	(2.03)%	to	0.02%
MFS Technology Fund
2018	2,205	61.19	to	56.85	131,387	0.50%	to	1.25%	—	to	—	0.32%	to	3.34%
2017	2,452	59.22	to	56.66	144,835	0.75%	to	1.25%	—	to	—	36.73%	to	37.41%
2016	2,455	41.44	to	43.09	105,539	0.75%	to	1.25%	—	to	—	6.83%	to	7.36%
2015	2,332	38.79	to	40.14	93,419	0.75%	to	1.25%	—	to	—	9.00%	to	9.55%
2014	2,965	35.59	to	36.64	108,462	0.75%	to	1.25%	—	to	—	8.94%	to	9.47%
MFS Core Equity Series
2018	1,306	12.47	to	12.47	16,285	0.70%	to	0.70%	0.66%	to	0.66%	(4.51)%	to	(4.51)%
2017	1,346	13.05	to	13.05	17,574	0.70%	to	0.70%	0.97%	to	0.97%	23.96%	to	23.96%
2016	1,340	10.53	to	10.53	14,108	0.70%	to	0.70%	0.78%	to	0.78%	10.60%	to	10.60%
2015	1,217	9.52	to	9.52	11,585	0.70%	to	0.70%	0.37%	to	0.37%	(3.06)%	to	(3.06)%
2014	1,425	18.32	to	18.32	26,101	0.70%	to	0.70%	0.92%	to	0.92%	10.49%	to	10.49%
MFS Utilities Series
2018	9,656	22.89	to	22.89	221,056	0.70%	to	0.70%	1.06%	to	1.06%	0.35%	to	0.35%
2017	10,892	23.46	to	22.81	248,480	0.45%	to	0.70%	—	to	4.18%	14.03%	to	14.32%
2016	11,728	17.83	to	20.01	233,592	—	to	0.70%	3.65%	to	3.90%	10.70%	to	11.47%
2015	13,501	16.00	to	18.07	243,605	—	to	0.70%	4.14%	to	4.22%	(15.11)%	to	(14.54)%
2014	14,894	18.72	to	21.29	316,570	—	to	0.70%	2.09%	to	2.14%	11.94%	to	12.75%
MFS Growth Fund
2018	10,925	22.97	to	21.96	245,012	0.65%	to	1.25%	—	to	—	1.06%	to	1.67%
2017	11,307	22.59	to	21.73	247,466	0.65%	to	1.25%	—	to	—	28.91%	to	29.69%
2016	10,012	16.86	to	17.42	169,931	0.65%	to	1.25%	—	to	—	0.94%	to	1.55%
2015	9,200	16.70	to	17.16	154,688	0.65%	to	1.25%	—	to	—	5.76%	to	6.43%
2014	179,079	15.79	to	16.41	2,931,536	0.15%	to	1.25%	—	to	—	7.19%	to	8.31%
MFS High Yield Portfolio
2018	12,193	11.73	to	11.73	143,020	0.70%	to	0.70%	5.65%	to	5.65%	(3.76)%	to	(3.76)%
2017	13,290	12.19	to	12.19	161,976	0.70%	to	0.70%	6.40%	to	6.40%	5.94%	to	5.94%
2016	11,889	11.50	to	11.50	136,773	0.70%	to	0.70%	6.79%	to	6.79%	13.03%	to	13.03%
2015	12,181	10.18	to	10.18	123,973	0.70%	to	0.70%	7.03%	to	7.03%	(4.88)%	to	(4.88)%
2014	12,843	10.70	to	10.70	137,424	0.70%	to	0.70%	5.49%	to	5.49%	2.11%	to	2.11%
BlackRock Global Allocation Fund, Inc.
2018	518,063	15.34	to	16.08	7,662,627	—	to	1.25%	0.55%	to	0.56%	(8.78)%	to	(7.63)%
2017	594,988	16.61	to	17.62	9,578,532	—	to	1.25%	0.63%	to	0.87%	11.92%	to	13.32%
2016	647,750	14.66	to	15.75	9,396,766	—	to	1.25%	0.95%	to	0.97%	2.46%	to	3.75%
2015	620,102	14.13	to	15.37	8,723,282	—	to	1.25%	0.92%	to	0.97%	(2.30)%	to	(1.07)%
2014	760,751	14.28	to	15.73	10,854,930	—	to	1.25%	2.17%	to	2.18%	0.62%	to	1.91%
BlackRock Advantage Large Cap Core Fund
2018	3,643	17.22	to	18.84	62,790	0.35%	to	1.25%	0.87%	to	1.03%	(6.77)%	to	(5.93)%
2017	3,587	18.31	to	20.21	66,233	0.35%	to	1.25%	0.86%	to	0.93%	20.22%	to	21.31%
2016	4,219	15.09	to	16.81	64,012	0.35%	to	1.25%	0.57%	to	0.74%	8.66%	to	9.64%
2015	5,049	13.76	to	15.47	70,421	0.35%	to	1.25%	0.32%	to	0.37%	(1.15)%	to	(0.25)%
2014	5,657	13.80	to	15.65	78,970	0.35%	to	1.25%	0.03%	to	0.36%	10.24%	to	11.23%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
BlackRock Advantage U.S. Total Market Fund
2018	4,495	$17.34	to	$17.34	$77,953	1.25%	to	1.25%	1.47%	to	1.47%	(7.82)%	to	(7.82)%
2017	4,182	18.81	to	18.81	78,662	1.25%	to	1.25%	0.05%	to	0.05%	7.40%	to	7.40%
2016	4,482	17.51	to	17.51	78,505	1.25%	to	1.25%	—	to	—	21.88%	to	21.88%
2015	4,038	14.37	to	14.37	58,028	1.25%	to	1.25%	2.99%	to	2.99%	(8.12)%	to	(8.12)%
2014	3,618	15.64	to	15.64	56,568	1.25%	to	1.25%	—	to	—	3.48%	to	3.48%
BlackRock Mid Cap Dividend Fund
2018	66,982	19.38	to	19.58	1,217,546	0.35%	to	1.25%	1.59%	to	1.59%	(10.87)%	to	(10.06)%
2017	68,620	21.55	to	21.97	1,389,665	0.35%	to	1.25%	0.76%	to	1.01%	7.20%	to	8.17%
2016	105,965	19.92	to	20.49	1,991,665	0.35%	to	1.25%	0.48%	to	0.52%	20.80%	to	21.88%
2015	87,165	16.34	to	16.97	1,344,813	0.35%	to	1.25%	0.82%	to	0.83%	(8.05)%	to	(7.25)%
2014	87,926	17.62	to	18.45	1,471,405	0.35%	to	1.25%	0.36%	to	0.51%	5.08%	to	6.05%
BlackRock International Dividend Fund
2018	48,108	12.35	to	11.56	578,399	0.50%	to	1.25%	2.47%	to	2.47%	(14.37)%	to	(13.72)%
2017	86,917	14.89	to	13.50	1,249,331	—	to	1.25%	0.94%	to	1.04%	14.95%	to	16.39%
2016	93,757	11.74	to	12.79	1,160,589	—	to	1.25%	4.66%	to	4.78%	(0.76)%	to	0.48%
2015	81,595	11.83	to	12.73	1,010,839	—	to	1.25%	—	to	—	(2.20)%	to	(0.92)%
2014	73,632	12.10	to	12.85	927,088	—	to	1.25%	1.95%	to	2.47%	(12.53)%	to	(11.42)%
BlackRock Mid Cap Growth Equity Portfolio
2018	11,714	22.21	to	21.00	249,725	0.50%	to	1.25%	—	to	—	1.28%	to	2.04%
2017	12,581	21.77	to	20.73	264,736	0.50%	to	1.25%	—	to	—	32.54%	to	33.54%
2016	17,284	15.64	to	16.30	274,833	0.50%	to	1.25%	—	to	—	1.51%	to	2.27%
2015	19,036	15.41	to	15.94	296,585	0.50%	to	1.25%	—	to	—	5.18%	to	5.97%
2014	19,682	14.65	to	15.04	290,908	0.50%	to	1.25%	—	to	—	4.70%	to	5.52%
Victory Munder Mid-Cap Core Growth Fund
2018	127,477	23.22	to	20.12	3,005,279	—	to	1.25%	—	to	—	(14.93)%	to	(13.58)%
2017	132,513	26.87	to	23.65	3,669,534	—	to	1.25%	—	to	—	(45.15)%	to	22.63%
2016	149,229	19.29	to	48.99	3,193,937	—	to	1.25%	—	to	—	5.75%	to	7.07%
2015	218,955	18.24	to	45.75	4,390,252	—	to	1.25%	—	to	—	(5.78)%	to	(4.60)%
2014	200,641	19.36	to	47.96	4,218,249	—	to	1.25%	0.03%	to	0.03%	8.53%	to	9.90%
Neuberger Berman Sustainable Equity Fund+
2018	59,773	38.72	to	21.46	1,478,564	—	to	1.25%	0.24%	to	0.30%	(7.15)%	to	(5.97)%
2017	58,938	25.49	to	23.11	1,617,459	—	to	1.25%	0.04%	to	0.48%	16.89%	to	18.36%
2016	62,555	19.77	to	34.78	1,437,204	—	to	1.25%	0.95%	to	1.24%	8.53%	to	9.88%
2015	65,994	18.22	to	31.65	1,430,028	—	to	1.25%	0.90%	to	1.11%	(1.84)%	to	(0.54)%
2014	72,720	18.56	to	31.82	1,598,555	—	to	1.25%	0.28%	to	1.12%	8.94%	to	10.27%
Nuveen NWQ International Value Fund
2018	6,870	9.34	to	8.81	61,730	0.50%	to	1.25%	1.23%	to	1.28%	(19.32)%	to	(18.70)%
2017	4,343	11.49	to	10.92	48,259	0.50%	to	1.25%	3.39%	to	3.50%	18.94%	to	19.83%
2016	3,825	9.18	to	9.59	35,626	0.50%	to	1.25%	1.51%	to	2.35%	0.73%	to	1.49%
2015	2,325	9.11	to	9.45	21,412	0.50%	to	1.25%	1.48%	to	1.70%	1.23%	to	1.95%
2014	1,739	9.00	to	9.27	15,762	0.50%	to	1.25%	4.15%	to	7.05%	(9.63)%	to	(8.97)%
The Oakmark International Small Cap Fund
2018	10,359	34.78	to	34.78	360,264	0.35%	to	0.35%	1.08%	to	1.08%	(24.00)%	to	(24.00)%
2017	11,110	45.76	to	45.76	508,372	0.35%	to	0.35%	0.79%	to	0.79%	25.64%	to	25.64%
2016	11,643	36.42	to	36.42	424,079	0.35%	to	0.35%	2.36%	to	2.36%	5.93%	to	5.93%
2015	13,676	34.38	to	34.38	470,209	0.35%	to	0.35%	2.17%	to	2.17%	0.39%	to	0.39%
2014	15,233	34.25	to	34.25	521,712	0.35%	to	0.35%	1.35%	to	1.35%	(8.03)%	to	(8.03)%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
The Oakmark Equity and Income Fund
2018	550,049	$11.34	to	$17.61	$9,684,498	—	to	0.85%	1.35%	to	1.49%	(12.24)%	to	(8.33)%
2017	623,554	19.21	to	19.21	11,980,230	—	to	—	1.24%	to	1.24%	14.46%	to	14.46%
2016	731,884	16.79	to	16.79	12,284,901	—	to	—	1.30%	to	1.30%	10.97%	to	10.97%
2015	1,143,273	15.13	to	15.13	17,293,542	—	to	—	1.10%	to	1.10%	(4.57)%	to	(4.57)%
2014	1,060,331	15.85	to	15.85	16,811,434	—	to	—	0.83%	to	0.83%	6.91%	to	6.91%
Oppenheimer Capital Appreciation Fund
2018	50,282	13.82	to	19.03	772,314	0.35%	to	1.25%	—	to	—	(7.14)%	to	(6.29)%
2017	51,514	14.75	to	20.50	841,184	0.35%	to	1.25%	0.01%	to	0.01%	24.96%	to	26.09%
2016	63,544	11.69	to	16.40	818,961	0.35%	to	1.25%	0.06%	to	0.08%	(3.55)%	to	(2.68)%
2015	93,159	12.02	to	17.01	1,228,612	0.35%	to	1.25%	—	to	—	1.96%	to	2.89%
2014	138,048	11.68	to	16.68	1,705,409	0.35%	to	1.25%	—	to	—	10.43%	to	13.65%
Oppenheimer Global Fund
2018	154,933	73.91	to	25.80	4,392,311	—	to	1.25%	0.41%	to	0.50%	(22.99)%	to	(14.64)%
2017	177,547	95.98	to	30.23	5,472,655	—	to	1.25%	0.52%	to	0.77%	28.45%	to	34.56%
2016	216,730	22.47	to	122.80	4,841,539	—	to	1.25%	0.60%	to	0.69%	(1.08)%	to	0.16%
2015	280,564	22.71	to	122.61	6,277,109	—	to	1.25%	0.49%	to	0.67%	2.58%	to	3.89%
2014	285,436	22.14	to	118.02	6,103,021	—	to	1.25%	0.76%	to	0.83%	0.80%	to	2.07%
Oppenheimer Global Opportunities Fund
2018	22,121	14.80	to	14.50	324,177	0.50%	to	1.25%	—	to	—	(19.12)%	to	(18.50)%
2017	16,997	18.16	to	17.92	306,972	0.50%	to	1.25%	—	to	—	50.64%	to	51.76%
2016	446	11.97	to	11.97	5,339	0.50%	to	0.50%	0.26%	to	0.26%	19.69%	to	19.69%
Oppenheimer International Growth Fund
2018	289,557	34.96	to	15.72	3,661,213	—	to	1.25%	0.69%	to	0.94%	(20.55)%	to	(20.38)%
2017	295,628	43.91	to	19.78	4,679,094	—	to	1.25%	0.52%	to	0.67%	25.04%	to	25.85%
2016	300,161	12.13	to	15.82	3,767,882	—	to	1.25%	0.87%	to	1.20%	(3.51)%	to	(2.30)%
2015	370,068	12.41	to	16.40	4,669,844	—	to	1.25%	0.95%	to	1.03%	1.91%	to	3.18%
2014	349,868	12.03	to	16.09	4,295,406	—	to	1.25%	0.71%	to	0.88%	(8.40)%	to	(7.23)%
Oppenheimer Main Street Fund
2018	34,947	17.64	to	15.89	590,875	0.35%	to	1.25%	0.84%	to	1.02%	(9.04)%	to	(8.21)%
2017	31,230	19.22	to	17.47	577,794	0.35%	to	1.25%	0.99%	to	1.14%	15.29%	to	16.33%
2016	15,888	15.15	to	16.52	247,627	0.35%	to	1.25%	1.19%	to	1.25%	10.04%	to	11.03%
2015	19,575	13.77	to	14.88	276,646	0.35%	to	1.25%	0.50%	to	0.80%	1.86%	to	2.77%
2014	20,010	13.52	to	14.48	275,644	0.35%	to	1.25%	0.71%	to	0.76%	9.06%	to	10.05%
Oppenheimer Global Strategic Income Fund
2018	42,315	14.43	to	14.63	601,206	0.50%	to	1.25%	5.00%	to	5.02%	(5.89)%	to	(5.18)%
2017	42,368	15.22	to	15.55	637,072	0.50%	to	1.25%	4.17%	to	4.22%	4.91%	to	5.70%
2016	60,905	14.40	to	14.82	866,110	0.50%	to	1.25%	3.78%	to	3.82%	5.05%	to	5.84%
2015	46,021	13.60	to	14.11	620,577	0.50%	to	1.25%	4.24%	to	4.25%	(3.56)%	to	(2.82)%
2014	41,948	14.00	to	14.63	583,946	0.50%	to	1.25%	4.54%	to	4.59%	1.39%	to	2.13%
Oppenheimer Main Street Mid Cap Fund
2018	148,093	16.73	to	17.22	2,400,938	—	to	1.25%	—	to	—	(13.35)%	to	(12.25)%
2017	184,572	19.07	to	19.87	3,403,266	—	to	1.25%	—	to	0.35%	13.26%	to	14.68%
2016	168,558	16.23	to	17.54	2,770,534	0.35%	to	1.25%	0.92%	to	1.03%	12.01%	to	13.02%
2015	180,944	14.36	to	15.66	2,631,556	0.35%	to	1.25%	0.33%	to	0.37%	(8.36)%	to	(7.57)%
2014	170,964	15.54	to	17.09	2,736,323	0.35%	to	1.25%	0.40%	to	0.60%	10.84%	to	11.85%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Oppenheimer Developing Markets Fund
2018	182,484	$14.54	to	$57.65	$4,625,783	—	to	1.25%	0.21%	to	0.49%	(13.24)%	to	(11.95)%
2017	236,855	16.52	to	66.45	6,426,923	—	to	1.25%	0.28%	to	0.60%	33.11%	to	35.10%
2016	262,308	49.92	to	71.55	5,191,340	—	to	1.25%	0.22%	to	0.25%	5.56%	to	6.89%
2015	313,639	47.29	to	66.94	5,367,256	—	to	1.25%	0.38%	to	0.43%	(15.12)%	to	(14.06)%
2014	278,596	55.72	to	77.89	5,808,852	—	to	1.25%	0.29%	to	0.73%	(5.98)%	to	(4.80)%
Oppenheimer Capital Income Fund
2018	68	10.13	to	10.13	686	0.75%	to	0.75%	2.85%	to	2.85%	(4.87)%	to	(4.87)%
2017	48	10.65	to	10.32	509	0.75%	to	1.05%	1.18%	to	1.69%	5.86%	to	6.18%
2016	89	9.75	to	9.75	866	1.05%	to	1.05%	2.81%	to	2.81%	6.13%	to	6.13%
2015	79	9.18	to	9.18	730	1.05%	to	1.05%	2.91%	to	2.91%	(1.79)%	to	(1.79)%
2014	70	9.35	to	9.35	658	1.05%	to	1.05%	3.19%	to	3.19%	3.68%	to	3.68%
Oppenheimer International Bond Fund
2018	246,274	14.77	to	14.54	3,470,894	—	to	1.25%	4.51%	to	4.51%	(7.07)%	to	(5.89)%
2017	262,586	15.70	to	15.64	3,958,987	—	to	1.25%	4.17%	to	4.27%	9.50%	to	10.87%
2016	318,523	14.16	to	14.29	4,393,606	—	to	1.25%	4.33%	to	4.48%	4.83%	to	6.14%
2015	351,066	13.34	to	13.63	4,580,468	—	to	1.25%	3.19%	to	3.26%	(4.89)%	to	(3.70)%
2014	402,766	13.85	to	14.33	5,522,444	—	to	1.25%	2.88%	to	3.00%	(1.68)%	to	(0.94)%
Oppenheimer Mid Cap Value Fund
2018	24,068	12.96	to	15.50	370,983	0.35%	to	1.25%	0.19%	to	0.38%	(19.06)%	to	(18.33)%
2017	34,016	15.86	to	19.15	619,341	0.35%	to	1.25%	0.32%	to	0.32%	11.88%	to	12.89%
2016	37,628	14.05	to	17.12	607,947	0.35%	to	1.25%	0.53%	to	0.54%	18.78%	to	19.86%
2015	38,685	11.72	to	14.41	518,012	0.35%	to	1.25%	0.43%	to	0.45%	(8.15)%	to	(7.32)%
2014	62,041	12.65	to	15.69	930,587	0.35%	to	1.25%	0.65%	to	0.65%	9.21%	to	10.22%
Oppenheimer Main Street All Cap Fund®
2018	59,818	15.93	to	17.22	982,150	0.35%	to	1.25%	0.23%	to	0.39%	(11.50)%	to	(10.70)%
2017	62,745	17.84	to	19.46	1,168,373	0.35%	to	1.25%	0.78%	to	0.98%	14.64%	to	15.67%
2016	70,580	15.43	to	16.98	1,128,371	0.35%	to	1.25%	1.06%	to	1.20%	8.46%	to	9.44%
2015	66,674	14.10	to	15.65	981,168	0.35%	to	1.25%	0.48%	to	0.50%	(2.60)%	to	(1.71)%
2014	61,837	14.34	to	16.07	933,840	0.35%	to	1.25%	0.09%	to	0.39%	6.07%	to	7.02%
Oppenheimer Gold & Special Minerals Fund
2018	193,995	6.91	to	9.11	1,493,119	—	to	1.25%	—	to	—	(14.24)%	to	(13.15)%
2017	197,889	7.96	to	10.62	1,770,183	—	to	1.25%	—	to	2.18%	15.74%	to	17.19%
2016	226,474	5.49	to	9.18	1,737,572	0.35%	to	1.25%	5.37%	to	6.22%	46.90%	to	48.22%
2015	218,642	3.71	to	6.25	1,177,286	0.35%	to	1.25%	—	to	—	(24.07)%	to	(23.45)%
2014	171,648	4.84	to	8.23	1,188,488	0.35%	to	1.25%	1.91%	to	2.04%	(16.42)%	to	(15.72)%
Oppenheimer Real Estate Fund
2018	90,355	15.06	to	13.02	1,299,414	—	to	1.25%	1.57%	to	1.60%	(7.14)%	to	(5.96)%
2017	99,963	16.02	to	14.03	1,529,778	—	to	1.25%	1.31%	to	1.35%	2.77%	to	4.06%
2016	120,871	13.65	to	15.39	1,775,717	—	to	1.25%	2.16%	to	2.20%	4.75%	to	6.07%
2015	114,337	13.03	to	14.51	1,589,422	—	to	1.25%	1.82%	to	1.86%	1.15%	to	2.43%
2014	125,990	12.88	to	14.17	1,727,516	—	to	1.25%	1.82%	to	2.05%	29.74%	to	31.37%
Oppenheimer Equity Income Fund
2018	343	15.73	to	16.40	5,516	0.65%	to	1.25%	1.94%	to	2.08%	(11.58)%	to	(11.05)%
2017	267	18.60	to	17.79	4,864	0.50%	to	1.25%	1.52%	to	1.83%	11.20%	to	12.04%
2016	23,035	16.00	to	16.60	379,886	0.50%	to	1.25%	2.50%	to	2.63%	13.25%	to	14.10%
2015	17,498	14.13	to	14.55	253,493	0.50%	to	1.25%	3.48%	to	3.73%	(10.93)%	to	(10.28)%
2014	15,185	15.86	to	16.22	245,612	0.50%	to	1.25%	2.38%	to	2.40%	8.65%	to	9.51%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Oppenheimer International Diversified Fund
2018	8,320	$15.34	to	$14.56	$123,080	0.50%	to	1.25%	0.81%	to	0.84%	(15.68)%	to	(15.04)%
2017	5,872	18.06	to	17.27	102,863	0.50%	to	1.25%	0.43%	to	0.44%	30.76%	to	31.75%
2016	7,158	13.21	to	13.71	95,948	0.50%	to	1.25%	0.45%	to	0.45%	(0.62)%	to	0.13%
2015	6,446	13.29	to	13.69	86,470	0.50%	to	1.25%	0.95%	to	1.05%	(0.62)%	to	0.13%
2014	4,796	13.37	to	13.67	64,628	0.50%	to	1.25%	0.48%	to	0.67%	(7.44)%	to	(6.72)%
Oppenheimer Rising Dividends Fund
2018	523	14.23	to	14.23	7,445	1.25%	to	1.25%	1.22%	to	1.22%	(7.69)%	to	(7.69)%
2017	431	15.73	to	15.42	6,661	0.85%	to	1.25%	1.55%	to	1.58%	15.32%	to	15.78%
2016	720	13.37	to	13.58	9,639	0.85%	to	1.25%	0.46%	to	1.14%	3.24%	to	3.65%
2015	557	12.95	to	12.95	7,209	1.25%	to	1.25%	0.57%	to	0.57%	(0.28)%	to	(0.28)%
Putnam Global Equity Fund
2018	3,969	14.79	to	14.79	58,682	0.70%	to	0.70%	0.31%	to	0.31%	(13.05)%	to	(13.05)%
2017	4,006	17.01	to	17.01	68,113	0.70%	to	0.70%	1.24%	to	1.24%	27.49%	to	27.49%
2016	3,565	13.34	to	13.34	47,551	0.70%	to	0.70%	1.16%	to	1.16%	0.37%	to	0.37%
2015	4,247	13.29	to	13.29	56,442	0.70%	to	0.70%	0.95%	to	0.95%	(2.42)%	to	(2.42)%
2014	4,181	13.62	to	13.62	56,928	0.70%	to	0.70%	0.24%	to	0.24%	0.78%	to	0.78%
Putnam VT High Yield Fund
2018	18,949	18.06	to	18.06	342,155	0.70%	to	0.70%	5.54%	to	5.54%	(4.74)%	to	(4.74)%
2017	23,023	18.95	to	18.95	436,385	0.70%	to	0.70%	5.55%	to	5.55%	6.24%	to	6.24%
2016	21,944	17.84	to	17.84	391,531	0.70%	to	0.70%	6.20%	to	6.20%	14.74%	to	14.74%
2015	23,038	15.55	to	15.55	358,240	0.70%	to	0.70%	7.04%	to	7.04%	(5.99)%	to	(5.99)%
2014	24,545	16.54	to	16.54	406,082	0.70%	to	0.70%	6.53%	to	6.53%	0.88%	to	0.88%
Putnam VT International Growth Fund
2018	11,240	12.10	to	12.10	135,981	0.70%	to	0.70%	—	to	—	(19.21)%	to	(19.21)%
2017	11,274	14.98	to	14.98	168,823	0.70%	to	0.70%	1.03%	to	1.03%	34.10%	to	34.10%
2016	11,283	11.17	to	11.17	126,007	0.70%	to	0.70%	0.93%	to	0.93%	(7.37)%	to	(7.37)%
2015	10,887	12.06	to	12.06	131,246	0.70%	to	0.70%	—	to	—	0.38%	to	0.38%
2014	11,447	12.01	to	12.01	137,426	0.70%	to	0.70%	0.06%	to	0.06%	(6.79)%	to	(6.79)%
Putnam VT Sustainable Leaders Fund+
2018	14,436	27.03	to	25.75	372,201	—	to	0.70%	—	to	—	(2.22)%	to	(1.53)%
2017	15,556	27.45	to	26.34	410,076	—	to	0.70%	0.60%	to	0.72%	28.32%	to	29.22%
2016	18,037	20.52	to	21.24	370,396	—	to	0.70%	0.68%	to	0.88%	7.04%	to	7.79%
2015	28,821	19.17	to	19.71	552,766	—	to	0.70%	0.49%	to	0.53%	(0.96)%	to	(0.27)%
2014	33,788	19.36	to	19.76	654,416	—	to	0.70%	0.27%	to	0.30%	12.72%	to	13.52%
Putnam VT Small Cap Value Fund
2018	12,631	21.87	to	14.91	189,617	—	to	0.70%	0.39%	to	0.40%	(20.49)%	to	(19.93)%
2017	13,212	27.31	to	18.75	249,399	—	to	0.70%	0.68%	to	0.69%	7.12%	to	7.87%
2016	18,548	17.51	to	17.51	324,740	0.70%	to	0.70%	1.15%	to	1.15%	26.61%	to	26.61%
2015	15,598	13.83	to	13.83	215,708	0.70%	to	0.70%	0.85%	to	0.85%	(4.89)%	to	(4.89)%
2014	19,289	14.54	to	14.54	280,504	0.70%	to	0.70%	0.73%	to	0.73%	2.70%	to	2.70%
Pioneer Disciplined Value Fund
2018	6,582	17.20	to	17.98	116,390	0.75%	to	1.25%	0.92%	to	1.05%	(14.48)%	to	(14.04)%
2017	6,250	21.33	to	20.11	128,540	0.50%	to	1.25%	—	to	1.09%	19.94%	to	20.84%
2016	6,170	16.77	to	17.47	104,345	0.65%	to	1.25%	0.99%	to	1.15%	12.55%	to	13.23%
2015	6,214	14.90	to	15.57	93,216	0.50%	to	1.25%	1.18%	to	1.25%	(6.93)%	to	(6.21)%
2014	5,604	16.01	to	16.60	90,226	0.50%	to	1.25%	0.58%	to	2.98%	3.52%	to	8.26%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Pioneer Equity Income Fund
2018	1,794	$33.83	to	$33.83	$60,701	1.25%	to	1.25%	2.45%	to	2.45%	(10.03)%	to	(10.03)%
2017	703	37.60	to	37.60	26,430	1.25%	to	1.25%	1.81%	to	1.81%	13.53%	to	13.53%
2016	76	33.12	to	33.12	2,514	1.25%	to	1.25%	2.14%	to	2.14%	17.68%	to	17.68%
Pioneer Fundamental Growth Fund
2018	2,542	18.75	to	18.09	46,759	0.65%	to	1.25%	0.23%	to	0.23%	(1.86)%	to	(1.27)%
2017	2,308	18.99	to	18.43	43,134	0.65%	to	1.25%	0.21%	to	0.21%	21.10%	to	21.82%
2016	932	15.22	to	15.59	14,243	0.65%	to	1.25%	0.34%	to	0.45%	2.32%	to	2.94%
2015	1,381	15.14	to	15.14	20,675	0.65%	to	0.65%	0.26%	to	0.26%	5.74%	to	5.74%
2014	1,117	14.21	to	14.32	15,890	0.65%	to	1.05%	0.40%	to	0.40%	13.23%	to	17.75%
AllianzGI NFJ International Value Fund
2018	1,032	8.59	to	8.59	8,862	0.85%	to	0.85%	1.83%	to	1.83%	(16.69)%	to	(16.69)%
2017	746	10.45	to	10.17	7,696	0.65%	to	1.05%	—	to	—	21.53%	to	22.02%
2016	5,111	8.46	to	8.57	43,715	0.65%	to	0.85%	2.71%	to	2.72%	(7.39)%	to	(7.20)%
2015	5,947	9.05	to	9.23	54,599	0.65%	to	1.05%	2.77%	to	2.77%	(14.37)%	to	(13.98)%
2014	5,376	10.57	to	10.73	57,458	0.65%	to	1.05%	2.21%	to	2.21%	(6.58)%	to	(6.20)%
AllianzGI NFJ Small-Cap Value Fund
2018	62,359	16.27	to	14.78	977,079	0.35%	to	1.25%	2.56%	to	2.82%	(20.32)%	to	(19.59)%
2017	75,420	20.24	to	18.55	1,473,043	0.35%	to	1.25%	0.41%	to	0.45%	8.32%	to	9.30%
2016	109,126	17.13	to	18.52	1,957,187	0.35%	to	1.25%	1.53%	to	1.59%	21.38%	to	22.47%
2015	107,580	14.11	to	15.12	1,581,180	0.35%	to	1.25%	1.35%	to	1.66%	(9.43)%	to	(8.60)%
2014	102,711	15.58	to	16.54	1,656,450	0.35%	to	1.25%	2.04%	to	2.52%	0.33%	to	1.25%
AllianzGI NFJ Dividend Value Fund
2018	330,326	14.92	to	13.56	4,690,010	0.35%	to	1.25%	1.80%	to	1.87%	(11.24)%	to	(10.44)%
2017	398,057	16.66	to	15.27	6,324,704	0.35%	to	1.25%	1.97%	to	2.04%	14.27%	to	15.29%
2016	418,411	13.37	to	14.26	5,775,498	0.50%	to	1.25%	2.27%	to	2.41%	14.44%	to	15.30%
2015	434,495	11.68	to	12.37	5,233,937	0.50%	to	1.25%	2.31%	to	2.31%	(9.74)%	to	(9.10)%
2014	423,490	12.94	to	13.61	5,634,564	0.50%	to	1.25%	1.80%	to	1.80%	8.31%	to	9.12%
AMG Managers Cadence Mid Cap Fund
2018	2,326	16.47	to	18.41	36,733	0.50%	to	1.25%	0.05%	to	0.10%	(11.53)%	to	(10.86)%
2017	2,004	18.48	to	20.81	35,741	0.50%	to	1.25%	—	to	—	23.91%	to	24.84%
2016	1,772	14.80	to	16.79	25,593	0.50%	to	1.25%	0.58%	to	0.87%	5.75%	to	6.54%
2015	3,093	15.88	to	15.88	45,905	1.25%	to	1.25%	—	to	—	(2.46)%	to	(2.46)%
2014	4,626	16.28	to	16.85	72,221	0.85%	to	1.25%	—	to	—	10.14%	to	10.61%
PIMCO Total Return Fund
2018	1,127,986	9.93	to	15.35	17,420,423	—	to	1.25%	2.77%	to	2.79%	(3.31)%	to	(1.84)%
2017	1,296,864	23.95	to	29.31	20,275,654	—	to	1.25%	4.67%	to	4.68%	7.26%	to	8.31%
2016	1,578,733	13.05	to	16.47	23,752,069	—	to	1.25%	2.58%	to	2.72%	0.94%	to	2.35%
2015	1,835,936	12.75	to	16.12	27,022,351	—	to	1.25%	2.49%	to	2.50%	(0.91)%	to	0.35%
2014	2,367,802	15.11	to	16.06	35,196,942	—	to	1.25%	3.55%	to	3.77%	3.00%	to	4.30%
PIMCO Emerging Markets Bond Fund
2018	28,387	15.85	to	16.81	461,465	0.35%	to	1.25%	3.88%	to	3.90%	(5.73)%	to	(4.87)%
2017	32,500	16.66	to	17.83	555,567	0.35%	to	1.25%	3.95%	to	4.80%	8.83%	to	9.81%
2016	42,875	15.62	to	16.39	683,232	0.50%	to	1.25%	5.26%	to	5.27%	13.06%	to	13.91%
2015	63,102	13.71	to	14.49	880,342	0.50%	to	1.25%	4.71%	to	4.74%	(4.33)%	to	(3.65)%
2014	70,126	14.23	to	15.15	1,022,783	0.50%	to	1.25%	4.74%	to	4.75%	(0.63)%	to	0.12%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
PIMCO Real Return Fund
2018	861,558	$12.61	to	$14.00	$12,071,595	—	to	1.25%	2.25%	to	2.41%	(3.58)%	to	(2.21)%
2017	996,867	28.34	to	27.41	14,403,656	—	to	1.25%	4.47%	to	4.50%	5.89%	to	7.17%
2016	1,114,105	12.44	to	14.93	15,592,061	—	to	1.25%	0.69%	to	0.82%	3.33%	to	4.78%
2015	622,424	11.87	to	14.27	18,407,165	—	to	1.25%	0.62%	to	0.63%	(4.33)%	to	(3.13)%
2014	1,581,966	14.37	to	14.73	21,584,638	—	to	1.25%	3.30%	to	3.35%	1.71%	to	3.01%
Pioneer Fund
2018	39,014	17.28	to	19.70	740,591	0.50%	to	1.25%	0.94%	to	0.99%	(2.97)%	to	(2.24)%
2017	42,682	17.67	to	20.31	830,128	0.50%	to	1.25%	0.95%	to	0.96%	20.03%	to	20.93%
2016	39,349	14.61	to	16.92	636,083	0.50%	to	1.25%	1.08%	to	1.10%	8.24%	to	9.05%
2015	37,782	13.40	to	15.63	562,185	0.50%	to	1.25%	0.83%	to	0.85%	(1.64)%	to	(0.95)%
2014	40,449	13.53	to	15.89	606,703	0.50%	to	1.25%	0.94%	to	0.95%	9.46%	to	10.33%
Pioneer High Yield Fund
2018	59,900	16.63	to	17.37	1,027,426	0.35%	to	1.25%	4.95%	to	4.99%	(4.52)%	to	(3.65)%
2017	64,626	17.26	to	18.19	1,137,350	0.35%	to	1.25%	4.61%	to	4.71%	6.37%	to	7.33%
2016	112,342	16.08	to	17.10	1,847,089	0.35%	to	1.25%	5.15%	to	5.15%	12.76%	to	13.78%
2015	135,969	14.13	to	15.17	1,967,083	0.35%	to	1.25%	4.80%	to	4.95%	(6.08)%	to	(5.20)%
2014	135,096	14.91	to	16.15	2,092,001	0.35%	to	1.25%	4.29%	to	4.34%	(1.40)%	to	(0.50)%
Pioneer Strategic Income Fund
2018	290,439	10.29	to	16.35	5,024,189	—	to	1.25%	3.07%	to	3.09%	(4.90)%	to	(3.14)%
2017	292,694	10.82	to	16.88	5,189,038	—	to	1.25%	3.16%	to	3.21%	1.88%	to	3.91%
2016	258,891	16.25	to	17.33	4,366,676	—	to	1.25%	3.41%	to	3.42%	6.31%	to	7.65%
2015	218,605	15.29	to	16.10	3,428,373	—	to	1.25%	3.48%	to	3.49%	(2.71)%	to	(1.44)%
2014	214,453	15.71	to	16.33	3,423,652	—	to	1.25%	3.90%	to	3.93%	3.34%	to	4.64%
Pioneer Mid Cap Value Fund
2018	60,711	15.49	to	15.36	832,030	0.35%	to	1.25%	0.75%	to	0.83%	(20.51)%	to	(19.79)%
2017	71,468	19.31	to	19.32	1,232,474	0.35%	to	1.25%	0.34%	to	0.38%	11.46%	to	12.46%
2016	72,372	17.17	to	17.33	1,118,232	0.35%	to	1.25%	0.35%	to	0.48%	14.66%	to	15.70%
2015	85,148	14.84	to	15.12	1,132,879	0.35%	to	1.25%	0.31%	to	0.36%	(7.59)%	to	(6.72)%
2014	92,840	15.91	to	16.36	1,357,830	0.35%	to	1.25%	0.36%	to	0.41%	13.29%	to	14.33%
Pioneer Select Mid Cap Growth Fund
2018	25,865	24.11	to	25.87	638,121	0.50%	to	1.25%	—	to	—	(7.42)%	to	(6.72)%
2017	27,626	28.09	to	26.05	736,420	0.35%	to	1.25%	—	to	—	28.17%	to	29.33%
2016	30,138	20.32	to	21.48	628,370	0.50%	to	1.25%	—	to	—	2.20%	to	2.97%
2015	28,559	19.89	to	21.06	581,090	0.35%	to	1.25%	—	to	—	0.13%	to	1.01%
2014	14,150	19.86	to	20.85	288,521	0.35%	to	1.25%	—	to	—	7.71%	to	8.64%
PIMCO Total Return ESG Fund
2018	13,552	11.12	to	10.74	149,112	0.75%	to	1.25%	1.93%	to	2.31%	(2.26)%	to	(1.18)%
2017	13,030	11.25	to	10.99	146,194	0.85%	to	1.25%	1.77%	to	1.79%	2.91%	to	3.32%
2016	20,958	10.68	to	11.00	228,073	0.65%	to	1.25%	2.62%	to	2.66%	1.43%	to	2.04%
2015	17,784	10.53	to	10.78	189,696	0.65%	to	1.25%	2.80%	to	2.91%	(1.06)%	to	(0.54)%
2014	14,746	10.64	to	10.84	158,600	0.65%	to	1.25%	4.96%	to	5.41%	2.95%	to	3.60%
Putnam Equity Income Fund
2018	41,080	19.84	to	21.60	788,010	—	to	1.25%	1.49%	to	1.58%	(9.49)%	to	(8.34)%
2017	40,528	21.64	to	23.87	858,540	—	to	1.25%	1.66%	to	1.72%	17.22%	to	18.69%
2016	38,050	18.24	to	20.36	690,419	—	to	1.25%	1.54%	to	1.54%	12.15%	to	13.55%
2015	36,594	16.06	to	18.15	589,522	—	to	1.25%	1.33%	to	1.37%	(4.40)%	to	(3.19)%
2014	28,610	16.59	to	18.99	481,643	—	to	1.25%	1.51%	to	1.55%	11.04%	to	12.46%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam High Yield Fund
2018	66,381	$18.41	to	$17.68	$1,161,571	—	to	1.25%	4.87%	to	4.99%	(4.95)%	to	(3.75)%
2017	78,086	19.13	to	18.60	1,423,137	—	to	1.25%	5.14%	to	5.17%	5.43%	to	6.75%
2016	74,203	17.64	to	17.92	1,294,660	—	to	1.25%	5.69%	to	5.73%	13.98%	to	15.41%
2015	80,456	15.48	to	15.53	1,203,725	—	to	1.25%	5.45%	to	5.48%	(6.60)%	to	(5.45)%
2014	84,044	16.42	to	16.57	1,337,853	—	to	1.25%	5.19%	to	5.20%	0.66%	to	1.96%
Putnam International Equity Fund
2018	17,019	17.53	to	17.53	298,391	0.35%	to	0.35%	1.61%	to	1.61%	(19.64)%	to	(19.64)%
2017	20,174	21.82	to	13.15	440,134	0.35%	to	1.25%	0.01%	to	0.35%	24.91%	to	26.03%
2016	23,326	10.52	to	17.31	398,660	0.35%	to	1.25%	2.72%	to	2.91%	(3.91)%	to	(3.04)%
2015	24,771	10.95	to	17.86	436,380	0.35%	to	1.25%	2.44%	to	2.63%	(1.14)%	to	(0.25)%
2014	26,440	11.08	to	17.90	467,866	0.35%	to	1.25%	—	to	—	(8.00)%	to	(7.13)%
Putnam Sustainable Leaders Fund+
2018	38	20.48	to	20.48	774	0.75%	to	0.75%	0.02%	to	0.02%	(1.64)%	to	(1.64)%
2017	218	20.82	to	23.24	4,856	0.75%	to	1.25%	—	to	0.40%	27.45%	to	28.09%
2016	304	16.25	to	19.02	5,124	0.75%	to	0.85%	—	to	—	6.74%	to	6.84%
2015	549	15.21	to	17.15	8,784	0.75%	to	1.25%	0.47%	to	0.50%	(1.67)%	to	(1.15)%
2014	559	15.39	to	17.44	8,973	0.75%	to	1.25%	0.28%	to	0.29%	11.91%	to	12.50%
Putnam International Capital Opportunities Fund
2018	19,383	10.55	to	9.13	185,318	—	to	1.25%	—	to	—	(17.57)%	to	(16.52)%
2017	19,530	12.64	to	11.07	227,513	—	to	1.25%	2.20%	to	3.01%	32.87%	to	34.53%
2016	23,841	8.33	to	9.40	207,809	—	to	1.25%	2.09%	to	2.29%	(4.09)%	to	(2.88)%
2015	26,468	8.69	to	9.68	239,240	—	to	1.25%	1.35%	to	1.42%	1.03%	to	2.29%
2014	103,676	8.60	to	9.46	1,002,370	—	to	1.25%	1.87%	to	1.91%	(14.49)%	to	(13.44)%
Putnam Small Cap Growth Fund
2018	5,511	20.34	to	18.71	105,809	0.35%	to	1.25%	—	to	—	(3.69)%	to	(2.81)%
2017	8,657	20.93	to	19.43	162,857	0.35%	to	1.25%	—	to	—	18.70%	to	19.77%
2016	15,288	16.37	to	17.47	262,870	0.35%	to	1.25%	—	to	0.01%	7.16%	to	8.13%
2015	12,066	15.27	to	16.16	183,567	0.35%	to	1.25%	—	to	—	(4.00)%	to	(3.18)%
2014	12,788	15.91	to	16.69	199,120	0.35%	to	1.25%	—	to	—	0.72%	to	1.63%
Royce Total Return Fund
2018	75,024	8.84	to	8.79	661,717	0.35%	to	1.25%	0.60%	to	0.60%	(78.18)%	to	(76.12)%
2017	18,819	40.53	to	36.79	723,484	0.15%	to	1.25%	—	to	0.38%	11.90%	to	13.13%
2016	18,009	32.88	to	35.83	615,270	0.35%	to	1.25%	1.32%	to	1.34%	24.97%	to	23.86%
2015	20,139	26.54	to	28.61	554,318	0.15%	to	1.25%	—	to	0.59%	(8.69)%	to	(7.67)%
2014	21,139	29.07	to	30.99	637,174	0.15%	to	1.25%	1.17%	to	1.87%	(0.24)%	to	1.81%
Royce Smaller-Companies Growth Fund
2018	25,179	22.93	to	19.37	527,307	—	to	1.25%	—	to	—	(11.35)%	to	(10.22)%
2017	25,813	25.54	to	21.85	609,687	—	to	1.25%	—	to	—	16.35%	to	17.81%
2016	26,790	18.78	to	21.68	519,768	—	to	1.25%	—	to	—	8.02%	to	9.37%
2015	28,329	17.39	to	19.82	506,422	—	to	1.25%	—	to	—	(3.02)%	to	(1.84)%
2014	33,639	17.93	to	20.19	620,804	—	to	1.25%	—	to	—	2.60%	to	3.89%
Royce Small-Cap Value Fund
2018	19,748	9.14	to	9.17	180,605	0.75%	to	1.25%	0.02%	to	0.16%	(70.10)%	to	(67.75)%
2017	8,602	30.67	to	28.33	249,428	0.35%	to	1.25%	—	to	0.10%	3.42%	to	4.35%
2016	11,327	27.39	to	29.39	317,572	0.35%	to	1.25%	—	to	0.17%	19.03%	to	20.11%
2015	27,278	23.01	to	25.06	657,093	—	to	1.25%	0.44%	to	0.45%	(12.81)%	to	(11.70)%
2014	23,301	26.39	to	28.38	638,873	—	to	1.25%	—	to	—	(1.55)%	to	(0.33)%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Columbia Large Cap Value Fund+
2018	7,642	$15.42	to	$14.13	$114,907	0.50%	to	1.25%	1.45%	to	1.58%	(12.02)%	to	(11.35)%
2017	7,898	17.39	to	16.06	133,732	0.50%	to	1.25%	1.37%	to	1.37%	15.43%	to	16.29%
2016	7,668	13.91	to	14.96	111,410	0.50%	to	1.25%	1.70%	to	1.74%	13.49%	to	14.34%
2015	8,341	12.26	to	13.08	105,756	0.50%	to	1.25%	2.16%	to	2.25%	(3.25)%	to	(2.53)%
2014	10,991	12.67	to	13.42	141,719	0.50%	to	1.25%	1.35%	to	1.41%	10.44%	to	11.24%
Columbia Small/Mid Cap Value Fund
2018	19,300	14.38	to	13.18	260,623	0.50%	to	1.25%	0.44%	to	0.51%	(17.55)%	to	(16.92)%
2017	17,137	17.31	to	15.99	277,274	0.50%	to	1.25%	0.13%	to	0.15%	11.58%	to	12.41%
2016	18,082	14.33	to	15.40	262,273	0.50%	to	1.25%	0.44%	to	0.48%	16.17%	to	17.04%
2015	22,937	12.33	to	13.16	285,167	0.50%	to	1.25%	—	to	—	(7.26)%	to	(6.53)%
2014	23,348	13.30	to	14.08	314,232	0.50%	to	1.25%	0.08%	to	0.10%	5.38%	to	6.21%
RidgeWorth Ceredex Small Cap Value Equity Fund
2018	27,317	38.02	to	35.32	1,004,391	0.50%	to	1.25%	1.18%	to	1.29%	(13.79)%	to	(13.14)%
2017	34,077	45.75	to	40.97	1,453,388	—	to	1.25%	1.21%	to	1.29%	8.69%	to	10.05%
2016	38,435	37.70	to	41.57	1,502,914	—	to	1.25%	0.81%	to	0.82%	27.18%	to	28.77%
2015	36,949	29.64	to	32.28	1,129,835	—	to	1.25%	1.00%	to	1.01%	(7.37)%	to	(6.19)%
2014	45,437	32.00	to	34.41	1,497,697	—	to	1.25%	0.59%	to	0.59%	0.56%	to	1.82%
RidgeWorth Ceredex Mid-Cap Value Equity Fund
2018	25,817	42.14	to	39.15	1,054,317	0.50%	to	1.25%	0.67%	to	0.74%	(9.23)%	to	(8.54)%
2017	30,701	46.07	to	43.13	1,370,202	0.50%	to	1.25%	0.47%	to	0.63%	9.85%	to	10.68%
2016	30,543	39.26	to	41.63	1,239,315	0.50%	to	1.25%	0.97%	to	1.13%	18.34%	to	19.23%
2015	31,002	33.17	to	34.92	1,058,135	0.50%	to	1.25%	0.84%	to	0.84%	(7.44)%	to	(6.74)%
2014	28,797	35.84	to	37.44	1,058,159	0.50%	to	1.25%	0.38%	to	0.58%	9.33%	to	10.15%
RidgeWorth Seix Total Return Bond Fund
2018	11,184	11.94	to	12.15	134,687	0.65%	to	0.85%	1.87%	to	1.87%	(1.33)%	to	(1.13)%
2017	10,874	12.78	to	11.73	132,571	0.15%	to	1.25%	—	to	0.22%	1.16%	to	2.27%
2016	11,823	11.59	to	12.08	141,762	0.65%	to	1.25%	1.68%	to	1.72%	1.52%	to	2.13%
2015	14,169	11.42	to	12.18	166,489	0.15%	to	1.25%	1.43%	to	1.74%	(1.30)%	to	(0.26)%
2014	62,789	11.57	to	12.21	760,043	0.15%	to	1.25%	2.16%	to	2.18%	4.84%	to	5.97%
RidgeWorth Ceredex Large Cap Value Equity Fund
2018	6,520	17.74	to	16.72	115,606	0.50%	to	1.25%	0.07%	to	1.58%	(11.75)%	to	(11.08)%
2017	9,111	19.95	to	18.95	179,080	0.50%	to	1.25%	0.79%	to	1.67%	14.46%	to	15.32%
2016	15,661	16.55	to	17.30	270,003	0.50%	to	1.25%	1.48%	to	1.62%	13.76%	to	14.62%
2015	5,678	14.55	to	15.09	85,472	0.50%	to	1.25%	1.24%	to	1.48%	(6.12)%	to	(5.42)%
2014	4,639	15.50	to	15.96	73,935	0.50%	to	1.25%	1.24%	to	1.47%	9.42%	to	10.24%
DWS Real Estate Securities Fund+
2018	869	18.14	to	18.14	15,769	0.85%	to	0.85%	2.09%	to	2.09%	(4.31)%	to	(4.31)%
2017	869	18.96	to	18.96	16,480	0.85%	to	0.85%	1.70%	to	1.70%	5.22%	to	5.22%
2016	869	18.02	to	18.02	15,662	0.85%	to	0.85%	2.40%	to	2.40%	5.85%	to	5.85%
2015	1,663	17.02	to	17.02	28,307	0.85%	to	0.85%	1.85%	to	1.85%	1.69%	to	1.69%
2014	1,574	16.74	to	16.74	26,341	0.85%	to	0.85%	1.87%	to	1.87%	30.25%	to	30.25%
DWS Equity Dividend Fund+
2018	11,754	14.00	to	14.74	166,487	0.35%	to	1.25%	1.68%	to	1.82%	(4.43)%	to	(3.57)%
2017	14,669	14.52	to	15.42	216,014	0.35%	to	1.25%	1.72%	to	1.72%	17.77%	to	18.83%
2016	15,513	12.22	to	13.09	192,920	0.35%	to	1.25%	1.90%	to	1.91%	17.70%	to	18.76%
2015	18,543	10.29	to	11.12	193,407	0.35%	to	1.25%	2.10%	to	2.11%	(8.30)%	to	(7.51)%
2014	26,344	11.12	to	12.13	298,166	0.35%	to	1.25%	1.72%	to	1.76%	8.32%	to	9.31%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
DWS Capital Growth Fund+
2018	164	$34.87	to	$34.87	$5,726	1.25%	to	1.25%	—	to	—	(3.38)%	to	(3.38)%
2017	52	36.74	to	36.09	1,867	1.05%	to	1.25%	0.00%	to	0.47%	24.38%	to	24.63%
2016	192	29.48	to	29.48	5,672	1.05%	to	1.05%	0.25%	to	0.25%	2.57%	to	2.57%
2015	79	28.35	to	28.35	2,235	1.25%	to	1.25%	0.42%	to	0.42%	6.73%	to	6.73%
2014	9	26.56	to	26.56	251	1.25%	to	1.25%	0.95%	to	0.95%	0.60%	to	0.60%
DWS Enhanced Emerging Markets Fixed Income+
2018	1,541	14.67	to	14.96	23,000	1.05%	to	1.25%	2.00%	to	3.91%	(7.69)%	to	(7.51)%
2017	2,613	16.98	to	15.89	41,864	0.50%	to	1.25%	2.62%	to	3.61%	7.60%	to	8.41%
2016	2,436	14.77	to	15.66	36,341	0.50%	to	1.25%	4.50%	to	4.76%	7.80%	to	8.61%
2015	2,152	13.70	to	14.42	29,559	0.50%	to	1.25%	1.17%	to	4.51%	(8.11)%	to	(2.63)%
2014	2,542	14.91	to	15.35	38,151	0.75%	to	1.25%	3.52%	to	3.60%	(3.20)%	to	(2.68)%
SSgA S&P 500 Index Fund
2018	71,150	26.55	to	22.44	1,754,402	—	to	1.25%	2.13%	to	2.16%	(5.81)%	to	(4.62)%
2017	68,755	27.84	to	23.83	1,802,515	—	to	1.25%	1.85%	to	2.19%	20.17%	to	21.68%
2016	87,026	19.83	to	32.62	1,888,109	—	to	1.25%	1.40%	to	1.41%	2.84%	to	10.38%
2015	84,924	17.96	to	31.72	1,658,134	—	to	1.25%	1.62%	to	1.95%	(2.73)%	to	0.02%
2014	86,015	17.96	to	32.61	1,659,809	—	to	1.25%	1.85%	to	1.93%	10.21%	to	12.11%
DWS Core Equity VIP+
2018	2,805	22.11	to	22.11	62,022	0.70%	to	0.70%	1.93%	to	1.93%	(6.35)%	to	(6.35)%
2017	3,758	23.61	to	23.61	88,730	0.70%	to	0.70%	1.23%	to	1.23%	20.18%	to	20.18%
2016	4,440	19.65	to	19.65	87,230	0.70%	to	0.70%	1.09%	to	1.09%	9.71%	to	9.71%
2015	11,428	17.91	to	17.91	204,647	0.70%	to	0.70%	0.84%	to	0.84%	4.54%	to	4.54%
2014	12,565	17.13	to	17.13	215,292	0.70%	to	0.70%	—	to	—	11.04%	to	11.04%
DWS Global Growth Fund+
2018	10,527	10.83	to	12.18	119,208	0.50%	to	1.25%	0.67%	to	0.81%	(18.15)%	to	(17.53)%
2017	10,451	13.13	to	14.89	143,447	0.50%	to	1.25%	0.05%	to	0.22%	23.56%	to	24.48%
2016	11,650	10.54	to	12.05	128,314	0.50%	to	1.25%	—	to	—	(1.20)%	to	(0.46)%
2015	11,490	10.59	to	12.20	127,154	0.50%	to	1.25%	—	to	—	(3.14)%	to	(2.36)%
2014	11,342	10.85	to	12.59	127,647	0.50%	to	1.25%	0.62%	to	0.69%	(3.08)%	to	(2.39)%
Select Overseas Fund
2018	1,403	9.27	to	9.19	12,999	1.05%	to	1.25%	0.02%	to	1.37%	(17.68)%	to	(16.91)%
2017	7,400	11.16	to	11.16	82,583	1.25%	to	1.25%	1.84%	to	1.84%	25.10%	to	25.10%
2016	6,863	8.92	to	8.92	61,229	1.25%	to	1.25%	2.02%	to	2.02%	0.91%	to	0.91%
MassMutual Select Total Return Bond Fund
2018	24,142	9.52	to	10.06	250,561	—	to	1.25%	2.70%	to	4.30%	(2.86)%	to	(1.57)%
2017	25,452	9.80	to	10.22	266,657	—	to	1.25%	2.41%	to	2.70%	0.72%	to	1.73%
2016	24,085	10.05	to	10.25	246,653	0.50%	to	1.25%	2.22%	to	2.50%	1.26%	to	2.02%
MassMutual Blue Chip Growth Fund+
2018	595	16.72	to	16.72	9,948	0.50%	to	0.50%	—	to	—	7.13%	to	7.13%
Select T. Rowe Price/Frontier MC Gr II Fund
2018	8,210	14.23	to	14.42	118,161	0.75%	to	1.05%	—	to	—	(4.59)%	to	(4.30)%
2017	4,093	15.07	to	14.80	60,815	0.75%	to	1.25%	—	to	—	22.64%	to	23.26%
2016	797	12.07	to	12.13	9,657	1.05%	to	1.25%	—	to	—	4.36%	to	4.57%
Select Western Strategic Bond Fund
2018	21,075	9.88	to	10.35	213,484	—	to	1.25%	—	to	2.41%	(4.45)%	to	0.06%
2017	19,674	10.34	to	10.79	207,288	—	to	1.05%	1.81%	to	2.51%	2.99%	to	4.01%
2016	14,354	10.04	to	10.04	144,112	—	to	—	2.56%	to	2.56%	1.93%	to	1.93%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
ClearBridge Appreciation Fund
2018	25,688	$20.34	to	$18.95	$507,243	0.35%	to	1.25%	1.00%	to	1.11%	(3.40)%	to	(2.52)%
2017	22,338	20.87	to	19.61	453,599	0.35%	to	1.25%	0.80%	to	1.12%	18.03%	to	19.10%
2016	22,317	16.62	to	17.37	381,144	0.50%	to	1.25%	0.53%	to	1.00%	7.72%	to	8.53%
2015	19,210	15.43	to	16.12	304,323	0.35%	to	1.25%	—	to	1.22%	0.17%	to	1.06%
2014	14,518	15.40	to	15.95	228,360	0.35%	to	1.25%	—	to	—	9.37%	to	10.36%
ClearBridge Aggressive Growth Fund
2018	1,468	18.94	to	19.53	27,337	0.75%	to	1.25%	0.21%	to	0.22%	(9.12)%	to	(8.66)%
2017	3,548	20.26	to	21.49	70,595	0.35%	to	1.25%	—	to	0.26%	12.86%	to	13.88%
2016	4,439	17.83	to	19.04	78,033	0.50%	to	1.25%	0.29%	to	0.98%	4.40%	to	5.18%
2015	9,296	16.89	to	18.24	153,311	0.35%	to	1.25%	—	to	—	(5.61)%	to	(4.76)%
2014	14,719	16.83	to	19.32	257,952	0.35%	to	1.25%	—	to	—	13.15%	to	14.14%
ClearBridge All Cap Value Fund
2018	1,981	14.13	to	15.78	30,551	0.50%	to	1.25%	0.75%	to	0.76%	(15.76)%	to	(15.12)%
2017	1,446	16.64	to	18.74	27,082	0.50%	to	1.25%	0.75%	to	0.78%	15.67%	to	16.54%
2016	1,339	14.28	to	16.20	21,674	0.50%	to	1.25%	0.02%	to	1.02%	16.24%	to	17.11%
2015	1,973	12.20	to	13.93	26,449	0.50%	to	1.25%	1.13%	to	1.18%	(6.79)%	to	(6.12)%
2014	1,958	12.99	to	14.95	28,135	0.50%	to	1.25%	2.68%	to	2.91%	6.56%	to	7.41%
ClearBridge Mid Cap Fund
2018	25,788	35.75	to	32.73	907,012	0.35%	to	1.25%	0.17%	to	0.19%	(14.00)%	to	(13.22)%
2017	28,891	41.20	to	38.05	1,175,466	0.35%	to	1.25%	0.01%	to	0.02%	11.32%	to	12.32%
2016	25,961	34.18	to	36.68	937,351	0.35%	to	1.25%	0.16%	to	0.17%	7.06%	to	8.02%
2015	14,307	31.93	to	33.61	474,531	0.50%	to	1.25%	—	to	—	0.98%	to	1.75%
2014	17,819	31.62	to	33.03	584,124	0.50%	to	1.25%	—	to	—	6.47%	to	7.28%
ClearBridge Small Cap Growth Fund
2018	35,371	19.71	to	26.34	833,326	0.35%	to	1.25%	—	to	—	2.86%	to	3.80%
2017	38,588	18.99	to	25.60	881,118	0.35%	to	1.25%	—	to	—	23.41%	to	24.52%
2016	37,461	15.25	to	20.75	690,764	0.35%	to	1.25%	—	to	—	4.45%	to	5.39%
2015	34,767	14.47	to	19.86	610,536	0.35%	to	1.25%	—	to	—	(6.03)%	to	(5.16)%
2014	35,267	15.26	to	21.14	655,846	0.35%	to	1.25%	—	to	—	2.01%	to	2.90%
Thornburg International Value Fund
2018	192,663	10.88	to	12.85	2,662,323	—	to	1.25%	0.87%	to	0.89%	(21.22)%	to	(20.22)%
2017	190,186	13.64	to	16.31	3,067,493	—	to	1.25%	—	to	0.62%	23.24%	to	24.78%
2016	233,356	18.99	to	20.94	2,966,546	—	to	1.25%	1.67%	to	1.74%	(3.93)%	to	(2.73)%
2015	243,464	19.76	to	21.52	3,205,278	—	to	1.25%	0.82%	to	0.84%	5.01%	to	6.28%
2014	312,214	18.82	to	20.25	3,933,531	—	to	1.25%	0.96%	to	0.97%	(7.04)%	to	(5.88)%
Thornburg Value Fund
2018	57,440	16.44	to	18.82	1,470,025	—	to	1.25%	0.22%	to	0.28%	(10.85)%	to	(9.72)%
2017	64,484	18.22	to	21.11	1,756,964	—	to	1.25%	—	to	0.54%	21.83%	to	23.35%
2016	68,110	30.76	to	33.00	1,458,855	0.35%	to	1.25%	0.46%	to	0.52%	5.42%	to	6.37%
2015	66,267	29.17	to	31.02	1,355,056	0.35%	to	1.25%	—	to	—	2.26%	to	3.20%
2014	69,674	28.53	to	30.06	1,353,387	0.35%	to	1.25%	0.55%	to	0.57%	10.22%	to	11.21%
Thornburg Core Growth Fund
2018	35,787	16.15	to	19.10	703,606	0.35%	to	1.25%	—	to	—	(3.94)%	to	(3.06)%
2017	36,684	16.66	to	19.89	739,407	0.35%	to	1.25%	—	to	—	22.26%	to	23.36%
2016	40,722	29.60	to	31.76	670,145	0.35%	to	1.25%	—	to	—	(3.55)%	to	(2.68)%
2015	51,978	30.69	to	32.64	899,194	0.35%	to	1.25%	—	to	—	1.50%	to	2.40%
2014	67,310	30.24	to	31.87	1,105,782	0.35%	to	1.25%	—	to	—	(1.14)%	to	(0.23)%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Timothy Plan Large/Mid Cap Value Fund
2018	8,434	$22.89	to	$20.49	$178,134	—	to	1.25%	0.20%	to	0.30%	(10.04)%	to	(8.90)%
2017	7,050	25.12	to	22.78	165,136	—	to	1.25%	0.15%	to	0.16%	16.05%	to	17.51%
2016	13,227	19.63	to	21.38	269,592	—	to	1.25%	—	to	—	7.17%	to	8.52%
2015	11,954	18.32	to	19.70	224,711	—	to	1.25%	—	to	—	(3.30)%	to	(2.07)%
2014	11,504	18.94	to	20.12	222,965	—	to	1.25%	—	to	—	9.67%	to	11.05%
T. Rowe Price Growth Stock Fund, Inc.
2018	266,819	53.78	to	21.68	6,155,694	—	to	1.25%	—	to	—	(9.25)%	to	(2.77)%
2017	338,330	59.26	to	22.30	7,932,181	—	to	1.25%	—	to	—	16.81%	to	31.33%
2016	419,429	16.98	to	50.73	7,409,846	—	to	1.25%	—	to	—	(1.30)%	to	(0.36)%
2015	383,646	17.04	to	51.40	6,778,840	—	to	1.25%	—	to	—	2.47%	to	8.95%
2014	410,260	15.64	to	50.16	6,629,211	—	to	1.25%	—	to	—	(4.69)%	to	6.92%
T. Rowe Price Equity Income Fund
2018	83,530	17.23	to	13.87	1,224,605	0.15%	to	1.25%	1.60%	to	1.62%	(10.97)%	to	0.51%
2017	82,063	17.14	to	15.58	1,327,212	0.35%	to	1.25%	1.26%	to	1.46%	14.09%	to	15.12%
2016	96,677	13.65	to	31.35	1,401,191	—	to	1.25%	1.77%	to	1.88%	10.58%	to	17.16%
2015	110,158	11.65	to	28.35	1,352,843	—	to	1.25%	1.50%	to	1.53%	(13.22)%	to	(8.32)%
2014	130,666	12.71	to	32.67	1,749,382	—	to	1.25%	1.44%	to	1.46%	(5.11)%	to	5.58%
T. Rowe Price Retirement 2010 Fund
2018	69,065	15.59	to	13.64	1,006,301	—	to	1.25%	1.71%	to	1.74%	(5.29)%	to	(4.09)%
2017	71,104	16.25	to	14.40	1,084,602	—	to	1.25%	0.83%	to	1.80%	9.69%	to	11.07%
2016	101,616	13.13	to	14.63	1,385,182	—	to	1.25%	1.51%	to	1.52%	5.26%	to	6.58%
2015	109,595	12.47	to	13.73	1,416,298	—	to	1.25%	1.22%	to	1.52%	(2.47)%	to	(1.23)%
2014	131,425	12.79	to	13.90	1,725,842	—	to	1.25%	1.60%	to	1.63%	3.13%	to	4.43%
T. Rowe Price Retirement 2020 Fund
2018	709,408	16.78	to	14.69	11,061,079	—	to	1.25%	1.42%	to	1.43%	(6.61)%	to	(5.43)%
2017	673,649	17.75	to	15.73	11,181,063	—	to	1.25%	0.89%	to	1.32%	13.75%	to	15.18%
2016	741,534	13.83	to	15.41	10,771,505	—	to	1.25%	1.36%	to	1.40%	5.58%	to	6.90%
2015	721,797	13.10	to	14.41	9,874,538	—	to	1.25%	0.83%	to	1.52%	(2.13)%	to	(0.88)%
2014	716,810	13.38	to	14.54	9,912,352	—	to	1.25%	1.12%	to	1.34%	3.85%	to	5.12%
T. Rowe Price Retirement 2030 Fund
2018	789,352	17.63	to	15.43	12,947,880	—	to	1.25%	1.09%	to	1.20%	(7.91)%	to	(6.74)%
2017	727,171	18.90	to	16.75	12,866,488	—	to	1.25%	1.03%	to	1.03%	17.37%	to	18.84%
2016	687,905	14.27	to	15.91	10,265,894	—	to	1.25%	1.19%	to	1.24%	5.82%	to	7.15%
2015	604,603	13.49	to	14.85	8,485,704	—	to	1.25%	0.97%	to	1.25%	(1.76)%	to	(0.50)%
2014	597,944	13.73	to	14.92	8,465,391	—	to	1.25%	1.03%	to	1.11%	4.24%	to	5.53%
T. Rowe Price Retirement 2040 Fund
2018	430,921	18.17	to	15.90	7,264,231	—	to	1.25%	0.89%	to	0.91%	(8.89)%	to	(7.74)%
2017	398,556	19.69	to	17.45	7,316,835	—	to	1.25%	0.59%	to	0.87%	19.86%	to	21.37%
2016	374,849	14.56	to	16.23	5,685,127	—	to	1.25%	0.91%	to	1.07%	5.60%	to	6.39%
2015	353,591	13.76	to	15.15	5,035,628	—	to	1.25%	0.70%	to	1.19%	(1.61)%	to	(0.34)%
2014	324,978	13.99	to	15.20	4,658,650	—	to	1.25%	0.79%	to	0.91%	4.37%	to	5.64%
T. Rowe Price Retirement 2050 Fund
2018	198,308	18.18	to	15.91	3,320,040	—	to	1.25%	0.79%	to	0.96%	(9.12)%	to	(7.97)%
2017	192,835	19.75	to	17.50	3,520,437	—	to	1.25%	0.68%	to	0.94%	20.21%	to	21.72%
2016	177,111	14.56	to	16.23	2,673,322	—	to	1.25%	1.03%	to	1.43%	5.86%	to	7.19%
2015	154,336	13.76	to	15.14	2,186,835	—	to	1.25%	0.96%	to	1.74%	(1.54)%	to	(0.27)%
2014	143,622	13.97	to	15.18	2,052,205	—	to	1.25%	0.82%	to	1.07%	4.30%	to	5.64%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
T. Rowe Price Retirement Balanced Fund
2018	58,198	$14.98	to	$13.11	$805,122	—	to	1.25%	1.29%	to	1.33%	(4.98)%	to	(3.78)%
2017	31,360	15.57	to	13.80	443,981	—	to	1.25%	0.74%	to	0.85%	8.45%	to	9.81%
2016	47,698	12.72	to	14.18	618,526	—	to	1.25%	1.10%	to	1.24%	4.64%	to	5.95%
2015	40,620	12.16	to	13.38	509,845	—	to	1.25%	1.11%	to	1.25%	(2.43)%	to	(1.26)%
2014	37,374	12.46	to	13.55	477,291	—	to	1.25%	1.04%	to	1.09%	2.09%	to	3.42%
UBS Global Allocation Fund
2018	340	11.78	to	12.80	4,047	0.50%	to	1.25%	—	to	—	(8.88)%	to	(8.19)%
2017	284	12.83	to	14.05	3,758	0.50%	to	1.25%	0.98%	to	1.19%	15.21%	to	16.07%
2016	492	11.05	to	12.20	5,659	0.50%	to	1.25%	2.38%	to	3.38%	0.13%	to	0.89%
2015	270	10.95	to	12.18	2,995	0.50%	to	1.25%	2.47%	to	2.74%	(3.17)%	to	(2.45)%
2014	213	11.23	to	12.58	2,436	0.50%	to	1.25%	—	to	—	4.83%	to	5.63%
UBS US Allocation Fund
2018	580	16.83	to	16.83	9,757	0.85%	to	0.85%	1.05%	to	1.05%	(8.68)%	to	(8.68)%
2017	557	18.42	to	17.59	10,254	0.85%	to	1.25%	—	to	0.54%	14.01%	to	14.47%
2016	556	15.43	to	15.43	8,582	1.25%	to	1.25%	1.49%	to	1.49%	4.92%	to	4.92%
2015	5	14.71	to	14.71	79	1.25%	to	1.25%	—	to	—	(2.20)%	to	(2.20)%
Vanguard Small-Cap Index Fund
2018	267,809	12.31	to	12.31	3,297,845	—	to	—	1.40%	to	1.40%	(9.31)%	to	(9.31)%
2017	317,171	13.58	to	13.58	4,306,819	—	to	—	1.43%	to	1.43%	16.24%	to	16.24%
2016	349,132	11.68	to	11.68	4,078,564	—	to	—	1.58%	to	1.58%	18.30%	to	18.30%
2015	486,129	9.87	to	9.87	4,800,347	—	to	—	1.44%	to	1.44%	(3.66)%	to	(3.66)%
2014	436,829	10.25	to	10.25	4,476,547	—	to	—	6.98%	to	6.98%	6.20%	to	6.20%
Vanguard Mid-Cap Index Fund
2018	168,540	12.37	to	12.37	2,084,480	—	to	—	1.55%	to	1.55%	(9.23)%	to	(9.23)%
2017	201,214	13.63	to	13.63	2,741,648	—	to	—	1.43%	to	1.43%	19.25%	to	19.25%
2016	226,414	11.43	to	11.43	2,586,961	—	to	—	1.45%	to	1.45%	11.22%	to	11.22%
2015	324,755	10.27	to	10.27	3,336,193	—	to	—	1.51%	to	1.51%	(1.32)%	to	(1.32)%
2014	247,965	10.41	to	10.41	2,581,914	—	to	—	6.28%	to	6.28%	6.03%	to	6.03%
Vanguard Total Bond Market Index Fund
2018	99,020	10.90	to	10.90	1,079,328	—	to	—	2.78%	to	2.78%	(0.02)%	to	(0.02)%
2017	108,096	10.90	to	10.90	1,178,522	—	to	—	2.51%	to	2.51%	3.55%	to	3.55%
2016	125,737	10.53	to	10.53	1,323,802	—	to	—	2.43%	to	2.43%	2.59%	to	2.59%
2015	207,282	10.26	to	10.26	2,127,170	—	to	—	2.45%	to	2.45%	0.41%	to	0.41%
2014	160,851	10.22	to	10.22	1,643,829	—	to	—	9.71%	to	9.71%	0.49%	to	0.49%
Vanguard Total Stock Market Index Fund
2018	162,879	13.42	to	13.42	2,185,872	—	to	—	1.78%	to	1.78%	(5.17)%	to	(5.17)%
2017	201,571	14.15	to	14.15	2,852,647	—	to	—	1.84%	to	1.84%	21.17%	to	21.17%
2016	225,970	11.68	to	11.68	2,639,236	—	to	—	1.97%	to	1.97%	12.66%	to	12.66%
2015	370,194	10.37	to	10.37	3,837,698	—	to	—	2.03%	to	2.03%	0.36%	to	0.36%
2014	242,858	10.33	to	10.33	2,507,925	—	to	—	6.62%	to	6.62%	5.37%	to	5.37%
Victory Diversified Stock Fund
2018	29,282	14.51	to	20.26	605,284	—	to	1.25%	0.37%	to	0.37%	(23.79)%	to	(14.44)%
2017	29,771	25.52	to	23.68	697,678	—	to	1.25%	0.57%	to	0.58%	25.75%	to	27.32%
2016	30,808	18.42	to	18.83	583,040	—	to	1.25%	1.27%	to	1.28%	1.26%	to	2.45%
2015	46,256	18.19	to	18.38	814,434	—	to	1.25%	0.58%	to	0.60%	(11.87)%	to	(4.13)%
2014	77,357	19.17	to	19.90	1,457,875	—	to	1.25%	0.94%	to	0.94%	(5.41)%	to	8.77%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Victory Special Value Fund
2018	65,616	$19.14	to	$16.33	$1,041,397	—	to	1.25%	0.10%	to	0.13%	(14.41)%	to	(13.33)%
2017	71,870	22.08	to	19.08	1,341,913	—	to	1.25%	0.38%	to	0.39%	24.59%	to	26.15%
2016	80,035	15.31	to	22.05	1,183,326	—	to	1.25%	1.10%	to	1.14%	2.55%	to	2.70%
2015	87,044	14.93	to	21.47	1,265,202	—	to	1.25%	0.31%	to	0.32%	(4.72)%	to	(3.85)%
2014	106,290	15.67	to	22.33	1,601,012	—	to	1.25%	—	to	—	5.26%	to	6.59%
Victory Sycamore Small Company Opportunity Fund
2018	178,923	37.49	to	21.36	4,145,915	—	to	1.25%	0.24%	to	0.31%	(19.76)%	to	(9.69)%
2017	207,297	46.72	to	23.65	5,267,377	—	to	1.25%	0.43%	to	0.63%	5.94%	to	10.10%
2016	211,004	21.48	to	23.94	4,820,539	—	to	1.25%	0.30%	to	0.31%	28.05%	to	29.65%
2015	199,145	16.78	to	18.46	3,532,248	—	to	1.25%	0.12%	to	0.13%	(1.96)%	to	(0.73)%
2014	206,980	17.11	to	18.60	3,719,559	—	to	1.25%	—	to	—	5.10%	to	6.46%
Victory Sycamore Established Value Fund
2018	204,705	33.05	to	39.16	9,013,493	—	to	1.25%	0.94%	to	0.98%	(18.56)%	to	(11.35)%
2017	201,700	40.58	to	44.18	9,906,657	—	to	1.25%	0.64%	to	0.68%	12.22%	to	14.23%
2016	157,055	38.68	to	42.65	6,673,214	—	to	1.25%	0.58%	to	0.60%	19.16%	to	20.66%
2015	136,074	32.46	to	35.35	4,792,335	—	to	1.25%	0.85%	to	1.17%	(0.56)%	to	0.70%
2014	65,766	32.64	to	35.10	2,266,289	—	to	1.25%	1.01%	to	1.08%	10.50%	to	11.91%
Invesco Small Cap Discovery Fund
2018	76,661	19.88	to	20.05	1,461,569	—	to	1.25%	—	to	—	(6.53)%	to	(5.35)%
2017	89,885	21.01	to	21.45	1,838,849	—	to	1.25%	—	to	—	22.61%	to	24.15%
2016	99,178	16.92	to	17.49	1,641,421	—	to	1.25%	—	to	—	2.21%	to	3.50%
2015	117,396	16.23	to	17.11	1,889,192	0.15%	to	1.25%	—	to	—	(1.94)%	to	(0.83)%
2014	128,397	16.37	to	17.45	2,070,297	0.15%	to	1.25%	—	to	—	1.84%	to	6.78%
Invesco Comstock Fund
2018	222,271	26.20	to	21.15	4,706,112	—	to	1.25%	1.42%	to	1.46%	(13.33)%	to	(12.24)%
2017	224,281	29.86	to	24.41	5,683,338	—	to	1.25%	1.35%	to	1.49%	16.31%	to	17.77%
2016	254,273	20.98	to	23.67	5,622,931	—	to	1.25%	2.22%	to	2.23%	9.18%	to	16.37%
2015	286,161	18.03	to	21.68	5,547,333	—	to	1.25%	1.33%	to	1.33%	(15.05)%	to	(7.10)%
2014	278,238	19.41	to	25.52	6,078,480	—	to	1.25%	1.59%	to	1.64%	7.36%	to	7.78%
Invesco Equity and Income Fund
2018	655,677	9.12	to	22.73	13,233,277	—	to	1.25%	1.91%	to	1.96%	(16.79)%	to	(10.78)%
2017	725,739	10.96	to	25.48	16,868,501	—	to	1.25%	1.92%	to	1.93%	3.79%	to	9.51%
2016	820,244	23.26	to	28.02	17,239,276	—	to	1.25%	1.80%	to	1.80%	13.41%	to	14.83%
2015	910,071	20.51	to	24.40	17,157,629	—	to	1.25%	2.03%	to	3.18%	(3.56)%	to	(2.34)%
2014	941,602	21.27	to	24.98	18,157,463	—	to	1.25%	2.54%	to	2.61%	7.69%	to	9.05%
Invesco Growth and Income Fund
2018	121,598	15.96	to	17.97	2,047,819	0.50%	to	1.25%	1.44%	to	1.48%	(14.54)%	to	(13.90)%
2017	144,715	18.54	to	21.02	2,857,190	0.50%	to	1.25%	1.60%	to	1.69%	12.80%	to	13.64%
2016	177,681	16.31	to	18.64	3,119,062	0.50%	to	1.25%	1.78%	to	1.82%	18.33%	to	19.22%
2015	184,220	14.29	to	15.75	2,724,940	—	to	1.25%	1.51%	to	1.51%	(4.36)%	to	(3.15)%
2014	167,755	14.20	to	16.47	2,599,034	0.50%	to	1.25%	1.88%	to	1.91%	8.77%	to	9.57%
Invesco Mid Cap Growth Fund
2018	54,588	19.03	to	21.09	1,104,522	0.50%	to	1.25%	—	to	—	(6.98)%	to	(6.27)%
2017	62,227	20.31	to	22.67	1,321,160	0.50%	to	1.25%	—	to	—	20.70%	to	21.60%
2016	86,967	16.70	to	18.78	1,509,011	0.50%	to	1.25%	—	to	—	(0.78)%	to	(0.04)%
2015	86,340	16.71	to	18.93	1,514,194	0.50%	to	1.25%	—	to	—	(0.05)%	to	0.70%
2014	79,383	16.59	to	18.94	1,382,869	0.50%	to	1.25%	—	to	—	6.57%	to	7.43%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco Quality Income Fund
2018	57	$12.67	to	$13.00	$734	0.75%	to	1.25%	3.94%	to	3.94%	(1.40)%	to	(0.90)%
2017	41	13.47	to	12.85	531	0.50%	to	1.25%	1.53%	to	3.28%	0.71%	to	1.46%
2016	207	12.76	to	13.28	2,741	0.50%	to	1.25%	1.06%	to	3.27%	1.22%	to	1.98%
2015	34	12.74	to	13.02	436	0.50%	to	0.75%	0.20%	to	4.08%	(0.34)%	to	0.67%
2014	21	12.66	to	12.66	265	0.75%	to	0.75%	4.37%	to	4.37%	5.52%	to	5.52%
Invesco Small Cap Value Fund
2018	22,125	38.65	to	34.18	793,819	—	to	1.25%	—	to	—	(26.22)%	to	(25.29)%
2017	26,069	51.73	to	46.33	1,266,956	—	to	1.25%	—	to	—	16.82%	to	18.28%
2016	30,440	39.66	to	43.74	1,249,862	—	to	1.25%	0.06%	to	0.21%	16.81%	to	18.27%
2015	36,213	33.96	to	36.98	1,284,412	—	to	1.25%	0.04%	to	0.04%	(9.95)%	to	(8.83)%
2014	34,243	37.71	to	40.56	1,346,212	—	to	1.25%	—	to	—	5.81%	to	7.13%
Invesco American Value Fund
2018	2,468	34.37	to	36.10	86,329	0.75%	to	1.25%	0.24%	to	0.38%	(13.92)%	to	(13.49)%
2017	2,510	43.23	to	39.93	102,037	0.35%	to	1.25%	—	to	0.17%	8.09%	to	9.07%
2016	19,478	36.94	to	40.73	773,076	—	to	1.25%	0.23%	to	0.24%	14.26%	to	15.69%
2015	21,482	32.33	to	35.21	736,757	—	to	1.25%	0.02%	to	0.02%	(10.10)%	to	(8.95)%
2014	24,013	35.96	to	38.67	907,771	—	to	1.25%	0.09%	to	0.09%	8.07%	to	9.42%
Invesco Value Opportunities Fund
2018	31,223	14.83	to	13.84	462,754	0.35%	to	1.25%	—	to	—	(20.71)%	to	(19.99)%
2017	35,418	18.54	to	17.45	656,220	0.35%	to	1.25%	—	to	—	15.65%	to	16.69%
2016	34,991	15.09	to	15.89	555,627	0.35%	to	1.25%	0.17%	to	0.18%	16.55%	to	17.60%
2015	38,806	12.95	to	13.51	523,922	0.35%	to	1.25%	0.89%	to	0.91%	(11.55)%	to	(10.77)%
2014	41,463	14.64	to	15.14	627,259	0.35%	to	1.25%	0.89%	to	1.59%	5.31%	to	6.21%
Invesco Diversified Dividend Fund
2018	26,575	12.34	to	17.10	393,448	0.35%	to	1.25%	1.75%	to	2.17%	(8.90)%	to	(8.07)%
2017	40,530	13.42	to	18.77	644,486	0.35%	to	1.25%	1.75%	to	1.88%	6.90%	to	7.87%
2016	47,798	12.44	to	17.56	673,717	0.35%	to	1.25%	1.68%	to	1.80%	12.91%	to	13.93%
2015	50,262	10.92	to	15.55	603,712	0.35%	to	1.25%	1.52%	to	1.79%	0.53%	to	1.42%
2014	41,488	10.77	to	15.47	499,633	0.35%	to	1.25%	1.52%	to	2.22%	4.94%	to	10.72%
Invesco American Franchise Fund
2018	34,868	19.77	to	18.16	669,484	0.15%	to	1.25%	—	to	—	(4.98)%	to	(2.63)%
2017	34,719	20.30	to	19.11	689,526	0.35%	to	1.25%	—	to	—	25.53%	to	26.66%
2016	45,792	15.23	to	16.03	719,840	0.35%	to	1.25%	—	to	—	0.75%	to	1.66%
2015	45,069	15.11	to	15.77	700,456	0.35%	to	1.25%	—	to	—	3.66%	to	4.57%
2014	49,875	14.58	to	15.08	745,262	0.35%	to	1.25%	—	to	—	6.20%	to	7.00%
Invesco Global Core Equity Fund
2018	4,047	12.77	to	11.73	48,668	0.15%	to	1.25%	1.13%	to	1.16%	(15.96)%	to	(13.01)%
2017	3,662	14.68	to	13.96	51,522	0.50%	to	1.25%	0.94%	to	1.01%	21.31%	to	22.22%
2016	3,226	11.50	to	12.01	37,292	0.50%	to	1.25%	1.05%	to	1.07%	5.38%	to	6.17%
2015	2,838	10.92	to	11.31	31,098	0.50%	to	1.25%	0.68%	to	0.70%	(3.40)%	to	(2.67)%
2014	2,515	11.30	to	11.62	28,509	0.50%	to	1.25%	1.11%	to	1.15%	(0.89)%	to	(0.11)%
Vanguard 500 Index Fund
2018	328,297	13.66	to	13.66	4,484,724	—	to	0.00%	1.84%	to	1.84%	(4.43)%	to	(4.43)%
2017	379,024	14.29	to	14.29	5,417,551	—	to	—	1.91%	to	1.91%	21.79%	to	21.79%
2016	446,724	11.74	to	11.74	5,242,992	—	to	—	2.11%	to	2.11%	11.93%	to	11.93%
2015	547,133	10.49	to	10.49	5,737,202	—	to	—	2.13%	to	2.13%	1.41%	to	1.41%
2014	439,625	10.34	to	10.34	4,547,903	—	to	—	7.35%	to	7.35%	5.24%	to	5.24%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Wells Fargo International Equity Fund
2018	8,779	$10.70	to	$11.43	$83,074	—	to	1.25%	3.15%	to	4.27%	(19.85)%	to	(18.21)%
2017	8,321	13.35	to	13.97	95,370	—	to	1.25%	3.88%	to	4.18%	20.05%	to	22.54%
2016	5,599	11.12	to	11.40	67,873	—	to	1.25%	2.76%	to	3.47%	1.28%	to	2.98%
2015	5,280	10.98	to	11.07	61,695	—	to	1.25%	1.28%	to	1.38%	1.00%	to	1.01%
2014	4,874	10.87	to	10.96	56,045	—	to	1.25%	4.98%	to	11.50%	(8.27)%	to	(6.43)%
Wells Fargo Core Bond Fund
2018	6,983	12.13	to	11.38	81,341	0.50%	to	1.25%	2.27%	to	2.36%	(1.89)%	to	(1.15)%
2017	9,426	12.28	to	11.60	112,358	0.50%	to	1.25%	0.21%	to	1.67%	1.88%	to	2.64%
2016	7,805	11.39	to	11.84	91,109	0.65%	to	1.25%	1.33%	to	1.38%	1.14%	to	1.75%
2015	6,573	11.26	to	11.64	75,629	0.65%	to	1.25%	1.41%	to	1.56%	(1.04)%	to	(0.42)%
2014	5,735	11.38	to	11.69	66,195	0.65%	to	1.25%	1.47%	to	1.54%	4.49%	to	5.04%
Columbia Seligman Communications and Information Fund
2018	14,872	30.68	to	34.58	462,194	—	to	1.25%	—	to	—	(8.92)%	to	(7.77)%
2017	16,838	33.27	to	37.97	569,626	—	to	1.25%	—	to	—	32.40%	to	34.06%
2016	14,564	22.70	to	28.68	359,214	0.35%	to	1.25%	—	to	—	13.95%	to	14.98%
2015	12,070	21.98	to	25.17	260,279	0.15%	to	1.25%	—	to	—	7.78%	to	8.98%
2014	31,124	20.17	to	23.35	592,323	0.15%	to	1.25%	—	to	—	15.88%	to	24.56%
Columbia Seligman Global Technology Fund
2018	12,540	29.04	to	26.15	347,867	0.35%	to	1.25%	—	to	—	(9.92)%	to	(9.10)%
2017	10,741	31.94	to	29.03	329,955	0.35%	to	1.25%	—	to	—	32.83%	to	34.02%
2016	10,374	21.85	to	23.83	237,775	0.35%	to	1.25%	—	to	—	14.98%	to	16.01%
2015	10,604	19.01	to	20.54	208,727	0.35%	to	1.25%	—	to	—	8.54%	to	9.50%
2014	8,468	17.51	to	18.76	152,481	0.35%	to	1.25%	—	to	—	23.16%	to	24.24%
Columbia Select Small Cap Value Fund+
2018	2,770	11.13	to	11.05	30,786	0.50%	to	0.75%	0.14%	to	0.16%	(14.00)%	to	(13.79)%
2017	2,732	12.91	to	12.85	35,228	0.50%	to	0.75%	—	to	—	12.06%	to	12.34%
2016	1,773	11.47	to	11.49	20,340	0.50%	to	0.75%	—	to	—	14.67%	to	14.89%
TIAA-CREF Large Cap Value Index Fund
2018	118,942	19.62	to	17.99	2,316,667	—	to	1.25%	1.74%	to	2.19%	(9.67)%	to	(8.53)%
2017	111,991	21.45	to	19.91	2,384,575	—	to	1.25%	2.29%	to	10.09%	11.90%	to	13.30%
2016	93,557	17.80	to	18.93	1,767,868	—	to	1.25%	1.99%	to	2.79%	15.54%	to	16.99%
2015	48,408	15.40	to	16.19	782,757	—	to	1.25%	2.19%	to	2.49%	(5.27)%	to	(4.69)%
2014	822	16.26	to	16.63	13,605	0.50%	to	1.25%	2.10%	to	3.41%	11.70%	to	12.52%
TIAA-CREF Large Cap Growth Fund
2018	112,286	23.98	to	21.98	2,658,997	—	to	1.25%	0.98%	to	1.30%	(3.03)%	to	(1.81)%
2017	100,884	24.42	to	22.67	2,442,408	—	to	1.25%	1.10%	to	1.90%	28.18%	to	29.79%
2016	96,529	17.69	to	18.82	1,807,535	—	to	1.25%	2.40%	to	3.94%	5.43%	to	6.75%
2015	6,283	16.77	to	17.63	109,233	—	to	1.25%	—	to	2.16%	(0.75)%	to	3.99%
2014	3,718	16.13	to	16.49	61,099	0.50%	to	1.25%	1.39%	to	1.52%	11.31%	to	12.19%
TIAA-CREF Bond Index Fund
2018	22,509	10.86	to	10.30	241,725	0.50%	to	1.25%	2.45%	to	2.47%	(1.60)%	to	(0.86)%
2017	19,862	10.95	to	10.47	215,584	0.50%	to	1.25%	2.14%	to	2.15%	1.88%	to	2.65%
2016	16,200	10.28	to	10.67	170,943	0.50%	to	1.25%	2.02%	to	2.14%	0.87%	to	1.62%
2015	4,415	10.19	to	10.50	46,273	0.50%	to	1.25%	2.00%	to	2.02%	(0.97)%	to	(0.21)%
2014	1,048	10.29	to	10.52	10,993	0.50%	to	1.25%	1.92%	to	2.23%	0.19%	to	1.65%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
TIAA-CREF Equity Index Fund
2018	146,888	$21.60	to	$19.80	$3,120,220	—	to	1.25%	1.28%	to	1.54%	(6.72)%	to	(5.54)%
2017	136,281	22.86	to	21.22	3,072,235	—	to	1.25%	1.59%	to	1.62%	19.36%	to	20.86%
2016	112,515	17.78	to	18.92	2,107,412	—	to	1.25%	1.91%	to	3.98%	11.06%	to	12.45%
2015	21,113	16.01	to	16.01	344,545	1.25%	to	1.25%	2.81%	to	2.81%	(1.05)%	to	(1.05)%
2014	9,243	16.18	to	16.54	151,937	0.50%	to	1.25%	2.24%	to	2.35%	8.58%	to	11.62%
MM MSCI EAFE® International Index Fund
2018	33,674	9.78	to	9.23	321,221	—	to	1.25%	2.27%	to	2.90%	(15.11)%	to	(14.04)%
2017	28,659	11.38	to	10.87	319,246	—	to	1.25%	2.82%	to	5.11%	22.98%	to	24.52%
2016	48,986	8.84	to	9.14	441,669	—	to	1.25%	5.11%	to	8.54%	(0.54)%	to	0.71%
2015	588	9.00	to	9.07	5,300	—	to	0.50%	2.15%	to	2.15%	(9.56)%	to	1.47%
MassMutual RetireSMARTSM by JPMorgan 2015 Fund+
2018	33,491	11.29	to	10.65	374,875	—	to	1.25%	2.72%	to	2.78%	(4.83)%	to	(3.62)%
2017	42,990	11.72	to	11.19	497,712	—	to	1.25%	3.36%	to	3.39%	9.72%	to	11.10%
2016	37,120	10.20	to	10.55	387,813	—	to	1.25%	2.02%	to	2.03%	4.34%	to	5.65%
2015	32,659	9.77	to	9.98	323,998	—	to	1.25%	1.35%	to	2.10%	(3.64)%	to	(1.56)%
2014	41,376	10.14	to	10.20	421,378	0.35%	to	1.25%	4.97%	to	5.30%	(1.60)%	to	(0.78)%
MassMutual RetireSMARTSM by JPMorgan 2020 Fund+
2018	30,454	11.22	to	10.84	335,458	0.50%	to	1.25%	2.30%	to	2.65%	(5.41)%	to	(4.70)%
2017	78,015	11.78	to	11.46	907,903	0.50%	to	1.25%	1.77%	to	3.23%	12.00%	to	12.84%
2016	85,558	10.23	to	10.44	886,220	0.50%	to	1.25%	1.92%	to	2.29%	4.64%	to	5.43%
2015	89,207	9.77	to	9.90	878,937	0.50%	to	1.25%	4.47%	to	4.82%	(3.70)%	to	(2.93)%
2014	77,749	10.15	to	10.20	791,241	0.50%	to	1.25%	4.60%	to	6.27%	(1.40)%	to	(1.36)%
MassMutual RetireSMARTSM by JPMorgan 2025 Fund+
2018	76,907	11.69	to	11.02	867,779	—	to	1.25%	2.70%	to	2.75%	(6.22)%	to	(5.03)%
2017	117,785	12.31	to	11.75	1,409,793	—	to	1.25%	2.77%	to	3.18%	14.19%	to	15.62%
2016	109,449	10.29	to	10.64	1,143,994	—	to	1.25%	1.89%	to	2.69%	5.40%	to	6.73%
2015	73,990	9.76	to	9.76	727,350	1.25%	to	1.25%	1.94%	to	1.94%	(3.82)%	to	(3.82)%
2014	71,538	10.15	to	10.20	728,542	0.65%	to	1.25%	4.22%	to	4.71%	(1.49)%	to	(0.95)%
MassMutual RetireSMARTSM by JPMorgan 2030 Fund+
2018	126,658	11.48	to	11.08	1,431,943	0.50%	to	1.25%	2.63%	to	3.23%	(7.02)%	to	(6.31)%
2017	128,230	12.25	to	11.92	1,554,723	0.50%	to	1.25%	3.58%	to	3.65%	15.81%	to	16.68%
2016	111,724	10.29	to	10.50	1,163,890	0.50%	to	1.25%	1.91%	to	2.11%	5.59%	to	6.38%
2015	90,893	9.74	to	9.87	891,961	0.50%	to	1.25%	1.95%	to	2.03%	(3.99)%	to	(3.23)%
2014	81,100	10.15	to	10.20	825,424	0.50%	to	1.25%	8.56%	to	9.71%	(1.78)%	to	(1.64)%
MassMutual RetireSMARTSM by JPMorgan 2035 Fund+
2018	85,629	11.77	to	11.09	972,280	—	to	1.25%	2.56%	to	2.81%	(7.92)%	to	(6.76)%
2017	101,560	12.62	to	12.05	1,242,485	—	to	1.25%	4.16%	to	4.71%	16.91%	to	18.38%
2016	66,856	10.30	to	10.66	696,647	—	to	1.25%	1.52%	to	3.08%	5.68%	to	7.01%
2015	62,444	9.75	to	9.75	612,319	1.25%	to	1.25%	2.18%	to	2.18%	(4.03)%	to	(4.03)%
2014	58,006	10.16	to	10.23	591,211	0.35%	to	1.25%	4.37%	to	7.81%	(1.45)%	to	(1.22)%
MassMutual RetireSMARTSM by JPMorgan 2040 Fund+
2018	89,889	11.45	to	11.05	1,015,798	0.50%	to	1.25%	2.64%	to	2.72%	(8.61)%	to	(7.92)%
2017	89,616	12.44	to	12.10	1,103,003	0.50%	to	1.25%	2.92%	to	3.60%	17.33%	to	18.21%
2016	79,706	10.31	to	10.52	830,541	0.50%	to	1.25%	1.71%	to	1.95%	5.60%	to	6.39%
2015	66,135	9.76	to	9.89	648,939	0.50%	to	1.25%	1.64%	to	2.53%	(4.00)%	to	(3.24)%
2014	57,337	10.17	to	10.22	584,245	0.50%	to	1.25%	6.97%	to	10.98%	(2.37)%	to	(1.67)%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
MassMutual RetireSMARTSM by JPMorgan 2045 Fund+
2018	51,189	$11.74	to	$11.07	$579,239	—	to	1.25%	1.97%	to	2.75%	(8.94)%	to	(7.78)%
2017	60,596	12.73	to	12.16	750,796	—	to	1.25%	2.40%	to	3.54%	17.66%	to	19.13%
2016	53,406	10.33	to	10.69	559,754	—	to	1.25%	1.54%	to	1.74%	5.53%	to	6.85%
2015	43,087	9.79	to	10.00	425,344	—	to	1.25%	1.58%	to	2.42%	(3.92)%	to	(1.34)%
2014	36,862	10.19	to	10.25	376,836	0.35%	to	1.25%	4.35%	to	7.26%	(1.67)%	to	(1.52)%
MassMutual RetireSMARTSM by JPMorgan 2050 Fund+
2018	37,808	11.62	to	11.22	428,511	0.50%	to	1.25%	2.44%	to	2.88%	(8.61)%	to	(7.92)%
2017	37,588	12.62	to	12.27	466,684	0.50%	to	1.25%	3.11%	to	3.73%	18.84%	to	19.73%
2016	38,741	10.33	to	10.54	403,725	0.50%	to	1.25%	1.51%	to	1.55%	5.69%	to	6.48%
2015	35,190	9.77	to	9.87	345,634	0.65%	to	1.25%	1.33%	to	1.79%	(4.19)%	to	(3.58)%
2014	26,706	10.20	to	10.24	272,886	0.65%	to	1.25%	—	to	—	(1.64)%	to	(0.33)%
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund+
2018	2,072	10.89	to	10.26	22,307	—	to	1.25%	2.97%	to	7.45%	(5.52)%	to	(4.33)%
2017	1,920	11.38	to	10.86	21,638	—	to	1.25%	—	to	1.58%	7.68%	to	9.03%
2016	1,437	10.23	to	10.44	14,933	—	to	0.75%	2.36%	to	3.71%	4.05%	to	4.83%
2015	1,070	9.75	to	9.96	10,630	—	to	1.25%	—	to	3.13%	(3.41)%	to	(1.42)%
2014	630	10.09	to	10.09	6,362	1.25%	to	1.25%	—	to	—	(1.54)%	to	(1.54)%
MassMutual RetireSMARTSM by JPMorgan 2055 Fund+
2018	11,450	11.65	to	11.25	130,742	0.50%	to	1.25%	2.71%	to	4.13%	(8.55)%	to	(7.86)%
2017	12,149	12.64	to	12.30	151,077	0.50%	to	1.25%	4.47%	to	5.71%	18.87%	to	19.76%
2016	8,896	10.34	to	10.51	92,779	0.65%	to	1.25%	0.30%	to	1.58%	5.71%	to	6.35%
2015	6,115	9.79	to	9.89	60,120	0.65%	to	1.25%	1.50%	to	2.03%	(4.06)%	to	(3.45)%
2014	2,790	10.20	to	10.24	28,456	0.65%	to	1.25%	—	to	—	(1.11)%	to	1.08%
American Century Heritage Fund+
2018	54,740	15.41	to	12.49	706,247	—	to	1.25%	—	to	—	(25.95)%	to	(6.62)%
2017	54,411	20.81	to	13.38	746,230	—	to	1.25%	—	to	—	10.34%	to	20.02%
2016	55,280	11.15	to	18.86	626,040	—	to	1.25%	—	to	—	(5.65)%	to	1.73%
2015	62,926	10.96	to	19.99	697,288	—	to	1.25%	—	to	—	(10.60)%	to	0.34%
2014	57,458	10.92	to	22.36	630,556	—	to	1.25%	—	to	—	(8.62)%	to	6.49%
ClearBridge Small Cap Value Fund
2018	109	12.64	to	15.05	1,532	0.65%	to	1.05%	0.22%	to	0.23%	(22.44)%	to	(22.13)%
2017	101	19.33	to	18.03	1,811	0.65%	to	1.25%	—	to	—	9.17%	to	9.83%
2016	152	14.90	to	17.60	2,561	0.65%	to	1.05%	—	to	—	23.15%	to	23.64%
2015	134	13.44	to	14.23	1,812	0.65%	to	1.25%	—	to	—	(10.87)%	to	(10.32)%
2014	862	15.08	to	15.87	13,073	0.65%	to	1.25%	—	to	—	0.46%	to	1.04%
Oak Ridge Small Cap Growth Fund
2018	44,287	11.19	to	11.48	503,664	0.65%	to	1.25%	—	to	—	(7.78)%	to	(7.22)%
2017	44,345	12.43	to	12.00	543,890	0.50%	to	1.25%	—	to	—	2.07%	to	18.37%
2016	57,679	10.33	to	10.47	601,030	0.50%	to	1.25%	—	to	—	0.88%	to	1.49%
2015	60,783	10.24	to	10.33	625,093	0.50%	to	1.25%	—	to	—	(5.79)%	to	(5.11)%
2014	56,974	10.87	to	10.89	620,079	0.50%	to	1.25%	—	to	—	8.74%	to	8.91%
Oppenheimer Corporate Bond Fund
2018	147	10.14	to	10.14	1,490	1.25%	to	1.25%	3.13%	to	3.13%	(5.37)%	to	(5.37)%
2017	4	10.72	to	10.72	40	1.25%	to	1.25%	0.16%	to	0.16%	4.84%	to	4.84%
MassMutual Premier Strategic Emerging Markets Fund+
2018	538	12.07	to	12.07	6,498	1.25%	to	1.25%	0.23%	to	0.23%	(15.45)%	to	(15.45)%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
MassMutual Premier Small Cap Opportunities Fund
2018	15,535	$11.33	to	$12.05	$184,759	—	to	1.05%	0.03%	to	0.03%	(20.10)%	to	(11.79)%
2017	12,321	14.18	to	13.76	171,585	—	to	0.65%	—	to	0.05%	0.21%	to	13.07%
2016	3,115	14.15	to	14.15	44,078	—	to	—	1.30%	to	1.30%	18.31%	to	18.31%
MassMutual Select Small Cap Growth Equity Fund+
2018	44	9.36	to	9.36	412	—	to	0.00%	—	to	—	(38.94)%	to	(38.94)%
Fidelity VIP Freedom 2035 Portfolio+
2018	649	11.32	to	11.32	7,353	0.35%	to	0.35%	0.96%	to	0.96%	(9.81)%	to	(9.81)%
Fidelity VIP Freedom 2040 Portfolio
2018	—	11.27	to	11.27	(1)	0.35%	to	0.35%	—	to	—	(10.44)%	to	(10.44)%
Fidelity VIP Freedom 2050 Portfolio
2018	33	11.26	to	11.26	368	0.35%	to	0.35%	0.94%	to	0.94%	(10.44)%	to	(10.44)%
2017	33	12.57	to	12.57	412	0.35%	to	0.35%	1.02%	to	1.02%	22.87%	to	22.87%
2016	33	10.23	to	10.23	335	0.35%	to	0.35%	1.32%	to	1.32%	6.19%	to	6.19%
2015	21	9.64	to	9.64	204	0.35%	to	0.35%	2.96%	to	2.96%	(1.34)%	to	(1.34)%
Ivy Small Cap Growth Fund
2018	69,835	14.30	to	13.81	997,185	—	to	1.25%	—	to	—	(5.29)%	to	(4.09)%
2017	41,336	14.91	to	14.58	615,676	—	to	1.25%	—	to	—	22.21%	to	23.74%
2016	1,689	11.99	to	11.99	20,249	0.65%	to	0.65%	—	to	—	19.88%	to	19.88%
T. Rowe Price Retirement 2060 Fund+
2018	274	12.02	to	11.83	3,273	0.50%	to	1.05%	0.82%	to	1.26%	(10.96)%	to	(9.58)%
MSIF Global Opportunity Portfolio
2018	6,152	14.53	to	14.18	88,018	0.50%	to	1.25%	—	to	—	(7.14)%	to	(6.44)%
2017	3,473	15.53	to	15.27	53,165	0.50%	to	1.25%	—	to	—	47.18%	to	48.29%
2016	4,642	10.38	to	10.47	48,238	0.50%	to	1.25%	—	to	—	(0.62)%	to	0.12%
2015	4,692	10.44	to	10.46	49,007	0.50%	to	1.25%	—	to	—	(2.05)%	to	(1.99)%
JPMorgan U.S. Government Money Market Fund
2018	106,547	10.15	to	9.80	1,058,004	—	to	1.25%	1.19%	to	1.20%	(0.07)%	to	1.20%
2017	105,118	10.03	to	9.81	1,038,662	—	to	1.25%	0.23%	to	0.30%	(0.98)%	to	0.26%
2016	116,003	9.90	to	10.00	1,150,940	—	to	1.25%	0.01%	to	0.01%	(0.97)%	to	0.01%
American Century U.S. Government Money Market Fund
2018	120,695	10.16	to	9.81	1,214,957	—	to	1.25%	1.14%	to	1.15%	(0.11)%	to	1.16%
2017	132,116	10.04	to	9.82	1,318,525	—	to	1.25%	0.38%	to	0.38%	(0.86)%	to	0.38%
2016	121,336	9.90	to	10.00	1,210,841	—	to	1.25%	0.03%	to	0.03%	(0.96)%	to	0.03%
Invesco Balanced-Risk Commodity Strategy Fund
2018	1,457	9.84	to	9.70	14,218	0.75%	to	1.25%	0.14%	to	0.15%	(13.27)%	to	(12.84)%
2017	1,295	11.28	to	11.18	14,531	0.75%	to	1.25%	—	to	—	3.20%	to	3.71%
Columbia Select International Equity Fund
2018	641	10.58	to	10.41	6,728	0.65%	to	1.25%	2.20%	to	2.20%	(16.03)%	to	(15.52)%
2017	681	12.53	to	12.39	8,493	0.65%	to	1.25%	1.72%	to	1.72%	25.77%	to	26.52%
2016	753	9.85	to	9.90	7,437	0.65%	to	1.25%	1.10%	to	1.16%	(1.45)%	to	(1.00)%
Putnam Growth Opportunities Fund
2018	275	13.92	to	13.92	3,834	1.25%	to	1.25%	—	to	—	0.98%	to	0.98%
2017	217	13.78	to	13.78	2,991	1.25%	to	1.25%	0.32%	to	0.32%	29.34%	to	29.34%
2016	144	10.66	to	10.66	1,539	1.25%	to	1.25%	0.01%	to	0.01%	6.55%	to	6.55%
John Hancock New Opportunities Fund
2018	35,624	11.70	to	11.41	413,185	0.35%	to	1.25%	0.05%	to	0.05%	(15.48)%	to	(14.71)%
2017	41,947	13.72	to	13.50	572,327	0.35%	to	1.25%	0.11%	to	0.12%	12.42%	to	13.43%
2016	46,871	12.01	to	12.10	565,584	0.35%	to	1.25%	0.06%	to	0.08%	20.12%	to	20.98%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Columbia Large Cap Growth III
2018	46,521	$12.22	to	$11.98	$560,394	0.35%	to	1.25%	—	to	—	(5.57)%	to	(4.71)%
2017	49,319	12.82	to	12.69	627,477	0.35%	to	1.25%	—	to	—	26.00%	to	27.13%
2016	56,751	10.07	to	10.09	571,691	0.35%	to	1.25%	—	to	—	0.71%	to	0.87%
MM Russell 2000® Small Cap Index Fund
2018	10,705	12.61	to	12.10	130,887	0.35%	to	1.25%	0.58%	to	1.04%	(12.61)%	to	(11.81)%
2017	13,331	14.30	to	13.85	185,875	0.35%	to	1.25%	0.56%	to	1.62%	12.57%	to	13.59%
2016	5,264	12.30	to	12.54	65,576	0.50%	to	1.25%	2.09%	to	2.66%	19.19%	to	20.08%
2015	274	10.32	to	10.32	2,825	1.25%	to	1.25%	1.00%	to	1.00%	(2.41)%	to	(2.41)%
MM S&P 500® Index Fund
2018	97,466	13.99	to	13.51	1,358,595	0.50%	to	1.25%	1.12%	to	3.34%	(6.19)%	to	(5.48)%
2017	98,872	14.80	to	14.40	1,450,335	0.50%	to	1.25%	0.44%	to	8.39%	19.58%	to	20.47%
2016	30,812	12.04	to	12.28	377,476	0.50%	to	1.25%	1.99%	to	2.13%	9.88%	to	10.71%
2015	2,651	10.96	to	11.10	29,118	0.50%	to	1.25%	1.87%	to	1.94%	(2.60)%	to	4.02%
MM S&P Mid Cap Index Fund
2018	120,934	12.88	to	12.15	1,503,521	—	to	1.25%	0.81%	to	0.98%	(12.80)%	to	(11.69)%
2017	122,096	14.58	to	13.94	1,726,898	—	to	1.25%	0.79%	to	0.89%	13.92%	to	15.34%
2016	40,751	12.23	to	12.64	507,181	—	to	1.25%	1.46%	to	1.91%	18.31%	to	19.80%
2015	26,096	10.34	to	10.34	271,974	1.25%	to	1.25%	3.41%	to	3.41%	(3.98)%	to	(3.98)%
2014	18	10.77	to	10.77	195	1.25%	to	1.25%	18.13%	to	18.13%	2.71%	to	2.71%
Russell Balanced Strategy Fund
2018	27,726	11.06	to	10.64	275,499	0.35%	to	1.25%	5.55%	to	5.56%	(7.49)%	to	(6.65)%
2017	24,135	11.85	to	11.51	260,279	0.35%	to	1.25%	1.63%	to	2.49%	8.92%	to	9.90%
2016	22,427	10.56	to	10.78	238,235	0.35%	to	1.25%	2.57%	to	2.78%	7.48%	to	8.45%
2015	19,002	9.83	to	9.94	187,309	0.35%	to	1.25%	1.19%	to	2.63%	(3.64)%	to	(2.74)%
2014	27,843	10.20	to	10.22	283,956	0.35%	to	1.25%	11.82%	to	12.20%	1.97%	to	2.20%
Russell Conservative Strategy Fund
2018	1,586	10.64	to	10.25	16,335	0.35%	to	1.25%	2.68%	to	2.71%	(3.77)%	to	(2.90)%
2017	1,508	10.96	to	10.65	16,121	0.35%	to	1.25%	1.74%	to	1.76%	4.37%	to	5.31%
2016	3,691	10.20	to	10.41	37,855	0.35%	to	1.25%	2.85%	to	3.43%	4.11%	to	5.05%
2015	2,782	9.80	to	9.91	27,311	0.35%	to	1.25%	2.37%	to	3.03%	(2.79)%	to	(1.88)%
2014	1,811	10.08	to	10.10	18,248	0.35%	to	1.25%	10.28%	to	10.65%	0.75%	to	0.98%
Russell Equity Growth Strategy Fund
2018	126	10.86	to	10.86	1,369	1.25%	to	1.25%	5.18%	to	5.18%	(10.61)%	to	(10.61)%
2017	54	12.15	to	12.15	659	1.25%	to	1.25%	3.99%	to	3.99%	14.44%	to	14.44%
Russell Growth Strategy Fund
2018	57,250	9.31	to	10.79	547,957	0.75%	to	1.25%	5.15%	to	5.54%	(8.76)%	to	(8.30)%
2017	50,913	10.15	to	11.82	533,801	0.75%	to	1.25%	—	to	2.66%	—	to	12.47%
2016	47,613	10.51	to	10.56	502,263	1.05%	to	1.25%	2.44%	to	2.54%	8.19%	to	8.40%
2015	44,172	9.72	to	9.74	430,010	1.05%	to	1.25%	1.38%	to	1.42%	(4.74)%	to	(4.50)%
2014	39,365	10.20	to	10.20	401,567	1.05%	to	1.25%	11.53%	to	11.70%	1.97%	to	2.03%
Russell Moderate Strategy Fund
2018	39,721	9.52	to	10.53	380,207	0.75%	to	1.25%	4.08%	to	4.18%	(5.64)%	to	(5.17)%
2017	37,720	10.04	to	11.16	380,654	0.75%	to	1.25%	—	to	—	—	to	7.14%
2016	33,977	10.42	to	10.47	355,524	1.05%	to	1.25%	3.32%	to	3.46%	6.16%	to	6.37%
2015	30,435	9.81	to	9.84	299,416	1.05%	to	1.25%	2.42%	to	2.50%	(3.11)%	to	(2.87)%
2014	28,075	10.13	to	10.13	284,407	1.05%	to	1.25%	11.88%	to	11.94%	1.26%	to	1.31%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
BlackRock Advantage Small Cap Growth Fund+
2018	83,998	$9.38	to	$9.31	$785,859	0.35%	to	1.25%	0.08%	to	0.08%	(8.67)%	to	(7.98)%
2017	46,629	19.47	to	21.28	925,723	0.35%	to	1.25%	—	to	—	12.81%	to	13.83%
2016	46,993	17.10	to	18.86	817,915	0.35%	to	1.25%	0.21%	to	0.21%	11.64%	to	12.65%
2015	51,803	15.18	to	16.89	800,775	0.35%	to	1.25%	—	to	—	(5.08)%	to	(4.21)%
2014	49,870	15.85	to	17.80	821,630	0.35%	to	1.25%	—	to	—	0.56%	to	1.48%
MassMutual Select T.Rowe Price Retire 2035 Fund+
2018	2,020	8.91	to	8.91	18,001	1.25%	to	1.25%	1.35%	to	1.35%	(4.50)%	to	(4.50)%
BlackRock S&P 500 Index V.I. Fund+
2018	1,087,291	9.37	to	9.28	10,145,885	0.00%	to	1.25%	1.04%	to	1.14%	(5.80)%	to	(4.88)%
Hartford International Equity Fund+
2018	43,475	8.72	to	8.71	378,915	0.50%	to	1.25%	0.26%	to	0.26%	(3.97)%	to	(3.77)%
BNY Mellon Insight Core Plus Fund+
2018	67,194	10.05	to	10.03	675,192	0.35%	to	1.25%	0.65%	to	0.65%	1.00%	to	1.25%
Calamos Global Equity Fund
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	17.80	to	17.80	—	0.50%	to	0.50%	—	to	—	33.74%	to	33.74%
2016	6	13.31	to	13.31	77	0.50%	to	0.50%	—	to	—	(1.51)%	to	(1.51)%
2015	1	13.51	to	13.51	8	0.50%	to	0.50%	—	to	—	4.44%	to	4.44%
2014	1	12.94	to	12.94	7	0.50%	to	0.50%	—	to	—	5.52%	to	5.52%
Victory RS Value Fund
2018	148,869	10.95	to	10.95	1,629,662	—	to	—	0.59%	to	0.59%	(10.75)%	to	(10.75)%
2017	168,052	12.27	to	12.27	2,061,234	—	to	—	0.15%	to	0.15%	17.41%	to	17.41%
2016	192,957	10.45	to	10.45	2,015,817	—	to	—	0.42%	to	0.42%	4.47%	to	4.47%
2015	128,653	18.15	to	18.15	2,335,134	—	to	—	—	to	—	(6.20)%	to	(6.20)%
2014	121,222	19.35	to	19.35	2,345,142	—	to	—	1.01%	to	1.01%	11.63%	to	11.63%
Pioneer Global Equity Fund
2018	114,034	8.69	to	8.56	982,704	—	to	1.25%	0.07%	to	0.57%	(17.36)%	to	(16.31)%
HIMCO VIT Index Fund
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	800,575	15.00	to	14.41	11,791,343	—	to	1.25%	1.47%	to	1.82%	19.94%	to	21.44%
2016	872,104	11.95	to	12.35	10,639,904	—	to	1.25%	2.15%	to	2.15%	9.96%	to	11.59%
2015	984,499	10.87	to	11.04	10,824,183	—	to	1.25%	0.35%	to	0.37%	(0.45)%	to	0.78%
2014	1,033,554	10.93	to	10.95	11,329,092	—	to	1.25%	—	to	—	9.18%	to	9.46%
Nuveen Mid Cap Index Fund+
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	174,078	21.96	to	23.35	3,915,257	0.35%	to	1.25%	1.19%	to	1.23%	18.49%	to	19.56%
2015	171,095	18.53	to	19.94	3,244,481	—	to	1.25%	0.68%	to	0.74%	(3.98)%	to	(2.80)%
2014	173,777	19.30	to	20.51	3,423,024	—	to	1.25%	0.87%	to	0.98%	7.66%	to	9.03%
Columbia Large Cap Growth Fund V*
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	31,022	32.63	to	35.98	—	—	to	1.25%	—	to	—	8.69%	to	10.06%
2015	32,022	14.39	to	17.15	538,120	0.35%	to	1.25%	—	to	—	0.77%	to	1.69%
2014	34,563	14.15	to	17.02	579,481	0.35%	to	1.25%	—	to	—	7.72%	to	8.69%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (concluded)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Dreyfus Intermediate Term Income Fund+
2018	—	$—	to	$—	$—	0.35%	to	1.25%	—	to	—	—	to	—
2017	74,805	10.59	to	13.06	835,175	0.35%	to	1.25%	2.38%	to	2.38%	2.93%	to	3.86%
2016	101,199	10.20	to	12.69	1,088,596	0.35%	to	1.25%	2.04%	to	2.05%	0.56%	to	1.46%
2015	143,529	10.05	to	12.62	1,504,923	0.35%	to	1.25%	2.25%	to	2.26%	(2.70)%	to	(1.78)%
2014	144,784	10.23	to	12.97	1,548,460	0.35%	to	1.25%	1.73%	to	2.01%	0.99%	to	3.48%
Nuveen Small Cap Index+
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	1,767	16.29	to	16.88	28,997	0.65%	to	1.25%	1.07%	to	1.18%	19.08%	to	19.79%
2015	4,667	13.68	to	14.54	66,888	—	to	1.25%	0.85%	to	1.13%	(6.09)%	to	(4.94)%
2014	3,174	14.57	to	15.30	47,838	—	to	1.25%	0.86%	to	1.05%	2.99%	to	4.29%
Nuveen Equity Index Fund+
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	55,507	20.66	to	26.39	1,183,836	—	to	1.25%	1.16%	to	1.61%	0.50%	to	9.94%
2015	53,301	18.80	to	20.22	1,025,321	—	to	1.25%	1.42%	to	1.43%	(0.45)%	to	0.80%
2014	47,289	18.88	to	20.06	909,857	—	to	1.25%	1.45%	to	1.60%	11.66%	to	13.02%
American Century Prime Money Market Fund
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	—	—	to	—	—	—	to	1.25%	0.02%	to	0.02%	(100.00)%	to	(100.00)%
2015	107,873	9.30	to	10.01	1,057,924	—	to	1.25%	0.01%	to	0.01%	(1.27)%	to	(0.04)%
2014	58,110	9.42	to	10.01	569,665	—	to	1.25%	0.01%	to	0.01%	(1.19)%	to	0.05%
JP Morgan Prime Money Market Fund
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	—	—	to	—	—	—	to	1.25%	—	to	0.01%	(100.00)%	to	(100.00)%
2015	121,923	9.30	to	9.30	1,150,346	1.25%	to	1.25%	0.01%	to	0.01%	(1.26)%	to	(1.26)%
2014	251,895	9.42	to	9.93	2,432,899	0.15%	to	1.25%	0.01%	to	0.01%	(1.18)%	to	(0.07)%
AB Global Value Fund
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2015	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2014	9,422	11.28	to	11.66	107,997	0.35%	to	1.25%	—	to	1.89%	4.04%	to	5.01%
Ave Maria Opportunity Fund
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2015	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2014	6,324	13.58	to	14.32	86,688	0.15%	to	1.25%	—	to	—	(9.13)%	to	(8.15)%
Frost Value Equity Fund
2018	—	17.31	to	17.62	—	1.05%	to	1.25%	—	to	0.55%	(14.67)%	to	(14.50)%
2017	5	20.61	to	20.29	—	1.05%	to	1.25%	—	to	2.19%	17.73%	to	17.97%
2016	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2015	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2014	391	16.27	to	16.43	6,353	1.05%	to	1.25%	1.33%	to	1.37%	8.76%	to	9.02%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
The Hartford Global All-Asset Fund
2018	—	$—	to	$—	$—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2015	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2014	533	10.95	to	10.95	5,833	1.05%	to	1.05%	3.76%	to	3.76%	(0.29)%	to	(0.29)%
MFS Investors Growth Stock Series
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2015	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2014	2,582	18.69	to	18.69	48,258	0.70%	to	0.70%	0.53%	to	0.53%	10.71%	to	10.71%
UBS Dynamic Alpha Fund
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2015	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2014	71	17.44	to	17.44	1,231	1.25%	to	1.25%	3.52%	to	3.52%	1.87%	to	1.87%

  *  This represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

  **  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

  ***  This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  #  Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

  +  See Note 1 for additional information related to this Sub-Account.

  ++  For the information for the years prior to 2016, sub-account was previously reported on a combined basis, in order to align with current year presentation, amounts have been split out on a separate basis between the Hartford Capital Appreciation Fund and the Hartford Global Capital Appreciation Fund."

7.  Subsequent Events

Management has evaluated events subsequent to December 31, 2018 and through the financial statement issuance date of April 30, 2019, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Talcott Resolution Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Talcott Resolution Life Insurance Company and subsidiaries (formerly Hartford Life Insurance Company) (the “Company”) as of December 31, 2018 (Successor Company) and 2017 (Predecessor Company), the related consolidated statements of operations, comprehensive income (loss), changes in stockholder’s equity, and cash flows, for the period of June 1, 2018 to December 31, 2018 (Successor Company), the period of January 1, 2018 to May 31, 2018 and for the years ended December 31, 2017 and 2016 (Predecessor Company), and the related notes and the financial statement schedules listed in the Index at Item 15 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 (Successor Company) and 2017 (Predecessor Company), and the results of its operations and its cash flows for the period of June 1, 2018 to December 31, 2018 (Successor Company), the period of January 1, 2018 to May 31, 2018 and for the years ended December 31, 2017 and 2016 (Predecessor Company), in conformity with accounting principles generally accepted in the United States of America.

Emphasis of a Matter

As discussed in Note 1 to the financial statements, the Company’s direct parent, Talcott Resolution Life, Inc., was acquired by Hopmeadow Holdings LP on May 31, 2018. The Company elected to apply pushdown accounting by applying the guidance permitted under Accounting Standards Codification Topic 805 Business Combinations.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Hartford, CT
February 22, 2019

We have served as the Company’s auditor since 2002.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Statements of Operations

	Successor Company	Predecessor Company
	June 1, 2018	January 1,	For the years ended
	to December	2018 to May	December 31,
(In millions)	31, 2018	31, 2018	2017	2016
Revenues
Fee income and other	$502	$381	$906	$969
Earned premiums	31	42	105	203
Net investment income	509	520	1,281	1,373
Net realized capital gains (losses):
Total other-than-temporary impairment (“OTTI”) losses	(8)	—	(16)	(29)
OTTI losses recognized in other comprehensive income	1	—	2	1
Net OTTI losses recognized in earnings	(7)	—	(14)	(28)
Other net realized capital gains (losses)	149	(107)	(46)	(135)
Total net realized capital gains (losses)	142	(107)	(60)	(163)
Amortization of deferred reinsurance gain	38	—	—	—
Total revenues	1,222	836	2,232	2,382
Benefits, losses and expenses
Benefits, losses and loss adjustment expenses	415	534	1,406	1,437
Amortization of deferred policy acquisition costs (“DAC”) and value of business acquired (“VOBA”)	98	16	48	114
Insurance operating costs and other expenses	235	183	400	472
Other intangible asset amortization	4	—	—	—
Dividends to policyholders	2	2	2	3
Total benefits, losses and expenses	754	735	1,856	2,026
Income before income taxes	468	101	376	356
Income tax expense	59	7	422	74
Net income (loss)	$409	$94	$(46)	$282

See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Statements of Comprehensive Income (Loss)

	Successor Company	Predecessor Company
	June 1, 2018	January 1,	For the years ended
	to December	2018 to May	December 31,
(In millions)	31, 2018	31, 2018	2017	2016
Net income (loss)	$409	$94	$(46)	$282
Other comprehensive income (loss):
Change in net unrealized gain (loss) on securities	(173)	(430)	329	154
Change in net gain on cash-flow hedging instruments	—	(18)	(28)	(25)
Change in foreign currency translation adjustments	2	1	—	—
OCI, net of tax	(171)	(447)	301	129
Comprehensive income (loss)	$238	$(353)	$255	$411

See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Balance Sheets

	Successor	Predecessor
	Company	Company
	As of December	As of December
(In millions, except for share data)	31, 2018	31, 2017
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost: December 31, 2018 Successor Company - $14,035; December 31, 2017 Predecessor Company - $20,914)	$13,839	$22,799
Fixed maturities, at fair value using the fair value option	12	32
Equity securities, at fair value	116	—
Equity securities, available-for-sale, at fair value (cost: December 31, 2017 Predecessor Company - $140)	—	154
Mortgage loans (net of valuation allowances: December 31, 2018 Successor Company - $5; December 31, 2017 Predecessor Company - $0)	2,100	2,872
Policy loans, at outstanding balance	1,441	1,432
Limited partnerships and other alternative investments	894	1,001
Other investments	201	213
Short-term investments	844	1,094
Total investments	19,447	29,597
Cash	221	537
Premiums receivable and agents’ balances, net	12	15
Reinsurance recoverables	29,564	20,785
Deferred policy acquisition costs and value of business acquired	716	405
Deferred income taxes, net	969	556
Other intangible assets	51	—
Other assets	352	1,003
Separate account assets	98,814	115,834
Total assets	$150,146	$168,732
Liabilities
Reserve for future policy benefits	$18,323	$14,482
Other policyholder funds and benefits payable	28,584	29,228
Other liabilities	2,420	2,508
Separate account liabilities	98,814	115,834
Total liabilities	148,141	162,052
Commitments and Contingencies (Note 11)
Stockholder’s Equity
Common stock—1,000 shares authorized, issued and outstanding, par value $5,690	6	6
Additional paid-in capital	1,761	3,539
Accumulated other comprehensive (loss) income, net of tax	(171)	1,023
Retained earnings	409	2,112
Total stockholder’s equity	2,005	6,680
Total liabilities and stockholder’s equity	$150,146	$168,732

See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Statements of Changes in Stockholder’s Equity

June 1, 2018 to December 31, 2018 (Successor Company)
			Accumulated
		Additional	Other
	Common	Paid-In	Comprehensive	Retained	Total
(In millions)	Stock	Capital	Income	Earnings	Equity
Balance, beginning of period	$6	$1,761	$—	$—	$1,767
Net income	—	—	—	409	409
Total other comprehensive loss	—	—	(171)	—	(171)
Balance, end of period	$6	$1,761	$(171)	$409	$2,005

January 1, 2018 to May 31, 2018 (Predecessor Company)
			Accumulated
		Additional	Other
	Common	Paid-In	Comprehensive	Retained	Total
(In millions)	Stock	Capital	Income	Earnings	Equity
Balance, beginning of period	$6	$3,539	$1,023	$2,112	$6,680
Cumulative effect of accounting changes, net of tax	—	—	182	(182)	—
Adjusted balance, beginning of period	6	3,539	1,205	1,930	6,680
Net income	—	—	—	94	94
Total other comprehensive loss	—	—	(447)	—	(447)
Capital contributions to parent	—	(619)	—	—	(619)
Capital contributions from parent	—	102	—	—	102
Balance, end of period	$6	$3,022	$758	$2,024	$5,810

For the Year Ended December 31, 2017 (Predecessor Company)
			Accumulated
		Additional	Other
	Common	Paid-In	Comprehensive	Retained	Total
(In millions)	Stock	Capital	Income	Earnings	Equity
Balance, beginning of period	$6	$4,935	$722	$2,158	$7,821
Net loss	—	—	—	(46)	(46)
Total other comprehensive income	—	—	301	—	301
Capital contributions to parent	—	(1,396)	—	—	(1,396)
Balance, end of period	$6	$3,539	$1,023	$2,112	$6,680

For the Year Ended December 31, 2016 (Predecessor Company)
			Accumulated
		Additional	Other
	Common	Paid-In	Comprehensive	Retained	Total
(In millions)	Stock	Capital	Income	Earnings	Equity
Balance, beginning of period	$6	$5,687	$593	$1,876	$8,162
Net income	—	—	—	282	282
Total other comprehensive income	—	—	129	—	129
Capital contributions to parent	—	(752)	—	—	(752)
Balance, end of period	$6	$4,935	$722	$2,158	$7,821

See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Statements of Cash Flows

	Successor
	Company	Predecessor Company
	June 1,	January 1,
	2018 to	2018 to	For the years ended
	December	May 31,	December 31,
(In millions)	31, 2018	2018	2017	2016
Operating Activities
Net income (loss)	$409	$94	$(46)	$282
Adjustments to reconcile net income (loss) to net cash (used for) provided by operating activities
Net realized capital (gains) losses	(142)	107	60	163
Amortization of deferred reinsurance gain	(38)	—	—	—
Amortization of DAC and VOBA	98	16	48	114
Additions to DAC	—	(1)	(2)	(7)
Depreciation and (accretion) amortization	31	(1)	31	9
Other operating activities, net	63	131	143	33
Change in assets and liabilities:
(Increase) decrease in reinsurance recoverables	(990)	(2)	4	117
(Increase) decrease in accrued and deferred income taxes	29	274	(5)	278
Impact of tax reform on accrued and deferred income taxes	—	—	396	—
Increase (decrease) in reserve for future policy benefits and unearned premiums	(503)	45	387	111
Net changes in other assets and other liabilities	302	(60)	(219)	(316)
Net cash (used for) provided by operating activities	(741)	603	797	784
Investing Activities
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	3,303	4,397	10,315	10,152
Fixed maturities, fair value option	15	5	50	68
Equity securities, available-for-sale	—	—	203	321
Equity securities, at fair value	68	49	—	—
Mortgage loans	101	116	396	371
Partnerships	83	188	113	395
Payments for the purchase of:
Fixed maturities, available-for-sale	(3,024)	(2,447)	(8,713)	(8,889)
Fixed maturities, fair value option	—	—	—	(29)
Equity securities, available-for-sale	—	—	(199)	(58)
Equity securities, fair value option	(10)	(25)	—	—
Mortgage loans	(323)	(86)	(469)	(263)
Partnerships	(97)	(80)	(235)	(151)
Net payments for repurchase agreements program	(22)	—	—	—
Net payments for derivatives	(303)	(200)	(283)	(261)
Net increase (decrease) in policy loans	18	(26)	12	2
Net sales of (additions to) property and equipment	—	44	(18)	—
Net proceeds from (payments for) short-term investments	1,770	(1,494)	251	(769)
Other investing activities, net	1	22	43	(25)
Net cash provided by investing activities	1,580	463	1,466	864
Financing Activities
Deposits and other additions to investment and universal life-type contracts	1,959	1,782	4,549	4,162
Withdrawals and other deductions from investment and universal life-type contracts	(10,173)	(9,206)	(13,749)	(14,871)
Net transfers from separate accounts related to investment and universal life-type contracts	7,360	6,999	7,969	9,811
Net increase (decrease) in securities loaned or sold under agreements to repurchase	(11)	(406)	360	268
Return of capital to parent	—	(517)	(1,396)	(752)
Net repayments at maturity or settlement of consumer notes	—	(8)	(13)	(17)
Net cash used for financing activities	(865)	(1,356)	(2,280)	(1,399)
Net increase (decrease) in cash	(26)	(290)	(17)	249
Cash — beginning of period	247	537	554	305
Cash — end of period	$221	$247	$537	$554
Supplemental Disclosure of Cash Flow Information
Income tax received	$17	$271	$57	$210

See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollar amounts in millions, unless otherwise stated)

1. Basis of Presentation and Significant Accounting Policies

Basis of Presentation

Talcott Resolution Life Insurance Company, formerly Hartford Life Insurance Company, (together with its subsidiaries, “TL,” “Company,” “we” or “our”) is a provider of insurance and investment products in the United States (“U.S.”) and is a wholly-owned subsidiary of Talcott Resolution Life, Inc., a Delaware corporation (“TLI”). Hopmeadow Holdings LP (“Hopmeadow Holdings”, or “HHLP”) is a parent of the Company.

The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

On May 31, 2018 the Company’s indirect parent, Hartford Holding, Inc. (“HHI”) completed the sale of the Company’s parent to a group of investors led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group (“Global Atlantic”), Pine Brook and J. Safra Group. Although Talcott Resolution Life Insurance Company is no longer affiliated with The Hartford Financial Services Group, Inc. (“The Hartford”) or any of its subsidiaries, The Hartford retained a 9.7 percent ownership interest in HHLP (“Talcott Resolution Sale Transaction”).

In conjunction with the sale, the Company entered into a transition services agreement with The Hartford to provide general ledger, cash management, investment accounting and information technology infrastructure services for a period of up to two years. These transition services are not considered a material change in internal controls as the controls are substantially similar to those that existed prior to the Talcott Resolution Sale Transaction. The Company monitors and maintains oversight of the control environment provided by The Hartford covering these services and considers these controls in the evaluation of our internal control environment.

HHLP’s May 31, 2018 acquisition of TLI was accounted for by HHLP using business combination accounting. Under this method, the purchase price paid by the investor group was assigned to the identifiable assets acquired and liabilities assumed as of the acquisition date based on their fair value. The Company elected to apply pushdown accounting by applying the guidance permitted under Accounting Standards Codification (“ASC”) Topic 805 Business Combinations. By the application of pushdown accounting, the Company’s assets, liabilities and equity were accordingly adjusted to fair value on May 31, 2018 which generated both intangible assets and Value of Business Acquired (“VOBA”). Determining the fair value of certain assets acquired and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. While we do not anticipate material changes to the initial valuation of assets and liabilities in purchase and pushdown accounting, new information related to acquisition date valuations may give rise to a measurement period adjustment. The measurement period is not to exceed one year from the acquisition date and as of December 31, 2018 no changes have been made to the initial valuation of assets and liabilities determined as part of the purchase and pushdown accounting. Due to the application of pushdown accounting, TL’s financial statements and footnote disclosures are presented in two distinct periods to indicate the application of two different bases of accounting. The periods prior to June 1, 2018 are identified herein as “Predecessor,” while the periods subsequent to HHLP’s acquisition of TLI is identified as “Successor.” As a result of the change in the basis of accounting from historical GAAP to reflect HHLP’s purchase cost, the financial statements for the Predecessor period are not comparable to the Successor periods.

On June 1, 2018, TL executed reinsurance agreements to reinsure certain fixed immediate and deferred annuity contracts, variable payout separate account annuity contracts, standard mortality structured settlements, and period certain structured settlement annuity contracts (“Commonwealth Annuity Reinsurance Agreement”) to Commonwealth Annuity and Life Insurance Company (“Commonwealth”), a subsidiary of Global Atlantic which is a member of the acquiring investment group. TL reinsured an 85% quota share, except 75% for standard mortality structured settlements, in exchange for a $357 ceding commission that was fixed based on reinsuring approximately $9.3 billion of reserves as of December 31, 2016, plus annuitizations through closing and annuitizations from market value adjusted annuities post-close. The reinsurance agreement was executed after the Talcott Acquisition Date and as such, the accounting for the agreement was recorded after the TL balance sheet was adjusted to fair value in purchase and pushdown accounting. A deferred gain of approximately $1 billion was recorded in Other liabilities on the Consolidated Balance Sheet related to this reinsurance agreement and will be amortized over the life of the underlying policies reinsured.

Consolidation

The Consolidated Financial Statements include the accounts of TL and entities the Company directly or indirectly has a controlling financial interest in which the Company is required to consolidate. Entities in which TL has significant influence over the operating and financing decisions but is not required to consolidate are reported using the equity method. All intercompany transactions and balances between TL and its subsidiaries have been eliminated.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets (including VOBA) and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; amortization of the deferred gain on reinsurance; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Pushdown Accounting (Successor Company)

The table below shows the main balance sheet line items impacted in pushdown accounting as of the date of the acquisition.

Cash and invested assets	$27,038
VOBA	805
Deferred Income Taxes	998
Intangible Assets	55
Reinsurance recoverable and other assets	22,615
Separate account assets	110,773
Total assets	162,284

Reserves for future policy benefits	18,057
Other policyholder funds and benefits payable	29,560
Other liabilities	2,127
Separate account liabilities	110,773
Total liabilities	160,517

Equity	1,767
Total liabilities and stockholder’s equity	$162,284

Intangible Assets

Intangible assets with definite lives are amortized over the estimated useful life of the asset. Amortizable intangible assets primarily consist of internally developed software amortized over a period not to exceed five years. Intangible assets with indefinite lives, primarily insurance licenses, are not amortized but are reviewed annually in the Company’s impairment analysis. They will be tested for impairment more frequently if events or circumstances indicate the fair value of the indefinitely lived intangibles is less than the carrying value.

Investments

In pushdown accounting, the acquired investments are recorded at fair value through adjustments to additional paid in capital at the acquisition date.

Value of Business Acquired/DAC/Additional Reserves

In conjunction with the acquisition of TLI, a portion of the purchase price was allocated to the right to receive future gross profits from cash flows and earnings of the Company’s insurance and investment contracts as of the date of the transaction. This intangible asset is called VOBA and is based on the actuarially estimated present value of future cash flows from the Company’s insurance and investment contracts in-force as of the date of the transaction. The estimated fair value calculation of VOBA is based on certain assumptions,

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

including mortality, persistency, expenses, interest rates, and other factors that the Company expects to experience in future years. Actual experience on the acquired contracts may vary from these projections and the recovery of VOBA is dependent upon the future profitability of the related business. The Company amortizes VOBA over estimated gross profits and it is reviewed for recoverability quarterly. Consistent with the acquisition being recorded at fair value, deferred acquisition costs which do not represent future cash flows are eliminated in pushdown accounting. The fair value of certain acquired obligations of the Company exceeded the book value of assumed in-force policy liabilities resulting in additional reserve liabilities. In pushdown accounting these liabilities were increased to fair value, which is presented separately from VOBA as additional insurance liability in Reserves for future policy benefits and Other policyholder funds and benefits payable. The additional liability is amortized to income over the policy or other relevant time period.

Adoption of New Accounting Standards

Reclassification of Effect of Tax Rate Change from AOCI to Retained Earnings

In February 2018, the FASB issued new accounting guidance for the effect on deferred tax assets and liabilities related to items recorded in accumulated other comprehensive income (“AOCI”) resulting from legislated tax reform enacted on December 22, 2017. The tax reform reduced the federal tax rate applied to the Company’s deferred tax balances from 35% to 21% on enactment. Under U.S. GAAP the Company recorded the total effect of the change in enacted tax rates on deferred tax balances as a charge to income tax expense within net income, including the change in deferred tax balances related to components of AOCI. The new accounting guidance permitted the Company to reclassify the “stranded” tax effects out of AOCI and into retained earnings that resulted from recording the tax effects of unrealized investment gains at a 35% tax rate because the 14 point reduction in tax rate was recognized in net income instead of other comprehensive income. On January 1, 2018, the Company (Predecessor Company) adopted the new guidance and recorded a reclassification of $193 which increased AOCI and reduced retained earnings.

Financial Instruments - Recognition and Measurement

On January 1, 2018, the Company (Predecessor Company) adopted updated guidance issued by the FASB for the recognition and measurement of financial instruments through a cumulative effect adjustment to the opening balances of retained earnings and AOCI. The new guidance requires investments in equity securities to be measured at fair value with any changes in valuation reported in net income except for investments that are consolidated or are accounted for under the equity method of accounting. The new guidance also requires a deferred tax asset resulting from net unrealized losses on available-for-sale fixed maturities that are recognized in AOCI to be evaluated for recoverability in combination with the Company’s other deferred tax assets. Under prior guidance, the Company reported equity securities, available for sale (“AFS”), at fair value with changes in fair value reported in other comprehensive income. As of January 1, 2018, the Company (Predecessor Company) reclassified from AOCI to retained earnings net unrealized gains of $11, after tax, related to equity securities having a fair value of $154. Beginning in 2018, the Company reports equity securities at fair value with changes in fair value reported in net realized capital gains and losses.

Revenue Recognition

On January 1, 2018, the Company (Predecessor Company) adopted the FASB’s updated guidance for recognizing revenue from contracts with customers, which excludes insurance contracts and financial instruments. Revenue subject to the guidance is recognized when, or as, goods or services are transferred to customers in an amount that reflects the consideration that an entity is expected to receive in exchange for those goods or services. The updated guidance is consistent with previous guidance for the Company’s transactions and did not have an effect on the Company’s financial position, cash flows or net income.

Revenue from customers for other than insurance and investment contracts was $54 for the period of June 1, 2018 to December 31, 2018 (Successor Company), $40 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and $58 and $63 for the years ended December 31, 2017 and 2016 (Predecessor Company), respectively. The Company earns revenues from these contracts primarily for administrative and distribution services fees from offering certain fund families as investment options in its variable annuity products. Fees are primarily based on the average daily net asset values of the funds and are recorded in the period in which the services are provided and collected monthly. Fluctuations in domestic and international markets and related investment performance, volume and mix of sales and redemptions of the funds, and other changes to the composition of assets under management are all factors that ultimately have a direct effect on fee income earned.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Future Adoption of New Accounting Standards

Hedging Activities

The FASB issued updated guidance on hedge accounting. The updates allow hedge accounting for new types of interest rate hedges of financial instruments and simplify documentation requirements to qualify for hedge accounting. In addition, any gain or loss from hedge ineffectiveness will be reported in the same income statement line with the effective hedge results and the hedged transaction. For cash flow hedges, the ineffectiveness will be recognized in earnings only when the hedged transaction affects earnings; otherwise, the ineffectiveness gains or losses will remain in AOCI. Under current accounting, total hedge ineffectiveness is reported separately in realized gains and losses apart from the hedged transaction. The updated guidance is effective January 1, 2019 through a cumulative effect adjustment that will reclassify cumulative ineffectiveness on open cash flow hedges from retained earnings to AOCI. As a result of pushdown accounting, derivative instruments that qualified for hedge accounting were recorded at fair value through adjustments to additional paid in capital at the acquisition date. As of December 31, 2018 (Successor Company), the Company has no derivative instruments that qualify for hedge accounting, therefore there will be no impact on the Company’s financial statements upon adoption.

Financial Instruments - Credit Losses

In June 2016 the FASB issued updated guidance for recognition and measurement of credit losses on certain financial instruments, including reinsurance recoverables. The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. This guidance will replace the “incurred loss” approach with an “expected loss” model for recognizing credit losses for instruments carried at other than fair value, which will initially result in the recognition of greater allowances for losses. The allowance will be an estimate of credit losses expected over the life of financial instruments, such as mortgage loans, reinsurance recoverables and receivables. The measurement of the expected credit loss estimate will be based on historical loss data, current conditions, and reasonable and supportable forecasts. Credit losses on fixed maturities available-for-sale carried at fair value will continue to be measured like other-than-temporary impairments (“OTTI”); however, the losses will be recognized through an allowance and no longer as an adjustment to the cost basis. Recoveries of OTTI will be recognized as reversals of valuation allowances recognized through net realized capital gains and losses and no longer accreted as net investment income through an adjustment to the investment yield. The Company expects to adopt the updated guidance January 1, 2020 through a cumulative-effect adjustment to retained earnings for the change in the allowance for credit losses for financial instruments carried at other than fair value. The Company is in the process of evaluating the effect on its consolidated financial statements and the ultimate impact of the adoption will depend on the composition of the financial instruments and market conditions at the adoption date. Significant implementation matters yet to be addressed include estimating lifetime expected losses on financial instruments carried at other than fair value including reinsurance recoverables, determining the impact of valuation allowances on net investment income from fixed maturities AFS, updating our investment accounting system functionality to maintain adjustable valuation allowance on fixed maturities, AFS, and developing a detailed implementation plan.

Changes to the Disclosure Requirements for Fair Value Measurement

On August 28, 2018 the FASB issued ASU 2018-13 which removes, modifies and adds certain disclosure requirements related to fair value measurements in ASC 820, Fair Value Measurements. The amendments in this guidance are effective January 1, 2020 with early adoption permitted for any removed or modified disclosures upon issuance of the guidance. Further, entities are permitted to delay adoption of the additional disclosures until their effective date. The Company has not yet determined the timing of its adoption and is currently assessing the impact of ASU 2018-13 on its financial statements.

Targeted Improvements to the Accounting for Long Duration Contracts

The FASB issued ASU 2018-12 on August 15, 2018 which impacts the existing recognition, measurement, presentation, and disclosure requirements for certain long duration contracts issued by an insurance company. The guidance is intended to improve the timeliness of recognizing changes in the liability for future policy benefits by requiring annual or more frequent updates of insurance assumptions and modifying the rate used to discount future cash flows. Cash flows under the new guidance are required to be discounted using an upper-medium grade fixed income instrument yield. The discount rate is required to be updated at each reporting date, with the effect of discount rate changes on the liability recorded in OCI. This is a change from current GAAP which utilizes assumptions, including discount rate, “locked in” at policy issuance and until such time as significant changes in experience or assumptions may require the Company to establish premium deficiency reserves. When this occurs, premium deficiency reserves are recognized by unlocking reserve assumptions to eliminate a reserve deficiency under current GAAP.

Further, the guidance seeks to improve the accounting for certain market-based options or guarantees associated with account balance contracts and improve the effectiveness of the required disclosures. These market risk benefit features are required to be measured at fair value with changes in fair value recorded in net income with the exception of changes in the fair value attributable to a change in the instrument’s credit risk, which are required to be recognized in OCI.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

This ASU is effective January 1, 2021 with early adoption permitted. The Company is currently assessing the anticipated impacts of applying ASU 2018-12 on its financial statements. While this guidance represents a material change from existing GAAP it does not change the underlying economics of the business or its related cash flows. The Company has not yet determined the timing of its adoption.

Significant Accounting Policies

The Company’s significant accounting policies are as follows:

Segment Information

The Company has one reportable segment and is comprised of the run-off operations of annuity, institutional and private-placement life insurance businesses. The Company’s determination that it has one reportable segment is based on the fact that the Company’s chief operating decision maker reviews the Company’s financial performance at a consolidated level.

Revenue Recognition

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for variable annuity and other universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders’ account balances and are recognized in the period in which services are provided. For the Company’s traditional life products, premiums are recognized as revenue when due from policyholders.

Income Taxes

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. A deferred tax provision is recorded for the tax effects of differences between the Company’s current taxable income and its income before tax under generally accepted accounting principles in the Consolidated Statements of Operations. For deferred tax assets, the Company records a valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized.

Investments

Overview

The Company’s investments in fixed maturities include bonds, structured securities, redeemable preferred stock and commercial paper. Most of these investments are classified as available-for-sale (“AFS”) and are carried at fair value. The after-tax difference between fair value and cost or amortized cost is reflected in stockholders’ equity as a component of AOCI, after adjustments for the effect of deducting certain life and annuity deferred policy acquisition costs (Predecessor Company), VOBA (Successor Company), and reserve adjustments. Effective January 1, 2018, equity securities are now measured at fair value with any changes in valuation reported in net income. For further information, see Financial Instruments - Recognition and Measurement discussion above. Fixed maturities for which the Company elected the fair value option are classified as FVO, generally certain securities that contain embedded credit derivatives, and are carried at fair value with changes in value recorded in realized capital gains and losses. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value and are primarily accounted for under the equity method with the Company’s share of earnings included in net investment income. Recognition of income related to limited partnerships and other alternative investments is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds on a one-month delay. Accordingly, income for the period of June 1, 2018 to December 31, 2018 (Successor Company), the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and for the years ended December 31, 2017, and 2016 (Predecessor Company) may not include the full impact of current year changes in valuation of the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments’ general partners. Other investments primarily consist of derivative instruments which are carried at fair value.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Net Realized Capital Gains and Losses

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in fixed maturities, FVO, equity securities, and derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, as well as ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of certain fair-value hedging instruments and their associated hedged item. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company’s impairment and mortgage loan valuation allowance policies as discussed in Note 3 - Investments of Notes to Consolidated Financial Statements. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

Net Investment Income

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future prepayments using the retrospective method; however, if these investments are impaired and for certain other asset-backed securities, any yield adjustments are made using the prospective method. Prepayment fees and make-whole payments on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, dividends are recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company’s share of earnings; however, for a portion of those investments, the Company used investment fund accounting applied to a wholly-owned fund of funds which was liquidated during 2016. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield, if necessary. The Company’s non-income producing investments were not material for the period of June 1, 2018 to December 31, 2018 (Successor Company), the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and for the years ended December 31, 2017 and 2016 (Predecessor Company).

Derivative Instruments

Overview

The Company utilizes a variety of over-the-counter (“OTC”), transactions cleared through central clearing houses (“OTC-cleared”) and exchange traded derivative instruments as part of its overall risk management strategy as well as to enter into replication transactions. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives:

•                   to hedge risk arising from interest rate, equity market, commodity market, credit spread and issuer default, price or currency exchange rate risk or volatility;

•      to manage liquidity;

•      to control transaction costs;

•      to enter into synthetic replication transactions.

Interest rate and credit default swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, little to no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment determined at inception is made by the purchaser of the contract and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date. The contracts may reference commodities, which grant the purchaser the right to either purchase from or sell to the issuer commodities at a specified price, within a specified period or on a stated date. Option contracts are typically settled in cash.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company’s derivative transactions conducted in insurance company subsidiaries are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in Other Investments and Other Liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.

The Company clears certain interest rate swap and credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid securities, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in Note 4 - Derivative Instruments of Notes to Consolidated Financial Statements. In addition, OTC-cleared transactions include price alignment amounts either received or paid on the variation margin, which are reflected in realized capital gains and losses or, if characterized as interest, in net investment income.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability (“fair value” hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability (“cash flow” hedge), (3) a hedge of a net investment in a foreign operation (“net investment” hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.

Fair Value Hedges - Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as net realized capital gains and losses with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense (“periodic derivative net coupon settlements”) are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges - Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Cash flows from cash flow hedges are presented in the same category as the cash flows from the items being hedged in the Consolidated Statement of Cash Flows.

Other Investment and/or Risk Management Activities - The Company’s other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/ or risk management purposes are reported in current period earnings as net realized capital gains and losses.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Hedge Documentation and Effectiveness Testing

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge’s inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values, cash flows or net investment in foreign operations of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the “Change in Variable Cash Flows Method”, the “Change in Fair Value Method”, the “Hypothetical Derivative Method”, or the “Dollar Offset Method”.

Discontinuance of Hedge Accounting

The Company discontinues hedge accounting prospectively when (1) it is determined that the qualifying criteria are no longer met; (2) the derivative is no longer designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. Changes in the fair value of the hedged item attributable to the hedged risk is no longer adjusted through current period earnings and the existing basis adjustment is amortized to earnings over the remaining life of the hedged item through the applicable earnings component associated with the hedged item.

When cash flow hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the hedged item.

Embedded Derivatives

The Company purchases investments and has previously issued financial products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

Credit Risk

Credit risk is defined as the risk of financial loss due to uncertainty of an obligor’s or counterparty’s ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association (“ISDA”) agreements which are structured by legal entity and by counterparty, and permit right of offset. Some agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company’s domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.

Cash

Cash represents cash on hand and demand deposits with banks or other financial institutions.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Reinsurance

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e., risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of any necessary allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company.

Deferred Policy Acquisition Costs (Predecessor Company)/Value of Business Acquired (Successor Company)

Deferred policy acquisition costs (“DAC”) represent costs that are directly related to the acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. Such costs primarily include commissions, premium taxes, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully issued contracts. As a result of the acquisition of TLI being recorded at fair value, DAC which does not represent future cash flows, was eliminated in pushdown accounting.

Value of business acquired (“VOBA”) represents the estimated value assigned to the right to receive future gross profits from cash flows and earnings of acquired insurance and investment contracts as of the date of the transaction. It is based on the actuarially estimated present value of future cash flows from the acquired insurance and investment contracts in-force as of the date of the transaction. The estimated fair value calculation of VOBA is based on certain assumptions, including mortality, persistency, expenses, interest rates, and other factors that the Company expects to experience in future years. Actual experience on the acquired contracts may vary from these projections and the recovery of VOBA is dependent upon the future profitability of the related business. The Company amortizes VOBA over estimated gross profits and it is reviewed for recoverability quarterly.

For universal life-type contracts (including variable annuities), the VOBA asset is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits (“EGPs”). The Company also uses the present value EGPs to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, life-contingent guaranteed minimum withdrawal and universal life insurance secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most life insurance product contracts, including variable annuities, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that time frame are immaterial. Future gross profits are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder’s account balance; full and partial surrender rates; interest credited; mortality; and annuitization rates. Changes in these assumptions and changes to other assumptions such as expenses and hedging costs cause EGPs to fluctuate, which impacts earnings.

The Company determines EGPs using a set of stochastic reversion to mean (“RTM”) separate account return projections which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company’s VOBA model is adjusted to reflect actual market returns at the end of each quarter. Through a consideration of recent market returns, the Company will unlock (“Unlock”), or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps. This Unlock for future separate account returns is determined each quarter.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

In the fourth quarter of 2018, the Company completed a comprehensive policyholder behavior assumption study which resulted in a non-market related after-tax charge and incorporated the results of that study into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and will revise its policyholder assumptions if credible emerging data indicates that changes are warranted. Upon completion of an annual assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the VOBA models, as well as EGPs used in the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC (predecessor), VOBA (successor), death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company’s current best estimate assumptions. The Company also tests the aggregate recoverability of DAC (predecessor) and VOBA (successor) by comparing the existing balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

Policyholders or their beneficiaries may make modifications to existing contracts. If the new modification results in a substantially changed replacement contract, the existing VOBA is written off through income. If the modified contract is not substantially changed, the existing VOBA continues to be amortized and incremental costs are expensed in the period incurred.

Reserve for Future Policy Benefits

Reserve for Future Policy Benefits on Universal Life-type Contracts

Certain contracts classified as universal life-type include death and other insurance benefit features including guaranteed minimum death benefit (“GMDB”) and the life-contingent portion of guaranteed minimum withdrawal benefit (“GMWB”) riders offered with variable annuity contracts, as well as secondary guarantee benefits offered with universal life insurance contracts. Universal life insurance secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. GMDB riders on variable annuities provide a death benefit during the accumulation phase that is generally equal to the greater of (a) the contract value at death or (b) premium payments less any prior withdrawals and may include adjustments that increase the benefit, such as for maximum anniversary value (“MAV”). For the Company’s products with life-contingent GMWB riders, the withdrawal benefit can exceed the guaranteed remaining balance (“GRB”), which is generally equal to premiums less withdrawals. In addition to recording an account value liability that represents policyholder funds, the Company records a death and other insurance benefit liability for GMDBs, the life-contingent portion of GMWBs and the universal life insurance secondary guarantees. This death and other insurance benefit liability is reported in reserve for future policy benefits in the Company’s Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company’s Consolidated Statements of Operations.

The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder’s expected account value in proportion to the present value of total expected assessments and investment margin. Total expected assessments are the aggregate of all contract charges, including those for administration, mortality, expense, and surrender. The liability is accrued as actual assessments are earned. The expected present value of benefits and assessments are generally derived from a set of stochastic scenarios that have been calibrated to our RTM separate account returns and assumptions including market rates of return, volatility, discount rates, lapse rates and mortality experience. Consistent with the Company’s policy on the Unlock, the Company regularly evaluates estimates used and adjusts the liability, with a related charge or credit to benefits, losses and loss adjustment expenses. For further information on the Unlock, see the Deferred Policy Acquisition Costs (Predecessor Company)/Value of Business Acquired (Successor Company) accounting policy section within this footnote.

The Company reinsures a portion of its in-force GMDB, GMWB, and all of its universal life insurance secondary guarantees. Net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Reserve for Future Policy Benefits on Traditional Annuity and Other Contracts

Traditional annuities recorded within the reserve for future policy benefits primarily include life-contingent contracts in the payout phase such as structured settlements and terminal funding agreements. Other contracts within the reserve for policyholder benefits include whole life and guaranteed term life insurance contracts. The reserve for future policy benefits is calculated using standard actuarial methods considering the present value of future benefits and related expenses to be paid less the present value of the portion of future premiums required using assumptions “locked in” at the time the policies were issued, including discount rate, withdrawal, mortality and expense assumptions deemed appropriate at the issue date. Future policy benefits are computed at amounts that, with additions from any estimated premiums to be received and with interest on such reserves compounded annually at assumed rates, are expected to be sufficient to meet the Company’s policy obligations at their maturities or in the event of an insured’s death. While assumptions are locked in upon issuance of new contracts and annuitizations of existing contracts, significant changes in experience or assumptions may require the Company to establish premium deficiency reserves. Premium deficiency reserves, if any, are established based on current assumptions without considering a provision for adverse deviation. Changes in or deviations from the assumptions used can significantly affect the Company’s reserve levels and results from operations.

The Company uses reinsurance for a portion of its fixed and payout annuity businesses.

Other Policyholder Funds and Benefits Payable

Other policyholder funds and benefits payable primarily include the non-variable account values associated with variable annuity and other universal life-type contracts, investment contracts, the non-life contingent portion of GMWBs that are accounted for as embedded derivatives at fair value as well as other policyholder account balances associated with our life insurance businesses. Investment contracts are non-life contingent and include institutional and governmental deposits, structured settlements and fixed annuities. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals, payments and assessments through the financial statement date. For discussion of fair value of GMWBs that represent embedded derivatives, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

Separate Account Liabilities

The Company records the variable account value portion of variable annuities, variable life insurance products and institutional and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by change in the related liability. Changes in the value of separate account assets and separate account liabilities are reported in the same line item in the Consolidated Statements of Operations. The Company earns fee income for investment management, certain administrative services and mortality and expense risks.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements

The Company carries certain financial assets and liabilities at estimated fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants. Our fair value framework includes a hierarchy that gives the highest priority to the use of quoted prices in active markets, followed by the use of market observable inputs, followed by the use of unobservable inputs. The fair value hierarchy levels are as follows:

Level 1                                Fair values based primarily on unadjusted quoted prices for identical assets, or liabilities, in active markets that the Company has the ability to access at the measurement date.

Level 2                                Fair values primarily based on observable inputs, other than quoted prices included in Level 1, or based on prices for similar assets and liabilities.

Level 3                                Fair values derived when one or more of the significant inputs are unobservable (including assumptions about risk). With little or no observable market, the determination of fair values uses considerable judgment and represents the Company’s best estimate of an amount that could be realized in a market exchange for the asset or liability. Also included are securities that are traded within illiquid markets and/or priced by independent brokers.

The Company will classify the financial asset or liability by level based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable inputs (e.g., changes in interest rates) and unobservable inputs (e.g., changes in risk assumptions) are used to determine fair values that the Company has classified within Level 3.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Successor Company
Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2018

		Quoted Prices
		in Active	Significant	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS
Asset backed securities (“ABS”)	$516	$—	$514	$2
Collateralized loan obligations (“CLOs”)	963	—	886	77
Commercial mortgage-backed securities (“CMBS”)	1,407	—	1,366	41
Corporate	7,678	—	7,351	327
Foreign government/government agencies	377	—	377	—
Bonds of municipalities and political subdivisions (“municipal bonds”)	734	—	734	—
Residential mortgage-backed securities (“RMBS”)	1,033	—	590	443
U.S. Treasuries	1,131	322	809	—
Total fixed maturities	13,839	322	12,627	890
Fixed maturities, FVO	12	—	12	—
Equity securities, at fair value	116	54	16	46
Derivative assets
Interest rate derivatives	36	—	36	—
Guaranteed minimum withdrawal benefit (“GMWB”) hedging instruments	44	—	8	36
Macro hedge program	132	—	—	132
Total derivative assets [2]	212	—	44	168
Short-term investments	844	464	380	—
Reinsurance recoverable for GMWB	40	—	—	40
Modified coinsurance reinsurance contracts	12	—	12	—
Separate account assets [3]	94,724	59,361	35,323	40
Total assets accounted for at fair value on a recurring basis	$109,799	$60,201	$48,414	$1,184
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
GMWB embedded derivative	$(80)	$—	$—	$(80)
Total other policyholder funds and benefits payable	(80)	—	—	(80)
Derivative liabilities
Credit derivatives	2	—	2	—
Foreign exchange derivatives	(91)	—	(91)	—
Interest rate derivatives	(137)	—	(110)	(27)
GMWB hedging instruments	27	—	18	9
Macro hedge program	115	—	—	115
Total derivative liabilities [4]	(84)	—	(181)	97
Total liabilities accounted for at fair value on a recurring basis	$(164)	$—	$(181)	$17

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES

TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Predecessor Company
Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2017

		Quoted Prices
		in Active	Significant	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS
Asset backed securities (“ABS”)	$819	$—	$806	$13
Collateralized loan obligations (“CLOs”)	888	—	815	73
Commercial mortgage-backed securities (“CMBS”)	2,084	—	2,058	26
Corporate	14,038	—	13,595	443
Foreign government/government agencies	407	—	406	1
Bonds of municipalities and political subdivisions (“municipal bonds”)	1,266	—	1,228	38
Residential mortgage-backed securities (“RMBS”)	1,427	—	735	692
U.S. Treasuries	1,870	284	1,586	—
Total fixed maturities	22,799	284	21,229	1,286
Fixed maturities, FVO	32	—	32	—
Equity securities, trading [1]	12	12	—	—
Equity securities, AFS	154	61	47	46
Derivative assets
Credit derivatives	1	—	1	—
Foreign exchange derivatives	(1)	—	(1)	—
Interest rate derivatives	47	—	47	—
GMWB hedging instruments	69	—	35	34
Macro hedge program	19	—	—	19
Total derivative assets [2]	135	—	82	53
Short-term investments	1,094	807	287	—
Reinsurance recoverable for GMWB	36	—	—	36
Modified coinsurance reinsurance contracts	55	—	55	—
Separate account assets [3]	113,302	73,538	38,677	185
Total assets accounted for at fair value on a recurring basis	$137,619	$74,702	$60,409	$1,606
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
GMWB embedded derivative	$(75)	$—	$—	$(75)
Total other policyholder funds and benefits payable	(75)	—	—	(75)
Derivative liabilities
Foreign exchange derivatives	(187)	—	(187)	—
Interest rate derivatives	(403)	—	(374)	(29)
GMWB hedging instruments	(2)	—	(2)	—
Macro hedge program	4	—	—	4
Total derivative liabilities [4]	(588)	—	(563)	(25)
Total liabilities accounted for at fair value on a recurring basis	$(663)	$—	$(563)	$(100)

[1]    Included in other investments on the Consolidated Balance Sheets.

[2]             Includes derivative instruments in a net positive fair value position after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements and applicable law. See footnote 4 to this table for derivative liabilities.

[3]             Approximately $3.6 billion and $2.5 billion of investment sales receivable, as of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company), respectively, are excluded from this disclosure requirement because they are trade receivables in the ordinary course of business where the carrying amount approximates fair value. Included in the total fair value amount are $468 and $902 of investments, as of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company), respectively, for which the fair value is estimated using the net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy.

[4]             Includes derivative instruments in a net negative fair value position (derivative liability) after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements and applicable law.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Fixed Maturities, Equity Securities, Short-term Investments and Free-standing Derivatives

Valuation Techniques

The Company generally determines fair values using valuation techniques that use prices, rates, and other relevant information evident from market transactions involving identical or similar instruments. Valuation techniques also include, where appropriate, estimates of future cash flows that are converted into a single discounted amount using current market expectations. The Company uses a “waterfall” approach comprised of the following pricing sources and techniques, which are listed in priority order:

•                   Quoted prices, unadjusted, for identical assets or liabilities in active markets, which are classified as Level 1.

•                   Prices from third-party pricing services, which primarily utilize a combination of techniques. These services utilize recently reported trades of identical, similar, or benchmark securities making adjustments for market observable inputs available through the reporting date. If there are no recently reported trades, they may use a discounted cash flow technique to develop a price using expected cash flows based upon the anticipated future performance of the underlying collateral discounted at an estimated market rate. Both techniques develop prices that consider the time value of future cash flows and provide a margin for risk, including liquidity and credit risk. Most prices provided by third-party pricing services are classified as Level 2 because the inputs used in pricing the securities are observable. However, some securities that are less liquid or trade less actively are classified as Level 3. Additionally, certain long-dated securities, such as municipal securities and bank loans, include benchmark interest rate or credit spread assumptions that are not observable in the marketplace and are thus classified as Level 3.

•                   Internal matrix pricing, which is a valuation process internally developed for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. Internal pricing matrices determine credit spreads that, when combined with risk-free rates, are applied to contractual cash flows to develop a price. The Company develops credit spreads using market based data for public securities adjusted for credit spread differentials between public and private securities, which are obtained from a survey of multiple private placement brokers. The market-based reference credit spread considers the issuer’s financial strength and term to maturity, using an independent public security index and trade information, while the credit spread differential considers the non-public nature of the security. Securities priced using internal matrix pricing are classified as Level 2 because the inputs are observable or can be corroborated with observable data.

•                   Independent broker quotes, which are typically non-binding and use inputs that can be difficult to corroborate with observable market based data. Brokers may use present value techniques using assumptions specific to the security types, or they may use recent transactions of similar securities. Due to the lack of transparency in the process that brokers use to develop prices, valuations that are based on independent broker quotes are classified as Level 3.

The fair value of free-standing derivative instruments are determined primarily using a discounted cash flow model or option model technique and incorporate counterparty credit risk. In some cases, quoted market prices for exchange-traded and OTC-cleared derivatives may be used and in other cases independent broker quotes may be used. The pricing valuation models primarily use inputs that are observable in the market or can be corroborated by observable market data. The valuation of certain derivatives may include significant inputs that are unobservable, such as volatility levels, and reflect the Company’s view of what other market participants would use when pricing such instruments. Unobservable market data is used in the valuation of customized derivatives that are used to hedge certain GMWB variable annuity riders. See the section “GMWB Embedded, Customized, and Reinsurance Derivatives” below for further discussion of the valuation model used to value these customized derivatives.

Valuation Controls

The fair value process for investments is monitored by the Valuation Committee of the Company’s investment manager, which is a cross-functional group of senior management at the Company’s investment manager that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures, as well as to approve changes to valuation methodologies and pricing sources. Controls and procedures used to assess third-party pricing services are reviewed by the Valuation Committee, including the results of annual due-diligence reviews.

There are also two working groups under the Valuation Committee of the Company’s investment manager: a Securities Fair Value Working Group (“Securities Working Group”) and a Derivatives Fair Value Working Group (“Derivatives Working Group”). The working groups, which include various investment, operations, accounting and risk management professionals, meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

The Securities Working Group reviews prices received from third parties to ensure that the prices represent a reasonable estimate of the fair value. The group considers trading volume, new issuance activity, market trends, new regulatory rulings and other factors to determine whether the market activity is significantly different than normal activity in an active market. A dedicated pricing unit follows up with trading and investment sector professionals and challenges prices of third-party pricing services when the estimated assumptions used differ from what the unit believes a market participant would use. If the available evidence indicates that pricing from third-party pricing services or broker quotes is based upon transactions that are stale or not from trades made in an orderly market, the Company places little, if any, weight on the third party service’s transaction price and will estimate fair value using an internal process, such as a pricing matrix.

The Derivatives Working Group reviews the inputs, assumptions and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. A dedicated pricing team works directly with investment sector professionals to investigate the impacts of changes in the market environment on prices or valuations of derivatives. New models and any changes to current models are required to have detailed documentation and are validated to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval.

The Company’s investment manager conducts other monitoring controls around securities and derivatives pricing including, but not limited to, the following:

•                   Review of daily price changes over specific thresholds and new trade comparison to third-party pricing services.

•                   Daily comparison of OTC derivative market valuations to counterparty valuations.

•                   Review of weekly price changes compared to published bond prices of a corporate bond index.

•                   Monthly reviews of price changes over thresholds, stale prices, missing prices, and zero prices.

•                   Monthly validation of prices to a second source for securities in most sectors and for certain derivatives.

The Company maintains oversight of its investment manager’s internal controls, including valuation controls, and maintains the final decision on all valuation matters.

Valuation Inputs

Quoted prices for identical assets in active markets are considered Level 1 and consist of on-the-run U.S. Treasuries, money market funds, exchange-traded equity securities, open-ended mutual funds, short-term investments, and exchange traded futures and option contracts.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Valuation Inputs Used in Level 2 and 3 Measurements for Securities and Freestanding Derivatives
Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs
Fixed Maturity Investments
Structured securities (includes ABS, CLOs, CMBS and RMBS)

• Benchmark yields and spreads
• Monthly payment information
• Collateral performance, which varies by vintage year and includes delinquency rates, loss severity rates and refinancing assumptions
• Credit default swap indices

Other inputs for ABS and RMBS:
• Estimate of future principal prepayments, derived based on the characteristics of the underlying structure
• Prepayment speeds previously experienced at the interest rate levels projected for the collateral

• Independent broker quotes
• Credit spreads beyond observable curve
• Interest rates beyond observable curve

Other inputs for less liquid securities or those that trade less actively, including subprime RMBS:

• Estimated cash flows
• Credit spreads, which include illiquidity premium
• Constant prepayment rates
• Constant default rates
• Loss severity

Corporates

• Benchmark yields and spreads
• Reported trades, bids, offers of the same or similar securities
• Issuer spreads and credit default swap curves

Other inputs for investment grade privately placed securities that utilize internal matrix pricing:
• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature

• Independent broker quotes
• Credit spreads beyond observable curve
• Interest rates beyond observable curve

Other inputs for below investment grade privately placed securities:
• Independent broker quotes
• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature

U.S. Treasuries, Municipals, and Foreign government/government agencies

• Benchmark yields and spreads
• Issuer credit default swap curves
• Political events in emerging market economies
• Municipal Securities Rulemaking Board reported trades and material event notices
• Issuer financial statements

• Independent broker quotes • Credit spreads beyond observable curve • Interest rates beyond observable curve
Equity Securities
• Quoted prices in markets that are not active	• For privately traded equity securities, internal discounted cash flow models utilizing earnings multiples or other cash flow assumptions that are not observable
Short Term Investments
• Benchmark yields and spreads • Reported trades, bids, offers • Issuer spreads and credit default swap curves • Material event notices and new issue money market rates	Not applicable
Derivatives
Credit derivatives
• Swap yield curve • Credit default swap curves	Not applicable
Equity derivatives
• Equity index levels • Swap yield curve	• Independent broker quotes • Equity volatility
Foreign exchange derivatives
• Swap yield curve • Currency spot and forward rates • Cross currency basis curves	Not applicable
Interest rate derivatives
• Swap yield curve	• Independent broker quotes • Interest rate volatility

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Significant Unobservable Inputs for Level 3 - Securities
As of December 31, 2018 (Successor Company)
Assets Accounted
for at Fair Value		Predominant				Weighted	Impact of
on a Recurring	Fair	Valuation				Average	Increase in Input on
Basis	Value	Technique	Significant Unobservable Input	Minimum	Maximum	[1]	Fair Value [2]
CMBS [3]	$1	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	9bps	1,816bps	278bps	Decrease
Corporate [4]	144	Discounted cash flows	Spread	145bps	1,145bps	400bps	Decrease
RMBS [3]	426	Discounted cash flows	Spread	31bps	346bps	92bps	Decrease
			Constant prepayment rate	—%	13%	6%	Decrease [5]
			Constant default rate	2%	8%	3%	Decrease
			Loss severity	—%	100%	58%	Decrease
As of December 31, 2017 (Predecessor Company)
CMBS [3]	$15	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	9bps	1,816bps	457bps	Decrease
Corporate [4]	190	Discounted cash flows	Spread	103bps	1,000bps	355bps	Decrease
Municipal	22	Discounted cash flows	Spread	192bps	250bps	228bps	Decrease
RMBS [3]	692	Discounted cash flows	Spread	24bps	463bps	77bps	Decrease
			Constant prepayment rate	—%	25%	6%	Decrease [5]
			Constant default rate	—%	7%	4%	Decrease
			Loss severity	—%	100%	65%	Decrease

[1]      The weighted average is determined based on the fair value of the securities.

[2]      Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

[3]      Excludes securities for which the Company based fair value on broker quotations.

[4]      Excludes securities for which the Company bases fair value on broker quotations; however, included are broker-priced lower-rated private placement securities for which the Company receives spread and yield information to corroborate the fair value.

[5]      Decrease for above market rate coupons and increase for below market rate coupons.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Significant Unobservable Inputs for Level 3 - Freestanding Derivatives
As of December 31, 2018 (Successor Company)
						Impact of
	Fair	Predominant Valuation	Significant			Increase in Input
	Value	Technique	Unobservable Input	Minimum	Maximum	on Fair Value [1]
Interest rate derivatives
Interest rate swaps	$(27)	Discounted cash flows	Swap curve beyond 30 years	3%	3%	Decrease
GMWB hedging instruments
Equity variance swaps	(26)	Option model	Equity volatility	22%	22%	Increase
Equity options	(1)	Option model	Equity volatility	30%	32%	Increase
Customized swaps	71	Discounted cash flows	Equity volatility	18%	30%	Increase
Interest rate swaption	1	Option model	Interest rate volatility	3%	3%	Increase
Macro hedge program [2]
Equity options	250	Option model	Equity volatility	17%	30%	Increase
As of December 31, 2017 (Predecessor Company)
Interest rate derivatives
Interest rate swaps	$(29)	Discounted cash flows	Swap curve beyond 30 years	2%	3%	Decrease
GMWB hedging instruments
Equity variance swaps	(26)	Option model	Equity volatility	19%	19%	Increase
Equity options	1	Option model	Equity volatility	27%	30%	Increase
Customized swaps	59	Discounted cash flows	Equity volatility	7%	30%	Increase
Macro hedge program [2]
Equity options	29	Option model	Equity volatility	18%	31%	Increase

[1]      Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

[2]      Excludes derivatives for which the Company bases fair value on broker quotations.

While the Company does not have access to the significant unobservable inputs that independent brokers may use in their pricing process, the Company believes brokers likely use inputs similar to those used by the Company and third-party pricing services to price similar instruments. As such, in their pricing models, brokers likely use estimated loss severity rates, prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities, increases in these inputs would generally cause fair values to decrease. For the period of June 1, 2018 to December 31, 2018 (Successor Company) and the period of January 1, 2018 to May 31, 2018 (Predecessor Company), no significant adjustments were made by the Company to broker prices received.

Transfers between Levels

Transfers of securities among the levels occur at the beginning of the reporting period. The amount of transfers from Level 1 to Level 2 was $171 and $283, for the period of June 1, 2018 to December 31, 2018 (Successor Company) and the period of January 1, 2018 to May 31, 2018 (Predecessor Company), respectively, which represented previously on-the-run U.S.Treasury securities that are now off-the-run. For the period of June 1, 2018 to December 31, 2018 (Successor Company) and the period of January 1, 2018 to May 31, 2018 (Predecessor Company), there were no transfers from Level 2 to Level 1. The amount of transfers from Level 1 to Level 2 was $773, for the year ended December 31, 2017 (Predecessor Company), which represented previously on-the-run U.S.Treasury securities that are now off-the-run. For the year ended December 31, 2017 (Predecessor Company), there were no transfers from Level 2 to Level 1. See the fair value roll-forward tables for the transfers into and out of Level 3.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

GMWB Embedded, Customized and Reinsurance Derivatives

GMWB Embedded Derivatives

The Company formerly offered certain variable annuity products with GMWB riders that provide the policyholder with a guaranteed remaining balance (“GRB”) which is generally equal to premiums less withdrawals. If the policyholder’s account value is reduced to a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. When payments of the GRB are not life- contingent, the GMWB represents an embedded derivative carried at fair value reported in other policyholder funds and benefits payable in the Consolidated Balance Sheets with changes in fair value reported in net realized capital gains and losses.

Free-standing Customized Derivatives

The Company holds free-standing customized derivative contracts to provide protection from certain capital markets risks for the remaining term of specified blocks of non-reinsured GMWB riders. These customized derivatives are based on policyholder behavior assumptions specified at the inception of the derivative contracts. The Company retains the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices. These derivatives are reported in the Consolidated Balance Sheets within other investments or other liabilities, as appropriate, after considering the impact of master netting agreements.

GMWB Reinsurance Derivative

The Company has reinsurance arrangements in place to transfer a portion of its risk of loss due to GMWB. These arrangements are recognized as derivatives carried at fair value and reported in reinsurance recoverables in the Consolidated Balance Sheets. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains and losses.

Valuation Techniques

Fair values for GMWB embedded derivatives, free-standing customized derivatives and reinsurance derivatives are classified as Level 3 in the fair value hierarchy and are calculated using internally developed models that utilize significant unobservable inputs because active, observable markets do not exist for these items. In valuing the GMWB embedded derivative, the Company attributes to the derivative a portion of the expected fees to be collected over the expected life of the contract from the contract holder equal to the present value of future GMWB claims. The excess of fees collected from the contract holder in the current period over the portion of fees attributed to the embedded derivative in the current period are associated with the host variable annuity contract and reported in fee income.

Valuation Controls

Oversight of the Company’s valuation policies and processes for GMWB embedded, reinsurance, and customized derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company’s valuation model as well as associated controls.

Valuation Inputs

The fair value for each of the non-life contingent GMWBs, the free-standing customized derivatives and the GMWB reinsurance derivative is calculated as an aggregation of the following components: Best Estimate Claim Payments; Credit Standing Adjustment; and Margins. The Company believes the aggregation of these components results in an amount that a market participant in an active liquid market would require, if such a market existed, to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. Each component described in the following discussion is unobservable in the marketplace and requires subjectivity by the Company in determining its value.

Best Estimate Claim Payments

The Best Estimate Claim Payments are calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating unobservable inputs including expectations concerning policyholder behavior. These assumptions are input into a stochastic risk neutral scenario process that is used to determine the valuation and involves numerous estimates and subjective judgments regarding a number of variables.

The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated at least annually as part of the Company’s annual fourth-quarter comprehensive study to refine its estimate of future gross profits. In addition, the Company recognizes non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Credit Standing Adjustment

The credit standing adjustment is an estimate of the adjustment to the fair value that market participants would require in determining fair value to reflect the risk that GMWB benefit obligations or the GMWB reinsurance recoverables will not be fulfilled. The Company incorporates a blend of estimates of peer company and reinsurer bond spreads and credit default spreads from capital markets, adjusted for market recoverability.

Margins

The behavior risk margin adds a margin that market participants would require, in determining fair value, for the risk that the Company’s assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Valuation Inputs Used in Levels 2 and 3 Measurements for GMWB Embedded, Customized and Reinsurance Derivatives

Level 2	Level 3
Primary Observable Inputs	Primary Unobservable Inputs

•  Risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates

•  Correlations of 10 years of observed historical returns across underlying well-known market indices

•  Correlations of historical index returns compared to separate account fund returns

•  Equity index levels

•  Market implied equity volatility assumptions

•  Credit standing adjustment assumptions

Assumptions about policyholder behavior, including:

•  Withdrawal utilization

•  Withdrawal rates

•  Lapse rates

•  Reset elections

Significant Unobservable Inputs for Level 3 GMWB Embedded Customized and Reinsurance Derivatives
As of December 31, 2018 (Successor Company)
	Unobservable Inputs	Unobservable Inputs	Impact of Increase in Input
Significant Unobservable Input	(Minimum)	(Maximum)	on Fair Value Measurement [1]
Withdrawal utilization [2]	15%	100%	Increase
Withdrawal rates [3]	—%	8%	Increase
Lapse rates [4]	1%	40%	Decrease
Reset elections [5]	20%	45%	Increase
Equity volatility [6]	17%	30%	Increase
Credit standing adjustment [7]	0.04%	0.28%	Decrease
As of December 31, 2017 (Predecessor Company)
	Unobservable Inputs	Unobservable Inputs	Impact of Increase in Input
Significant Unobservable Input	(Minimum)	(Maximum)	on Fair Value Measurement [1]
Withdrawal utilization [2]	15%	100%	Increase
Withdrawal rates [3]	—%	8%	Increase
Lapse rates [4]	—%	40%	Decrease
Reset elections [5]	30%	75%	Increase
Equity volatility [6]	7%	30%	Increase

[1]      Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

[2]      Range represents assumed cumulative percentages of policyholders taking withdrawals.

[3]      Range represents assumed annual amount withdrawn by policyholders.

[4]      Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

[5]      Range represents assumed percentages of policyholders that would elect to reset their guaranteed benefit base.

[6]      Range represents implied market volatilities for equity indices based on multiple pricing sources.

[7]      Range represents Company credit spreads, adjusted for market recoverability.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Separate Account Assets

Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. For limited partnerships in which fair value represents the separate account’s share of the NAV, 51% were subject to significant liquidation restrictions as of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company). Total limited partnerships that do not allow any form of redemption were 0% and 21%, as of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company), respectively. Separate account assets classified as Level 3 primarily include long-dated bank loans, subprime RMBS and commercial mortgage loans.

Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs

The Company uses derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated asset or liability. Therefore, the realized and unrealized gains and losses on derivatives reported in the Level 3 roll-forward may be offset by realized and unrealized gains and losses of the associated assets and liabilities in other line items of the financial statements.

The following tables present a reconciliation of the beginning and ending balances for fair value measurements for the period of June 1, 2018 to December 31, 2018 (Successor Company), for which the Company had used significant unobservable inputs (Level 3):

Fair Value Roll-forwards for Financial Instruments Classified as Level 3
		Total Realized/
		Unrealized Gains
		(Losses)
	Fair Value	Included in					Transfers	Transfers	Fair Value
	as of	Net					into	out of	as of
	June 1,	Income [1]	Included				Level 3	Level 3	December
	2018	[2] [6]	in OCI [3]	Purchases	Settlements	Sales	[4]	[4]	31, 2018

Assets
Fixed maturities, AFS
ABS	$12	$—	$—	$20	$(1)	$(4)	$1	$(26)	$2
CLOs	65	—	(1)	142	(3)	(7)	—	(119)	77
CMBS	17	—	—	42	(1)	(1)	—	(16)	41
Corporate	451	(6)	(7)	17	(2)	(33)	6	(99)	327
Municipal	24	—	—	—	—	(12)	—	(12)	—
RMBS	617	—	(1)	38	(71)	(117)	—	(23)	443
Total fixed maturities, AFS	1,186	(6)	(9)	259	(78)	(174)	7	(295)	890
Equity securities, at fair value	42	1	—	4	—	(1)	—	—	46
Freestanding derivatives
Interest rate	(27)	—	—	—	—	—	—	—	(27)
GMWB hedging instruments	17	28	—	—	—	—	—	—	45
Macro hedge program	(5)	156	—	41	55	—	—	—	247
Total freestanding derivatives [5]	(15)	184	—	41	55	—	—	—	265
Reinsurance recoverable for GMWB	22	10	—	—	8	—	—	—	40
Separate accounts	55	—	—	45	—	(7)	6	(59)	40
Total assets	$1,290	$189	$(9)	$349	$(15)	$(182)	$13	$(354)	$1,281
(Liabilities)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	(21)	(25)	—	—	(34)	—	—	—	(80)
Total other policyholder funds and benefits payable	(21)	(25)	—	—	(34)	—	—	—	(80)
Total liabilities	$(21)	$(25)	$—	$—	$(34)	$—	$—	$—	$(80)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the period of January 1, 2018 to May 31, 2018 (Predecessor Company), for which the Company has used significant unobservable inputs (Level 3):

Fair Value Roll-forwards for Financial Instruments Classified as Level 3
		Total Realized/
		Unrealized Gains
		(Losses)
	Fair Value						Transfers	Transfers	Fair
	as of	Included in					into	out of	Value as
	January	Net Income	Included in				Level 3	Level 3	of May
	1, 2018	[1] [2] [6]	OCI [3]	Purchases	Settlements	Sales	[4]	[4]	31, 2018

Assets
Fixed maturities, AFS
ABS	$13	$—	$—	$6	$(1)	$—	$1	$(7)	$12
CLOs	73	—	—	5	—	(3)	—	(10)	65
CMBS	26	—	—	7	(1)	(15)	—	—	17
Corporate	443	2	(23)	47	(16)	(46)	64	(20)	451
Foreign Govt./Govt. agencies	1	—	—	—	(1)	—	—	—	—
Municipal	38	—	(1)	—	—	—	—	(13)	24
RMBS	692	—	(3)	35	(78)	(24)	—	(5)	617
Total fixed maturities, AFS	1,286	2	(27)	100	(97)	(88)	65	(55)	1,186
Equity securities, at fair value	46	10	—	—	—	(14)	—	—	42
Freestanding derivatives
Interest rate	(29)	2	—	—	—	—	—	—	(27)
GMWB hedging instruments	34	(15)	—	—	—	(2)	—	—	17
Macro hedge program	23	(28)	—	—	—	—	—	—	(5)
Total freestanding derivatives [5]	28	(41)	—	—	—	(2)	—	—	(15)
Reinsurance recoverable for GMWB	36	(19)	—	—	5	—	—	—	22
Separate accounts	185	—	—	34	—	(164)	22	(22)	55
Total assets	$1,581	$(48)	$(27)	$134	$(92)	$(268)	$87	$(77)	$1,290
(Liabilities)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	(75)	82	—	—	(28)	—	—	—	(21)
Total other policyholder funds and benefits payable	(75)	82	—	—	(28)	—	—	—	(21)
Total liabilities	$(75)	$82	$—	$—	$(28)	$—	$—	$—	$(21)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2017 (Predecessor Company), for which the Company has used significant unobservable inputs (Level 3):

Fair Value Roll-forwards for Financial Instruments Classified as Level 3
		Total Realized/
		Unrealized Gains
		(Losses)
	Fair Value						Transfers	Transfers	Fair Value
	as of	Included in					into	out of	as of
	January	Net Income	Included				Level 3	Level 3	December
	1, 2017	[1] [2] [6]	in OCI [3]	Purchases	Settlements	Sales	[4]	[4]	31, 2017

Assets
Fixed maturities, AFS
ABS	$37	$—	$—	$14	$(6)	$—	$6	$(38)	$13
CLOs	260	14	(17)	147	(107)	(19)	—	(205)	73
CMBS	21	—	1	33	(4)	—	—	(25)	26
Corporate	566	(8)	23	111	(7)	(95)	78	(225)	443
Foreign Govt./Govt. agencies	17	—	1	3	(2)	—	—	(18)	1
Municipal	72	—	4	—	(1)	(5)	—	(32)	38
RMBS	711	—	19	155	(185)	—	—	(8)	692
Total fixed maturities, AFS	1,684	6	31	463	(312)	(119)	84	(551)	1,286
Equity securities, AFS	44	—	(4)	6	—	—	—	—	46
Freestanding derivatives
Equity	—	—	—	—	—	—	—	—	—
Interest rate	(30)	1	—	—	—	—	—	—	(29)
GMWB hedging instruments	81	(47)	—	—	—	—	—	—	34
Macro hedge program	167	10	—	9	—	(163)	—	—	23
Total freestanding derivatives [5]	218	(36)	—	9	—	(163)	—	—	28
Reinsurance recoverable for GMWB	73	(52)	—	—	15	—	—	—	36
Separate accounts	201	3	6	152	(8)	(53)	11	(127)	185
Total assets	$2,220	$(79)	$33	$630	$(305)	$(335)	$95	$(678)	$1,581
(Liabilities)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	(241)	231	—	—	(65)	—	—	—	(75)
Equity linked notes	(33)	(4)	—	—	37	—	—	—	—
Total other policyholder funds and benefits payable	(274)	227	—	—	(28)	—	—	—	(75)
Total liabilities	$(274)	$227	$—	$—	$(28)	$—	$—	$—	$(75)

[1]        The Company classifies realized and unrealized gains (losses) on GMWB reinsurance derivatives and GMWB embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

[2]        Amounts in these rows are generally reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization.

[3]        All amounts are before income taxes and amortization.

[4]        Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

[5]        Derivative instruments are reported in this table on a net basis for asset (liability) positions and reported in the Consolidated Balance Sheets in other investments and other liabilities.

[6]        Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Changes in Unrealized Gains (Losses) Included in Net Income (Loss) for Financial Instruments Classified as Level 3

Still Held at End of Period

	Successor Company	Predecessor Company
	June 1, 2018 to	January 1, 2018	For the Year Ended
	December 31, 2018	to May 31, 2018	December 31, 2017
	[1] [2]	[1] [2]	[1] [2]

Assets
Fixed maturities, AFS
Corporate	$(6)	$2	$(1)
Total fixed maturities, AFS	(6)	2	(1)
Freestanding derivatives
Interest rate	1	(5)	1
GMWB hedging instruments	28	(17)	(61)
Macro hedge program	252	(26)	(77)
Total freestanding derivatives	281	(48)	(137)
Reinsurance recoverable for GMWB	10	(19)	(52)
Separate accounts	—	—	1
Total assets	$285	$(65)	$(189)
(Liabilities)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	$(25)	$82	$231
Equity linked notes	—	—	(4)
Total other policyholder funds and benefits payable	(25)	82	227
Total liabilities	$(25)	$82	$227

[1]        All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization.

[2]        Amounts presented are for Level 3 only and therefore may not agree to other disclosures included herein.

Fair Value Option

The Company has elected the fair value option for certain securities that contain embedded credit derivatives with underlying credit risk, related to residential real estate, and these securities are included within Fixed Maturities, FVO on the Consolidated Balance Sheets.

As of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company), the fair value of assets and liabilities using the fair value option was $12 and $32, respectively, within the residential real estate sector.

The Company also previously elected the fair value option for certain equity securities in order to align the accounting with total return swap contracts that hedged the risk associated with the investments. The swaps did not qualify for hedge accounting and the change in value of both the equity securities and the total return swaps were recorded in net realized capital gains and losses. These equity securities were classified within equity securities, AFS on the Consolidated Balance Sheets. Income earned from FVO securities was recorded in net investment income and changes in fair value were recorded in net realized capital gains and losses.

For the period of June 1, 2018 to December 31, 2018 (Successor Company) and the period of January 1, 2018 to May 31, 2018 (Predecessor Company) there were no realized capital gains (losses) related to the fair value of assets using the fair value option. For the year ended December 31, 2017 (Predecessor Company) the income earned from FVO securities and the changes recorded in net realized capital gains (losses) were $1, related to equity securities. For the year ended December 31, 2016 (Predecessor Company) the income earned from FVO securities and the changes recorded in net realized capital gains (losses) was $3 and $(34), related to residential real-estate and equity securities, respectively. The Company did not hold any of these equity securities as of December 31, 2018 (Successor Company).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Financial Assets and Liabilities Not Carried at Fair Value

	Fair Value Hierarchy Level	Successor Company		Predecessor Company
		Carrying Amount	Fair Value	Carrying Amount	Fair Value
		December 31, 2018		December 31, 2017
Assets
Policy loans	Level 3	$1,441	$1,441	$1,432	$1,432
Mortgage loans	Level 3	$2,100	$2,125	$2,872	$2,941
Liabilities
Other policyholder funds and benefits payable [1]	Level 3	$6,186	$5,888	$5,905	$6,095
Consumer notes [2] [3]	Level 3	$—	$—	$8	$8
Assumed investment contracts [3]	Level 3	$185	$185	$342	$361

[1]   Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

[2]   Excludes amounts carried at fair value and included in preceding disclosures.

[3]   Included in other liabilities in the Consolidated Balance Sheets.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments

Net Investment Income
	Successor
	Company	Predecessor Company
	June 1, 2018 to
	December 31,	January 1, 2018	For the years ended December 31,
(Before-tax)	2018	to May 31, 2018	2017	2016
Fixed maturities [1]	$343	$395	$995	$1,049
Equity securities	9	4	9	8
Mortgage loans	49	54	124	135
Policy loans	48	32	79	83
Limited partnerships and other alternative investments	67	41	75	86
Other [2]	11	13	54	64
Investment expenses	(18)	(19)	(55)	(52)
Total net investment income	$509	$520	$1,281	$1,373

[1]  Includes net investment income on short-term investments.

[2]  Primarily includes income from derivatives that qualify for hedge accounting and hedge fixed maturities.

Net Realized Capital Gains (Losses)
	Successor
	Company	Predecessor Company
	June 1, 2018 to
	December 31,	January 1, 2018	For the years ended December 31,
(Before tax)	2018	to May 31, 2018	2017	2016
Gross gains on sales	$12	$49	$226	$211
Gross losses on sales	(38)	(112)	(58)	(93)
Equity securities [1]	(21)	2	—	—
Net OTTI losses recognized in earnings	(7)	—	(14)	(28)
Valuation allowances on mortgage loans	(5)	—	2	—
Results of variable annuity hedge program
GMWB derivatives, net	12	12	48	(38)
Macro hedge program	153	(36)	(260)	(163)
Total results of variable annuity hedge program	165	(24)	(212)	(201)
Transactional foreign currency revaluation	9	(6)	(1)	(70)
Non-qualifying foreign currency derivatives	(10)	7	(5)	57
Other, net [2]	37	(23)	2	(39)
Net realized capital gains (losses)	$142	$(107)	$(60)	$(163)

[1]      Effective January 1, 2018, with adoption of new accounting standards for equity securities, include all changes in fair value and trading gains and losses for equity securities at fair value.

[2]      Includes gains (losses) on non-qualifying derivatives, excluding foreign currency derivatives, of $35 for the period of June 1, 2018 to December 31, 2018 (Successor Company), $(10) for the period of January 1, 2018 to May 31, 2018 (Predecessor Company), and $0 and $6 for the years ended December 31, 2017 and 2016 (Predecessor Company), respectively.

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. For the period of June 1, 2018 to December 31, 2018 (Successor Company), before tax, net gains and losses on sales and impairments previously reported as unrealized gains or losses in AOCI were $(32). Before tax, net gains and losses on sales and impairments previously reported as unrealized gains or losses were $(2) for the period January 1, 2018 to May 31, 2018 (Predecessor Company). Before tax, net gains and losses on sales and impairments previously reported as unrealized gains or losses in AOCI were $153 and $89 for the years ended December 31, 2017 and 2016 (Predecessor Company), respectively.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Sales of AFS Securities
	Successor
	Company	Predecessor Company
	June 1, 2018 to	January 1, 2018 to	For the years ended December 31,
	December 31, 2018	May 31, 2018	2017	2016
Fixed maturities, AFS
Sale proceeds	$2,523	$3,523	$7,979	$7,409
Gross gains	12	45	211	206
Gross losses	(37)	(47)	(56)	(85)
Equity securities, AFS
Sale proceeds			$203	$321
Gross gains			13	4
Gross losses			(1)	(8)

Sales of AFS securities in 2018 were primarily a result of duration and liquidity management, as well as tactical changes to the portfolio as a result of changing market conditions.

The net unrealized gain (loss) on equity securities included in net realized capital gains (losses) related to equity securities still held as of December 31, 2018 (Successor Company), was $(14) and $(3) for the period of June 1, 2018 to December 31, 2018 (Successor Company), and the period of January 1, 2018 to May 31, 2018 (Predecessor Company), respectively. Prior to January 1, 2018, changes in net unrealized gains (losses) were included in AOCI.

Recognition and Presentation of Other-Than-Temporary Impairments

The Company will record an other-than-temporary impairment (“OTTI”) for fixed maturities if the Company intends to sell or it is more likely than not that the Company will be required to sell the security before a recovery in value. A corresponding charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security.

The Company will also record an OTTI for those fixed maturities for which the Company does not expect to recover the entire amortized cost basis. For these securities, the excess of the amortized cost basis over its fair value is separated into the portion representing a credit OTTI, which is recorded in net realized capital losses, and the remaining non-credit amount, which is recorded in OCI. The credit OTTI amount is the excess of its amortized cost basis over the Company’s best estimate of discounted expected future cash flows. The non-credit amount is the excess of the best estimate of the discounted expected future cash flows over the fair value. The Company’s best estimate of discounted expected future cash flows becomes the new cost basis and accretes prospectively into net investment income over the estimated remaining life of the security.

The Company’s best estimate of expected future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions regarding the future performance. The Company’s considerations include, but are not limited to, (a) changes in the financial condition of the issuer and the underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments, (c) credit ratings, (d) payment structure of the security and (e) the extent to which the fair value has been less than the amortized cost of the security.

For non-structured securities, assumptions include, but are not limited to, economic and industry-specific trends and fundamentals, security-specific developments, industry earnings multiples and the issuer’s ability to restructure and execute asset sales.

For structured securities, assumptions include, but are not limited to, various performance indicators such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, loan-to-value (“LTV”) ratios, average cumulative collateral loss rates that vary by vintage year, prepayment speeds, and property value declines. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value.

Prior to January 1, 2018, the Company recorded an OTTI for certain equity securities with debt-like characteristics if the Company intended to sell or it was more likely than not that the Company was required to sell the security before a recovery in value as well as for those equity securities for which the Company did not expect to recover the entire amortized cost basis. The Company also recorded an OTTI for equity securities where the decline in the fair value was deemed to be other-than-temporary. For further discussion of these policies, see Recognition and Presentation of Other-Than-Temporary Impairments within Note 3 - Investments of Notes to Consolidated Financial Statements included in the Company’s 2017 Form 10-K Annual Report (Predecessor Company).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Impairments in Earnings by Type
	Successor
	Company	Predecessor Company
	June 1, 2018 to	January 1, 2018 to	For the years ended December 31,
	December 31, 2018	May 31, 2018	2017	2016
Intent-to-sell impairments	$1	$—	$—	$4
Credit impairments	6	—	14	22
Impairments on equity securities	—	—	—	2
Total impairments	$7	$—	$14	$28

Cumulative Credit Impairments
	Successor
	Company	Predecessor Company
	June 1, 2018	January 1,	For the years ended December 31,
	to December	2018 to May
(Before tax)	31, 2018	31, 2018	2017	2016
Balance as of beginning of period	$—	$(88)	$(170)	$(211)
Additions for credit impairments recognized on [1]:
Securities not previously impaired	(6)	—	(1)	(9)
Securities previously impaired	—	—	(13)	(13)
Reductions for credit impairments previously recognized on:
Securities that matured or were sold during the period	—	17	82	44
Securities due to an increase in expected cash flows	—	1	14	19
Balance as of end of period	$(6)	$(70)	$(88)	$(170)

[1]   These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

Available-for-Sale Securities

AFS Securities by Type
	Successor Company					Predecessor Company
	December 31, 2018					December 31, 2017
					Non-					Non-
	Cost or	Gross	Gross		Credit	Cost or	Gross	Gross		Credit
	Amortized	Unrealized	Unrealized	Fair	OTTI	Amortized	Unrealized	Unrealized	Fair	OTTI
	Cost [1]	Gains	Losses	Value	[2]	Cost	Gains	Losses	Value	[2]
ABS	$514	$2	$—	$516	$—	$821	$9	$(11)	$819	$—
CLOs	971	5	(13)	963	—	886	2	—	888	—
CMBS	1,409	8	(7)	1,407	—	2,061	45	(22)	2,084	(1)
Corporate	7,860	19	(236)	7,678	(1)	12,587	1,483	(32)	14,038	—
Foreign govt./govt. agencies	383	3	(6)	377	—	379	30	(2)	407	—
Municipal	738	5	(10)	734	—	1,125	142	(1)	1,266	—
RMBS	1,034	3	(4)	1,033	—	1,388	41	(2)	1,427	—
U.S. Treasuries	1,126	8	(3)	1,131	—	1,667	206	(3)	1,870	—
Total fixed maturities, AFS	14,035	53	(279)	13,839	(1)	20,914	1,958	(73)	22,799	(1)
Equity securities, AFS [3]						140	14	—	154	—
Total AFS securities	$14,035	$53	$(279)	$13,839	$(1)	$21,054	$1,972	$(73)	$22,953	$(1)

[1]        The cost or amortized cost of assets that support modified coinsurance reinsurance contracts were not adjusted as part of the application of pushdown accounting. As a result, gross unrealized gains (losses) only include subsequent changes in value recorded in AOCI beginning June 1, 2018. Prior changes in value have been recorded in additional paid-in capital.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

[2]        Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2018 (Successor Company) and 2017 (Predecessor Company).

[3]        Effective January 1, 2018, with the adoption of new accounting standards for financial instruments, equity securities, AFS were reclassified to equity securities at fair value and are excluded from the table above as of December 31, 2018.

Fixed maturities, AFS, by Contractual Maturity Year
	Successor Company		Predecessor Company
	December 31, 2018		December 31, 2017
Contractual Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
One year or less	$481	$479	$844	$850
Over one year through five years	1,508	1,501	3,498	3,580
Over five years through ten years	1,807	1,783	3,178	3,321
Over ten years	6,311	6,157	8,238	9,830
Subtotal	10,107	9,920	15,758	17,581
Mortgage-backed and asset-backed securities	3,928	3,919	5,156	5,218
Total fixed maturities, AFS	$14,035	$13,839	$20,914	$22,799

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment speeds (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

Concentration of Credit Risk

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company had no investment exposure to any credit concentration risk of a single issuer greater than 10% of the Company’s stockholder’s equity, other than the U.S. government and certain U.S. government agencies as of December 31, 2018 (Successor Company) or December 31, 2017 (Predecessor Company). As of December 31, 2018 (Successor Company), other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were CVS Health Corporation, Microsoft Corporation, and HSBC Holdings PLC, which each comprised less than 1% of total invested assets. As of December 31, 2017 (Predecessor Company), other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were HSBC Holdings PLC, Microsoft Corporation, and National Grid PLC, which each comprised less than 1% of total invested assets.

The Company’s three largest exposures by sector as of December 31, 2018 (Successor Company), were utilities, financial services, and CMBS which comprised approximately 8%, 7% and 7%, respectively, of total invested assets. The Company’s three largest exposures by sector as of December 31, 2017 (Predecessor Company) were financial services, utilities, and CMBS which comprised approximately 9%, 9% and 7%, respectively, of total invested assets.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Unrealized Losses on AFS Securities

Unrealized Loss Aging for AFS Securities by Type and Length of Time as of December 31, 2018
Successor Company
	Less Than 12 Months			12 Months or More			Total
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost [1]	Value	Losses	Cost [1]	Value	Losses	Cost [1]	Value	Losses
ABS	$179	$179	$—	$—	$—	$—	$179	$179	$—
CLOs	887	874	(13)	—	—	—	887	874	(13)
CMBS	762	754	(7)	—	—	—	762	754	(7)
Corporate	6,748	6,549	(236)	—	—	—	6,748	6,549	(236)
Foreign govt./govt. agencies	218	212	(6)	—	—	—	218	212	(6)
Municipal	490	480	(10)	—	—	—	490	480	(10)
RMBS	727	723	(4)	—	—	—	727	723	(4)
U.S. Treasuries	619	616	(3)	—	—	—	619	616	(3)
Total fixed maturities, AFS in an unrealized loss position	$10,630	$10,387	$(279)	$—	$—	$—	$10,630	$10,387	$(279)

Unrealized Loss Aging for AFS Securities by Type and Length of Time as of December 31, 2017
Predecessor Company
	Less Than 12 Months			12 Months or More			Total
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses	Cost	Value	Losses
ABS	$158	$157	$(1)	$219	$209	$(10)	$377	$366	$(11)
CLOs	242	242	—	37	37	—	279	279	—
CMBS	524	517	(7)	346	331	(15)	870	848	(22)
Corporate	1,082	1,074	(8)	779	755	(24)	1,861	1,829	(32)
Foreign govt./govt. agencies	60	59	(1)	35	34	(1)	95	93	(2)
Municipal	9	9	—	10	9	(1)	19	18	(1)
RMBS	288	287	(1)	28	27	(1)	316	314	(2)
U.S. Treasuries	382	380	(2)	38	37	(1)	420	417	(3)
Total fixed maturities, AFS in an unrealized loss position	$2,745	$2,725	$(20)	$1,492	$1,439	$(53)	$4,237	$4,164	$(73)
Equity securities, AFS [2]	6	6	—	3	3	—	9	9	—
Total securities in an unrealized loss position	$2,751	$2,731	$(20)	$1,495	$1,442	$(53)	$4,246	$4,173	$(73)

[1]        The cost or amortized cost of assets that support modified coinsurance reinsurance contracts were not adjusted as part of the application of pushdown accounting. As a result, gross unrealized gains (losses) only include subsequent changes in value recorded in AOCI beginning June 1, 2018. Prior changes in value have been recorded in additional paid-in capital.

[2]        Effective January 1, 2018, with the adoption of new accounting standards for financial instruments, equity securities, AFS were reclassified to equity securities at fair value and are excluded from the table above as of December 31, 2018.

As of December 31, 2018 (Successor Company), AFS securities in an unrealized loss position consisted of 2,234 securities, primarily in the corporate sector, which were depressed due to widening of credit spreads since the application of pushdown accounting in connection with the May 31, 2018 sale by HHI. As of December 31, 2018, 99% of these securities were depressed less than 20% of cost or amortized cost.

The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined in the preceding discussion.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Mortgage Loans

Mortgage Loan Valuation Allowances

Mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. The Company reviews mortgage loans on a quarterly basis to identify potential credit losses. Among other factors, management reviews current and projected macroeconomic trends, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios (“DSCR”). In addition, the Company considers historical, current and projected delinquency rates and property values. Estimates of collectibility require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, cash flow projections may change based upon new information about the borrower’s ability to pay and/or the value of underlying collateral such as changes in projected property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and estimated value. The mortgage loan’s estimated value is most frequently the Company’s share of the fair value of the collateral but may also be the Company’s share of either (a) the present value of the expected future cash flows discounted at the loan’s effective interest rate or (b) the loan’s observable market price. A valuation allowance may be recorded for an individual loan or for a group of loans that have an LTV ratio of 90% or greater, a low DSCR or have other lower credit quality characteristics. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the borrowers continue to make payments under the original or restructured loan terms. The Company stops accruing interest income on loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement. The Company resumes accruing interest income when it determines that sufficient collateral exists to satisfy the full amount of the loan principal and interest payments and when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

As of December 31, 2018 (Successor Company), mortgage loans had an amortized cost and carrying value of $2.1 billion, with a valuation allowance of $(5). As of December 31, 2017 (Predecessor Company), mortgage loans had an amortized cost and carrying value of $2.9 billion with no valuation allowance. Amortized cost represents carrying value prior to valuation allowances, if any.

As of December 31, 2018 (Successor Company), the carrying value of mortgage loans that had a valuation allowance was $23. There were no mortgage loans held-for-sale as of December 31, 2018 (Successor Company) or December 31, 2017 (Predecessor Company). As of December 31, 2018 (Successor Company), the Company had no mortgage loans that have had extensions or restructurings other than what is allowable under the original terms of the contract.

Valuation Allowance Activity
	Successor
	Company	Predecessor Company
	June 1, 2018 to
	December 31,	January 1, 2018	For the years ended December 31,
	2018	to May 31, 2018	2017	2016
Beginning balance	$—	$—	$(19)	$(19)
Reversals/(Additions)	(6)	—	(1)	—
Deductions	1	—	20	—
Ending balance	$(5)	$—	$—	$(19)

The weighted-average LTV ratio of the Company’s mortgage loan portfolio was 52% as of December 31, 2018 (Successor Company), while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan collateral values are updated no less than annually through reviews of the underlying properties. Factors considered in estimating property values include, among other things, actual and expected property cash flows, geographic market data and the ratio of the property’s net operating income to its value. DSCR compares a property’s net operating income to the borrower’s principal and interest payments. As of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company) the Company held no delinquent commercial mortgages loan past due by 90 days or more.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Mortgage Loans Credit Quality
	Successor Company		Predecessor Company
	December 31, 2018		December 31, 2017
		Avg. Debt-Service		Avg. Debt-Service
Loan-to-value	Carrying Value	Coverage Ratio	Carrying Value	Coverage Ratio
Greater than 80%	$—	0.00x	$5	1.26x
65% - 80%	340	1.78x	125	1.88x
Less than 65%	1,760	2.48x	2,742	2.69x
Total mortgage loans	$2,100	2.36x	$2,872	2.65x

Mortgage Loans by Region
	Successor Company		Predecessor Company
	December 31, 2018		December 31, 2017
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
East North Central	$56	2.7%	$62	2.1%
East South Central	19	0.9%	14	0.5%
Middle Atlantic	131	6.2%	291	10.1%
Mountain	51	2.4%	53	1.9%
New England	79	3.7%	92	3.2%
Pacific	684	32.6%	838	29.2%
South Atlantic	457	21.8%	608	21.2%
West South Central	226	10.8%	195	6.8%
Other [1]	397	18.9%	719	25.0%
Total mortgage loans	$2,100	100%	$2,872	100%

[1]   Primarily represents loans collateralized by multiple properties in various regions.

Mortgage Loans by Property Type
	Successor Company		Predecessor Company
	December 31, 2018		December 31, 2017
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
Commercial
Industrial	$580	27.6%	$743	25.9%
Lodging	24	1.1%	24	0.8%
Multifamily	518	24.7%	662	23.0%
Office	478	22.8%	685	23.9%
Retail	286	13.6%	557	19.4%
Single Family	86	4.1%	—	—%
Other	128	6.1%	201	7.0%
Total mortgage loans	$2,100	100%	$2,872	100%

Variable Interest Entities

The Company is engaged with various special purpose entities and other entities that are deemed to be VIEs primarily as an investor through normal investment activities.

A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest, such as simple majority kick-out rights, or lacks sufficient funds to finance its own activities without financial support provided by other entities. The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company’s assessment, if it

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

determines it is the primary beneficiary, the Company consolidates the VIE in the Company’s Consolidated Financial Statements. As of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company) the Company did not hold any VIEs for which it was the primary beneficiary.

Non-Consolidated VIEs

The Company, through normal investment activities, makes passive investments in limited partnerships and other alternative investments. Upon the adoption of the new consolidation guidance discussed above, these investments are now considered VIEs. For these non-consolidated VIEs, the Company has determined it is not the primary beneficiary as it has no ability to direct activities that could significantly affect the economic performance of the investments. The Company’s maximum exposure to loss as of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company) is limited to the total carrying value of $849 and $900, respectively, which are included in limited partnerships and other alternative investments in the Company’s Consolidated Balance Sheets. As of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company), the Company has outstanding commitments totaling $474 and $673, respectively, whereby the Company is committed to fund these investments and may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. These investments are generally of a passive nature in that the Company does not take an active role in management.

In addition, the Company also makes passive investments in structured securities issued by VIEs for which the Company is not the manager. These investments are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company’s Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company’s investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company’s obligation to absorb losses or right to receive benefits and the Company’s inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company’s maximum exposure to loss on these investments is limited to the amount of the Company’s investment.

Securities Lending, Repurchase Agreements and Other Collateral Transactions

The Company enters into securities financing transactions as a way to earn additional income or manage liquidity, primarily through securities lending and repurchase agreements.

Securities Lending

Under a securities lending program, the Company lends certain fixed maturities within the corporate, foreign government/government agencies, and municipal sectors as well as equity securities to qualifying third-party borrowers in return for collateral in the form of cash or securities. For domestic and non-domestic loaned securities, respectively, borrowers provide collateral of 102% and 105% of the fair value of the securities lent at the time of the loan. Borrowers will return the securities to the Company for cash or securities collateral at maturity dates generally of 90 days or less. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, except in the event of default by the counterparty, and is not reflected on the Company’s Consolidated Balance Sheets. Additional collateral is obtained if the fair value of the collateral falls below 100% of the fair value of the loaned securities. The agreements provide the counterparty the right to sell or re-pledge the securities loaned. If cash, rather than securities, is received as collateral, the cash is typically invested in short-term investments or fixed maturities and is reported as an asset on the Company’s Consolidated Balance Sheets. Income associated with securities lending transactions is reported as a component of net investment income in the Company’s Consolidated Statements of Operations.

Repurchase Agreements

From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. These transactions generally have a contractual maturity of ninety days or less. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect to their obligations in the event of a default. Although the Company has the contractual right to offset claims, the Company’s current positions do not meet the specific conditions for net presentation.

Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities and is reported as an asset on the Company’s Consolidated Balance Sheets. The Company accounts for the repurchase

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company’s Consolidated Balance Sheets.

From time to time, the Company enters into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The Company accounts for reverse repurchase agreements as collateralized financing. The receivable for reverse repurchase agreements is included within short term investments in the Company’s Consolidated Balance Sheets.

Securities Lending and Repurchase Agreements
	Successor Company	Predecessor Company
	December 31, 2018	December 31, 2017
	Fair Value	Fair Value
Securities Lending Transactions:
Gross amount of securities on loan	$277	$674
Gross amount of associated liability for collateral received [1]	$284	$689

Repurchase Agreements:
Gross amount of recognized liabilities for repurchase agreements	$186	$202
Gross amount of collateral pledged related to repurchase agreements [2]	$190	$206
Gross amount of recognized receivables for reverse repurchase agreements [3]	$25	$—

[1]

Cash collateral received is reinvested in fixed maturities, AFS and short term investments which are included in the Consolidated Balance Sheets. Amount includes additional securities collateral received of $1 and $1 which are excluded from the Company’s Consolidated Balance Sheets as of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company), respectively.

[2]	Collateral pledged is included within fixed maturities, AFS and short term investments in the Company’s Consolidated Balance Sheets.
[3]	Collateral received is included within short term investments in the Company’s Consolidated Balance Sheets.

Other Collateral Transactions

The Company is required by law to deposit securities with government agencies in certain states in which it conducts business. As of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company), the fair value of securities on deposit was $23 and $22, respectively.

For disclosure of collateral in support of derivative transactions, refer to the Derivative Collateral Arrangements section of Note 4 -Derivative Instruments of Notes to Consolidated Financial Statements.

Equity Method Investments

The majority of the Company’s investments in limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, and private equity and other funds (collectively, “limited partnerships”), are accounted for under the equity method of accounting. The Company recognized total equity method income of $67 for the period June 1, 2018 to December 31, 2018 (Successor Company), $41 for the period January 1, 2018 to May 31, 2018 (Predecessor Company), $75 and $96 for the periods ended December 31, 2017 and 2016 (Predecessor Company), respectively. Equity method income is reported in net investment income. The Company’s maximum exposure to loss as of December 31, 2018 (Successor Company) is limited to the total carrying value of $894. In addition, the Company has outstanding commitments totaling approximately $478, to fund limited partnership and other alternative investments as of December 31, 2018 (Successor Company). The Company’s investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2018, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company’s pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company’s limited partnership investments. This aggregated summarized financial data does not represent the Company’s proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $132.7 billion and $161.1 billion as of December 31, 2018 (Successor Company) and 2017 (Predecessor Company), respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $28.6 billion and $46.5 billion as of December 31, 2018 (Successor Company) and 2017 (Predecessor Company), respectively. Aggregate net investment income of the limited partnerships in which the Company invested totaled $653, $1.8 billion and $0.9 billion for the periods ended December 31, 2018 (Successor Company), 2017 (Predecessor Company) and 2016 (Predecessor Company), respectively. Aggregate net income excluding net investment income of the limited partnerships in which the Company invested totaled $8.9 billion, $8.1 billion, and $7.4 billion for the periods ended

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

December 31, 2018 (Successor Company), 2017 (Predecessor Company) and 2016 (Predecessor Company), respectively. As of, and for the period ended, December 31, 2018 (Successor Company), the aggregated summarized financial data reflects the latest available financial information.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives

Derivative Instruments

The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company’s investment policies. The Company also may enter into and has previously issued financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or as embedded derivative instruments, such as certain GMWB riders included with certain variable annuity products.

Strategies that Qualify for Hedge Accounting

The Company’s derivatives may satisfy hedge accounting requirements as outlined in Note 1 of these financial statements. Typically, these hedging instruments include interest rate swaps and, to a lesser extent, foreign currency swaps where the terms or expected cash flows of the hedged item closely match the terms of the swap. The interest rate swaps are typically used to manage interest rate duration of certain fixed maturity securities or liability contracts. As a result of pushdown accounting, derivative instruments that qualified for hedge accounting were recorded at fair value through adjustments to additional paid in capital at the acquisition date. As of December 31, 2018 (Successor Company), the Company has no derivative instruments that qualify for hedge accounting. The hedge strategies by hedge accounting designation have previously included:

Cash Flow Hedges

Interest rate swaps have been predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives primarily converted interest receipts on floating-rate fixed maturity securities to fixed rates. The Company also previously entered into forward starting swap agreements to hedge the interest rate exposure related to the future purchase of fixed-rate securities, primarily to hedge interest rate risk inherent in the assumptions used to price certain product liabilities.

Foreign currency swaps have been used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.

Non-qualifying Strategies

Derivative relationships that do not qualify for hedge accounting (“non-qualifying strategies”) primarily include the hedge program for the Company’s variable annuity products as well as the hedging and replication strategies that utilize credit default swaps. In addition, hedges of interest rate, foreign currency and equity risk of certain fixed maturities, equities and liabilities do not qualify for hedge accounting.

The non-qualifying strategies include:

Interest Rate Swaps and Futures

The Company uses interest rate swaps, and futures to manage interest rate duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2018 (Successor Company) and 2017 (Predecessor Company), the notional amount of interest rate swaps in offsetting relationships was $1.5 billion and $2.7 billion, respectively.

Foreign Currency Swaps and Forwards

The Company enters into foreign currency swaps to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars. The Company also enters into foreign currency forwards to hedge non-U.S. dollar denominated cash and, previously, to hedge equity securities.

Fixed Payout Annuity Hedge

The Company has obligations for certain yen denominated fixed payout annuities under an assumed reinsurance contract. The Company invests in U.S. dollar denominated assets to support the assumed reinsurance liability. The Company has in place pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.

Credit Contracts

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in the value of fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity or referenced index as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

event, as defined in the contract. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

Equity Index Swaps and Options

The Company enters into equity index options to hedge the impact of a decline in the equity markets on the investment portfolio. The Company previously entered into total return swaps to hedge equity risk of specific common stock investments which were accounted for using fair value option in order to align the accounting treatment within net realized capital gains (losses). In addition, the Company formerly offered certain equity indexed products that remain in force, a portion of which contained embedded derivatives that require changes in value to be bifurcated from the host contract. The Company uses equity index swaps to economically hedge the equity volatility risk associated with the equity indexed products.

GMWB Derivatives, net

The Company formerly offered certain variable annuity products with GMWB riders. The GMWB product is a bifurcated embedded derivative (“GMWB product derivatives”) that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to GMWB. The reinsurance contracts covering GMWB (“GMWB reinsurance contracts”) are accounted for as free-standing derivatives with a notional amount equal to the GRB reinsured.

The Company utilizes derivatives (“GMWB hedging instruments”) as part of a dynamic hedging program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders. The GMWB hedging instruments hedge changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. The Company retains the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices.

GMWB Hedging Instruments
	Notional Amount		Fair Value
	Successor	Predecessor	Successor	Predecessor
	Company	Company	Company	Company
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Customized swaps	$3,877	$5,023	$71	$59
Equity swaps, options, and futures	776	1,407	(25)	(31)
Interest rate swaps and futures	3,140	3,022	25	39
Total	$7,793	$9,452	$71	$67

Macro Hedge Program

The Company utilizes equity swaps, options and futures to provide protection against the statutory tail scenario risk to the Company’s statutory surplus arising from higher GMWB and guaranteed minimum death benefits (“GMDB”) claims as well as lower variable annuity fee revenue. These derivatives cover some of the residual risks not otherwise covered by the dynamic hedging program.

Modified Coinsurance Reinsurance Contracts

As of December 31, 2018 (Successor Company) and 2017 (Predecessor Company), the Company had approximately $798 and $861, respectively, of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business, which was structured as a reinsurance transaction. The assets are primarily held in a trust established by the Company. The Company pays or receives cash quarterly to settle the operating results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value of investments subject to interest rate and credit risk. The notional amount of the embedded derivative reinsurance contracts are the invested assets which are carried at fair value and support the reinsured reserves.

Derivative Balance Sheet Classification

For reporting purposes, the Company has elected to offset within assets or liabilities based upon the net of the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset. The following fair value amounts do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company’s separate accounts, where the associated gains and losses accrue directly to policyholders are not included in the table below. The Company’s derivative instruments are held for risk

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

management purposes, unless otherwise noted in the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company’s derivative activity. Notional amounts are not necessarily reflective of credit risk. The following tables exclude investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section of Note 2 - Fair Value Measurements of Notes to the Consolidated Financial Statements.

					Asset Derivatives		Liability Derivatives
	Net Derivatives				[1]		[1]
	Notional Amount		Fair Value		Fair Value		Fair Value
	Successor	Predecessor	Successor	Predecessor	Successor	Predecessor	Successor	Predecessor
	Company	Company	Company	Company	Company	Company	Company	Company
	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,
Hedge Designation/ Derivative Type	2018	2017	2018	2017	2018	2017	2018	2017
Cash flow hedges
Interest rate swaps	$—	$1,486	$—	$—	$—	$1	$—	$(1)
Foreign currency swaps	—	182	—	(12)	—	5	—	(17)
Total cash flow hedges	—	1,668	—	(12)	—	6	—	(18)
Non-qualifying strategies
Interest rate contracts
Interest rate swaps and futures	3,152	3,219	(101)	(356)	38	203	(139)	(559)
Foreign exchange contracts
Foreign currency swaps and forwards	225	342	(9)	(6)	7	—	(16)	(6)
Fixed payout annuity hedge	270	540	(82)	(170)	—	—	(82)	(170)
Credit contracts
Credit derivatives that purchase credit protection	45	80	(1)	(3)	—	—	(1)	(3)
Credit derivatives that assume credit risk [2]	372	380	3	3	3	3	—	—
Credit derivatives in offsetting positions	43	200	—	1	5	7	(5)	(6)
Variable annuity hedge program
GMWB product derivatives [3]	9,957	11,390	(80)	(75)	—	—	(80)	(75)
GMWB reinsurance contracts	2,115	2,372	40	35	40	35	—	—
GMWB hedging instruments	7,793	9,452	71	67	114	116	(43)	(49)
Macro hedge program	10,765	7,252	247	23	288	45	(41)	(22)
Other
Modified coinsurance reinsurance contracts	798	861	12	55	12	55	—	—
Total non-qualifying strategies	35,535	36,088	100	(426)	507	464	(407)	(890)
Total cash flow hedges and non-qualifying strategies	$35,535	$37,756	$100	$(438)	$507	$470	$(407)	$(908)
Balance Sheet Location
Fixed maturities, available-for-sale	$41	$39	$—	$—	$—	$—	$—	$—
Other investments	11,000	10,340	212	135	248	149	(36)	(14)
Other liabilities	11,623	12,754	(84)	(588)	207	231	(291)	(819)
Reinsurance recoverables	2,914	3,233	52	90	52	90	—	—
Other policyholder funds and benefits payable	9,957	11,390	(80)	(75)	—	—	(80)	(75)
Total derivatives	$35,535	$37,756	$100	$(438)	$507	$470	$(407)	$(908)

[1]        Certain prior year amounts have been restated to conform to the current year presentation for OTC-cleared derivatives.

[2]        The derivative instruments related to this strategy are held for other investment purposes.

[3]        These derivatives are embedded within liabilities and are not held for risk management purposes.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

Offsetting of Derivative Assets/Liabilities

The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset in the Company’s Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described in the preceding discussion. Also included in the tables are financial collateral receivables and payables, which are contractually permitted to be offset upon an event of default, although are disallowed for offsetting under U.S. GAAP.

	(i)	(ii)	(iii) = (i) - (ii)			(v) = (iii) - (iv)
					Collateral Disallowed for
			Net Amounts Presented in the		Offset in the Statement of
			Statement of Financial Position		Financial Position
		Gross Amounts
	Gross Amounts	Offset in the		Accrued Interest
	of Recognized	Statement of	Derivative	and Cash Collateral
	Assets	Financial	Assets [2]	(Received) [3]	Financial Collateral
	(Liabilities) [1]	Position	(Liabilities) [3]	Pledged [4]	(Received) [5]	Net Amount
Successor Company
As of December 31, 2018
Other investments	$455	$352	$212	$(109)	$65	$38
Other liabilities	(327)	(147)	(84)	(96)	(178)	(2)
Predecessor Company
As of December 31, 2017
Other investments	$380	$338	$135	$(93)	$—	$42
Other liabilities	(833)	(154)	(588)	(91)	(674)	(5)

[1]        Certain prior year amounts have been restated to conform to the current year presentation for OTC-cleared derivatives.

[2]        Included in other invested assets in the Company’s Consolidated Balance Sheets.

[3]        Included in other liabilities in the Company’s Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.

[4]        Included in other investments in the Company’s Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty.

[5]        Excludes collateral associated with exchange-traded derivative instruments.

Cash Flow Hedges

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current period earnings. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.

Derivatives in Cash Flow Hedging Relationships
Gain (Loss) Recognized in OCI on Derivative (Effective Portion)
	Successor
	Company	Predecessor Company
	June 1, 2018 to
	December 31,	January 1, 2018
	2018	to May 31, 2018	2017	2016
Interest rate swaps	$—	$(17)	$(13)	$(16)
Foreign currency swaps	—	—	4	2
Total	$—	$(17)	$(9)	$(14)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

Derivatives in Cash Flow Hedging Relationships
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
		Successor
		Company	Predecessor Company
		June 1, 2018 to	January 1, 2018
		December 31, 2018	to May 31, 2018	2017	2016
Interest rate swaps	Net realized capital gains (losses)	$—	$—	$(1)	$1
Interest rate swaps	Net investment income	—	8	26	25
Foreign currency swaps	Net realized capital gains (losses)	—	(2)	11	(2)
Total		$—	$6	$36	$24

For all periods presented, the Successor and Predecessor Company had no ineffectiveness recognized in income within net realized capital gains (losses).

For all periods presented, the Successor and Predecessor Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

Non-qualifying Strategies

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses).

Non-qualifying Strategies
Gain (Loss) Recognized within Net Realized Capital Gains (Losses)
	Successor
	Company	Predecessor Company
			For the year	For the year
	June 1, 2018	January 1,	ended	ended
	to December	2018 to May	December	December 31,
	31, 2018	31, 2018	31, 2017	2016
Variable annuity hedge program
GMWB product derivatives	$(25)	$82	$231	$88
GMWB reinsurance contracts	1	(25)	(49)	(14)
GMWB hedging instruments	36	(45)	(134)	(112)
Macro hedge program	153	(36)	(260)	(163)
Total variable annuity hedge program	165	(24)	(212)	(201)
Foreign exchange contracts
Foreign currency swaps and forwards	2	(3)	(9)	32
Fixed payout annuity hedge	(15)	10	4	25
Total foreign exchange contracts	(13)	7	(5)	57
Other non-qualifying derivatives
Interest rate contracts
Interest rate swaps, swaptions, and futures	23	(40)	4	(18)
Credit contracts
Credit derivatives that purchase credit protection	—	1	(12)	(9)
Credit derivatives that assume credit risk	(1)	(3)	18	15
Equity contracts
Equity index swaps and options	—	—	3	30
Other
Modified coinsurance reinsurance contracts	13	32	(13)	(12)
Total other non-qualifying derivatives	35	(10)	—	6
Total [1]	$187	$(27)	$(217)	$(138)

[1]        Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements of Notes to the Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

Credit Risk Assumed through Credit Derivatives

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that are permissible under the Company’s investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and CMBS issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

As of December 31, 2018 (Successor Company)
				Underlying Referenced
				Credit Obligation(s) [1]
			Weighted
			Average		Average	Offsetting
Credit Derivative type by derivative risk	Notional	Fair	Years to		Credit	Notional	Offsetting
exposure	Amount [2]	Value	Maturity	Type	Rating	Amount [3]	Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$80	$1	4 years	Corporate Credit/ Foreign Gov.	A	$—	$—
Basket credit default swaps [4]
Investment grade risk exposure	202	1	5 years	Corporate Credit	BBB+	—	—
Below investment grade risk exposure	80	2	5 years	Corporate Credit	B+		—
Investment grade risk exposure	12	(1)	5 years	CMBS Credit	A-	2	—
Below investment grade risk exposure	19	(5)	Less than 1 Year	CMBS Credit	B-	19	5
Total [5]	$393	$(2)				$21	$5

As of December 31, 2017 (Predecessor Company)
				Underlying Referenced
				Credit Obligation(s) [1]
			Weighted
			Average		Average	Offsetting
Credit Derivative type by derivative risk	Notional	Fair	Years to		Credit	Notional	Offsetting
exposure	Amount [2]	Value	Maturity	Type	Rating	Amount [3]	Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$120	$3	5 years	Corporate Credit/ Foreign Gov.	A-	$—	$—
Below investment grade risk exposure	43	—	Less than 1 Year	Corporate Credit	B	43	—
Basket credit default swaps [4]
Investment grade risk exposure	250	—	5 years	Corporate Credit	BBB+	—	—
Below investment grade risk exposure	22	2	3 years	Corporate Credit	B+	22	—
Investment grade risk exposure	15	(1)	4 years	CMBS Credit	A	5	—
Below investment grade risk exposure	30	(5)	Less than 1 Year	CMBS Credit	CCC	30	5
Total [5]	$480	$(1)				$100	$5

[1]        The average credit ratings are based on availability and are generally the midpoint of the available ratings among Moody’s , S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

[2]        Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements and applicable law which include collateral posting requirements. There is no additional specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

[3]        The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

[4]        Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

[5]        Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements of Notes to the Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

Derivative Collateral Arrangements

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2018 (Successor Company) and 2017 (Predecessor Company), the Company pledged cash collateral associated with derivative instruments with a fair value of $2 and $6, respectively, for which the collateral receivable has been recorded in other assets or other liabilities on the Company’s Consolidated Balance Sheets, as determined by the Company Company’s election to offset on the balance sheet. The Company also pledged securities collateral associated with derivative instruments with a fair value of $191 and $729, respectively, as of December 31, 2018 (Successor Company) and 2017 (Predecessor Company) which have been included in fixed maturities on the Consolidated Balance Sheets. The counterparties have the right to sell or re-pledge these securities. In addition, as of December 31, 2018 (Successor Company) and 2017 (Predecessor Company), the Company has pledged initial margin of cash and securities to clearinghouses and exchanges related to OTC-cleared and exchange traded derivatives of $85 and $136, respectively.

As of December 31, 2018 (Successor Company) and 2017 (Predecessor Company), the Company accepted cash collateral associated with derivative instruments of $402 and $310, respectively, which was invested and recorded in the Company’s Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amounts recorded in other investments or other liabilities as determined by the Company’s election to offset on the balance sheet. The Company also accepted securities collateral as of December 31, 2018 (Successor Company) with a fair value of $76, all of which the Company has the ability to sell or repledge. As of December 31, 2018 (Successor Company), the Company had not repledged securities and did not sell any securities. The non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets. As of December 31, 2017 (Predecessor Company), the Company did not hold any securities collateral.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

5. Reinsurance

The Company cedes insurance to unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly monitors the financial condition and ratings of its reinsurers and structures agreements to provide collateral funds where necessary.

Reinsurance Recoverables

Reinsurance recoverables include balances due from reinsurance companies and are presented net of an allowance for uncollectible reinsurance. Reinsurance recoverables include an estimate of the amount of policyholder benefits that may be ceded under the terms of the reinsurance agreements. Amounts recoverable from reinsurers are estimated in a manner consistent with assumptions used for the underlying policy benefits. Accordingly, the Company’s estimate of reinsurance recoverables is subject to similar risks and uncertainties as the estimate of the gross reserve for future policy benefits.

Reinsurance Recoverables
	Successor	Predecessor
	Company	Company
	As of December	As of December
	31, 2018	31, 2017
Reserve for future policy benefits and other policyholder funds and benefits payable
Sold businesses (MassMutual and Prudential)	$19,354	$19,448
Commonwealth	8,969	—
Other reinsurers	1,241	1,337
Gross reinsurance recoverables	$29,564	$20,785

As of December 31, 2018, the Company (Successor Company) had reinsurance recoverables from Commonwealth, MassMutual and Prudential of approximately $9.0 billion, $8.1 billion and $11.3 billion, respectively. As of December 31, 2017, the Company (Predecessor Company) had reinsurance recoverables from MassMutual and Prudential of $8.3 billion and $11.1 billion, respectively. The Company’s obligations to its direct policyholders that have been reinsured to Commonwealth, MassMutual and Prudential are primarily secured by invested assets held in trust.

No allowance for uncollectible reinsurance is required as of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company). The allowance for uncollectible reinsurance reflects management’s best estimate of reinsurance cessions that may be uncollectible in the future due to reinsurers’ unwillingness or inability to pay. The Company analyzes the overall credit quality of the Company’s reinsurers. Based on this analysis, the Company may adjust the allowance for uncollectible reinsurance or charge off reinsurer balances that are determined to be uncollectible. Where its contracts permit, the Company secures future claim obligations with various forms of collateral, including irrevocable letters of credit, secured trusts and funds held accounts. Although management has determined that no allowance is required at this time, the Company closely monitors the financial condition, ratings and current market information of all of its counterparty reinsurers.

Insurance Revenues

	Successor
	Company	Predecessor Company
	June 1, 2018 to		For the Years Ended December 31,
	December 31,	January 1, 2018
	2018	to May 31, 2018	2017	2016
Gross earned premiums, fee income and other	$1,439	$1,059	$2,434	$2,659
Reinsurance assumed	66	48	116	129
Reinsurance ceded	(972)	(684)	(1,539)	(1,616)
Net earned premiums, fee income and other	$533	$423	$1,011	$1,172

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $731 for the period of June 1, 2018 to December 31, 2018 (Successor Company), $546 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and $1,150 and $1,131 for the years ended December 31, 2017, and 2016 (Predecessor Company), respectively. In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

6. Deferred Policy Acquisition Costs and Value of Business Acquired

Changes in the DAC Balance [1]

	Successor
	Company	Predecessor Company
	June 1, 2018	January 1,	For the years ended
	to December	2018 to May	December 31,
	31, 2018	31, 2018	2017	2016
Balance, beginning of period	$—	$405	$463	$542
Deferred costs	—	1	2	7
Amortization — DAC	—	(13)	(51)	(40)
Amortization — Unlock benefit (charge), pre-tax	—	(3)	3	(74)
Adjustments to unrealized gains and losses on securities AFS and other	—	31	(12)	28
Balance, end of period	$—	$421	$405	$463

[1]        Effective with the application of pushdown accounting on May 31, 2018, the Company eliminated its DAC balance through a pushdown accounting adjustment. Please see Note 1, Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements for further discussion of pushdown accounting.

Changes in the VOBA Balance [1]

	Successor
	Company	Predecessor Company
	June 1, 2018	January 1,	For the years ended
	to December	2018 to May	December 31,
	31, 2018	31, 2018	2017	2016
Balance, beginning of period	$805	$—	$—	$—
Amortization	(80)	—	—	—
Amortization — Unlock charge, pre-tax	(19)	—	—	—
Adjustments to unrealized gains and losses on securities AFS and other	10	—	—	—
Balance, end of period	$716	$—	$—	$—

[1]        Effective with the application of pushdown accounting on May 31, 2018, the Company established its VOBA balance through a pushdown accounting adjustment. Please see Note 1, Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements for further discussion of pushdown accounting.

Expected Amortization of VOBA
Successor Company
Years	Expected Amortization
2019	$23
2020	$35
2021	$47
2022	$43
2023	$41

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

7. Reserves for Future Policy Benefits and Separate Account Liabilities

Changes in Reserves for Future Policy Benefits
Successor Company
	Universal Life-Type Contracts
			Traditional
	GMDB/GMWB	Life Secondary	Annuity and Other
	[1]	Guarantees	Contracts [2]	Total
Liability balance as of June 1, 2018 [4]	$471	$3,057	$14,529	$18,057
Incurred [3]	48	250	566	864
Paid	(57)	(31)	(510)	(598)
Liability balance as of December 31, 2018	$462	$3,276	$14,585	$18,323
Reinsurance recoverable asset, as of June 1, 2018 [4]	$294	$3,057	$1,964	$5,315
Incurred [3]	36	250	3,192	3,478
Paid	(46)	(31)	(184)	(261)
Reinsurance recoverable asset, as of December 31, 2018	$284	$3,276	$4,972	$8,532

Predecessor Company
	Universal Life-Type Contracts
		Universal	Traditional
	GMDB/GMWB	Life Secondary	Annuity and Other	Total Future
	[1]	Guarantees	Contracts [2]	Policy Benefits
Liability balance as of January 1, 2018	$873	$2,940	$10,669	$14,482
Incurred [3]	56	117	229	402
Paid	(45)	—	(326)	(371)
Change in unrealized investment gains and losses	—	—	(205)	(205)
Liability balance as of May 31, 2018	$884	$3,057	$10,367	$14,308
Reinsurance recoverable asset, as of January 1, 2018	$464	$2,940	$1,742	$5,146
Incurred [3]	36	117	(25)	128
Paid	(37)	—	(24)	(61)
Reinsurance recoverable asset, as of May 31, 2018	$463	$3,057	$1,693	$5,213

Predecessor Company
	Universal Life-Type Contracts
			Traditional
	GMDB/GMWB	Life Secondary	Annuity and Other	Total Future
	[1]	Guarantees	Contracts [2]	Policy Benefits
Liability balance as of January 1, 2017	$786	$2,627	$10,587	$14,000
Incurred [3]	185	313	777	1,275
Paid	(98)	—	(787)	(885)
Change in unrealized investment gains and losses	—	—	92	92
Liability balance as of December 31, 2017	$873	$2,940	$10,669	$14,482
Reinsurance recoverable asset, as of January 1, 2017	$432	$2,627	$1,697	$4,756
Incurred [3]	113	313	108	534
Paid	(81)	—	(63)	(144)
Reinsurance recoverable asset, as of December 31, 2017	$464	$2,940	$1,742	$5,146

[1]        These liability balances include all GMDB benefits, plus the life-contingent portion of GMWB benefits in excess of the return of the GRB. GMWB benefits up to the GRB are embedded derivatives held at fair value and are excluded from these balances.

[2]        Represents life-contingent reserves for which the company is subject to insurance and investment risk.

[3]        Includes the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves.

[4]        For additional information regarding the June 1, 2018 valuations, please see Note 1, Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements for further discussion of pushdown accounting.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

7. Reserves for Future Policy Benefits and Separate Account Liabilities (continued)

Account Value by GMDB/GMWB Type as of December 31, 2018 (Successor Company)

			Retained Net
	Account	Net amount	Amount	Weighted Average
	Value	at Risk	at Risk	Attained Age of
	(“AV”) [9]	(“NAR”) [10]	(“RNAR”) [10]	Annuitant
MAV [1]
MAV only	$11,460	$2,543	$516	72
With 5% rollup [2]	942	177	68	72
With Earnings Protection Benefit Rider (“EPB”) [3]	2,899	452	76	72
With 5% rollup & EPB	400	92	20	74
Total MAV	15,701	3,264	680
Asset Protection Benefit (“APB”) [4]	7,958	676	447	70
Lifetime Income Benefit (“LIB”) – Death Benefit [5]	362	8	8	72
Reset [6] (5-7 years)	2,105	10	9	71
Return of Premium (“ROP”) [7] /Other	5,654	76	73	72
Variable Annuity without GMDB [8]	1,846	—	—	68
Subtotal Variable Annuity [11]	$33,626	$4,034	$1,217	71
Less: General Account Value	3,387
Subtotal Variable Annuity Separate Account Liabilities	30,239
Separate Account Liabilities - Other	68,575
Total Separate Account Liabilities	$98,814

[1]           MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 years (adjusted for withdrawals).

[2]           Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

[3]           EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract’s growth. The contract’s growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

[4]           APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

[5]           LIB GMDB is the greatest of current AV; net premiums paid; or, for certain contracts, a benefit amount generally based on market performance that ratchets over time.

[6]           Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 years (adjusted for withdrawals).

[7]           ROP GMDB is the greater of current AV and net premiums paid.

[8]           Includes account value for contracts that had a GMDB at issue but no longer have a GMDB due to certain elections made by policyholders or their beneficiaries.

[9]           AV includes the contract holder’s investment in the separate account and the general account.

[10]    NAR is defined as the guaranteed minimum death benefit in excess of the current AV. RNAR represents NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

[11]    Some variable annuity contracts with GMDB also have a life-contingent GMWB that may provide for benefits in excess of the return of the GRB. Such contracts included in this amount have $5.0 billion of total account value and weighted average attained age of 74 years. There is no NAR or retained NAR related to these contracts.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

7. Reserves for Future Policy Benefits and Separate Account Liabilities (continued)

Account Balance Breakdown of Variable Separate Account Investments

	Successor Company	Predecessor Company
Asset type	December 31, 2018	December 31, 2017
Equity securities (including mutual funds)	$28,953	$34,496
Cash and cash equivalents [1]	1,286	2,712
Total [2]	$30,239	$37,208

[1]        The Company has historically presented Cash and cash equivalents using a returns-based regression analysis. For the year ended December 31, 2018, the Cash and cash equivalents represent an allocation of the portfolio holdings.

[2]        Includes $1.8 billion and $1.9 billion of account value as of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company) for contracts without a GMDB due to certain elections made by policyholders or their beneficiaries.

As of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company), approximately 20% and 15% of the equity securities (including mutual funds), in the preceding table were funds invested in fixed income securities and approximately 80% and 85% were funds invested in equity securities.

For further information on guaranteed living benefits that are accounted for at fair value, such as GMWB, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

8. Other Intangible Assets

Other Intangible Assets
As of December 31, 2018 (Successor Company)

				Weighted
	Gross Carrying	Accumulated	Net Carrying	Average
	Amount	Amortization	Amount	Expected Life
Amortized Intangible Assets [1]	$29	$4	$25	5
Total Indefinite Lived Intangible Assets [2]	26	—	26	—
Total Other Intangible Assets	$55	$4	$51	5

[1]  Consist of internally developed software

[2]  Consist of state insurance licenses.

Expected Pre-tax Amortization Expense
Successor Company

Expected Future
Years	Amortization
2019	$6
2020	$6
2021	$6
2022	$6
2023	$1

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

9. Debt

Collateralized Advances

The Company is a member of the Federal Home Loan Bank of Boston (“FHLBB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. FHLBB membership requires the company to own member stock and advances require the purchase of activity stock. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The Connecticut Insurance Department (“CTDOI”) will permit the Company to pledge up to approximately $1.2 billion in qualifying assets to secure FHLBB advances for 2019. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI in order to exceed these limits. As of December 31, 2018, the Company had no advances outstanding under the FHLBB facility.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

10. Income Taxes

The provision (benefit) for income taxes consists of the following:

	Successor
	Company	Predecessor Company
	June 1, 2018 to	January 1, 2018	For the years ended December 31,
	December 31, 2018	to May 31, 2018	2017	2016
Income Tax Expense (Benefit)
Current - U.S. Federal	$(15)	$1	$4	$2
Deferred - U.S. Federal	74	6	418	72
Total income tax expense	$59	$7	$422	$74

Deferred tax assets and liabilities on the consolidated balance sheets represent the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets (liabilities) include the following:

	Successor	Predecessor
	Company	Company
	As of December	As of December
Deferred Tax Assets	31, 2018	31, 2017
Tax basis deferred policy acquisition costs	$40	$60
Unearned premium reserve and other underwriting related reserves	4	4
Financial statement DAC, VOBA and reserves	538	39
Investment-related items	—	155
Insurance product derivatives	—	12
Net operating loss carryover	206	681
Employee benefits	4	—
Foreign tax credit carryover	6	23
Net unrealized loss on investments	48	—
Deferred reinsurance gain	224	—
Other	12	29
Total Deferred Tax Assets	1,082	1,003
Deferred Tax Liabilities
Investment related items	(113)	—
Net unrealized gains on investments	—	(398)
Employee benefits	—	(49)
Total Deferred Tax Liabilities	(113)	(447)
Net Deferred Tax Assets	$969	$556

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

10. Income Taxes (continued)

Due to the Talcott Resolution Sale Transaction, the Company will be part of The Hartford’s consolidated tax return for the period January 1, 2018 through May 31, 2018. The Company’s tax liability for this period is an allocable portion of The Hartford’s consolidated liability, and is computed in accordance with a written agreement with The Hartford. For the of period June 1, 2018 through December 31, 2018 the Company will file a separate consolidated return and stand alone federal income tax returns for the members noted below:

The federal audits have been completed through 2013 and the Company is not currently under examination for any open years. Management believes that adequate provision has been made in the consolidated financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years. For the periods ending December 31, 2018 (Successor Company), and December 31, 2017 and May 31, 2018 (Predecessor Company), the Company had no reserves for uncertain tax positions. At December 31, 2018, there was no unrecognized tax benefit that if recognized would affect the effective tax rate and that is reasonably possible of significantly increasing or decreasing within the next 12 months.

The Company classifies interest and penalties (if applicable) as income tax expense in the consolidated financial statements. The Company recognized no interest expense for the period of June 1, 2018 to December 31, 2018 (Successor Company), the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and for the year ended December 31, 2017 (Predecessor Company). The Company had no interest payable as of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company). The Company does not believe it would be subject to any penalties in any open tax years and, therefore, has not recorded any accrual for penalties.

The application of purchase and pushdown accounting resulted in market value adjustments to the Company’s assets and liabilities, which resulted in a corresponding increase in the Company’s deferred tax asset. For further information, see Note 1- Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.

The Company believes it is more likely than not that all deferred tax assets will be fully realized. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics and business considerations such as asset-liability matching.

Net deferred income taxes include the future tax benefits associated with the net operating loss carryover and foreign tax credit carryover as follows:

Net Operating Loss Carryover

As of December 31, 2018 (Successor Company) and 2017 (Predecessor Company), the net deferred tax asset included the expected tax benefit attributable to net operating losses of $982 and $3,243, respectively. The December 31, 2018 total includes $596 of U.S. losses generated prior to 2017 that are subject to limits on the period for which they can be carried forward. If not utilized, these losses will expire from 2027 to 2030. Utilization of these loss carryovers is dependent upon the generation of sufficient future taxable income. The December 31, 2018 total also includes $386 of U.S. losses generated in the Successor Company’s taxable year beginning June 1, 2018; primarily due to the Commonwealth Annuity Reinsurance Agreement. These losses do not expire, but their utilization in any carryforward year is limited to 80% of taxable income in that year.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES NOTES

TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

10. Income Taxes (continued)

Given the continued run off of the U.S. fixed and variable annuity business, the exposure to taxable losses is significantly lessened, and given the Company’s expected future earnings, the Company believes sufficient taxable income will be generated in the future to utilize its net operating loss carryover. Although the Company believes there will be sufficient future taxable income to fully recover the remainder of the loss carryover, the Company’s estimate of the likely realization may change over time. In connection with the Talcott Resolution Sale Transaction, the Company has forgone approximately $555 of deferred tax assets associated with net operating loss carryovers that were retained by The Hartford.

Foreign Tax Credit Carryover

As of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company), the net deferred tax asset included the expected tax benefit attributable to foreign tax credit carryovers of $6 and $23, respectively. In connection with the Talcott Resolution Sale Transaction, the Company has forgone approximately $23 of deferred tax assets associated with foreign tax credit carryovers that were retained by The Hartford.

Alternative Minimum Tax Credit

As of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company), the Company had an alternative minimum tax credit (“AMT”) carryover, net of a sequestration fee payable, of $0 and $235, respectively, which is reflected as a current income tax receivable within Other assets in the accompanying Consolidated Balance Sheets. In connection with the Talcott Resolution Sale Transaction, The Hartford retained all AMT credits.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

	Successor
	Company	Predecessor Company
	June 1, 2018 to	January 1, 2018	For the years ended December 31,
	December 31, 2018	to May 31, 2018	2017	2016
Tax provision at U.S. Federal statutory rate	$98	$21	$132	$125
Dividends received deduction	(37)	(12)	(102)	(76)
Foreign related investments	(4)	(3)	(7)	(7)
Valuation allowance	—	—	—	31
Tax reform	—	(2)	396	—
Other	2	3	3	1
Provision for income taxes	$59	$7	$422	$74

The separate account DRD is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company’s taxable income before the DRD. The Company evaluates its DRD computations on a quarterly basis.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

11. Commitments and Contingencies

Contingencies Relating to Corporate Litigation and Regulatory Matters

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its “best estimate,” or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.

Litigation

The Company is involved in claims litigation arising in the ordinary course of business with respect to life and annuity contracts. The Company accounts for such activity through the establishment of reserves for future policy benefits. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s consolidated financial condition, results of operations or cash flows in particular quarterly or annual periods.

Lease Commitments

The rent paid to Hartford Fire Insurance Company (“Hartford Fire”) for operating leases was $1 for the period of June 1, 2018 to December 31, 2018 (Successor Company), $1 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and $2 and $2 for the years ended December 31, 2017 and 2016 (Predecessor Company), respectively.

Operating Leases
2019	$2
2020	2
2021	1
2022	1
2023	1
Thereafter	—
Total minimum lease payments	$7

Unfunded Commitments

As of December 31, 2018 (Successor Company), the Company has outstanding commitments totaling $577, of which $478 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $42 of the outstanding commitments relate to various funding obligations associated with private debt and equity securities. The remaining outstanding commitments of $57 relate to mortgage loans. Of the $577 in total outstanding commitments, $18 are related to mortgage loan commitments which the Company can cancel unconditionally.

Guaranty Fund and Other Insurance-related Assessments

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company) the liability balance was $8. As of December 31, 2018 (Successor Company) and December 31, 2017 (Predecessor Company) amounts related to premium tax offsets of $4 and $11, respectively, were included in other assets.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

11. Commitments and Contingencies (continued)

Derivative Commitments

Certain of the Company’s derivative agreements contain provisions that are tied to the financial strength ratings, as set by nationally recognized statistical agencies or risked-based capital (“RBC”) tests, of the individual legal entity that entered into the derivative agreement. If the legal entity’s financial strength were to fall below certain thresholds, the counterparties to the derivative agreements could terminate the agreements and demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity’s ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2018 (Successor Company) is $181. Of this $181 the legal entities have posted collateral of $190, which is inclusive of initial margin requirements, in the normal course of business. In addition, the Company has posted collateral of $29 associated with a customized GMWB derivative. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we post, when required, would be primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

12. Transactions with Affiliates

Parent Company Transactions (Successor Company)

At December 31, 2018, the Company had no direct employees. The Company’s operations are managed by employees of its parent, TLI, and the costs of these services are allocated to the Company through an intercompany services and cost allocation agreement.

Parent Company Transactions (Predecessor Company)

Transactions of the Company with Hartford Fire, HHI and its affiliates related principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions, and employee costs. In addition, the Company had issued structured settlement contracts to fund claims settlements of property casualty insurance companies and self-insured entities. In many cases, the structured settlement contracts were to fund claim settlements of the Company’s affiliated property and casualty companies whereby these property and casualty companies transferred funds to another affiliate of the Company to purchase the contracts. Reserves for annuities issued by the Company to The Hartford’s property and casualty subsidiaries to fund structured settlement payments where the claimant have not released The Hartford’s property and casualty subsidiaries of their primary obligation totaled $682 as of December 31, 2017 (Predecessor Company).

Prior to the sale of the Company, substantially all general insurance expenses related to the Company were initially paid by The Hartford. Expenses were allocated to the Company using specific identification if available, or other applicable methods, that would include a blend of revenue, expense and capital.

The Hartford Life Insurance Company (Predecessor Company) issued a guarantee to retirees and vested terminated employees of The Hartford Retirement Plan for U.S. Employees (the “Plan”) who retired or terminated prior to January 1, 2004 (the “Retirees”). The Plan was sponsored by The Hartford. The guarantee was a commitment to pay all accrued benefits which the Retiree or the Retiree’s designated beneficiary was entitled to receive under the Plan in the event the Plan assets were insufficient to fund those benefits and The Hartford was unable to provide sufficient assets to fund those benefits. In June 2017, The Hartford purchased a group annuity contract with The Prudential Insurance Company of America and settled a portion of The Hartford’s benefit obligation, which included, among others, the Retirees. With the purchase of this group annuity contract, The Hartford transferred its responsibility for the Retirees’ pension benefits to The Prudential Insurance Company of America, thereby causing the Plan to have no further liability with respect to any and all of the benefits of the Retirees. Accordingly, the discharge of the underlying pension obligation extinguished the Company’s guarantee.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of the Company’s products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2017, no recoverables were recorded for this guarantee, as the Company was able to meet these policyholder obligations.

Reinsurance Ceded to Affiliates (Predecessor Company)

The Company maintains a reinsurance agreement with Hartford Life and Accident Insurance Company (“HLA”) whereby the Company cedes both group life and group and individual accident and health risk. Under this agreement, the Company ceded group life premium of $9 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and $27 and $40 for the years ended December 31, 2017, and 2016 (Predecessor Company), respectively. The Company ceded accident and health premiums to HLA of $25 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and $70 and $86 for the years ended December 31, 2017, and 2016 (Predecessor Company), respectively.

Effective August 1, 2016, the Company recaptured a reinsurance agreement with HLA, a wholly owned subsidiary of Hartford Life, Inc. whereby the Company had ceded a single group annuity contract to HLA under a 100% quota share agreement. As a result of this recapture, the Company received a return of premium of $90 and increased reserves by $63 resulting in a recognized pre-tax gain of approximately $27.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

13. Statutory Results

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition and value of business acquired costs and limit deferred income taxes, predominately use interest rate and mortality assumptions prescribed by the NAIC for life benefit reserves, generally carry bonds at amortized cost and present reinsurance assets and liabilities net of reinsurance. For reporting purposes, statutory capital and surplus is referred to collectively as “statutory capital”.

Statutory net income and statutory capital are as follows:

	Successor
	Company	Predecessor Company
	June 1, 2018 to
	December 31,	January 1, 2018	For the years ended December 31,
	2018	to May 31, 2018	2017	2016
Combined statutory net income (loss)	$(126)	$181	$369	$349

		Predecessor
	Successor Company	Company
	As of December 31,	As of December 31,
	2018	2017
Statutory capital [1]	$3,713	$3,552

[1]        The Company relies upon a prescribed practice allowed by Connecticut state laws that allow the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. The benefit from this prescribed practice is approximately $135 and $174 as of December 31, 2018 (Successor Company) and 2017 (Predecessor Company), respectively.

Statutory accounting practices do not consolidate the net income (loss) of subsidiaries that report under U.S. GAAP. The combined statutory net income above represents the total statutory net income of the Company, and its other insurance subsidiaries.

Regulatory Capital Requirements

The Company’s U.S. insurance companies’ states of domicile impose risk-based capital (“RBC”) requirements. The requirements provide a means of measuring the minimum amount of statutory capital appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company’s total adjusted capital (“TAC”) to its authorized control level RBC (“ACL RBC”). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences (“Company Action Level”) is two times the ACL RBC. The adequacy of a company’s capital is determined by the ratio of a company’s TAC to its Company Action Level, known as the “RBC ratio”. The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. The RBC ratios for the Company and its principal life insurance operating subsidiaries were all in excess of 300% of their Company Action Levels as of December 31, 2018 (Successor Company) and 2017 (Predecessor Company). The reporting of RBC ratios is not intended for the purpose of ranking any insurance company, or for use in connection with any marketing, advertising or promotional activities.

Dividends

Dividends to the Company from its insurance subsidiaries and dividends from the Company to its parent are restricted by insurance regulation. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer’s policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a domiciled insurer exceeds the insurer’s earned surplus or certain other thresholds as calculated under applicable state insurance law, the dividend requires the prior approval of the domestic regulator. In addition to statutory limitations on paying dividends, the Company also takes other items into consideration when determining dividends from subsidiaries. These considerations include, but are not limited to, expected earnings and capitalization of the subsidiary, regulatory capital requirements and liquidity requirements of the individual operating company. As a condition of the sale, Talcott Resolution Life Insurance Company and its affiliates are required to gain pre-approval from the state insurance commissioner for any dividends, regardless of size, through May 31, 2020.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

13. Statutory Results (continued)

Prior to the close of the Talcott Resolution Sale Transaction, the Hartford Life Insurance Company (Predecessor Company) paid approximately $619 in dividends to its parent and subsequently to The Hartford. TL, formerly known as Hartford Life Insurance Company, contributed $309 and TLA, formally known as Hartford Life and Annuity Insurance Company, contributed $308 including other intercompany transactions net settled between TL and The Hartford prior to closing.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

14. Changes in and Reclassifications From Accumulated Other Comprehensive Income

Changes in AOCI, Net of Tax for the Period of June 1, 2018 to December 31, 2018 (Successor Company)
	Changes in
		Net Gain on	Foreign
	Net Unrealized	Cash Flow	Currency
	Gain on	Hedging	Translation	AOCI,
	Securities	Instruments	Adjustments	net of tax
Beginning balance	$—	$—	$—	$—
OCI before reclassifications	(198)	—	2	(196)
Amounts reclassified from AOCI	25	—	—	25
OCI, net of tax	(173)	—	2	(171)
Ending balance	$(173)	$—	$2	$(171)

Changes in AOCI, Net of Tax for the Period of January 1, 2018 to May 31, 2018 (Predecessor Company)
	Changes in
		Net Gain on	Foreign
	Net Unrealized	Cash Flow	Currency
	Gain on	Hedging	Translation	AOCI,
	Securities	Instruments	Adjustments	net of tax
Beginning balance	$1,022	$4	$(3)	$1,023
Cumulative effect of accounting changes, net of tax [1]	182	—	—	182
Adjusted balance, beginning of period	1,204	4	(3)	1,205
OCI before reclassifications	(432)	(13)	1	(444)
Amounts reclassified from AOCI	2	(5)	—	(3)
OCI, net of tax	(430)	(18)	1	(447)
Ending balance	$774	$(14)	$(2)	$758

[1]        Includes reclassification to retained earnings of $193 of stranded tax effects and $11 of net unrealized gains, after tax, related to equity securities. Refer to Note 1 - Basis of Presentation and Significant Accounting Policies for further information.

Changes in AOCI, Net of Tax for the Year Ended December 31, 2017 (Predecessor Company)
	Changes in
		Net Gain on	Foreign
	Net Unrealized	Cash Flow	Currency
	Gain on	Hedging	Translation	AOCI,
	Securities	Instruments	Adjustments	net of tax
Beginning balance	$693	$32	$(3)	$722
OCI before reclassifications	428	(5)	—	423
Amounts reclassified from AOCI	(99)	(23)	—	(122)
OCI, net of tax	329	(28)	—	301
Ending balance	$1,022	$4	$(3)	$1,023

Changes in AOCI, Net of Tax for the Year Ended December 31, 2016 (Predecessor Company)
	Changes in
		Net Gain on	Foreign
	Net Unrealized	Cash Flow	Currency
	Gain on	Hedging	Translation	AOCI,
	Securities	Instruments	Adjustments	net of tax
Beginning balance	$539	$57	$(3)	$593
OCI before reclassifications	212	(9)	—	203
Amounts reclassified from AOCI	(58)	(16)	—	(74)
OCI, net of tax	154	(25)	—	129
Ending balance	$693	$32	$(3)	$722

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

14. Changes In and Reclassifications From Accumulated Other Comprehensive Income (continued)

Reclassification from AOCI
	Successor
	Company	Predecessor Company
			For the Year	For the Year
	June 1, 2018	January 1,	Ended	Ended
	to December	2018 to May	December	December	Affected Line Item in the
	31, 2018	31, 2018	31, 2017	31, 2016	Consolidated Statement of Operations
Net Unrealized Gain on Securities
Available-for-sale securities	$(32)	$(2)	$153	$89	Net realized capital gains (losses)
	(32)	(2)	153	89	Income before income taxes
	(7)	—	54	31	Income tax expense
	$(25)	$(2)	$99	$58	Net income (loss)
Net Gains on Cash-Flow Hedging Instruments
Interest rate swaps	$—	$—	$(1)	$1	Net realized capital gains (losses)
Interest rate swaps	—	8	26	25	Net investment income
Foreign currency swaps	—	(2)	11	(2)	Net realized capital gains (losses)
	—	6	36	24	Income before income taxes
	—	1	13	8	Income tax expense
	$—	$5	$23	$16	Net income (loss)
Total amounts reclassified from AOCI	$(25)	$3	$122	$74	Net income (loss)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

15. Quarterly Results (Unaudited)

Successor Company
	Three Months Ended
	June 30,	September 30,	December 31,
	2018 [1]	2018	2018
Total revenues	$156	$317	$749
Total benefits, losses and expenses	$85	$263	$406
Net income	$57	$67	$285

[1]        Represents the period of June 1, 2018 to June 30, 2018 (Successor Company) as a result of the sale of the Company on May 31, 2018.

Predecessor Company
	Three months ended
	March 31,		June 30,		September 30,	December 31,
	2018	2017	2018 [2]	2017	2017	2017
Total revenues	$591	$527	$245	$595	$533	$577
Total benefits, losses and expenses	$447	$441	$288	$450	$462	$503
Net income (loss)	$125	$75	$(31)	$112	$83	$(316)

[2]        Represents the period of April 1 2018 to May 31, 2018 (Predecessor Company) as a result of the sale of the Company on May 31, 2018.

PART C

OTHER INFORMATION

ITEM 24.                   FINANCIAL STATEMENTS AND EXHIBITS

(a)		All financial statements are included in Part A and Part B of the Registration Statement.
(b)	(1)	(a)	Resolution of the board of directors authorizing the establishment of the Separate Account.(1)
		(b)	Resolution of the board of directors authorizing the re-designation of the Separate Account.(1)
	(2)	Not applicable.
	(3)	(a)	Principal Underwriter Agreement.(2)
		(b)	Form of Sales Agreement.(2)
	(4)	Form of Group Variable Annuity Contract.(1)
	(5)	Form of the Application.(1)
	(6)	(a)	Articles of Incorporation of Talcott Resolution.(3)
		(b)	Amended and Restated Bylaws of Talcott Resolution.(3)
	(7)	Reinsurance Agreement.(2)
	(8)	Fund Participation Agreements and Amendments
		(a)	Fred Alger & Company, Incorporated (4)
		(b)	Alliance Fund Distributors, Inc. (4)
		(c)	American Century Investment Services, Inc. (4)
(i) Amendment No. 10. (7)
		(d)	American Funds Distributors, Inc. (4)
		(e)	Ariel Distributors, Inc. (4)
		(f)	Artisan Distributors, Inc. (4)
		(g)	Ave Maria — distributed by Ultimus Fund Distributors, LLC (4)
(i) Amendment dated 4-1-14. (6)
		(h)	Baron Capital, Inc. (4)
		(i)	BlackRock Distributors, Inc., as amended (Includes LifePath) (4)
		(j)	BMO — distributed by Grand Distribution Services, LLC (4)
		(k)	Calamos Financial Services LLC (4)
		(l)	Calvert Distributors, Inc. (4)
		(m)	Columbia Funds Distributor, Inc. (4)
(i) Amendment dated 4-23-10. (7)
(ii) Amendment dated 12-30-13. (7)
		(n)	CRM — distributed by PFPC Distributors Inc. (4)
		(o)	Davis Distributors, LLC (4)
		(p)	Delaware Distributors, L.P. (4)
(i) Amendment No. 1. (7)
		(q)	Domini — distributed by DSIL Investment Services LLC (4)
		(r)	Dreyfus Services Corporation (4)
		(s)	DWS — distributed by Scudder Investments Service Company (4)
		(t)	Eaton Vance Distributors, Inc. (4)

(u)	Federated Securities Corporation (4)
(v)	Fidelity Distributors Corporation (Insurance Funds) (4)
(w)	Fidelity Distributors Corporation (Retail Funds) (4)
(i) Amendment No. 8. (8)
(x)	Franklin/Templeton Distributors, Inc. (Mutual Series) (4)
(i) Amendment Nos. 1 and 2. (7)
(y)	Franklin/Templeton Distributors, Inc. (Strategic Series) (4)
(i) Amendment Nos. 1 through 5. (7)
(z)	Franklin/Templeton Distributors, Inc. (Templeton Series) (4)
(aa)	Frost — distributed by SEI Investments Distribution Co. (4)
(bb)	Goldman, Sachs & Co. (4)
(cc)	Hartford Investment Financial Services Company (Retail Funds) (4)
(dd)	Hartford Securities Distribution Company, Inc. (Insurance Funds) (4)
(i) Amendment Nos. 1 and 2. (7)
(ee)	Highland Capital Fund Distributors, Inc. (6)
(ff)	HIMCO Distribution Services Company. (6)
(gg)	Hotchkis & Wiley -- distributed by Stephens Inc. (4)
(hh)	IMST Distributors, LLC (Oak Ridge) (6)
(ii)	Invesco Distributors, Inc. (4)
(i) Amendment dated 1-22-04. (7)
(jj)	Ivy Funds Distributor, Inc. (4)
(kk)	Janus Distributors, Inc. (Includes Perkins) (4)
(ll)	John Hancock Funds, Inc. (4)
(mm)	JPMorgan Distribution Services, Inc. (4)
(i) Amendment dated 12-19-14. (6)
(nn)	KEELEY Investment Corp. (4)
(oo)	Legg Mason Wood Walker, Incorporated (4)
(pp)	LKCM — distributed by Quasar Distributors, LLC (4)
(qq)	Loomis Sayles — distributed by IXIS Asset Management
Distributors, L.P. (Includes Oakmark) (4)
(rr)	Lord Abbett Distributor LLC (4)
(i) Amendment No. 4. (7)
(ii) Amendment No. 5. (8)
(ss)	Managers Distributors, Inc. (4)
(tt)	MFS Fund Distributors, Inc. (4)
(i) Amendment Nos. 8, 9 and 10. (6)
(uu)	MML Distributors, LLC. (5)
(vv)	Morgan Stanley Distribution, Inc. (4)
(ww)	Munder — distributed by Funds Distributor, Inc. (4)
(i) Amendment No. 1. (Victory Funds) (6)
(ii) Amendment No. 5. (Victory Funds) (6)
(iii) Amendment dated 6-28-11. (7)
(iv) Amendment dated 8-27-14. (7)
(xx)	Neuberger & Berman Management Incorporated (Insurance Funds) (4)
(yy)	Neuberger & Berman Management Incorporated (Retail Funds) (4)
(i) Amendment dated 9-12-12. (7)
(zz)	Nuveen Investments, LLC (4)
(aaa)	OppenheimerFunds Distributor, Inc. (4)
(i) Amendment No. 2. (7)
(ii) Amendment dated 12-31-12. (7)
(bbb)	PIMCO Funds Distributor LLC (Includes Allianz) (4)
(i) Amendment No. 2. (7)

	(ccc)	Pioneer Funds Distributor, Inc. (4)
	(ddd)	Prudential Investment Management Services LLC (4)
(i) Amendment No. 4. (7)
	(eee)	Putnam Mutual Funds Corp. (4)
(i) Amendment Nos. 7 through 10. (7)
	(fff)	RidgeWorth Distributors LLC (4)
	(ggg)	Royce Fund Services, Inc. (4)
(i) Amendment dated 10-31-07. (6)
(ii) Amendment Nos. 2 and 3. (6)
	(hhh)	RS — distributed by PFPC Distributors, Inc. (4)
	(iii)	Russell Financial Services, Inc. (4)
(i) Amendment dated 12-1-14. (6)
	(jjj)	State Street Global Markets, LLC (4)
	(kkk)	T. Rowe Price Investment Services, Inc. (4)
	(lll)	Teachers Personal Investor Services, Inc. (4)
	(mmm)	Thornburg Securities Corp. (4)
(i) Amendment dated 9-6-06. (6)
(ii) Amendment dated 3-13-07. (6)
(iii) Amendment No. 5. (6)
(iv) Amendment dated 1-18-13. (6)
(v) Amendment dated 7-1-14. (6)
	(nnn)	Timothy Partners, Ltd. (4)
	(ooo)	UBS — distributed by Brinson Advisors, Inc. (4)
	(ppp)	The Vanguard Group, Inc. (4)
	(qqq)	Victory Retail Service Agreement and Amendments. (7)
	(rrr)	Wells Fargo Funds Distributor, LLC (4)
(i) Amendment Nos. 1 and 2. (5)
(9)

Opinion and Consent of Christopher M. Grinnell, Lead Counsel, ERISA & Retirement Investment Products & Head of Mutual Funds Practice Group, Massachusetts Mutual Life Insurance Company, administrator and exclusive agent of Hartford Life Insurance Company Separate Account 11.

(10)	(a) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
(b) Consent of KPMG LLP.
(11)	Not applicable.
(12)	Not applicable.
(99)	Copy of Power of Attorney.

(1)      Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-145655, filed on August 10, 2010.

(2)      Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement No. 33-59541, filed on April 22, 2013.

(3)      Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement File No. 333-72042, filed on April 30, 2019.

(4)      Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement File No. 333-72042, filed on April 23, 2012.

(5)      Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement File No. 333-72042, filed on April 25, 2014.

(6)      Incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement File No. 333-72042, filed on April 28, 2015.

(7)      Incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement File No. 333-72042, filed on September 22, 2015.

(8)      Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement File No. 333-72042, filed on April 29, 2016.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION WITH TalcotT Resolution
Christopher B. Abreu	Vice President and Chief Actuary
Ellen T. Below	Vice President and Chief Communications Officer
Jeremy Billiel	Assistant Vice President and Treasurer
Matthew Bjorkman	Vice President and Chief Auditor
John B. Brady	Vice President and Chief Actuary, Appointed Actuary
Richard J Carbone* (1)	Director
Christopher S. Conner	Assistant Vice President, Chief Compliance Officer of Separate Accounts, AML Compliance Officer and Sanctions Compliance Officer
Henry Cornell* (2)	Director
Robert A. Cornell	Vice President and Actuary
Christopher Cramer	Vice President and Director of Tax
Christopher J. Dagnault (3)	Vice President
Gilles M. Dellaert* (4)	Director
George Eknaian	Senior Vice President and Chief Risk Officer
Oliver M. Goldstein* (5)	Director
Michael R. Hazel	Vice President and Controller
Donna R. Jarvis	Vice President and Actuary
Brion S. Johnson* (6)	Director
Diane Krajewski	Vice President, Chief Human Resources Officer and Head of Operations
Craig D. Morrow	Vice President
Emily R. Pollack* (2)	Director
Matthew J. Poznar	Senior Vice President and Chief Investment Officer
Lisa M. Proch	Senior Vice President, General Counsel and Chief Compliance Officer
Michael S. Rubinoff* (7)	Director
Peter F. Sannizzaro*	President, Chief Operating Officer and Director
David I. Schamis* (8)	Director
Robert R. Siracusa	Vice President and Chief Financial Officer
Leslie T. Soler	Assistant Vice President and Corporate Secretary
Samir Srivastava	Vice President and Chief Information Officer
Robert W. Stein* (9)	Director
Heath L. Watkin* (10)	Director

Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095.

(1)	Address: 469 Edinboro Rd., Staten Island, NY 10306
(2)	Address: Cornell Capital LLP, 499 Park Ave., 21st Floor, New York, NY 10022
(3)	Address: 500 Bielenberg Drive, Woodbury, MN 55125
(4)	Address: Global Atlantic Financial Group, 4 World Trade Center, 150 Greenwich St., 51st Floor, New York, NY 10007
(5)	Address: Pine Brook, One Grand Central Place, 60 East 42nd St., 50th Floor, New York, NY 10165
(6)	Address: The Hartford, 690 Asylum Ave., Hartford, CT 06155
(7)	Address: Safra, 546 5th Ave., 3rd Floor, New York., NY 10036
(8)	Address: Atlas Merchant Capital, 375 Park Ave., 21st Floor, New York, NY 10152
(9)	Address: 39 West 94th St., New York, NY 10025
(10)	Address: TRB Advisors LP, 767 Fifth Ave., 12th Floor, New York, NY 10153

*   Denotes Board of Directors.

ITEM 26.                   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement File No. 333-72042, filed on April 30, 2019.

ITEM 27.                   NUMBER OF CONTRACT OWNERS

As of April 22, 2019, there were 1,511 Contract Owners.

ITEM 28.                   INDEMNIFICATION

Section 33-776 of the Connecticut General Statutes states that: “a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive.”

Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a “Proceeding”) because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by-laws, each an “Officer”), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person’s official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation’s Certificate, in each case, as determined in accordance with the procedures set forth in the by-laws. For purposes of the by-laws, a “Covered Entity” shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.                   PRINCIPAL UNDERWRITERS

(a)                   MMLD acts as principal underwriter for the following investment companies:

Talcott Resolution Life Insurance Company - Separate Account Two

Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account I)

Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account II)

Talcott Resolution Life Insurance Company - Separate Account Two (QP Variable Account)

Talcott Resolution Life Insurance Company - Separate Account Two (NQ Variable Account)

Talcott Resolution Life Insurance Company - Separate Account Eleven

Talcott Resolution Life Insurance Company - Separate Account Twelve

(b) Officers and Member Representatives of MML Distributors, LLC

	POSITIONS AND OFFICES	PRINCIPAL BUSINESS
NAME	WITH UNDERWRITER	ADDRESS
Stephen Alibozek	Entity Contracting Officer	*
Derek Darley	Assistant Treasurer	*
Edward K. Duch III	Assistant Secretary	*
Michael Fanning	Member Representative, MassMutual Holding LLC and Massachusetts Mutual Life Insurance Company	*
Brian Haendiges	Vice President	**
Nathan L. Hall	Chief Financial Officer Treasurer	**
Teresa Hassara	Vice President	**
Aruna Hobbs	Vice President	**
H. Bradford Hoffman	Chief Risk Officer	*
Kevin LaComb	Assistant Treasurer	*
Mario Morton	Registration Manager	*
Alyssa O’Connor	Assistant Secretary	*
Todd Picken	Assistant Treasurer	*
Kelly Pirotta	AML Compliance Officer	*
Robert S. Rosenthal	Chief Legal Officer Vice President Secretary	*
Susan Scanlon	Chief Compliance Officer	*
Barbara Upton	Continuing Education Officer	**
Donna Watson	Assistant Treasurer	**
Eric Wietsma	Chief Executive Officer President	**
Tina Wilson	Vice President	**

*                 Address: 1295 State Street, Springfield, MA 01111-0001

**          Address: 100 Bright Meadow Blvd., Enfield, CT 06082

ITEM 30.                   LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Massachusetts Mutual Life Insurance Company (“MassMutual”), as administrator at 1295 State Street, Springfield, MA 01111.

ITEM 31.                   MANAGEMENT SERVICES

All management contracts are discussed in Part A and Part B of this registration statement.

ITEM 32.                   UNDERTAKINGS

(a)         The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b)         The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)          The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)         MassMutual, in its capacity as Administrator to Talcott Resolution hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Talcott Resolution.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Enfield, and State of Connecticut on this 1st day of May, 2019.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY -

SEPARATE ACCOUNT ELEVEN

(Registrant)

By:	Peter F. Sannizzaro	*By:	/s/ Sadie R. Gordon
	Peter F. Sannizzaro		Sadie R. Gordon
	President and Chief Operating Officer		Attorney-In-Fact

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

(Depositor)

By:	Peter F. Sannizzaro
Peter F. Sannizzaro
President and Chief Operating Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Peter F. Sannizzaro, President, Chief Operating Officer and Director*
Robert R. Siracusa, Chief Financial Officer	/s/ Peter F. Sannizzaro
Richard J. Carbone, Director*	Peter F. Sannizzaro
Henry Cornell, Director*	/s/ Robert R. Siracusa
Gilles M. Dellaert, Director*	Robert R. Siracusa
Oliver M. Goldstein, Director*	* By:	/s/ Sadie R. Gordon
Brion S. Johnson, Director*		Sadie R. Gordon, Attorney-in-Fact
Emily R. Pollack, Director*	Date:	May 1, 2019
Michael S. Rubinoff, Director*
David I. Schamis, Director*
Robert W. Stein, Director*
Heath L. Watkin, Director*

333-72042

EXHIBIT INDEX

(9)

Opinion and Consent of Christopher M. Grinnell, Lead Counsel, ERISA & Retirement Investment Products & Head of Mutual Funds Practice Group, Massachusetts Mutual Life Insurance Company, administrator and exclusive agent of Talcott Resolution Life Insurance Company Separate Account 11.

(10)	(a) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
(b) Consent of KPMG LLP.
(99)	Copy of Power of Attorney.